     As filed with the Securities and Exchange Commission on April 5, 2017



                                          Registration Statement Nos. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 27                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 193                             [X]


                       (Check Appropriate box or boxes.)



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)




                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2017 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.

This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.

This registration statement also incorporates by reference the three Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.


This registration statement also incorporates by reference the three Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 25/Amendment No. 171 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 8, 2015.

This registration statement also incorporates by reference the three Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 26/Amendment No. 183 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2016.

                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


BRIGHTHOUSE FUNDS TRUST I

     BlackRock High Yield Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Invesco Comstock Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Jennison Growth Portfolio -- Class B


     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio

PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE..................     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE...................     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED.................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED..................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.............................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED..............................     3.25%              3.40%             3.60%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.

(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                 GMWB I                       0.40%
                 GMWB II                      0.50%
   GMWB for Life (Single Life Option)         0.65%
    GMWB for Life (Joint Life Option)         0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.31%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.89%     0.25%          0.11%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.70%     0.15%          0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.03%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class B.........    0.56%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.00%       --              1.00%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.25%     0.06%             1.19%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.06%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.10%             0.86%
 PIMCO Total Return Portfolio -- Class B..........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.87%     0.09%             0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.38%     0.02%             0.36%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.60%            0.90%       --              0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%             0.79%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.86%       --              0.86%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%             0.83%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%        0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%         0.15%        0.03%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............    0.61%         0.25%        0.02%
 Franklin Small-Mid Cap Growth VIP Fund..........    0.79%         0.25%        0.05%
 Templeton Foreign VIP Fund......................    0.78%         0.25%        0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%         0.25%        0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................    0.75%         0.25%        0.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%         0.25%        0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%         0.25%        0.26%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............. 0.01%            0.76%     0.05%           0.71%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............   --             0.88%     0.01%           0.87%
 Franklin Small-Mid Cap Growth VIP Fund.......... 0.01%            1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             1.05%     --              1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................   --             1.07%     --              1.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%     --              0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.31%     --              1.31%



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



          UNDERLYING FUND                   INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------ -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --   Seeks to maximize total return,      Brighthouse Investment Advisers, LLC
 Class B                            consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment management.   Management, Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Invesco Comstock Portfolio --          Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of      Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,    Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.          Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term            LLC
                                      capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                               LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes.

As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth

Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION

--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                        PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.432
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.728
                                                                                   2007   1.606
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   2.198
                                                                                   2015   2.316
                                                                                   2014   2.164
                                                                                   2013   1.695
                                                                                   2012   1.537
                                                                                   2011   1.473
                                                                                   2010   1.240
                                                                                   2009   1.073
                                                                                   2008   1.495
                                                                                   2007   1.561
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.515
                                                                                   2015   2.624
                                                                                   2014   2.480
                                                                                   2013   1.823
                                                                                   2012   1.670
                                                                                   2011   1.782
                                                                                   2010   1.418
                                                                                   2009   1.003
                                                                                   2008   1.772
                                                                                   2007   1.618
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.945
                                                                                   2015   2.113
                                                                                   2014   2.415
                                                                                   2013   1.994
                                                                                   2012   1.713
                                                                                   2011   1.947
                                                                                   2010   1.824
                                                                                   2009   1.352
                                                                                   2008   2.303
                                                                                   2007   2.026
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.888
                                                                                   2015   2.991
                                                                                   2014   2.530
                                                                                   2013   1.744
                                                                                   2012   1.495
                                                                                   2011   1.486
                                                                                   2010   1.210
                                                                                   2009   0.916
                                                                                   2008   1.566
                                                                                   2007   1.625



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 1.527                      --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 1.708                      --
                                                                                   1.728                 832,107
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2.511                 732,249
                                                                                   2.198                 927,403
                                                                                   2.316               1,275,919
                                                                                   2.164               1,777,612
                                                                                   1.695               2,277,088
                                                                                   1.537               2,541,401
                                                                                   1.473               2,411,278
                                                                                   1.240               2,605,955
                                                                                   1.073               3,339,564
                                                                                   1.495               4,448,571
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2.579                 530,398
                                                                                   2.515                 744,493
                                                                                   2.624                 901,064
                                                                                   2.480               1,285,702
                                                                                   1.823               1,452,326
                                                                                   1.670               1,895,133
                                                                                   1.782               2,269,287
                                                                                   1.418               2,472,014
                                                                                   1.003               2,303,395
                                                                                   1.772               2,549,028
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2.053                 821,035
                                                                                   1.945                 883,751
                                                                                   2.113               1,179,642
                                                                                   2.415               1,440,660
                                                                                   1.994               1,714,677
                                                                                   1.713               2,083,263
                                                                                   1.947               2,300,173
                                                                                   1.824               2,629,076
                                                                                   1.352               2,896,518
                                                                                   2.303               3,412,070
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2.870                 447,707
                                                                                   2.888                 533,598
                                                                                   2.991                 654,319
                                                                                   2.530                 953,285
                                                                                   1.744                 925,934
                                                                                   1.495               1,088,048
                                                                                   1.486               1,189,969
                                                                                   1.210               1,406,061
                                                                                   0.916               1,609,646
                                                                                   1.566               1,848,012

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.062
                                                                                   2013   1.584
                                                                                   2012   1.400
                                                                                   2011   1.515
                                                                                   2010   1.320
                                                                                   2009   1.036
                                                                                   2008   1.659
                                                                                   2007   1.732
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.815
                                                                                   2015   1.929
                                                                                   2014   1.726
                                                                                   2013   1.395
                                                                                   2012   1.242
                                                                                   2011   1.171
                                                                                   2010   1.061
                                                                                   2009   0.878
                                                                                   2008   1.372
                                                                                   2007   1.367
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.203
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.334
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.585
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.924
                                                                                   2015   2.037
                                                                                   2014   2.003
                                                                                   2013   1.860
                                                                                   2012   1.621
                                                                                   2011   1.609
                                                                                   2010   1.522
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.211
                                                                                   2015   2.388
                                                                                   2014   2.244
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   2.111
                                                                                   2015   2.487
                                                                                   2014   2.616
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.888
                                                                                   2008   1.574
                                                                                   2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *................. 2016   1.972
                                                                                   2015   2.039
                                                                                   2014   2.225
                                                                                   2013   1.895
                                                                                   2012   1.649
                                                                                   2011   1.876
                                                                                   2010   1.710
                                                                                   2009   1.320
                                                                                   2008   2.326
                                                                                   2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.078
                                                                                   2012   1.040
                                                                                   2011   1.115
                                                                                   2010   0.922
                                                                                   2009   0.685
                                                                                   2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.894
                                                                                   2011   0.920
                                                                                   2010   0.854
                                                                                   2009   0.604
                                                                                   2008   1.134
                                                                                   2007   1.008



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.073                      --
                                                                                   2.062                 510,010
                                                                                   1.584                 559,813
                                                                                   1.400                 621,136
                                                                                   1.515                 793,654
                                                                                   1.320                 960,678
                                                                                   1.036                 998,096
                                                                                   1.659               1,225,268
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2.051                 410,816
                                                                                   1.815                 479,409
                                                                                   1.929                 511,764
                                                                                   1.726                 596,042
                                                                                   1.395                 802,498
                                                                                   1.242                 966,194
                                                                                   1.171               1,464,905
                                                                                   1.061               1,628,822
                                                                                   0.878               2,526,645
                                                                                   1.372               2,803,309
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 1.261                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 1.372                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 1.640                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2.160               1,762,691
                                                                                   1.924               1,756,880
                                                                                   2.037               2,321,265
                                                                                   2.003               4,062,753
                                                                                   1.860               5,519,026
                                                                                   1.621               6,792,409
                                                                                   1.609               8,016,351
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2.553               1,364,626
                                                                                   2.211               1,704,669
                                                                                   2.388               2,181,931
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2.317               1,050,676
                                                                                   2.111               1,164,762
                                                                                   2.487               1,280,008
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 0.844                      --
                                                                                   0.888               2,550,940
                                                                                   1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *................. 1.924                 534,835
                                                                                   1.972                 604,898
                                                                                   2.039                 825,891
                                                                                   2.225               1,304,709
                                                                                   1.895               1,599,937
                                                                                   1.649               1,791,610
                                                                                   1.876               1,929,042
                                                                                   1.710               2,172,868
                                                                                   1.320               1,489,970
                                                                                   2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 1.168                      --
                                                                                   1.078               3,042,023
                                                                                   1.040               3,337,591
                                                                                   1.115               3,716,664
                                                                                   0.922               3,990,754
                                                                                   0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 1.005                      --
                                                                                   0.894               3,671,237
                                                                                   0.920               4,410,622
                                                                                   0.854               5,165,344
                                                                                   0.604               3,561,873
                                                                                   1.134               3,917,570

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.404
                                                                                 2015   1.371
                                                                                 2014   1.364
                                                                                 2013   1.090
                                                                                 2012   0.913
                                                                                 2011   1.013
                                                                                 2010   0.887
                                                                                 2009   0.645
                                                                                 2008   1.101
                                                                                 2007   1.052
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.564
                                                                                 2015   1.588
                                                                                 2014   1.548
                                                                                 2013   1.603
                                                                                 2012   1.490
                                                                                 2011   1.497
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   2.115
                                                                                 2015   2.154
                                                                                 2014   1.972
                                                                                 2013   1.509
                                                                                 2012   1.389
                                                                                 2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.632
                                                                                 2015   1.682
                                                                                 2014   1.635
                                                                                 2013   1.638
                                                                                 2012   1.493
                                                                                 2011   1.465
                                                                                 2010   1.328
                                                                                 2009   1.086
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.153
                                                                                 2015   2.265
                                                                                 2014   2.076
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.909
                                                                                 2015   1.827
                                                                                 2014   1.707
                                                                                 2013   1.293
                                                                                 2012   1.150
                                                                                 2011   1.285
                                                                                 2010   1.091
                                                                                 2009   0.867
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.976
                                                                                 2015   0.991
                                                                                 2014   1.007
                                                                                 2013   1.022
                                                                                 2012   1.038
                                                                                 2011   1.055
                                                                                 2010   1.071
                                                                                 2009   1.083
                                                                                 2008   1.069
                                                                                 2007   1.034
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.511
                                                                                 2015   1.388
                                                                                 2014   1.296
                                                                                 2013   0.963
                                                                                 2012   1.000
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   2.085
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 1.385                 716,628
                                                                                 1.404               1,083,889
                                                                                 1.371               1,392,297
                                                                                 1.364               2,101,336
                                                                                 1.090               2,614,232
                                                                                 0.913               3,092,017
                                                                                 1.013               3,351,427
                                                                                 0.887               3,797,293
                                                                                 0.645               5,083,679
                                                                                 1.101               6,913,233
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 1.580               3,518,206
                                                                                 1.564               4,038,435
                                                                                 1.588               4,906,754
                                                                                 1.548               6,433,826
                                                                                 1.603               8,842,108
                                                                                 1.490               9,215,698
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2.128                      --
                                                                                 2.115               1,128,795
                                                                                 2.154               1,347,938
                                                                                 1.972               1,625,287
                                                                                 1.509               2,100,849
                                                                                 1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 1.671                      --
                                                                                 1.632               3,843,595
                                                                                 1.682               4,712,750
                                                                                 1.635               6,289,123
                                                                                 1.638               7,794,736
                                                                                 1.493               8,520,374
                                                                                 1.465               9,951,087
                                                                                 1.328              10,244,403
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2.460                 267,745
                                                                                 2.153                 364,191
                                                                                 2.265                 450,145
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 1.879                 398,912
                                                                                 1.909                 506,569
                                                                                 1.827                 639,802
                                                                                 1.707                 890,153
                                                                                 1.293               1,139,583
                                                                                 1.150               1,575,783
                                                                                 1.285               2,049,756
                                                                                 1.091               1,993,238
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 0.964               4,180,229
                                                                                 0.976               5,330,472
                                                                                 0.991               7,232,861
                                                                                 1.007              10,018,131
                                                                                 1.022              12,543,678
                                                                                 1.038              13,039,890
                                                                                 1.055              14,271,296
                                                                                 1.071              16,182,132
                                                                                 1.083              23,360,395
                                                                                 1.069              14,341,336
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 1.485               1,806,471
                                                                                 1.511               2,139,186
                                                                                 1.388               2,861,766
                                                                                 1.296               2,530,340
                                                                                 0.963               3,136,059
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2.120               1,173,924
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2016   1.426
                                                                                2015   1.454
                                                                                2014   1.363
                                                                                2013   1.166
                                                                                2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 2016   1.260
                                                                                2015   1.284
                                                                                2014   1.180
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.424
                                                                                2015   1.441
                                                                                2014   1.468
                                                                                2013   1.177
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.397
                                                                                2013   1.103
                                                                                2012   1.013
                                                                                2011   1.068
                                                                                2010   0.993
                                                                                2009   0.871
                                                                                2008   1.312
                                                                                2007   1.252
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.251
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.479
                                                                                2010   1.298
                                                                                2009   1.055
                                                                                2008   1.633
                                                                                2007   1.583
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.747
                                                                                2008   1.154
                                                                                2007   1.148
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.355
                                                                                2009   0.860
                                                                                2008   1.357
                                                                                2007   1.305
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.750
                                                                                2008   1.266
                                                                                2007   1.222
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.700
                                                                                2008   1.394
                                                                                2007   1.318
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.240
                                                                                2008   2.295
                                                                                2007   2.059
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.763
                                                                                2008   1.257
                                                                                2007   1.181
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.174
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.095
                                                                                2008   1.797
                                                                                2007   1.966
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.131
                                                                                2008   1.301
                                                                                2007   1.245



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.529                 837,780
                                                                                1.426                 981,638
                                                                                1.454               1,388,954
                                                                                1.363               1,958,493
                                                                                1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 1.415               1,498,136
                                                                                1.260               1,666,913
                                                                                1.284               2,051,341
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.660                 988,487
                                                                                1.424               1,186,325
                                                                                1.441               1,742,472
                                                                                1.468               2,660,872
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.392                      --
                                                                                1.397               2,432,292
                                                                                1.103               3,009,187
                                                                                1.013               3,280,088
                                                                                1.068               3,808,059
                                                                                0.993               4,206,784
                                                                                0.871               3,598,356
                                                                                1.312               4,044,082
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.377                      --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.582                      --
                                                                                1.479               3,159,004
                                                                                1.298               3,570,805
                                                                                1.055               4,691,252
                                                                                1.633               5,631,988
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.745                      --
                                                                                0.747               1,704,975
                                                                                1.154               1,848,001
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 1.452                      --
                                                                                1.355               7,476,040
                                                                                0.860               5,955,607
                                                                                1.357               7,494,369
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 0.718                      --
                                                                                0.750               1,159,831
                                                                                1.266               1,471,687
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 0.737                      --
                                                                                0.700               1,382,110
                                                                                1.394               1,632,565
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 1.133                      --
                                                                                1.240               1,301,133
                                                                                2.295               1,649,508
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 0.786                      --
                                                                                0.763               2,074,678
                                                                                1.257               2,476,758
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 1.388                      --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 1.045                      --
                                                                                1.095               2,490,140
                                                                                1.797               2,852,927
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 1.197                      --
                                                                                1.131               8,328,257
                                                                                1.301               9,110,661

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.526
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.852
                                                                              2013   2.962
                                                                              2012   2.694
                                                                              2011   3.582
                                                                              2010   3.147
                                                                              2009   1.837
                                                                              2008   4.474
                                                                              2007   3.190
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.194
                                                                              2013   1.730
                                                                              2012   1.598
                                                                              2011   1.534
                                                                              2010   1.307
                                                                              2009   1.165
                                                                              2008   1.703
                                                                              2007   1.720
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.430
                                                                              2013   1.218
                                                                              2012   1.105
                                                                              2011   1.161
                                                                              2010   1.027
                                                                              2009   0.786
                                                                              2008   1.230
                                                                              2007   1.182
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.421
                                                                              2013   1.241
                                                                              2012   1.130
                                                                              2011   1.172
                                                                              2010   1.045
                                                                              2009   0.807
                                                                              2008   1.190
                                                                              2007   1.144
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.482
                                                                              2015   2.691
                                                                              2014   2.381
                                                                              2013   1.822
                                                                              2012   1.670
                                                                              2011   1.801
                                                                              2010   1.551
                                                                              2009   1.258
                                                                              2008   1.928
                                                                              2007   1.859
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.308
                                                                              2015   3.215
                                                                              2014   2.501
                                                                              2013   2.501
                                                                              2012   2.189
                                                                              2011   2.025
                                                                              2010   1.600
                                                                              2009   1.235
                                                                              2008   2.035
                                                                              2007   2.555



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 1.528                      --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2.809                      --
                                                                              2.852                 847,496
                                                                              2.962               1,120,776
                                                                              2.694               1,346,342
                                                                              3.582               1,596,518
                                                                              3.147               1,761,043
                                                                              1.837               1,762,960
                                                                              4.474               2,011,775
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2.243                      --
                                                                              2.194               2,179,154
                                                                              1.730               2,557,034
                                                                              1.598               2,994,484
                                                                              1.534               3,266,040
                                                                              1.307               3,687,192
                                                                              1.165               4,667,821
                                                                              1.703               6,027,323
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.447                      --
                                                                              1.430               4,145,668
                                                                              1.218               5,042,778
                                                                              1.105               5,387,864
                                                                              1.161               5,688,750
                                                                              1.027               5,750,319
                                                                              0.786               6,942,526
                                                                              1.230               6,977,094
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.439                      --
                                                                              1.421               5,095,981
                                                                              1.241               7,336,704
                                                                              1.130               7,797,111
                                                                              1.172               9,063,688
                                                                              1.045              11,902,467
                                                                              0.807              15,700,518
                                                                              1.190              17,658,937
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2.840                 506,935
                                                                              2.482                 657,614
                                                                              2.691                 887,845
                                                                              2.381               1,017,811
                                                                              1.822               1,275,134
                                                                              1.670               1,644,377
                                                                              1.801               1,925,836
                                                                              1.551               2,087,828
                                                                              1.258               3,000,107
                                                                              1.928               3,743,748
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 3.447                 451,832
                                                                              3.308                 549,523
                                                                              3.215                 721,711
                                                                              2.501               1,061,571
                                                                              2.501               1,357,583
                                                                              2.189               1,510,689
                                                                              2.025               1,739,293
                                                                              1.600               1,923,485
                                                                              1.235               1,900,438
                                                                              2.035               2,341,756





                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   0.985           1.046           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.099           1.082           --
                                                                     2007   1.036           1.099           --

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.380
                                                                                   2015   1.474
                                                                                   2014   1.396
                                                                                   2013   1.108
                                                                                   2012   1.019
                                                                                   2011   0.989
                                                                                   2010   0.844
                                                                                   2009   0.741
                                                                                   2008   1.046
                                                                                   2007   1.107
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   1.367
                                                                                   2015   1.446
                                                                                   2014   1.385
                                                                                   2013   1.032
                                                                                   2012   0.959
                                                                                   2011   1.037
                                                                                   2010   0.836
                                                                                   2009   0.600
                                                                                   2008   1.074
                                                                                   2007   0.994
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   0.964
                                                                                   2015   1.061
                                                                                   2014   1.229
                                                                                   2013   1.029
                                                                                   2012   0.896
                                                                                   2011   1.032
                                                                                   2010   0.980
                                                                                   2009   0.736
                                                                                   2008   1.271
                                                                                   2007   1.133
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   1.653
                                                                                   2015   1.735
                                                                                   2014   1.487
                                                                                   2013   1.039
                                                                                   2012   0.903
                                                                                   2011   0.910
                                                                                   2010   0.751
                                                                                   2009   0.576
                                                                                   2008   0.998
                                                                                   2007   1.046
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.243
                                                                                   2013   0.968
                                                                                   2012   0.867
                                                                                   2011   0.952
                                                                                   2010   0.840
                                                                                   2009   0.668
                                                                                   2008   1.085
                                                                                   2007   1.143
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.285
                                                                                   2015   1.384
                                                                                   2014   1.256
                                                                                   2013   1.029
                                                                                   2012   0.928
                                                                                   2011   0.887
                                                                                   2010   0.815
                                                                                   2009   0.684
                                                                                   2008   1.082
                                                                                   2007   1.088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.102
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.067
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.024



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 1.555           --
                                                                                   1.380           --
                                                                                   1.474           --
                                                                                   1.396           --
                                                                                   1.108           --
                                                                                   1.019           --
                                                                                   0.989           --
                                                                                   0.844           --
                                                                                   0.741           --
                                                                                   1.046           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 1.384           --
                                                                                   1.367           --
                                                                                   1.446           --
                                                                                   1.385           --
                                                                                   1.032           --
                                                                                   0.959           --
                                                                                   1.037           --
                                                                                   0.836           --
                                                                                   0.600           --
                                                                                   1.074           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 1.003           --
                                                                                   0.964           --
                                                                                   1.061           --
                                                                                   1.229           --
                                                                                   1.029           --
                                                                                   0.896           --
                                                                                   1.032           --
                                                                                   0.980           --
                                                                                   0.736           --
                                                                                   1.271           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 1.620           --
                                                                                   1.653           --
                                                                                   1.735           --
                                                                                   1.487           --
                                                                                   1.039           --
                                                                                   0.903           --
                                                                                   0.910           --
                                                                                   0.751           --
                                                                                   0.576           --
                                                                                   0.998           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.245           --
                                                                                   1.243           --
                                                                                   0.968           --
                                                                                   0.867           --
                                                                                   0.952           --
                                                                                   0.840           --
                                                                                   0.668           --
                                                                                   1.085           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 1.433           --
                                                                                   1.285           --
                                                                                   1.384           --
                                                                                   1.256           --
                                                                                   1.029           --
                                                                                   0.928           --
                                                                                   0.887           --
                                                                                   0.815           --
                                                                                   0.684           --
                                                                                   1.082           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 1.150           --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 1.093           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 1.055           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)....................... 2016   1.302
                                                                              2015   1.397
                                                                              2014   1.392
                                                                              2013   1.310
                                                                              2012   1.158
                                                                              2011   1.164
                                                                              2010   1.111
 MIST Invesco Comstock Subaccount (Class B) (4/14)........................... 2016   1.309
                                                                              2015   1.433
                                                                              2014   1.359
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2016   0.745
                                                                              2015   0.890
                                                                              2014   0.945
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............. 2009   0.594
                                                                              2008   1.068
                                                                              2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.000
                                                                              2015   1.048
                                                                              2014   1.160
                                                                              2013   1.001
                                                                              2012   0.883
                                                                              2011   1.018
                                                                              2010   0.941
                                                                              2009   0.736
                                                                              2008   1.315
                                                                              2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.910
                                                                              2012   0.890
                                                                              2011   0.968
                                                                              2010   0.811
                                                                              2009   0.610
                                                                              2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.828
                                                                              2011   0.864
                                                                              2010   0.813
                                                                              2009   0.582
                                                                              2008   1.109
                                                                              2007   0.999
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2016   1.231
                                                                              2015   1.220
                                                                              2014   1.229
                                                                              2013   0.995
                                                                              2012   0.846
                                                                              2011   0.951
                                                                              2010   0.844
                                                                              2009   0.622
                                                                              2008   1.077
                                                                              2007   1.043
 MIST PIMCO Total Return Subaccount (Class B) (5/11)......................... 2016   1.263
                                                                              2015   1.300
                                                                              2014   1.284
                                                                              2013   1.348
                                                                              2012   1.270
                                                                              2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.301
                                                                              2015   1.343
                                                                              2014   1.246
                                                                              2013   0.967
                                                                              2012   0.902
                                                                              2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.320
                                                                              2015   1.379
                                                                              2014   1.359
                                                                              2013   1.379
                                                                              2012   1.274
                                                                              2011   1.268
                                                                              2010   1.165
                                                                              2009   0.961



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)....................... 1.441           --
                                                                              1.302           --
                                                                              1.397           --
                                                                              1.392           --
                                                                              1.310           --
                                                                              1.158           --
                                                                              1.164           --
 MIST Invesco Comstock Subaccount (Class B) (4/14)........................... 1.491           --
                                                                              1.309           --
                                                                              1.433           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 0.807           --
                                                                              0.745           --
                                                                              0.890           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............. 0.562           --
                                                                              0.594           --
                                                                              1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 0.963           --
                                                                              1.000           --
                                                                              1.048           --
                                                                              1.160           --
                                                                              1.001           --
                                                                              0.883           --
                                                                              1.018           --
                                                                              0.941           --
                                                                              0.736           --
                                                                              1.315           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 0.983           --
                                                                              0.910           --
                                                                              0.890           --
                                                                              0.968           --
                                                                              0.811           --
                                                                              0.610           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 0.927           --
                                                                              0.828           --
                                                                              0.864           --
                                                                              0.813           --
                                                                              0.582           --
                                                                              1.109           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 1.199           --
                                                                              1.231           --
                                                                              1.220           --
                                                                              1.229           --
                                                                              0.995           --
                                                                              0.846           --
                                                                              0.951           --
                                                                              0.844           --
                                                                              0.622           --
                                                                              1.077           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)......................... 1.258           --
                                                                              1.263           --
                                                                              1.300           --
                                                                              1.284           --
                                                                              1.348           --
                                                                              1.270           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)............................... 1.303           --
                                                                              1.301           --
                                                                              1.343           --
                                                                              1.246           --
                                                                              0.967           --
                                                                              0.902           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)................... 1.346           --
                                                                              1.320           --
                                                                              1.379           --
                                                                              1.359           --
                                                                              1.379           --
                                                                              1.274           --
                                                                              1.268           --
                                                                              1.165           --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   1.264           1.425                     --
                                                                         2015   1.348           1.264                     --
                                                                         2014   1.246           1.348                     --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)......... 2016   1.163           1.129                     --
                                                                         2015   1.128           1.163                     --
                                                                         2014   1.068           1.128                     --
                                                                         2013   0.820           1.068                     --
                                                                         2012   0.740           0.820                     --
                                                                         2011   0.837           0.740                     --
                                                                         2010   0.720           0.837                     --
                                                                         2009   0.578           0.720                     --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   0.850           0.829                     --
                                                                         2015   0.875           0.850                     --
                                                                         2014   0.901           0.875                     --
                                                                         2013   0.927           0.901                     --
                                                                         2012   0.955           0.927                     --
                                                                         2011   0.983           0.955                     --
                                                                         2010   1.012           0.983                     --
                                                                         2009   1.037           1.012                     --
                                                                         2008   1.038           1.037                     --
                                                                         2007   1.017           1.038                     --
 MSF Jennison Growth Subaccount (Class B) (4/12)........................ 2016   1.325           1.286                     --
                                                                         2015   1.234           1.325                     --
                                                                         2014   1.169           1.234                     --
                                                                         2013   0.880           1.169                     --
                                                                         2012   0.920           0.880                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2016   1.173           1.221                     --
                                                                         2015   1.223           1.173                     --
                                                                         2014   1.193           1.223                     --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2016   1.152           1.210                 94,965
                                                                         2015   1.206           1.152                 95,131
                                                                         2014   1.170           1.206                 95,303
 MSF MFS(R) Total Return Subaccount (Class B) (4/07).................... 2016   1.251           1.324                     --
                                                                         2015   1.293           1.251                     --
                                                                         2014   1.228           1.293                     --
                                                                         2013   1.065           1.228                     --
                                                                         2012   0.985           1.065                     --
                                                                         2011   0.993           0.985                     --
                                                                         2010   0.931           0.993                     --
                                                                         2009   0.810           0.931                     --
                                                                         2008   1.074           0.810                     --
                                                                         2007   1.102           1.074                136,677
 MSF MFS(R) Value Subaccount (Class B) (4/14)........................... 2016   1.160           1.286                     --
                                                                         2015   1.199           1.160                     --
                                                                         2014   1.112           1.199                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)............... 2016   1.155           1.328                     --
                                                                         2015   1.184           1.155                     --
                                                                         2014   1.223           1.184                     --
                                                                         2013   0.989           1.223                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)................ 2007   1.005           1.031                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)......................... 2011   1.265           1.287                     --
                                                                         2010   1.195           1.265                     --
                                                                         2009   1.049           1.195                     --
                                                                         2008   1.089           1.049                     --
                                                                         2007   1.079           1.089                     --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)............. 2014   1.116           1.107                     --
                                                                         2013   0.893           1.116                     --
                                                                         2012   0.832           0.893                     --
                                                                         2011   0.889           0.832                     --
                                                                         2010   0.837           0.889                     --
                                                                         2009   0.745           0.837                     --
                                                                         2008   1.137           0.745                     --
                                                                         2007   1.100           1.137                     --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)............ 2007   1.106           1.204                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.973
                                                                                2010   0.866
                                                                                2009   0.713
                                                                                2008   1.119
                                                                                2007   1.099
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.680
                                                                                2008   1.065
                                                                                2007   1.073
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.040
                                                                                2009   0.669
                                                                                2008   1.070
                                                                                2007   1.043
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.639
                                                                                2008   1.093
                                                                                2007   1.070
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.544
                                                                                2008   1.100
                                                                                2007   1.054
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.657
                                                                                2008   1.234
                                                                                2007   1.121
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.618
                                                                                2008   1.031
                                                                                2007   0.982
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.003
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.561
                                                                                2008   0.933
                                                                                2007   1.035
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.909
                                                                                2008   1.060
                                                                                2007   1.028
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.080
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   0.960
                                                                                2013   1.010
                                                                                2012   0.932
                                                                                2011   1.256
                                                                                2010   1.118
                                                                                2009   0.661
                                                                                2008   1.633
                                                                                2007   1.180
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.335
                                                                                2013   1.066
                                                                                2012   0.999
                                                                                2011   0.972
                                                                                2010   0.839
                                                                                2009   0.758
                                                                                2008   1.123
                                                                                2007   1.150
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.167
                                                                                2013   1.007
                                                                                2012   0.927
                                                                                2011   0.986
                                                                                2010   0.885
                                                                                2009   0.686
                                                                                2008   1.089
                                                                                2007   1.060
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.185
                                                                                2013   1.049
                                                                                2012   0.968
                                                                                2011   1.018
                                                                                2010   0.920
                                                                                2009   0.720
                                                                                2008   1.076
                                                                                2007   1.049



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.036                     --
                                                                                0.973                     --
                                                                                0.866                     --
                                                                                0.713                     --
                                                                                1.119                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.675                     --
                                                                                0.680                     --
                                                                                1.065                     --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 1.110                     --
                                                                                1.040                     --
                                                                                0.669                     --
                                                                                1.070                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 0.609                     --
                                                                                0.639                     --
                                                                                1.093                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 0.571                     --
                                                                                0.544                     --
                                                                                1.100                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 0.598                     --
                                                                                0.657                     --
                                                                                1.234                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 0.634                     --
                                                                                0.618                     --
                                                                                1.031                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 1.173                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 0.533                     --
                                                                                0.561                     --
                                                                                0.933                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 0.958                     --
                                                                                0.909                     --
                                                                                1.060                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 1.069                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 0.941                     --
                                                                                0.960                     --
                                                                                1.010                     --
                                                                                0.932                     --
                                                                                1.256                     --
                                                                                1.118                     --
                                                                                0.661                     --
                                                                                1.633                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 1.358                     --
                                                                                1.335                     --
                                                                                1.066                     --
                                                                                0.999                     --
                                                                                0.972                     --
                                                                                0.839                     --
                                                                                0.758                     --
                                                                                1.123                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 1.176                     --
                                                                                1.167                 95,067
                                                                                1.007                 95,251
                                                                                0.927                350,066
                                                                                0.986                346,157
                                                                                0.885                341,559
                                                                                0.686                341,852
                                                                                1.089                335,694
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 1.195                     --
                                                                                1.185                     --
                                                                                1.049                     --
                                                                                0.968                 67,162
                                                                                1.018                 67,162
                                                                                0.920                 67,162
                                                                                0.720                 67,162
                                                                                1.076                 67,162

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2016   1.257           1.419           --
                                                                     2015   1.382           1.257           --
                                                                     2014   1.239           1.382           --
                                                                     2013   0.961           1.239           --
                                                                     2012   0.893           0.961           --
                                                                     2011   0.976           0.893           --
                                                                     2010   0.852           0.976           --
                                                                     2009   0.700           0.852           --
                                                                     2008   1.088           0.700           --
                                                                     2007   1.064           1.088           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   1.427           1.467           --
                                                                     2015   1.406           1.427           --
                                                                     2014   1.108           1.406           --
                                                                     2013   1.124           1.108           --
                                                                     2012   0.997           1.124           --
                                                                     2011   0.935           0.997           --
                                                                     2010   0.748           0.935           --
                                                                     2009   0.586           0.748           --
                                                                     2008   0.978           0.586           --
                                                                     2007   1.245           0.978           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(R) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and trusts were renamed.




                     FORMER NAME                                           NEW NAME
----------------------------------------------------- -------------------------------------------------
 MET INVESTOR SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.28%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --              0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%             0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%             0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................    0.35%       --           0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.72%     0.10%          0.03%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.57%       --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.55%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio++......    0.55%     0.25%          0.16%
 Mid Cap Portfolio.............................    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.78%     0.25%          0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --           0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.70%       --           0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.75%       --           0.11%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --           0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --           0.08%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................   --             0.38%     0.02%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.55%       --            0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%           0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%           0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.02%           0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.50%     0.01%           0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio++......   --             0.96%       --            0.96%
 Mid Cap Portfolio.............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.01%            1.08%     0.02%           1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.75%       --            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.72%       --            0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.83%       --            0.83%

                                                 DISTRIBUTION                               TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                    MANAGEMENT      SERVICE       OTHER      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         FEE      (12B-1) FEES   EXPENSES   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------- ------------ -------------- ---------- -------------- ----------- --------------- -----------
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...................    0.65%          --          0.63%         --          1.28%         0.39%         0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION

--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)................ 2016   3.034           3.006                 842,418
                                                                          2015   2.882           3.034                 964,040
                                                                          2014   2.860           2.882               1,262,865
                                                                          2013   2.249           2.860               1,522,148
                                                                          2012   1.864           2.249               1,651,014
                                                                          2011   2.077           1.864               1,835,155
                                                                          2010   1.888           2.077               2,167,106
                                                                          2009   1.347           1.888               2,352,962
                                                                          2008   2.221           1.347               2,288,132
                                                                          2007   1.964           2.221               2,653,561
 American Funds Growth Subaccount (Class 2) (5/03)....................... 2016   2.670           2.879               1,926,562
                                                                          2015   2.538           2.670               2,422,105
                                                                          2014   2.375           2.538               2,787,026
                                                                          2013   1.854           2.375               3,586,256
                                                                          2012   1.598           1.854               4,096,017
                                                                          2011   1.695           1.598               4,756,491
                                                                          2010   1.451           1.695               5,580,432
                                                                          2009   1.057           1.451               5,944,451
                                                                          2008   1.916           1.057               6,693,397
                                                                          2007   1.732           1.916               7,733,744
 American Funds Growth-Income Subaccount (Class 2) (5/03)................ 2016   2.317           2.544               1,919,379
                                                                          2015   2.319           2.317               2,322,870
                                                                          2014   2.129           2.319               2,778,140
                                                                          2013   1.619           2.129               3,540,649
                                                                          2012   1.400           1.619               3,644,182
                                                                          2011   1.449           1.400               3,933,709
                                                                          2010   1.320           1.449               4,543,209
                                                                          2009   1.022           1.320               4,959,495
                                                                          2008   1.670           1.022               5,249,811
                                                                          2007   1.614           1.670               5,912,852
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)............. 2008   1.506           1.442                      --
                                                                          2007   1.428           1.506                 472,106
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)....... 2008   1.313           1.239                      --
                                                                          2007   1.499           1.313               1,229,258
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03).......... 2016   2.720           2.885                 926,993
                                                                          2015   2.751           2.720               1,210,218
                                                                          2014   2.502           2.751               1,449,712
                                                                          2013   1.941           2.502               1,935,650
                                                                          2012   1.697           1.941               2,255,908
                                                                          2011   1.773           1.697               2,499,850
                                                                          2010   1.540           1.773               2,807,052
                                                                          2009   1.155           1.540               2,939,345
                                                                          2008   2.046           1.155               3,166,440
                                                                          2007   1.772           2.046               3,125,075

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.522
                                                                                      2015   2.536
                                                                                      2014   2.327
                                                                                      2013   1.710
                                                                                      2012   1.420
                                                                                      2011   1.484
                                                                                      2010   1.277
                                                                                      2009   0.955
                                                                                      2008   1.654
                                                                                      2007   1.574
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.509
                                                                                      2015   3.623
                                                                                      2014   3.470
                                                                                      2013   2.594
                                                                                      2012   2.300
                                                                                      2011   2.620
                                                                                      2010   2.070
                                                                                      2009   1.504
                                                                                      2008   2.529
                                                                                      2007   2.227
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.645
                                                                                      2007   2.874
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.945
                                                                                      2015   2.113
                                                                                      2014   2.415
                                                                                      2013   1.994
                                                                                      2012   1.713
                                                                                      2011   1.947
                                                                                      2010   1.824
                                                                                      2009   1.352
                                                                                      2008   2.303
                                                                                      2007   2.026
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.608
                                                                                      2009   1.300
                                                                                      2008   1.860
                                                                                      2007   1.552
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.677
                                                                                      2007   1.558
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   2.002
                                                                                      2010   1.634
                                                                                      2009   1.058
                                                                                      2008   1.918
                                                                                      2007   1.601
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   3.018
                                                                                      2015   3.119
                                                                                      2014   2.631
                                                                                      2013   1.808
                                                                                      2012   1.547
                                                                                      2011   1.533
                                                                                      2010   1.246
                                                                                      2009   0.940
                                                                                      2008   1.602
                                                                                      2007   1.661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   2.062
                                                                                      2013   1.584
                                                                                      2012   1.400
                                                                                      2011   1.515
                                                                                      2010   1.320
                                                                                      2009   1.036
                                                                                      2008   1.659
                                                                                      2007   1.732



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2.550                  17,266
                                                                                      2.522                  20,214
                                                                                      2.536                  19,310
                                                                                      2.327                  36,951
                                                                                      1.710                  47,060
                                                                                      1.420                  50,593
                                                                                      1.484                  87,040
                                                                                      1.277                  95,172
                                                                                      0.955                 107,615
                                                                                      1.654                 221,762
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 3.867               1,318,649
                                                                                      3.509               1,519,349
                                                                                      3.623               1,651,540
                                                                                      3.470               1,916,711
                                                                                      2.594               2,163,462
                                                                                      2.300               2,507,619
                                                                                      2.620               2,992,345
                                                                                      2.070               3,164,191
                                                                                      1.504               3,504,066
                                                                                      2.529               4,121,242
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 3.316                      --
                                                                                      3.645               1,553,828
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2.053                 821,035
                                                                                      1.945                 883,751
                                                                                      2.113               1,179,642
                                                                                      2.415               1,440,660
                                                                                      1.994               1,714,677
                                                                                      1.713               2,083,263
                                                                                      1.947               2,300,173
                                                                                      1.824               2,629,076
                                                                                      1.352               2,896,518
                                                                                      2.303               3,412,070
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.631                      --
                                                                                      1.608                  87,500
                                                                                      1.300                  88,565
                                                                                      1.860                  74,167
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 1.580                      --
                                                                                      1.677                  35,029
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2.143                      --
                                                                                      2.002                 299,819
                                                                                      1.634                 277,373
                                                                                      1.058                 228,946
                                                                                      1.918                 331,327
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 3.007                 392,903
                                                                                      3.018                 568,474
                                                                                      3.119                 720,126
                                                                                      2.631                 854,322
                                                                                      1.808                 860,218
                                                                                      1.547                 894,306
                                                                                      1.533               1,064,988
                                                                                      1.246               1,193,292
                                                                                      0.940               1,558,047
                                                                                      1.602               1,823,120
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2.073                      --
                                                                                      2.062                 510,010
                                                                                      1.584                 559,813
                                                                                      1.400                 621,136
                                                                                      1.515                 793,654
                                                                                      1.320                 960,678
                                                                                      1.036                 998,096
                                                                                      1.659               1,225,268

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.383
                                                                                 2015   2.382
                                                                                 2014   2.180
                                                                                 2013   1.703
                                                                                 2012   1.492
                                                                                 2011   1.477
                                                                                 2010   1.332
                                                                                 2009   1.108
                                                                                 2008   1.591
                                                                                 2007   1.537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.549
                                                                                 2015   2.358
                                                                                 2014   2.101
                                                                                 2013   1.548
                                                                                 2012   1.306
                                                                                 2011   1.335
                                                                                 2010   1.235
                                                                                 2009   0.881
                                                                                 2008   1.426
                                                                                 2007   1.424
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   2.355
                                                                                 2015   2.462
                                                                                 2014   2.238
                                                                                 2013   1.717
                                                                                 2012   1.497
                                                                                 2011   1.449
                                                                                 2010   1.344
                                                                                 2009   1.097
                                                                                 2008   1.730
                                                                                 2007   1.691
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.339
                                                                                 2015   3.547
                                                                                 2014   3.461
                                                                                 2013   2.390
                                                                                 2012   2.033
                                                                                 2011   2.036
                                                                                 2010   1.652
                                                                                 2009   1.175
                                                                                 2008   2.013
                                                                                 2007   1.859
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.973
                                                                                 2008   1.581
                                                                                 2007   1.531
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.990
                                                                                 2010   0.920
                                                                                 2009   0.796
                                                                                 2008   1.026
                                                                                 2007   1.028
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.665
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.377
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.619
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.481
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.619
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.810
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.792
                                                                                 2007   1.716



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2.576                 118,659
                                                                                 2.383                  92,524
                                                                                 2.382                 102,403
                                                                                 2.180                 105,876
                                                                                 1.703                 145,606
                                                                                 1.492                 148,945
                                                                                 1.477                 149,410
                                                                                 1.332                 178,737
                                                                                 1.108                 240,761
                                                                                 1.591                 212,307
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2.695                 151,688
                                                                                 2.549                 218,604
                                                                                 2.358                 193,324
                                                                                 2.101                 139,946
                                                                                 1.548                 165,401
                                                                                 1.306                 227,136
                                                                                 1.335                 327,464
                                                                                 1.235                 301,414
                                                                                 0.881                 446,435
                                                                                 1.426                 613,431
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2.620                 142,041
                                                                                 2.355                 159,944
                                                                                 2.462                 170,476
                                                                                 2.238                 169,381
                                                                                 1.717                 231,826
                                                                                 1.497                 250,239
                                                                                 1.449                 208,693
                                                                                 1.344                 245,714
                                                                                 1.097                 296,399
                                                                                 1.730                 427,814
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 3.479                 194,061
                                                                                 3.339                 218,027
                                                                                 3.547                 275,899
                                                                                 3.461                 434,520
                                                                                 2.390                 418,923
                                                                                 2.033                 448,314
                                                                                 2.036                 467,388
                                                                                 1.652                 580,085
                                                                                 1.175                 590,987
                                                                                 2.013                 628,587
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.947                      --
                                                                                 0.973               2,030,686
                                                                                 1.581               2,446,846
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.978                      --
                                                                                 0.990                 438,843
                                                                                 0.920                 430,668
                                                                                 0.796                 471,364
                                                                                 1.026                 620,275
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 1.747                      --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 1.434                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 1.676                      --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 1.547                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 1.682                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 1.995                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 1.728                      --
                                                                                 1.792               1,198,858

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   2.010           2.264                 980,386
                                                                          2015   2.119           2.010               1,256,028
                                                                          2014   2.079           2.119               1,590,346
                                                                          2013   1.921           2.079               1,837,367
                                                                          2012   1.669           1.921               2,108,914
                                                                          2011   1.652           1.669               2,045,855
                                                                          2010   1.443           1.652               2,427,522
                                                                          2009   0.995           1.443               2,321,643
                                                                          2008   1.331           0.995               2,625,270
                                                                          2007   1.316           1.331               3,234,841
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.158           1.153               1,412,030
                                                                          2015   1.190           1.158               1,629,263
                                                                          2014   1.063           1.190               1,933,854
                                                                          2013   1.041           1.063               2,280,435
                                                                          2012   0.837           1.041               2,655,639
                                                                          2011   0.897           0.837               2,994,566
                                                                          2010   0.784           0.897               3,461,895
                                                                          2009   0.589           0.784               3,954,412
                                                                          2008   1.024           0.589               4,196,181
                                                                          2007   1.221           1.024               4,804,600
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.657           2.767                      --
                                                                          2013   2.090           2.657               1,050,387
                                                                          2012   1.728           2.090               1,137,101
                                                                          2011   1.894           1.728               1,179,476
                                                                          2010   1.754           1.894               1,458,314
                                                                          2009   1.244           1.754               1,598,666
                                                                          2008   2.172           1.244               1,575,078
                                                                          2007   1.691           2.172               1,564,313
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.941           2.983                 736,661
                                                                          2015   3.106           2.941                 886,018
                                                                          2014   2.759           3.106               1,028,442
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.406           2.569                 250,069
                                                                          2015   2.554           2.406                 284,929
                                                                          2014   2.745           2.554                 347,482
                                                                          2013   2.131           2.745                 554,492
                                                                          2012   1.672           2.131                 543,069
                                                                          2011   1.974           1.672                 567,794
                                                                          2010   1.719           1.974                 617,080
                                                                          2009   1.123           1.719                 662,726
                                                                          2008   1.924           1.123                 708,406
                                                                          2007   1.970           1.924                 807,578
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.211           2.553               1,364,626
                                                                          2015   2.388           2.211               1,704,669
                                                                          2014   2.219           2.388               2,181,931
                                                                          2013   1.664           2.219                 709,571
                                                                          2012   1.426           1.664                 779,586
                                                                          2011   1.470           1.426                 933,018
                                                                          2010   1.300           1.470               1,142,490
                                                                          2009   1.041           1.300               1,256,330
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.310           1.490                 625,488
                                                                          2015   1.462           1.310                 693,717
                                                                          2014   1.354           1.462                 928,816
                                                                          2013   1.056           1.354               1,267,280
                                                                          2012   0.935           1.056               1,504,700
                                                                          2011   0.986           0.935               1,788,746
                                                                          2010   0.798           0.986               2,088,736
                                                                          2009   0.640           0.798               2,285,415
                                                                          2008   1.062           0.640               2,503,960
                                                                          2007   1.072           1.062               3,364,724
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.250           2.475                  75,964
                                                                          2015   2.318           2.250                  89,198
                                                                          2014   2.176           2.318                  86,452
                                                                          2013   1.573           2.176                 213,645
                                                                          2012   1.348           1.573                  95,524
                                                                          2011   1.381           1.348                  95,666
                                                                          2010   1.109           1.381                  68,053
                                                                          2009   0.839           1.109                  68,769
                                                                          2008   1.388           0.839                  73,474
                                                                          2007   1.265           1.388                 101,944

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.812
                                                                              2015   1.984
                                                                              2014   1.926
                                                                              2013   1.468
                                                                              2012   1.289
                                                                              2011   1.456
                                                                              2010   1.237
                                                                              2009   0.974
                                                                              2008   1.322
                                                                              2007   1.356
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.913
                                                                              2008   1.240
                                                                              2007   1.184
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.054
                                                                              2015   2.126
                                                                              2014   2.054
                                                                              2013   1.928
                                                                              2012   1.731
                                                                              2011   1.677
                                                                              2010   1.505
                                                                              2009   1.114
                                                                              2008   1.387
                                                                              2007   1.318
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.111
                                                                              2015   2.487
                                                                              2014   2.702
                                                                              2013   2.888
                                                                              2012   2.467
                                                                              2011   3.082
                                                                              2010   2.532
                                                                              2009   1.522
                                                                              2008   3.321
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.901
                                                                              2008   1.596
                                                                              2007   1.449
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.645
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.321
                                                                              2015   2.257
                                                                              2014   2.017
                                                                              2013   1.527
                                                                              2012   1.366
                                                                              2011   1.385
                                                                              2010   1.249
                                                                              2009   1.064
                                                                              2008   1.724
                                                                              2007   1.711
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.261
                                                                              2015   1.307
                                                                              2014   1.264
                                                                              2013   0.991
                                                                              2012   0.862
                                                                              2011   1.008
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.264
                                                                              2015   1.357
                                                                              2014   1.355
                                                                              2013   1.039
                                                                              2012   0.894
                                                                              2011   0.998
                                                                              2010   0.845
                                                                              2009   0.679
                                                                              2008   0.983
                                                                              2007   1.029



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.335                  48,757
                                                                              1.812                  29,917
                                                                              1.984                  62,575
                                                                              1.926                 138,175
                                                                              1.468                 158,425
                                                                              1.289                 135,565
                                                                              1.456                 128,696
                                                                              1.237                  80,496
                                                                              0.974                 140,498
                                                                              1.322                  88,649
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 0.903                      --
                                                                              0.913                 847,504
                                                                              1.240                 848,585
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.116                      --
                                                                              2.054                 397,002
                                                                              2.126                 534,621
                                                                              2.054                 689,075
                                                                              1.928                 716,868
                                                                              1.731                 644,745
                                                                              1.677                 705,031
                                                                              1.505                 662,082
                                                                              1.114                 716,059
                                                                              1.387                 875,686
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.317               1,050,676
                                                                              2.111               1,164,762
                                                                              2.487               1,280,008
                                                                              2.702                 713,302
                                                                              2.888                 820,574
                                                                              2.467                 969,247
                                                                              3.082               1,193,268
                                                                              2.532               1,264,697
                                                                              1.522               1,263,528
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.857                      --
                                                                              0.901                 460,686
                                                                              1.596                 579,386
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.725                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.475                 136,191
                                                                              2.321                 231,604
                                                                              2.257                 280,146
                                                                              2.017                 406,202
                                                                              1.527                 298,428
                                                                              1.366                 409,260
                                                                              1.385                 384,716
                                                                              1.249                 421,636
                                                                              1.064                 547,331
                                                                              1.724                 543,310
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 1.354                 137,987
                                                                              1.261                 164,553
                                                                              1.307                 256,206
                                                                              1.264                 165,770
                                                                              0.991                 451,068
                                                                              0.862                 256,023
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 1.633               2,244,185
                                                                              1.264               2,633,471
                                                                              1.357               3,087,158
                                                                              1.355               3,705,543
                                                                              1.039               4,206,916
                                                                              0.894               4,778,084
                                                                              0.998               5,754,121
                                                                              0.845               6,317,567
                                                                              0.679               6,812,980
                                                                              0.983               7,858,531

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2016   1.972           1.924                 534,835
                                                                          2015   2.039           1.972                 604,898
                                                                          2014   2.225           2.039                 825,891
                                                                          2013   1.895           2.225               1,304,709
                                                                          2012   1.649           1.895               1,599,937
                                                                          2011   1.876           1.649               1,791,610
                                                                          2010   1.710           1.876               1,929,042
                                                                          2009   1.320           1.710               2,172,868
                                                                          2008   2.326           1.320               1,489,970
                                                                          2007   2.214           2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.736           1.882                      --
                                                                          2012   1.670           1.736                 783,059
                                                                          2011   1.788           1.670                 901,142
                                                                          2010   1.473           1.788                 965,061
                                                                          2009   1.091           1.473               1,000,719
                                                                          2008   1.724           1.091               1,087,114
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.078           1.168                      --
                                                                          2012   1.040           1.078               3,042,023
                                                                          2011   1.115           1.040               3,337,591
                                                                          2010   0.922           1.115               3,716,664
                                                                          2009   0.685           0.922               3,990,754
                                                                          2008   1.127           0.685               2,711,797
                                                                          2007   1.271           1.127                  89,796
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.402           1.384               1,821,308
                                                                          2015   1.370           1.402               2,113,149
                                                                          2014   1.362           1.370               2,285,732
                                                                          2013   1.088           1.362               2,628,162
                                                                          2012   0.912           1.088               3,227,875
                                                                          2011   1.012           0.912               3,621,330
                                                                          2010   0.886           1.012               4,064,418
                                                                          2009   0.644           0.886               4,403,792
                                                                          2008   1.100           0.644               4,832,675
                                                                          2007   1.051           1.100               5,755,900
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.422           1.473               1,397,044
                                                                          2015   1.488           1.422               1,517,490
                                                                          2014   1.465           1.488               1,671,353
                                                                          2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
                                                                          2008   1.214           1.116               3,355,786
                                                                          2007   1.146           1.214               3,177,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.564           1.580               3,518,206
                                                                          2015   1.588           1.564               4,038,435
                                                                          2014   1.548           1.588               4,906,754
                                                                          2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.143           2.156                      --
                                                                          2015   2.175           2.143                  66,831
                                                                          2014   1.987           2.175                  56,592
                                                                          2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
                                                                          2007   1.553           1.606                 269,443
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164           1.286                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.739           1.782                      --
                                                                          2015   1.789           1.739                 612,365
                                                                          2014   1.737           1.789                 950,732
                                                                          2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
                                                                          2007   1.160           1.218               1,834,393
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.424           1.626               1,354,691
                                                                          2015   1.500           1.424               1,979,055
                                                                          2014   1.345           1.500               2,426,569
                                                                          2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
                                                                          2007   1.078           1.104               4,577,309
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.153           2.460                 267,745
                                                                          2015   2.265           2.153                 364,191
                                                                          2014   2.076           2.265                 450,145
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.380           1.401                 680,465
                                                                          2015   1.393           1.380                 830,958
                                                                          2014   1.322           1.393               1,035,758
                                                                          2013   1.353           1.322               1,199,794
                                                                          2012   1.277           1.353               1,675,688
                                                                          2011   1.217           1.277               1,996,059
                                                                          2010   1.141           1.217               2,150,699
                                                                          2009   1.059           1.141               2,028,649
                                                                          2008   1.114           1.059               2,336,733
                                                                          2007   1.064           1.114               3,276,314
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.849           1.823                 574,742
                                                                          2015   1.767           1.849                 701,812
                                                                          2014   1.648           1.767                 720,213
                                                                          2013   1.247           1.648                 811,759
                                                                          2012   1.108           1.247                 876,805
                                                                          2011   1.235           1.108                 917,166
                                                                          2010   1.047           1.235               1,229,652
                                                                          2009   0.831           1.047               1,138,143
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.976           0.964               4,180,229
                                                                          2015   0.991           0.976               5,330,472
                                                                          2014   1.007           0.991               7,232,861
                                                                          2013   1.022           1.007              10,018,131
                                                                          2012   1.038           1.022              12,543,678
                                                                          2011   1.055           1.038              13,039,890
                                                                          2010   1.071           1.055              14,271,296
                                                                          2009   1.083           1.071              16,182,132
                                                                          2008   1.069           1.083              23,360,395
                                                                          2007   1.034           1.069              14,341,336
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.775           0.809                      --
                                                                          2008   1.427           0.775                 840,879
                                                                          2007   1.394           1.427                 925,820
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.295           1.425                      --
                                                                          2012   1.137           1.295                 798,370
                                                                          2011   1.232           1.137                 877,645
                                                                          2010   1.093           1.232               1,052,276
                                                                          2009   0.912           1.093               1,098,203
                                                                          2008   1.519           0.912               1,255,504
                                                                          2007   1.482           1.519               1,484,108

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.398
                                                                                 2015   2.370
                                                                                 2014   2.167
                                                                                 2013   1.660
                                                                                 2012   1.520
                                                                                 2011   1.594
                                                                                 2010   1.406
                                                                                 2009   0.957
                                                                                 2008   1.791
                                                                                 2007   1.510
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.695
                                                                                 2015   1.679
                                                                                 2014   1.542
                                                                                 2013   1.299
                                                                                 2012   1.174
                                                                                 2011   1.148
                                                                                 2010   1.064
                                                                                 2009   0.917
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.930
                                                                                 2015   1.914
                                                                                 2014   1.757
                                                                                 2013   1.335
                                                                                 2012   1.201
                                                                                 2011   1.271
                                                                                 2010   1.153
                                                                                 2009   0.887
                                                                                 2008   1.436
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
                                                                                 2008   1.078
                                                                                 2007   1.061
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.328
                                                                                 2015   1.357
                                                                                 2014   1.319
                                                                                 2013   1.284
                                                                                 2012   1.195
                                                                                 2011   1.175
                                                                                 2010   1.085
                                                                                 2009   0.914
                                                                                 2008   1.084
                                                                                 2007   1.043
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.333
                                                                                 2013   1.221
                                                                                 2012   1.112
                                                                                 2011   1.118
                                                                                 2010   1.018
                                                                                 2009   0.836
                                                                                 2008   1.083
                                                                                 2007   1.050
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.330
                                                                                 2013   1.145
                                                                                 2012   1.027
                                                                                 2011   1.057
                                                                                 2010   0.949
                                                                                 2009   0.761
                                                                                 2008   1.084
                                                                                 2007   1.055



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2.487                 556,605
                                                                                 2.398                 570,683
                                                                                 2.370                 614,757
                                                                                 2.167                 625,816
                                                                                 1.660                 714,243
                                                                                 1.520                 839,857
                                                                                 1.594                 992,680
                                                                                 1.406               1,015,399
                                                                                 0.957               1,122,658
                                                                                 1.791               1,360,469
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.786                 344,598
                                                                                 1.695                 455,065
                                                                                 1.679                 489,346
                                                                                 1.542                 594,471
                                                                                 1.299                 613,548
                                                                                 1.174                 718,793
                                                                                 1.148                 761,158
                                                                                 1.064                 695,103
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2.040                 331,699
                                                                                 1.930                 379,750
                                                                                 1.914                 424,337
                                                                                 1.757                 477,042
                                                                                 1.335                 460,964
                                                                                 1.201                 511,611
                                                                                 1.271                 527,774
                                                                                 1.153                 457,716
                                                                                 0.887                 475,963
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 1.011                      --
                                                                                 0.933                 227,511
                                                                                 0.819                 221,096
                                                                                 0.632                 246,943
                                                                                 1.078                 266,656
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.367                 571,519
                                                                                 1.328                 628,997
                                                                                 1.357                 934,009
                                                                                 1.319               1,074,480
                                                                                 1.284               2,308,137
                                                                                 1.195               1,976,282
                                                                                 1.175               1,564,637
                                                                                 1.085               1,143,234
                                                                                 0.914                 665,471
                                                                                 1.084                  78,295
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
                                                                                 1.333               2,189,635
                                                                                 1.221               2,295,264
                                                                                 1.112               2,610,615
                                                                                 1.118               1,615,515
                                                                                 1.018               1,163,679
                                                                                 0.836                 972,194
                                                                                 1.083                 900,547
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
                                                                                 1.330               1,752,324
                                                                                 1.145               1,388,838
                                                                                 1.027               1,105,341
                                                                                 1.057               1,263,812
                                                                                 0.949               1,174,022
                                                                                 0.761               1,078,720
                                                                                 1.084               1,239,567

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.309
                                                                                 2013   1.070
                                                                                 2012   0.942
                                                                                 2011   0.994
                                                                                 2010   0.880
                                                                                 2009   0.692
                                                                                 2008   1.084
                                                                                 2007   1.060
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.661
                                                                                 2015   1.672
                                                                                 2014   1.501
                                                                                 2013   1.158
                                                                                 2012   1.019
                                                                                 2011   1.018
                                                                                 2010   0.903
                                                                                 2009   0.734
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2016   1.849
                                                                                 2015   1.884
                                                                                 2014   1.765
                                                                                 2013   1.510
                                                                                 2012   1.377
                                                                                 2011   1.368
                                                                                 2010   1.265
                                                                                 2009   1.085
                                                                                 2008   1.419
                                                                                 2007   1.383
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2016   2.091
                                                                                 2015   2.127
                                                                                 2014   1.950
                                                                                 2013   1.459
                                                                                 2012   1.270
                                                                                 2011   1.279
                                                                                 2010   1.166
                                                                                 2009   0.980
                                                                                 2008   1.475
                                                                                 2007   1.392
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2016   2.308
                                                                                 2015   2.331
                                                                                 2014   2.367
                                                                                 2013   1.895
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.424
                                                                                 2015   1.441
                                                                                 2014   1.468
                                                                                 2013   1.177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2016   1.921
                                                                                 2015   1.765
                                                                                 2014   1.647
                                                                                 2013   1.206
                                                                                 2012   1.032
                                                                                 2011   1.062
                                                                                 2010   0.924
                                                                                 2009   0.656
                                                                                 2008   1.149
                                                                                 2007   1.069
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2016   2.489
                                                                                 2015   2.467
                                                                                 2014   2.350
                                                                                 2013   1.655
                                                                                 2012   1.451
                                                                                 2011   1.452
                                                                                 2010   1.095
                                                                                 2009   0.802
                                                                                 2008   1.220
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.153



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
                                                                                 1.309               1,121,557
                                                                                 1.070               1,471,175
                                                                                 0.942               1,915,865
                                                                                 0.994               1,967,566
                                                                                 0.880               1,585,058
                                                                                 0.692               1,679,645
                                                                                 1.084               1,506,537
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 1.822               1,700,152
                                                                                 1.661               2,182,657
                                                                                 1.672               1,661,831
                                                                                 1.501               2,134,490
                                                                                 1.158               2,729,010
                                                                                 1.019               3,021,676
                                                                                 1.018               3,640,795
                                                                                 0.903               3,685,979
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 1.984               1,827,057
                                                                                 1.849               2,042,549
                                                                                 1.884               2,352,140
                                                                                 1.765               2,948,393
                                                                                 1.510               3,334,163
                                                                                 1.377               3,495,956
                                                                                 1.368               3,870,686
                                                                                 1.265               4,132,338
                                                                                 1.085               5,153,401
                                                                                 1.419               5,874,253
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.355                 841,823
                                                                                 2.091                 980,101
                                                                                 2.127               1,387,786
                                                                                 1.950               1,693,173
                                                                                 1.459               1,081,793
                                                                                 1.270               1,094,426
                                                                                 1.279               1,215,911
                                                                                 1.166               1,413,020
                                                                                 0.980               1,380,791
                                                                                 1.475               1,546,147
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.698                 493,631
                                                                                 2.308                 534,038
                                                                                 2.331                 616,974
                                                                                 2.367                 695,022
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 1.660                 988,487
                                                                                 1.424               1,186,325
                                                                                 1.441               1,742,472
                                                                                 1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 1.920                 304,805
                                                                                 1.921                 320,590
                                                                                 1.765                 646,996
                                                                                 1.647                 668,474
                                                                                 1.206                 774,871
                                                                                 1.032                 816,568
                                                                                 1.062               1,010,584
                                                                                 0.924               1,247,569
                                                                                 0.656               1,477,950
                                                                                 1.149                 907,067
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2.733                 550,477
                                                                                 2.489                 703,047
                                                                                 2.467               1,047,116
                                                                                 2.350               1,307,390
                                                                                 1.655               1,496,390
                                                                                 1.451               1,628,742
                                                                                 1.452               1,597,420
                                                                                 1.095               1,727,989
                                                                                 0.802               1,789,355
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.197                      --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.216
                                                                                   2015   1.226
                                                                                   2014   1.209
                                                                                   2013   1.235
                                                                                   2012   1.212
                                                                                   2011   1.165
                                                                                   2010   1.116
                                                                                   2009   1.085
                                                                                   2008   1.104
                                                                                   2007   1.073
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.192
                                                                                   2008   1.155
                                                                                   2007   1.079
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.056
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.163
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.536
                                                                                   2013   1.314
                                                                                   2012   1.206
                                                                                   2011   1.225
                                                                                   2010   1.109
                                                                                   2009   0.917
                                                                                   2008   1.245
                                                                                   2007   1.140
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   1.038
                                                                                   2008   1.642
                                                                                   2007   1.708
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.841
                                                                                   2008   1.501
                                                                                   2007   1.356



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.214                 969,392
                                                                                   1.216               1,042,825
                                                                                   1.226               1,254,505
                                                                                   1.209               1,174,260
                                                                                   1.235               1,375,985
                                                                                   1.212               1,550,633
                                                                                   1.165               1,893,020
                                                                                   1.116               1,876,916
                                                                                   1.085               2,138,366
                                                                                   1.104               1,902,390
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.141                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.232                      --
                                                                                   1.192               5,724,472
                                                                                   1.155               5,839,917
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2.226                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2.310                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 1.653                 412,760
                                                                                   1.536                 403,053
                                                                                   1.314                 400,719
                                                                                   1.206                 407,169
                                                                                   1.225                 451,807
                                                                                   1.109                 550,276
                                                                                   0.917                 554,742
                                                                                   1.245                 589,213
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 1.007                      --
                                                                                   1.038               1,401,595
                                                                                   1.642               1,712,423
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 0.862                      --
                                                                                   0.841                  43,526
                                                                                   1.501                  41,376





                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.037           1.997                 11,444
                                                                  2015   1.955           2.037                 11,751
                                                                  2014   1.961           1.955                 12,978
                                                                  2013   1.558           1.961                 13,253
                                                                  2012   1.305           1.558                 14,624
                                                                  2011   1.470           1.305                 15,413
                                                                  2010   1.350           1.470                 16,891
                                                                  2009   0.974           1.350                 19,318
                                                                  2008   1.622           0.974                 35,569
                                                                  2007   1.450           1.622                 39,975
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   1.849           1.973                 48,005
                                                                  2015   1.776           1.849                 51,756
                                                                  2014   1.680           1.776                 90,671
                                                                  2013   1.325           1.680                 92,998
                                                                  2012   1.154           1.325                 98,162
                                                                  2011   1.237           1.154                100,758
                                                                  2010   1.070           1.237                121,282
                                                                  2009   0.788           1.070                129,536
                                                                  2008   1.443           0.788                150,195
                                                                  2007   1.318           1.443                151,126

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   1.607
                                                                                      2015   1.626
                                                                                      2014   1.508
                                                                                      2013   1.159
                                                                                      2012   1.013
                                                                                      2011   1.059
                                                                                      2010   0.975
                                                                                      2009   0.763
                                                                                      2008   1.260
                                                                                      2007   1.231
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.230
                                                                                      2007   1.179
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   0.986
                                                                                      2007   1.138
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2016   1.905
                                                                                      2015   1.947
                                                                                      2014   1.790
                                                                                      2013   1.403
                                                                                      2012   1.240
                                                                                      2011   1.309
                                                                                      2010   1.149
                                                                                      2009   0.871
                                                                                      2008   1.559
                                                                                      2007   1.364
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   1.974
                                                                                      2015   2.006
                                                                                      2014   1.860
                                                                                      2013   1.381
                                                                                      2012   1.159
                                                                                      2011   1.224
                                                                                      2010   1.065
                                                                                      2009   0.805
                                                                                      2008   1.408
                                                                                      2007   1.354
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.212
                                                                                      2015   2.308
                                                                                      2014   2.234
                                                                                      2013   1.687
                                                                                      2012   1.512
                                                                                      2011   1.741
                                                                                      2010   1.389
                                                                                      2009   1.020
                                                                                      2008   1.734
                                                                                      2007   1.543
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.449
                                                                                      2007   1.952
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.281
                                                                                      2015   1.406
                                                                                      2014   1.624
                                                                                      2013   1.355
                                                                                      2012   1.177
                                                                                      2011   1.351
                                                                                      2010   1.279
                                                                                      2009   0.958
                                                                                      2008   1.650
                                                                                      2007   1.467
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.181
                                                                                      2009   0.964
                                                                                      2008   1.395
                                                                                      2007   1.176
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.367
                                                                                      2007   1.283



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 1.746                 60,732
                                                                                      1.607                 66,711
                                                                                      1.626                169,332
                                                                                      1.508                188,396
                                                                                      1.159                210,648
                                                                                      1.013                232,623
                                                                                      1.059                239,920
                                                                                      0.975                255,155
                                                                                      0.763                295,324
                                                                                      1.260                297,337
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 1.174                     --
                                                                                      1.230                  8,188
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 0.928                     --
                                                                                      0.986                 17,190
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2.000                  8,694
                                                                                      1.905                 16,773
                                                                                      1.947                 20,339
                                                                                      1.790                 20,922
                                                                                      1.403                 31,780
                                                                                      1.240                 32,761
                                                                                      1.309                 48,966
                                                                                      1.149                 48,169
                                                                                      0.871                 49,113
                                                                                      1.559                 41,354
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 1.975                     --
                                                                                      1.974                     --
                                                                                      2.006                     --
                                                                                      1.860                     --
                                                                                      1.381                     --
                                                                                      1.159                     --
                                                                                      1.224                     --
                                                                                      1.065                     --
                                                                                      0.805                     --
                                                                                      1.408                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2.412                 12,752
                                                                                      2.212                 12,765
                                                                                      2.308                 31,928
                                                                                      2.234                 32,897
                                                                                      1.687                 37,296
                                                                                      1.512                 36,027
                                                                                      1.741                 41,179
                                                                                      1.389                 49,245
                                                                                      1.020                 53,857
                                                                                      1.734                 47,675
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2.221                     --
                                                                                      2.449                 55,231
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 1.338                  5,471
                                                                                      1.281                  5,473
                                                                                      1.406                 28,656
                                                                                      1.624                114,676
                                                                                      1.355                118,023
                                                                                      1.177                125,466
                                                                                      1.351                122,966
                                                                                      1.279                120,080
                                                                                      0.958                118,480
                                                                                      1.650                112,977
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.193                     --
                                                                                      1.181                     --
                                                                                      0.964                     --
                                                                                      1.395                     --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 0.735                     --
                                                                                      1.367                     --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.439
                                                                                  2010   1.187
                                                                                  2009   0.777
                                                                                  2008   1.423
                                                                                  2007   1.200
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.069
                                                                                  2015   2.161
                                                                                  2014   1.842
                                                                                  2013   1.279
                                                                                  2012   1.106
                                                                                  2011   1.108
                                                                                  2010   0.910
                                                                                  2009   0.694
                                                                                  2008   1.195
                                                                                  2007   1.248
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.417
                                                                                  2013   1.100
                                                                                  2012   0.982
                                                                                  2011   1.075
                                                                                  2010   0.946
                                                                                  2009   0.750
                                                                                  2008   1.215
                                                                                  2007   1.277
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.723
                                                                                  2015   1.740
                                                                                  2014   1.609
                                                                                  2013   1.270
                                                                                  2012   1.125
                                                                                  2011   1.125
                                                                                  2010   1.025
                                                                                  2009   0.862
                                                                                  2008   1.251
                                                                                  2007   1.217
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.735
                                                                                  2015   1.622
                                                                                  2014   1.460
                                                                                  2013   1.087
                                                                                  2012   0.927
                                                                                  2011   0.958
                                                                                  2010   0.895
                                                                                  2009   0.645
                                                                                  2008   1.056
                                                                                  2007   1.062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   1.633
                                                                                  2015   1.726
                                                                                  2014   1.585
                                                                                  2013   1.229
                                                                                  2012   1.083
                                                                                  2011   1.059
                                                                                  2010   0.993
                                                                                  2009   0.819
                                                                                  2008   1.305
                                                                                  2007   1.289
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   2.137
                                                                                  2015   2.294
                                                                                  2014   2.262
                                                                                  2013   1.579
                                                                                  2012   1.357
                                                                                  2011   1.374
                                                                                  2010   1.126
                                                                                  2009   0.810
                                                                                  2008   1.402
                                                                                  2007   1.308
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.758
                                                                                  2008   1.244
                                                                                  2007   1.217



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 1.536                    --
                                                                                  1.439                    --
                                                                                  1.187                    --
                                                                                  0.777                    --
                                                                                  1.423                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.040                    --
                                                                                  2.069                    --
                                                                                  2.161                    --
                                                                                  1.842                    --
                                                                                  1.279                    --
                                                                                  1.106                    --
                                                                                  1.108                    --
                                                                                  0.910                    --
                                                                                  0.694                    --
                                                                                  1.195                    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.420                    --
                                                                                  1.417                   653
                                                                                  1.100                   655
                                                                                  0.982                   657
                                                                                  1.075                   659
                                                                                  0.946                   745
                                                                                  0.750                   747
                                                                                  1.215                   749
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.843                    --
                                                                                  1.723                    --
                                                                                  1.740                    --
                                                                                  1.609                    --
                                                                                  1.270                    --
                                                                                  1.125                    --
                                                                                  1.125                    --
                                                                                  1.025                    --
                                                                                  0.862                    --
                                                                                  1.251                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.816                    --
                                                                                  1.735                    --
                                                                                  1.622                    --
                                                                                  1.460                    --
                                                                                  1.087                    --
                                                                                  0.927                    --
                                                                                  0.958                    --
                                                                                  0.895                    --
                                                                                  0.645                    --
                                                                                  1.056                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 1.798                 7,412
                                                                                  1.633                 7,472
                                                                                  1.726                 7,417
                                                                                  1.585                 7,985
                                                                                  1.229                 8,057
                                                                                  1.083                 8,521
                                                                                  1.059                 9,058
                                                                                  0.993                 8,475
                                                                                  0.819                 7,875
                                                                                  1.305                 7,561
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2.203                    --
                                                                                  2.137                 7,012
                                                                                  2.294                 6,767
                                                                                  2.262                 7,151
                                                                                  1.579                 7,290
                                                                                  1.357                 7,421
                                                                                  1.374                15,582
                                                                                  1.126                15,354
                                                                                  0.810                14,860
                                                                                  1.402                13,817
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 0.735                    --
                                                                                  0.758                    --
                                                                                  1.244                    --

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.930
                                                                                2010   0.875
                                                                                2009   0.764
                                                                                2008   0.995
                                                                                2007   1.008
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.232
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.030
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.220
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.177
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.262
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.337
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.302
                                                                                2007   1.260
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.600
                                                                                2015   1.704
                                                                                2014   1.690
                                                                                2013   1.578
                                                                                2012   1.386
                                                                                2011   1.386
                                                                                2010   1.224
                                                                                2009   0.852
                                                                                2008   1.153
                                                                                2007   1.151
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.046
                                                                                2015   1.086
                                                                                2014   0.981
                                                                                2013   0.970
                                                                                2012   0.789
                                                                                2011   0.854
                                                                                2010   0.754
                                                                                2009   0.573
                                                                                2008   1.006
                                                                                2007   1.212
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   1.971
                                                                                2013   1.567
                                                                                2012   1.310
                                                                                2011   1.450
                                                                                2010   1.357
                                                                                2009   0.972
                                                                                2008   1.717
                                                                                2007   1.351
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.137
                                                                                2015   2.280
                                                                                2014   2.040
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   1.698
                                                                                2015   1.822
                                                                                2014   1.979
                                                                                2013   1.553
                                                                                2012   1.231
                                                                                2011   1.469
                                                                                2010   1.292
                                                                                2009   0.853
                                                                                2008   1.477
                                                                                2007   1.529



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 0.916                    --
                                                                                0.930                    --
                                                                                0.875                    --
                                                                                0.764                    --
                                                                                0.995                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 1.288                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 1.070                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 1.259                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 1.225                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 1.308                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 1.468                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 1.251                    --
                                                                                1.302                34,104
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 1.784                54,756
                                                                                1.600                61,262
                                                                                1.704                62,433
                                                                                1.690                68,266
                                                                                1.578                68,016
                                                                                1.386                72,698
                                                                                1.386                76,416
                                                                                1.224                83,726
                                                                                0.852                91,780
                                                                                1.153                99,175
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 1.030                    --
                                                                                1.046                    --
                                                                                1.086                31,733
                                                                                0.981                33,469
                                                                                0.970                33,193
                                                                                0.789                35,369
                                                                                0.854                33,701
                                                                                0.754                39,543
                                                                                0.573                41,233
                                                                                1.006                32,629
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2.047                    --
                                                                                1.971                    --
                                                                                1.567                    --
                                                                                1.310                    --
                                                                                1.450                14,898
                                                                                1.357                15,790
                                                                                0.972                30,647
                                                                                1.717                30,840
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2.144                    --
                                                                                2.137                    --
                                                                                2.280                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 1.794                 9,668
                                                                                1.698                 9,371
                                                                                1.822                23,753
                                                                                1.979                21,429
                                                                                1.553                23,822
                                                                                1.231                31,521
                                                                                1.469                32,509
                                                                                1.292                34,933
                                                                                0.853                56,059
                                                                                1.477                55,147

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.526
                                                                              2015   1.665
                                                                              2014   1.564
                                                                              2013   1.185
                                                                              2012   1.027
                                                                              2011   1.069
                                                                              2010   0.955
                                                                              2009   0.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.184
                                                                              2015   1.335
                                                                              2014   1.249
                                                                              2013   0.984
                                                                              2012   0.881
                                                                              2011   0.939
                                                                              2010   0.767
                                                                              2009   0.622
                                                                              2008   1.043
                                                                              2007   1.065
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.013
                                                                              2015   2.096
                                                                              2014   1.988
                                                                              2013   1.452
                                                                              2012   1.258
                                                                              2011   1.302
                                                                              2010   1.056
                                                                              2009   0.808
                                                                              2008   1.350
                                                                              2007   1.244
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.620
                                                                              2015   1.793
                                                                              2014   1.758
                                                                              2013   1.354
                                                                              2012   1.202
                                                                              2011   1.372
                                                                              2010   1.178
                                                                              2009   0.937
                                                                              2008   1.286
                                                                              2007   1.333
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.882
                                                                              2008   1.211
                                                                              2007   1.169
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.595
                                                                              2015   1.669
                                                                              2014   1.629
                                                                              2013   1.546
                                                                              2012   1.402
                                                                              2011   1.373
                                                                              2010   1.245
                                                                              2009   0.932
                                                                              2008   1.172
                                                                              2007   1.126
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.304
                                                                              2015   1.553
                                                                              2014   1.705
                                                                              2013   1.842
                                                                              2012   1.590
                                                                              2011   2.007
                                                                              2010   1.666
                                                                              2009   1.012
                                                                              2008   2.224
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.708
                                                                              2008   1.267
                                                                              2007   1.162
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.364



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 1.744                27,096
                                                                              1.526                27,378
                                                                              1.665                22,784
                                                                              1.564                    --
                                                                              1.185                    --
                                                                              1.027                    --
                                                                              1.069                 8,579
                                                                              0.955                12,161
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 1.332                19,242
                                                                              1.184                18,930
                                                                              1.335                19,565
                                                                              1.249                20,637
                                                                              0.984                23,098
                                                                              0.881                24,462
                                                                              0.939                24,619
                                                                              0.767                29,669
                                                                              0.622                28,103
                                                                              1.043                24,076
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2.191                    --
                                                                              2.013                    --
                                                                              2.096                    --
                                                                              1.988                    --
                                                                              1.452                    --
                                                                              1.258                    --
                                                                              1.302                    --
                                                                              1.056                    --
                                                                              0.808                    --
                                                                              1.350                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.066                 7,098
                                                                              1.620                 7,291
                                                                              1.793                 7,273
                                                                              1.758                 7,208
                                                                              1.354                 7,465
                                                                              1.202                 7,380
                                                                              1.372                 7,146
                                                                              1.178                 7,275
                                                                              0.937                 9,475
                                                                              1.286                 7,547
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 0.870                    --
                                                                              0.882                42,651
                                                                              1.211                42,651
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 1.638                    --
                                                                              1.595                    --
                                                                              1.669                    --
                                                                              1.629                    --
                                                                              1.546                    --
                                                                              1.402                    --
                                                                              1.373                 2,122
                                                                              1.245                 2,123
                                                                              0.932                    --
                                                                              1.172                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.417                55,858
                                                                              1.304                57,186
                                                                              1.553                85,009
                                                                              1.705                36,870
                                                                              1.842                34,870
                                                                              1.590                35,037
                                                                              2.007                42,305
                                                                              1.666                45,145
                                                                              1.012                68,514
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.671                    --
                                                                              0.708                17,570
                                                                              1.267                17,570
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.426                    --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.751           1.848                  8,517
                                                                           2015   1.721           1.751                 10,142
                                                                           2014   1.554           1.721                 11,776
                                                                           2013   1.189           1.554                 13,782
                                                                           2012   1.075           1.189                 17,131
                                                                           2011   1.101           1.075                 18,639
                                                                           2010   1.004           1.101                 35,648
                                                                           2009   0.864           1.004                 40,141
                                                                           2008   1.415           0.864                 41,468
                                                                           2007   1.414           1.415                 35,210
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.139           1.210                     --
                                                                           2015   1.193           1.139                     --
                                                                           2014   1.166           1.193                     --
                                                                           2013   0.924           1.166                     --
                                                                           2012   0.812           0.924                     --
                                                                           2011   0.956           0.812                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............... 2016   1.142           1.460                 58,055
                                                                           2015   1.239           1.142                 62,964
                                                                           2014   1.250           1.239                 91,138
                                                                           2013   0.968           1.250                 89,826
                                                                           2012   0.843           0.968                 98,754
                                                                           2011   0.950           0.843                114,099
                                                                           2010   0.813           0.950                121,906
                                                                           2009   0.660           0.813                132,053
                                                                           2008   0.965           0.660                146,095
                                                                           2007   1.022           0.965                164,310
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2016   1.374           1.327                     --
                                                                           2015   1.435           1.374                     --
                                                                           2014   1.583           1.435                     --
                                                                           2013   1.363           1.583                     --
                                                                           2012   1.198           1.363                     --
                                                                           2011   1.378           1.198                     --
                                                                           2010   1.269           1.378                     --
                                                                           2009   0.990           1.269                     --
                                                                           2008   1.763           0.990                     --
                                                                           2007   1.690           1.763                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................. 2013   1.197           1.293                     --
                                                                           2012   1.163           1.197                     --
                                                                           2011   1.259           1.163                     --
                                                                           2010   1.048           1.259                 15,699
                                                                           2009   0.784           1.048                 15,699
                                                                           2008   1.249           0.784                 34,094
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................. 2013   0.995           1.075                     --
                                                                           2012   0.970           0.995                 19,651
                                                                           2011   1.051           0.970                 19,608
                                                                           2010   0.878           1.051                 19,525
                                                                           2009   0.659           0.878                 19,730
                                                                           2008   1.096           0.659                  3,480
                                                                           2007   1.246           1.096                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2016   1.267           1.237                     --
                                                                           2015   1.251           1.267                     --
                                                                           2014   1.257           1.251                 12,750
                                                                           2013   1.015           1.257                 29,413
                                                                           2012   0.860           1.015                 30,191
                                                                           2011   0.963           0.860                 31,247
                                                                           2010   0.853           0.963                 32,277
                                                                           2009   0.626           0.853                 38,225
                                                                           2008   1.081           0.626                 44,795
                                                                           2007   1.044           1.081                 43,707
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *........ 2016   1.204           1.233                  3,295
                                                                           2015   1.272           1.204                  3,427
                                                                           2014   1.266           1.272                153,094
                                                                           2013   1.427           1.266                148,198
                                                                           2012   1.340           1.427                121,596
                                                                           2011   1.234           1.340                117,472
                                                                           2010   1.172           1.234                128,764
                                                                           2009   1.016           1.172                124,949
                                                                           2008   1.117           1.016                113,140
                                                                           2007   1.062           1.117                148,065

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.389           1.388                 50,010
                                                                          2015   1.425           1.389                 51,905
                                                                          2014   1.404           1.425                107,767
                                                                          2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.598           1.603                     --
                                                                          2015   1.640           1.598                     --
                                                                          2014   1.514           1.640                     --
                                                                          2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
                                                                          2007   1.273           1.303                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145           1.260                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.572           1.606                     --
                                                                          2015   1.635           1.572                 11,452
                                                                          2014   1.605           1.635                 35,185
                                                                          2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
                                                                          2007   1.153           1.198                 73,242
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.286           1.453                 12,717
                                                                          2015   1.369           1.286                 15,383
                                                                          2014   1.241           1.369                 52,712
                                                                          2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
                                                                          2007   1.070           1.084                125,595
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.449           1.638                     --
                                                                          2015   1.540           1.449                     --
                                                                          2014   1.422           1.540                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.227           1.233                 26,108
                                                                          2015   1.252           1.227                 28,094
                                                                          2014   1.200           1.252                 60,654
                                                                          2013   1.241           1.200                 61,541
                                                                          2012   1.184           1.241                 53,277
                                                                          2011   1.141           1.184                 65,862
                                                                          2010   1.081           1.141                 81,151
                                                                          2009   1.013           1.081                 85,650
                                                                          2008   1.077           1.013                 89,120
                                                                          2007   1.040           1.077                143,850
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.384           1.349                     --
                                                                          2015   1.336           1.384                     --
                                                                          2014   1.259           1.336                     --
                                                                          2013   0.963           1.259                     --
                                                                          2012   0.864           0.963                     --
                                                                          2011   0.974           0.864                     --
                                                                          2010   0.834           0.974                 18,150
                                                                          2009   0.667           0.834                 18,150

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.873
                                                                                 2015   0.896
                                                                                 2014   0.919
                                                                                 2013   0.944
                                                                                 2012   0.969
                                                                                 2011   0.994
                                                                                 2010   1.020
                                                                                 2009   1.043
                                                                                 2008   1.040
                                                                                 2007   1.016
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.624
                                                                                 2008   1.161
                                                                                 2007   1.147
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.980
                                                                                 2012   0.870
                                                                                 2011   0.953
                                                                                 2010   0.854
                                                                                 2009   0.720
                                                                                 2008   1.212
                                                                                 2007   1.196
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.590
                                                                                 2015   1.588
                                                                                 2014   1.467
                                                                                 2013   1.136
                                                                                 2012   1.051
                                                                                 2011   1.114
                                                                                 2010   0.993
                                                                                 2009   0.683
                                                                                 2008   1.291
                                                                                 2007   1.101
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.523
                                                                                 2015   1.524
                                                                                 2014   1.415
                                                                                 2013   1.204
                                                                                 2012   1.100
                                                                                 2011   1.087
                                                                                 2010   1.018
                                                                                 2009   0.883
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.449
                                                                                 2015   1.452
                                                                                 2014   1.347
                                                                                 2013   1.034
                                                                                 2012   0.941
                                                                                 2011   1.006
                                                                                 2010   0.922
                                                                                 2009   0.717
                                                                                 2008   1.169
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.888
                                                                                 2010   0.788
                                                                                 2009   0.615
                                                                                 2008   1.060
                                                                                 2007   1.053
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.199
                                                                                 2015   1.238
                                                                                 2014   1.217
                                                                                 2013   1.197
                                                                                 2012   1.126
                                                                                 2011   1.119
                                                                                 2010   1.043
                                                                                 2009   0.889
                                                                                 2008   1.065
                                                                                 2007   1.036



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 0.853                 61,909
                                                                                 0.873                 64,475
                                                                                 0.896                 83,125
                                                                                 0.919                 82,715
                                                                                 0.944                 79,891
                                                                                 0.969                 82,003
                                                                                 0.994                126,906
                                                                                 1.020                 81,261
                                                                                 1.043                171,671
                                                                                 1.040                185,261
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.649                     --
                                                                                 0.624                  5,414
                                                                                 1.161                  5,417
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.076                     --
                                                                                 0.980                 53,475
                                                                                 0.870                 55,894
                                                                                 0.953                 55,348
                                                                                 0.854                 55,361
                                                                                 0.720                 61,257
                                                                                 1.212                 47,633
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.631                     --
                                                                                 1.590                     --
                                                                                 1.588                     --
                                                                                 1.467                     --
                                                                                 1.136                     --
                                                                                 1.051                     --
                                                                                 1.114                     --
                                                                                 0.993                     --
                                                                                 0.683                     --
                                                                                 1.291                     --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.588                 37,370
                                                                                 1.523                 40,384
                                                                                 1.524                 42,651
                                                                                 1.415                 42,651
                                                                                 1.204                 42,651
                                                                                 1.100                 42,651
                                                                                 1.087                 42,651
                                                                                 1.018                 42,651
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.515                     --
                                                                                 1.449                     --
                                                                                 1.452                     --
                                                                                 1.347                  6,305
                                                                                 1.034                  6,617
                                                                                 0.941                  6,976
                                                                                 1.006                 10,286
                                                                                 0.922                 10,633
                                                                                 0.717                  7,756
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 0.959                     --
                                                                                 0.888                 20,290
                                                                                 0.788                 20,290
                                                                                 0.615                 20,290
                                                                                 1.060                 20,290
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.222                     --
                                                                                 1.199                     --
                                                                                 1.238                     --
                                                                                 1.217                     --
                                                                                 1.197                     --
                                                                                 1.126                     --
                                                                                 1.119                     --
                                                                                 1.043                     --
                                                                                 0.889                     --
                                                                                 1.065                     --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.212           1.253                     --
                                                                     2015   1.257           1.212                     --
                                                                     2014   1.230           1.257                     --
                                                                     2013   1.138           1.230                     --
                                                                     2012   1.048           1.138                     --
                                                                     2011   1.064           1.048                     --
                                                                     2010   0.980           1.064                     --
                                                                     2009   0.813           0.980                     --
                                                                     2008   1.064           0.813                     --
                                                                     2007   1.042           1.064                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.208           1.260                 75,556
                                                                     2015   1.255           1.208                 80,497
                                                                     2014   1.227           1.255                 85,270
                                                                     2013   1.067           1.227                     --
                                                                     2012   0.967           1.067                     --
                                                                     2011   1.006           0.967                     --
                                                                     2010   0.913           1.006                     --
                                                                     2009   0.740           0.913                     --
                                                                     2008   1.065           0.740                     --
                                                                     2007   1.047           1.065                     --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.186           1.250                 76,562
                                                                     2015   1.238           1.186                 81,568
                                                                     2014   1.208           1.238                 86,405
                                                                     2013   0.997           1.208                     --
                                                                     2012   0.887           0.997                     --
                                                                     2011   0.946           0.887                     --
                                                                     2010   0.846           0.946                     --
                                                                     2009   0.673           0.846                     --
                                                                     2008   1.065           0.673                     --
                                                                     2007   1.052           1.065                 16,109
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.491           1.618                     --
                                                                     2015   1.516           1.491                     --
                                                                     2014   1.376           1.516                     --
                                                                     2013   1.072           1.376                     --
                                                                     2012   0.954           1.072                     --
                                                                     2011   0.963           0.954                     --
                                                                     2010   0.863           0.963                     --
                                                                     2009   0.706           0.863                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2016   1.458           1.548                 10,127
                                                                     2015   1.502           1.458                 12,258
                                                                     2014   1.422           1.502                127,410
                                                                     2013   1.229           1.422                131,192
                                                                     2012   1.133           1.229                136,954
                                                                     2011   1.137           1.133                154,378
                                                                     2010   1.062           1.137                180,495
                                                                     2009   0.921           1.062                188,376
                                                                     2008   1.217           0.921                186,388
                                                                     2007   1.199           1.217                224,893
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2016   1.885           2.101                 19,241
                                                                     2015   1.938           1.885                 22,008
                                                                     2014   1.795           1.938                 41,947
                                                                     2013   1.357           1.795                 45,690
                                                                     2012   1.194           1.357                 16,066
                                                                     2011   1.215           1.194                 17,717
                                                                     2010   1.119           1.215                 18,151
                                                                     2009   0.951           1.119                 18,005
                                                                     2008   1.446           0.951                 16,594
                                                                     2007   1.379           1.446                 16,262
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   1.542           1.783                     --
                                                                     2015   1.573           1.542                     --
                                                                     2014   1.615           1.573                     --
                                                                     2013   1.302           1.615                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2016   1.274           1.470                 19,168
                                                                     2015   1.303           1.274                 19,341
                                                                     2014   1.341           1.303                 19,399
                                                                     2013   1.082           1.341                 19,315

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.735
                                                                                   2015   1.611
                                                                                   2014   1.520
                                                                                   2013   1.124
                                                                                   2012   0.972
                                                                                   2011   1.011
                                                                                   2010   0.889
                                                                                   2009   0.638
                                                                                   2008   1.129
                                                                                   2007   1.062
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   1.934
                                                                                   2015   1.937
                                                                                   2014   1.864
                                                                                   2013   1.327
                                                                                   2012   1.175
                                                                                   2011   1.189
                                                                                   2010   0.906
                                                                                   2009   0.671
                                                                                   2008   1.028
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.141
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.108
                                                                                   2015   1.129
                                                                                   2014   1.126
                                                                                   2013   1.162
                                                                                   2012   1.152
                                                                                   2011   1.119
                                                                                   2010   1.084
                                                                                   2009   1.065
                                                                                   2008   1.095
                                                                                   2007   1.075
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.139
                                                                                   2008   1.116
                                                                                   2007   1.053
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.575
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.420
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.434
                                                                                   2013   1.240
                                                                                   2012   1.150
                                                                                   2011   1.180
                                                                                   2010   1.080
                                                                                   2009   0.902
                                                                                   2008   1.238
                                                                                   2007   1.146
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.771
                                                                                   2008   1.233
                                                                                   2007   1.296
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.689
                                                                                   2008   1.241
                                                                                   2007   1.133



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.716                     --
                                                                                   1.735                     --
                                                                                   1.611                     --
                                                                                   1.520                     --
                                                                                   1.124                     --
                                                                                   0.972                     --
                                                                                   1.011                     --
                                                                                   0.889                     --
                                                                                   0.638                     --
                                                                                   1.129                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.101                     --
                                                                                   1.934                  3,700
                                                                                   1.937                  3,826
                                                                                   1.864                  6,328
                                                                                   1.327                  9,413
                                                                                   1.175                  9,587
                                                                                   1.189                 25,362
                                                                                   0.906                 28,419
                                                                                   0.671                 29,108
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.180                     --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.095                  3,714
                                                                                   1.108                  3,750
                                                                                   1.129                  3,725
                                                                                   1.126                  3,498
                                                                                   1.162                  2,786
                                                                                   1.152                  2,632
                                                                                   1.119                  2,732
                                                                                   1.084                  6,304
                                                                                   1.065                  3,051
                                                                                   1.095                 12,082
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.058                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.173                     --
                                                                                   1.139                 91,326
                                                                                   1.116                126,361
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 1.699                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 1.512                     --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 1.528                     --
                                                                                   1.434                     --
                                                                                   1.240                     --
                                                                                   1.150                     --
                                                                                   1.180                     --
                                                                                   1.080                     --
                                                                                   0.902                     --
                                                                                   1.238                     --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 0.745                     --
                                                                                   0.771                  3,789
                                                                                   1.233                  3,150
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 0.703                     --
                                                                                   0.689                     --
                                                                                   1.241                     --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
 MET INVESTORS SERIES TRUST                           BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio
















                                   APPENDIX C

--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I

     BlackRock High Yield Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class B
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E

DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP

THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------

* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.56%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.11%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%          0.04%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%     0.25%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................    0.35%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................    0.46%     0.25%          0.09%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.17%     0.01%           1.16%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.00%       --            1.00%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             1.00%     0.06%           0.94%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.10%           0.86%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --            1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.62%       --            0.62%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................   --             0.91%     0.03%           0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................   --             0.63%     0.02%           0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................   --             0.80%       --            0.80%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%         0.25%        0.02%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.72%         0.25%        0.03%
 Jennison Growth Portfolio -- Class B............    0.60%         0.25%        0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%        0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.56%         0.25%        0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%        0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%        0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%         0.15%        0.03%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................    0.45%         0.25%        0.51%
 Deutsche Small Mid Cap Value VIP................    0.65%         0.25%        0.29%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%        0.15%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.75%         0.25%        0.11%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................   --             1.00%     0.02%           0.98%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class B........   --             0.86%       --            0.86%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................   --             0.77%     0.02%           0.75%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............. 0.01%            0.76%     0.05%           0.71%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................   --             1.21%     0.21%           1.00%
 Deutsche Small Mid Cap Value VIP................   --             1.19%       --            1.19%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............   --             1.21%       --            1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................   --             1.11%       --            1.11%



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP

             UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B      income over time and, secondarily,       Subadviser: Wellington Management
                                         long-term capital appreciation and       Company LLP
                                         current income.
Frontier Mid Cap Growth Portfolio --     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio -- Class B     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --         Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                         Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --         Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                                 investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Value Portfolio -- Class E        Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis                 Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Western Asset Management Strategic       Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class E                                 capital.                                 Management Company
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent     Deutsche Investment Management
 Securities VIP                          with preservation of capital.            Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.    Deutsche Investment Management
                                                                                  Americas Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio     Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity      Seeks to provide capital growth, with    The Dreyfus Corporation
 Portfolio, Inc.                         current income as a secondary goal.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION

--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.526           2.751                  78,655
                                                                        2015   2.622           2.526                  80,185
                                                                        2014   2.208           2.622                 120,931
                                                                        2013   2.025           2.208                 116,296
                                                                        2012   1.985           2.025                 147,041
                                                                        2011   1.731           1.985                 169,093
                                                                        2010   1.654           1.731                 178,318
                                                                        2009   1.462           1.654                 292,056
                                                                        2008   2.195           1.462                 369,002
                                                                        2007   1.848           2.195                 349,652
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.237           3.195                 232,274
                                                                        2015   3.104           3.237                 263,968
                                                                        2014   2.779           3.104                 269,485
                                                                        2013   2.094           2.779                 294,206
                                                                        2012   1.804           2.094                 373,922
                                                                        2011   1.844           1.804                 825,397
                                                                        2010   1.648           1.844                 395,156
                                                                        2009   1.111           1.648                 444,203
                                                                        2008   2.061           1.111                 394,477
                                                                        2007   1.572           2.061                 462,189
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.911           1.171                      --
                                                                        2008   1.738           0.911                 141,310
                                                                        2007   1.838           1.738                 130,811
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.090           1.089                      --
                                                                        2011   1.307           1.090                      --
                                                                        2010   1.183           1.307                 114,924
                                                                        2009   1.179           1.183                 141,369
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.673           2.801                      --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.047           1.018                      --
                                                                        2007   1.024           1.047                 118,195
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.968           1.906                      --
                                                                        2013   1.490           1.968                 958,933
                                                                        2012   1.309           1.490               1,068,575
                                                                        2011   1.396           1.309               1,143,843
                                                                        2010   1.218           1.396               1,057,133
                                                                        2009   0.978           1.218               1,267,287
                                                                        2008   1.488           0.978               1,376,316
                                                                        2007   1.347           1.488               1,700,324
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.625           1.743                      --
                                                                        2009   1.118           1.625                 452,615
                                                                        2008   2.278           1.118                 436,317
                                                                        2007   2.124           2.278                 425,276

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.411
                                                                                2007   1.419
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.427
                                                                                2010   1.346
                                                                                2009   1.122
                                                                                2008   1.490
                                                                                2007   1.341
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.151
                                                                                2007   1.912
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.269
                                                                                2007   1.235
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.639
                                                                                2007   1.614
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.913
                                                                                2008   1.203
                                                                                2007   1.167
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.064
                                                                                2007   1.042
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.581
                                                                                2007   1.542
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.547
                                                                                2007   1.606
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   2.018
                                                                                2013   1.685
                                                                                2012   1.449
                                                                                2011   1.724
                                                                                2010   1.546
                                                                                2009   1.097
                                                                                2008   2.137
                                                                                2007   2.050
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.273
                                                                                2015   1.298
                                                                                2014   1.256
                                                                                2013   1.318
                                                                                2012   1.306
                                                                                2011   1.238
                                                                                2010   1.184
                                                                                2009   1.116
                                                                                2008   1.085
                                                                                2007   1.044
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.851
                                                                                2008   1.320
                                                                                2007   1.270
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.319
                                                                                2007   1.333
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.224
                                                                                2007   1.944
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.501
                                                                                2007   1.435
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.581
                                                                                2007   1.424
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.555
                                                                                2007   1.463
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.864
                                                                                2008   1.260
                                                                                2007   1.218
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.047
                                                                                2007   1.017
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.396
                                                                                2007   1.340



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 1.325                      --
                                                                                1.411                 563,871
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 1.604                      --
                                                                                1.427                 197,643
                                                                                1.346                 333,018
                                                                                1.122                 330,813
                                                                                1.490                 331,717
 Deutsche International Subaccount (Class B) (7/03)............................ 2.060                      --
                                                                                2.151                 620,817
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 1.235                      --
                                                                                1.269                 597,386
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 1.536                      --
                                                                                1.639                 892,430
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 0.921                      --
                                                                                0.913               2,412,619
                                                                                1.203               3,146,488
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 1.026                      --
                                                                                1.064               1,611,568
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 1.532                      --
                                                                                1.581               2,508,397
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 1.475                      --
                                                                                1.547               3,595,530
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.998                      --
                                                                                2.018                 237,769
                                                                                1.685                 257,105
                                                                                1.449                 276,182
                                                                                1.724                 303,841
                                                                                1.546                 401,792
                                                                                1.097                 463,205
                                                                                2.137                 748,585
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.263                 163,050
                                                                                1.273                 178,991
                                                                                1.298                 222,588
                                                                                1.256                 351,149
                                                                                1.318                 647,067
                                                                                1.306                 652,032
                                                                                1.238                 777,085
                                                                                1.184                 936,747
                                                                                1.116               1,069,071
                                                                                1.085                 565,552
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.853                      --
                                                                                0.851               3,046,571
                                                                                1.320               2,943,854
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.305                      --
                                                                                1.319               1,104,452
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2.145                      --
                                                                                2.224                 459,361
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.441                      --
                                                                                1.501                 333,251
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.559                      --
                                                                                1.581                 757,126
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.464                      --
                                                                                1.555                 239,153
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.868                      --
                                                                                0.864               5,496,146
                                                                                1.260               2,637,601
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.052                      --
                                                                                1.047               4,672,142
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 1.218                      --
                                                                                1.396                 726,166

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.823
                                                                                   2015   2.931
                                                                                   2014   2.833
                                                                                   2013   2.136
                                                                                   2012   1.914
                                                                                   2011   2.075
                                                                                   2010   1.718
                                                                                   2009   1.350
                                                                                   2008   2.067
                                                                                   2007   2.045
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.170
                                                                                   2007   1.131
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.139
                                                                                   2009   0.724
                                                                                   2008   1.372
                                                                                   2007   1.224
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.869
                                                                                   2007   1.517
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.499
                                                                                   2007   1.502
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.977
                                                                                   2015   2.078
                                                                                   2014   1.866
                                                                                   2013   1.414
                                                                                   2012   1.286
                                                                                   2011   1.298
                                                                                   2010   1.151
                                                                                   2009   0.876
                                                                                   2008   1.360
                                                                                   2007   1.285
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.179
                                                                                   2007   1.142
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.222
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.924
                                                                                   2015   2.037
                                                                                   2014   2.003
                                                                                   2013   1.860
                                                                                   2012   1.621
                                                                                   2011   1.609
                                                                                   2010   1.411
                                                                                   2009   0.977
                                                                                   2008   1.308
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.527
                                                                                   2013   1.299
                                                                                   2012   1.158
                                                                                   2011   1.196
                                                                                   2010   1.070
                                                                                   2009   0.889
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.646
                                                                                   2013   1.328
                                                                                   2012   1.165
                                                                                   2011   1.231
                                                                                   2010   1.083
                                                                                   2009   0.880
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.507
                                                                                   2013   1.340
                                                                                   2012   1.211
                                                                                   2011   1.231
                                                                                   2010   1.113
                                                                                   2009   0.940



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 3.237                 189,541
                                                                                   2.823                 230,803
                                                                                   2.931                 436,323
                                                                                   2.833                 546,061
                                                                                   2.136                 597,823
                                                                                   1.914                 709,430
                                                                                   2.075                 740,237
                                                                                   1.718                 956,525
                                                                                   1.350               1,068,880
                                                                                   2.067               1,226,657
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 1.171                      --
                                                                                   1.170                 456,263
 Deutsche Technology Subaccount (Class B) (7/03).................................. 1.179                      --
                                                                                   1.139                 525,079
                                                                                   0.724                 276,821
                                                                                   1.372                 260,205
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 1.740                      --
                                                                                   1.869                 249,274
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.472                      --
                                                                                   1.499               1,002,056
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2.142                   1,081
                                                                                   1.977                   1,887
                                                                                   2.078                  54,594
                                                                                   1.866                  56,181
                                                                                   1.414                  57,094
                                                                                   1.286                  57,256
                                                                                   1.298                  57,633
                                                                                   1.151                  57,693
                                                                                   0.876                  60,401
                                                                                   1.360                  58,840
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.122                      --
                                                                                   1.179               1,182,084
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.830               1,007,057
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2.160               1,762,691
                                                                                   1.924               1,756,880
                                                                                   2.037               2,321,265
                                                                                   2.003               4,062,753
                                                                                   1.860               5,519,026
                                                                                   1.621               6,792,409
                                                                                   1.609               8,016,351
                                                                                   1.411               1,458,169
                                                                                   0.977                 909,617
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.528                      --
                                                                                   1.527               1,809,423
                                                                                   1.299               2,094,566
                                                                                   1.158               2,583,533
                                                                                   1.196               2,769,123
                                                                                   1.070               3,003,997
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 1.639                      --
                                                                                   1.646               1,181,112
                                                                                   1.328               1,699,093
                                                                                   1.165               2,210,022
                                                                                   1.231               2,320,427
                                                                                   1.083               2,345,492
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 1.513                      --
                                                                                   1.507                 960,929
                                                                                   1.340               1,173,349
                                                                                   1.211               1,369,639
                                                                                   1.231               1,554,947
                                                                                   1.113               1,863,308

               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.172
                                                                              2015   2.555
                                                                              2014   2.768
                                                                              2013   2.953
                                                                              2012   2.518
                                                                              2011   3.135
                                                                              2010   2.568
                                                                              2009   1.541
                                                                              2008   3.509
                                                                              2007   2.784
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *............ 2016   1.972
                                                                              2015   2.039
                                                                              2014   2.225
                                                                              2013   1.895
                                                                              2012   1.649
                                                                              2011   1.876
                                                                              2010   1.710
                                                                              2009   1.320
                                                                              2008   2.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.078
                                                                              2012   1.040
                                                                              2011   1.115
                                                                              2010   0.922
                                                                              2009   0.685
                                                                              2008   1.083
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2016   2.125
                                                                              2015   2.076
                                                                              2014   2.065
                                                                              2013   1.650
                                                                              2012   1.383
                                                                              2011   1.533
                                                                              2010   1.418
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2016   1.632
                                                                              2015   1.682
                                                                              2014   1.635
                                                                              2013   1.638
                                                                              2012   1.493
                                                                              2011   1.465
                                                                              2010   1.328
                                                                              2009   1.016
                                                                              2008   1.173
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.391
                                                                              2012   1.256
                                                                              2011   1.417
                                                                              2010   1.202
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............ 2016   1.424
                                                                              2015   1.500
                                                                              2014   1.345
                                                                              2013   1.021
                                                                              2012   0.879
                                                                              2011   0.930
                                                                              2010   0.807
                                                                              2009   0.693
                                                                              2008   1.042
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.782
                                                                              2015   2.649
                                                                              2014   2.386
                                                                              2013   1.774
                                                                              2012   1.585
                                                                              2011   1.637
                                                                              2010   1.302
                                                                              2009   0.909
                                                                              2008   1.467
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2013   1.633
                                                                              2012   1.565
                                                                              2011   1.717
                                                                              2010   1.371
                                                                              2009   0.947
                                                                              2008   1.733



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.392                 183,667
                                                                              2.172                 227,066
                                                                              2.555                 268,974
                                                                              2.768                 299,624
                                                                              2.953                 346,111
                                                                              2.518                 478,917
                                                                              3.135                 553,321
                                                                              2.568                 562,616
                                                                              1.541                 492,144
                                                                              3.509                 457,511
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *............ 1.924                 534,835
                                                                              1.972                 604,898
                                                                              2.039                 825,891
                                                                              2.225               1,304,709
                                                                              1.895               1,599,937
                                                                              1.649               1,791,610
                                                                              1.876               1,929,042
                                                                              1.710               2,172,868
                                                                              1.320               1,489,970
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 1.168                      --
                                                                              1.078               3,042,023
                                                                              1.040               3,337,591
                                                                              1.115               3,716,664
                                                                              0.922               3,990,754
                                                                              0.685               2,711,797
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2.097                 223,983
                                                                              2.125                 274,826
                                                                              2.076                 319,903
                                                                              2.065                 235,109
                                                                              1.650                 336,172
                                                                              1.383                 421,870
                                                                              1.533                 466,355
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 1.671                      --
                                                                              1.632               3,843,595
                                                                              1.682               4,712,750
                                                                              1.635               6,289,123
                                                                              1.638               7,794,736
                                                                              1.493               8,520,374
                                                                              1.465               9,951,087
                                                                              1.328              10,244,403
                                                                              1.016                 527,774
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 1.454                      --
                                                                              1.391                 158,354
                                                                              1.256                 463,765
                                                                              1.417                 410,054
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............ 1.626               1,354,691
                                                                              1.424               1,979,055
                                                                              1.500               2,426,569
                                                                              1.345               2,784,433
                                                                              1.021               3,067,172
                                                                              0.879               3,379,873
                                                                              0.930               3,883,900
                                                                              0.807               3,903,637
                                                                              0.693               4,074,877
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2.910                 103,123
                                                                              2.782                 106,747
                                                                              2.649                  96,345
                                                                              2.386                 171,700
                                                                              1.774                 254,985
                                                                              1.585                 262,458
                                                                              1.637                 266,108
                                                                              1.302                 314,489
                                                                              0.909                 166,374
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 1.761                      --
                                                                              1.633                 223,484
                                                                              1.565                 185,661
                                                                              1.717                 192,438
                                                                              1.371                 228,925
                                                                              0.947                 292,229

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.248
                                                                                 2015   1.263
                                                                                 2014   1.201
                                                                                 2013   1.233
                                                                                 2012   1.167
                                                                                 2011   1.115
                                                                                 2010   1.048
                                                                                 2009   0.975
                                                                                 2008   1.029
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.715
                                                                                 2015   1.857
                                                                                 2014   1.719
                                                                                 2013   1.325
                                                                                 2012   1.181
                                                                                 2011   1.175
                                                                                 2010   1.096
                                                                                 2009   1.002
                                                                                 2008   1.470
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.700
                                                                                 2015   1.726
                                                                                 2014   1.753
                                                                                 2013   1.781
                                                                                 2012   1.809
                                                                                 2011   1.837
                                                                                 2010   1.866
                                                                                 2009   1.890
                                                                                 2008   1.882
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.406
                                                                                 2012   1.237
                                                                                 2011   1.342
                                                                                 2010   1.192
                                                                                 2009   0.997
                                                                                 2008   1.535
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.329
                                                                                 2015   2.305
                                                                                 2014   2.111
                                                                                 2013   1.773
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.511
                                                                                 2015   1.388
                                                                                 2014   1.230
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.748
                                                                                 2015   1.736
                                                                                 2014   1.599
                                                                                 2013   1.350
                                                                                 2012   1.223
                                                                                 2011   1.199
                                                                                 2010   1.114
                                                                                 2009   0.967
                                                                                 2008   1.233
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   2.011
                                                                                 2015   2.000
                                                                                 2014   1.840
                                                                                 2013   1.402
                                                                                 2012   1.264
                                                                                 2011   1.341
                                                                                 2010   1.219
                                                                                 2009   0.941
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.341
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 1.264                 626,558
                                                                                 1.248                 663,381
                                                                                 1.263                 776,524
                                                                                 1.201               1,151,067
                                                                                 1.233               1,593,906
                                                                                 1.167               1,698,837
                                                                                 1.115               1,784,882
                                                                                 1.048               1,894,517
                                                                                 0.975               1,133,274
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 1.994                 908,453
                                                                                 1.715                 998,821
                                                                                 1.857               1,310,820
                                                                                 1.719               1,601,217
                                                                                 1.325               1,833,245
                                                                                 1.181               1,948,062
                                                                                 1.175               2,087,367
                                                                                 1.096               2,324,527
                                                                                 1.002               2,630,179
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 1.676                 260,203
                                                                                 1.700                 270,184
                                                                                 1.726                 483,024
                                                                                 1.753                 682,552
                                                                                 1.781               1,146,206
                                                                                 1.809               1,132,259
                                                                                 1.837               1,027,274
                                                                                 1.866               1,256,521
                                                                                 1.890               1,464,720
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 1.547                      --
                                                                                 1.406                 569,228
                                                                                 1.237                 614,163
                                                                                 1.342                 645,546
                                                                                 1.192                 753,043
                                                                                 0.997                 760,185
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2.411                  40,656
                                                                                 2.329                  63,548
                                                                                 2.305                 179,473
                                                                                 2.111                 193,622
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 1.485               1,806,471
                                                                                 1.511               2,139,186
                                                                                 1.388               2,861,766
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 1.838                 245,463
                                                                                 1.748                 263,960
                                                                                 1.736                 269,996
                                                                                 1.599                 323,851
                                                                                 1.350                 419,917
                                                                                 1.223                 441,234
                                                                                 1.199                 527,005
                                                                                 1.114                 613,820
                                                                                 0.967                 620,936
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2.120               1,173,924
                                                                                 2.011                 293,572
                                                                                 2.000                 491,310
                                                                                 1.840                 748,644
                                                                                 1.402                 894,551
                                                                                 1.264                 967,837
                                                                                 1.341               1,942,307
                                                                                 1.219               2,412,889
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.661           1.822               1,700,152
                                                                        2015   1.672           1.661               2,182,657
                                                                        2014   1.501           1.672               1,661,831
                                                                        2013   1.158           1.501               2,134,490
                                                                        2012   1.019           1.158               2,729,010
                                                                        2011   1.018           1.019               3,021,676
                                                                        2010   0.903           1.018               3,640,795
                                                                        2009   0.728           0.903               3,685,979
                                                                        2008   1.121           0.728               1,926,569
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2016   1.426           1.529                 837,780
                                                                        2015   1.454           1.426                 981,638
                                                                        2014   1.363           1.454               1,388,954
                                                                        2013   1.166           1.363               1,958,493
                                                                        2012   1.064           1.166               2,414,691
                                                                        2011   1.058           1.064               2,485,648
                                                                        2010   0.978           1.058               2,690,661
                                                                        2009   0.840           0.978               2,944,278
                                                                        2008   1.099           0.840               1,287,130
                                                                        2007   1.072           1.099               1,389,767
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2016   2.297           2.583                 412,297
                                                                        2015   2.339           2.297                 478,994
                                                                        2014   2.148           2.339                 614,060
                                                                        2013   1.608           2.148                 813,351
                                                                        2012   1.403           1.608                 430,829
                                                                        2011   1.414           1.403                 489,371
                                                                        2010   1.291           1.414                 530,988
                                                                        2009   1.086           1.291                 560,276
                                                                        2008   1.558           1.086                 670,093
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.424           1.660                 988,487
                                                                        2015   1.441           1.424               1,186,325
                                                                        2014   1.468           1.441               1,742,472
                                                                        2013   1.177           1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.206           1.647                 668,474
                                                                        2012   1.032           1.206                 774,871
                                                                        2011   1.062           1.032                 816,568
                                                                        2010   0.924           1.062               1,010,584
                                                                        2009   0.656           0.924               1,247,569
                                                                        2008   1.075           0.656               1,477,950
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.155           2.156                 259,286
                                                                        2015   1.978           2.155                 269,589
                                                                        2014   1.844           1.978                 294,863
                                                                        2013   1.461           1.844                 448,394
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.489           2.733                 550,477
                                                                        2015   2.467           2.489                 703,047
                                                                        2014   2.350           2.467               1,047,116
                                                                        2013   1.655           2.350               1,307,390
                                                                        2012   1.451           1.655               1,496,390
                                                                        2011   1.452           1.451               1,628,742
                                                                        2010   1.095           1.452               1,597,420
                                                                        2009   0.802           1.095               1,727,989
                                                                        2008   1.220           0.802               1,789,355





                                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   1.657           1.783           --
                                                                      2015   1.741           1.657           --
                                                                      2014   1.484           1.741           --
                                                                      2013   1.377           1.484           --
                                                                      2012   1.367           1.377           --
                                                                      2011   1.206           1.367           --
                                                                      2010   1.166           1.206           --
                                                                      2009   1.043           1.166           --
                                                                      2008   1.585           1.043           --
                                                                      2007   1.351           1.585           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.430           2.369           --
                                                                        2015   2.358           2.430           --
                                                                        2014   2.136           2.358           --
                                                                        2013   1.629           2.136           --
                                                                        2012   1.421           1.629           --
                                                                        2011   1.469           1.421           --
                                                                        2010   1.329           1.469           --
                                                                        2009   0.907           1.329           --
                                                                        2008   1.703           0.907           --
                                                                        2007   1.314           1.703           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.596           0.757           --
                                                                        2008   1.150           0.596           --
                                                                        2007   1.231           1.150           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.689           0.689           --
                                                                        2011   0.834           0.689           --
                                                                        2010   0.764           0.834           --
                                                                        2009   0.763           0.764           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.564           1.633           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.015           0.984           --
                                                                        2007   1.006           1.015           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.503           1.449           --
                                                                        2013   1.151           1.503           --
                                                                        2012   1.023           1.151           --
                                                                        2011   1.105           1.023           --
                                                                        2010   0.976           1.105           --
                                                                        2009   0.793           0.976           --
                                                                        2008   1.221           0.793           --
                                                                        2007   1.119           1.221           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   0.988           1.056           --
                                                                        2009   0.688           0.988           --
                                                                        2008   1.419           0.688           --
                                                                        2007   1.339           1.419           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.118           0.671           --
                                                                        2007   1.138           1.118           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.122           1.257           --
                                                                        2010   1.071           1.122           --
                                                                        2009   0.904           1.071           --
                                                                        2008   1.215           0.904           --
                                                                        2007   1.106           1.215           --
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.531           1.460           --
                                                                        2007   1.377           1.531           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.097           1.062           --
                                                                        2007   1.079           1.097           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.203           1.123           --
                                                                        2007   1.199           1.203           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.819           0.823           --
                                                                        2008   1.092           0.819           --
                                                                        2007   1.073           1.092           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.002           0.963           --
                                                                        2007   0.993           1.002           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.185           1.144           --
                                                                        2007   1.170           1.185           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.132           1.075           --
                                                                        2007   1.189           1.132           --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.346
                                                                                2013   1.137
                                                                                2012   0.990
                                                                                2011   1.192
                                                                                2010   1.082
                                                                                2009   0.776
                                                                                2008   1.531
                                                                                2007   1.487
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.095
                                                                                2015   1.129
                                                                                2014   1.106
                                                                                2013   1.175
                                                                                2012   1.179
                                                                                2011   1.130
                                                                                2010   1.094
                                                                                2009   1.044
                                                                                2008   1.027
                                                                                2007   1.000
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.741
                                                                                2008   1.164
                                                                                2007   1.133
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.042
                                                                                2007   1.066
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.536
                                                                                2007   1.359
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.186
                                                                                2007   1.148
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.206
                                                                                2007   1.099
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.250
                                                                                2007   1.190
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.765
                                                                                2008   1.128
                                                                                2007   1.104
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030
                                                                                2007   1.012
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.087
                                                                                2007   1.056
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.611
                                                                                2015   1.694
                                                                                2014   1.657
                                                                                2013   1.264
                                                                                2012   1.146
                                                                                2011   1.258
                                                                                2010   1.054
                                                                                2009   0.838
                                                                                2008   1.299
                                                                                2007   1.301
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.064
                                                                                2007   1.041
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.919
                                                                                2009   0.591
                                                                                2008   1.134
                                                                                2007   1.024
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.366
                                                                                2007   1.122
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.103
                                                                                2007   1.118



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.327           --
                                                                                1.346           --
                                                                                1.137           --
                                                                                0.990           --
                                                                                1.192           --
                                                                                1.082           --
                                                                                0.776           --
                                                                                1.531           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.073           --
                                                                                1.095           --
                                                                                1.129           --
                                                                                1.106           --
                                                                                1.175           --
                                                                                1.179           --
                                                                                1.130           --
                                                                                1.094           --
                                                                                1.044           --
                                                                                1.027           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.740           --
                                                                                0.741           --
                                                                                1.164           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.027           --
                                                                                1.042           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 1.476           --
                                                                                1.536           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.135           --
                                                                                1.186           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.185           --
                                                                                1.206           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.172           --
                                                                                1.250           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.765           --
                                                                                0.765           --
                                                                                1.128           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.031           --
                                                                                1.030           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 0.944           --
                                                                                1.087           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 1.826           --
                                                                                1.611           --
                                                                                1.694           --
                                                                                1.657           --
                                                                                1.264           --
                                                                                1.146           --
                                                                                1.258           --
                                                                                1.054           --
                                                                                0.838           --
                                                                                1.299           --
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 1.061           --
                                                                                1.064           --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 0.947           --
                                                                                0.919           --
                                                                                0.591           --
                                                                                1.134           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 1.267           --
                                                                                1.366           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 1.078           --
                                                                                1.103           --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.494
                                                                                   2015   1.590
                                                                                   2014   1.444
                                                                                   2013   1.108
                                                                                   2012   1.020
                                                                                   2011   1.041
                                                                                   2010   0.934
                                                                                   2009   0.720
                                                                                   2008   1.131
                                                                                   2007   1.082
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.147
                                                                                   2007   1.125
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.507
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.381
                                                                                   2015   1.479
                                                                                   2014   1.472
                                                                                   2013   1.384
                                                                                   2012   1.221
                                                                                   2011   1.226
                                                                                   2010   1.088
                                                                                   2009   0.763
                                                                                   2008   1.029
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.273
                                                                                   2013   1.095
                                                                                   2012   0.988
                                                                                   2011   1.033
                                                                                   2010   0.935
                                                                                   2009   0.784
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.351
                                                                                   2013   1.102
                                                                                   2012   0.979
                                                                                   2011   1.047
                                                                                   2010   0.932
                                                                                   2009   0.763
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.274
                                                                                   2013   1.146
                                                                                   2012   1.048
                                                                                   2011   1.079
                                                                                   2010   0.987
                                                                                   2009   0.840
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.141
                                                                                   2015   1.358
                                                                                   2014   1.489
                                                                                   2013   1.607
                                                                                   2012   1.387
                                                                                   2011   1.748
                                                                                   2010   1.449
                                                                                   2009   0.880
                                                                                   2008   2.028
                                                                                   2007   1.622
 MIST MFS(R) Research International Subaccount (Class B) (4/08)................... 2016   1.167
                                                                                   2015   1.221
                                                                                   2014   1.349
                                                                                   2013   1.162
                                                                                   2012   1.024
                                                                                   2011   1.179
                                                                                   2010   1.088
                                                                                   2009   0.850
                                                                                   2008   1.469
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.984
                                                                                   2012   0.961
                                                                                   2011   1.043
                                                                                   2010   0.872
                                                                                   2009   0.656
                                                                                   2008   1.046



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.600                    --
                                                                                   1.494                    --
                                                                                   1.590                    --
                                                                                   1.444                    --
                                                                                   1.108                    --
                                                                                   1.020                    --
                                                                                   1.041                    --
                                                                                   0.934                    --
                                                                                   0.720                    --
                                                                                   1.131                    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.087                    --
                                                                                   1.147                    --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.227                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 1.531                68,544
                                                                                   1.381                68,544
                                                                                   1.479                72,708
                                                                                   1.472                84,873
                                                                                   1.384                90,386
                                                                                   1.221                90,386
                                                                                   1.226                96,603
                                                                                   1.088                    --
                                                                                   0.763                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.269                    --
                                                                                   1.273                    --
                                                                                   1.095                    --
                                                                                   0.988                    --
                                                                                   1.033                    --
                                                                                   0.935                    --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 1.339                    --
                                                                                   1.351                    --
                                                                                   1.102                    --
                                                                                   0.979                    --
                                                                                   1.047                    --
                                                                                   0.932                    --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 1.274                    --
                                                                                   1.274                    --
                                                                                   1.146                    --
                                                                                   1.048                    --
                                                                                   1.079                    --
                                                                                   0.987                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 1.241                    --
                                                                                   1.141                    --
                                                                                   1.358                    --
                                                                                   1.489                    --
                                                                                   1.607                    --
                                                                                   1.387                    --
                                                                                   1.748                    --
                                                                                   1.449                    --
                                                                                   0.880                    --
                                                                                   2.028                    --
 MIST MFS(R) Research International Subaccount (Class B) (4/08)................... 1.125                    --
                                                                                   1.167                    --
                                                                                   1.221                    --
                                                                                   1.349                    --
                                                                                   1.162                    --
                                                                                   1.024                    --
                                                                                   1.179                    --
                                                                                   1.088                    --
                                                                                   0.850                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 1.062                    --
                                                                                   0.984                    --
                                                                                   0.961                    --
                                                                                   1.043                    --
                                                                                   0.872                    --
                                                                                   0.656                    --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   1.489           1.452                    --
                                                                          2015   1.472           1.489                    --
                                                                          2014   1.482           1.472                    --
                                                                          2013   1.198           1.482                    --
                                                                          2012   1.016           1.198                    --
                                                                          2011   1.141           1.016                    --
                                                                          2010   1.063           1.141                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.348           1.375                    --
                                                                          2015   1.406           1.348                63,070
                                                                          2014   1.384           1.406                63,084
                                                                          2013   1.402           1.384                    --
                                                                          2012   1.294           1.402                    --
                                                                          2011   1.285           1.294                    --
                                                                          2010   1.179           1.285                    --
                                                                          2009   0.913           1.179                    --
                                                                          2008   1.063           0.913                    --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.082           1.127                    --
                                                                          2012   0.989           1.082                    --
                                                                          2011   1.130           0.989                    --
                                                                          2010   0.966           1.130                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.268           1.430                    --
                                                                          2015   1.352           1.268                    --
                                                                          2014   1.227           1.352                    --
                                                                          2013   0.942           1.227                    --
                                                                          2012   0.821           0.942                    --
                                                                          2011   0.879           0.821                    --
                                                                          2010   0.772           0.879                    --
                                                                          2009   0.671           0.772                    --
                                                                          2008   1.017           0.671                    --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.032           2.099                    --
                                                                          2015   1.958           2.032                    --
                                                                          2014   1.784           1.958                    --
                                                                          2013   1.343           1.784                    --
                                                                          2012   1.214           1.343                    --
                                                                          2011   1.269           1.214                    --
                                                                          2010   1.022           1.269                    --
                                                                          2009   0.722           1.022                    --
                                                                          2008   1.175           0.722                    --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.124           1.208                    --
                                                                          2012   1.090           1.124                    --
                                                                          2011   1.211           1.090                    --
                                                                          2010   0.979           1.211                    --
                                                                          2009   0.684           0.979                    --
                                                                          2008   1.262           0.684                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.068           1.069                    --
                                                                          2015   1.094           1.068                    --
                                                                          2014   1.053           1.094                    --
                                                                          2013   1.093           1.053                    --
                                                                          2012   1.047           1.093                    --
                                                                          2011   1.013           1.047                    --
                                                                          2010   0.963           1.013                    --
                                                                          2009   0.907           0.963                    --
                                                                          2008   0.966           0.907                    --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.140           1.309                    --
                                                                          2015   1.248           1.140                    --
                                                                          2014   1.170           1.248                    --
                                                                          2013   0.913           1.170                    --
                                                                          2012   0.823           0.913                    --
                                                                          2011   0.829           0.823                    --
                                                                          2010   0.782           0.829                    --
                                                                          2009   0.724           0.782                    --
                                                                          2008   1.071           0.724                    --

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.035
                                                                                 2015   1.064
                                                                                 2014   1.093
                                                                                 2013   1.124
                                                                                 2012   1.155
                                                                                 2011   1.187
                                                                                 2010   1.221
                                                                                 2009   1.251
                                                                                 2008   1.256
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   0.972
                                                                                 2012   0.865
                                                                                 2011   0.950
                                                                                 2010   0.854
                                                                                 2009   0.723
                                                                                 2008   1.122
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.546
                                                                                 2015   1.549
                                                                                 2014   1.436
                                                                                 2013   1.216
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.345
                                                                                 2015   1.251
                                                                                 2014   1.117
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.372
                                                                                 2015   1.379
                                                                                 2014   1.285
                                                                                 2013   1.098
                                                                                 2012   1.007
                                                                                 2011   0.999
                                                                                 2010   0.940
                                                                                 2009   0.825
                                                                                 2008   1.061
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.370
                                                                                 2015   1.378
                                                                                 2014   1.284
                                                                                 2013   0.990
                                                                                 2012   0.903
                                                                                 2011   0.970
                                                                                 2010   0.892
                                                                                 2009   0.697
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.195
                                                                                 2015   1.241
                                                                                 2014   1.218
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.190
                                                                                 2015   1.239
                                                                                 2014   1.207
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.169
                                                                                 2015   1.222
                                                                                 2014   1.184
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.468
                                                                                 2015   1.495
                                                                                 2014   1.359
                                                                                 2013   1.061
                                                                                 2012   0.945
                                                                                 2011   0.955
                                                                                 2010   0.858
                                                                                 2009   0.700
                                                                                 2008   1.086
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)............................ 2016   1.269
                                                                                 2015   1.310
                                                                                 2014   1.243
                                                                                 2013   1.076
                                                                                 2012   0.994
                                                                                 2011   1.000
                                                                                 2010   0.936
                                                                                 2009   0.813
                                                                                 2008   1.077
                                                                                 2007   1.063



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 1.008                     --
                                                                                 1.035                     --
                                                                                 1.064                     --
                                                                                 1.093                     --
                                                                                 1.124                     --
                                                                                 1.155                     --
                                                                                 1.187                     --
                                                                                 1.221                     --
                                                                                 1.251                     --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 1.065                     --
                                                                                 0.972                     --
                                                                                 0.865                     --
                                                                                 0.950                     --
                                                                                 0.854                     --
                                                                                 0.723                     --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 1.582                     --
                                                                                 1.546                     --
                                                                                 1.549                     --
                                                                                 1.436                     --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 1.307                     --
                                                                                 1.345                     --
                                                                                 1.251                     --
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 1.425                     --
                                                                                 1.372                     --
                                                                                 1.379                     --
                                                                                 1.285                     --
                                                                                 1.098                     --
                                                                                 1.007                     --
                                                                                 0.999                     --
                                                                                 0.940                     --
                                                                                 0.825                     --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 1.427                     --
                                                                                 1.370                     --
                                                                                 1.378                     --
                                                                                 1.284                     --
                                                                                 0.990                     --
                                                                                 0.903                     --
                                                                                 0.970                     --
                                                                                 0.892                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 1.233                     --
                                                                                 1.195                     --
                                                                                 1.241                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 1.240                 48,208
                                                                                 1.190                 50,964
                                                                                 1.239                 59,054
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 1.230                321,840
                                                                                 1.169                339,631
                                                                                 1.222                580,281
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 1.591                     --
                                                                                 1.468                     --
                                                                                 1.495                     --
                                                                                 1.359                     --
                                                                                 1.061                     --
                                                                                 0.945                     --
                                                                                 0.955                     --
                                                                                 0.858                     --
                                                                                 0.700                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)............................ 1.345                 70,909
                                                                                 1.269                 70,915
                                                                                 1.310                 74,619
                                                                                 1.243                 85,427
                                                                                 1.076                103,998
                                                                                 0.994                104,005
                                                                                 1.000                110,565
                                                                                 0.936                110,574
                                                                                 0.813                110,583
                                                                                 1.077                110,592

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2016   1.592           1.768           --
                                                                        2015   1.640           1.592           --
                                                                        2014   1.524           1.640           --
                                                                        2013   1.155           1.524           --
                                                                        2012   1.020           1.155           --
                                                                        2011   1.040           1.020           --
                                                                        2010   0.961           1.040           --
                                                                        2009   0.819           0.961           --
                                                                        2008   1.183           0.819           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.254           1.444           --
                                                                        2015   1.284           1.254           --
                                                                        2014   1.324           1.284           --
                                                                        2013   1.070           1.324           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.113           1.502           --
                                                                        2012   0.964           1.113           --
                                                                        2011   1.004           0.964           --
                                                                        2010   0.884           1.004           --
                                                                        2009   0.635           0.884           --
                                                                        2008   1.050           0.635           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.618           1.599           --
                                                                        2015   1.503           1.618           --
                                                                        2014   1.418           1.503           --
                                                                        2013   1.133           1.418           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.760           1.909           --
                                                                        2015   1.766           1.760           --
                                                                        2014   1.702           1.766           --
                                                                        2013   1.213           1.702           --
                                                                        2012   1.076           1.213           --
                                                                        2011   1.090           1.076           --
                                                                        2010   0.832           1.090           --
                                                                        2009   0.617           0.832           --
                                                                        2008   0.946           0.617           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and the Trust were renamed.




                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
 MET INVESTORS SERIES TRUST                           BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio
 THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.   THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
 The Dreyfus Socially Responsible Growth Fund, Inc.   The Dreyfus Sustainable U.S. Equity Portfolio, Inc.






                                   APPENDIX C

--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form

           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-70-71-75

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2017



                                      FOR



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   ISSUED BY



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


























                                                              BLIC-Book-70-71-75

                               TABLE OF CONTENTS



                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT..................    3
VALUATION OF ASSETS................................................    3
   Funding Options.................................................    3
   The Contract Value..............................................    4
   Accumulation Unit Value.........................................    4
   Annuity Unit Value..............................................    4
   Calculation Of Money Market Yield...............................    4
FEDERAL TAX CONSIDERATIONS.........................................    5
   Mandatory Distributions for Qualified Plans.....................    5
   Nonqualified Annuity Contracts..................................    5
   Individual Retirement Annuities.................................    6
   Simple Plan IRA Form............................................    6
   Roth IRAs.......................................................    6
   Qualified Pension and Profit-Sharing Plans......................    6
   Section-403(b) Plans............................................    7
   Federal Income Tax Withholding..................................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    8
CUSTODIAN..........................................................    8
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus..........    9
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus........  100
CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward.........  245
FINANCIAL STATEMENTS...............................................    1

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC (Brighthouse Securities) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.


Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2017, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $54,000 for 2017 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2017 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2017 is $54,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2017. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2017).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.424       1.518            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.716       1.695            --
                                                                                   2007   1.597       1.716       553,782
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   2.156       2.460       490,797
                                                                                   2015   2.276       2.156       610,339
                                                                                   2014   2.130       2.276     1,233,019
                                                                                   2013   1.670       2.130     1,549,633
                                                                                   2012   1.518       1.670     1,339,737
                                                                                   2011   1.456       1.518     1,487,186
                                                                                   2010   1.228       1.456     1,607,970
                                                                                   2009   1.064       1.228     1,803,458
                                                                                   2008   1.485       1.064     2,060,106
                                                                                   2007   1.552       1.485     2,143,724
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.468       2.527       195,750
                                                                                   2015   2.578       2.468       229,625
                                                                                   2014   2.440       2.578       301,912
                                                                                   2013   1.797       2.440       716,306
                                                                                   2012   1.649       1.797       622,737
                                                                                   2011   1.762       1.649       529,110
                                                                                   2010   1.404       1.762       640,878
                                                                                   2009   0.995       1.404       931,058
                                                                                   2008   1.760       0.995       712,714
                                                                                   2007   1.609       1.760     1,012,918
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.909       2.011       452,122
                                                                                   2015   2.076       1.909       532,214
                                                                                   2014   2.376       2.076       487,743
                                                                                   2013   1.966       2.376       615,482
                                                                                   2012   1.691       1.966       765,025
                                                                                   2011   1.925       1.691       840,062
                                                                                   2010   1.806       1.925       947,057
                                                                                   2009   1.340       1.806     1,095,082
                                                                                   2008   2.287       1.340     1,288,407
                                                                                   2007   2.015       2.287     1,434,778
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.834       2.812       549,531
                                                                                   2015   2.940       2.834       602,009
                                                                                   2014   2.490       2.940       870,372
                                                                                   2013   1.719       2.490     1,008,853
                                                                                   2012   1.476       1.719       951,857
                                                                                   2011   1.469       1.476       930,740
                                                                                   2010   1.198       1.469       926,504
                                                                                   2009   0.908       1.198       977,548
                                                                                   2008   1.555       0.908     1,155,285
                                                                                   2007   1.616       1.555     1,321,138
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.029       2.039            --
                                                                                   2013   1.562       2.029       205,488
                                                                                   2012   1.382       1.562       267,392
                                                                                   2011   1.498       1.382       588,539
                                                                                   2010   1.307       1.498       311,817
                                                                                   2009   1.028       1.307       347,212
                                                                                   2008   1.648       1.028       340,472
                                                                                   2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.781       2.009       100,051

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.895       1.781       130,767
                                                                               2014   1.699       1.895       279,363
                                                                               2013   1.375       1.699       321,149
                                                                               2012   1.226       1.375       383,733
                                                                               2011   1.158       1.226       376,513
                                                                               2010   1.050       1.158       392,605
                                                                               2009   0.871       1.050       504,588
                                                                               2008   1.362       0.871       481,115
                                                                               2007   1.358       1.362       804,088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.200       1.257            --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.327       1.364            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.576       1.630            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.888       2.116       827,967
                                                                               2015   2.002       1.888       910,708
                                                                               2014   1.971       2.002     1,834,885
                                                                               2013   1.834       1.971     2,358,476
                                                                               2012   1.601       1.834     2,645,733
                                                                               2011   1.591       1.601     3,349,072
                                                                               2010   1.506       1.591     4,637,994
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   2.169       2.502       664,479
                                                                               2015   2.347       2.169       795,806
                                                                               2014   2.208       2.347     1,521,173
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   2.071       2.270       226,251
                                                                               2015   2.444       2.071       316,170
                                                                               2014   2.574       2.444       334,877
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.880       0.836            --
                                                                               2008   1.563       0.880       640,456
                                                                               2007   1.499       1.563       727,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.935       1.885       306,702
                                                                               2015   2.003       1.935       390,591
                                                                               2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.310       1.309     1,266,452
                                                                               2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.066       1.155            --
                                                                               2012   1.030       1.066     1,035,971
                                                                               2011   1.106       1.030     1,552,496
                                                                               2010   0.915       1.106     1,164,583
                                                                               2009   0.681       0.915     1,410,554
                                                                               2008   1.079       0.681     1,654,478
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.886       0.996            --
                                                                               2011   0.914       0.886     1,142,295
                                                                               2010   0.850       0.914     1,867,475
                                                                               2009   0.601       0.850     1,990,724
                                                                               2008   1.132       0.601     1,893,499
                                                                               2007   1.007       1.132     2,200,804
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.383       1.363       364,897
                                                                               2015   1.354       1.383       484,558
                                                                               2014   1.348       1.354       524,584
                                                                               2013   1.079       1.348       721,443
                                                                               2012   0.906       1.079       966,316
                                                                               2011   1.006       0.906     1,385,545
                                                                               2010   0.882       1.006     1,039,092
                                                                               2009   0.642       0.882     1,132,132
                                                                               2008   1.098       0.642     1,117,678
                                                                               2007   1.051       1.098     1,054,554
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.534       1.548     1,439,709

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.561       1.534     2,005,382
                                                                                 2014   1.523       1.561     2,026,076
                                                                                 2013   1.580       1.523     2,619,325
                                                                                 2012   1.471       1.580     3,622,366
                                                                                 2011   1.479       1.471     3,608,642
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   2.076       2.087            --
                                                                                 2015   2.117       2.076       533,790
                                                                                 2014   1.941       2.117       619,637
                                                                                 2013   1.487       1.941       781,977
                                                                                 2012   1.371       1.487       981,367
                                                                                 2011   1.559       1.371     1,092,693
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.601       1.639            --
                                                                                 2015   1.653       1.601     1,518,418
                                                                                 2014   1.610       1.653     2,083,789
                                                                                 2013   1.614       1.610     2,234,701
                                                                                 2012   1.474       1.614     3,344,425
                                                                                 2011   1.449       1.474     3,488,992
                                                                                 2010   1.315       1.449     3,975,737
                                                                                 2009   1.076       1.315     3,529,247
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.112       2.410        99,874
                                                                                 2015   2.226       2.112       156,171
                                                                                 2014   2.042       2.226       210,276
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.873       1.840       255,953
                                                                                 2015   1.796       1.873       283,709
                                                                                 2014   1.680       1.796       350,656
                                                                                 2013   1.274       1.680       665,666
                                                                                 2012   1.135       1.274       692,898
                                                                                 2011   1.270       1.135       546,870
                                                                                 2010   1.080       1.270       612,051
                                                                                 2009   0.859       1.080       642,109
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.958       0.945     2,409,055
                                                                                 2015   0.974       0.958     3,059,290
                                                                                 2014   0.991       0.974     3,751,727
                                                                                 2013   1.008       0.991     4,109,096
                                                                                 2012   1.025       1.008     3,666,525
                                                                                 2011   1.043       1.025     5,482,238
                                                                                 2010   1.060       1.043     5,587,121
                                                                                 2009   1.074       1.060     6,098,592
                                                                                 2008   1.062       1.074     6,523,177
                                                                                 2007   1.028       1.062     3,332,432
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.489       1.462       876,120
                                                                                 2015   1.370       1.489     1,014,498
                                                                                 2014   1.281       1.370     1,098,593
                                                                                 2013   0.953       1.281       741,393
                                                                                 2012   0.990       0.953     1,089,199
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   2.045       2.077       754,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.318       1.388     2,746,927
                                                                                 2015   1.358       1.318     3,216,728
                                                                                 2014   1.313       1.358     3,767,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.294       1.376     7,792,104
                                                                                 2015   1.339       1.294     8,186,060
                                                                                 2014   1.288       1.339     7,659,886
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.405       1.505       502,297
                                                                                 2015   1.435       1.405       563,358
                                                                                 2014   1.347       1.435       668,716
                                                                                 2013   1.154       1.347     1,019,020
                                                                                 2012   1.055       1.154       990,558
                                                                                 2011   1.050       1.055       658,086
                                                                                 2010   0.973       1.050       744,405
                                                                                 2009   0.837       0.973       854,064
                                                                                 2008   1.096       0.837       849,720
                                                                                 2007   1.116       1.096       712,498
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.255       1.407       291,611
                                                                                 2015   1.281       1.255       378,064
                                                                                 2014   1.178       1.281       653,884

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.402       1.631       346,019
                                                                                2015   1.420       1.402       370,151
                                                                                2014   1.449       1.420       456,531
                                                                                2013   1.163       1.449       751,813
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.022       1.060            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.314       1.342            --
                                                                                2010   1.226       1.314     2,223,383
                                                                                2009   1.063       1.226     2,349,989
                                                                                2008   1.091       1.063     2,636,593
                                                                                2007   1.079       1.091     1,686,339
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.379       1.373            --
                                                                                2013   1.091       1.379       602,717
                                                                                2012   1.003       1.091       679,705
                                                                                2011   1.059       1.003       708,463
                                                                                2010   0.986       1.059     1,032,157
                                                                                2009   0.867       0.986     1,121,183
                                                                                2008   1.307       0.867     1,130,419
                                                                                2007   1.249       1.307     1,336,345
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.247       1.372            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.462       1.563            --
                                                                                2010   1.285       1.462     1,541,083
                                                                                2009   1.046       1.285     1,591,645
                                                                                2008   1.622       1.046     2,383,927
                                                                                2007   1.574       1.622     2,436,268
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.742       0.740            --
                                                                                2008   1.149       0.742       675,547
                                                                                2007   1.145       1.149       799,868
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.341       1.437            --
                                                                                2009   0.852       1.341     3,645,973
                                                                                2008   1.347       0.852     3,496,517
                                                                                2007   1.298       1.347     4,157,348
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.746       0.714            --
                                                                                2008   1.261       0.746       992,279
                                                                                2007   1.219       1.261       926,953
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.694       0.730            --
                                                                                2008   1.384       0.694       293,642
                                                                                2007   1.311       1.384       409,758
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.229       1.123            --
                                                                                2008   2.280       1.229       361,746
                                                                                2007   2.048       2.280       822,295
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.758       0.780            --
                                                                                2008   1.250       0.758       973,513
                                                                                2007   1.176       1.250       615,178
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.169       1.381            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.086       1.036            --
                                                                                2008   1.784       1.086       660,933
                                                                                2007   1.955       1.784       781,263
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.122       1.186            --
                                                                                2008   1.292       1.122     2,920,242
                                                                                2007   1.238       1.292     3,475,479
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.518       1.518            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.807       2.763            --
                                                                                2013   2.919       2.807       320,558
                                                                                2012   2.660       2.919       359,481
                                                                                2011   3.541       2.660       369,502
                                                                                2010   3.116       3.541       423,735
                                                                                2009   1.821       3.116       652,839
                                                                                2008   4.443       1.821       675,821
                                                                                2007   3.173       4.443       717,561
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.160       2.206        11,267

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.705       2.160      1,301,128
                                                                              2012   1.577       1.705      1,615,026
                                                                              2011   1.517       1.577      1,766,801
                                                                              2010   1.294       1.517      2,265,325
                                                                              2009   1.156       1.294      1,866,028
                                                                              2008   1.691       1.156      2,352,893
                                                                              2007   1.711       1.691      2,284,303
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.411       1.427         43,872
                                                                              2013   1.203       1.411      6,803,644
                                                                              2012   1.094       1.203      7,016,789
                                                                              2011   1.150       1.094      7,129,442
                                                                              2010   1.020       1.150      7,392,952
                                                                              2009   0.782       1.020     10,001,591
                                                                              2008   1.225       0.782      9,454,379
                                                                              2007   1.178       1.225      9,482,749
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.402       1.420             --
                                                                              2013   1.227       1.402      1,942,440
                                                                              2012   1.119       1.227      2,367,909
                                                                              2011   1.162       1.119      2,436,653
                                                                              2010   1.037       1.162      2,815,655
                                                                              2009   0.803       1.037      3,514,179
                                                                              2008   1.185       0.803      3,257,139
                                                                              2007   1.141       1.185      5,095,126
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.435       2.783        425,025
                                                                              2015   2.645       2.435        510,770
                                                                              2014   2.343       2.645        649,872
                                                                              2013   1.795       2.343        710,473
                                                                              2012   1.648       1.795        864,966
                                                                              2011   1.780       1.648        878,393
                                                                              2010   1.536       1.780      1,320,447
                                                                              2009   1.247       1.536      1,411,722
                                                                              2008   1.915       1.247      1,617,083
                                                                              2007   1.849       1.915      1,809,615
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.246       3.377        238,628
                                                                              2015   3.159       3.246        278,837
                                                                              2014   2.461       3.159        379,171
                                                                              2013   2.465       2.461        483,842
                                                                              2012   2.160       2.465        546,417
                                                                              2011   2.002       2.160        606,176
                                                                              2010   1.584       2.002      1,040,392
                                                                              2009   1.225       1.584        773,641
                                                                              2008   2.021       1.225      1,196,569
                                                                              2007   2.541       2.021        951,568





                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)............. 2007   1.422       1.515           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03).............. 2008   1.712       1.691           --
                                                                          2007   1.594       1.712       33,304
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........ 2016   2.143       2.443        1,476
                                                                          2015   2.263       2.143       16,667
                                                                          2014   2.118       2.263       17,520
                                                                          2013   1.662       2.118       29,136
                                                                          2012   1.511       1.662       29,824
                                                                          2011   1.450       1.511       31,062
                                                                          2010   1.224       1.450       18,341
                                                                          2009   1.061       1.224       20,642
                                                                          2008   1.481       1.061       27,260
                                                                          2007   1.549       1.481       59,809

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.452       2.510        6,345
                                                                                   2015   2.563       2.452        6,474
                                                                                   2014   2.427       2.563        6,606
                                                                                   2013   1.788       2.427        6,737
                                                                                   2012   1.641       1.788        9,033
                                                                                   2011   1.755       1.641       11,746
                                                                                   2010   1.400       1.755       27,201
                                                                                   2009   0.992       1.400       31,064
                                                                                   2008   1.756       0.992       33,690
                                                                                   2007   1.606       1.756       49,207
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.896       1.997           --
                                                                                   2015   2.064       1.896           --
                                                                                   2014   2.364       2.064           --
                                                                                   2013   1.956       2.364           --
                                                                                   2012   1.684       1.956           --
                                                                                   2011   1.917       1.684          984
                                                                                   2010   1.800       1.917          987
                                                                                   2009   1.336       1.800        1,510
                                                                                   2008   2.281       1.336        9,765
                                                                                   2007   2.011       2.281       27,581
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.816       2.793        3,312
                                                                                   2015   2.922       2.816        3,345
                                                                                   2014   2.477       2.922        3,551
                                                                                   2013   1.710       2.477        4,418
                                                                                   2012   1.469       1.710        4,678
                                                                                   2011   1.464       1.469        5,957
                                                                                   2010   1.194       1.464        6,187
                                                                                   2009   0.906       1.194        6,165
                                                                                   2008   1.551       0.906       13,135
                                                                                   2007   1.612       1.551        8,094
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.018       2.028           --
                                                                                   2013   1.554       2.018        3,164
                                                                                   2012   1.376       1.554        4,141
                                                                                   2011   1.492       1.376        6,035
                                                                                   2010   1.302       1.492        9,080
                                                                                   2009   1.025       1.302       13,063
                                                                                   2008   1.644       1.025        3,191
                                                                                   2007   1.718       1.644        3,196
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.769       1.995           --
                                                                                   2015   1.884       1.769        3,716
                                                                                   2014   1.690       1.884        3,720
                                                                                   2013   1.368       1.690        3,725
                                                                                   2012   1.221       1.368        5,848
                                                                                   2011   1.153       1.221        5,864
                                                                                   2010   1.047       1.153        5,882
                                                                                   2009   0.869       1.047        5,902
                                                                                   2008   1.359       0.869        7,477
                                                                                   2007   1.356       1.359       52,008
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.199       1.256           --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.325       1.361           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.573       1.627           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.877       2.102        1,327
                                                                                   2015   1.990       1.877        5,344
                                                                                   2014   1.961       1.990        5,357
                                                                                   2013   1.825       1.961        6,872
                                                                                   2012   1.594       1.825        6,767
                                                                                   2011   1.585       1.594       42,847
                                                                                   2010   1.501       1.585       55,333
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.155       2.484       10,811
                                                                                   2015   2.333       2.155       22,052
                                                                                   2014   2.195       2.333       22,981
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   2.058       2.255        7,455

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.430       2.058         7,040
                                                                               2014   2.559       2.430         6,603
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.878       0.833            --
                                                                               2008   1.560       0.878         7,544
                                                                               2007   1.496       1.560        11,730
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.922       1.872            --
                                                                               2015   1.992       1.922            --
                                                                               2014   2.178       1.992            --
                                                                               2013   1.859       2.178         2,733
                                                                               2012   1.621       1.859         2,766
                                                                               2011   1.847       1.621        34,707
                                                                               2010   1.687       1.847        36,846
                                                                               2009   1.305       1.687        34,464
                                                                               2008   2.305       1.305        34,716
                                                                               2007   2.197       2.305            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.062       1.150            --
                                                                               2012   1.026       1.062        24,430
                                                                               2011   1.103       1.026        71,521
                                                                               2010   0.913       1.103        53,698
                                                                               2009   0.680       0.913        55,873
                                                                               2008   1.077       0.680        70,366
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.884       0.993            --
                                                                               2011   0.912       0.884        21,859
                                                                               2010   0.848       0.912        21,838
                                                                               2009   0.601       0.848        28,698
                                                                               2008   1.131       0.601        42,720
                                                                               2007   1.007       1.131       102,727
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.377       1.356         3,552
                                                                               2015   1.348       1.377         3,776
                                                                               2014   1.343       1.348         4,006
                                                                               2013   1.075       1.343        20,894
                                                                               2012   0.903       1.075        31,670
                                                                               2011   1.003       0.903        31,119
                                                                               2010   0.881       1.003        65,345
                                                                               2009   0.641       0.881        73,125
                                                                               2008   1.098       0.641        51,946
                                                                               2007   1.051       1.098        78,291
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.525       1.537        12,673
                                                                               2015   1.551       1.525        32,810
                                                                               2014   1.515       1.551        34,053
                                                                               2013   1.572       1.515        35,269
                                                                               2012   1.464       1.572        41,367
                                                                               2011   1.473       1.464        42,041
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   2.063       2.073            --
                                                                               2015   2.104       2.063         8,835
                                                                               2014   1.930       2.104         8,844
                                                                               2013   1.480       1.930         8,869
                                                                               2012   1.365       1.480        54,885
                                                                               2011   1.553       1.365        61,717
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.591       1.629            --
                                                                               2015   1.643       1.591        70,709
                                                                               2014   1.601       1.643        75,307
                                                                               2013   1.607       1.601       105,243
                                                                               2012   1.467       1.607       103,366
                                                                               2011   1.443       1.467       106,753
                                                                               2010   1.311       1.443       178,038
                                                                               2009   1.073       1.311       180,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   2.099       2.394            --
                                                                               2015   2.213       2.099            --
                                                                               2014   2.031       2.213         3,160
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.861       1.828            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.785       1.861            --
                                                                                 2014   1.670       1.785            --
                                                                                 2013   1.268       1.670            --
                                                                                 2012   1.130       1.268            --
                                                                                 2011   1.265       1.130         1,102
                                                                                 2010   1.076       1.265         1,105
                                                                                 2009   0.857       1.076         1,538
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.951       0.938         9,180
                                                                                 2015   0.968       0.951        10,455
                                                                                 2014   0.985       0.968        17,937
                                                                                 2013   1.003       0.985        40,108
                                                                                 2012   1.020       1.003        29,001
                                                                                 2011   1.038       1.020        30,614
                                                                                 2010   1.057       1.038        33,546
                                                                                 2009   1.071       1.057        27,446
                                                                                 2008   1.059       1.071        21,460
                                                                                 2007   1.026       1.059       100,284
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.482       1.454         5,849
                                                                                 2015   1.364       1.482         6,156
                                                                                 2014   1.277       1.364         6,471
                                                                                 2013   0.950       1.277        20,960
                                                                                 2012   0.990       0.950        21,169
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   2.032       2.063         8,991
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.311       1.380       187,692
                                                                                 2015   1.352       1.311       187,781
                                                                                 2014   1.308       1.352       166,280
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.288       1.368       820,436
                                                                                 2015   1.333       1.288       830,818
                                                                                 2014   1.283       1.333       789,381
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.399       1.497            --
                                                                                 2015   1.429       1.399            --
                                                                                 2014   1.342       1.429            --
                                                                                 2013   1.150       1.342        14,470
                                                                                 2012   1.052       1.150        14,363
                                                                                 2011   1.048       1.052        14,681
                                                                                 2010   0.971       1.048        14,956
                                                                                 2009   0.835       0.971        36,117
                                                                                 2008   1.095       0.835        21,253
                                                                                 2007   1.115       1.095         9,667
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.253       1.405           448
                                                                                 2015   1.280       1.253           760
                                                                                 2014   1.178       1.280           785
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.394       1.622         1,588
                                                                                 2015   1.413       1.394        16,983
                                                                                 2014   1.443       1.413        18,093
                                                                                 2013   1.158       1.443        28,615
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.020       1.058            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.311       1.340            --
                                                                                 2010   1.225       1.311        20,800
                                                                                 2009   1.063       1.225        34,898
                                                                                 2008   1.091       1.063        10,384
                                                                                 2007   1.079       1.091         4,305
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.373       1.367            --
                                                                                 2013   1.086       1.373           709
                                                                                 2012   1.000       1.086           793
                                                                                 2011   1.056       1.000           933
                                                                                 2010   0.984       1.056           922
                                                                                 2009   0.865       0.984        22,442
                                                                                 2008   1.305       0.865         1,353
                                                                                 2007   1.248       1.305         1,359
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.246       1.370            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.456       1.556            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.281       1.456        94,319
                                                                                2009   1.043       1.281       104,214
                                                                                2008   1.618       1.043       174,721
                                                                                2007   1.571       1.618       249,920
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.741       0.739            --
                                                                                2008   1.148       0.741        24,093
                                                                                2007   1.144       1.148           740
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.337       1.432            --
                                                                                2009   0.850       1.337        19,357
                                                                                2008   1.344       0.850        23,949
                                                                                2007   1.295       1.344        80,858
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.745       0.712            --
                                                                                2008   1.259       0.745       179,685
                                                                                2007   1.218       1.259       179,721
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.692       0.728            --
                                                                                2008   1.381       0.692        27,780
                                                                                2007   1.308       1.381        44,355
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.226       1.120            --
                                                                                2008   2.274       1.226        45,621
                                                                                2007   2.044       2.274        61,688
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.756       0.778            --
                                                                                2008   1.248       0.756        30,381
                                                                                2007   1.174       1.248        30,248
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.168       1.378            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.083       1.032            --
                                                                                2008   1.780       1.083        48,013
                                                                                2007   1.952       1.780        63,726
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.118       1.182            --
                                                                                2008   1.289       1.118       167,014
                                                                                2007   1.236       1.289        96,345
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.515       1.514            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.792       2.748            --
                                                                                2013   2.905       2.792         8,881
                                                                                2012   2.648       2.905        14,679
                                                                                2011   3.528       2.648        14,489
                                                                                2010   3.105       3.528        16,802
                                                                                2009   1.816       3.105        16,579
                                                                                2008   4.432       1.816        17,082
                                                                                2007   3.167       4.432        42,086
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.148       2.194            --
                                                                                2013   1.697       2.148        23,875
                                                                                2012   1.570       1.697        35,412
                                                                                2011   1.511       1.570        38,018
                                                                                2010   1.290       1.511        28,258
                                                                                2009   1.152       1.290        35,075
                                                                                2008   1.687       1.152        69,232
                                                                                2007   1.707       1.687       154,357
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.405       1.421            --
                                                                                2013   1.199       1.405       179,191
                                                                                2012   1.090       1.199       179,221
                                                                                2011   1.147       1.090       179,290
                                                                                2010   1.017       1.147       179,402
                                                                                2009   0.780       1.017       179,521
                                                                                2008   1.223       0.780         9,358
                                                                                2007   1.177       1.223        36,786
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.396       1.413            --
                                                                                2013   1.222       1.396       154,742
                                                                                2012   1.115       1.222       229,620
                                                                                2011   1.159       1.115       230,500
                                                                                2010   1.035       1.159       238,696
                                                                                2009   0.801       1.035       232,341
                                                                                2008   1.184       0.801       197,971
                                                                                2007   1.140       1.184       202,041

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2016   2.419       2.763         4,345
                                                                     2015   2.629       2.419         4,506
                                                                     2014   2.331       2.629         4,505
                                                                     2013   1.787       2.331         9,563
                                                                     2012   1.641       1.787        28,375
                                                                     2011   1.773       1.641        30,388
                                                                     2010   1.531       1.773        43,003
                                                                     2009   1.244       1.531        48,998
                                                                     2008   1.911       1.244        92,836
                                                                     2007   1.846       1.911       129,769
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   3.226       3.354         3,159
                                                                     2015   3.141       3.226        14,526
                                                                     2014   2.448       3.141        15,522
                                                                     2013   2.453       2.448        15,829
                                                                     2012   2.151       2.453        23,516
                                                                     2011   1.994       2.151        23,912
                                                                     2010   1.579       1.994        21,420
                                                                     2009   1.221       1.579        21,948
                                                                     2008   2.016       1.221        29,116
                                                                     2007   2.536       2.016        55,366





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.337       1.424            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.550       1.530            --
                                                                                   2007   1.444       1.550        28,124
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   2.020       2.303        80,503
                                                                                   2015   2.135       2.020        93,016
                                                                                   2014   1.999       2.135       126,785
                                                                                   2013   1.570       1.999       162,196
                                                                                   2012   1.428       1.570       177,424
                                                                                   2011   1.371       1.428       182,826
                                                                                   2010   1.157       1.371       245,469
                                                                                   2009   1.004       1.157       287,531
                                                                                   2008   1.402       1.004       318,438
                                                                                   2007   1.467       1.402       348,129
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.237       2.289        23,413
                                                                                   2015   2.340       2.237        26,652
                                                                                   2014   2.217       2.340        30,943
                                                                                   2013   1.634       2.217        45,804
                                                                                   2012   1.501       1.634        48,838
                                                                                   2011   1.606       1.501        56,862
                                                                                   2010   1.281       1.606        76,607
                                                                                   2009   0.908       1.281        89,641
                                                                                   2008   1.608       0.908        76,528
                                                                                   2007   1.472       1.608        79,056
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.718       1.808        50,428
                                                                                   2015   1.870       1.718        72,646
                                                                                   2014   2.143       1.870        82,918
                                                                                   2013   1.774       2.143       127,026
                                                                                   2012   1.528       1.774       167,384
                                                                                   2011   1.741       1.528       156,213
                                                                                   2010   1.635       1.741       241,331
                                                                                   2009   1.215       1.635       254,431
                                                                                   2008   2.074       1.215       248,667
                                                                                   2007   1.829       2.074       321,873
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.567       2.544        19,742

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.665       2.567        25,535
                                                                                   2014   2.260       2.665        54,609
                                                                                   2013   1.561       2.260        81,181
                                                                                   2012   1.342       1.561        83,587
                                                                                   2011   1.337       1.342        96,410
                                                                                   2010   1.092       1.337       104,456
                                                                                   2009   0.828       1.092       108,124
                                                                                   2008   1.420       0.828       130,991
                                                                                   2007   1.476       1.420       260,391
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.818       1.826            --
                                                                                   2013   1.400       1.818         3,902
                                                                                   2012   1.240       1.400        18,598
                                                                                   2011   1.346       1.240        20,391
                                                                                   2010   1.175       1.346        23,302
                                                                                   2009   0.925       1.175        24,056
                                                                                   2008   1.485       0.925        26,190
                                                                                   2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.666       1.878        11,150
                                                                                   2015   1.775       1.666        13,197
                                                                                   2014   1.592       1.775         8,959
                                                                                   2013   1.290       1.592         9,834
                                                                                   2012   1.152       1.290         8,660
                                                                                   2011   1.088       1.152        14,519
                                                                                   2010   0.988       1.088         6,235
                                                                                   2009   0.821       0.988        16,839
                                                                                   2008   1.285       0.821        98,121
                                                                                   2007   1.282       1.285       100,326
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.198       1.254            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.253       1.287            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.440       1.489            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.865       2.088        23,871
                                                                                   2015   1.979       1.865        23,713
                                                                                   2014   1.950       1.979        31,854
                                                                                   2013   1.816       1.950        44,207
                                                                                   2012   1.587       1.816        39,746
                                                                                   2011   1.579       1.587        45,534
                                                                                   2010   1.496       1.579        47,079
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.938       2.233        31,653
                                                                                   2015   2.098       1.938        63,157
                                                                                   2014   1.975       2.098        81,907
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.842       2.017        22,317
                                                                                   2015   2.176       1.842        43,943
                                                                                   2014   2.293       2.176        46,166
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.825       0.783            --
                                                                                   2008   1.466       0.825        94,781
                                                                                   2007   1.406       1.466       244,979
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2016   1.750       1.704        23,300
                                                                                   2015   1.814       1.750        27,230
                                                                                   2014   1.985       1.814        31,793
                                                                                   2013   1.695       1.985        29,439
                                                                                   2012   1.479       1.695        30,590
                                                                                   2011   1.686       1.479        27,589
                                                                                   2010   1.541       1.686        30,720
                                                                                   2009   1.193       1.541        41,457
                                                                                   2008   2.107       1.193        20,278
                                                                                   2007   2.009       2.107           516
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.058       1.145            --
                                                                                   2012   1.023       1.058        27,493
                                                                                   2011   1.100       1.023        34,193
                                                                                   2010   0.911       1.100        76,744
                                                                                   2009   0.678       0.911        89,891
                                                                                   2008   1.075       0.678       121,130

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).............. 2012   0.881       0.990            --
                                                                                 2011   0.910       0.881       228,179
                                                                                 2010   0.847       0.910       288,192
                                                                                 2009   0.600       0.847       322,673
                                                                                 2008   1.130       0.600       303,219
                                                                                 2007   1.007       1.130       345,791
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.370       1.349        35,954
                                                                                 2015   1.342       1.370        62,233
                                                                                 2014   1.338       1.342       106,864
                                                                                 2013   1.071       1.338       132,024
                                                                                 2012   0.900       1.071       143,147
                                                                                 2011   1.001       0.900       146,175
                                                                                 2010   0.879       1.001       148,074
                                                                                 2009   0.640       0.879       155,491
                                                                                 2008   1.097       0.640       142,258
                                                                                 2007   1.050       1.097       303,343
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.480       1.491        64,280
                                                                                 2015   1.506       1.480       125,271
                                                                                 2014   1.472       1.506       171,502
                                                                                 2013   1.528       1.472       303,311
                                                                                 2012   1.424       1.528       453,960
                                                                                 2011   1.433       1.424       430,893
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   1.919       1.928            --
                                                                                 2015   1.959       1.919        45,691
                                                                                 2014   1.798       1.959        41,206
                                                                                 2013   1.379       1.798        57,615
                                                                                 2012   1.272       1.379        65,622
                                                                                 2011   1.448       1.272        66,004
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.581       1.618            --
                                                                                 2015   1.634       1.581        46,345
                                                                                 2014   1.593       1.634        53,764
                                                                                 2013   1.599       1.593       131,292
                                                                                 2012   1.461       1.599       245,287
                                                                                 2011   1.438       1.461       391,601
                                                                                 2010   1.307       1.438       286,931
                                                                                 2009   1.070       1.307       149,727
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.889       2.153         3,840
                                                                                 2015   1.993       1.889         3,860
                                                                                 2014   1.829       1.993         3,881
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.743       1.710        25,590
                                                                                 2015   1.672       1.743        72,365
                                                                                 2014   1.566       1.672        67,933
                                                                                 2013   1.189       1.566        68,840
                                                                                 2012   1.061       1.189        69,857
                                                                                 2011   1.187       1.061        75,784
                                                                                 2010   1.011       1.187        94,699
                                                                                 2009   0.805       1.011        96,412
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.947       0.933       296,513
                                                                                 2015   0.964       0.947       448,673
                                                                                 2014   0.982       0.964       296,135
                                                                                 2013   0.999       0.982       349,017
                                                                                 2012   1.018       0.999       414,384
                                                                                 2011   1.036       1.018       483,466
                                                                                 2010   1.055       1.036       678,570
                                                                                 2009   1.069       1.055       784,752
                                                                                 2008   1.059       1.069       631,296
                                                                                 2007   1.026       1.059       490,084
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.475       1.446       169,499
                                                                                 2015   1.358       1.475       184,942
                                                                                 2014   1.272       1.358       241,017
                                                                                 2013   0.947       1.272       147,701
                                                                                 2012   0.980       0.947       203,067
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   2.019       2.049         8,928
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.305       1.373       777,085
                                                                                 2015   1.346       1.305       948,883
                                                                                 2014   1.303       1.346     1,378,230

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2016   1.281       1.361       335,902
                                                                                2015   1.327       1.281       408,491
                                                                                2014   1.277       1.327       539,067
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2016   1.392       1.489        52,915
                                                                                2015   1.423       1.392        53,583
                                                                                2014   1.337       1.423        50,739
                                                                                2013   1.147       1.337        50,710
                                                                                2012   1.049       1.147        73,043
                                                                                2011   1.045       1.049        62,873
                                                                                2010   0.969       1.045        58,227
                                                                                2009   0.834       0.969        58,157
                                                                                2008   1.094       0.834        27,662
                                                                                2007   1.114       1.094        24,400
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2016   1.251       1.402        62,007
                                                                                2015   1.279       1.251        64,791
                                                                                2014   1.177       1.279        59,596
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.387       1.613        11,467
                                                                                2015   1.407       1.387        12,832
                                                                                2014   1.436       1.407        23,238
                                                                                2013   1.153       1.436        26,088
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.009       1.045            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.309       1.337            --
                                                                                2010   1.224       1.309       207,883
                                                                                2009   1.062       1.224        49,847
                                                                                2008   1.091       1.062        52,355
                                                                                2007   1.079       1.091        17,902
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.367       1.361            --
                                                                                2013   1.082       1.367        53,572
                                                                                2012   0.996       1.082        95,728
                                                                                2011   1.053       0.996       100,014
                                                                                2010   0.981       1.053       108,327
                                                                                2009   0.863       0.981       233,168
                                                                                2008   1.303       0.863       225,447
                                                                                2007   1.247       1.303       225,978
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.245       1.368            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.358       1.452            --
                                                                                2010   1.195       1.358        82,194
                                                                                2009   0.974       1.195       102,006
                                                                                2008   1.511       0.974       101,742
                                                                                2007   1.468       1.511       135,885
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.740       0.737            --
                                                                                2008   1.146       0.740       115,250
                                                                                2007   1.143       1.146       123,198
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.254       1.343            --
                                                                                2009   0.798       1.254        28,977
                                                                                2008   1.262       0.798        14,471
                                                                                2007   1.217       1.262        31,380
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.743       0.711            --
                                                                                2008   1.257       0.743       199,365
                                                                                2007   1.217       1.257       282,159
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.652       0.685            --
                                                                                2008   1.301       0.652        43,672
                                                                                2007   1.233       1.301       202,289
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.139       1.040            --
                                                                                2008   2.114       1.139        29,087
                                                                                2007   1.901       2.114        84,997
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.754       0.776            --
                                                                                2008   1.245       0.754        51,378
                                                                                2007   1.173       1.245        53,877
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.166       1.376            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.966       0.921            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.589       0.966       180,059
                                                                              2007   1.743       1.589       158,177
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.073       1.134            --
                                                                              2008   1.237       1.073       156,467
                                                                              2007   1.187       1.237       117,535
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.425       1.424            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.534       2.493            --
                                                                              2013   2.638       2.534        34,135
                                                                              2012   2.405       2.638        33,985
                                                                              2011   3.206       2.405        34,286
                                                                              2010   2.823       3.206        38,813
                                                                              2009   1.652       2.823        47,958
                                                                              2008   4.034       1.652        48,134
                                                                              2007   2.884       4.034        58,009
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.978       2.020            --
                                                                              2013   1.563       1.978        29,934
                                                                              2012   1.447       1.563        52,081
                                                                              2011   1.393       1.447        59,172
                                                                              2010   1.190       1.393        59,089
                                                                              2009   1.064       1.190        59,703
                                                                              2008   1.558       1.064        38,810
                                                                              2007   1.578       1.558        59,449
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.399       1.415            --
                                                                              2013   1.194       1.399       547,893
                                                                              2012   1.087       1.194       630,950
                                                                              2011   1.144       1.087       651,752
                                                                              2010   1.015       1.144       654,301
                                                                              2009   0.779       1.015       804,301
                                                                              2008   1.222       0.779       770,847
                                                                              2007   1.176       1.222       856,805
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.390       1.407            --
                                                                              2013   1.217       1.390     1,433,982
                                                                              2012   1.111       1.217     1,367,337
                                                                              2011   1.155       1.111     1,593,132
                                                                              2010   1.032       1.155     1,815,354
                                                                              2009   0.800       1.032     2,037,841
                                                                              2008   1.182       0.800     2,021,598
                                                                              2007   1.139       1.182     2,233,778
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.188       2.498        10,802
                                                                              2015   2.379       2.188        11,396
                                                                              2014   2.110       2.379        14,564
                                                                              2013   1.618       2.110        17,939
                                                                              2012   1.487       1.618        25,950
                                                                              2011   1.608       1.487        27,400
                                                                              2010   1.389       1.608        32,235
                                                                              2009   1.129       1.389        27,328
                                                                              2008   1.735       1.129        76,568
                                                                              2007   1.677       1.735        43,555
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.089       3.210        17,226
                                                                              2015   3.009       3.089        21,558
                                                                              2014   2.346       3.009        20,560
                                                                              2013   2.353       2.346        23,963
                                                                              2012   2.064       2.353        21,666
                                                                              2011   1.914       2.064        27,884
                                                                              2010   1.516       1.914        29,613
                                                                              2009   1.174       1.516        27,792
                                                                              2008   1.938       1.174        42,970
                                                                              2007   2.440       1.938        58,093

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.414       1.506            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.700       1.678            --
                                                                                   2007   1.586       1.700       164,740
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   2.102       2.394       265,878
                                                                                   2015   2.224       2.102       301,245
                                                                                   2014   2.085       2.224       319,251
                                                                                   2013   1.638       2.085       423,811
                                                                                   2012   1.491       1.638       553,736
                                                                                   2011   1.434       1.491       718,598
                                                                                   2010   1.211       1.434       756,580
                                                                                   2009   1.052       1.211       824,397
                                                                                   2008   1.471       1.052       978,618
                                                                                   2007   1.541       1.471     1,070,892
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.406       2.459       141,591
                                                                                   2015   2.519       2.406       189,832
                                                                                   2014   2.389       2.519       185,574
                                                                                   2013   1.762       2.389       225,615
                                                                                   2012   1.620       1.762       272,336
                                                                                   2011   1.735       1.620       284,890
                                                                                   2010   1.386       1.735       376,756
                                                                                   2009   0.984       1.386       416,354
                                                                                   2008   1.743       0.984       316,065
                                                                                   2007   1.598       1.743       349,576
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.861       1.957       307,906
                                                                                   2015   2.028       1.861       309,725
                                                                                   2014   2.326       2.028       487,286
                                                                                   2013   1.928       2.326       519,935
                                                                                   2012   1.662       1.928       561,321
                                                                                   2011   1.895       1.662       743,191
                                                                                   2010   1.782       1.895       771,223
                                                                                   2009   1.325       1.782       611,549
                                                                                   2008   2.266       1.325       683,896
                                                                                   2007   2.000       2.266       750,294
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.763       2.736       116,841
                                                                                   2015   2.872       2.763       116,252
                                                                                   2014   2.437       2.872       117,316
                                                                                   2013   1.686       2.437       138,177
                                                                                   2012   1.450       1.686       167,592
                                                                                   2011   1.447       1.450       290,200
                                                                                   2010   1.183       1.447       318,358
                                                                                   2009   0.898       1.183       567,575
                                                                                   2008   1.540       0.898       568,326
                                                                                   2007   1.603       1.540       638,874
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.986       1.995            --
                                                                                   2013   1.532       1.986        24,248
                                                                                   2012   1.358       1.532        24,566
                                                                                   2011   1.475       1.358        37,918
                                                                                   2010   1.289       1.475        24,528
                                                                                   2009   1.016       1.289        77,694
                                                                                   2008   1.633       1.016        84,840
                                                                                   2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.736       1.955        52,358
                                                                                   2015   1.852       1.736        68,159
                                                                                   2014   1.663       1.852        58,682
                                                                                   2013   1.348       1.663        82,284
                                                                                   2012   1.205       1.348       114,878
                                                                                   2011   1.140       1.205       119,021
                                                                                   2010   1.036       1.140        98,536
                                                                                   2009   0.861       1.036       106,270
                                                                                   2008   1.350       0.861       140,490
                                                                                   2007   1.348       1.350       167,355
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.196       1.252            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.317       1.353            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.564       1.617            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.842       2.059       217,832
                                                                               2015   1.956       1.842       301,447
                                                                               2014   1.930       1.956       299,532
                                                                               2013   1.799       1.930       441,221
                                                                               2012   1.573       1.799       651,101
                                                                               2011   1.567       1.573       682,473
                                                                               2010   1.486       1.567     1,050,209
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   2.115       2.434       285,226
                                                                               2015   2.292       2.115       358,504
                                                                               2014   2.160       2.292       359,674
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   2.019       2.209       188,639
                                                                               2015   2.388       2.019       220,797
                                                                               2014   2.518       2.388       218,248
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.870       0.826            --
                                                                               2008   1.549       0.870       293,601
                                                                               2007   1.487       1.549       319,553
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.886       1.835        76,002
                                                                               2015   1.957       1.886       141,165
                                                                               2014   2.144       1.957       148,167
                                                                               2013   1.832       2.144       222,708
                                                                               2012   1.600       1.832       241,788
                                                                               2011   1.826       1.600       282,332
                                                                               2010   1.671       1.826       283,229
                                                                               2009   1.294       1.671       291,236
                                                                               2008   2.289       1.294       351,642
                                                                               2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.050       1.136            --
                                                                               2012   1.016       1.050       401,086
                                                                               2011   1.093       1.016       442,557
                                                                               2010   0.907       1.093       705,602
                                                                               2009   0.676       0.907       708,664
                                                                               2008   1.072       0.676       773,187
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.876       0.984            --
                                                                               2011   0.905       0.876       385,994
                                                                               2010   0.843       0.905       409,823
                                                                               2009   0.598       0.843       417,458
                                                                               2008   1.128       0.598       480,193
                                                                               2007   1.006       1.128       486,031
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.357       1.334       156,548
                                                                               2015   1.330       1.357       160,467
                                                                               2014   1.328       1.330       170,194
                                                                               2013   1.064       1.328       193,455
                                                                               2012   0.895       1.064       205,348
                                                                               2011   0.996       0.895       298,125
                                                                               2010   0.876       0.996       389,922
                                                                               2009   0.639       0.876       444,525
                                                                               2008   1.095       0.639       460,256
                                                                               2007   1.050       1.095       540,380
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.496       1.506       610,483
                                                                               2015   1.525       1.496       775,966
                                                                               2014   1.491       1.525       805,397
                                                                               2013   1.550       1.491       985,812
                                                                               2012   1.446       1.550     1,255,619
                                                                               2011   1.455       1.446     1,493,523
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   2.024       2.033            --
                                                                               2015   2.068       2.024       314,814
                                                                               2014   1.900       2.068       316,575
                                                                               2013   1.459       1.900       430,051
                                                                               2012   1.347       1.459       449,552
                                                                               2011   1.535       1.347       508,263
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.562       1.598            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.615       1.562       727,463
                                                                                 2014   1.576       1.615       757,168
                                                                                 2013   1.584       1.576       984,336
                                                                                 2012   1.449       1.584     1,047,284
                                                                                 2011   1.427       1.449     1,145,450
                                                                                 2010   1.298       1.427     1,149,453
                                                                                 2009   1.064       1.298     1,372,955
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.060       2.345            --
                                                                                 2015   2.175       2.060         1,907
                                                                                 2014   1.998       2.175         1,911
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.826       1.791        96,977
                                                                                 2015   1.754       1.826       110,599
                                                                                 2014   1.644       1.754       115,454
                                                                                 2013   1.250       1.644       157,112
                                                                                 2012   1.116       1.250       172,166
                                                                                 2011   1.251       1.116       225,571
                                                                                 2010   1.066       1.251       300,125
                                                                                 2009   0.849       1.066       375,109
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.934       0.919       575,642
                                                                                 2015   0.951       0.934       651,702
                                                                                 2014   0.970       0.951       682,303
                                                                                 2013   0.988       0.970       915,161
                                                                                 2012   1.007       0.988     1,028,030
                                                                                 2011   1.027       1.007     1,353,079
                                                                                 2010   1.046       1.027     1,614,808
                                                                                 2009   1.062       1.046     2,112,368
                                                                                 2008   1.052       1.062     2,195,577
                                                                                 2007   1.021       1.052     2,971,678
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.460       1.431       349,850
                                                                                 2015   1.346       1.460       448,568
                                                                                 2014   1.262       1.346       497,784
                                                                                 2013   0.941       1.262       275,015
                                                                                 2012   0.980       0.941       358,234
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.993       2.022       505,392
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.292       1.358     1,920,119
                                                                                 2015   1.334       1.292     2,010,427
                                                                                 2014   1.292       1.334     2,022,934
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.269       1.347     1,636,714
                                                                                 2015   1.316       1.269     1,646,410
                                                                                 2014   1.267       1.316     1,963,365
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.378       1.473        80,437
                                                                                 2015   1.410       1.378        89,272
                                                                                 2014   1.327       1.410        98,130
                                                                                 2013   1.139       1.327       188,482
                                                                                 2012   1.043       1.139       210,762
                                                                                 2011   1.041       1.043       283,598
                                                                                 2010   0.966       1.041       395,524
                                                                                 2009   0.832       0.966       471,387
                                                                                 2008   1.092       0.832       325,782
                                                                                 2007   1.113       1.092       379,953
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.248       1.397       239,054
                                                                                 2015   1.277       1.248       363,312
                                                                                 2014   1.176       1.277       352,620
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.372       1.594       167,525
                                                                                 2015   1.393       1.372       204,691
                                                                                 2014   1.424       1.393       217,273
                                                                                 2013   1.144       1.424       369,840
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.015       1.050            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.305       1.333            --
                                                                                 2010   1.221       1.305     1,053,803
                                                                                 2009   1.061       1.221     1,187,568
                                                                                 2008   1.091       1.061     1,576,090
                                                                                 2007   1.079       1.091     1,565,840

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.355       1.349            --
                                                                                2013   1.074       1.355       363,544
                                                                                2012   0.990       1.074       466,107
                                                                                2011   1.047       0.990       501,939
                                                                                2010   0.977       1.047       522,259
                                                                                2009   0.860       0.977       679,881
                                                                                2008   1.299       0.860       664,992
                                                                                2007   1.245       1.299       733,448
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.243       1.364            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.440       1.538            --
                                                                                2010   1.268       1.440       604,327
                                                                                2009   1.035       1.268       710,132
                                                                                2008   1.606       1.035       853,371
                                                                                2007   1.563       1.606     1,097,326
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.737       0.734            --
                                                                                2008   1.143       0.737       336,847
                                                                                2007   1.141       1.143       551,469
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.323       1.417            --
                                                                                2009   0.843       1.323       728,296
                                                                                2008   1.335       0.843       575,298
                                                                                2007   1.288       1.335       891,816
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.741       0.708            --
                                                                                2008   1.254       0.741        49,681
                                                                                2007   1.215       1.254       206,426
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.686       0.721            --
                                                                                2008   1.371       0.686       188,327
                                                                                2007   1.301       1.371       135,467
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.216       1.110            --
                                                                                2008   2.258       1.216       168,499
                                                                                2007   2.033       2.258       198,016
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.751       0.772            --
                                                                                2008   1.241       0.751       429,533
                                                                                2007   1.170       1.241       454,023
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.163       1.371            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.073       1.023            --
                                                                                2008   1.768       1.073       262,734
                                                                                2007   1.941       1.768       471,484
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.109       1.172            --
                                                                                2008   1.280       1.109       951,420
                                                                                2007   1.229       1.280     1,028,154
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.507       1.504            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.748       2.703            --
                                                                                2013   2.863       2.748       191,675
                                                                                2012   2.614       2.863       198,739
                                                                                2011   3.488       2.614       191,269
                                                                                2010   3.075       3.488       243,922
                                                                                2009   1.801       3.075       267,340
                                                                                2008   4.402       1.801       345,283
                                                                                2007   3.149       4.402       438,934
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.114       2.158            --
                                                                                2013   1.672       2.114       375,348
                                                                                2012   1.550       1.672       469,710
                                                                                2011   1.494       1.550       660,307
                                                                                2010   1.277       1.494       700,827
                                                                                2009   1.143       1.277       742,961
                                                                                2008   1.675       1.143       893,558
                                                                                2007   1.698       1.675       971,957
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.386       1.402            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.185       1.386     1,497,849
                                                                              2012   1.079       1.185     1,564,586
                                                                              2011   1.137       1.079     1,690,790
                                                                              2010   1.010       1.137     2,305,243
                                                                              2009   0.776       1.010     2,370,228
                                                                              2008   1.218       0.776     2,468,934
                                                                              2007   1.174       1.218     2,094,299
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.378       1.394            --
                                                                              2013   1.208       1.378     1,256,519
                                                                              2012   1.103       1.208     1,601,034
                                                                              2011   1.149       1.103     2,259,111
                                                                              2010   1.028       1.149     2,211,343
                                                                              2009   0.797       1.028     2,250,870
                                                                              2008   1.179       0.797     2,664,654
                                                                              2007   1.137       1.179     2,421,606
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.374       2.707       105,923
                                                                              2015   2.584       2.374       144,347
                                                                              2014   2.294       2.584       166,292
                                                                              2013   1.761       2.294       196,829
                                                                              2012   1.620       1.761       222,836
                                                                              2011   1.753       1.620       273,080
                                                                              2010   1.516       1.753       327,642
                                                                              2009   1.233       1.516       349,051
                                                                              2008   1.897       1.233       471,036
                                                                              2007   1.836       1.897       726,840
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.165       3.286        72,198
                                                                              2015   3.086       3.165       115,749
                                                                              2014   2.409       3.086       121,666
                                                                              2013   2.418       2.409       155,811
                                                                              2012   2.123       2.418       203,467
                                                                              2011   1.972       2.123       226,686
                                                                              2010   1.563       1.972       239,153
                                                                              2009   1.211       1.563       239,532
                                                                              2008   2.002       1.211       312,925
                                                                              2007   2.523       2.002       370,138





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.411       1.502            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.696       1.674            --
                                                                             2007   1.583       1.696       516,627
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   2.089       2.377     1,244,459
                                                                             2015   2.211       2.089     1,531,969
                                                                             2014   2.073       2.211     1,754,270
                                                                             2013   1.630       2.073     2,165,360
                                                                             2012   1.485       1.630     1,367,990
                                                                             2011   1.428       1.485     1,685,048
                                                                             2010   1.207       1.428     2,002,862
                                                                             2009   1.049       1.207     2,180,341
                                                                             2008   1.467       1.049     2,524,197
                                                                             2007   1.538       1.467     3,244,636
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   2.390       2.442       292,900

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.504       2.390       322,755
                                                                                   2014   2.376       2.504       636,861
                                                                                   2013   1.753       2.376       786,674
                                                                                   2012   1.613       1.753       950,102
                                                                                   2011   1.728       1.613     1,162,653
                                                                                   2010   1.381       1.728     1,281,787
                                                                                   2009   0.981       1.381     1,537,321
                                                                                   2008   1.739       0.981     1,275,524
                                                                                   2007   1.594       1.739     1,477,143
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.849       1.943       589,479
                                                                                   2015   2.016       1.849       696,679
                                                                                   2014   2.314       2.016       902,360
                                                                                   2013   1.918       2.314     1,334,077
                                                                                   2012   1.655       1.918     1,686,139
                                                                                   2011   1.888       1.655     1,916,960
                                                                                   2010   1.776       1.888     2,137,164
                                                                                   2009   1.321       1.776     2,311,954
                                                                                   2008   2.260       1.321     2,701,843
                                                                                   2007   1.996       2.260     3,144,559
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.745       2.718       280,438
                                                                                   2015   2.855       2.745       341,929
                                                                                   2014   2.424       2.855       586,529
                                                                                   2013   1.677       2.424       721,027
                                                                                   2012   1.444       1.677       985,317
                                                                                   2011   1.441       1.444     1,194,931
                                                                                   2010   1.178       1.441     1,358,390
                                                                                   2009   0.895       1.178     1,432,095
                                                                                   2008   1.537       0.895     1,571,031
                                                                                   2007   1.599       1.537     1,821,312
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.976       1.984            --
                                                                                   2013   1.524       1.976       673,522
                                                                                   2012   1.352       1.524       901,294
                                                                                   2011   1.470       1.352     1,190,370
                                                                                   2010   1.285       1.470     1,288,932
                                                                                   2009   1.013       1.285     1,386,700
                                                                                   2008   1.629       1.013     1,575,642
                                                                                   2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.725       1.942       185,905
                                                                                   2015   1.841       1.725       209,881
                                                                                   2014   1.654       1.841       221,473
                                                                                   2013   1.342       1.654       371,280
                                                                                   2012   1.200       1.342       468,141
                                                                                   2011   1.136       1.200       416,216
                                                                                   2010   1.033       1.136       443,997
                                                                                   2009   0.859       1.033       474,248
                                                                                   2008   1.346       0.859       730,036
                                                                                   2007   1.345       1.346       736,320
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.194       1.250            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.315       1.351            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.561       1.614            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.830       2.045       973,361
                                                                                   2015   1.945       1.830     1,224,667
                                                                                   2014   1.920       1.945     1,577,874
                                                                                   2013   1.790       1.920     2,014,223
                                                                                   2012   1.567       1.790     2,609,942
                                                                                   2011   1.561       1.567     2,728,963
                                                                                   2010   1.481       1.561     3,271,656
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.101       2.417       969,272
                                                                                   2015   2.279       2.101     1,321,545
                                                                                   2014   2.148       2.279     1,547,788
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   2.006       2.194     1,266,849
                                                                                   2015   2.374       2.006     1,454,803
                                                                                   2014   2.504       2.374     1,783,307

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.868       0.824             --
                                                                               2008   1.545       0.868      1,573,174
                                                                               2007   1.484       1.545      1,606,366
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.874       1.822        565,476
                                                                               2015   1.946       1.874        624,864
                                                                               2014   2.132       1.946        878,317
                                                                               2013   1.823       2.132      1,172,017
                                                                               2012   1.593       1.823      1,453,642
                                                                               2011   1.819       1.593      1,712,926
                                                                               2010   1.665       1.819      1,992,980
                                                                               2009   1.291       1.665      2,268,150
                                                                               2008   2.283       1.291      2,530,223
                                                                               2007   2.179       2.283        453,602
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.046       1.132             --
                                                                               2012   1.013       1.046      1,510,570
                                                                               2011   1.090       1.013      1,694,566
                                                                               2010   0.905       1.090      1,901,482
                                                                               2009   0.675       0.905      1,947,311
                                                                               2008   1.071       0.675      2,449,277
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.874       0.981             --
                                                                               2011   0.903       0.874      1,363,527
                                                                               2010   0.842       0.903      1,957,938
                                                                               2009   0.597       0.842      2,213,566
                                                                               2008   1.127       0.597      2,130,410
                                                                               2007   1.006       1.127      1,908,606
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.350       1.327        557,917
                                                                               2015   1.325       1.350        621,283
                                                                               2014   1.322       1.325        811,445
                                                                               2013   1.061       1.322      1,108,640
                                                                               2012   0.893       1.061      1,317,995
                                                                               2011   0.994       0.893      1,664,735
                                                                               2010   0.874       0.994      2,059,785
                                                                               2009   0.638       0.874      2,448,440
                                                                               2008   1.094       0.638      2,729,469
                                                                               2007   1.049       1.094      3,340,173
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.486       1.496      3,697,500
                                                                               2015   1.516       1.486      4,559,927
                                                                               2014   1.483       1.516      5,625,263
                                                                               2013   1.542       1.483      7,745,514
                                                                               2012   1.439       1.542      9,914,970
                                                                               2011   1.449       1.439     11,964,581
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   2.011       2.020          1,025
                                                                               2015   2.056       2.011        667,475
                                                                               2014   1.890       2.056        805,240
                                                                               2013   1.452       1.890      1,298,910
                                                                               2012   1.341       1.452      1,799,442
                                                                               2011   1.528       1.341      2,394,654
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.552       1.587             --
                                                                               2015   1.606       1.552      1,690,864
                                                                               2014   1.568       1.606      2,469,992
                                                                               2013   1.576       1.568      3,060,570
                                                                               2012   1.442       1.576      7,802,658
                                                                               2011   1.422       1.442      8,390,112
                                                                               2010   1.294       1.422      9,699,285
                                                                               2009   1.060       1.294      6,183,121
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   2.046       2.329        397,974
                                                                               2015   2.162       2.046        446,811
                                                                               2014   1.986       2.162        521,291
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.815       1.778        356,989
                                                                               2015   1.744       1.815        382,642
                                                                               2014   1.635       1.744        530,630
                                                                               2013   1.244       1.635        671,869
                                                                               2012   1.111       1.244        954,677
                                                                               2011   1.246       1.111      1,124,054
                                                                               2010   1.062       1.246      1,198,533
                                                                               2009   0.847       1.062      1,405,135

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.928       0.913      4,434,629
                                                                                 2015   0.946       0.928      4,522,833
                                                                                 2014   0.964       0.946      5,646,164
                                                                                 2013   0.983       0.964      8,587,314
                                                                                 2012   1.003       0.983     10,420,766
                                                                                 2011   1.023       1.003     11,956,896
                                                                                 2010   1.043       1.023     13,426,853
                                                                                 2009   1.059       1.043     14,243,930
                                                                                 2008   1.050       1.059     18,801,252
                                                                                 2007   1.019       1.050     12,184,273
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.453       1.423      1,595,466
                                                                                 2015   1.341       1.453      1,843,449
                                                                                 2014   1.257       1.341      2,365,180
                                                                                 2013   0.937       1.257        755,197
                                                                                 2012   0.980       0.937      1,068,502
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.980       2.008        924,755
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.286       1.351      2,486,570
                                                                                 2015   1.328       1.286      3,612,003
                                                                                 2014   1.287       1.328      5,977,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.263       1.339      1,556,661
                                                                                 2015   1.310       1.263      1,871,870
                                                                                 2014   1.262       1.310      3,734,612
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.372       1.465        443,239
                                                                                 2015   1.404       1.372        479,255
                                                                                 2014   1.321       1.404        547,902
                                                                                 2013   1.135       1.321        733,193
                                                                                 2012   1.040       1.135        873,486
                                                                                 2011   1.038       1.040        924,971
                                                                                 2010   0.964       1.038      1,546,348
                                                                                 2009   0.831       0.964      1,644,787
                                                                                 2008   1.091       0.831      1,612,912
                                                                                 2007   1.113       1.091      1,570,181
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.246       1.395        235,203
                                                                                 2015   1.276       1.246        309,472
                                                                                 2014   1.175       1.276        872,340
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.365       1.585        530,610
                                                                                 2015   1.386       1.365        657,025
                                                                                 2014   1.418       1.386        976,752
                                                                                 2013   1.140       1.418      1,172,123
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.013       1.048             --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.303       1.330             --
                                                                                 2010   1.220       1.303      3,289,317
                                                                                 2009   1.060       1.220      3,142,616
                                                                                 2008   1.091       1.060      3,900,533
                                                                                 2007   1.079       1.091      3,647,522
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.349       1.342             --
                                                                                 2013   1.069       1.349        775,817
                                                                                 2012   0.986       1.069        915,418
                                                                                 2011   1.044       0.986      1,046,935
                                                                                 2010   0.974       1.044      1,138,423
                                                                                 2009   0.858       0.974      1,187,053
                                                                                 2008   1.297       0.858      1,181,606
                                                                                 2007   1.244       1.297      1,223,178
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.242       1.363             --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.434       1.532             --
                                                                                 2010   1.264       1.434      2,992,877
                                                                                 2009   1.031       1.264      3,333,577
                                                                                 2008   1.603       1.031      3,827,404
                                                                                 2007   1.560       1.603      4,356,910
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.735       0.733             --
                                                                                 2008   1.141       0.735        240,180
                                                                                 2007   1.140       1.141        260,950
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.319       1.412             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.840       1.319     7,062,089
                                                                                2008   1.332       0.840     7,511,390
                                                                                2007   1.286       1.332     3,514,493
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.739       0.706            --
                                                                                2008   1.252       0.739       404,216
                                                                                2007   1.214       1.252       456,258
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.684       0.719            --
                                                                                2008   1.368       0.684       651,858
                                                                                2007   1.299       1.368       731,570
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.212       1.106            --
                                                                                2008   2.253       1.212       552,689
                                                                                2007   2.029       2.253       800,132
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.749       0.770            --
                                                                                2008   1.238       0.749     1,202,205
                                                                                2007   1.168       1.238     1,342,029
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.161       1.368            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.070       1.020            --
                                                                                2008   1.763       1.070       966,291
                                                                                2007   1.938       1.763     1,117,607
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.106       1.168            --
                                                                                2008   1.277       1.106     4,536,704
                                                                                2007   1.227       1.277     4,848,067
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.504       1.500            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.733       2.688           126
                                                                                2013   2.849       2.733       479,658
                                                                                2012   2.602       2.849       578,060
                                                                                2011   3.474       2.602       652,124
                                                                                2010   3.064       3.474       841,582
                                                                                2009   1.795       3.064       986,020
                                                                                2008   4.391       1.795       867,488
                                                                                2007   3.143       4.391     1,101,635
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.103       2.146            --
                                                                                2013   1.664       2.103       682,862
                                                                                2012   1.543       1.664     1,123,160
                                                                                2011   1.488       1.543     1,412,201
                                                                                2010   1.272       1.488     1,631,634
                                                                                2009   1.139       1.272     1,781,568
                                                                                2008   1.671       1.139     2,018,222
                                                                                2007   1.695       1.671     2,493,912
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.380       1.395            --
                                                                                2013   1.180       1.380     1,344,754
                                                                                2012   1.076       1.180     1,614,915
                                                                                2011   1.134       1.076     1,647,681
                                                                                2010   1.008       1.134     1,905,892
                                                                                2009   0.774       1.008     2,164,920
                                                                                2008   1.217       0.774     1,868,392
                                                                                2007   1.173       1.217     4,845,071
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.372       1.388            --
                                                                                2013   1.203       1.372     3,336,768
                                                                                2012   1.100       1.203     4,077,886
                                                                                2011   1.145       1.100     4,476,623
                                                                                2010   1.025       1.145     4,423,472
                                                                                2009   0.795       1.025     5,477,304
                                                                                2008   1.177       0.795     4,200,524
                                                                                2007   1.136       1.177     6,554,339
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2016   2.359       2.689       307,513

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   2.569       2.359       361,977
                                                                     2014   2.281       2.569       499,843
                                                                     2013   1.752       2.281       707,985
                                                                     2012   1.613       1.752     1,036,482
                                                                     2011   1.746       1.613     1,149,552
                                                                     2010   1.510       1.746     1,276,191
                                                                     2009   1.230       1.510     1,415,860
                                                                     2008   1.893       1.230     1,634,447
                                                                     2007   1.832       1.893     1,999,819
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   3.145       3.264       228,860
                                                                     2015   3.068       3.145       277,797
                                                                     2014   2.396       3.068       358,632
                                                                     2013   2.406       2.396       444,907
                                                                     2012   2.114       2.406       562,826
                                                                     2011   1.964       2.114       868,741
                                                                     2010   1.558       1.964       994,346
                                                                     2009   1.208       1.558     1,105,654
                                                                     2008   1.997       1.208     1,143,449
                                                                     2007   2.518       1.997     1,374,436





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.328       1.413            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.536       1.516            --
                                                                                   2007   1.434       1.536            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.970       2.241            --
                                                                                   2015   2.086       1.970            --
                                                                                   2014   1.958       2.086            --
                                                                                   2013   1.540       1.958            --
                                                                                   2012   1.403       1.540            --
                                                                                   2011   1.351       1.403            --
                                                                                   2010   1.142       1.351            --
                                                                                   2009   0.993       1.142            --
                                                                                   2008   1.390       0.993            --
                                                                                   2007   1.457       1.390       123,477
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.182       2.228            --
                                                                                   2015   2.287       2.182            --
                                                                                   2014   2.171       2.287            --
                                                                                   2013   1.603       2.171            --
                                                                                   2012   1.475       1.603            --
                                                                                   2011   1.582       1.475            --
                                                                                   2010   1.264       1.582            --
                                                                                   2009   0.898       1.264            --
                                                                                   2008   1.594       0.898            --
                                                                                   2007   1.462       1.594            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.675       1.760            --
                                                                                   2015   1.828       1.675            --
                                                                                   2014   2.098       1.828            --
                                                                                   2013   1.741       2.098            --
                                                                                   2012   1.502       1.741            --
                                                                                   2011   1.715       1.502            --
                                                                                   2010   1.614       1.715            --
                                                                                   2009   1.201       1.614         8,040
                                                                                   2008   2.056       1.201         8,045
                                                                                   2007   1.817       2.056        59,802
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.503       2.476            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.604       2.503            --
                                                                                   2014   2.213       2.604            --
                                                                                   2013   1.532       2.213            --
                                                                                   2012   1.319       1.532            --
                                                                                   2011   1.317       1.319            --
                                                                                   2010   1.078       1.317            --
                                                                                   2009   0.819       1.078            --
                                                                                   2008   1.407       0.819            --
                                                                                   2007   1.465       1.407        60,868
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.780       1.787            --
                                                                                   2013   1.374       1.780            --
                                                                                   2012   1.219       1.374            --
                                                                                   2011   1.326       1.219            --
                                                                                   2010   1.160       1.326            --
                                                                                   2009   0.915       1.160            --
                                                                                   2008   1.472       0.915            --
                                                                                   2007   1.541       1.472            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.625       1.828            --
                                                                                   2015   1.734       1.625            --
                                                                                   2014   1.559       1.734            --
                                                                                   2013   1.266       1.559            --
                                                                                   2012   1.132       1.266            --
                                                                                   2011   1.072       1.132            --
                                                                                   2010   0.976       1.072            --
                                                                                   2009   0.812       0.976            --
                                                                                   2008   1.273       0.812            --
                                                                                   2007   1.272       1.273            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.193       1.249            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.244       1.278            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.430       1.478            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.819       2.032            --
                                                                                   2015   1.933       1.819            --
                                                                                   2014   1.910       1.933            --
                                                                                   2013   1.782       1.910            --
                                                                                   2012   1.560       1.782            --
                                                                                   2011   1.555       1.560            --
                                                                                   2010   1.475       1.555         1,970
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.890       2.173            --
                                                                                   2015   2.051       1.890            --
                                                                                   2014   1.933       2.051        96,889
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.796       1.963            --
                                                                                   2015   2.127       1.796            --
                                                                                   2014   2.244       2.127            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.816       0.774            --
                                                                                   2008   1.453       0.816            --
                                                                                   2007   1.396       1.453       130,619
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2016   1.707       1.658            --
                                                                                   2015   1.773       1.707            --
                                                                                   2014   1.944       1.773            --
                                                                                   2013   1.663       1.944            --
                                                                                   2012   1.454       1.663            --
                                                                                   2011   1.661       1.454            --
                                                                                   2010   1.521       1.661            --
                                                                                   2009   1.179       1.521            --
                                                                                   2008   2.088       1.179            --
                                                                                   2007   1.993       2.088            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.042       1.127            --
                                                                                   2012   1.010       1.042            --
                                                                                   2011   1.087       1.010            --
                                                                                   2010   0.903       1.087            --
                                                                                   2009   0.674       0.903            --
                                                                                   2008   1.069       0.674            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).............. 2012   0.871       0.978           --
                                                                                 2011   0.901       0.871           --
                                                                                 2010   0.840       0.901           --
                                                                                 2009   0.597       0.840       28,859
                                                                                 2008   1.126       0.597       28,877
                                                                                 2007   1.005       1.126       28,892
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.344       1.320           --
                                                                                 2015   1.319       1.344           --
                                                                                 2014   1.317       1.319           --
                                                                                 2013   1.057       1.317       26,586
                                                                                 2012   0.890       1.057       26,586
                                                                                 2011   0.992       0.890       26,586
                                                                                 2010   0.873       0.992       26,586
                                                                                 2009   0.637       0.873       26,597
                                                                                 2008   1.093       0.637       26,609
                                                                                 2007   1.049       1.093       30,070
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.443       1.451           --
                                                                                 2015   1.472       1.443           --
                                                                                 2014   1.441       1.472           --
                                                                                 2013   1.499       1.441           --
                                                                                 2012   1.400       1.499           --
                                                                                 2011   1.410       1.400           --
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   1.871       1.879           --
                                                                                 2015   1.914       1.871           --
                                                                                 2014   1.760       1.914           --
                                                                                 2013   1.353       1.760       36,331
                                                                                 2012   1.251       1.353       36,331
                                                                                 2011   1.426       1.251       36,331
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.542       1.577           --
                                                                                 2015   1.596       1.542       11,143
                                                                                 2014   1.559       1.596       11,148
                                                                                 2013   1.569       1.559       11,153
                                                                                 2012   1.436       1.569       11,158
                                                                                 2011   1.416       1.436       11,165
                                                                                 2010   1.289       1.416       11,172
                                                                                 2009   1.057       1.289       11,179
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.842       2.096           --
                                                                                 2015   1.947       1.842           --
                                                                                 2014   1.790       1.947           --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.699       1.665           --
                                                                                 2015   1.634       1.699           --
                                                                                 2014   1.533       1.634           --
                                                                                 2013   1.167       1.533           --
                                                                                 2012   1.043       1.167           --
                                                                                 2011   1.170       1.043           --
                                                                                 2010   0.998       1.170           --
                                                                                 2009   0.795       0.998           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.924       0.908           --
                                                                                 2015   0.942       0.924           --
                                                                                 2014   0.961       0.942           --
                                                                                 2013   0.981       0.961           --
                                                                                 2012   1.000       0.981           --
                                                                                 2011   1.021       1.000           --
                                                                                 2010   1.041       1.021       13,623
                                                                                 2009   1.058       1.041       13,630
                                                                                 2008   1.049       1.058           --
                                                                                 2007   1.019       1.049           --
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.446       1.416        7,905
                                                                                 2015   1.335       1.446        7,908
                                                                                 2014   1.252       1.335        7,912
                                                                                 2013   0.934       1.252           --
                                                                                 2012   0.970       0.934           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.967       1.994           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.280       1.344           --
                                                                                 2015   1.323       1.280           --
                                                                                 2014   1.282       1.323           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2016   1.257       1.332            --
                                                                                2015   1.304       1.257            --
                                                                                2014   1.257       1.304            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2016   1.365       1.457        13,066
                                                                                2015   1.398       1.365        13,071
                                                                                2014   1.316       1.398        13,077
                                                                                2013   1.131       1.316        13,083
                                                                                2012   1.037       1.131        13,090
                                                                                2011   1.036       1.037        13,097
                                                                                2010   0.962       1.036        13,105
                                                                                2009   0.830       0.962        13,114
                                                                                2008   1.090       0.830        13,124
                                                                                2007   1.112       1.090            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2016   1.245       1.392            --
                                                                                2015   1.274       1.245            --
                                                                                2014   1.175       1.274            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.358       1.576            --
                                                                                2015   1.380       1.358            --
                                                                                2014   1.412       1.380            --
                                                                                2013   1.135       1.412            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.001       1.036            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.301       1.328            --
                                                                                2010   1.219       1.301            --
                                                                                2009   1.060       1.219            --
                                                                                2008   1.091       1.060            --
                                                                                2007   1.079       1.091            --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.343       1.336            --
                                                                                2013   1.065       1.343            --
                                                                                2012   0.983       1.065            --
                                                                                2011   1.041       0.983            --
                                                                                2010   0.972       1.041         6,377
                                                                                2009   0.857       0.972         6,380
                                                                                2008   1.296       0.857         6,384
                                                                                2007   1.242       1.296            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.241       1.361            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.338       1.429            --
                                                                                2010   1.179       1.338        36,331
                                                                                2009   0.963       1.179        36,347
                                                                                2008   1.497       0.963        36,363
                                                                                2007   1.458       1.497        41,082
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.734       0.731            --
                                                                                2008   1.140       0.734         6,920
                                                                                2007   1.139       1.140         6,920
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.238       1.325            --
                                                                                2009   0.789       1.238         2,193
                                                                                2008   1.251       0.789         2,194
                                                                                2007   1.209       1.251         2,194
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.738       0.705            --
                                                                                2008   1.250       0.738        13,643
                                                                                2007   1.213       1.250         6,785
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.644       0.678            --
                                                                                2008   1.290       0.644        48,848
                                                                                2007   1.225       1.290        54,285
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.127       1.028            --
                                                                                2008   2.095       1.127            --
                                                                                2007   1.888       2.095            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.747       0.768            --
                                                                                2008   1.236       0.747            --
                                                                                2007   1.166       1.236       295,656
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.159       1.366            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.955       0.910            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.575       0.955        1,939
                                                                              2007   1.731       1.575           --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.061       1.121           --
                                                                              2008   1.226       1.061           --
                                                                              2007   1.179       1.226           --
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.415       1.411           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.481       2.439           --
                                                                              2013   2.588       2.481           --
                                                                              2012   2.365       2.588           --
                                                                              2011   3.158       2.365           --
                                                                              2010   2.787       3.158       11,761
                                                                              2009   1.634       2.787       11,766
                                                                              2008   3.998       1.634       11,772
                                                                              2007   2.863       3.998        7,264
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.937       1.976           --
                                                                              2013   1.534       1.937           --
                                                                              2012   1.423       1.534           --
                                                                              2011   1.372       1.423           --
                                                                              2010   1.174       1.372           --
                                                                              2009   1.052       1.174           --
                                                                              2008   1.544       1.052           --
                                                                              2007   1.567       1.544           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.374       1.389           --
                                                                              2013   1.176       1.374       32,365
                                                                              2012   1.072       1.176       32,365
                                                                              2011   1.131       1.072       32,365
                                                                              2010   1.005       1.131       60,795
                                                                              2009   0.773       1.005       85,186
                                                                              2008   1.215       0.773       52,837
                                                                              2007   1.172       1.215       24,392
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.366       1.382           --
                                                                              2013   1.199       1.366           --
                                                                              2012   1.096       1.199           --
                                                                              2011   1.142       1.096           --
                                                                              2010   1.023       1.142        2,481
                                                                              2009   0.794       1.023        2,483
                                                                              2008   1.176       0.794        2,484
                                                                              2007   1.135       1.176        2,484
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.134       2.431           --
                                                                              2015   2.325       2.134           --
                                                                              2014   2.066       2.325           --
                                                                              2013   1.588       2.066           --
                                                                              2012   1.462       1.588           --
                                                                              2011   1.584       1.462           --
                                                                              2010   1.370       1.584           --
                                                                              2009   1.116       1.370           --
                                                                              2008   1.719       1.116           --
                                                                              2007   1.665       1.719           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.012       3.125           --
                                                                              2015   2.940       3.012           --
                                                                              2014   2.298       2.940           --
                                                                              2013   2.308       2.298           --
                                                                              2012   2.029       2.308           --
                                                                              2011   1.886       2.029           --
                                                                              2010   1.497       1.886           --
                                                                              2009   1.161       1.497           --
                                                                              2008   1.921       1.161           --
                                                                              2007   2.423       1.921           --

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.168       1.243            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.305       1.288            --
                                                                                   2007   1.219       1.305       224,493
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.682       1.912       539,490
                                                                                   2015   1.781       1.682       733,280
                                                                                   2014   1.672       1.781       797,389
                                                                                   2013   1.316       1.672       836,827
                                                                                   2012   1.200       1.316       801,594
                                                                                   2011   1.156       1.200     1,269,002
                                                                                   2010   0.978       1.156     1,226,759
                                                                                   2009   0.850       0.978     1,398,277
                                                                                   2008   1.191       0.850     1,542,754
                                                                                   2007   1.249       1.191     1,513,769
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   1.765       1.802       265,049
                                                                                   2015   1.851       1.765       266,454
                                                                                   2014   1.758       1.851       327,815
                                                                                   2013   1.299       1.758       414,244
                                                                                   2012   1.196       1.299       494,219
                                                                                   2011   1.283       1.196       598,907
                                                                                   2010   1.026       1.283       774,324
                                                                                   2009   0.729       1.026       944,764
                                                                                   2008   1.295       0.729       687,059
                                                                                   2007   1.188       1.295       528,255
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.365       1.433       520,282
                                                                                   2015   1.490       1.365       658,128
                                                                                   2014   1.712       1.490       909,563
                                                                                   2013   1.421       1.712     1,274,261
                                                                                   2012   1.227       1.421     1,521,960
                                                                                   2011   1.401       1.227     1,699,662
                                                                                   2010   1.319       1.401     1,961,001
                                                                                   2009   0.982       1.319     2,165,533
                                                                                   2008   1.682       0.982     2,140,193
                                                                                   2007   1.487       1.682     2,156,235
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.142       2.118       426,685
                                                                                   2015   2.229       2.142       541,246
                                                                                   2014   1.895       2.229       649,229
                                                                                   2013   1.312       1.895       728,882
                                                                                   2012   1.131       1.312       892,506
                                                                                   2011   1.130       1.131     1,023,144
                                                                                   2010   0.925       1.130     1,314,696
                                                                                   2009   0.703       0.925     1,521,264
                                                                                   2008   1.208       0.703     1,748,688
                                                                                   2007   1.259       1.208     1,471,988
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.493       1.499            --
                                                                                   2013   1.153       1.493       179,409
                                                                                   2012   1.024       1.153       286,567
                                                                                   2011   1.114       1.024       337,799
                                                                                   2010   0.975       1.114       362,923
                                                                                   2009   0.769       0.975       382,158
                                                                                   2008   1.238       0.769       417,825
                                                                                   2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.522       1.712       138,728
                                                                                   2015   1.626       1.522       217,373
                                                                                   2014   1.462       1.626       235,636
                                                                                   2013   1.188       1.462       236,170
                                                                                   2012   1.063       1.188       220,534
                                                                                   2011   1.007       1.063       149,573
                                                                                   2010   0.917       1.007       148,230
                                                                                   2009   0.763       0.917       145,296
                                                                                   2008   1.198       0.763       149,675
                                                                                   2007   1.197       1.198        54,342
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.192       1.248            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.171       1.202            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.229       1.270            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.664       1.858       367,998
                                                                               2015   1.770       1.664       424,015
                                                                               2014   1.749       1.770       572,224
                                                                               2013   1.633       1.749       769,842
                                                                               2012   1.431       1.633       882,635
                                                                               2011   1.427       1.431     1,073,684
                                                                               2010   1.354       1.427     1,214,565
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   1.626       1.868       742,846
                                                                               2015   1.765       1.626       908,330
                                                                               2014   1.664       1.765     1,279,045
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   1.390       1.518       871,677
                                                                               2015   1.646       1.390     1,026,719
                                                                               2014   1.737       1.646     1,372,884
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.717       0.680            --
                                                                               2008   1.277       0.717       457,237
                                                                               2007   1.227       1.277       387,401
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.464       1.422       294,151
                                                                               2015   1.521       1.464       523,138
                                                                               2014   1.669       1.521       564,463
                                                                               2013   1.428       1.669       577,341
                                                                               2012   1.249       1.428       644,823
                                                                               2011   1.428       1.249       742,717
                                                                               2010   1.308       1.428       806,057
                                                                               2009   1.015       1.308       899,599
                                                                               2008   1.798       1.015       818,702
                                                                               2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.038       1.123            --
                                                                               2012   1.006       1.038       305,079
                                                                               2011   1.084       1.006       411,374
                                                                               2010   0.901       1.084       344,056
                                                                               2009   0.672       0.901       471,353
                                                                               2008   1.068       0.672       476,038
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.869       0.975            --
                                                                               2011   0.899       0.869       502,572
                                                                               2010   0.839       0.899       595,440
                                                                               2009   0.596       0.839       872,686
                                                                               2008   1.125       0.596       851,309
                                                                               2007   1.005       1.125       688,195
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.337       1.313       483,099
                                                                               2015   1.313       1.337       586,004
                                                                               2014   1.312       1.313       654,666
                                                                               2013   1.054       1.312       748,923
                                                                               2012   0.888       1.054       840,427
                                                                               2011   0.989       0.888       938,770
                                                                               2010   0.871       0.989     1,210,275
                                                                               2009   0.636       0.871     1,211,369
                                                                               2008   1.092       0.636     1,267,922
                                                                               2007   1.049       1.092     1,264,694
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.480       1.488     2,020,824
                                                                               2015   1.510       1.480     2,499,795
                                                                               2014   1.480       1.510     3,622,587
                                                                               2013   1.540       1.480     4,949,917
                                                                               2012   1.438       1.540     5,458,014
                                                                               2011   1.450       1.438     5,532,907
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.651       1.658            --
                                                                               2015   1.690       1.651       503,089
                                                                               2014   1.555       1.690       686,402
                                                                               2013   1.196       1.555       743,015
                                                                               2012   1.106       1.196       895,910
                                                                               2011   1.261       1.106       958,464
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.617       1.654            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.675       1.617      1,526,204
                                                                                 2014   1.637       1.675      1,682,222
                                                                                 2013   1.648       1.637      1,805,319
                                                                                 2012   1.509       1.648      2,036,889
                                                                                 2011   1.489       1.509      2,093,865
                                                                                 2010   1.356       1.489      2,287,368
                                                                                 2009   1.113       1.356      2,366,429
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.544       1.755         41,448
                                                                                 2015   1.633       1.544         55,085
                                                                                 2014   1.501       1.633        136,583
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.488       1.457        123,133
                                                                                 2015   1.431       1.488        159,573
                                                                                 2014   1.344       1.431        170,833
                                                                                 2013   1.023       1.344        182,060
                                                                                 2012   0.915       1.023        243,919
                                                                                 2011   1.027       0.915        266,147
                                                                                 2010   0.876       1.027        370,635
                                                                                 2009   0.699       0.876        454,397
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.930       0.914      3,053,455
                                                                                 2015   0.949       0.930      3,406,240
                                                                                 2014   0.969       0.949      4,193,264
                                                                                 2013   0.989       0.969      4,648,465
                                                                                 2012   1.010       0.989      4,464,575
                                                                                 2011   1.031       1.010      4,936,230
                                                                                 2010   1.052       1.031      4,377,837
                                                                                 2009   1.069       1.052      6,208,533
                                                                                 2008   1.061       1.069      6,064,712
                                                                                 2007   1.031       1.061      4,327,560
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.439       1.408        349,828
                                                                                 2015   1.329       1.439        472,161
                                                                                 2014   1.247       1.329        571,728
                                                                                 2013   0.931       1.247        363,322
                                                                                 2012   0.970       0.931        433,184
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.659       1.681        436,133
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.274       1.337      5,194,049
                                                                                 2015   1.317       1.274      6,827,759
                                                                                 2014   1.277       1.317     10,719,815
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.251       1.325      2,681,243
                                                                                 2015   1.299       1.251      3,529,432
                                                                                 2014   1.252       1.299      4,585,211
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.358       1.450        295,000
                                                                                 2015   1.392       1.358        448,124
                                                                                 2014   1.311       1.392        452,526
                                                                                 2013   1.128       1.311        480,571
                                                                                 2012   1.034       1.128        318,644
                                                                                 2011   1.033       1.034        274,228
                                                                                 2010   0.961       1.033        224,192
                                                                                 2009   0.829       0.961        226,540
                                                                                 2008   1.089       0.829        201,892
                                                                                 2007   1.112       1.089        131,504
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.243       1.389        600,316
                                                                                 2015   1.273       1.243        755,567
                                                                                 2014   1.174       1.273        891,819
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.350       1.566        109,538
                                                                                 2015   1.373       1.350        199,510
                                                                                 2014   1.406       1.373        248,703
                                                                                 2013   1.131       1.406        311,480
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.042       1.077             --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.299       1.326             --
                                                                                 2010   1.217       1.299      1,337,409
                                                                                 2009   1.059       1.217      1,640,777
                                                                                 2008   1.091       1.059      1,645,994
                                                                                 2007   1.079       1.091      1,209,189

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.337       1.330            --
                                                                                2013   1.061       1.337       859,952
                                                                                2012   0.980       1.061     1,281,692
                                                                                2011   1.038       0.980     1,270,019
                                                                                2010   0.970       1.038     1,942,715
                                                                                2009   0.855       0.970     2,071,727
                                                                                2008   1.294       0.855     2,074,491
                                                                                2007   1.241       1.294     2,157,370
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.240       1.359            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.183       1.264            --
                                                                                2010   1.044       1.183     1,320,670
                                                                                2009   0.853       1.044     1,419,999
                                                                                2008   1.327       0.853     1,438,076
                                                                                2007   1.292       1.327     1,449,136
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.733       0.730            --
                                                                                2008   1.138       0.733       767,328
                                                                                2007   1.138       1.138     1,040,055
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.174       1.257            --
                                                                                2009   0.749       1.174     1,091,354
                                                                                2008   1.188       0.749     1,001,434
                                                                                2007   1.148       1.188     1,144,561
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.736       0.704            --
                                                                                2008   1.249       0.736     2,166,886
                                                                                2007   1.212       1.249     1,864,263
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.615       0.646            --
                                                                                2008   1.231       0.615       136,981
                                                                                2007   1.170       1.231       126,820
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.947       0.865            --
                                                                                2008   1.763       0.947       814,061
                                                                                2007   1.589       1.763       765,473
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.732       0.753            --
                                                                                2008   1.212       0.732       501,711
                                                                                2007   1.144       1.212       614,171
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.096       1.290            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.776       0.739            --
                                                                                2008   1.279       0.776       876,473
                                                                                2007   1.407       1.279       907,990
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.035       1.093            --
                                                                                2008   1.196       1.035     2,452,360
                                                                                2007   1.150       1.196     2,128,173
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.258       1.254            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.005       1.971            --
                                                                                2013   2.092       2.005       615,335
                                                                                2012   1.913       2.092       747,638
                                                                                2011   2.556       1.913       961,399
                                                                                2010   2.257       2.556     1,237,300
                                                                                2009   1.324       2.257     1,346,529
                                                                                2008   3.241       1.324     1,402,679
                                                                                2007   2.322       3.241     1,307,768
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.717       1.752            --
                                                                                2013   1.361       1.717       782,233
                                                                                2012   1.263       1.361       973,124
                                                                                2011   1.219       1.263     1,056,120
                                                                                2010   1.043       1.219     1,232,318
                                                                                2009   0.935       1.043     1,551,380
                                                                                2008   1.373       0.935     1,587,548
                                                                                2007   1.394       1.373     1,756,462
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.368       1.383            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.171       1.368     2,795,925
                                                                              2012   1.068       1.171     3,677,033
                                                                              2011   1.127       1.068     4,537,522
                                                                              2010   1.003       1.127     5,472,978
                                                                              2009   0.771       1.003     7,107,510
                                                                              2008   1.213       0.771     6,787,562
                                                                              2007   1.171       1.213     6,684,579
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.360       1.375            --
                                                                              2013   1.194       1.360     5,650,064
                                                                              2012   1.092       1.194     6,656,093
                                                                              2011   1.139       1.092     7,773,249
                                                                              2010   1.020       1.139     8,525,714
                                                                              2009   0.792       1.020     9,071,559
                                                                              2008   1.174       0.792     9,364,755
                                                                              2007   1.134       1.174     8,700,515
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.695       1.931       408,234
                                                                              2015   1.848       1.695       473,046
                                                                              2014   1.643       1.848       589,614
                                                                              2013   1.263       1.643       665,871
                                                                              2012   1.164       1.263       780,565
                                                                              2011   1.261       1.164       891,363
                                                                              2010   1.092       1.261     1,033,910
                                                                              2009   0.890       1.092     1,380,425
                                                                              2008   1.371       0.890     1,458,692
                                                                              2007   1.329       1.371     1,562,147
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.441       2.530       364,714
                                                                              2015   2.384       2.441       412,845
                                                                              2014   1.863       2.384       458,327
                                                                              2013   1.873       1.863       539,986
                                                                              2012   1.647       1.873       605,900
                                                                              2011   1.532       1.647       798,937
                                                                              2010   1.216       1.532       985,366
                                                                              2009   0.944       1.216     1,135,239
                                                                              2008   1.563       0.944     1,169,272
                                                                              2007   1.972       1.563     1,163,856





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.404       1.494            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.684       1.662            --
                                                                             2007   1.574       1.684       701,338
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   2.050       2.329       575,430
                                                                             2015   2.173       2.050       641,532
                                                                             2014   2.041       2.173       840,915
                                                                             2013   1.607       2.041     1,115,181
                                                                             2012   1.466       1.607     1,432,303
                                                                             2011   1.412       1.466     1,613,020
                                                                             2010   1.195       1.412     1,933,499
                                                                             2009   1.040       1.195     1,955,852
                                                                             2008   1.457       1.040     2,207,347
                                                                             2007   1.530       1.457     2,919,764
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   2.346       2.393       470,880

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.461       2.346       522,592
                                                                                   2014   2.338       2.461       584,599
                                                                                   2013   1.728       2.338       915,595
                                                                                   2012   1.592       1.728     1,008,138
                                                                                   2011   1.709       1.592     1,134,077
                                                                                   2010   1.367       1.709     1,234,868
                                                                                   2009   0.973       1.367     1,352,408
                                                                                   2008   1.727       0.973     1,334,102
                                                                                   2007   1.586       1.727     1,261,032
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.814       1.904       844,709
                                                                                   2015   1.981       1.814       924,580
                                                                                   2014   2.277       1.981     1,025,585
                                                                                   2013   1.891       2.277     1,323,571
                                                                                   2012   1.633       1.891     1,487,788
                                                                                   2011   1.867       1.633     1,773,593
                                                                                   2010   1.758       1.867     1,936,899
                                                                                   2009   1.310       1.758     2,042,661
                                                                                   2008   2.244       1.310     2,369,655
                                                                                   2007   1.985       2.244     2,543,699
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.694       2.663       336,236
                                                                                   2015   2.805       2.694       366,409
                                                                                   2014   2.386       2.805       408,933
                                                                                   2013   1.653       2.386       549,680
                                                                                   2012   1.426       1.653       766,208
                                                                                   2011   1.425       1.426       837,685
                                                                                   2010   1.167       1.425       893,944
                                                                                   2009   0.888       1.167     1,025,931
                                                                                   2008   1.526       0.888     1,121,311
                                                                                   2007   1.590       1.526     1,255,841
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.944       1.951            --
                                                                                   2013   1.502       1.944       466,956
                                                                                   2012   1.334       1.502       537,521
                                                                                   2011   1.453       1.334       693,937
                                                                                   2010   1.272       1.453       711,759
                                                                                   2009   1.004       1.272       812,464
                                                                                   2008   1.617       1.004       902,809
                                                                                   2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.693       1.902       373,605
                                                                                   2015   1.809       1.693       414,131
                                                                                   2014   1.628       1.809       477,599
                                                                                   2013   1.323       1.628       658,773
                                                                                   2012   1.184       1.323       771,895
                                                                                   2011   1.123       1.184       827,880
                                                                                   2010   1.023       1.123       881,821
                                                                                   2009   0.852       1.023       908,710
                                                                                   2008   1.337       0.852       953,380
                                                                                   2007   1.337       1.337       871,677
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.191       1.246            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.308       1.343            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.553       1.604            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.796       2.004       887,134
                                                                                   2015   1.911       1.796       987,743
                                                                                   2014   1.890       1.911     1,320,289
                                                                                   2013   1.765       1.890     1,858,484
                                                                                   2012   1.547       1.765     2,391,821
                                                                                   2011   1.543       1.547     2,589,883
                                                                                   2010   1.465       1.543     3,279,515
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.062       2.369       796,547
                                                                                   2015   2.240       2.062       898,254
                                                                                   2014   2.113       2.240     1,115,151
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.969       2.149       496,540
                                                                                   2015   2.333       1.969       555,525
                                                                                   2014   2.463       2.333       636,421

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.861       0.816            --
                                                                               2008   1.534       0.861     1,180,371
                                                                               2007   1.475       1.534     1,256,029
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.839       1.785       604,043
                                                                               2015   1.912       1.839       629,656
                                                                               2014   2.098       1.912       731,003
                                                                               2013   1.797       2.098       881,159
                                                                               2012   1.572       1.797     1,519,887
                                                                               2011   1.798       1.572     1,846,593
                                                                               2010   1.649       1.798     2,295,120
                                                                               2009   1.280       1.649     2,528,677
                                                                               2008   2.268       1.280     3,009,570
                                                                               2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.034       1.119            --
                                                                               2012   1.003       1.034     2,902,562
                                                                               2011   1.081       1.003     3,074,157
                                                                               2010   0.899       1.081     2,967,256
                                                                               2009   0.671       0.899     2,853,449
                                                                               2008   1.066       0.671     3,150,125
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.866       0.972            --
                                                                               2011   0.897       0.866       986,644
                                                                               2010   0.837       0.897     1,030,290
                                                                               2009   0.595       0.837     1,256,092
                                                                               2008   1.124       0.595     1,169,800
                                                                               2007   1.005       1.124     1,190,566
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.331       1.306       441,522
                                                                               2015   1.308       1.331       471,051
                                                                               2014   1.307       1.308       587,077
                                                                               2013   1.050       1.307       960,687
                                                                               2012   0.885       1.050     1,156,456
                                                                               2011   0.987       0.885     1,274,500
                                                                               2010   0.869       0.987     1,435,999
                                                                               2009   0.635       0.869     1,711,634
                                                                               2008   1.091       0.635     1,844,163
                                                                               2007   1.048       1.091     2,043,637
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.459       1.465     2,591,505
                                                                               2015   1.489       1.459     2,932,348
                                                                               2014   1.460       1.489     3,548,098
                                                                               2013   1.520       1.460     4,541,635
                                                                               2012   1.421       1.520     5,700,431
                                                                               2011   1.432       1.421     6,642,169
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.973       1.981            --
                                                                               2015   2.020       1.973     1,045,881
                                                                               2014   1.860       2.020     1,141,388
                                                                               2013   1.431       1.860     1,383,665
                                                                               2012   1.324       1.431     1,786,802
                                                                               2011   1.510       1.324     1,989,680
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.523       1.557            --
                                                                               2015   1.578       1.523     1,458,638
                                                                               2014   1.543       1.578     1,849,473
                                                                               2013   1.554       1.543     2,337,105
                                                                               2012   1.424       1.554     3,355,938
                                                                               2011   1.405       1.424     3,917,304
                                                                               2010   1.281       1.405     4,621,907
                                                                               2009   1.051       1.281     4,434,575
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   2.008       2.282       169,160
                                                                               2015   2.125       2.008       265,393
                                                                               2014   1.954       2.125       362,386
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.780       1.742       357,166
                                                                               2015   1.714       1.780       410,041
                                                                               2014   1.609       1.714       489,582
                                                                               2013   1.226       1.609       682,517
                                                                               2012   1.097       1.226       918,842
                                                                               2011   1.232       1.097     1,125,258
                                                                               2010   1.051       1.232     1,076,232
                                                                               2009   0.839       1.051     1,185,612

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.910       0.894     3,454,376
                                                                                 2015   0.930       0.910     4,430,818
                                                                                 2014   0.949       0.930     4,363,690
                                                                                 2013   0.969       0.949     7,439,267
                                                                                 2012   0.990       0.969     7,890,296
                                                                                 2011   1.011       0.990     8,183,980
                                                                                 2010   1.032       1.011     7,562,774
                                                                                 2009   1.050       1.032     6,572,679
                                                                                 2008   1.042       1.050     9,643,105
                                                                                 2007   1.013       1.042     7,014,620
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.432       1.401     1,631,225
                                                                                 2015   1.323       1.432     1,708,850
                                                                                 2014   1.243       1.323     1,946,717
                                                                                 2013   0.928       1.243       680,249
                                                                                 2012   0.970       0.928       892,359
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.942       1.967     1,560,679
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.268       1.330     4,482,718
                                                                                 2015   1.311       1.268     5,573,597
                                                                                 2014   1.272       1.311     6,244,445
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.245       1.318     2,007,419
                                                                                 2015   1.293       1.245     2,369,085
                                                                                 2014   1.247       1.293     3,686,782
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.352       1.442       380,335
                                                                                 2015   1.386       1.352       555,771
                                                                                 2014   1.306       1.386       693,712
                                                                                 2013   1.124       1.306       793,209
                                                                                 2012   1.031       1.124     1,309,935
                                                                                 2011   1.031       1.031     1,577,941
                                                                                 2010   0.959       1.031     1,909,167
                                                                                 2009   0.828       0.959     1,576,510
                                                                                 2008   1.088       0.828     1,966,414
                                                                                 2007   1.111       1.088     2,808,573
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.241       1.387       251,917
                                                                                 2015   1.272       1.241       264,221
                                                                                 2014   1.174       1.272       268,690
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.343       1.557       796,139
                                                                                 2015   1.367       1.343       939,814
                                                                                 2014   1.400       1.367     1,236,319
                                                                                 2013   1.126       1.400     1,653,257
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.007       1.041            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.297       1.323            --
                                                                                 2010   1.216       1.297     1,461,097
                                                                                 2009   1.059       1.216     1,468,004
                                                                                 2008   1.091       1.059     1,868,615
                                                                                 2007   1.079       1.091     1,313,583
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.331       1.324            --
                                                                                 2013   1.057       1.331       266,083
                                                                                 2012   0.976       1.057       345,471
                                                                                 2011   1.035       0.976       420,487
                                                                                 2010   0.967       1.035       645,795
                                                                                 2009   0.854       0.967       756,508
                                                                                 2008   1.292       0.854       475,923
                                                                                 2007   1.240       1.292       579,450
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.239       1.357            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.418       1.514            --
                                                                                 2010   1.251       1.418     2,428,138
                                                                                 2009   1.023       1.251     2,649,235
                                                                                 2008   1.591       1.023     2,955,277
                                                                                 2007   1.551       1.591     3,446,833
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.731       0.728            --
                                                                                 2008   1.137       0.731       186,866
                                                                                 2007   1.137       1.137       187,295
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.306       1.398            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.833       1.306     2,658,032
                                                                                2008   1.322       0.833     1,996,666
                                                                                2007   1.279       1.322     2,598,363
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.735       0.702            --
                                                                                2008   1.247       0.735     1,098,128
                                                                                2007   1.211       1.247       383,542
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.678       0.713            --
                                                                                2008   1.359       0.678       574,580
                                                                                2007   1.292       1.359       644,661
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.202       1.097            --
                                                                                2008   2.237       1.202       517,392
                                                                                2007   2.018       2.237       758,170
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.743       0.764            --
                                                                                2008   1.231       0.743     1,440,720
                                                                                2007   1.163       1.231     1,734,195
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.156       1.361            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.061       1.011            --
                                                                                2008   1.751       1.061       507,673
                                                                                2007   1.927       1.751       838,933
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.097       1.158            --
                                                                                2008   1.268       1.097     2,708,674
                                                                                2007   1.220       1.268     3,157,165
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.496       1.490            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.690       2.644            --
                                                                                2013   2.809       2.690       537,087
                                                                                2012   2.569       2.809       561,765
                                                                                2011   3.434       2.569       625,755
                                                                                2010   3.034       3.434       781,303
                                                                                2009   1.780       3.034       847,994
                                                                                2008   4.361       1.780       899,804
                                                                                2007   3.127       4.361       888,453
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.070       2.111            --
                                                                                2013   1.640       2.070       472,971
                                                                                2012   1.524       1.640       628,815
                                                                                2011   1.471       1.524       689,112
                                                                                2010   1.260       1.471       806,463
                                                                                2009   1.130       1.260       879,174
                                                                                2008   1.660       1.130       975,915
                                                                                2007   1.686       1.660     1,432,208
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.362       1.376            --
                                                                                2013   1.166       1.362       952,755
                                                                                2012   1.065       1.166     1,167,769
                                                                                2011   1.124       1.065     1,377,462
                                                                                2010   1.000       1.124     1,570,562
                                                                                2009   0.770       1.000     1,812,567
                                                                                2008   1.211       0.770     1,543,406
                                                                                2007   1.170       1.211     1,419,119
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.354       1.369            --
                                                                                2013   1.189       1.354     1,749,622
                                                                                2012   1.089       1.189     1,918,696
                                                                                2011   1.135       1.089     2,067,827
                                                                                2010   1.018       1.135     2,210,585
                                                                                2009   0.791       1.018     2,605,337
                                                                                2008   1.172       0.791     2,390,595
                                                                                2007   1.133       1.172     3,543,429
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2016   2.315       2.634       238,444

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   2.524       2.315       285,665
                                                                     2014   2.245       2.524       369,042
                                                                     2013   1.727       2.245       413,567
                                                                     2012   1.592       1.727       538,324
                                                                     2011   1.726       1.592       605,469
                                                                     2010   1.495       1.726       656,930
                                                                     2009   1.219       1.495       773,883
                                                                     2008   1.880       1.219       892,997
                                                                     2007   1.822       1.880     1,117,636
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   3.086       3.198       169,971
                                                                     2015   3.015       3.086       205,440
                                                                     2014   2.358       3.015       223,368
                                                                     2013   2.372       2.358       283,421
                                                                     2012   2.087       2.372       369,945
                                                                     2011   1.942       2.087       440,594
                                                                     2010   1.542       1.942       592,449
                                                                     2009   1.197       1.542       587,213
                                                                     2008   1.984       1.197       694,761
                                                                     2007   2.504       1.984       822,280





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.401       1.491            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.680       1.657            --
                                                                                   2007   1.571       1.680        59,267
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   2.037       2.313        60,061
                                                                                   2015   2.160       2.037        64,922
                                                                                   2014   2.030       2.160        82,480
                                                                                   2013   1.599       2.030       164,995
                                                                                   2012   1.459       1.599       223,702
                                                                                   2011   1.407       1.459       220,200
                                                                                   2010   1.191       1.407       223,861
                                                                                   2009   1.037       1.191       268,280
                                                                                   2008   1.454       1.037       321,138
                                                                                   2007   1.527       1.454       313,753
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.331       2.376        38,564
                                                                                   2015   2.446       2.331        40,921
                                                                                   2014   2.326       2.446        43,164
                                                                                   2013   1.720       2.326        46,075
                                                                                   2012   1.585       1.720        63,877
                                                                                   2011   1.702       1.585        67,983
                                                                                   2010   1.363       1.702        73,650
                                                                                   2009   0.970       1.363        99,505
                                                                                   2008   1.723       0.970       110,223
                                                                                   2007   1.583       1.723       112,889
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.803       1.891        43,308
                                                                                   2015   1.970       1.803        44,516
                                                                                   2014   2.265       1.970        50,957
                                                                                   2013   1.882       2.265        57,853
                                                                                   2012   1.626       1.882        64,326
                                                                                   2011   1.859       1.626        69,229
                                                                                   2010   1.752       1.859        67,513
                                                                                   2009   1.306       1.752        68,376
                                                                                   2008   2.239       1.306       116,112
                                                                                   2007   1.982       2.239       117,549
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.677       2.644        78,885

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.789       2.677        79,634
                                                                                   2014   2.373       2.789        97,948
                                                                                   2013   1.645       2.373       118,549
                                                                                   2012   1.419       1.645       143,047
                                                                                   2011   1.419       1.419       153,344
                                                                                   2010   1.163       1.419       161,174
                                                                                   2009   0.885       1.163       226,602
                                                                                   2008   1.522       0.885       246,318
                                                                                   2007   1.587       1.522       262,572
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.934       1.941            --
                                                                                   2013   1.495       1.934        17,931
                                                                                   2012   1.329       1.495        17,939
                                                                                   2011   1.447       1.329        17,948
                                                                                   2010   1.268       1.447        17,959
                                                                                   2009   1.002       1.268        17,971
                                                                                   2008   1.614       1.002        36,864
                                                                                   2007   1.691       1.614        25,033
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.682       1.889        11,840
                                                                                   2015   1.798       1.682        38,163
                                                                                   2014   1.619       1.798        40,583
                                                                                   2013   1.316       1.619        43,721
                                                                                   2012   1.179       1.316        47,583
                                                                                   2011   1.118       1.179        52,139
                                                                                   2010   1.019       1.118        57,805
                                                                                   2009   0.849       1.019        73,194
                                                                                   2008   1.334       0.849        77,327
                                                                                   2007   1.334       1.334        82,123
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.190       1.245            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.305       1.340            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.550       1.601            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.785       1.991       101,782
                                                                                   2015   1.900       1.785       103,310
                                                                                   2014   1.880       1.900       104,494
                                                                                   2013   1.756       1.880       105,706
                                                                                   2012   1.540       1.756       139,453
                                                                                   2011   1.537       1.540       146,598
                                                                                   2010   1.460       1.537       173,962
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.049       2.352        25,508
                                                                                   2015   2.226       2.049        43,504
                                                                                   2014   2.101       2.226        43,919
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.956       2.135        28,070
                                                                                   2015   2.319       1.956        27,757
                                                                                   2014   2.449       2.319        27,769
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.858       0.814            --
                                                                                   2008   1.531       0.858       293,714
                                                                                   2007   1.472       1.531       299,973
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2016   1.827       1.773        11,845
                                                                                   2015   1.901       1.827        12,256
                                                                                   2014   2.087       1.901        12,962
                                                                                   2013   1.788       2.087        12,927
                                                                                   2012   1.566       1.788        16,962
                                                                                   2011   1.791       1.566        16,546
                                                                                   2010   1.643       1.791        23,282
                                                                                   2009   1.276       1.643        27,209
                                                                                   2008   2.262       1.276        29,520
                                                                                   2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.030       1.114            --
                                                                                   2012   1.000       1.030        74,774
                                                                                   2011   1.078       1.000        81,209
                                                                                   2010   0.897       1.078        95,612
                                                                                   2009   0.670       0.897       102,789
                                                                                   2008   1.064       0.670       110,720

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).............. 2012   0.864       0.969            --
                                                                                 2011   0.895       0.864       277,092
                                                                                 2010   0.836       0.895       272,469
                                                                                 2009   0.594       0.836       310,871
                                                                                 2008   1.123       0.594       477,575
                                                                                 2007   1.004       1.123       505,075
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.324       1.299       115,424
                                                                                 2015   1.302       1.324       114,414
                                                                                 2014   1.302       1.302       141,456
                                                                                 2013   1.047       1.302       200,930
                                                                                 2012   0.883       1.047       230,665
                                                                                 2011   0.985       0.883       220,777
                                                                                 2010   0.868       0.985       231,595
                                                                                 2009   0.634       0.868       295,506
                                                                                 2008   1.090       0.634       356,402
                                                                                 2007   1.048       1.090       365,660
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.449       1.455       147,548
                                                                                 2015   1.481       1.449       170,872
                                                                                 2014   1.452       1.481       174,255
                                                                                 2013   1.512       1.452       193,908
                                                                                 2012   1.414       1.512       397,814
                                                                                 2011   1.426       1.414       344,649
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   1.961       1.968            --
                                                                                 2015   2.008       1.961        81,135
                                                                                 2014   1.850       2.008        85,342
                                                                                 2013   1.424       1.850       111,123
                                                                                 2012   1.318       1.424       100,233
                                                                                 2011   1.504       1.318       107,718
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.513       1.547            --
                                                                                 2015   1.569       1.513        97,279
                                                                                 2014   1.535       1.569       100,723
                                                                                 2013   1.546       1.535       115,289
                                                                                 2012   1.418       1.546       115,675
                                                                                 2011   1.400       1.418       122,902
                                                                                 2010   1.277       1.400       147,323
                                                                                 2009   1.048       1.277       114,049
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.995       2.266        28,847
                                                                                 2015   2.112       1.995        28,852
                                                                                 2014   1.943       2.112        28,858
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.769       1.730       262,785
                                                                                 2015   1.703       1.769       272,367
                                                                                 2014   1.601       1.703       281,608
                                                                                 2013   1.220       1.601       301,210
                                                                                 2012   1.092       1.220       316,036
                                                                                 2011   1.227       1.092       324,275
                                                                                 2010   1.048       1.227       339,922
                                                                                 2009   0.836       1.048       361,746
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.904       0.888       352,572
                                                                                 2015   0.924       0.904       383,700
                                                                                 2014   0.944       0.924       391,009
                                                                                 2013   0.965       0.944       493,586
                                                                                 2012   0.986       0.965       270,151
                                                                                 2011   1.007       0.986       516,572
                                                                                 2010   1.029       1.007       818,186
                                                                                 2009   1.047       1.029       817,087
                                                                                 2008   1.040       1.047        36,968
                                                                                 2007   1.011       1.040       149,267
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.425       1.393       164,437
                                                                                 2015   1.317       1.425       169,230
                                                                                 2014   1.238       1.317       198,895
                                                                                 2013   0.925       1.238       239,930
                                                                                 2012   0.960       0.925       275,292
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.929       1.954        76,326
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.262       1.322       376,710
                                                                                 2015   1.306       1.262       446,912
                                                                                 2014   1.267       1.306       516,718

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2016   1.239       1.311       670,625
                                                                                2015   1.288       1.239       682,539
                                                                                2014   1.242       1.288       831,274
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2016   1.345       1.434            --
                                                                                2015   1.380       1.345        68,192
                                                                                2014   1.301       1.380        71,997
                                                                                2013   1.120       1.301        71,997
                                                                                2012   1.028       1.120       106,720
                                                                                2011   1.028       1.028       136,976
                                                                                2010   0.957       1.028       136,989
                                                                                2009   0.827       0.957       137,002
                                                                                2008   1.088       0.827        30,295
                                                                                2007   1.111       1.088        30,295
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2016   1.240       1.384        29,808
                                                                                2015   1.271       1.240        29,816
                                                                                2014   1.173       1.271        29,825
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.336       1.548        21,685
                                                                                2015   1.360       1.336        55,352
                                                                                2014   1.394       1.360        57,999
                                                                                2013   1.122       1.394        60,534
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.006       1.039            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.295       1.321            --
                                                                                2010   1.215       1.295       171,630
                                                                                2009   1.058       1.215       115,224
                                                                                2008   1.091       1.058        78,500
                                                                                2007   1.079       1.091        89,484
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.325       1.318            --
                                                                                2013   1.053       1.325        28,941
                                                                                2012   0.973       1.053        28,955
                                                                                2011   1.032       0.973        28,973
                                                                                2010   0.965       1.032        28,993
                                                                                2009   0.852       0.965        36,129
                                                                                2008   1.290       0.852        54,038
                                                                                2007   1.239       1.290        58,333
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.237       1.355            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.412       1.507            --
                                                                                2010   1.247       1.412       136,163
                                                                                2009   1.020       1.247       150,110
                                                                                2008   1.588       1.020       158,751
                                                                                2007   1.548       1.588       162,217
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.730       0.727            --
                                                                                2008   1.135       0.730       149,029
                                                                                2007   1.136       1.135       169,339
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.301       1.393            --
                                                                                2009   0.831       1.301       387,013
                                                                                2008   1.319       0.831       394,407
                                                                                2007   1.277       1.319       393,517
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.734       0.701            --
                                                                                2008   1.245       0.734       148,546
                                                                                2007   1.210       1.245       138,650
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.676       0.711            --
                                                                                2008   1.355       0.676       185,424
                                                                                2007   1.289       1.355       185,452
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.198       1.093            --
                                                                                2008   2.232       1.198        36,978
                                                                                2007   2.014       2.232        39,744
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.742       0.762            --
                                                                                2008   1.229       0.742         1,906
                                                                                2007   1.161       1.229         1,655
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.155       1.358            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.058       1.008            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.747       1.058       116,076
                                                                              2007   1.923       1.747       107,285
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.093       1.154            --
                                                                              2008   1.265       1.093        79,983
                                                                              2007   1.218       1.265       111,506
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.493       1.487            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.675       2.629            --
                                                                              2013   2.795       2.675        28,245
                                                                              2012   2.558       2.795        32,896
                                                                              2011   3.421       2.558        32,379
                                                                              2010   3.023       3.421        33,403
                                                                              2009   1.775       3.023        32,633
                                                                              2008   4.350       1.775        45,130
                                                                              2007   3.121       4.350        39,913
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.058       2.099            --
                                                                              2013   1.632       2.058        39,039
                                                                              2012   1.517       1.632        59,593
                                                                              2011   1.465       1.517        52,134
                                                                              2010   1.256       1.465        56,089
                                                                              2009   1.126       1.256        74,063
                                                                              2008   1.656       1.126        96,522
                                                                              2007   1.683       1.656       108,739
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.356       1.370            --
                                                                              2013   1.162       1.356       649,179
                                                                              2012   1.061       1.162       673,855
                                                                              2011   1.121       1.061       681,258
                                                                              2010   0.998       1.121       692,934
                                                                              2009   0.769       0.998       690,626
                                                                              2008   1.210       0.769       590,188
                                                                              2007   1.169       1.210       353,737
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.348       1.363            --
                                                                              2013   1.185       1.348       317,369
                                                                              2012   1.085       1.185       357,010
                                                                              2011   1.132       1.085       424,014
                                                                              2010   1.015       1.132       435,153
                                                                              2009   0.789       1.015       395,998
                                                                              2008   1.171       0.789       523,488
                                                                              2007   1.132       1.171       491,924
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.300       2.616        21,818
                                                                              2015   2.509       2.300        22,452
                                                                              2014   2.233       2.509        23,658
                                                                              2013   1.719       2.233        42,308
                                                                              2012   1.585       1.719        37,081
                                                                              2011   1.720       1.585        37,934
                                                                              2010   1.490       1.720        39,021
                                                                              2009   1.216       1.490        45,751
                                                                              2008   1.875       1.216        69,079
                                                                              2007   1.819       1.875        69,903
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.066       3.176        30,934
                                                                              2015   2.997       3.066        34,815
                                                                              2014   2.346       2.997        51,800
                                                                              2013   2.360       2.346        61,228
                                                                              2012   2.078       2.360        68,150
                                                                              2011   1.934       2.078        76,700
                                                                              2010   1.537       1.934       101,546
                                                                              2009   1.194       1.537       135,067
                                                                              2008   1.979       1.194       122,805
                                                                              2007   2.500       1.979       140,036

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.318       1.402            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.522       1.501            --
                                                                                   2007   1.424       1.522       205,972
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.922       2.181       235,239
                                                                                   2015   2.039       1.922       311,558
                                                                                   2014   1.917       2.039       402,831
                                                                                   2013   1.511       1.917       569,281
                                                                                   2012   1.380       1.511       610,890
                                                                                   2011   1.331       1.380       672,651
                                                                                   2010   1.127       1.331       762,084
                                                                                   2009   0.982       1.127       832,038
                                                                                   2008   1.377       0.982       869,715
                                                                                   2007   1.447       1.377       893,429
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.128       2.168       201,207
                                                                                   2015   2.235       2.128       200,803
                                                                                   2014   2.126       2.235       219,359
                                                                                   2013   1.573       2.126       319,854
                                                                                   2012   1.451       1.573       341,064
                                                                                   2011   1.558       1.451       382,611
                                                                                   2010   1.248       1.558       416,400
                                                                                   2009   0.889       1.248       443,376
                                                                                   2008   1.580       0.889       291,442
                                                                                   2007   1.452       1.580       263,082
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.634       1.713       479,912
                                                                                   2015   1.786       1.634       519,557
                                                                                   2014   2.054       1.786       679,678
                                                                                   2013   1.708       2.054       810,535
                                                                                   2012   1.477       1.708       892,122
                                                                                   2011   1.689       1.477       974,513
                                                                                   2010   1.593       1.689     1,045,008
                                                                                   2009   1.188       1.593     1,143,831
                                                                                   2008   2.037       1.188     1,222,137
                                                                                   2007   1.804       2.037     1,379,337
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.441       2.410       446,570
                                                                                   2015   2.545       2.441       503,825
                                                                                   2014   2.166       2.545       519,533
                                                                                   2013   1.503       2.166       497,629
                                                                                   2012   1.297       1.503       517,081
                                                                                   2011   1.298       1.297       748,771
                                                                                   2010   1.064       1.298       705,100
                                                                                   2009   0.810       1.064       607,206
                                                                                   2008   1.394       0.810       647,413
                                                                                   2007   1.453       1.394       662,431
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.743       1.749            --
                                                                                   2013   1.348       1.743       272,027
                                                                                   2012   1.199       1.348       180,451
                                                                                   2011   1.306       1.199       204,240
                                                                                   2010   1.145       1.306       243,750
                                                                                   2009   0.905       1.145       240,105
                                                                                   2008   1.459       0.905       244,917
                                                                                   2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.584       1.779     1,814,103
                                                                                   2015   1.695       1.584     1,931,186
                                                                                   2014   1.527       1.695     2,035,447
                                                                                   2013   1.242       1.527     1,822,094
                                                                                   2012   1.113       1.242     1,569,072
                                                                                   2011   1.056       1.113     1,540,342
                                                                                   2010   0.963       1.056     1,681,761
                                                                                   2009   0.803       0.963     1,815,238
                                                                                   2008   1.262       0.803     1,630,635
                                                                                   2007   1.262       1.262     1,496,484
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.189       1.243            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.235       1.268            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.420       1.467            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.773       1.977     1,032,489
                                                                               2015   1.889       1.773     1,225,967
                                                                               2014   1.870       1.889     1,372,075
                                                                               2013   1.748       1.870     1,589,520
                                                                               2012   1.534       1.748     1,759,081
                                                                               2011   1.532       1.534     1,841,239
                                                                               2010   1.455       1.532     1,884,532
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   1.843       2.115       497,769
                                                                               2015   2.004       1.843       590,810
                                                                               2014   1.892       2.004       753,109
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   1.752       1.911       474,837
                                                                               2015   2.078       1.752       524,844
                                                                               2014   2.196       2.078       759,164
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.807       0.765            --
                                                                               2008   1.440       0.807       242,182
                                                                               2007   1.385       1.440       226,750
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.665       1.614       246,198
                                                                               2015   1.732       1.665       306,907
                                                                               2014   1.903       1.732       341,181
                                                                               2013   1.631       1.903       375,954
                                                                               2012   1.429       1.631       423,883
                                                                               2011   1.636       1.429       514,171
                                                                               2010   1.501       1.636       542,075
                                                                               2009   1.166       1.501       554,678
                                                                               2008   2.069       1.166       586,996
                                                                               2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.026       1.110            --
                                                                               2012   0.996       1.026       473,681
                                                                               2011   1.075       0.996       505,149
                                                                               2010   0.895       1.075       463,499
                                                                               2009   0.669       0.895       398,822
                                                                               2008   1.063       0.669       378,102
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.861       0.966            --
                                                                               2011   0.893       0.861       629,019
                                                                               2010   0.834       0.893       688,766
                                                                               2009   0.593       0.834       894,060
                                                                               2008   1.122       0.593       677,434
                                                                               2007   1.004       1.122       600,677
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.318       1.292       364,934
                                                                               2015   1.296       1.318       370,775
                                                                               2014   1.297       1.296       420,983
                                                                               2013   1.043       1.297       465,503
                                                                               2012   0.880       1.043       585,544
                                                                               2011   0.982       0.880       712,965
                                                                               2010   0.866       0.982       739,403
                                                                               2009   0.633       0.866       845,006
                                                                               2008   1.089       0.633       896,168
                                                                               2007   1.047       1.089       844,005
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.407       1.413     1,542,068
                                                                               2015   1.439       1.407     1,712,340
                                                                               2014   1.411       1.439     2,841,353
                                                                               2013   1.471       1.411     3,776,771
                                                                               2012   1.376       1.471     3,883,138
                                                                               2011   1.388       1.376     4,148,350
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.825       1.832            --
                                                                               2015   1.870       1.825       451,711
                                                                               2014   1.724       1.870       529,655
                                                                               2013   1.328       1.724       630,695
                                                                               2012   1.230       1.328       682,775
                                                                               2011   1.404       1.230       738,972
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.504       1.537            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.560       1.504      3,029,850
                                                                                 2014   1.527       1.560      3,720,769
                                                                                 2013   1.539       1.527      4,100,327
                                                                                 2012   1.412       1.539      4,565,747
                                                                                 2011   1.395       1.412      4,867,441
                                                                                 2010   1.273       1.395      5,177,999
                                                                                 2009   1.045       1.273      5,102,042
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.796       2.040         30,644
                                                                                 2015   1.903       1.796         35,892
                                                                                 2014   1.751       1.903        107,878
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.657       1.620        168,097
                                                                                 2015   1.597       1.657        210,187
                                                                                 2014   1.501       1.597        260,063
                                                                                 2013   1.145       1.501        401,013
                                                                                 2012   1.025       1.145        367,667
                                                                                 2011   1.152       1.025        355,840
                                                                                 2010   0.985       1.152        308,470
                                                                                 2009   0.786       0.985        259,101
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.901       0.884      3,269,265
                                                                                 2015   0.921       0.901      3,761,731
                                                                                 2014   0.941       0.921      4,768,675
                                                                                 2013   0.962       0.941      4,784,533
                                                                                 2012   0.984       0.962      5,447,560
                                                                                 2011   1.005       0.984      5,574,947
                                                                                 2010   1.028       1.005      5,758,011
                                                                                 2009   1.046       1.028      7,628,176
                                                                                 2008   1.040       1.046      7,012,301
                                                                                 2007   1.012       1.040      4,380,223
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.418       1.386        441,436
                                                                                 2015   1.312       1.418        446,694
                                                                                 2014   1.233       1.312        542,425
                                                                                 2013   0.922       1.233        574,082
                                                                                 2012   0.960       0.922        614,203
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.917       1.941        534,243
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.255       1.315     21,483,983
                                                                                 2015   1.300       1.255     23,745,286
                                                                                 2014   1.262       1.300     25,102,270
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.233       1.304     57,771,450
                                                                                 2015   1.282       1.233     62,291,586
                                                                                 2014   1.237       1.282     64,658,583
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.339       1.427      1,531,311
                                                                                 2015   1.374       1.339      1,608,887
                                                                                 2014   1.296       1.374      1,685,105
                                                                                 2013   1.116       1.296      1,688,527
                                                                                 2012   1.025       1.116      1,660,269
                                                                                 2011   1.026       1.025      1,802,616
                                                                                 2010   0.955       1.026      1,854,385
                                                                                 2009   0.825       0.955      2,276,123
                                                                                 2008   1.087       0.825      1,231,684
                                                                                 2007   1.110       1.087        562,973
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.238       1.382        404,295
                                                                                 2015   1.270       1.238        449,372
                                                                                 2014   1.172       1.270        496,696
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.329       1.539        305,653
                                                                                 2015   1.354       1.329        342,437
                                                                                 2014   1.388       1.354        379,861
                                                                                 2013   1.117       1.388        441,462
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.994       1.027             --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.293       1.319             --
                                                                                 2010   1.213       1.293      1,855,668
                                                                                 2009   1.057       1.213      1,716,896
                                                                                 2008   1.090       1.057      1,132,743
                                                                                 2007   1.079       1.090        851,738

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.319       1.312            --
                                                                                2013   1.049       1.319       652,140
                                                                                2012   0.970       1.049       773,347
                                                                                2011   1.029       0.970       838,235
                                                                                2010   0.963       1.029     1,002,389
                                                                                2009   0.850       0.963       971,619
                                                                                2008   1.289       0.850     1,152,185
                                                                                2007   1.238       1.289       738,635
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.236       1.354            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.318       1.407            --
                                                                                2010   1.164       1.318       782,086
                                                                                2009   0.953       1.164       827,996
                                                                                2008   1.484       0.953       870,388
                                                                                2007   1.448       1.484       876,327
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.729       0.725            --
                                                                                2008   1.133       0.729     2,782,170
                                                                                2007   1.135       1.133     2,222,632
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.222       1.307            --
                                                                                2009   0.780       1.222     2,153,739
                                                                                2008   1.239       0.780     1,561,877
                                                                                2007   1.200       1.239     1,488,718
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.732       0.699            --
                                                                                2008   1.243       0.732     1,046,766
                                                                                2007   1.208       1.243       901,767
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.637       0.670            --
                                                                                2008   1.278       0.637       187,658
                                                                                2007   1.216       1.278       177,229
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.114       1.016            --
                                                                                2008   2.077       1.114       156,850
                                                                                2007   1.875       2.077       172,734
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.740       0.760            --
                                                                                2008   1.227       0.740       344,348
                                                                                2007   1.160       1.227       381,437
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.153       1.356            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.945       0.900            --
                                                                                2008   1.560       0.945       318,190
                                                                                2007   1.719       1.560       300,267
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.050       1.108            --
                                                                                2008   1.215       1.050     3,917,463
                                                                                2007   1.170       1.215     3,385,599
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.405       1.399            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.429       2.387            --
                                                                                2013   2.539       2.429       359,320
                                                                                2012   2.325       2.539       352,834
                                                                                2011   3.111       2.325       374,021
                                                                                2010   2.751       3.111       467,709
                                                                                2009   1.616       2.751       478,714
                                                                                2008   3.962       1.616       392,743
                                                                                2007   2.843       3.962       362,481
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.896       1.934            --
                                                                                2013   1.505       1.896       378,261
                                                                                2012   1.399       1.505       387,750
                                                                                2011   1.352       1.399       443,450
                                                                                2010   1.159       1.352       470,533
                                                                                2009   1.040       1.159       499,243
                                                                                2008   1.530       1.040       562,329
                                                                                2007   1.556       1.530       692,157
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.350       1.364           133

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.157       1.350     60,164,655
                                                                              2012   1.058       1.157     61,614,213
                                                                              2011   1.118       1.058     64,115,693
                                                                              2010   0.996       1.118     67,093,347
                                                                              2009   0.767       0.996     69,942,656
                                                                              2008   1.208       0.767     73,180,720
                                                                              2007   1.168       1.208     60,850,809
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.342       1.357          1,843
                                                                              2013   1.180       1.342     23,179,836
                                                                              2012   1.081       1.180     24,921,222
                                                                              2011   1.129       1.081     25,550,474
                                                                              2010   1.013       1.129     27,045,384
                                                                              2009   0.788       1.013     27,575,738
                                                                              2008   1.169       0.788     29,025,111
                                                                              2007   1.131       1.169     25,120,906
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.081       2.366        236,929
                                                                              2015   2.272       2.081        271,380
                                                                              2014   2.023       2.272        366,443
                                                                              2013   1.558       2.023        458,366
                                                                              2012   1.437       1.558        491,106
                                                                              2011   1.560       1.437        543,373
                                                                              2010   1.353       1.560        699,721
                                                                              2009   1.104       1.353        763,643
                                                                              2008   1.704       1.104        724,375
                                                                              2007   1.653       1.704        720,776
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.938       3.041        147,281
                                                                              2015   2.873       2.938        150,629
                                                                              2014   2.250       2.873        149,362
                                                                              2013   2.265       2.250        214,102
                                                                              2012   1.995       2.265        216,119
                                                                              2011   1.858       1.995        260,473
                                                                              2010   1.477       1.858        266,952
                                                                              2009   1.148       1.477        265,718
                                                                              2008   1.904       1.148        250,224
                                                                              2007   2.406       1.904        334,000





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.169       1.243           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.339       1.320           --
                                                                             2007   1.253       1.339       48,930
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   1.667       1.891       21,886
                                                                             2015   1.769       1.667       17,503
                                                                             2014   1.664       1.769       17,611
                                                                             2013   1.312       1.664       73,317
                                                                             2012   1.199       1.312       83,893
                                                                             2011   1.157       1.199       84,836
                                                                             2010   0.981       1.157       95,277
                                                                             2009   0.855       0.981       97,909
                                                                             2008   1.199       0.855       27,190
                                                                             2007   1.260       1.199       28,069
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   1.759       1.792       11,984

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.848       1.759        11,748
                                                                                   2014   1.759       1.848        15,863
                                                                                   2013   1.302       1.759        17,329
                                                                                   2012   1.202       1.302        18,423
                                                                                   2011   1.291       1.202         8,863
                                                                                   2010   1.035       1.291         9,504
                                                                                   2009   0.737       1.035        10,090
                                                                                   2008   1.311       0.737        13,652
                                                                                   2007   1.206       1.311        45,305
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.330       1.393            --
                                                                                   2015   1.454       1.330            --
                                                                                   2014   1.674       1.454            --
                                                                                   2013   1.392       1.674            --
                                                                                   2012   1.204       1.392            --
                                                                                   2011   1.378       1.204            --
                                                                                   2010   1.300       1.378         1,289
                                                                                   2009   0.970       1.300         4,681
                                                                                   2008   1.665       0.970         6,651
                                                                                   2007   1.475       1.665         5,990
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.060       2.033        24,910
                                                                                   2015   2.149       2.060        19,916
                                                                                   2014   1.830       2.149        24,374
                                                                                   2013   1.270       1.830        26,488
                                                                                   2012   1.097       1.270        30,053
                                                                                   2011   1.098       1.097        60,384
                                                                                   2010   0.900       1.098        73,857
                                                                                   2009   0.686       0.900        80,596
                                                                                   2008   1.181       0.686        78,465
                                                                                   2007   1.232       1.181        76,228
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.459       1.463            --
                                                                                   2013   1.129       1.459            --
                                                                                   2012   1.004       1.129            --
                                                                                   2011   1.095       1.004            --
                                                                                   2010   0.960       1.095            --
                                                                                   2009   0.759       0.960            --
                                                                                   2008   1.224       0.759            --
                                                                                   2007   1.284       1.224            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.474       1.654            --
                                                                                   2015   1.577       1.474            --
                                                                                   2014   1.422       1.577            --
                                                                                   2013   1.157       1.422            --
                                                                                   2012   1.037       1.157            --
                                                                                   2011   0.985       1.037            --
                                                                                   2010   0.898       0.985            --
                                                                                   2009   0.749       0.898            --
                                                                                   2008   1.178       0.749            --
                                                                                   2007   1.179       1.178        39,991
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.188       1.242            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.154       1.184            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.204       1.243            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.602       1.785        40,648
                                                                                   2015   1.707       1.602        53,843
                                                                                   2014   1.690       1.707        53,703
                                                                                   2013   1.581       1.690        54,436
                                                                                   2012   1.388       1.581        58,450
                                                                                   2011   1.387       1.388        75,532
                                                                                   2010   1.318       1.387       135,492
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.594       1.828            --
                                                                                   2015   1.733       1.594            --
                                                                                   2014   1.637       1.733            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.270       1.384        34,446
                                                                                   2015   1.507       1.270        33,794
                                                                                   2014   1.592       1.507        34,222

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.714       0.677            --
                                                                               2008   1.276       0.714        91,316
                                                                               2007   1.228       1.276        94,385
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.419       1.375        92,067
                                                                               2015   1.477       1.419       105,168
                                                                               2014   1.624       1.477       125,938
                                                                               2013   1.393       1.624       123,988
                                                                               2012   1.221       1.393       183,252
                                                                               2011   1.398       1.221       185,757
                                                                               2010   1.284       1.398       246,499
                                                                               2009   0.998       1.284       285,027
                                                                               2008   1.771       0.998       327,394
                                                                               2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.022       1.105            --
                                                                               2012   0.993       1.022       169,411
                                                                               2011   1.072       0.993       186,468
                                                                               2010   0.893       1.072       223,296
                                                                               2009   0.667       0.893       229,127
                                                                               2008   1.061       0.667       251,501
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.859       0.963            --
                                                                               2011   0.891       0.859        68,819
                                                                               2010   0.833       0.891        70,502
                                                                               2009   0.593       0.833        65,912
                                                                               2008   1.121       0.593        68,441
                                                                               2007   1.003       1.121       108,075
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.312       1.285        16,155
                                                                               2015   1.291       1.312         8,715
                                                                               2014   1.292       1.291         8,781
                                                                               2013   1.040       1.292       109,254
                                                                               2012   0.878       1.040       123,573
                                                                               2011   0.980       0.878       171,178
                                                                               2010   0.865       0.980       182,880
                                                                               2009   0.633       0.865       200,176
                                                                               2008   1.088       0.633       186,927
                                                                               2007   1.047       1.088       195,182
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.388       1.393         9,416
                                                                               2015   1.420       1.388         9,048
                                                                               2014   1.394       1.420         8,980
                                                                               2013   1.453       1.394        29,696
                                                                               2012   1.360       1.453        25,290
                                                                               2011   1.373       1.360        24,862
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.632       1.637            --
                                                                               2015   1.673       1.632            --
                                                                               2014   1.542       1.673            --
                                                                               2013   1.189       1.542       103,378
                                                                               2012   1.102       1.189       115,727
                                                                               2011   1.258       1.102       118,734
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.519       1.552            --
                                                                               2015   1.577       1.519       176,835
                                                                               2014   1.544       1.577       212,610
                                                                               2013   1.557       1.544       294,705
                                                                               2012   1.429       1.557       324,350
                                                                               2011   1.413       1.429       312,669
                                                                               2010   1.289       1.413       312,156
                                                                               2009   1.059       1.289       315,972
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   1.502       1.704            --
                                                                               2015   1.591       1.502            --
                                                                               2014   1.465       1.591            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.463       1.429            --
                                                                               2015   1.410       1.463            --
                                                                               2014   1.326       1.410            --
                                                                               2013   1.012       1.326        78,802
                                                                               2012   0.906       1.012        83,631
                                                                               2011   1.019       0.906        87,639
                                                                               2010   0.872       1.019        98,884
                                                                               2009   0.696       0.872       100,754

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.905       0.888        15,603
                                                                                 2015   0.926       0.905        16,196
                                                                                 2014   0.947       0.926        22,502
                                                                                 2013   0.968       0.947        35,188
                                                                                 2012   0.991       0.968        31,491
                                                                                 2011   1.013       0.991       169,646
                                                                                 2010   1.036       1.013        38,483
                                                                                 2009   1.055       1.036        62,582
                                                                                 2008   1.049       1.055        13,530
                                                                                 2007   1.022       1.049        24,586
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.412       1.378       116,093
                                                                                 2015   1.306       1.412       145,471
                                                                                 2014   1.228       1.306       161,757
                                                                                 2013   0.919       1.228        21,135
                                                                                 2012   0.960       0.919        21,152
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.618       1.637        65,342
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.249       1.308       531,574
                                                                                 2015   1.294       1.249       572,867
                                                                                 2014   1.257       1.294     1,022,027
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.227       1.297        20,809
                                                                                 2015   1.276       1.227        20,856
                                                                                 2014   1.232       1.276       180,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.332       1.419        18,258
                                                                                 2015   1.368       1.332        19,820
                                                                                 2014   1.291       1.368        76,785
                                                                                 2013   1.113       1.291        90,414
                                                                                 2012   1.023       1.113       104,902
                                                                                 2011   1.024       1.023       113,808
                                                                                 2010   0.953       1.024       121,799
                                                                                 2009   0.824       0.953       131,336
                                                                                 2008   1.086       0.824       134,127
                                                                                 2007   1.109       1.086       193,463
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.236       1.379        48,262
                                                                                 2015   1.269       1.236        49,802
                                                                                 2014   1.172       1.269        51,300
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.322       1.530        67,311
                                                                                 2015   1.347       1.322       101,289
                                                                                 2014   1.382       1.347       105,519
                                                                                 2013   1.113       1.382       104,748
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.996       1.028            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.291       1.317            --
                                                                                 2010   1.212       1.291        29,176
                                                                                 2009   1.057       1.212        20,384
                                                                                 2008   1.090       1.057        19,251
                                                                                 2007   1.079       1.090        35,992
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.314       1.306            --
                                                                                 2013   1.045       1.314        47,133
                                                                                 2012   0.966       1.045        51,558
                                                                                 2011   1.026       0.966        52,450
                                                                                 2010   0.960       1.026        55,757
                                                                                 2009   0.849       0.960        60,086
                                                                                 2008   1.287       0.849        58,191
                                                                                 2007   1.237       1.287        57,785
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.235       1.352            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.181       1.260            --
                                                                                 2010   1.044       1.181       130,249
                                                                                 2009   0.855       1.044       136,301
                                                                                 2008   1.332       0.855       127,614
                                                                                 2007   1.300       1.332       135,240
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.727       0.724            --
                                                                                 2008   1.132       0.727        16,031
                                                                                 2007   1.134       1.132        17,782
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.103       1.180            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.705       1.103           848
                                                                                2008   1.120       0.705           993
                                                                                2007   1.085       1.120       238,858
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.731       0.698            --
                                                                                2008   1.242       0.731       131,565
                                                                                2007   1.207       1.242            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.597       0.627            --
                                                                                2008   1.197       0.597            --
                                                                                2007   1.140       1.197            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.946       0.863            --
                                                                                2008   1.763       0.946            --
                                                                                2007   1.593       1.763            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.738       0.758            --
                                                                                2008   1.224       0.738        72,759
                                                                                2007   1.158       1.224        77,665
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.151       1.353            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.757       0.721            --
                                                                                2008   1.251       0.757        41,620
                                                                                2007   1.378       1.251        34,778
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.987       1.042            --
                                                                                2008   1.143       0.987       132,054
                                                                                2007   1.101       1.143       161,643
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.253       1.247            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.734       1.704            --
                                                                                2013   1.813       1.734        29,883
                                                                                2012   1.661       1.813        27,501
                                                                                2011   2.224       1.661        41,499
                                                                                2010   1.968       2.224        36,996
                                                                                2009   1.156       1.968        41,530
                                                                                2008   2.837       1.156        47,696
                                                                                2007   2.037       2.837        42,036
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.695       1.728            --
                                                                                2013   1.345       1.695            --
                                                                                2012   1.251       1.345            --
                                                                                2011   1.210       1.251            --
                                                                                2010   1.038       1.210            --
                                                                                2009   0.932       1.038            --
                                                                                2008   1.371       0.932            --
                                                                                2007   1.395       1.371            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.344       1.358            --
                                                                                2013   1.153       1.344         8,981
                                                                                2012   1.054       1.153         9,013
                                                                                2011   1.114       1.054         9,049
                                                                                2010   0.993       1.114       123,368
                                                                                2009   0.766       0.993       123,409
                                                                                2008   1.206       0.766         9,172
                                                                                2007   1.167       1.206            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.336       1.351            --
                                                                                2013   1.175       1.336            --
                                                                                2012   1.078       1.175        39,747
                                                                                2011   1.126       1.078        41,570
                                                                                2010   1.010       1.126        41,651
                                                                                2009   0.786       1.010        41,794
                                                                                2008   1.167       0.786        41,987
                                                                                2007   1.130       1.167        45,883
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2016   1.693       1.925            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.850       1.693           --
                                                                     2014   1.648       1.850           --
                                                                     2013   1.269       1.648           --
                                                                     2012   1.172       1.269           --
                                                                     2011   1.273       1.172           --
                                                                     2010   1.104       1.273           --
                                                                     2009   0.901       1.104           --
                                                                     2008   1.392       0.901           --
                                                                     2007   1.351       1.392           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   2.260       2.338       25,637
                                                                     2015   2.212       2.260       22,650
                                                                     2014   1.732       2.212       24,035
                                                                     2013   1.745       1.732       24,808
                                                                     2012   1.538       1.745       23,884
                                                                     2011   1.433       1.538       49,874
                                                                     2010   1.140       1.433       54,993
                                                                     2009   0.886       1.140       57,343
                                                                     2008   1.470       0.886       46,566
                                                                     2007   1.859       1.470       76,956





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.393       1.482            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.669       1.645            --
                                                                                   2007   1.563       1.669       289,693
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.999       2.266       396,733
                                                                                   2015   2.122       1.999       461,852
                                                                                   2014   1.998       2.122       501,575
                                                                                   2013   1.576       1.998       548,233
                                                                                   2012   1.441       1.576       672,139
                                                                                   2011   1.391       1.441       698,636
                                                                                   2010   1.180       1.391       761,573
                                                                                   2009   1.029       1.180       826,413
                                                                                   2008   1.444       1.029       970,424
                                                                                   2007   1.518       1.444     1,157,148
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.287       2.328       168,472
                                                                                   2015   2.404       2.287       199,317
                                                                                   2014   2.289       2.404       235,973
                                                                                   2013   1.695       2.289       276,849
                                                                                   2012   1.565       1.695       353,870
                                                                                   2011   1.683       1.565       394,693
                                                                                   2010   1.349       1.683       433,418
                                                                                   2009   0.962       1.349       499,780
                                                                                   2008   1.711       0.962       423,284
                                                                                   2007   1.574       1.711       474,991
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.769       1.853       259,122
                                                                                   2015   1.936       1.769       342,476
                                                                                   2014   2.229       1.936       404,216
                                                                                   2013   1.855       2.229       482,079
                                                                                   2012   1.605       1.855       560,952
                                                                                   2011   1.838       1.605       659,711
                                                                                   2010   1.735       1.838       726,578
                                                                                   2009   1.296       1.735       720,976
                                                                                   2008   2.224       1.296       654,891
                                                                                   2007   1.971       2.224       723,589
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.626       2.591       264,547

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.741       2.626       338,060
                                                                                   2014   2.336       2.741       358,853
                                                                                   2013   1.622       2.336       411,813
                                                                                   2012   1.401       1.622       633,234
                                                                                   2011   1.403       1.401       598,391
                                                                                   2010   1.151       1.403       692,220
                                                                                   2009   0.878       1.151       773,260
                                                                                   2008   1.512       0.878       830,731
                                                                                   2007   1.577       1.512       920,562
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.903       1.909            --
                                                                                   2013   1.473       1.903        31,293
                                                                                   2012   1.312       1.473        91,986
                                                                                   2011   1.431       1.312       117,821
                                                                                   2010   1.255       1.431       123,958
                                                                                   2009   0.993       1.255       143,417
                                                                                   2008   1.602       0.993       161,507
                                                                                   2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.650       1.851        61,323
                                                                                   2015   1.767       1.650        94,813
                                                                                   2014   1.593       1.767       105,777
                                                                                   2013   1.297       1.593       120,262
                                                                                   2012   1.164       1.297       146,779
                                                                                   2011   1.106       1.164       182,083
                                                                                   2010   1.009       1.106       215,436
                                                                                   2009   0.842       1.009       224,692
                                                                                   2008   1.325       0.842       234,511
                                                                                   2007   1.326       1.325       235,616
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.187       1.241            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.298       1.332            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.542       1.592            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.751       1.951       673,893
                                                                                   2015   1.868       1.751       779,692
                                                                                   2014   1.850       1.868       897,694
                                                                                   2013   1.731       1.850     1,119,376
                                                                                   2012   1.520       1.731     1,343,188
                                                                                   2011   1.520       1.520     1,640,574
                                                                                   2010   1.445       1.520     1,528,073
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   2.010       2.305       326,753
                                                                                   2015   2.188       2.010       371,634
                                                                                   2014   2.067       2.188       400,003
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.919       2.091       214,022
                                                                                   2015   2.279       1.919       263,763
                                                                                   2014   2.409       2.279       322,334
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.851       0.806            --
                                                                                   2008   1.520       0.851       503,405
                                                                                   2007   1.463       1.520       565,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2016   1.793       1.737       369,583
                                                                                   2015   1.868       1.793       376,133
                                                                                   2014   2.054       1.868       376,053
                                                                                   2013   1.762       2.054       415,429
                                                                                   2012   1.545       1.762       498,479
                                                                                   2011   1.771       1.545       540,687
                                                                                   2010   1.627       1.771       574,162
                                                                                   2009   1.265       1.627       564,512
                                                                                   2008   2.246       1.265       655,778
                                                                                   2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.018       1.101            --
                                                                                   2012   0.990       1.018       336,292
                                                                                   2011   1.069       0.990       447,407
                                                                                   2010   0.890       1.069       576,675
                                                                                   2009   0.666       0.890       666,203
                                                                                   2008   1.060       0.666       700,535

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).............. 2012   0.856       0.961            --
                                                                                 2011   0.889       0.856       338,166
                                                                                 2010   0.831       0.889       519,645
                                                                                 2009   0.592       0.831       514,686
                                                                                 2008   1.120       0.592       395,198
                                                                                 2007   1.003       1.120       408,151
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.305       1.278       260,896
                                                                                 2015   1.285       1.305       312,140
                                                                                 2014   1.287       1.285       312,017
                                                                                 2013   1.036       1.287       360,622
                                                                                 2012   0.875       1.036       461,846
                                                                                 2011   0.978       0.875       522,909
                                                                                 2010   0.863       0.978       617,126
                                                                                 2009   0.632       0.863       683,959
                                                                                 2008   1.087       0.632       749,310
                                                                                 2007   1.047       1.087       994,696
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.422       1.426       580,630
                                                                                 2015   1.455       1.422       636,105
                                                                                 2014   1.429       1.455       755,981
                                                                                 2013   1.491       1.429     1,073,583
                                                                                 2012   1.396       1.491     1,529,282
                                                                                 2011   1.409       1.396     1,387,380
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   1.924       1.930            --
                                                                                 2015   1.973       1.924       482,616
                                                                                 2014   1.820       1.973       556,857
                                                                                 2013   1.404       1.820       671,410
                                                                                 2012   1.301       1.404       851,988
                                                                                 2011   1.486       1.301       978,361
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.485       1.517            --
                                                                                 2015   1.542       1.485     1,004,619
                                                                                 2014   1.511       1.542     1,163,667
                                                                                 2013   1.524       1.511     1,363,441
                                                                                 2012   1.400       1.524     1,512,121
                                                                                 2011   1.384       1.400     1,675,210
                                                                                 2010   1.264       1.384     1,803,608
                                                                                 2009   1.039       1.264     1,734,673
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.958       2.220        11,119
                                                                                 2015   2.076       1.958        12,075
                                                                                 2014   1.912       2.076        26,235
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.736       1.695       219,861
                                                                                 2015   1.674       1.736       260,609
                                                                                 2014   1.575       1.674       248,314
                                                                                 2013   1.202       1.575       283,886
                                                                                 2012   1.078       1.202       427,336
                                                                                 2011   1.213       1.078       469,671
                                                                                 2010   1.037       1.213       495,260
                                                                                 2009   0.829       1.037       495,607
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.887       0.870     1,232,140
                                                                                 2015   0.908       0.887     1,562,242
                                                                                 2014   0.929       0.908     1,371,972
                                                                                 2013   0.951       0.929     1,747,083
                                                                                 2012   0.973       0.951     2,213,265
                                                                                 2011   0.996       0.973     2,398,749
                                                                                 2010   1.019       0.996     2,788,304
                                                                                 2009   1.038       1.019     2,986,298
                                                                                 2008   1.033       1.038     4,776,389
                                                                                 2007   1.006       1.033     2,191,855
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.405       1.371       515,369
                                                                                 2015   1.300       1.405       539,309
                                                                                 2014   1.224       1.300       648,795
                                                                                 2013   0.916       1.224       221,446
                                                                                 2012   0.960       0.916       287,676
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.892       1.915       662,177
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.243       1.301     1,109,487
                                                                                 2015   1.289       1.243     1,524,589
                                                                                 2014   1.252       1.289     2,381,612

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2016   1.221       1.290       184,427
                                                                                2015   1.271       1.221       328,622
                                                                                2014   1.227       1.271     2,135,315
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2016   1.326       1.411       148,244
                                                                                2015   1.362       1.326       149,312
                                                                                2014   1.286       1.362       171,884
                                                                                2013   1.109       1.286       194,842
                                                                                2012   1.020       1.109       274,579
                                                                                2011   1.021       1.020       370,833
                                                                                2010   0.952       1.021       417,631
                                                                                2009   0.823       0.952       377,004
                                                                                2008   1.085       0.823       237,057
                                                                                2007   1.109       1.085       467,325
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2016   1.235       1.377       132,595
                                                                                2015   1.268       1.235       139,220
                                                                                2014   1.171       1.268       205,152
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.315       1.522       180,973
                                                                                2015   1.341       1.315       200,607
                                                                                2014   1.376       1.341       226,464
                                                                                2013   1.109       1.376       254,635
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.000       1.032            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.289       1.314            --
                                                                                2010   1.211       1.289       803,814
                                                                                2009   1.056       1.211     1,019,208
                                                                                2008   1.090       1.056     1,064,525
                                                                                2007   1.079       1.090       938,618
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.308       1.300            --
                                                                                2013   1.041       1.308       220,476
                                                                                2012   0.963       1.041       234,473
                                                                                2011   1.023       0.963       201,471
                                                                                2010   0.958       1.023       214,775
                                                                                2009   0.847       0.958       227,693
                                                                                2008   1.285       0.847       379,868
                                                                                2007   1.236       1.285       245,422
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.234       1.350            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.396       1.490            --
                                                                                2010   1.234       1.396     1,244,773
                                                                                2009   1.011       1.234     1,358,317
                                                                                2008   1.577       1.011     1,630,924
                                                                                2007   1.540       1.577     1,911,491
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.726       0.722            --
                                                                                2008   1.130       0.726       111,038
                                                                                2007   1.133       1.130        73,539
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.289       1.378            --
                                                                                2009   0.824       1.289     1,503,215
                                                                                2008   1.310       0.824     1,550,398
                                                                                2007   1.270       1.310     1,786,961
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.729       0.696            --
                                                                                2008   1.240       0.729       170,763
                                                                                2007   1.206       1.240       177,545
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.671       0.704            --
                                                                                2008   1.346       0.671       297,112
                                                                                2007   1.282       1.346       341,783
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.188       1.084            --
                                                                                2008   2.217       1.188       351,206
                                                                                2007   2.003       2.217       418,217
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.736       0.756            --
                                                                                2008   1.222       0.736       387,382
                                                                                2007   1.157       1.222       510,379
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.150       1.351            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.049       0.999            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.735       1.049       490,764
                                                                              2007   1.913       1.735       553,519
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.084       1.144            --
                                                                              2008   1.256       1.084     1,415,802
                                                                              2007   1.211       1.256     1,871,087
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.485       1.477            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.633       2.587            --
                                                                              2013   2.755       2.633       222,789
                                                                              2012   2.525       2.755       302,717
                                                                              2011   3.382       2.525       363,716
                                                                              2010   2.994       3.382       432,005
                                                                              2009   1.760       2.994       429,992
                                                                              2008   4.320       1.760       286,616
                                                                              2007   3.104       4.320       338,459
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.026       2.065            --
                                                                              2013   1.609       2.026       381,058
                                                                              2012   1.497       1.609       668,727
                                                                              2011   1.449       1.497       713,762
                                                                              2010   1.243       1.449       766,227
                                                                              2009   1.117       1.243       851,285
                                                                              2008   1.644       1.117       892,893
                                                                              2007   1.674       1.644       986,290
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.338       1.352            --
                                                                              2013   1.148       1.338       301,426
                                                                              2012   1.050       1.148       429,635
                                                                              2011   1.111       1.050       667,804
                                                                              2010   0.991       1.111       517,405
                                                                              2009   0.764       0.991       678,317
                                                                              2008   1.205       0.764       742,446
                                                                              2007   1.166       1.205       787,443
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.330       1.344            --
                                                                              2013   1.171       1.330     2,160,071
                                                                              2012   1.074       1.171     1,976,889
                                                                              2011   1.122       1.074     2,304,054
                                                                              2010   1.008       1.122     2,618,202
                                                                              2009   0.785       1.008     2,174,172
                                                                              2008   1.166       0.785     1,024,682
                                                                              2007   1.129       1.166     1,224,317
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.257       2.563       250,652
                                                                              2015   2.466       2.257       274,079
                                                                              2014   2.198       2.466       316,982
                                                                              2013   1.694       2.198       360,047
                                                                              2012   1.564       1.694       424,943
                                                                              2011   1.700       1.564       463,815
                                                                              2010   1.476       1.700       606,780
                                                                              2009   1.205       1.476       720,359
                                                                              2008   1.862       1.205       736,715
                                                                              2007   1.809       1.862       816,809
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   3.009       3.111        88,052
                                                                              2015   2.945       3.009        97,459
                                                                              2014   2.308       2.945       113,032
                                                                              2013   2.326       2.308       157,979
                                                                              2012   2.051       2.326       210,205
                                                                              2011   1.912       2.051       231,318
                                                                              2010   1.522       1.912       265,534
                                                                              2009   1.184       1.522       282,170
                                                                              2008   1.965       1.184       274,615
                                                                              2007   2.486       1.965       293,175

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.166       1.239            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.334       1.315            --
                                                                                   2007   1.250       1.334            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.647       1.867        15,630
                                                                                   2015   1.750       1.647        16,644
                                                                                   2014   1.648       1.750        17,862
                                                                                   2013   1.301       1.648        18,880
                                                                                   2012   1.190       1.301        19,971
                                                                                   2011   1.149       1.190        20,878
                                                                                   2010   0.975       1.149        22,127
                                                                                   2009   0.851       0.975        23,472
                                                                                   2008   1.195       0.851        23,472
                                                                                   2007   1.257       1.195        23,472
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   1.739       1.769            --
                                                                                   2015   1.828       1.739            --
                                                                                   2014   1.742       1.828            --
                                                                                   2013   1.291       1.742            --
                                                                                   2012   1.192       1.291            --
                                                                                   2011   1.282       1.192            --
                                                                                   2010   1.029       1.282            --
                                                                                   2009   0.734       1.029            --
                                                                                   2008   1.306       0.734            --
                                                                                   2007   1.202       1.306            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.314       1.376            --
                                                                                   2015   1.439       1.314            --
                                                                                   2014   1.658       1.439            --
                                                                                   2013   1.380       1.658            --
                                                                                   2012   1.195       1.380            --
                                                                                   2011   1.369       1.195            --
                                                                                   2010   1.293       1.369            --
                                                                                   2009   0.966       1.293            --
                                                                                   2008   1.659       0.966            --
                                                                                   2007   1.471       1.659            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.036       2.007         8,402
                                                                                   2015   2.126       2.036         8,948
                                                                                   2014   1.812       2.126            --
                                                                                   2013   1.259       1.812            --
                                                                                   2012   1.088       1.259            --
                                                                                   2011   1.091       1.088            --
                                                                                   2010   0.895       1.091            --
                                                                                   2009   0.683       0.895            --
                                                                                   2008   1.177       0.683        24,358
                                                                                   2007   1.228       1.177        24,358
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.449            --
                                                                                   2013   1.119       1.444            --
                                                                                   2012   0.996       1.119            --
                                                                                   2011   1.087       0.996            --
                                                                                   2010   0.955       1.087            --
                                                                                   2009   0.756       0.955            --
                                                                                   2008   1.220       0.756            --
                                                                                   2007   1.280       1.220            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.457       1.633     2,835,164
                                                                                   2015   1.560       1.457     3,165,558
                                                                                   2014   1.408       1.560     2,774,732
                                                                                   2013   1.147       1.408     2,394,567
                                                                                   2012   1.029       1.147       810,985
                                                                                   2011   0.978       1.029       590,021
                                                                                   2010   0.893       0.978       403,758
                                                                                   2009   0.746       0.893       436,993
                                                                                   2008   1.174       0.746       425,987
                                                                                   2007   1.176       1.174       517,962
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.185       1.239            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.151       1.181            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.201       1.239            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.583       1.762       214,445
                                                                               2015   1.689       1.583       293,496
                                                                               2014   1.674       1.689       317,505
                                                                               2013   1.567       1.674       377,833
                                                                               2012   1.377       1.567       407,068
                                                                               2011   1.377       1.377       439,433
                                                                               2010   1.310       1.377       466,033
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   1.575       1.804        20,241
                                                                               2015   1.715       1.575        21,554
                                                                               2014   1.620       1.715        17,165
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   1.255       1.366            --
                                                                               2015   1.490       1.255            --
                                                                               2014   1.576       1.490            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.711       0.674            --
                                                                               2008   1.271       0.711            --
                                                                               2007   1.224       1.271            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.402       1.358        16,686
                                                                               2015   1.462       1.402        16,531
                                                                               2014   1.608       1.462        28,376
                                                                               2013   1.380       1.608        33,485
                                                                               2012   1.211       1.380        36,399
                                                                               2011   1.389       1.211        85,215
                                                                               2010   1.276       1.389       110,147
                                                                               2009   0.993       1.276       123,124
                                                                               2008   1.764       0.993       144,732
                                                                               2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.014       1.097            --
                                                                               2012   0.987       1.014        20,631
                                                                               2011   1.066       0.987        22,778
                                                                               2010   0.888       1.066         1,211
                                                                               2009   0.665       0.888         1,320
                                                                               2008   1.058       0.665         1,150
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.854       0.958            --
                                                                               2011   0.886       0.854            --
                                                                               2010   0.830       0.886            --
                                                                               2009   0.591       0.830            --
                                                                               2008   1.119       0.591            --
                                                                               2007   1.003       1.119            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.299       1.272            --
                                                                               2015   1.279       1.299            --
                                                                               2014   1.282       1.279            --
                                                                               2013   1.033       1.282            --
                                                                               2012   0.873       1.033            --
                                                                               2011   0.975       0.873            --
                                                                               2010   0.861       0.975            --
                                                                               2009   0.631       0.861            --
                                                                               2008   1.087       0.631            --
                                                                               2007   1.046       1.087            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.372       1.375       226,294
                                                                               2015   1.405       1.372       272,846
                                                                               2014   1.380       1.405       588,805
                                                                               2013   1.441       1.380       706,686
                                                                               2012   1.350       1.441     1,401,293
                                                                               2011   1.363       1.350     1,457,451
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.612       1.617            --
                                                                               2015   1.655       1.612            --
                                                                               2014   1.527       1.655            --
                                                                               2013   1.178       1.527            --
                                                                               2012   1.093       1.178            --
                                                                               2011   1.249       1.093            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.501       1.534            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.560       1.501      1,441,591
                                                                                 2014   1.529       1.560      1,930,321
                                                                                 2013   1.543       1.529      2,570,270
                                                                                 2012   1.418       1.543      2,845,058
                                                                                 2011   1.403       1.418      2,707,456
                                                                                 2010   1.282       1.403      2,766,113
                                                                                 2009   1.054       1.282      1,986,678
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.484       1.683             --
                                                                                 2015   1.574       1.484             --
                                                                                 2014   1.450       1.574             --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.445       1.411             --
                                                                                 2015   1.395       1.445             --
                                                                                 2014   1.313       1.395             --
                                                                                 2013   1.003       1.313             --
                                                                                 2012   0.899       1.003             --
                                                                                 2011   1.012       0.899             --
                                                                                 2010   0.866       1.012             --
                                                                                 2009   0.693       0.866             --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.895       0.877      1,741,943
                                                                                 2015   0.916       0.895      1,324,757
                                                                                 2014   0.938       0.916      1,678,128
                                                                                 2013   0.960       0.938      1,850,491
                                                                                 2012   0.983       0.960      2,191,992
                                                                                 2011   1.006       0.983      2,956,894
                                                                                 2010   1.030       1.006      3,591,722
                                                                                 2009   1.050       1.030      5,196,783
                                                                                 2008   1.045       1.050      5,906,840
                                                                                 2007   1.019       1.045      5,419,780
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.398       1.364             --
                                                                                 2015   1.295       1.398             --
                                                                                 2014   1.219       1.295         26,098
                                                                                 2013   0.913       1.219             --
                                                                                 2012   0.950       0.913             --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.598       1.616         13,932
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.237       1.295     15,070,974
                                                                                 2015   1.283       1.237     17,150,529
                                                                                 2014   1.247       1.283     19,274,476
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.215       1.283     62,797,417
                                                                                 2015   1.265       1.215     66,326,083
                                                                                 2014   1.222       1.265     71,103,443
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.320       1.404      1,423,487
                                                                                 2015   1.356       1.320      1,618,019
                                                                                 2014   1.281       1.356      1,182,639
                                                                                 2013   1.105       1.281        913,192
                                                                                 2012   1.017       1.105        923,053
                                                                                 2011   1.019       1.017        931,473
                                                                                 2010   0.950       1.019      1,256,163
                                                                                 2009   0.822       0.950      1,626,999
                                                                                 2008   1.084       0.822        737,743
                                                                                 2007   1.108       1.084        451,073
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.233       1.374         17,975
                                                                                 2015   1.267       1.233         19,141
                                                                                 2014   1.171       1.267         20,541
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.308       1.513             --
                                                                                 2015   1.334       1.308             --
                                                                                 2014   1.370       1.334             --
                                                                                 2013   1.104       1.370             --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.993       1.024             --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.287       1.312             --
                                                                                 2010   1.209       1.287      1,592,349
                                                                                 2009   1.056       1.209      1,616,425
                                                                                 2008   1.090       1.056        761,951
                                                                                 2007   1.079       1.090        358,272

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.302       1.294            --
                                                                                2013   1.037       1.302        19,557
                                                                                2012   0.960       1.037        20,687
                                                                                2011   1.020       0.960        21,626
                                                                                2010   0.956       1.020        22,919
                                                                                2009   0.845       0.956        24,311
                                                                                2008   1.283       0.845        24,311
                                                                                2007   1.235       1.283        24,311
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.233       1.348            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.173       1.251            --
                                                                                2010   1.038       1.173            --
                                                                                2009   0.851       1.038            --
                                                                                2008   1.327       0.851            --
                                                                                2007   1.297       1.327            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.724       0.721            --
                                                                                2008   1.129       0.724     1,317,304
                                                                                2007   1.132       1.129     1,404,189
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.097       1.173            --
                                                                                2009   0.702       1.097       490,933
                                                                                2008   1.116       0.702       510,145
                                                                                2007   1.082       1.116       524,531
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.728       0.695            --
                                                                                2008   1.238       0.728            --
                                                                                2007   1.205       1.238            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.594       0.624            --
                                                                                2008   1.193       0.594            --
                                                                                2007   1.137       1.193            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.941       0.858            --
                                                                                2008   1.757       0.941            --
                                                                                2007   1.588       1.757            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.735       0.755            --
                                                                                2008   1.220       0.735            --
                                                                                2007   1.155       1.220            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.148       1.348            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.753       0.717            --
                                                                                2008   1.246       0.753            --
                                                                                2007   1.374       1.246            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.982       1.036            --
                                                                                2008   1.139       0.982     2,205,080
                                                                                2007   1.098       1.139     1,593,842
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.249       1.242            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.717       1.687            --
                                                                                2013   1.797       1.717            --
                                                                                2012   1.648       1.797            --
                                                                                2011   2.209       1.648            --
                                                                                2010   1.956       2.209            --
                                                                                2009   1.151       1.956            --
                                                                                2008   2.826       1.151        15,081
                                                                                2007   2.031       2.826        15,081
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.678       1.711            --
                                                                                2013   1.334       1.678        17,173
                                                                                2012   1.242       1.334        18,166
                                                                                2011   1.202       1.242        18,990
                                                                                2010   1.032       1.202        20,126
                                                                                2009   0.928       1.032        21,349
                                                                                2008   1.366       0.928        21,349
                                                                                2007   1.391       1.366        21,349
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.333       1.345       (43,872)

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.144       1.333     65,325,363
                                                                              2012   1.047       1.144     65,469,199
                                                                              2011   1.108       1.047     68,355,955
                                                                              2010   0.988       1.108     72,697,844
                                                                              2009   0.763       0.988     73,786,672
                                                                              2008   1.203       0.763     75,458,706
                                                                              2007   1.165       1.203     60,691,117
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.324       1.338             --
                                                                              2013   1.166       1.324     18,853,398
                                                                              2012   1.070       1.166     19,502,207
                                                                              2011   1.119       1.070     20,568,358
                                                                              2010   1.006       1.119     22,427,269
                                                                              2009   0.783       1.006     22,502,046
                                                                              2008   1.164       0.783     22,384,664
                                                                              2007   1.128       1.164     21,116,559
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.674       1.900             --
                                                                              2015   1.830       1.674             --
                                                                              2014   1.632       1.830             --
                                                                              2013   1.258       1.632             --
                                                                              2012   1.163       1.258             --
                                                                              2011   1.264       1.163             --
                                                                              2010   1.098       1.264             --
                                                                              2009   0.897       1.098             --
                                                                              2008   1.387       0.897             --
                                                                              2007   1.348       1.387             --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.234       2.309             --
                                                                              2015   2.188       2.234             --
                                                                              2014   1.716       2.188             --
                                                                              2013   1.730       1.716             --
                                                                              2012   1.526       1.730             --
                                                                              2011   1.423       1.526             --
                                                                              2010   1.133       1.423             --
                                                                              2009   0.882       1.133             --
                                                                              2008   1.465       0.882             --
                                                                              2007   1.854       1.465             --





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.158       1.231            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.289       1.271            --
                                                                             2007   1.209       1.289       115,905
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   1.615       1.830        61,395
                                                                             2015   1.717       1.615        77,576
                                                                             2014   1.617       1.717       103,179
                                                                             2013   1.277       1.617       151,386
                                                                             2012   1.169       1.277       158,518
                                                                             2011   1.129       1.169       175,779
                                                                             2010   0.959       1.129       191,623
                                                                             2009   0.837       0.959       225,156
                                                                             2008   1.176       0.837       546,969
                                                                             2007   1.238       1.176       182,271
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   1.695       1.724       526,774

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.784       1.695       532,878
                                                                                   2014   1.700       1.784       562,478
                                                                                   2013   1.261       1.700       601,851
                                                                                   2012   1.165       1.261       617,964
                                                                                   2011   1.254       1.165       626,682
                                                                                   2010   1.006       1.254       735,241
                                                                                   2009   0.718       1.006       818,470
                                                                                   2008   1.279       0.718       230,857
                                                                                   2007   1.178       1.279       240,490
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.311       1.372       380,097
                                                                                   2015   1.436       1.311       408,308
                                                                                   2014   1.655       1.436       444,499
                                                                                   2013   1.379       1.655       460,677
                                                                                   2012   1.195       1.379       479,599
                                                                                   2011   1.369       1.195       497,969
                                                                                   2010   1.294       1.369       491,308
                                                                                   2009   0.967       1.294       776,946
                                                                                   2008   1.661       0.967       734,973
                                                                                   2007   1.474       1.661     1,009,051
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.057       2.027       456,204
                                                                                   2015   2.148       2.057       547,296
                                                                                   2014   1.833       2.148       554,796
                                                                                   2013   1.274       1.833       912,543
                                                                                   2012   1.102       1.274       848,700
                                                                                   2011   1.104       1.102     1,045,739
                                                                                   2010   0.907       1.104       652,741
                                                                                   2009   0.692       0.907       153,130
                                                                                   2008   1.194       0.692        95,128
                                                                                   2007   1.246       1.194        89,097
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.448            --
                                                                                   2013   1.119       1.444        95,035
                                                                                   2012   0.997       1.119        51,376
                                                                                   2011   1.089       0.997        51,383
                                                                                   2010   0.956       1.089        51,390
                                                                                   2009   0.757       0.956        51,398
                                                                                   2008   1.223       0.757        51,407
                                                                                   2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.462       1.638       262,887
                                                                                   2015   1.567       1.462       290,661
                                                                                   2014   1.414       1.567       263,630
                                                                                   2013   1.153       1.414       285,258
                                                                                   2012   1.035       1.153       308,214
                                                                                   2011   0.984       1.035       306,157
                                                                                   2010   0.899       0.984       328,034
                                                                                   2009   0.751       0.899       318,021
                                                                                   2008   1.183       0.751       281,318
                                                                                   2007   1.185       1.183       271,788
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.184       1.238            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.161       1.190            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.218       1.257            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.598       1.779       409,592
                                                                                   2015   1.706       1.598       441,178
                                                                                   2014   1.692       1.706       594,895
                                                                                   2013   1.585       1.692       675,789
                                                                                   2012   1.393       1.585       600,939
                                                                                   2011   1.394       1.393       663,705
                                                                                   2010   1.327       1.394       615,186
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.561       1.788       354,804
                                                                                   2015   1.701       1.561       377,870
                                                                                   2014   1.608       1.701       467,139
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.335       1.453       370,933
                                                                                   2015   1.586       1.335       385,112
                                                                                   2014   1.678       1.586       492,678

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.705       0.668            --
                                                                               2008   1.262       0.705        99,535
                                                                               2007   1.215       1.262        71,136
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.406       1.361        88,591
                                                                               2015   1.466       1.406        95,636
                                                                               2014   1.614       1.466       117,137
                                                                               2013   1.386       1.614       124,428
                                                                               2012   1.217       1.386       189,920
                                                                               2011   1.396       1.217       207,976
                                                                               2010   1.283       1.396       214,340
                                                                               2009   0.999       1.283       214,349
                                                                               2008   1.776       0.999       358,020
                                                                               2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.011       1.092            --
                                                                               2012   0.983       1.011       183,981
                                                                               2011   1.063       0.983       179,180
                                                                               2010   0.886       1.063       188,939
                                                                               2009   0.664       0.886       189,232
                                                                               2008   1.057       0.664       181,467
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.852       0.955            --
                                                                               2011   0.884       0.852       159,574
                                                                               2010   0.828       0.884       841,661
                                                                               2009   0.590       0.828     1,015,192
                                                                               2008   1.118       0.590       167,030
                                                                               2007   1.002       1.118       290,116
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.421       1.424       266,377
                                                                               2015   1.456       1.421       314,554
                                                                               2014   1.431       1.456       416,808
                                                                               2013   1.494       1.431       642,545
                                                                               2012   1.401       1.494       804,181
                                                                               2011   1.415       1.401       742,170
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.586       1.590            --
                                                                               2015   1.628       1.586       419,101
                                                                               2014   1.504       1.628       483,266
                                                                               2013   1.160       1.504       141,814
                                                                               2012   1.077       1.160       147,279
                                                                               2011   1.231       1.077       169,688
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.553       1.586            --
                                                                               2015   1.614       1.553       124,173
                                                                               2014   1.583       1.614       252,577
                                                                               2013   1.599       1.583       651,521
                                                                               2012   1.470       1.599       614,621
                                                                               2011   1.455       1.470       650,282
                                                                               2010   1.330       1.455       339,841
                                                                               2009   1.094       1.330       343,294
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   1.482       1.680        82,909
                                                                               2015   1.573       1.482        67,041
                                                                               2014   1.450       1.573        50,886
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.429       1.394       185,820
                                                                               2015   1.380       1.429       163,566
                                                                               2014   1.299       1.380        95,643
                                                                               2013   0.993       1.299       109,352
                                                                               2012   0.891       0.993       127,389
                                                                               2011   1.003       0.891       114,549
                                                                               2010   0.859       1.003       111,124
                                                                               2009   0.687       0.859       107,639
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).............. 2016   0.893       0.875       816,531
                                                                               2015   0.915       0.893       842,751
                                                                               2014   0.937       0.915       990,301
                                                                               2013   0.960       0.937     1,100,005
                                                                               2012   0.983       0.960     1,003,845
                                                                               2011   1.007       0.983     1,425,723
                                                                               2010   1.032       1.007       954,833
                                                                               2009   1.052       1.032       993,445
                                                                               2008   1.048       1.052     1,168,375
                                                                               2007   1.022       1.048     1,099,935

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.391       1.356       343,515
                                                                                 2015   1.289       1.391       347,917
                                                                                 2014   1.214       1.289       337,077
                                                                                 2013   0.910       1.214       118,056
                                                                                 2012   0.950       0.910       151,490
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.591       1.609       410,948
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.231       1.288     1,334,869
                                                                                 2015   1.278       1.231     1,781,155
                                                                                 2014   1.242       1.278     1,872,295
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.209       1.277     2,732,726
                                                                                 2015   1.260       1.209     3,372,235
                                                                                 2014   1.218       1.260     3,869,212
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.313       1.396       203,706
                                                                                 2015   1.351       1.313       217,465
                                                                                 2014   1.277       1.351       213,548
                                                                                 2013   1.102       1.277       242,408
                                                                                 2012   1.014       1.102       247,308
                                                                                 2011   1.016       1.014       250,681
                                                                                 2010   0.948       1.016       199,582
                                                                                 2009   0.821       0.948       185,689
                                                                                 2008   1.083       0.821       112,301
                                                                                 2007   1.108       1.083        19,627
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.231       1.372       485,057
                                                                                 2015   1.266       1.231       502,470
                                                                                 2014   1.170       1.266       573,862
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.301       1.504       153,018
                                                                                 2015   1.328       1.301       162,178
                                                                                 2014   1.364       1.328       148,330
                                                                                 2013   1.100       1.364       164,060
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.033       1.065            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.285       1.310            --
                                                                                 2010   1.208       1.285       246,457
                                                                                 2009   1.055       1.208       284,015
                                                                                 2008   1.090       1.055       294,807
                                                                                 2007   1.079       1.090       234,900
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.296       1.289            --
                                                                                 2013   1.033       1.296       176,803
                                                                                 2012   0.957       1.033       188,703
                                                                                 2011   1.017       0.957       222,682
                                                                                 2010   0.953       1.017       236,235
                                                                                 2009   0.844       0.953       264,439
                                                                                 2008   1.281       0.844       857,034
                                                                                 2007   1.234       1.281       351,294
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.232       1.347            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.157       1.234            --
                                                                                 2010   1.024       1.157       172,825
                                                                                 2009   0.840       1.024       215,152
                                                                                 2008   1.310       0.840       881,928
                                                                                 2007   1.281       1.310       284,877
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.723       0.719            --
                                                                                 2008   1.127       0.723       670,127
                                                                                 2007   1.131       1.127       214,579
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.152       1.231            --
                                                                                 2009   0.737       1.152       569,576
                                                                                 2008   1.173       0.737       214,792
                                                                                 2007   1.138       1.173        84,970
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.727       0.694            --
                                                                                 2008   1.236       0.727     1,350,331
                                                                                 2007   1.204       1.236     1,382,192
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.605       0.635            --
                                                                                 2008   1.216       0.605       118,118
                                                                                 2007   1.159       1.216       115,117

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer International Value VCT Subaccount (Class II) (6/03)................ 2009   0.932       0.850            --
                                                                              2008   1.741       0.932       140,664
                                                                              2007   1.575       1.741       142,119
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.721       0.740            --
                                                                              2008   1.197       0.721       389,611
                                                                              2007   1.134       1.197       346,174
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.086       1.275            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.763       0.727            --
                                                                              2008   1.264       0.763        80,722
                                                                              2007   1.395       1.264        81,256
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.018       1.074            --
                                                                              2008   1.181       1.018       215,731
                                                                              2007   1.140       1.181       181,819
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.247       1.239            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.939       1.904         3,721
                                                                              2013   2.031       1.939       381,507
                                                                              2012   1.863       2.031       529,460
                                                                              2011   2.498       1.863       535,412
                                                                              2010   2.213       2.498       985,223
                                                                              2009   1.303       2.213       997,453
                                                                              2008   3.201       1.303       292,160
                                                                              2007   2.302       3.201       515,195
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.661       1.693            --
                                                                              2013   1.320       1.661       250,463
                                                                              2012   1.230       1.320       247,974
                                                                              2011   1.191       1.230       271,700
                                                                              2010   1.023       1.191       280,700
                                                                              2009   0.920       1.023       263,632
                                                                              2008   1.356       0.920       561,548
                                                                              2007   1.382       1.356       240,910
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.327       1.339            --
                                                                              2013   1.140       1.327     3,173,508
                                                                              2012   1.043       1.140     3,268,239
                                                                              2011   1.105       1.043     3,739,259
                                                                              2010   0.986       1.105     4,147,463
                                                                              2009   0.761       0.986     4,383,896
                                                                              2008   1.201       0.761     3,771,839
                                                                              2007   1.164       1.201     3,807,967
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.319       1.332            --
                                                                              2013   1.162       1.319     1,648,937
                                                                              2012   1.067       1.162     1,766,313
                                                                              2011   1.116       1.067     1,982,709
                                                                              2010   1.003       1.116     2,283,225
                                                                              2009   0.782       1.003     2,867,080
                                                                              2008   1.163       0.782     2,930,986
                                                                              2007   1.127       1.163     2,961,806
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.628       1.848       202,331
                                                                              2015   1.781       1.628       213,122
                                                                              2014   1.589       1.781       219,672
                                                                              2013   1.226       1.589       246,662
                                                                              2012   1.133       1.226       133,408
                                                                              2011   1.233       1.133       151,802
                                                                              2010   1.071       1.233       268,208
                                                                              2009   0.876       1.071       606,425
                                                                              2008   1.354       0.876       268,849
                                                                              2007   1.317       1.354       135,325
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.344       2.422       286,784
                                                                              2015   2.297       2.344       318,238
                                                                              2014   1.802       2.297       326,524
                                                                              2013   1.818       1.802       372,563
                                                                              2012   1.604       1.818       388,723
                                                                              2011   1.497       1.604       411,758
                                                                              2010   1.193       1.497       436,616
                                                                              2009   0.929       1.193       419,985
                                                                              2008   1.543       0.929       252,574
                                                                              2007   1.954       1.543       139,629

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.383       1.470            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.653       1.629            --
                                                                                   2007   1.551       1.653       228,710
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.948       2.205       165,490
                                                                                   2015   2.073       1.948       191,408
                                                                                   2014   1.955       2.073       205,759
                                                                                   2013   1.546       1.955       261,992
                                                                                   2012   1.416       1.546       271,100
                                                                                   2011   1.369       1.416       361,904
                                                                                   2010   1.164       1.369       356,661
                                                                                   2009   1.017       1.164       424,566
                                                                                   2008   1.430       1.017       392,551
                                                                                   2007   1.507       1.430       418,742
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   2.230       2.265        31,092
                                                                                   2015   2.348       2.230        31,367
                                                                                   2014   2.240       2.348        31,929
                                                                                   2013   1.663       2.240        30,344
                                                                                   2012   1.538       1.663        45,031
                                                                                   2011   1.657       1.538        58,998
                                                                                   2010   1.331       1.657        62,052
                                                                                   2009   0.951       1.331        79,655
                                                                                   2008   1.695       0.951        80,904
                                                                                   2007   1.563       1.695        85,548
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.725       1.803        30,886
                                                                                   2015   1.891       1.725        39,529
                                                                                   2014   2.182       1.891        52,087
                                                                                   2013   1.819       2.182        71,202
                                                                                   2012   1.578       1.819       109,579
                                                                                   2011   1.810       1.578       162,436
                                                                                   2010   1.712       1.810       142,996
                                                                                   2009   1.281       1.712       159,291
                                                                                   2008   2.203       1.281       129,454
                                                                                   2007   1.957       2.203       262,279
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.561       2.521        50,079
                                                                                   2015   2.677       2.561        53,481
                                                                                   2014   2.286       2.677        55,371
                                                                                   2013   1.591       2.286        62,384
                                                                                   2012   1.377       1.591        83,353
                                                                                   2011   1.382       1.377       147,121
                                                                                   2010   1.136       1.382       153,060
                                                                                   2009   0.868       1.136       170,838
                                                                                   2008   1.498       0.868       180,966
                                                                                   2007   1.565       1.498       183,484
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.863       1.867            --
                                                                                   2013   1.445       1.863       248,798
                                                                                   2012   1.289       1.445       257,503
                                                                                   2011   1.409       1.289       259,821
                                                                                   2010   1.239       1.409        26,289
                                                                                   2009   0.982       1.239        25,930
                                                                                   2008   1.587       0.982        16,093
                                                                                   2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.609       1.801       159,616
                                                                                   2015   1.726       1.609       179,345
                                                                                   2014   1.560       1.726       248,729
                                                                                   2013   1.272       1.560       318,106
                                                                                   2012   1.144       1.272       251,757
                                                                                   2011   1.089       1.144       188,779
                                                                                   2010   0.996       1.089       189,004
                                                                                   2009   0.832       0.996       216,896
                                                                                   2008   1.312       0.832       256,644
                                                                                   2007   1.316       1.312       267,905
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.182       1.235            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.289       1.321            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.530       1.579            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.708       1.898       349,671
                                                                               2015   1.825       1.708       603,262
                                                                               2014   1.811       1.825       643,338
                                                                               2013   1.699       1.811       716,523
                                                                               2012   1.495       1.699       741,214
                                                                               2011   1.497       1.495     1,308,085
                                                                               2010   1.425       1.497     1,324,886
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   1.960       2.242       205,617
                                                                               2015   2.137       1.960       213,484
                                                                               2014   2.022       2.137       263,072
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   1.871       2.035        60,133
                                                                               2015   2.226       1.871        63,142
                                                                               2014   2.357       2.226        74,164
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.841       0.797            --
                                                                               2008   1.506       0.841        59,726
                                                                               2007   1.452       1.506        61,389
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.748       1.690         5,371
                                                                               2015   1.825       1.748        20,982
                                                                               2014   2.011       1.825        22,034
                                                                               2013   1.729       2.011        23,427
                                                                               2012   1.519       1.729        28,517
                                                                               2011   1.744       1.519        31,274
                                                                               2010   1.605       1.744        81,624
                                                                               2009   1.251       1.605       160,878
                                                                               2008   2.226       1.251       112,208
                                                                               2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.003       1.084            --
                                                                               2012   0.977       1.003       346,323
                                                                               2011   1.057       0.977       343,251
                                                                               2010   0.882       1.057       341,884
                                                                               2009   0.662       0.882       360,279
                                                                               2008   1.054       0.662       353,144
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.847       0.949            --
                                                                               2011   0.880       0.847        72,673
                                                                               2010   0.825       0.880        77,258
                                                                               2009   0.589       0.825       270,299
                                                                               2008   1.117       0.589       135,501
                                                                               2007   1.002       1.117       142,287
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.280       1.251        55,407
                                                                               2015   1.263       1.280        56,705
                                                                               2014   1.268       1.263        72,611
                                                                               2013   1.022       1.268        72,111
                                                                               2012   0.865       1.022        63,788
                                                                               2011   0.969       0.865        84,592
                                                                               2010   0.857       0.969        91,061
                                                                               2009   0.628       0.857       124,034
                                                                               2008   1.084       0.628       132,719
                                                                               2007   1.045       1.084       120,402
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.386       1.387       116,157
                                                                               2015   1.421       1.386       232,744
                                                                               2014   1.399       1.421       592,616
                                                                               2013   1.462       1.399       698,005
                                                                               2012   1.372       1.462       719,832
                                                                               2011   1.387       1.372       665,578
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.876       1.880            --
                                                                               2015   1.928       1.876        78,364
                                                                               2014   1.782       1.928        93,111
                                                                               2013   1.377       1.782       104,892
                                                                               2012   1.279       1.377       107,669
                                                                               2011   1.463       1.279       161,576
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.448       1.479            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.507       1.448        299,639
                                                                                 2014   1.479       1.507        437,253
                                                                                 2013   1.495       1.479        556,363
                                                                                 2012   1.376       1.495        556,976
                                                                                 2011   1.364       1.376        600,493
                                                                                 2010   1.248       1.364        542,857
                                                                                 2009   1.027       1.248        486,895
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.909       2.160        237,087
                                                                                 2015   2.028       1.909        237,896
                                                                                 2014   1.870       2.028        238,396
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.692       1.650         33,861
                                                                                 2015   1.635       1.692         41,655
                                                                                 2014   1.542       1.635         54,729
                                                                                 2013   1.179       1.542         57,273
                                                                                 2012   1.059       1.179         52,247
                                                                                 2011   1.194       1.059         71,439
                                                                                 2010   1.024       1.194         53,065
                                                                                 2009   0.819       1.024         64,955
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.865       0.847        185,189
                                                                                 2015   0.887       0.865        192,133
                                                                                 2014   0.910       0.887        249,444
                                                                                 2013   0.933       0.910        415,405
                                                                                 2012   0.956       0.933        518,264
                                                                                 2011   0.980       0.956      1,098,230
                                                                                 2010   1.005       0.980      1,480,833
                                                                                 2009   1.026       1.005      2,374,369
                                                                                 2008   1.023       1.026      1,756,078
                                                                                 2007   0.999       1.023      1,507,902
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.378       1.342         38,596
                                                                                 2015   1.278       1.378         64,616
                                                                                 2014   1.205       1.278         71,274
                                                                                 2013   0.904       1.205         18,139
                                                                                 2012   0.940       0.904         20,120
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.844       1.864         80,089
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.220       1.274      2,259,148
                                                                                 2015   1.266       1.220      2,355,557
                                                                                 2014   1.232       1.266      2,729,385
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.197       1.263      9,209,573
                                                                                 2015   1.249       1.197      9,579,342
                                                                                 2014   1.208       1.249     10,220,092
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.301       1.382        106,501
                                                                                 2015   1.339       1.301        113,123
                                                                                 2014   1.267       1.339        140,256
                                                                                 2013   1.094       1.267        147,793
                                                                                 2012   1.008       1.094        163,493
                                                                                 2011   1.012       1.008         53,880
                                                                                 2010   0.945       1.012         58,722
                                                                                 2009   0.819       0.945        111,198
                                                                                 2008   1.081       0.819         51,801
                                                                                 2007   1.107       1.081        101,165
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.228       1.367        372,062
                                                                                 2015   1.264       1.228        153,463
                                                                                 2014   1.169       1.264        177,168
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.288       1.487        297,637
                                                                                 2015   1.315       1.288        332,933
                                                                                 2014   1.352       1.315        349,151
                                                                                 2013   1.091       1.352        350,373
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.993       1.022             --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.281       1.305             --
                                                                                 2010   1.206       1.281        175,782
                                                                                 2009   1.054       1.206        194,673
                                                                                 2008   1.090       1.054        174,377
                                                                                 2007   1.079       1.090        188,444

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.285       1.277            --
                                                                                2013   1.025       1.285       164,817
                                                                                2012   0.950       1.025       178,621
                                                                                2011   1.011       0.950       389,620
                                                                                2010   0.949       1.011       400,372
                                                                                2009   0.841       0.949       406,630
                                                                                2008   1.278       0.841       435,625
                                                                                2007   1.232       1.278       427,705
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.230       1.343            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.375       1.466            --
                                                                                2010   1.218       1.375       170,772
                                                                                2009   1.000       1.218       213,496
                                                                                2008   1.562       1.000       225,225
                                                                                2007   1.529       1.562       243,112
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.720       0.716            --
                                                                                2008   1.124       0.720       405,420
                                                                                2007   1.129       1.124       444,424
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.272       1.359            --
                                                                                2009   0.815       1.272     1,413,638
                                                                                2008   1.298       0.815       978,856
                                                                                2007   1.260       1.298     1,000,040
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.724       0.691            --
                                                                                2008   1.233       0.724        40,809
                                                                                2007   1.202       1.233        40,846
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.663       0.696            --
                                                                                2008   1.333       0.663        68,475
                                                                                2007   1.273       1.333        71,046
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.175       1.071            --
                                                                                2008   2.196       1.175       210,915
                                                                                2007   1.989       2.196       209,903
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.729       0.749            --
                                                                                2008   1.213       0.729       181,779
                                                                                2007   1.150       1.213       207,031
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.143       1.341            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.038       0.987            --
                                                                                2008   1.719       1.038       207,821
                                                                                2007   1.899       1.719       206,750
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.072       1.130            --
                                                                                2008   1.245       1.072       278,395
                                                                                2007   1.202       1.245       207,253
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.474       1.464            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.578       2.530            --
                                                                                2013   2.702       2.578        55,442
                                                                                2012   2.481       2.702        53,280
                                                                                2011   3.331       2.481        90,916
                                                                                2010   2.954       3.331        90,347
                                                                                2009   1.740       2.954       164,620
                                                                                2008   4.280       1.740        52,829
                                                                                2007   3.081       4.280        49,146
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.983       2.020            --
                                                                                2013   1.578       1.983       280,291
                                                                                2012   1.472       1.578       288,240
                                                                                2011   1.427       1.472       304,863
                                                                                2010   1.227       1.427       290,462
                                                                                2009   1.104       1.227       295,729
                                                                                2008   1.629       1.104       297,674
                                                                                2007   1.661       1.629       293,527
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.315       1.327            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.131       1.315      9,827,793
                                                                              2012   1.036       1.131     10,424,698
                                                                              2011   1.098       1.036     10,941,896
                                                                              2010   0.981       1.098     11,262,669
                                                                              2009   0.758       0.981     12,432,936
                                                                              2008   1.198       0.758     13,235,094
                                                                              2007   1.162       1.198     12,137,604
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.307       1.320             --
                                                                              2013   1.153       1.307      2,670,234
                                                                              2012   1.059       1.153      2,617,460
                                                                              2011   1.109       1.059      3,449,526
                                                                              2010   0.998       1.109      4,068,202
                                                                              2009   0.779       0.998      3,668,863
                                                                              2008   1.159       0.779      3,677,625
                                                                              2007   1.125       1.159      2,889,972
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   2.200       2.494        185,526
                                                                              2015   2.409       2.200        190,388
                                                                              2014   2.151       2.409        192,009
                                                                              2013   1.662       2.151        194,422
                                                                              2012   1.538       1.662        193,530
                                                                              2011   1.674       1.538        219,801
                                                                              2010   1.456       1.674        222,235
                                                                              2009   1.192       1.456        236,241
                                                                              2008   1.845       1.192        257,840
                                                                              2007   1.796       1.845        276,978
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.933       3.027         59,719
                                                                              2015   2.877       2.933         64,819
                                                                              2014   2.260       2.877         67,725
                                                                              2013   2.282       2.260         75,791
                                                                              2012   2.016       2.282         78,027
                                                                              2011   1.883       2.016        154,738
                                                                              2010   1.502       1.883        158,887
                                                                              2009   1.171       1.502        167,592
                                                                              2008   1.947       1.171         81,651
                                                                              2007   2.468       1.947         98,539





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.111       1.180    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.206       1.188    --
                                                                             2007   1.132       1.206    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   1.486       1.681    --
                                                                             2015   1.582       1.486    --
                                                                             2014   1.493       1.582    --
                                                                             2013   1.181       1.493    --
                                                                             2012   1.082       1.181    --
                                                                             2011   1.047       1.082    --
                                                                             2010   0.890       1.047    --
                                                                             2009   0.778       0.890    --
                                                                             2008   1.095       0.778    --
                                                                             2007   1.155       1.095    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   1.578       1.602    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.663       1.578            --
                                                                                   2014   1.587       1.663            --
                                                                                   2013   1.179       1.587            --
                                                                                   2012   1.091       1.179            --
                                                                                   2011   1.176       1.091            --
                                                                                   2010   0.945       1.176            --
                                                                                   2009   0.675       0.945            --
                                                                                   2008   1.205       0.675            --
                                                                                   2007   1.111       1.205            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.110       1.160            --
                                                                                   2015   1.218       1.110            --
                                                                                   2014   1.406       1.218            --
                                                                                   2013   1.173       1.406            --
                                                                                   2012   1.018       1.173            --
                                                                                   2011   1.168       1.018            --
                                                                                   2010   1.105       1.168            --
                                                                                   2009   0.827       1.105            --
                                                                                   2008   1.424       0.827            --
                                                                                   2007   1.265       1.424            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   1.950       1.918            --
                                                                                   2015   2.039       1.950            --
                                                                                   2014   1.742       2.039            --
                                                                                   2013   1.213       1.742            --
                                                                                   2012   1.050       1.213            --
                                                                                   2011   1.055       1.050            --
                                                                                   2010   0.868       1.055            --
                                                                                   2009   0.663       0.868            --
                                                                                   2008   1.145       0.663            --
                                                                                   2007   1.197       1.145            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.369       1.372            --
                                                                                   2013   1.063       1.369            --
                                                                                   2012   0.948       1.063            --
                                                                                   2011   1.037       0.948            --
                                                                                   2010   0.912       1.037            --
                                                                                   2009   0.724       0.912            --
                                                                                   2008   1.170       0.724            --
                                                                                   2007   1.230       1.170            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.374       1.538       158,402
                                                                                   2015   1.475       1.374       159,426
                                                                                   2014   1.334       1.475       159,862
                                                                                   2013   1.088       1.334       139,336
                                                                                   2012   0.979       1.088        50,991
                                                                                   2011   0.932       0.979        45,825
                                                                                   2010   0.853       0.932        47,001
                                                                                   2009   0.714       0.853        45,399
                                                                                   2008   1.125       0.714        35,825
                                                                                   2007   1.129       1.125        24,085
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.181       1.234            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.106       1.134            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.170       1.207            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.411       1.568       218,752
                                                                                   2015   1.509       1.411       193,260
                                                                                   2014   1.498       1.509       203,141
                                                                                   2013   1.406       1.498       213,808
                                                                                   2012   1.238       1.406       216,104
                                                                                   2011   1.240       1.238       212,408
                                                                                   2010   1.181       1.240       224,182
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.432       1.637            --
                                                                                   2015   1.562       1.432            --
                                                                                   2014   1.478       1.562            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.109       1.206            --
                                                                                   2015   1.320       1.109            --
                                                                                   2014   1.398       1.320            --

                        PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............ 2009   0.675       0.639            --
                                                                             2008   1.209       0.675            --
                                                                             2007   1.165       1.209            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2016   1.192       1.152           304
                                                                             2015   1.245       1.192           307
                                                                             2014   1.373       1.245           310
                                                                             2013   1.181       1.373         2,721
                                                                             2012   1.038       1.181         2,725
                                                                             2011   1.193       1.038            --
                                                                             2010   1.098       1.193           629
                                                                             2009   0.856       1.098           649
                                                                             2008   1.524       0.856           668
                                                                             2007   1.461       1.524            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.999       1.079            --
                                                                             2012   0.974       0.999        15,998
                                                                             2011   1.054       0.974        15,163
                                                                             2010   0.880       1.054        19,059
                                                                             2009   0.660       0.880        19,383
                                                                             2008   1.052       0.660        19,175
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).......... 2012   0.844       0.946            --
                                                                             2011   0.878       0.844            --
                                                                             2010   0.824       0.878            --
                                                                             2009   0.588       0.824            --
                                                                             2008   1.116       0.588            --
                                                                             2007   1.001       1.116            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................ 2016   1.299       1.299        52,830
                                                                             2015   1.333       1.299        63,213
                                                                             2014   1.312       1.333        65,022
                                                                             2013   1.372       1.312        66,648
                                                                             2012   1.288       1.372        68,115
                                                                             2011   1.303       1.288        69,888
 MIST Pioneer Fund Subaccount (Class B) (5/11).............................. 2016   1.443       1.447            --
                                                                             2015   1.484       1.443            --
                                                                             2014   1.372       1.484            --
                                                                             2013   1.061       1.372            --
                                                                             2012   0.986       1.061            --
                                                                             2011   1.128       0.986            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................. 2016   1.378       1.406            --
                                                                             2015   1.434       1.378       528,670
                                                                             2014   1.409       1.434       535,552
                                                                             2013   1.425       1.409       524,702
                                                                             2012   1.312       1.425       530,170
                                                                             2011   1.300       1.312       538,862
                                                                             2010   1.191       1.300       551,548
                                                                             2009   0.980       1.191       551,501
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............. 2016   1.402       1.586            --
                                                                             2015   1.490       1.402            --
                                                                             2014   1.374       1.490            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............. 2016   1.353       1.318            --
                                                                             2015   1.308       1.353            --
                                                                             2014   1.234       1.308            --
                                                                             2013   0.944       1.234            --
                                                                             2012   0.849       0.944            --
                                                                             2011   0.957       0.849            --
                                                                             2010   0.821       0.957            --
                                                                             2009   0.657       0.821            --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)............ 2016   0.885       0.865       437,535
                                                                             2015   0.907       0.885       183,726
                                                                             2014   0.931       0.907       198,307
                                                                             2013   0.955       0.931       214,253
                                                                             2012   0.980       0.955       225,760
                                                                             2011   1.005       0.980       212,307
                                                                             2010   1.031       1.005       342,601
                                                                             2009   1.053       1.031       478,147
                                                                             2008   1.050       1.053       399,438
                                                                             2007   1.026       1.050       606,585

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.371       1.335         6,654
                                                                                 2015   1.272       1.371         6,658
                                                                                 2014   1.200       1.272         6,662
                                                                                 2013   0.901       1.200            --
                                                                                 2012   0.940       0.901            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.446       1.461            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.214       1.267     3,754,936
                                                                                 2015   1.261       1.214     4,215,413
                                                                                 2014   1.227       1.261     4,935,159
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.192       1.256     5,434,537
                                                                                 2015   1.244       1.192     5,502,649
                                                                                 2014   1.203       1.244     5,624,745
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.294       1.374       124,036
                                                                                 2015   1.333       1.294        70,669
                                                                                 2014   1.262       1.333        70,874
                                                                                 2013   1.091       1.262        71,081
                                                                                 2012   1.005       1.091        71,309
                                                                                 2011   1.009       1.005        71,568
                                                                                 2010   0.943       1.009        71,814
                                                                                 2009   0.818       0.943        72,053
                                                                                 2008   1.080       0.818        72,950
                                                                                 2007   1.106       1.080            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.226       1.364            --
                                                                                 2015   1.263       1.226            --
                                                                                 2014   1.168       1.263            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.281       1.478            --
                                                                                 2015   1.309       1.281            --
                                                                                 2014   1.347       1.309         9,017
                                                                                 2013   1.087       1.347        12,934
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.993       1.023            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.279       1.303            --
                                                                                 2010   1.204       1.279       182,288
                                                                                 2009   1.053       1.204       188,005
                                                                                 2008   1.090       1.053        45,072
                                                                                 2007   1.079       1.090        26,640
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2014   1.280       1.271            --
                                                                                 2013   1.021       1.280            --
                                                                                 2012   0.947       1.021            --
                                                                                 2011   1.008       0.947            --
                                                                                 2010   0.947       1.008            --
                                                                                 2009   0.839       0.947            --
                                                                                 2008   1.276       0.839            --
                                                                                 2007   1.230       1.276            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.229       1.341            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.061       1.131            --
                                                                                 2010   0.940       1.061            --
                                                                                 2009   0.772       0.940            --
                                                                                 2008   1.207       0.772            --
                                                                                 2007   1.182       1.207            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.719       0.715            --
                                                                                 2008   1.122       0.719       239,497
                                                                                 2007   1.128       1.122       183,787
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.052       1.124            --
                                                                                 2009   0.674       1.052       218,139
                                                                                 2008   1.074       0.674       139,380
                                                                                 2007   1.044       1.074       109,792
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.723       0.689            --
                                                                                 2008   1.231       0.723            --
                                                                                 2007   1.201       1.231            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.562       0.590            --
                                                                                 2008   1.131       0.562            --
                                                                                 2007   1.080       1.131            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer International Value VCT Subaccount (Class II) (6/03)................ 2009   0.791       0.720            --
                                                                              2008   1.479       0.791            --
                                                                              2007   1.340       1.479            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.692       0.711            --
                                                                              2008   1.152       0.692            --
                                                                              2007   1.093       1.152            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.064       1.247            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.668       0.636            --
                                                                              2008   1.108       0.668            --
                                                                              2007   1.225       1.108            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.918       0.968            --
                                                                              2008   1.066       0.918       558,876
                                                                              2007   1.030       1.066       214,553
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.144       1.135            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.419       1.393            --
                                                                              2013   1.488       1.419            --
                                                                              2012   1.368       1.488            --
                                                                              2011   1.837       1.368            --
                                                                              2010   1.630       1.837            --
                                                                              2009   0.961       1.630            --
                                                                              2008   2.364       0.961            --
                                                                              2007   1.702       2.364            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.450       1.477            --
                                                                              2013   1.155       1.450            --
                                                                              2012   1.077       1.155            --
                                                                              2011   1.045       1.077            --
                                                                              2010   0.899       1.045            --
                                                                              2009   0.810       0.899            --
                                                                              2008   1.195       0.810            --
                                                                              2007   1.219       1.195            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.309       1.321            --
                                                                              2013   1.126       1.309     5,653,792
                                                                              2012   1.033       1.126     5,693,168
                                                                              2011   1.095       1.033     5,870,064
                                                                              2010   0.979       1.095     6,246,359
                                                                              2009   0.757       0.979     6,297,902
                                                                              2008   1.196       0.757     6,466,610
                                                                              2007   1.161       1.196     5,710,624
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.301       1.314            --
                                                                              2013   1.148       1.301     4,905,615
                                                                              2012   1.056       1.148     5,183,002
                                                                              2011   1.106       1.056     5,363,189
                                                                              2010   0.996       1.106     5,194,071
                                                                              2009   0.777       0.996     5,248,899
                                                                              2008   1.158       0.777     5,624,649
                                                                              2007   1.124       1.158     4,836,462
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.408       1.595            --
                                                                              2015   1.542       1.408            --
                                                                              2014   1.378       1.542            --
                                                                              2013   1.065       1.378            --
                                                                              2012   0.986       1.065            --
                                                                              2011   1.074       0.986            --
                                                                              2010   0.934       1.074            --
                                                                              2009   0.765       0.934            --
                                                                              2008   1.185       0.765            --
                                                                              2007   1.154       1.185            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   1.846       1.904            --
                                                                              2015   1.812       1.846            --
                                                                              2014   1.424       1.812            --
                                                                              2013   1.438       1.424            --
                                                                              2012   1.271       1.438            --
                                                                              2011   1.188       1.271            --
                                                                              2010   0.948       1.188            --
                                                                              2009   0.739       0.948            --
                                                                              2008   1.230       0.739            --
                                                                              2007   1.560       1.230            --

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.152       1.223            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.280       1.261            --
                                                                                   2007   1.203       1.280         2,902
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.578       1.784         6,390
                                                                                   2015   1.681       1.578         7,011
                                                                                   2014   1.587       1.681         7,230
                                                                                   2013   1.256       1.587         7,493
                                                                                   2012   1.151       1.256         8,386
                                                                                   2011   1.115       1.151         8,840
                                                                                   2010   0.948       1.115         9,752
                                                                                   2009   0.829       0.948        15,996
                                                                                   2008   1.168       0.829        17,661
                                                                                   2007   1.232       1.168        18,654
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   1.657       1.681           868
                                                                                   2015   1.747       1.657           872
                                                                                   2014   1.668       1.747           875
                                                                                   2013   1.239       1.668           879
                                                                                   2012   1.148       1.239           882
                                                                                   2011   1.237       1.148         5,978
                                                                                   2010   0.995       1.237         6,122
                                                                                   2009   0.711       0.995         6,789
                                                                                   2008   1.270       0.711         7,054
                                                                                   2007   1.172       1.270         6,361
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.281       1.338         5,471
                                                                                   2015   1.406       1.281         5,473
                                                                                   2014   1.624       1.406        28,656
                                                                                   2013   1.355       1.624       114,676
                                                                                   2012   1.177       1.355       118,023
                                                                                   2011   1.351       1.177       125,466
                                                                                   2010   1.279       1.351       122,966
                                                                                   2009   0.958       1.279       120,080
                                                                                   2008   1.650       0.958       118,480
                                                                                   2007   1.467       1.650       112,977
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   2.010       1.977        22,355
                                                                                   2015   2.104       2.010        22,338
                                                                                   2014   1.798       2.104        22,338
                                                                                   2013   1.252       1.798        22,543
                                                                                   2012   1.085       1.252        22,926
                                                                                   2011   1.090       1.085        28,616
                                                                                   2010   0.897       1.090        29,174
                                                                                   2009   0.686       0.897        28,127
                                                                                   2008   1.185       0.686        44,064
                                                                                   2007   1.239       1.185        43,036
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.417       1.420            --
                                                                                   2013   1.100       1.417           653
                                                                                   2012   0.982       1.100           655
                                                                                   2011   1.075       0.982           657
                                                                                   2010   0.946       1.075           659
                                                                                   2009   0.750       0.946           745
                                                                                   2008   1.215       0.750           747
                                                                                   2007   1.277       1.215           749
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.429       1.598        10,055
                                                                                   2015   1.534       1.429        10,057
                                                                                   2014   1.388       1.534        10,059
                                                                                   2013   1.133       1.388        10,061
                                                                                   2012   1.020       1.133        10,063
                                                                                   2011   0.971       1.020        10,069
                                                                                   2010   0.889       0.971        10,076
                                                                                   2009   0.744       0.889         5,814
                                                                                   2008   1.175       0.744         3,467
                                                                                   2007   1.178       1.175         3,473
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.180       1.233            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.155       1.183            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.212       1.250            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2016   1.562       1.735         2,695
                                                                               2015   1.671       1.562         2,737
                                                                               2014   1.660       1.671         2,717
                                                                               2013   1.558       1.660       174,891
                                                                               2012   1.372       1.558       174,828
                                                                               2011   1.376       1.372       180,409
                                                                               2010   1.311       1.376       180,443
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2016   1.526       1.744        27,096
                                                                               2015   1.665       1.526        27,378
                                                                               2014   1.576       1.665        22,784
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)........ 2016   1.304       1.417        55,858
                                                                               2015   1.553       1.304        57,186
                                                                               2014   1.645       1.553        85,009
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.699       0.662            --
                                                                               2008   1.253       0.699        13,334
                                                                               2007   1.208       1.253        10,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.374       1.327            --
                                                                               2015   1.435       1.374            --
                                                                               2014   1.583       1.435            --
                                                                               2013   1.363       1.583            --
                                                                               2012   1.198       1.363            --
                                                                               2011   1.378       1.198            --
                                                                               2010   1.269       1.378            --
                                                                               2009   0.990       1.269            --
                                                                               2008   1.763       0.990            --
                                                                               2007   1.690       1.763            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.995       1.075            --
                                                                               2012   0.970       0.995        19,651
                                                                               2011   1.051       0.970        19,608
                                                                               2010   0.878       1.051        19,525
                                                                               2009   0.659       0.878        19,730
                                                                               2008   1.051       0.659         3,480
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.842       0.943            --
                                                                               2011   0.876       0.842       125,687
                                                                               2010   0.822       0.876       125,697
                                                                               2009   0.587       0.822       120,943
                                                                               2008   1.115       0.587       118,230
                                                                               2007   1.001       1.115       118,238
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.268       1.238        52,135
                                                                               2015   1.252       1.268        52,094
                                                                               2014   1.258       1.252        52,184
                                                                               2013   1.016       1.258       172,174
                                                                               2012   0.860       1.016       172,359
                                                                               2011   0.964       0.860       176,364
                                                                               2010   0.854       0.964       176,275
                                                                               2009   0.627       0.854       178,611
                                                                               2008   1.082       0.627       177,552
                                                                               2007   1.045       1.082       175,778
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.389       1.388        50,010
                                                                               2015   1.425       1.389        51,905
                                                                               2014   1.404       1.425       107,767
                                                                               2013   1.469       1.404       114,564
                                                                               2012   1.380       1.469       124,952
                                                                               2011   1.396       1.380       124,857
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.550       1.553            --
                                                                               2015   1.594       1.550         1,743
                                                                               2014   1.475       1.594         1,765
                                                                               2013   1.141       1.475         1,905
                                                                               2012   1.061       1.141         2,106
                                                                               2011   1.214       1.061        19,266
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.518       1.549            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.581       1.518        27,115
                                                                                 2014   1.553       1.581        26,761
                                                                                 2013   1.572       1.553        32,423
                                                                                 2012   1.448       1.572        33,476
                                                                                 2011   1.436       1.448        39,121
                                                                                 2010   1.316       1.436        40,525
                                                                                 2009   1.083       1.316        47,822
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.449       1.638            --
                                                                                 2015   1.540       1.449            --
                                                                                 2014   1.422       1.540            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.396       1.360           440
                                                                                 2015   1.351       1.396           442
                                                                                 2014   1.275       1.351           443
                                                                                 2013   0.976       1.275           445
                                                                                 2012   0.878       0.976           447
                                                                                 2011   0.990       0.878         7,205
                                                                                 2010   0.850       0.990         6,949
                                                                                 2009   0.680       0.850        13,883
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.873       0.853        61,909
                                                                                 2015   0.896       0.873        64,475
                                                                                 2014   0.919       0.896        83,125
                                                                                 2013   0.944       0.919        82,715
                                                                                 2012   0.969       0.944        79,891
                                                                                 2011   0.994       0.969        82,003
                                                                                 2010   1.020       0.994       126,906
                                                                                 2009   1.043       1.020        81,261
                                                                                 2008   1.040       1.043       171,671
                                                                                 2007   1.016       1.040       185,261
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.365       1.328        10,898
                                                                                 2015   1.267       1.365        21,350
                                                                                 2014   1.196       1.267        22,415
                                                                                 2013   0.898       1.196       122,178
                                                                                 2012   0.940       0.898       122,182
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.554       1.569         1,825
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.208       1.260        83,542
                                                                                 2015   1.255       1.208       135,727
                                                                                 2014   1.222       1.255       164,715
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.186       1.250        84,696
                                                                                 2015   1.238       1.186        89,735
                                                                                 2014   1.198       1.238        94,605
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)...................... 2016   1.288       1.367         5,609
                                                                                 2015   1.327       1.288         5,609
                                                                                 2014   1.257       1.327            --
                                                                                 2013   1.087       1.257            --
                                                                                 2012   1.002       1.087            --
                                                                                 2011   1.007       1.002            --
                                                                                 2010   0.941       1.007            --
                                                                                 2009   0.817       0.941            --
                                                                                 2008   1.079       0.817            --
                                                                                 2007   1.106       1.079            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................. 2016   1.225       1.362        37,643
                                                                                 2015   1.262       1.225        38,019
                                                                                 2014   1.168       1.262        42,915
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.274       1.470        19,168
                                                                                 2015   1.303       1.274        19,341
                                                                                 2014   1.341       1.303        19,399
                                                                                 2013   1.082       1.341        19,315
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   1.028       1.057            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.277       1.301            --
                                                                                 2010   1.203       1.277        36,984
                                                                                 2009   1.053       1.203        46,241
                                                                                 2008   1.090       1.053        27,663
                                                                                 2007   1.079       1.090        29,976

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.274       1.265            --
                                                                                2013   1.017       1.274        40,887
                                                                                2012   0.944       1.017        41,786
                                                                                2011   1.005       0.944        42,243
                                                                                2010   0.944       1.005        42,763
                                                                                2009   0.837       0.944        40,066
                                                                                2008   1.274       0.837        35,662
                                                                                2007   1.229       1.274        36,805
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.228       1.339            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.142       1.217            --
                                                                                2010   1.012       1.142        19,287
                                                                                2009   0.832       1.012        32,867
                                                                                2008   1.301       0.832        31,761
                                                                                2007   1.274       1.301        29,920
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.718       0.713            --
                                                                                2008   1.121       0.718        39,666
                                                                                2007   1.127       1.121        40,136
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.139       1.217            --
                                                                                2009   0.730       1.139       194,478
                                                                                2008   1.165       0.730         3,249
                                                                                2007   1.132       1.165         3,318
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.721       0.688            --
                                                                                2008   1.230       0.721            --
                                                                                2007   1.200       1.230            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.600       0.629            --
                                                                                2008   1.207       0.600       102,300
                                                                                2007   1.153       1.207       102,311
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.924       0.842            --
                                                                                2008   1.729       0.924        26,250
                                                                                2007   1.567       1.729        25,419
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.714       0.733            --
                                                                                2008   1.189       0.714       117,038
                                                                                2007   1.128       1.189       117,043
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.081       1.266            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.757       0.720            --
                                                                                2008   1.255       0.757       107,078
                                                                                2007   1.388       1.255       107,019
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.009       1.064            --
                                                                                2008   1.173       1.009        23,955
                                                                                2007   1.134       1.173        27,311
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.240       1.231            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.902       1.867            --
                                                                                2013   1.996       1.902       160,010
                                                                                2012   1.835       1.996       159,814
                                                                                2011   2.466       1.835       166,632
                                                                                2010   2.189       2.466       167,805
                                                                                2009   1.291       2.189       189,998
                                                                                2008   3.178       1.291       138,324
                                                                                2007   2.290       3.178       131,978
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.629       1.660            --
                                                                                2013   1.298       1.629        22,883
                                                                                2012   1.212       1.298        23,668
                                                                                2011   1.176       1.212        24,148
                                                                                2010   1.012       1.176        25,246
                                                                                2009   0.912       1.012        25,689
                                                                                2008   1.347       0.912        26,323
                                                                                2007   1.375       1.347        27,945
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.304       1.315            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.122       1.304        89,037
                                                                              2012   1.029       1.122        89,103
                                                                              2011   1.092       1.029        89,176
                                                                              2010   0.977       1.092        36,764
                                                                              2009   0.756       0.977        89,999
                                                                              2008   1.195       0.756        90,108
                                                                              2007   1.160       1.195       404,197
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.296       1.308            --
                                                                              2013   1.144       1.296       160,617
                                                                              2012   1.052       1.144       160,683
                                                                              2011   1.103       1.052       176,612
                                                                              2010   0.994       1.103       294,399
                                                                              2009   0.776       0.994       323,990
                                                                              2008   1.156       0.776       324,057
                                                                              2007   1.123       1.156        37,918
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.591       1.802        20,991
                                                                              2015   1.744       1.591        21,001
                                                                              2014   1.559       1.744        21,012
                                                                              2013   1.205       1.559       106,586
                                                                              2012   1.116       1.205       106,596
                                                                              2011   1.217       1.116       109,337
                                                                              2010   1.059       1.217       109,351
                                                                              2009   0.868       1.059       105,831
                                                                              2008   1.345       0.868       103,764
                                                                              2007   1.310       1.345       103,776
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   2.290       2.362         9,776
                                                                              2015   2.249       2.290         9,972
                                                                              2014   1.768       2.249        10,778
                                                                              2013   1.787       1.768       184,351
                                                                              2012   1.580       1.787       184,205
                                                                              2011   1.478       1.580       190,483
                                                                              2010   1.180       1.478       190,836
                                                                              2009   0.920       1.180       191,033
                                                                              2008   1.533       0.920        85,466
                                                                              2007   1.945       1.533        86,271





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   0.987       1.048    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.103       1.087    --
                                                                             2007   1.038       1.103    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2016   1.407       1.590    --
                                                                             2015   1.501       1.407    --
                                                                             2014   1.418       1.501    --
                                                                             2013   1.123       1.418    --
                                                                             2012   1.031       1.123    --
                                                                             2011   0.999       1.031    --
                                                                             2010   0.851       0.999    --
                                                                             2009   0.745       0.851    --
                                                                             2008   1.050       0.745    --
                                                                             2007   1.109       1.050    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2016   1.395       1.414    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.472       1.395            --
                                                                                   2014   1.407       1.472            --
                                                                                   2013   1.046       1.407            --
                                                                                   2012   0.970       1.046            --
                                                                                   2011   1.047       0.970            --
                                                                                   2010   0.843       1.047            --
                                                                                   2009   0.603       0.843            --
                                                                                   2008   1.078       0.603            --
                                                                                   2007   0.995       1.078            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   0.983       1.025            --
                                                                                   2015   1.080       0.983            --
                                                                                   2014   1.249       1.080            --
                                                                                   2013   1.043       1.249            --
                                                                                   2012   0.907       1.043            --
                                                                                   2011   1.042       0.907            --
                                                                                   2010   0.988       1.042            --
                                                                                   2009   0.740       0.988            --
                                                                                   2008   1.276       0.740            --
                                                                                   2007   1.135       1.276            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   1.686       1.656            --
                                                                                   2015   1.766       1.686            --
                                                                                   2014   1.511       1.766            --
                                                                                   2013   1.053       1.511            --
                                                                                   2012   0.914       1.053            --
                                                                                   2011   0.919       0.914            --
                                                                                   2010   0.757       0.919            --
                                                                                   2009   0.580       0.757            --
                                                                                   2008   1.002       0.580            --
                                                                                   2007   1.048       1.002            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.263       1.265            --
                                                                                   2013   0.982       1.263            --
                                                                                   2012   0.877       0.982            --
                                                                                   2011   0.961       0.877            --
                                                                                   2010   0.847       0.961            --
                                                                                   2009   0.672       0.847            --
                                                                                   2008   1.089       0.672            --
                                                                                   2007   1.146       1.089            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.311       1.465        44,747
                                                                                   2015   1.409       1.311       150,658
                                                                                   2014   1.276       1.409       154,242
                                                                                   2013   1.043       1.276       139,731
                                                                                   2012   0.939       1.043       141,663
                                                                                   2011   0.896       0.939       144,898
                                                                                   2010   0.821       0.896       146,895
                                                                                   2009   0.688       0.821       145,677
                                                                                   2008   1.086       0.688        85,774
                                                                                   2007   1.091       1.086        95,939
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.104       1.153            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.069       1.096            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.026       1.058            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2016   1.328       1.473        21,856
                                                                                   2015   1.422       1.328       112,833
                                                                                   2014   1.414       1.422       113,781
                                                                                   2013   1.329       1.414       114,697
                                                                                   2012   1.171       1.329       115,535
                                                                                   2011   1.176       1.171       116,697
                                                                                   2010   1.121       1.176       118,169
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.335       1.524            --
                                                                                   2015   1.459       1.335            --
                                                                                   2014   1.382       1.459            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   0.760       0.825            --
                                                                                   2015   0.906       0.760            --
                                                                                   2014   0.961       0.906            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.598       0.566            --
                                                                               2008   1.073       0.598            --
                                                                               2007   1.035       1.073            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.020       0.984            --
                                                                               2015   1.067       1.020            --
                                                                               2014   1.178       1.067            --
                                                                               2013   1.015       1.178            --
                                                                               2012   0.894       1.015            --
                                                                               2011   1.028       0.894            --
                                                                               2010   0.948       1.028            --
                                                                               2009   0.740       0.948            --
                                                                               2008   1.320       0.740            --
                                                                               2007   1.266       1.320            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.923       0.997            --
                                                                               2012   0.901       0.923            --
                                                                               2011   0.977       0.901            --
                                                                               2010   0.817       0.977            --
                                                                               2009   0.614       0.817            --
                                                                               2008   0.979       0.614            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.837       0.938            --
                                                                               2011   0.872       0.837            --
                                                                               2010   0.819       0.872            --
                                                                               2009   0.586       0.819            --
                                                                               2008   1.113       0.586            --
                                                                               2007   1.000       1.113            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.256       1.225            --
                                                                               2015   1.241       1.256            --
                                                                               2014   1.248       1.241            --
                                                                               2013   1.009       1.248            --
                                                                               2012   0.856       1.009            --
                                                                               2011   0.960       0.856            --
                                                                               2010   0.850       0.960            --
                                                                               2009   0.625       0.850            --
                                                                               2008   1.080       0.625            --
                                                                               2007   1.044       1.080            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2016   1.283       1.282        14,806
                                                                               2015   1.318       1.283        20,868
                                                                               2014   1.300       1.318        23,885
                                                                               2013   1.362       1.300        24,581
                                                                               2012   1.280       1.362        24,736
                                                                               2011   1.296       1.280        26,340
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2016   1.327       1.330            --
                                                                               2015   1.367       1.327            --
                                                                               2014   1.266       1.367            --
                                                                               2013   0.980       1.266            --
                                                                               2012   0.912       0.980            --
                                                                               2011   1.045       0.912            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2016   1.346       1.374            --
                                                                               2015   1.403       1.346       213,720
                                                                               2014   1.381       1.403       214,330
                                                                               2013   1.399       1.381       230,504
                                                                               2012   1.289       1.399       223,904
                                                                               2011   1.280       1.289       224,343
                                                                               2010   1.174       1.280       215,653
                                                                               2009   0.967       1.174       258,346
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2016   1.289       1.456            --
                                                                               2015   1.372       1.289            --
                                                                               2014   1.267       1.372            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2016   1.186       1.154            --
                                                                               2015   1.149       1.186            --
                                                                               2014   1.085       1.149            --
                                                                               2013   0.832       1.085            --
                                                                               2012   0.748       0.832            --
                                                                               2011   0.846       0.748            --
                                                                               2010   0.726       0.846            --
                                                                               2009   0.582       0.726            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   0.867       0.847        97,318
                                                                         2015   0.891       0.867       154,146
                                                                         2014   0.915       0.891       164,326
                                                                         2013   0.940       0.915       168,825
                                                                         2012   0.966       0.940       172,833
                                                                         2011   0.993       0.966       175,191
                                                                         2010   1.020       0.993       203,912
                                                                         2009   1.043       1.020       207,565
                                                                         2008   1.042       1.043       219,885
                                                                         2007   1.019       1.042       198,447
 MSF Jennison Growth Subaccount (Class B) (4/12)........................ 2016   1.351       1.314            --
                                                                         2015   1.256       1.351            --
                                                                         2014   1.187       1.256            --
                                                                         2013   0.892       1.187            --
                                                                         2012   0.930       0.892            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2016   1.196       1.247     1,336,940
                                                                         2015   1.245       1.196     1,374,512
                                                                         2014   1.212       1.245     1,408,580
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2016   1.174       1.236       836,963
                                                                         2015   1.227       1.174       970,220
                                                                         2014   1.189       1.227       994,775
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............. 2016   1.276       1.352            --
                                                                         2015   1.316       1.276            --
                                                                         2014   1.247       1.316            --
                                                                         2013   1.080       1.247            --
                                                                         2012   0.997       1.080            --
                                                                         2011   1.002       0.997            --
                                                                         2010   0.938       1.002            --
                                                                         2009   0.814       0.938            --
                                                                         2008   1.078       0.814            --
                                                                         2007   1.104       1.078            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)..................... 2016   1.183       1.314            --
                                                                         2015   1.220       1.183            --
                                                                         2014   1.130       1.220            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)............... 2016   1.178       1.358            --
                                                                         2015   1.206       1.178            --
                                                                         2014   1.242       1.206            --
                                                                         2013   1.004       1.242            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)................ 2007   1.007       1.035            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)......................... 2011   1.273       1.296            --
                                                                         2010   1.200       1.273        27,404
                                                                         2009   1.051       1.200        28,642
                                                                         2008   1.090       1.051        38,802
                                                                         2007   1.079       1.090        44,948
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)............. 2014   1.134       1.126            --
                                                                         2013   0.906       1.134            --
                                                                         2012   0.842       0.906            --
                                                                         2011   0.897       0.842            --
                                                                         2010   0.844       0.897            --
                                                                         2009   0.749       0.844            --
                                                                         2008   1.141       0.749            --
                                                                         2007   1.102       1.141            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)............ 2007   1.108       1.208            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).......................... 2011   0.983       1.047            --
                                                                         2010   0.872       0.983            --
                                                                         2009   0.718       0.872            --
                                                                         2008   1.123       0.718            --
                                                                         2007   1.101       1.123            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)............. 2009   0.684       0.679            --
                                                                         2008   1.069       0.684       110,382
                                                                         2007   1.075       1.069       127,515
 Pioneer High Yield VCT Subaccount (Class II) (6/03).................... 2010   1.048       1.120            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.673       1.048        28,642
                                                                                2008   1.074       0.673        36,427
                                                                                2007   1.045       1.074        38,507
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.643       0.613            --
                                                                                2008   1.097       0.643            --
                                                                                2007   1.072       1.097            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.548       0.575            --
                                                                                2008   1.104       0.548            --
                                                                                2007   1.056       1.104            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.661       0.602            --
                                                                                2008   1.238       0.661            --
                                                                                2007   1.124       1.238            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.621       0.638            --
                                                                                2008   1.035       0.621            --
                                                                                2007   0.984       1.035            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.005       1.177            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.564       0.536            --
                                                                                2008   0.937       0.564            --
                                                                                2007   1.037       0.937            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.915       0.964            --
                                                                                2008   1.064       0.915       247,309
                                                                                2007   1.030       1.064       241,569
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.082       1.073            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   0.975       0.957            --
                                                                                2013   1.024       0.975            --
                                                                                2012   0.943       1.024            --
                                                                                2011   1.268       0.943            --
                                                                                2010   1.127       1.268            --
                                                                                2009   0.665       1.127            --
                                                                                2008   1.639       0.665            --
                                                                                2007   1.182       1.639            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.356       1.381            --
                                                                                2013   1.081       1.356            --
                                                                                2012   1.010       1.081            --
                                                                                2011   0.981       1.010            --
                                                                                2010   0.846       0.981            --
                                                                                2009   0.763       0.846            --
                                                                                2008   1.127       0.763            --
                                                                                2007   1.152       1.127            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.185       1.195            --
                                                                                2013   1.021       1.185     1,009,616
                                                                                2012   0.938       1.021     1,092,681
                                                                                2011   0.996       0.938     1,190,224
                                                                                2010   0.892       0.996     1,269,873
                                                                                2009   0.690       0.892     1,285,187
                                                                                2008   1.093       0.690     1,343,418
                                                                                2007   1.062       1.093     1,545,218
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.204       1.215            --
                                                                                2013   1.064       1.204     1,432,320
                                                                                2012   0.980       1.064     1,467,396
                                                                                2011   1.028       0.980     1,491,446
                                                                                2010   0.927       1.028     1,505,470
                                                                                2009   0.725       0.927     1,520,603
                                                                                2008   1.081       0.725     1,581,382
                                                                                2007   1.051       1.081     1,546,086
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2016   1.282       1.451            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.407       1.282    --
                                                                     2014   1.259       1.407    --
                                                                     2013   0.974       1.259    --
                                                                     2012   0.903       0.974    --
                                                                     2011   0.986       0.903    --
                                                                     2010   0.859       0.986    --
                                                                     2009   0.704       0.859    --
                                                                     2008   1.093       0.704    --
                                                                     2007   1.066       1.093    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2016   1.456       1.499    --
                                                                     2015   1.431       1.456    --
                                                                     2014   1.126       1.431    --
                                                                     2013   1.139       1.126    --
                                                                     2012   1.008       1.139    --
                                                                     2011   0.944       1.008    --
                                                                     2010   0.754       0.944    --
                                                                     2009   0.589       0.754    --
                                                                     2008   0.982       0.589    --
                                                                     2007   1.247       0.982    --





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.107       1.175    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.199       1.181    --
                                                                                   2007   1.128       1.199    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2016   1.454       1.642    --
                                                                                   2015   1.551       1.454    --
                                                                                   2014   1.467       1.551    --
                                                                                   2013   1.162       1.467    --
                                                                                   2012   1.067       1.162    --
                                                                                   2011   1.035       1.067    --
                                                                                   2010   0.882       1.035    --
                                                                                   2009   0.772       0.882    --
                                                                                   2008   1.089       0.772    --
                                                                                   2007   1.151       1.089    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2016   1.544       1.565    --
                                                                                   2015   1.630       1.544    --
                                                                                   2014   1.559       1.630    --
                                                                                   2013   1.160       1.559    --
                                                                                   2012   1.076       1.160    --
                                                                                   2011   1.162       1.076    --
                                                                                   2010   0.936       1.162    --
                                                                                   2009   0.670       0.936    --
                                                                                   2008   1.198       0.670    --
                                                                                   2007   1.107       1.198    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2016   1.086       1.132    --
                                                                                   2015   1.194       1.086    --
                                                                                   2014   1.381       1.194    --
                                                                                   2013   1.154       1.381    --
                                                                                   2012   1.004       1.154    --
                                                                                   2011   1.154       1.004    --
                                                                                   2010   1.095       1.154    --
                                                                                   2009   0.821       1.095    --
                                                                                   2008   1.415       0.821    --
                                                                                   2007   1.260       1.415    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2016   1.908       1.873    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.000       1.908           --
                                                                                   2014   1.712       2.000           --
                                                                                   2013   1.194       1.712           --
                                                                                   2012   1.036       1.194           --
                                                                                   2011   1.042       1.036           --
                                                                                   2010   0.859       1.042           --
                                                                                   2009   0.658       0.859           --
                                                                                   2008   1.138       0.658           --
                                                                                   2007   1.191       1.138           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.345       1.347           --
                                                                                   2013   1.046       1.345           --
                                                                                   2012   0.936       1.046           --
                                                                                   2011   1.025       0.936           --
                                                                                   2010   0.904       1.025           --
                                                                                   2009   0.718       0.904           --
                                                                                   2008   1.164       0.718           --
                                                                                   2007   1.225       1.164           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2016   1.345       1.502           --
                                                                                   2015   1.446       1.345           --
                                                                                   2014   1.310       1.446           --
                                                                                   2013   1.071       1.310           --
                                                                                   2012   0.966       1.071           --
                                                                                   2011   0.921       0.966           --
                                                                                   2010   0.845       0.921           --
                                                                                   2009   0.708       0.845           --
                                                                                   2008   1.119       0.708           --
                                                                                   2007   1.124       1.119        4,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.177       1.229           --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.102       1.129           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.166       1.202           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2016   1.381       1.531       68,544
                                                                                   2015   1.479       1.381       68,544
                                                                                   2014   1.472       1.479       72,708
                                                                                   2013   1.384       1.472       84,873
                                                                                   2012   1.221       1.384       90,386
                                                                                   2011   1.226       1.221       90,386
                                                                                   2010   1.169       1.226       96,603
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2016   1.401       1.599           --
                                                                                   2015   1.532       1.401           --
                                                                                   2014   1.451       1.532           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)............ 2016   1.085       1.178           --
                                                                                   2015   1.295       1.085           --
                                                                                   2014   1.373       1.295           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.670       0.634           --
                                                                                   2008   1.202       0.670           --
                                                                                   2007   1.160       1.202           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)............. 2016   1.167       1.125           --
                                                                                   2015   1.221       1.167           --
                                                                                   2014   1.349       1.221           --
                                                                                   2013   1.162       1.349           --
                                                                                   2012   1.024       1.162           --
                                                                                   2011   1.179       1.024           --
                                                                                   2010   1.088       1.179           --
                                                                                   2009   0.850       1.088           --
                                                                                   2008   1.515       0.850           --
                                                                                   2007   1.454       1.515           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.984       1.062           --
                                                                                   2012   0.961       0.984           --
                                                                                   2011   1.043       0.961           --
                                                                                   2010   0.872       1.043           --
                                                                                   2009   0.656       0.872           --
                                                                                   2008   1.046       0.656           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06).............. 2012   0.835       0.935           --
                                                                                 2011   0.870       0.835           --
                                                                                 2010   0.817       0.870           --
                                                                                 2009   0.585       0.817           --
                                                                                 2008   1.112       0.585           --
                                                                                 2007   1.000       1.112           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2016   1.250       1.218           --
                                                                                 2015   1.236       1.250           --
                                                                                 2014   1.244       1.236           --
                                                                                 2013   1.006       1.244           --
                                                                                 2012   0.853       1.006           --
                                                                                 2011   0.957       0.853           --
                                                                                 2010   0.849       0.957           --
                                                                                 2009   0.624       0.849           --
                                                                                 2008   1.079       0.624           --
                                                                                 2007   1.044       1.079           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)............................ 2016   1.278       1.276           --
                                                                                 2015   1.314       1.278           --
                                                                                 2014   1.296       1.314           --
                                                                                 2013   1.358       1.296           --
                                                                                 2012   1.278       1.358           --
                                                                                 2011   1.294       1.278           --
 MIST Pioneer Fund Subaccount (Class B) (5/11).................................. 2016   1.412       1.415           --
                                                                                 2015   1.455       1.412           --
                                                                                 2014   1.348       1.455           --
                                                                                 2013   1.044       1.348           --
                                                                                 2012   0.973       1.044           --
                                                                                 2011   1.114       0.973           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)...................... 2016   1.348       1.375           --
                                                                                 2015   1.406       1.348       63,070
                                                                                 2014   1.384       1.406       63,084
                                                                                 2013   1.402       1.384           --
                                                                                 2012   1.294       1.402           --
                                                                                 2011   1.285       1.294           --
                                                                                 2010   1.179       1.285           --
                                                                                 2009   0.972       1.179           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.371       1.549           --
                                                                                 2015   1.461       1.371           --
                                                                                 2014   1.349       1.461           --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................. 2016   1.324       1.287           --
                                                                                 2015   1.282       1.324           --
                                                                                 2014   1.212       1.282           --
                                                                                 2013   0.929       1.212           --
                                                                                 2012   0.837       0.929           --
                                                                                 2011   0.946       0.837           --
                                                                                 2010   0.813       0.946           --
                                                                                 2009   0.651       0.813           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.866       0.845        6,497
                                                                                 2015   0.890       0.866        6,502
                                                                                 2014   0.914       0.890        6,507
                                                                                 2013   0.940       0.914        6,511
                                                                                 2012   0.966       0.940        6,517
                                                                                 2011   0.993       0.966        6,522
                                                                                 2010   1.021       0.993        6,528
                                                                                 2009   1.045       1.021        6,534
                                                                                 2008   1.044       1.045           --
                                                                                 2007   1.022       1.044           --
 MSF Jennison Growth Subaccount (Class B) (4/12)................................ 2016   1.345       1.307           --
                                                                                 2015   1.251       1.345           --
                                                                                 2014   1.182       1.251           --
                                                                                 2013   0.889       1.182           --
                                                                                 2012   0.930       0.889           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)....... 2016   1.414       1.427           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.190       1.240       48,208
                                                                                 2015   1.239       1.190       50,964
                                                                                 2014   1.207       1.239       59,054

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2016   1.169       1.230       321,840
                                                                                2015   1.222       1.169       339,631
                                                                                2014   1.184       1.222       580,281
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2016   1.269       1.345        70,909
                                                                                2015   1.310       1.269        70,915
                                                                                2014   1.243       1.310        74,619
                                                                                2013   1.076       1.243        85,427
                                                                                2012   0.994       1.076       103,998
                                                                                2011   1.000       0.994       104,005
                                                                                2010   0.936       1.000       110,565
                                                                                2009   0.813       0.936       110,574
                                                                                2008   1.077       0.813       110,583
                                                                                2007   1.104       1.077       110,592
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2016   1.220       1.354            --
                                                                                2015   1.258       1.220            --
                                                                                2014   1.166       1.258            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2016   1.254       1.444            --
                                                                                2015   1.284       1.254            --
                                                                                2014   1.324       1.284            --
                                                                                2013   1.070       1.324            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.990       1.017            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.271       1.294            --
                                                                                2010   1.199       1.271            --
                                                                                2009   1.051       1.199            --
                                                                                2008   1.090       1.051            --
                                                                                2007   1.079       1.090            --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.257       1.248            --
                                                                                2013   1.005       1.257            --
                                                                                2012   0.934       1.005            --
                                                                                2011   0.997       0.934            --
                                                                                2010   0.938       0.997            --
                                                                                2009   0.833       0.938            --
                                                                                2008   1.269       0.833            --
                                                                                2007   1.226       1.269            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.224       1.334            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.048       1.117            --
                                                                                2010   0.931       1.048            --
                                                                                2009   0.766       0.931            --
                                                                                2008   1.200       0.766            --
                                                                                2007   1.177       1.200            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.714       0.709            --
                                                                                2008   1.116       0.714         9,582
                                                                                2007   1.124       1.116         9,589
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.041       1.112            --
                                                                                2009   0.669       1.041       106,588
                                                                                2008   1.068       0.669       101,442
                                                                                2007   1.040       1.068       101,442
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.717       0.684            --
                                                                                2008   1.225       0.717            --
                                                                                2007   1.197       1.225            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.558       0.585            --
                                                                                2008   1.125       0.558            --
                                                                                2007   1.076       1.125            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.785       0.714            --
                                                                                2008   1.470       0.785            --
                                                                                2007   1.335       1.470            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.687       0.705            --
                                                                                2008   1.145       0.687            --
                                                                                2007   1.089       1.145            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.060       1.240            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.663       0.631            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.102       0.663            --
                                                                              2007   1.220       1.102            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.911       0.959            --
                                                                              2008   1.060       0.911        24,657
                                                                              2007   1.026       1.060         4,302
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.140       1.129            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.394       1.368            --
                                                                              2013   1.465       1.394            --
                                                                              2012   1.349       1.465            --
                                                                              2011   1.815       1.349            --
                                                                              2010   1.614       1.815            --
                                                                              2009   0.953       1.614            --
                                                                              2008   2.350       0.953            --
                                                                              2007   1.696       2.350            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.425       1.450            --
                                                                              2013   1.137       1.425            --
                                                                              2012   1.063       1.137            --
                                                                              2011   1.033       1.063            --
                                                                              2010   0.890       1.033            --
                                                                              2009   0.803       0.890            --
                                                                              2008   1.188       0.803            --
                                                                              2007   1.215       1.188            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.287       1.297            --
                                                                              2013   1.109       1.287       715,236
                                                                              2012   1.019       1.109       733,405
                                                                              2011   1.083       1.019       741,984
                                                                              2010   0.970       1.083       772,126
                                                                              2009   0.751       0.970       774,829
                                                                              2008   1.190       0.751       782,825
                                                                              2007   1.157       1.190     1,126,438
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.279       1.291            --
                                                                              2013   1.131       1.279        55,264
                                                                              2012   1.042       1.131        55,286
                                                                              2011   1.093       1.042        55,311
                                                                              2010   0.987       1.093        55,337
                                                                              2009   0.771       0.987        55,365
                                                                              2008   1.151       0.771        79,243
                                                                              2007   1.120       1.151        59,411
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2016   1.377       1.557            --
                                                                              2015   1.512       1.377            --
                                                                              2014   1.354       1.512            --
                                                                              2013   1.048       1.354            --
                                                                              2012   0.972       1.048            --
                                                                              2011   1.061       0.972            --
                                                                              2010   0.925       1.061            --
                                                                              2009   0.759       0.925            --
                                                                              2008   1.178       0.759            --
                                                                              2007   1.150       1.178            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2016   1.806       1.860            --
                                                                              2015   1.776       1.806            --
                                                                              2014   1.399       1.776            --
                                                                              2013   1.416       1.399            --
                                                                              2012   1.254       1.416            --
                                                                              2011   1.174       1.254            --
                                                                              2010   0.939       1.174            --
                                                                              2009   0.734       0.939            --
                                                                              2008   1.223       0.734            --
                                                                              2007   1.554       1.223            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2016   2.977       2.945       256,772
                                                                                      2015   2.832       2.977       313,751
                                                                                      2014   2.815       2.832       306,129
                                                                                      2013   2.217       2.815       416,822
                                                                                      2012   1.840       2.217       527,646
                                                                                      2011   2.054       1.840       581,666
                                                                                      2010   1.869       2.054       590,448
                                                                                      2009   1.336       1.869       710,200
                                                                                      2008   2.206       1.336       757,724
                                                                                      2007   1.954       2.206       862,237
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2016   2.620       2.820       827,040
                                                                                      2015   2.494       2.620       875,569
                                                                                      2014   2.338       2.494       909,776
                                                                                      2013   1.828       2.338     1,196,264
                                                                                      2012   1.577       1.828     1,469,839
                                                                                      2011   1.676       1.577     1,584,818
                                                                                      2010   1.436       1.676     1,776,385
                                                                                      2009   1.048       1.436     1,981,591
                                                                                      2008   1.902       1.048     2,169,802
                                                                                      2007   1.722       1.902     2,261,505
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.273       2.492       554,288
                                                                                      2015   2.279       2.273       641,668
                                                                                      2014   2.095       2.279       707,455
                                                                                      2013   1.596       2.095       974,273
                                                                                      2012   1.382       1.596     1,324,123
                                                                                      2011   1.432       1.382     1,570,713
                                                                                      2010   1.307       1.432     1,756,510
                                                                                      2009   1.013       1.307     1,963,018
                                                                                      2008   1.658       1.013     2,163,248
                                                                                      2007   1.606       1.658     2,161,567
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.496       1.431            --
                                                                                      2007   1.420       1.496       236,748
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.304       1.230            --
                                                                                      2007   1.491       1.304       278,225
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.669       2.827       329,192
                                                                                      2015   2.703       2.669       351,149
                                                                                      2014   2.463       2.703       418,987
                                                                                      2013   1.913       2.463       502,061
                                                                                      2012   1.675       1.913       596,265
                                                                                      2011   1.753       1.675       668,157
                                                                                      2010   1.525       1.753       697,747
                                                                                      2009   1.145       1.525       760,724
                                                                                      2008   2.032       1.145       855,864
                                                                                      2007   1.762       2.032       942,048
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.475       2.498        20,872
                                                                                      2015   2.492       2.475        20,740
                                                                                      2014   2.290       2.492        21,657
                                                                                      2013   1.685       2.290        23,229
                                                                                      2012   1.402       1.685        23,765
                                                                                      2011   1.467       1.402        24,548
                                                                                      2010   1.265       1.467        23,159
                                                                                      2009   0.947       1.265       224,935
                                                                                      2008   1.643       0.947       229,391
                                                                                      2007   1.566       1.643       217,483
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.443       3.789       431,948

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   3.560       3.443       496,570
                                                                                  2014   3.415       3.560       523,028
                                                                                  2013   2.557       3.415       619,808
                                                                                  2012   2.270       2.557       801,652
                                                                                  2011   2.590       2.270       904,292
                                                                                  2010   2.049       2.590       903,157
                                                                                  2009   1.491       2.049     1,070,554
                                                                                  2008   2.512       1.491     1,190,020
                                                                                  2007   2.215       2.512     1,327,016
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.619       3.292            --
                                                                                  2007   2.859       3.619       358,586
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2016   1.909       2.011       452,122
                                                                                  2015   2.076       1.909       532,214
                                                                                  2014   2.376       2.076       487,743
                                                                                  2013   1.966       2.376       615,482
                                                                                  2012   1.691       1.966       765,025
                                                                                  2011   1.925       1.691       840,062
                                                                                  2010   1.806       1.925       947,057
                                                                                  2009   1.340       1.806     1,095,082
                                                                                  2008   2.287       1.340     1,288,407
                                                                                  2007   2.015       2.287     1,434,778
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.592       1.614            --
                                                                                  2009   1.289       1.592         3,253
                                                                                  2008   1.847       1.289         3,255
                                                                                  2007   1.544       1.847         3,256
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.666       1.569            --
                                                                                  2007   1.549       1.666         3,622
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.979       2.118            --
                                                                                  2010   1.618       1.979        40,143
                                                                                  2009   1.049       1.618        44,572
                                                                                  2008   1.905       1.049        33,223
                                                                                  2007   1.592       1.905        37,776
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.961       2.946        92,106
                                                                                  2015   3.065       2.961        94,958
                                                                                  2014   2.589       3.065       134,858
                                                                                  2013   1.782       2.589       130,584
                                                                                  2012   1.527       1.782       182,158
                                                                                  2011   1.516       1.527       192,076
                                                                                  2010   1.233       1.516       213,462
                                                                                  2009   0.932       1.233       226,662
                                                                                  2008   1.591       0.932       243,658
                                                                                  2007   1.651       1.591       246,294
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.029       2.039            --
                                                                                  2013   1.562       2.029       205,488
                                                                                  2012   1.382       1.562       267,392
                                                                                  2011   1.498       1.382       588,539
                                                                                  2010   1.307       1.498       311,817
                                                                                  2009   1.028       1.307       347,212
                                                                                  2008   1.648       1.028       340,472
                                                                                  2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.339       2.524        35,528
                                                                                  2015   2.341       2.339        40,893
                                                                                  2014   2.146       2.341        29,273
                                                                                  2013   1.679       2.146        36,028
                                                                                  2012   1.473       1.679        42,880
                                                                                  2011   1.460       1.473        53,664
                                                                                  2010   1.318       1.460        60,501
                                                                                  2009   1.098       1.318        65,057
                                                                                  2008   1.580       1.098        79,583
                                                                                  2007   1.528       1.580       149,614
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.501       2.641       173,513

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.317       2.501       179,663
                                                                                 2014   2.067       2.317       256,034
                                                                                 2013   1.525       2.067       226,299
                                                                                 2012   1.289       1.525       251,626
                                                                                 2011   1.320       1.289       256,882
                                                                                 2010   1.222       1.320       262,911
                                                                                 2009   0.873       1.222       274,297
                                                                                 2008   1.417       0.873       222,879
                                                                                 2007   1.416       1.417       245,584
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   2.310       2.567        53,048
                                                                                 2015   2.419       2.310        60,478
                                                                                 2014   2.203       2.419       118,915
                                                                                 2013   1.693       2.203       101,015
                                                                                 2012   1.478       1.693       122,575
                                                                                 2011   1.432       1.478       137,646
                                                                                 2010   1.331       1.432       161,545
                                                                                 2009   1.087       1.331       175,379
                                                                                 2008   1.718       1.087       179,183
                                                                                 2007   1.682       1.718       204,059
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.277       3.408       105,342
                                                                                 2015   3.485       3.277       134,659
                                                                                 2014   3.406       3.485       155,234
                                                                                 2013   2.356       3.406       164,428
                                                                                 2012   2.007       2.356       221,373
                                                                                 2011   2.013       2.007       238,765
                                                                                 2010   1.636       2.013       274,528
                                                                                 2009   1.165       1.636       392,888
                                                                                 2008   1.999       1.165       389,310
                                                                                 2007   1.849       1.999       392,612
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.965       0.939            --
                                                                                 2008   1.570       0.965       546,627
                                                                                 2007   1.522       1.570       699,338
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.979       0.967            --
                                                                                 2010   0.912       0.979       130,236
                                                                                 2009   0.790       0.912        71,565
                                                                                 2008   1.019       0.790        86,995
                                                                                 2007   1.023       1.019       308,701
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.656       1.737            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.369       1.426            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.610       1.666            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.473       1.538            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.610       1.672            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.800       1.983            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.780       1.715            --
                                                                                 2007   1.707       1.780       330,746
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.973       2.219       341,510
                                                                                 2015   2.082       1.973       427,625
                                                                                 2014   2.046       2.082       447,151
                                                                                 2013   1.894       2.046       381,699
                                                                                 2012   1.648       1.894       503,657
                                                                                 2011   1.633       1.648       570,643
                                                                                 2010   1.429       1.633       590,219
                                                                                 2009   0.986       1.429       633,369
                                                                                 2008   1.322       0.986       681,314
                                                                                 2007   1.309       1.322       850,596
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.141       1.135       473,211

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.175       1.141       503,878
                                                                          2014   1.051       1.175       571,377
                                                                          2013   1.030       1.051       738,388
                                                                          2012   0.830       1.030     1,014,349
                                                                          2011   0.891       0.830     1,182,379
                                                                          2010   0.780       0.891     1,252,626
                                                                          2009   0.587       0.780     1,366,011
                                                                          2008   1.021       0.587     1,473,698
                                                                          2007   1.219       1.021     1,515,113
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.615       2.722            --
                                                                          2013   2.060       2.615       319,925
                                                                          2012   1.706       2.060       377,084
                                                                          2011   1.872       1.706       392,118
                                                                          2010   1.736       1.872       444,271
                                                                          2009   1.233       1.736       462,272
                                                                          2008   2.157       1.233       413,517
                                                                          2007   1.682       2.157       429,685
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.886       2.922       195,511
                                                                          2015   3.052       2.886       240,125
                                                                          2014   2.714       3.052       251,820
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.361       2.517       108,614
                                                                          2015   2.510       2.361       117,640
                                                                          2014   2.702       2.510       116,801
                                                                          2013   2.101       2.702       179,301
                                                                          2012   1.651       2.101       214,785
                                                                          2011   1.952       1.651       227,398
                                                                          2010   1.702       1.952       220,757
                                                                          2009   1.113       1.702       218,267
                                                                          2008   1.910       1.113       287,445
                                                                          2007   1.960       1.910       351,762
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.169       2.502       664,479
                                                                          2015   2.347       2.169       795,806
                                                                          2014   2.184       2.347     1,521,173
                                                                          2013   1.640       2.184       270,844
                                                                          2012   1.408       1.640       325,572
                                                                          2011   1.453       1.408       413,560
                                                                          2010   1.287       1.453       436,926
                                                                          2009   1.032       1.287       529,725
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.292       1.467       329,288
                                                                          2015   1.443       1.292       397,797
                                                                          2014   1.339       1.443       275,122
                                                                          2013   1.045       1.339       299,644
                                                                          2012   0.927       1.045       446,176
                                                                          2011   0.979       0.927       576,851
                                                                          2010   0.793       0.979       612,417
                                                                          2009   0.638       0.793       741,339
                                                                          2008   1.059       0.638       813,148
                                                                          2007   1.071       1.059       898,327
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.214       2.432         4,375
                                                                          2015   2.285       2.214         4,404
                                                                          2014   2.148       2.285         6,527
                                                                          2013   1.555       2.148        11,433
                                                                          2012   1.335       1.555        11,758
                                                                          2011   1.369       1.335        21,879
                                                                          2010   1.101       1.369        17,621
                                                                          2009   0.834       1.101        22,922
                                                                          2008   1.382       0.834        22,362
                                                                          2007   1.262       1.382        27,242
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.783       2.294         9,709
                                                                          2015   1.956       1.783        17,633
                                                                          2014   1.901       1.956        17,197
                                                                          2013   1.451       1.901        26,845
                                                                          2012   1.276       1.451        28,051
                                                                          2011   1.444       1.276        40,795
                                                                          2010   1.229       1.444        37,691
                                                                          2009   0.968       1.229        43,951
                                                                          2008   1.317       0.968        38,523
                                                                          2007   1.353       1.317        63,517

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.906       0.896            --
                                                                               2008   1.233       0.906       397,331
                                                                               2007   1.179       1.233       420,681
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2016   2.015       2.076            --
                                                                               2015   2.089       2.015       165,110
                                                                               2014   2.021       2.089       171,225
                                                                               2013   1.901       2.021       237,558
                                                                               2012   1.708       1.901       281,448
                                                                               2011   1.658       1.708       326,918
                                                                               2010   1.490       1.658       380,617
                                                                               2009   1.105       1.490       384,331
                                                                               2008   1.377       1.105       358,147
                                                                               2007   1.311       1.377       411,364
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   2.071       2.270       226,251
                                                                               2015   2.444       2.071       316,170
                                                                               2014   2.659       2.444       334,877
                                                                               2013   2.847       2.659       178,979
                                                                               2012   2.436       2.847       212,539
                                                                               2011   3.047       2.436       244,039
                                                                               2010   2.507       3.047       253,013
                                                                               2009   1.509       2.507       329,620
                                                                               2008   3.297       1.509       366,094
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.894       0.849            --
                                                                               2008   1.585       0.894       104,847
                                                                               2007   1.441       1.585       114,498
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.636       1.715            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.277       2.425        31,114
                                                                               2015   2.218       2.277        38,349
                                                                               2014   1.985       2.218        33,819
                                                                               2013   1.505       1.985        71,003
                                                                               2012   1.349       1.505       125,717
                                                                               2011   1.369       1.349       131,562
                                                                               2010   1.237       1.369       135,483
                                                                               2009   1.055       1.237       148,044
                                                                               2008   1.712       1.055       155,237
                                                                               2007   1.701       1.712       170,287
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.243       1.332        71,958
                                                                               2015   1.291       1.243        78,647
                                                                               2014   1.249       1.291        74,345
                                                                               2013   0.981       1.249        81,520
                                                                               2012   0.855       0.981       173,118
                                                                               2011   1.000       0.855       178,643
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.246       1.607       890,480
                                                                               2015   1.339       1.246     1,099,130
                                                                               2014   1.339       1.339     1,029,250
                                                                               2013   1.029       1.339     1,166,563
                                                                               2012   0.887       1.029     1,421,058
                                                                               2011   0.991       0.887     1,592,770
                                                                               2010   0.841       0.991     1,763,969
                                                                               2009   0.676       0.841     2,022,001
                                                                               2008   0.980       0.676     2,140,066
                                                                               2007   1.028       0.980     2,425,148
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.935       1.885       306,702
                                                                               2015   2.003       1.935       390,591
                                                                               2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.310       1.309     1,266,452
                                                                               2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.711       1.854            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.648       1.711       216,875
                                                                          2011   1.767       1.648       229,439
                                                                          2010   1.458       1.767       253,497
                                                                          2009   1.082       1.458       276,747
                                                                          2008   1.712       1.082       288,570
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.066       1.155            --
                                                                          2012   1.030       1.066     1,035,971
                                                                          2011   1.106       1.030     1,552,496
                                                                          2010   0.915       1.106     1,164,583
                                                                          2009   0.681       0.915     1,410,554
                                                                          2008   1.122       0.681     1,654,478
                                                                          2007   1.268       1.122        86,866
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.382       1.362       787,937
                                                                          2015   1.352       1.382       977,051
                                                                          2014   1.347       1.352     1,008,766
                                                                          2013   1.078       1.347     1,114,391
                                                                          2012   0.905       1.078     1,322,622
                                                                          2011   1.005       0.905     1,416,751
                                                                          2010   0.881       1.005     1,591,586
                                                                          2009   0.641       0.881     1,624,393
                                                                          2008   1.097       0.641     1,736,560
                                                                          2007   1.050       1.097     1,928,469
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.396       1.443       298,319
                                                                          2015   1.462       1.396       495,315
                                                                          2014   1.442       1.462       417,370
                                                                          2013   1.611       1.442       473,827
                                                                          2012   1.499       1.611       650,535
                                                                          2011   1.367       1.499       795,965
                                                                          2010   1.288       1.367       828,396
                                                                          2009   1.107       1.288       773,155
                                                                          2008   1.206       1.107       730,859
                                                                          2007   1.139       1.206       709,817
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.534       1.548     1,439,709
                                                                          2015   1.561       1.534     2,005,382
                                                                          2014   1.523       1.561     2,026,076
                                                                          2013   1.580       1.523     2,619,325
                                                                          2012   1.471       1.580     3,622,366
                                                                          2011   1.450       1.471     3,608,642
                                                                          2010   1.363       1.450     2,320,501
                                                                          2009   1.224       1.363     2,331,313
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.103       2.115            --
                                                                          2015   2.137       2.103        14,929
                                                                          2014   1.956       2.137        11,441
                                                                          2013   1.495       1.956        12,462
                                                                          2012   1.375       1.495        16,363
                                                                          2011   1.465       1.375        42,769
                                                                          2010   1.282       1.465        72,105
                                                                          2009   1.053       1.282        70,368
                                                                          2008   1.595       1.053        62,526
                                                                          2007   1.545       1.595        79,266
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.282            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.708       1.751            --
                                                                          2015   1.760       1.708       646,973
                                                                          2014   1.712       1.760       562,326
                                                                          2013   1.715       1.712       634,859
                                                                          2012   1.563       1.715       713,235
                                                                          2011   1.534       1.563       948,066
                                                                          2010   1.391       1.534       909,923
                                                                          2009   1.063       1.391       946,334
                                                                          2008   1.211       1.063       983,963
                                                                          2007   1.155       1.211     1,028,520
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.878       1.962            --
                                                                          2012   1.704       1.878        48,326
                                                                          2011   2.109       1.704        50,479
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.404       1.600       390,230

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.481       1.404       442,390
                                                                         2014   1.330       1.481       363,680
                                                                         2013   1.011       1.330       419,056
                                                                         2012   0.872       1.011       555,744
                                                                         2011   0.924       0.872       779,438
                                                                         2010   0.803       0.924       937,954
                                                                         2009   0.690       0.803       992,643
                                                                         2008   1.101       0.690     1,013,968
                                                                         2007   1.077       1.101     1,216,095
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   2.112       2.410        99,874
                                                                         2015   2.226       2.112       156,171
                                                                         2014   2.042       2.226       210,276
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.354       1.373       416,820
                                                                         2015   1.369       1.354       386,268
                                                                         2014   1.301       1.369       398,744
                                                                         2013   1.333       1.301       379,615
                                                                         2012   1.261       1.333       451,073
                                                                         2011   1.204       1.261       440,767
                                                                         2010   1.130       1.204       468,938
                                                                         2009   1.050       1.130       490,003
                                                                         2008   1.106       1.050       536,250
                                                                         2007   1.058       1.106       630,779
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.815       1.786       179,957
                                                                         2015   1.737       1.815       184,419
                                                                         2014   1.622       1.737       157,914
                                                                         2013   1.229       1.622       190,854
                                                                         2012   1.093       1.229       273,943
                                                                         2011   1.221       1.093       273,863
                                                                         2010   1.037       1.221       361,316
                                                                         2009   0.824       1.037       427,767
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   0.958       0.945     2,409,055
                                                                         2015   0.974       0.958     3,059,290
                                                                         2014   0.991       0.974     3,751,727
                                                                         2013   1.008       0.991     4,109,096
                                                                         2012   1.025       1.008     3,666,525
                                                                         2011   1.043       1.025     5,482,238
                                                                         2010   1.060       1.043     5,587,121
                                                                         2009   1.074       1.060     6,098,592
                                                                         2008   1.062       1.074     6,523,177
                                                                         2007   1.028       1.062     3,332,432
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.769       0.802            --
                                                                         2008   1.417       0.769       310,605
                                                                         2007   1.387       1.417       304,423
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.276       1.404            --
                                                                         2012   1.123       1.276       598,087
                                                                         2011   1.218       1.123       592,860
                                                                         2010   1.082       1.218       618,116
                                                                         2009   0.905       1.082       615,503
                                                                         2008   1.508       0.905       650,801
                                                                         2007   1.474       1.508       760,928
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.353       2.436       122,168
                                                                         2015   2.329       2.353       146,509
                                                                         2014   2.133       2.329       160,123
                                                                         2013   1.636       2.133       178,626
                                                                         2012   1.501       1.636       184,592
                                                                         2011   1.576       1.501       196,569
                                                                         2010   1.392       1.576       221,983
                                                                         2009   0.949       1.392       416,079
                                                                         2008   1.778       0.949       463,937
                                                                         2007   1.502       1.778       461,426
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)................ 2016   1.666       1.752       144,184

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.652       1.666       123,722
                                                                                 2014   1.520       1.652       154,955
                                                                                 2013   1.282       1.520       240,262
                                                                                 2012   1.160       1.282       283,972
                                                                                 2011   1.137       1.160       312,718
                                                                                 2010   1.055       1.137       312,094
                                                                                 2009   0.910       1.055       338,380
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.893       1.998       172,134
                                                                                 2015   1.881       1.893       139,275
                                                                                 2014   1.729       1.881       115,839
                                                                                 2013   1.315       1.729       142,532
                                                                                 2012   1.186       1.315       157,005
                                                                                 2011   1.257       1.186       175,607
                                                                                 2010   1.141       1.257       200,885
                                                                                 2009   0.880       1.141       239,608
                                                                                 2008   1.426       0.880       264,858
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.926       1.003            --
                                                                                 2010   0.814       0.926       170,919
                                                                                 2009   0.630       0.814       395,266
                                                                                 2008   1.076       0.630       401,375
                                                                                 2007   1.060       1.076       407,964
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.309       1.345        41,913
                                                                                 2015   1.339       1.309       157,761
                                                                                 2014   1.304       1.339       149,515
                                                                                 2013   1.271       1.304       503,263
                                                                                 2012   1.185       1.271       896,329
                                                                                 2011   1.167       1.185       776,520
                                                                                 2010   1.079       1.167       767,668
                                                                                 2009   0.910       1.079       809,221
                                                                                 2008   1.081       0.910       628,181
                                                                                 2007   1.042       1.081       167,259
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.322       1.379       504,942
                                                                                 2015   1.360       1.322       781,387
                                                                                 2014   1.318       1.360     1,052,587
                                                                                 2013   1.209       1.318       478,627
                                                                                 2012   1.103       1.209       773,047
                                                                                 2011   1.110       1.103       864,014
                                                                                 2010   1.013       1.110       953,169
                                                                                 2009   0.833       1.013       615,170
                                                                                 2008   1.080       0.833       347,305
                                                                                 2007   1.049       1.080       307,605
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.318       1.388     2,746,927
                                                                                 2015   1.358       1.318     3,216,728
                                                                                 2014   1.314       1.358     3,767,750
                                                                                 2013   1.133       1.314       661,098
                                                                                 2012   1.018       1.133       647,180
                                                                                 2011   1.050       1.018       702,750
                                                                                 2010   0.943       1.050       823,214
                                                                                 2009   0.758       0.943     1,106,422
                                                                                 2008   1.081       0.758       698,697
                                                                                 2007   1.054       1.081       826,468
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.294       1.376     7,792,104
                                                                                 2015   1.339       1.294     8,186,060
                                                                                 2014   1.294       1.339     7,659,886
                                                                                 2013   1.059       1.294       405,797
                                                                                 2012   0.934       1.059       343,365
                                                                                 2011   0.987       0.934       348,743
                                                                                 2010   0.875       0.987       279,346
                                                                                 2009   0.689       0.875       520,467
                                                                                 2008   1.081       0.689       525,964
                                                                                 2007   1.059       1.081       565,433
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.636       1.791       376,735
                                                                                 2015   1.649       1.636       410,946
                                                                                 2014   1.483       1.649       469,563
                                                                                 2013   1.145       1.483       720,364
                                                                                 2012   1.009       1.145       625,964
                                                                                 2011   1.010       1.009       708,708
                                                                                 2010   0.897       1.010       755,899
                                                                                 2009   0.730       0.897     1,190,775

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.814       1.944       564,018
                                                                                   2015   1.852       1.814       744,880
                                                                                   2014   1.737       1.852     1,073,481
                                                                                   2013   1.488       1.737     1,184,455
                                                                                   2012   1.359       1.488     1,307,262
                                                                                   2011   1.353       1.359     1,317,848
                                                                                   2010   1.252       1.353     1,549,396
                                                                                   2009   1.076       1.252     1,631,485
                                                                                   2008   1.409       1.076     1,664,381
                                                                                   2007   1.376       1.409     2,193,063
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.055       2.311       611,409
                                                                                   2015   2.093       2.055       614,228
                                                                                   2014   1.922       2.093       718,780
                                                                                   2013   1.440       1.922       782,763
                                                                                   2012   1.256       1.440       429,025
                                                                                   2011   1.266       1.256       458,507
                                                                                   2010   1.156       1.266       476,031
                                                                                   2009   0.973       1.156       480,020
                                                                                   2008   1.467       0.973       491,422
                                                                                   2007   1.387       1.467       511,174
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.265       2.643       142,048
                                                                                   2015   2.291       2.265       147,424
                                                                                   2014   2.330       2.291       165,638
                                                                                   2013   1.867       2.330       191,795
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.402       1.631       346,019
                                                                                   2015   1.420       1.402       370,151
                                                                                   2014   1.449       1.420       456,531
                                                                                   2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.893       1.890       107,500
                                                                                   2015   1.742       1.893       111,683
                                                                                   2014   1.628       1.742       106,312
                                                                                   2013   1.194       1.628       106,856
                                                                                   2012   1.023       1.194       538,524
                                                                                   2011   1.055       1.023       903,709
                                                                                   2010   0.919       1.055       875,435
                                                                                   2009   0.653       0.919     1,112,032
                                                                                   2008   1.146       0.653       849,286
                                                                                   2007   1.068       1.146       319,549
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.443       2.677       241,643
                                                                                   2015   2.425       2.443       308,322
                                                                                   2014   2.313       2.425       373,622
                                                                                   2013   1.632       2.313       515,590
                                                                                   2012   1.432       1.632       540,183
                                                                                   2011   1.436       1.432       679,583
                                                                                   2010   1.084       1.436       743,130
                                                                                   2009   0.796       1.084       721,583
                                                                                   2008   1.211       0.796       668,556
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.148       1.191            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.195       1.191        96,231
                                                                                   2015   1.206       1.195       122,563
                                                                                   2014   1.192       1.206        61,582
                                                                                   2013   1.219       1.192       156,980
                                                                                   2012   1.198       1.219       186,895
                                                                                   2011   1.153       1.198       235,069
                                                                                   2010   1.107       1.153       268,545
                                                                                   2009   1.078       1.107       328,155
                                                                                   2008   1.098       1.078       345,901
                                                                                   2007   1.069       1.098       356,357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.113       1.135            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.182       1.221            --
                                                                                   2008   1.147       1.182     2,423,102
                                                                                   2007   1.073       1.147     2,470,927
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.045       2.213            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.151       2.296            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.514       1.627        51,282
                                                                      2013   1.297       1.514        52,863
                                                                      2012   1.192       1.297        62,157
                                                                      2011   1.212       1.192        62,193
                                                                      2010   1.100       1.212        69,847
                                                                      2009   0.911       1.100       320,894
                                                                      2008   1.238       0.911       353,204
                                                                      2007   1.136       1.238       360,173
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   1.029       0.998            --
                                                                      2008   1.631       1.029       535,740
                                                                      2007   1.699       1.631       596,073
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.834       0.855            --
                                                                      2008   1.490       0.834            --
                                                                      2007   1.348       1.490            --





                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2016   2.958       2.925           --
                                                                             2015   2.815       2.958           --
                                                                             2014   2.800       2.815           --
                                                                             2013   2.206       2.800           --
                                                                             2012   1.832       2.206           --
                                                                             2011   2.046       1.832           --
                                                                             2010   1.863       2.046           --
                                                                             2009   1.332       1.863       16,095
                                                                             2008   2.201       1.332       16,095
                                                                             2007   1.950       2.201       16,095
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   2.603       2.801           --
                                                                             2015   2.479       2.603           --
                                                                             2014   2.325       2.479        3,232
                                                                             2013   1.819       2.325        3,236
                                                                             2012   1.570       1.819        3,240
                                                                             2011   1.669       1.570        3,245
                                                                             2010   1.431       1.669        3,251
                                                                             2009   1.045       1.431       11,665
                                                                             2008   1.898       1.045       11,671
                                                                             2007   1.719       1.898       11,677
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   2.259       2.475        3,297
                                                                             2015   2.265       2.259        3,302
                                                                             2014   2.084       2.265        3,308
                                                                             2013   1.588       2.084        3,313
                                                                             2012   1.376       1.588        3,319
                                                                             2011   1.426       1.376        3,327
                                                                             2010   1.303       1.426        3,335
                                                                             2009   1.010       1.303        3,344
                                                                             2008   1.654       1.010        3,354
                                                                             2007   1.603       1.654        3,362
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.492       1.428           --
                                                                             2007   1.418       1.492       16,836
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   1.300       1.227           --
                                                                             2007   1.488       1.300           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)....... 2016   2.652       2.807        3,016

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.687       2.652        3,021
                                                                                      2014   2.449       2.687        3,026
                                                                                      2013   1.903       2.449        3,031
                                                                                      2012   1.668       1.903        3,036
                                                                                      2011   1.746       1.668        3,043
                                                                                      2010   1.520       1.746        3,051
                                                                                      2009   1.142       1.520        3,059
                                                                                      2008   2.027       1.142        3,068
                                                                                      2007   1.759       2.027        3,075
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.459       2.481           --
                                                                                      2015   2.477       2.459           --
                                                                                      2014   2.278       2.477           --
                                                                                      2013   1.677       2.278           --
                                                                                      2012   1.396       1.677           --
                                                                                      2011   1.461       1.396           --
                                                                                      2010   1.260       1.461           --
                                                                                      2009   0.944       1.260           --
                                                                                      2008   1.639       0.944           --
                                                                                      2007   1.563       1.639           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.421       3.763           --
                                                                                      2015   3.539       3.421           --
                                                                                      2014   3.397       3.539           --
                                                                                      2013   2.544       3.397           --
                                                                                      2012   2.260       2.544           --
                                                                                      2011   2.580       2.260           --
                                                                                      2010   2.042       2.580           --
                                                                                      2009   1.487       2.042           --
                                                                                      2008   2.506       1.487        1,502
                                                                                      2007   2.211       2.506        1,502
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.611       3.283           --
                                                                                      2007   2.853       3.611           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.896       1.997           --
                                                                                      2015   2.064       1.896           --
                                                                                      2014   2.364       2.064           --
                                                                                      2013   1.956       2.364           --
                                                                                      2012   1.684       1.956           --
                                                                                      2011   1.917       1.684          984
                                                                                      2010   1.800       1.917          987
                                                                                      2009   1.336       1.800        1,510
                                                                                      2008   2.281       1.336        9,765
                                                                                      2007   2.011       2.281       27,581
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.587       1.608           --
                                                                                      2009   1.285       1.587           --
                                                                                      2008   1.843       1.285           --
                                                                                      2007   1.541       1.843           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.662       1.565           --
                                                                                      2007   1.546       1.662           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.971       2.109           --
                                                                                      2010   1.613       1.971           --
                                                                                      2009   1.046       1.613           --
                                                                                      2008   1.900       1.046           --
                                                                                      2007   1.589       1.900           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.942       2.926        3,667
                                                                                      2015   3.047       2.942        3,674
                                                                                      2014   2.575       3.047        3,598
                                                                                      2013   1.773       2.575        3,511
                                                                                      2012   1.520       1.773           --
                                                                                      2011   1.510       1.520           --
                                                                                      2010   1.229       1.510           --
                                                                                      2009   0.929       1.229           --
                                                                                      2008   1.587       0.929           --
                                                                                      2007   1.648       1.587           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   2.018       2.028           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.554       2.018        3,164
                                                                                 2012   1.376       1.554        4,141
                                                                                 2011   1.492       1.376        6,035
                                                                                 2010   1.302       1.492        9,080
                                                                                 2009   1.025       1.302       13,063
                                                                                 2008   1.644       1.025        3,191
                                                                                 2007   1.718       1.644        3,196
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.324       2.506           --
                                                                                 2015   2.327       2.324           --
                                                                                 2014   2.134       2.327           --
                                                                                 2013   1.670       2.134           --
                                                                                 2012   1.466       1.670           --
                                                                                 2011   1.454       1.466           --
                                                                                 2010   1.314       1.454           --
                                                                                 2009   1.095       1.314           --
                                                                                 2008   1.576       1.095           --
                                                                                 2007   1.524       1.576           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.485       2.622           --
                                                                                 2015   2.303       2.485           --
                                                                                 2014   2.056       2.303           --
                                                                                 2013   1.518       2.056           --
                                                                                 2012   1.284       1.518           --
                                                                                 2011   1.315       1.284           --
                                                                                 2010   1.218       1.315           --
                                                                                 2009   0.871       1.218           --
                                                                                 2008   1.413       0.871           --
                                                                                 2007   1.413       1.413           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   2.296       2.549           --
                                                                                 2015   2.405       2.296           --
                                                                                 2014   2.191       2.405           --
                                                                                 2013   1.684       2.191           --
                                                                                 2012   1.471       1.684           --
                                                                                 2011   1.427       1.471           --
                                                                                 2010   1.326       1.427           --
                                                                                 2009   1.084       1.326        8,333
                                                                                 2008   1.714       1.084        8,333
                                                                                 2007   1.679       1.714        8,333
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.256       3.385           --
                                                                                 2015   3.465       3.256           --
                                                                                 2014   3.388       3.465           --
                                                                                 2013   2.345       3.388           --
                                                                                 2012   1.998       2.345           --
                                                                                 2011   2.005       1.998           --
                                                                                 2010   1.630       2.005           --
                                                                                 2009   1.162       1.630           --
                                                                                 2008   1.995       1.162           --
                                                                                 2007   1.845       1.995           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.962       0.936           --
                                                                                 2008   1.566       0.962           --
                                                                                 2007   1.519       1.566           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.975       0.963           --
                                                                                 2010   0.909       0.975           --
                                                                                 2009   0.788       0.909           --
                                                                                 2008   1.017       0.788           --
                                                                                 2007   1.021       1.017           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.653       1.734           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.366       1.423           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.607       1.663           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.470       1.535           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.607       1.669           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.796       1.979           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.776       1.711           --
                                                                          2007   1.704       1.776        3,134
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.960       2.203           --
                                                                          2015   2.070       1.960           --
                                                                          2014   2.035       2.070           --
                                                                          2013   1.884       2.035           --
                                                                          2012   1.640       1.884           --
                                                                          2011   1.627       1.640           --
                                                                          2010   1.424       1.627           --
                                                                          2009   0.983       1.424           --
                                                                          2008   1.319       0.983           --
                                                                          2007   1.306       1.319           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.135       1.128           --
                                                                          2015   1.170       1.135           --
                                                                          2014   1.047       1.170           --
                                                                          2013   1.027       1.047           --
                                                                          2012   0.828       1.027           --
                                                                          2011   0.889       0.828           --
                                                                          2010   0.778       0.889           --
                                                                          2009   0.586       0.778           --
                                                                          2008   1.020       0.586        3,722
                                                                          2007   1.219       1.020        3,392
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.601       2.707           --
                                                                          2013   2.050       2.601           --
                                                                          2012   1.698       2.050           --
                                                                          2011   1.865       1.698           --
                                                                          2010   1.730       1.865           --
                                                                          2009   1.230       1.730           --
                                                                          2008   2.152       1.230           --
                                                                          2007   1.679       2.152           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.868       2.902           --
                                                                          2015   3.034       2.868           --
                                                                          2014   2.699       3.034           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.346       2.499        3,738
                                                                          2015   2.495       2.346        3,744
                                                                          2014   2.687       2.495        3,750
                                                                          2013   2.091       2.687        3,756
                                                                          2012   1.643       2.091        3,763
                                                                          2011   1.944       1.643        3,771
                                                                          2010   1.696       1.944        3,781
                                                                          2009   1.110       1.696        3,791
                                                                          2008   1.906       1.110        3,802
                                                                          2007   1.956       1.906        3,811
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.155       2.484       10,811
                                                                          2015   2.333       2.155       22,052
                                                                          2014   2.172       2.333       22,981
                                                                          2013   1.632       2.172           --
                                                                          2012   1.402       1.632           --
                                                                          2011   1.448       1.402           --
                                                                          2010   1.282       1.448           --
                                                                          2009   1.029       1.282           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.285       1.459        2,803
                                                                          2015   1.437       1.285        3,426
                                                                          2014   1.334       1.437        3,995
                                                                          2013   1.042       1.334        4,587
                                                                          2012   0.924       1.042        5,284
                                                                          2011   0.977       0.924        6,109
                                                                          2010   0.792       0.977        6,956
                                                                          2009   0.637       0.792        7,946
                                                                          2008   1.058       0.637        9,200
                                                                          2007   1.071       1.058       10,103
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.203       2.418           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.274       2.203           --
                                                                              2014   2.139       2.274           --
                                                                              2013   1.549       2.139           --
                                                                              2012   1.330       1.549           --
                                                                              2011   1.365       1.330           --
                                                                              2010   1.098       1.365           --
                                                                              2009   0.833       1.098           --
                                                                              2008   1.381       0.833           --
                                                                              2007   1.261       1.381           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.774       2.281           --
                                                                              2015   1.946       1.774           --
                                                                              2014   1.893       1.946           --
                                                                              2013   1.445       1.893           --
                                                                              2012   1.272       1.445           --
                                                                              2011   1.440       1.272           --
                                                                              2010   1.226       1.440           --
                                                                              2009   0.966       1.226           --
                                                                              2008   1.315       0.966           --
                                                                              2007   1.352       1.315           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.904       0.894           --
                                                                              2008   1.231       0.904        2,960
                                                                              2007   1.178       1.231        3,042
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.003       2.062           --
                                                                              2015   2.077       2.003           --
                                                                              2014   2.011       2.077           --
                                                                              2013   1.892       2.011           --
                                                                              2012   1.701       1.892           --
                                                                              2011   1.651       1.701           --
                                                                              2010   1.485       1.651           --
                                                                              2009   1.102       1.485           --
                                                                              2008   1.374       1.102           --
                                                                              2007   1.309       1.374           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.058       2.255        3,571
                                                                              2015   2.430       2.058        3,154
                                                                              2014   2.645       2.430        2,715
                                                                              2013   2.833       2.645           --
                                                                              2012   2.425       2.833           --
                                                                              2011   3.035       2.425           --
                                                                              2010   2.498       3.035           --
                                                                              2009   1.505       2.498           --
                                                                              2008   3.288       1.505           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.891       0.847           --
                                                                              2008   1.581       0.891           --
                                                                              2007   1.438       1.581           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.633       1.711           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.263       2.408           --
                                                                              2015   2.204       2.263           --
                                                                              2014   1.974       2.204           --
                                                                              2013   1.498       1.974           --
                                                                              2012   1.343       1.498           --
                                                                              2011   1.364       1.343           --
                                                                              2010   1.233       1.364           --
                                                                              2009   1.052       1.233        9,105
                                                                              2008   1.708       1.052        9,105
                                                                              2007   1.697       1.708        9,105
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.237       1.325           --
                                                                              2015   1.285       1.237           --
                                                                              2014   1.244       1.285           --
                                                                              2013   0.978       1.244           --
                                                                              2012   0.852       0.978           --
                                                                              2011   0.998       0.852           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.240       1.599           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.334       1.240           --
                                                                               2014   1.334       1.334           --
                                                                               2013   1.025       1.334           --
                                                                               2012   0.884       1.025           --
                                                                               2011   0.989       0.884           --
                                                                               2010   0.839       0.989           --
                                                                               2009   0.675       0.839           --
                                                                               2008   0.979       0.675        3,364
                                                                               2007   1.028       0.979        3,598
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.922       1.872           --
                                                                               2015   1.992       1.922           --
                                                                               2014   2.178       1.992           --
                                                                               2013   1.859       2.178        2,733
                                                                               2012   1.621       1.859        2,766
                                                                               2011   1.847       1.621       34,707
                                                                               2010   1.687       1.847       36,846
                                                                               2009   1.305       1.687       34,464
                                                                               2008   2.305       1.305       34,716
                                                                               2007   2.197       2.305           --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.703       1.845           --
                                                                               2012   1.641       1.703        3,108
                                                                               2011   1.760       1.641        3,112
                                                                               2010   1.454       1.760        3,118
                                                                               2009   1.079       1.454        3,123
                                                                               2008   1.707       1.079        3,129
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.150           --
                                                                               2012   1.026       1.062       24,430
                                                                               2011   1.103       1.026       71,521
                                                                               2010   0.913       1.103       53,698
                                                                               2009   0.680       0.913       55,873
                                                                               2008   1.121       0.680       70,366
                                                                               2007   1.266       1.121           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.375       1.355           --
                                                                               2015   1.347       1.375           --
                                                                               2014   1.342       1.347           --
                                                                               2013   1.074       1.342           --
                                                                               2012   0.902       1.074           --
                                                                               2011   1.002       0.902           --
                                                                               2010   0.880       1.002           --
                                                                               2009   0.640       0.880       14,053
                                                                               2008   1.096       0.640       39,661
                                                                               2007   1.050       1.096       41,005
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.387       1.433           --
                                                                               2015   1.454       1.387           --
                                                                               2014   1.434       1.454           --
                                                                               2013   1.603       1.434           --
                                                                               2012   1.492       1.603        5,416
                                                                               2011   1.362       1.492        5,429
                                                                               2010   1.283       1.362        5,252
                                                                               2009   1.103       1.283        5,063
                                                                               2008   1.203       1.103          211
                                                                               2007   1.137       1.203           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.525       1.537       12,673
                                                                               2015   1.551       1.525       32,810
                                                                               2014   1.515       1.551       34,053
                                                                               2013   1.572       1.515       35,269
                                                                               2012   1.464       1.572       41,367
                                                                               2011   1.444       1.464       42,041
                                                                               2010   1.359       1.444       11,419
                                                                               2009   1.221       1.359       22,312
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   2.089       2.101           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.125       2.089            --
                                                                          2014   1.945       2.125            --
                                                                          2013   1.488       1.945            --
                                                                          2012   1.369       1.488            --
                                                                          2011   1.460       1.369            --
                                                                          2010   1.278       1.460            --
                                                                          2009   1.050       1.278            --
                                                                          2008   1.591       1.050            --
                                                                          2007   1.542       1.591            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.161       1.281            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.698       1.740            --
                                                                          2015   1.751       1.698            --
                                                                          2014   1.704       1.751            --
                                                                          2013   1.708       1.704            --
                                                                          2012   1.557       1.708            --
                                                                          2011   1.529       1.557            --
                                                                          2010   1.387       1.529            --
                                                                          2009   1.061       1.387            --
                                                                          2008   1.209       1.061            --
                                                                          2007   1.154       1.209            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.868       1.952            --
                                                                          2012   1.696       1.868            --
                                                                          2011   2.101       1.696            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.397       1.591            --
                                                                          2015   1.474       1.397            --
                                                                          2014   1.325       1.474            --
                                                                          2013   1.008       1.325            --
                                                                          2012   0.869       1.008            --
                                                                          2011   0.921       0.869            --
                                                                          2010   0.801       0.921            --
                                                                          2009   0.689       0.801            --
                                                                          2008   1.100       0.689            --
                                                                          2007   1.077       1.100            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.099       2.394            --
                                                                          2015   2.213       2.099            --
                                                                          2014   2.031       2.213         3,160
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.346       1.364            --
                                                                          2015   1.361       1.346            --
                                                                          2014   1.294       1.361         3,899
                                                                          2013   1.327       1.294         3,903
                                                                          2012   1.256       1.327         3,909
                                                                          2011   1.199       1.256         3,915
                                                                          2010   1.126       1.199         3,921
                                                                          2009   1.047       1.126         3,928
                                                                          2008   1.103       1.047        37,825
                                                                          2007   1.056       1.103        39,948
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.803       1.773         1,313
                                                                          2015   1.727       1.803         1,772
                                                                          2014   1.613       1.727         2,232
                                                                          2013   1.223       1.613         2,733
                                                                          2012   1.089       1.223         3,340
                                                                          2011   1.217       1.089         4,018
                                                                          2010   1.033       1.217         4,706
                                                                          2009   0.821       1.033         5,489
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.951       0.938         9,180
                                                                          2015   0.968       0.951        10,455
                                                                          2014   0.985       0.968        17,937
                                                                          2013   1.003       0.985        40,108
                                                                          2012   1.020       1.003        29,001
                                                                          2011   1.038       1.020        30,614
                                                                          2010   1.057       1.038        33,546
                                                                          2009   1.071       1.057        27,446
                                                                          2008   1.059       1.071        21,460
                                                                          2007   1.026       1.059       100,284
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.767       0.800            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.414       0.767        28,492
                                                                                 2007   1.384       1.414        30,557
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.270       1.397            --
                                                                                 2012   1.118       1.270            --
                                                                                 2011   1.213       1.118            --
                                                                                 2010   1.079       1.213            --
                                                                                 2009   0.902       1.079            --
                                                                                 2008   1.505       0.902            --
                                                                                 2007   1.471       1.505            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.338       2.419            --
                                                                                 2015   2.315       2.338            --
                                                                                 2014   2.122       2.315            --
                                                                                 2013   1.628       2.122            --
                                                                                 2012   1.494       1.628            --
                                                                                 2011   1.570       1.494            --
                                                                                 2010   1.387       1.570            --
                                                                                 2009   0.946       1.387            --
                                                                                 2008   1.774       0.946            --
                                                                                 2007   1.499       1.774            --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.656       1.741            --
                                                                                 2015   1.643       1.656            --
                                                                                 2014   1.512       1.643            --
                                                                                 2013   1.276       1.512            --
                                                                                 2012   1.156       1.276            --
                                                                                 2011   1.133       1.156            --
                                                                                 2010   1.052       1.133            --
                                                                                 2009   0.907       1.052            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.881       1.985            --
                                                                                 2015   1.870       1.881            --
                                                                                 2014   1.720       1.870            --
                                                                                 2013   1.309       1.720            --
                                                                                 2012   1.180       1.309            --
                                                                                 2011   1.252       1.180            --
                                                                                 2010   1.137       1.252            --
                                                                                 2009   0.877       1.137         9,165
                                                                                 2008   1.422       0.877        16,385
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.924       1.001            --
                                                                                 2010   0.813       0.924            --
                                                                                 2009   0.629       0.813            --
                                                                                 2008   1.075       0.629            --
                                                                                 2007   1.059       1.075            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.302       1.338            --
                                                                                 2015   1.333       1.302            --
                                                                                 2014   1.299       1.333            --
                                                                                 2013   1.267       1.299            --
                                                                                 2012   1.181       1.267            --
                                                                                 2011   1.164       1.181            --
                                                                                 2010   1.077       1.164            --
                                                                                 2009   0.909       1.077            --
                                                                                 2008   1.080       0.909            --
                                                                                 2007   1.042       1.080            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.316       1.372        22,466
                                                                                 2015   1.354       1.316        22,492
                                                                                 2014   1.313       1.354            --
                                                                                 2013   1.205       1.313            --
                                                                                 2012   1.100       1.205            --
                                                                                 2011   1.108       1.100            --
                                                                                 2010   1.011       1.108            --
                                                                                 2009   0.832       1.011            --
                                                                                 2008   1.079       0.832            --
                                                                                 2007   1.048       1.079            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.311       1.380       187,692

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.352       1.311       187,781
                                                                        2014   1.309       1.352       148,369
                                                                        2013   1.129       1.309            --
                                                                        2012   1.015       1.129            --
                                                                        2011   1.047       1.015            --
                                                                        2010   0.942       1.047            --
                                                                        2009   0.757       0.942            --
                                                                        2008   1.080       0.757            --
                                                                        2007   1.053       1.080            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.288       1.368       820,436
                                                                        2015   1.333       1.288       820,345
                                                                        2014   1.289       1.333       768,752
                                                                        2013   1.055       1.289            --
                                                                        2012   0.931       1.055            --
                                                                        2011   0.984       0.931            --
                                                                        2010   0.873       0.984            --
                                                                        2009   0.689       0.873            --
                                                                        2008   1.080       0.689            --
                                                                        2007   1.058       1.080            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.627       1.781            --
                                                                        2015   1.641       1.627            --
                                                                        2014   1.477       1.641            --
                                                                        2013   1.141       1.477            --
                                                                        2012   1.006       1.141            --
                                                                        2011   1.007       1.006            --
                                                                        2010   0.895       1.007            --
                                                                        2009   0.729       0.895            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.803       1.930         2,176
                                                                        2015   1.841       1.803         2,613
                                                                        2014   1.728       1.841         6,703
                                                                        2013   1.481       1.728         7,167
                                                                        2012   1.353       1.481         7,685
                                                                        2011   1.347       1.353         8,258
                                                                        2010   1.248       1.347         8,866
                                                                        2009   1.073       1.248        28,425
                                                                        2008   1.406       1.073        29,167
                                                                        2007   1.373       1.406        29,798
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.043       2.296            --
                                                                        2015   2.082       2.043            --
                                                                        2014   1.912       2.082            --
                                                                        2013   1.434       1.912            --
                                                                        2012   1.251       1.434            --
                                                                        2011   1.262       1.251            --
                                                                        2010   1.153       1.262            --
                                                                        2009   0.971       1.153            --
                                                                        2008   1.465       0.971            --
                                                                        2007   1.385       1.465            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   2.251       2.625            --
                                                                        2015   2.277       2.251            --
                                                                        2014   2.317       2.277         3,100
                                                                        2013   1.857       2.317         3,103
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.394       1.622         1,588
                                                                        2015   1.413       1.394        16,983
                                                                        2014   1.443       1.413        18,093
                                                                        2013   1.158       1.443        28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.884       1.880            --
                                                                        2015   1.735       1.884            --
                                                                        2014   1.622       1.735            --
                                                                        2013   1.190       1.622            --
                                                                        2012   1.020       1.190         6,296
                                                                        2011   1.052       1.020         6,818
                                                                        2010   0.917       1.052         6,918
                                                                        2009   0.653       0.917         7,493
                                                                        2008   1.145       0.653         8,187
                                                                        2007   1.068       1.145            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.428       2.659         4,165

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.411       2.428        4,173
                                                                                   2014   2.301       2.411        4,079
                                                                                   2013   1.624       2.301        3,974
                                                                                   2012   1.426       1.624           --
                                                                                   2011   1.430       1.426           --
                                                                                   2010   1.081       1.430           --
                                                                                   2009   0.793       1.081           --
                                                                                   2008   1.209       0.793           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.146       1.189           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.188       1.184           --
                                                                                   2015   1.200       1.188           --
                                                                                   2014   1.186       1.200           --
                                                                                   2013   1.214       1.186           --
                                                                                   2012   1.194       1.214           --
                                                                                   2011   1.149       1.194           --
                                                                                   2010   1.104       1.149           --
                                                                                   2009   1.075       1.104           --
                                                                                   2008   1.096       1.075           --
                                                                                   2007   1.068       1.096           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.110       1.132           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.179       1.217           --
                                                                                   2008   1.145       1.179       18,304
                                                                                   2007   1.071       1.145       18,782
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.041       2.209           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.147       2.292           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.507       1.618           --
                                                                                   2013   1.291       1.507           --
                                                                                   2012   1.187       1.291           --
                                                                                   2011   1.208       1.187           --
                                                                                   2010   1.096       1.208           --
                                                                                   2009   0.908       1.096           --
                                                                                   2008   1.236       0.908           --
                                                                                   2007   1.134       1.236           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   1.026       0.995           --
                                                                                   2008   1.627       1.026           --
                                                                                   2007   1.695       1.627           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.832       0.852           --
                                                                                   2008   1.487       0.832           --
                                                                                   2007   1.346       1.487           --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.696       2.665        14,993
                                                                  2015   2.567       2.696        15,092
                                                                  2014   2.555       2.567        30,358
                                                                  2013   2.013       2.555        35,863
                                                                  2012   1.673       2.013        43,011
                                                                  2011   1.869       1.673        59,669
                                                                  2010   1.703       1.869        64,659
                                                                  2009   1.219       1.703        67,286
                                                                  2008   2.014       1.219       116,778
                                                                  2007   1.785       2.014       115,421
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.376       2.555        36,697

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.264       2.376        71,644
                                                                                      2014   2.124       2.264        92,541
                                                                                      2013   1.662       2.124       154,358
                                                                                      2012   1.436       1.662       189,256
                                                                                      2011   1.527       1.436       246,903
                                                                                      2010   1.310       1.527       273,595
                                                                                      2009   0.957       1.310       319,160
                                                                                      2008   1.739       0.957       368,588
                                                                                      2007   1.576       1.739       353,593
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.061       2.257        18,068
                                                                                      2015   2.068       2.061        18,569
                                                                                      2014   1.903       2.068        40,594
                                                                                      2013   1.451       1.903        52,718
                                                                                      2012   1.258       1.451        55,423
                                                                                      2011   1.305       1.258        65,415
                                                                                      2010   1.192       1.305        84,970
                                                                                      2009   0.925       1.192        95,925
                                                                                      2008   1.515       0.925       102,969
                                                                                      2007   1.469       1.515       111,233
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.389       1.328            --
                                                                                      2007   1.320       1.389           189
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.203       1.134            --
                                                                                      2007   1.377       1.203        25,165
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.477       2.621         6,992
                                                                                      2015   2.512       2.477        15,944
                                                                                      2014   2.291       2.512        20,919
                                                                                      2013   1.781       2.291        40,334
                                                                                      2012   1.561       1.781        48,721
                                                                                      2011   1.635       1.561        56,705
                                                                                      2010   1.424       1.635        60,189
                                                                                      2009   1.070       1.424        61,815
                                                                                      2008   1.902       1.070        78,752
                                                                                      2007   1.651       1.902        85,172
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.265       2.284            --
                                                                                      2015   2.283       2.265            --
                                                                                      2014   2.100       2.283            --
                                                                                      2013   1.547       2.100            --
                                                                                      2012   1.288       1.547            --
                                                                                      2011   1.349       1.288            --
                                                                                      2010   1.164       1.349            --
                                                                                      2009   0.873       1.164            --
                                                                                      2008   1.516       0.873            --
                                                                                      2007   1.446       1.516            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.065       3.369         1,609
                                                                                      2015   3.172       3.065        11,012
                                                                                      2014   3.046       3.172        12,295
                                                                                      2013   2.283       3.046        15,122
                                                                                      2012   2.029       2.283        15,540
                                                                                      2011   2.317       2.029        20,061
                                                                                      2010   1.835       2.317        28,028
                                                                                      2009   1.337       1.835        36,730
                                                                                      2008   2.254       1.337        54,110
                                                                                      2007   1.990       2.254        33,684
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.245       2.950            --
                                                                                      2007   2.566       3.245        23,074
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.718       1.808        50,428
                                                                                      2015   1.870       1.718        72,646
                                                                                      2014   2.143       1.870        82,918
                                                                                      2013   1.774       2.143       127,026
                                                                                      2012   1.528       1.774       167,384
                                                                                      2011   1.741       1.528       156,213
                                                                                      2010   1.635       1.741       241,331
                                                                                      2009   1.215       1.635       254,431
                                                                                      2008   2.074       1.215       248,667
                                                                                      2007   1.829       2.074       321,873

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.480       1.499            --
                                                                                  2009   1.199       1.480            --
                                                                                  2008   1.720       1.199            --
                                                                                  2007   1.439       1.720            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.520       1.431            --
                                                                                  2007   1.415       1.520            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.760       1.883            --
                                                                                  2010   1.440       1.760             1
                                                                                  2009   0.935       1.440             5
                                                                                  2008   1.699       0.935        13,760
                                                                                  2007   1.421       1.699            12
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.659       2.643            --
                                                                                  2015   2.755       2.659            --
                                                                                  2014   2.330       2.755            --
                                                                                  2013   1.605       2.330            --
                                                                                  2012   1.377       1.605            --
                                                                                  2011   1.368       1.377            --
                                                                                  2010   1.114       1.368             1
                                                                                  2009   0.843       1.114         7,793
                                                                                  2008   1.440       0.843        32,485
                                                                                  2007   1.496       1.440        29,824
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.818       1.826            --
                                                                                  2013   1.400       1.818         3,902
                                                                                  2012   1.240       1.400        18,598
                                                                                  2011   1.346       1.240        20,391
                                                                                  2010   1.175       1.346        23,302
                                                                                  2009   0.925       1.175        24,056
                                                                                  2008   1.485       0.925        26,190
                                                                                  2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.126       2.292            --
                                                                                  2015   2.130       2.126            --
                                                                                  2014   1.954       2.130            --
                                                                                  2013   1.530       1.954            --
                                                                                  2012   1.344       1.530            --
                                                                                  2011   1.334       1.344        10,981
                                                                                  2010   1.206       1.334        12,004
                                                                                  2009   1.005       1.206        12,575
                                                                                  2008   1.448       1.005        13,769
                                                                                  2007   1.401       1.448        14,358
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.238       2.361            --
                                                                                  2015   2.076       2.238            --
                                                                                  2014   1.854       2.076            --
                                                                                  2013   1.369       1.854            --
                                                                                  2012   1.159       1.369            --
                                                                                  2011   1.187       1.159            --
                                                                                  2010   1.101       1.187            --
                                                                                  2009   0.787       1.101            --
                                                                                  2008   1.278       0.787            --
                                                                                  2007   1.278       1.278            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   2.044       2.268            --
                                                                                  2015   2.142       2.044            --
                                                                                  2014   1.953       2.142            --
                                                                                  2013   1.502       1.953            --
                                                                                  2012   1.313       1.502            --
                                                                                  2011   1.274       1.313            --
                                                                                  2010   1.185       1.274            --
                                                                                  2009   0.969       1.185            --
                                                                                  2008   1.532       0.969            --
                                                                                  2007   1.502       1.532            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   2.896       3.009         1,943

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2015   3.083       2.896        12,930
                                                                                2014   3.016       3.083        13,458
                                                                                2013   2.088       3.016        16,553
                                                                                2012   1.781       2.088        17,039
                                                                                2011   1.788       1.781        17,558
                                                                                2010   1.454       1.788        19,083
                                                                                2009   1.037       1.454        19,604
                                                                                2008   1.781       1.037        19,853
                                                                                2007   1.649       1.781            --
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.893       0.869            --
                                                                                2008   1.455       0.893        56,471
                                                                                2007   1.412       1.455        57,013
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.972       0.959            --
                                                                                2010   0.906       0.972            --
                                                                                2009   0.786       0.906            --
                                                                                2008   1.015       0.786        27,805
                                                                                2007   1.020       1.015        29,122
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.494       1.567            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.236       1.287            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.459       1.510            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.351       1.410            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.493       1.550            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.664       1.832            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.628       1.568            --
                                                                                2007   1.563       1.628        36,339
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.885       2.118        18,451
                                                                                2015   1.992       1.885        38,479
                                                                                2014   1.959       1.992        44,484
                                                                                2013   1.815       1.959        72,277
                                                                                2012   1.581       1.815        79,089
                                                                                2011   1.569       1.581        83,485
                                                                                2010   1.374       1.569        87,098
                                                                                2009   0.949       1.374        91,723
                                                                                2008   1.274       0.949       143,320
                                                                                2007   1.262       1.274       158,396
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.130       1.122        18,890
                                                                                2015   1.165       1.130        44,633
                                                                                2014   1.043       1.165        78,155
                                                                                2013   1.024       1.043       129,296
                                                                                2012   0.825       1.024       149,202
                                                                                2011   0.887       0.825       192,041
                                                                                2010   0.777       0.887       199,515
                                                                                2009   0.585       0.777       219,875
                                                                                2008   1.020       0.585       223,707
                                                                                2007   1.218       1.020       200,890
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.421       2.520            --
                                                                                2013   1.909       2.421        44,140
                                                                                2012   1.583       1.909        45,270
                                                                                2011   1.739       1.583        75,815
                                                                                2010   1.614       1.739        89,776
                                                                                2009   1.147       1.614       105,140
                                                                                2008   2.009       1.147       105,926
                                                                                2007   1.568       2.009       106,959
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.667       2.697        24,688
                                                                                2015   2.823       2.667        24,979
                                                                                2014   2.512       2.823        38,166
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   2.156       2.296         1,344

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.294       2.156         1,758
                                                                              2014   2.472       2.294         1,847
                                                                              2013   1.924       2.472         1,937
                                                                              2012   1.513       1.924         2,032
                                                                              2011   1.791       1.513         2,617
                                                                              2010   1.563       1.791         2,737
                                                                              2009   1.024       1.563        11,023
                                                                              2008   1.759       1.024        17,108
                                                                              2007   1.806       1.759        16,311
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.938       2.233        31,653
                                                                              2015   2.098       1.938        63,157
                                                                              2014   1.954       2.098        81,907
                                                                              2013   1.470       1.954       143,565
                                                                              2012   1.263       1.470       164,586
                                                                              2011   1.305       1.263       182,602
                                                                              2010   1.156       1.305       204,377
                                                                              2009   0.928       1.156       225,620
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.279       1.451        23,496
                                                                              2015   1.431       1.279        56,894
                                                                              2014   1.329       1.431        68,732
                                                                              2013   1.038       1.329       118,526
                                                                              2012   0.922       1.038       151,264
                                                                              2011   0.974       0.922       161,883
                                                                              2010   0.790       0.974       182,953
                                                                              2009   0.636       0.790       226,659
                                                                              2008   1.058       0.636       260,534
                                                                              2007   1.071       1.058       236,077
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.191       2.404            --
                                                                              2015   2.263       2.191            --
                                                                              2014   2.130       2.263            --
                                                                              2013   1.543       2.130            --
                                                                              2012   1.326       1.543            --
                                                                              2011   1.361       1.326            --
                                                                              2010   1.096       1.361            --
                                                                              2009   0.831       1.096            --
                                                                              2008   1.379       0.831         6,216
                                                                              2007   1.260       1.379         5,877
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268         1,305
                                                                              2015   1.937       1.764         1,512
                                                                              2014   1.884       1.937         1,413
                                                                              2013   1.440       1.884         1,356
                                                                              2012   1.268       1.440         1,396
                                                                              2011   1.436       1.268         1,369
                                                                              2010   1.223       1.436         1,311
                                                                              2009   0.965       1.223         1,377
                                                                              2008   1.314       0.965         1,359
                                                                              2007   1.351       1.314         1,549
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.902       0.891            --
                                                                              2008   1.228       0.902        35,712
                                                                              2007   1.176       1.228        35,864
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.894       1.950            --
                                                                              2015   1.965       1.894            --
                                                                              2014   1.903       1.965            --
                                                                              2013   1.791       1.903            --
                                                                              2012   1.612       1.791            --
                                                                              2011   1.565       1.612            --
                                                                              2010   1.408       1.565            --
                                                                              2009   1.046       1.408        17,089
                                                                              2008   1.305       1.046           138
                                                                              2007   1.243       1.305           139
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.842       2.017        22,317
                                                                              2015   2.176       1.842        43,943
                                                                              2014   2.370       2.176        46,166
                                                                              2013   2.540       2.370        30,613
                                                                              2012   2.175       2.540        30,927
                                                                              2011   2.724       2.175        30,592
                                                                              2010   2.243       2.724        28,061
                                                                              2009   1.352       2.243        30,484
                                                                              2008   2.955       1.352        46,665

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.839       0.797            --
                                                                               2008   1.489       0.839           172
                                                                               2007   1.354       1.489           173
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.528       1.601            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.108       2.242            --
                                                                               2015   2.054       2.108            --
                                                                               2014   1.841       2.054            --
                                                                               2013   1.397       1.841            --
                                                                               2012   1.253       1.397            --
                                                                               2011   1.273       1.253            --
                                                                               2010   1.152       1.273            --
                                                                               2009   0.984       1.152            --
                                                                               2008   1.597       0.984            --
                                                                               2007   1.588       1.597         5,731
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.231       1.318            --
                                                                               2015   1.279       1.231            --
                                                                               2014   1.240       1.279            --
                                                                               2013   0.974       1.240            --
                                                                               2012   0.850       0.974            --
                                                                               2011   0.995       0.850            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.234       1.590        22,936
                                                                               2015   1.328       1.234        54,208
                                                                               2014   1.329       1.328        63,889
                                                                               2013   1.022       1.329       114,315
                                                                               2012   0.882       1.022       143,433
                                                                               2011   0.986       0.882       146,422
                                                                               2010   0.838       0.986       150,332
                                                                               2009   0.674       0.838       164,448
                                                                               2008   0.979       0.674       155,484
                                                                               2007   1.027       0.979       172,747
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.750       1.704        23,300
                                                                               2015   1.814       1.750        27,230
                                                                               2014   1.985       1.814        31,793
                                                                               2013   1.695       1.985        29,439
                                                                               2012   1.479       1.695        30,590
                                                                               2011   1.686       1.479        27,589
                                                                               2010   1.541       1.686        30,720
                                                                               2009   1.193       1.541        41,457
                                                                               2008   2.107       1.193        20,278
                                                                               2007   2.009       2.107           516
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.557       1.687            --
                                                                               2012   1.502       1.557         1,804
                                                                               2011   1.612       1.502        29,110
                                                                               2010   1.331       1.612        32,790
                                                                               2009   0.988       1.331        38,039
                                                                               2008   1.565       0.988        38,886
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.058       1.145            --
                                                                               2012   1.023       1.058        27,493
                                                                               2011   1.100       1.023        34,193
                                                                               2010   0.911       1.100        76,744
                                                                               2009   0.678       0.911        89,891
                                                                               2008   1.119       0.678       121,130
                                                                               2007   1.265       1.119        45,145
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.369       1.347        66,838
                                                                               2015   1.341       1.369       128,095
                                                                               2014   1.336       1.341       156,174
                                                                               2013   1.070       1.336       263,800
                                                                               2012   0.900       1.070       326,102
                                                                               2011   1.000       0.900       334,428
                                                                               2010   0.878       1.000       357,008
                                                                               2009   0.640       0.878       394,638
                                                                               2008   1.096       0.640       518,875
                                                                               2007   1.050       1.096       481,473
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.311       1.355        20,475

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.375       1.311        54,283
                                                                          2014   1.357       1.375        64,262
                                                                          2013   1.518       1.357       110,342
                                                                          2012   1.414       1.518       102,319
                                                                          2011   1.291       1.414       126,811
                                                                          2010   1.217       1.291       136,185
                                                                          2009   1.047       1.217       134,684
                                                                          2008   1.142       1.047       143,004
                                                                          2007   1.080       1.142       182,484
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.480       1.491        64,280
                                                                          2015   1.506       1.480       125,271
                                                                          2014   1.472       1.506       171,502
                                                                          2013   1.528       1.472       303,311
                                                                          2012   1.424       1.528       453,960
                                                                          2011   1.405       1.424       430,893
                                                                          2010   1.323       1.405       241,207
                                                                          2009   1.188       1.323       235,915
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.969       1.979            --
                                                                          2015   2.003       1.969            --
                                                                          2014   1.835       2.003            --
                                                                          2013   1.404       1.835            --
                                                                          2012   1.293       1.404            --
                                                                          2011   1.379       1.293            --
                                                                          2010   1.208       1.379            --
                                                                          2009   0.993       1.208           163
                                                                          2008   1.505       0.993           165
                                                                          2007   1.459       1.505           166
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.160       1.279            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.688       1.730            --
                                                                          2015   1.742       1.688        30,769
                                                                          2014   1.696       1.742        35,986
                                                                          2013   1.700       1.696        59,076
                                                                          2012   1.551       1.700        59,601
                                                                          2011   1.524       1.551        60,820
                                                                          2010   1.383       1.524       107,263
                                                                          2009   1.058       1.383       115,514
                                                                          2008   1.207       1.058       216,727
                                                                          2007   1.152       1.207       248,507
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.666       1.740            --
                                                                          2012   1.513       1.666            --
                                                                          2011   1.875       1.513            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.390       1.583        25,342
                                                                          2015   1.468       1.390        57,454
                                                                          2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.099       0.688       285,750
                                                                          2007   1.076       1.099       280,694
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.889       2.153         3,840
                                                                          2015   1.993       1.889         3,860
                                                                          2014   1.829       1.993         3,881
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.308       1.325            --
                                                                          2015   1.324       1.308            --
                                                                          2014   1.259       1.324            --
                                                                          2013   1.292       1.259            --
                                                                          2012   1.223       1.292            --
                                                                          2011   1.168       1.223            --
                                                                          2010   1.098       1.168            --
                                                                          2009   1.021       1.098           538
                                                                          2008   1.077       1.021           542
                                                                          2007   1.031       1.077           546
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.704       1.675            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.633       1.704            --
                                                                                 2014   1.526       1.633            --
                                                                                 2013   1.158       1.526            --
                                                                                 2012   1.031       1.158            --
                                                                                 2011   1.153       1.031            --
                                                                                 2010   0.979       1.153            --
                                                                                 2009   0.779       0.979           179
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.947       0.933       296,513
                                                                                 2015   0.964       0.947       448,673
                                                                                 2014   0.982       0.964       296,135
                                                                                 2013   0.999       0.982       349,017
                                                                                 2012   1.018       0.999       414,384
                                                                                 2011   1.036       1.018       483,466
                                                                                 2010   1.055       1.036       678,570
                                                                                 2009   1.069       1.055       784,752
                                                                                 2008   1.059       1.069       631,296
                                                                                 2007   1.026       1.059       490,084
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.727       0.758            --
                                                                                 2008   1.341       0.727            --
                                                                                 2007   1.314       1.341            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.174       1.291            --
                                                                                 2012   1.033       1.174        25,514
                                                                                 2011   1.122       1.033        26,616
                                                                                 2010   0.998       1.122        27,857
                                                                                 2009   0.835       0.998        27,857
                                                                                 2008   1.394       0.835        51,273
                                                                                 2007   1.364       1.394        52,031
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.112       2.184            --
                                                                                 2015   2.092       2.112            --
                                                                                 2014   1.918       2.092            --
                                                                                 2013   1.472       1.918            --
                                                                                 2012   1.352       1.472         6,455
                                                                                 2011   1.421       1.352         7,287
                                                                                 2010   1.256       1.421        21,443
                                                                                 2009   0.857       1.256        23,152
                                                                                 2008   1.608       0.857        22,577
                                                                                 2007   1.360       1.608        23,002
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.647       1.730        19,023
                                                                                 2015   1.634       1.647        20,366
                                                                                 2014   1.505       1.634        21,350
                                                                                 2013   1.271       1.505        28,908
                                                                                 2012   1.152       1.271        29,840
                                                                                 2011   1.129       1.152        32,263
                                                                                 2010   1.049       1.129        35,150
                                                                                 2009   0.905       1.049        35,219
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.744       1.839            --
                                                                                 2015   1.734       1.744            --
                                                                                 2014   1.596       1.734            --
                                                                                 2013   1.215       1.596            --
                                                                                 2012   1.096       1.215            --
                                                                                 2011   1.163       1.096            --
                                                                                 2010   1.058       1.163            --
                                                                                 2009   0.816       1.058           187
                                                                                 2008   1.323       0.816           188
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922            --
                                                                                 2009   0.628       0.811            --
                                                                                 2008   1.074       0.628            --
                                                                                 2007   1.059       1.074            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        11,918

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.327       1.296        15,584
                                                                     2014   1.294       1.327        16,375
                                                                     2013   1.263       1.294        17,172
                                                                     2012   1.178       1.263        18,015
                                                                     2011   1.161       1.178        18,936
                                                                     2010   1.075       1.161        19,884
                                                                     2009   0.908       1.075            --
                                                                     2008   1.080       0.908            --
                                                                     2007   1.041       1.080            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.310       1.365            --
                                                                     2015   1.348       1.310            --
                                                                     2014   1.308       1.348            --
                                                                     2013   1.201       1.308            --
                                                                     2012   1.097       1.201            --
                                                                     2011   1.105       1.097            --
                                                                     2010   1.009       1.105            --
                                                                     2009   0.831       1.009        31,259
                                                                     2008   1.079       0.831            --
                                                                     2007   1.048       1.079            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.305       1.373       777,085
                                                                     2015   1.346       1.305       948,883
                                                                     2014   1.304       1.346     1,378,230
                                                                     2013   1.126       1.304         9,804
                                                                     2012   1.012       1.126        10,286
                                                                     2011   1.045       1.012        11,629
                                                                     2010   0.940       1.045        12,163
                                                                     2009   0.756       0.940        24,924
                                                                     2008   1.079       0.756         1,224
                                                                     2007   1.053       1.079        20,797
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.281       1.361       106,877
                                                                     2015   1.327       1.281       134,310
                                                                     2014   1.284       1.327       260,669
                                                                     2013   1.052       1.284            --
                                                                     2012   0.928       1.052            --
                                                                     2011   0.982       0.928            --
                                                                     2010   0.872       0.982            --
                                                                     2009   0.688       0.872            --
                                                                     2008   1.079       0.688            --
                                                                     2007   1.058       1.079            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.619       1.771        23,788
                                                                     2015   1.633       1.619        25,133
                                                                     2014   1.470       1.633        26,414
                                                                     2013   1.137       1.470        30,541
                                                                     2012   1.003       1.137        31,894
                                                                     2011   1.005       1.003        33,271
                                                                     2010   0.893       1.005        34,826
                                                                     2009   0.727       0.893        34,835
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.692       1.811        35,864
                                                                     2015   1.728       1.692       102,318
                                                                     2014   1.623       1.728       152,406
                                                                     2013   1.392       1.623       255,581
                                                                     2012   1.273       1.392       292,369
                                                                     2011   1.268       1.273       322,189
                                                                     2010   1.175       1.268       338,603
                                                                     2009   1.011       1.175       339,258
                                                                     2008   1.324       1.011       436,166
                                                                     2007   1.295       1.324       494,208
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.031       2.282        15,194
                                                                     2015   2.071       2.031        16,053
                                                                     2014   1.903       2.071        16,871
                                                                     2013   1.427       1.903        19,507
                                                                     2012   1.246       1.427            --
                                                                     2011   1.258       1.246            --
                                                                     2010   1.149       1.258        15,846
                                                                     2009   0.969       1.149        15,041
                                                                     2008   1.462       0.969        15,555
                                                                     2007   1.383       1.462        21,310
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.055       2.395         1,840

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.080       2.055         1,888
                                                                                   2014   2.118       2.080         1,938
                                                                                   2013   1.698       2.118         1,782
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.387       1.613        11,467
                                                                                   2015   1.407       1.387        12,832
                                                                                   2014   1.436       1.407        23,238
                                                                                   2013   1.153       1.436        26,088
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.875       1.870            --
                                                                                   2015   1.727       1.875            --
                                                                                   2014   1.616       1.727            --
                                                                                   2013   1.186       1.616            --
                                                                                   2012   1.017       1.186         3,654
                                                                                   2011   1.050       1.017         3,775
                                                                                   2010   0.916       1.050         3,899
                                                                                   2009   0.652       0.916        16,093
                                                                                   2008   1.144       0.652         1,466
                                                                                   2007   1.067       1.144            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.412       2.641         1,614
                                                                                   2015   2.397       2.412         1,631
                                                                                   2014   2.289       2.397         1,698
                                                                                   2013   1.616       2.289         9,257
                                                                                   2012   1.420       1.616         9,372
                                                                                   2011   1.425       1.420         9,462
                                                                                   2010   1.077       1.425         9,593
                                                                                   2009   0.791       1.077        15,613
                                                                                   2008   1.206       0.791         9,714
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.188            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.181       1.176            --
                                                                                   2015   1.194       1.181            --
                                                                                   2014   1.180       1.194            --
                                                                                   2013   1.209       1.180            --
                                                                                   2012   1.189       1.209            --
                                                                                   2011   1.146       1.189            --
                                                                                   2010   1.101       1.146            --
                                                                                   2009   1.073       1.101           519
                                                                                   2008   1.094       1.073        49,796
                                                                                   2007   1.066       1.094        62,433
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.055       1.075            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.148       1.185            --
                                                                                   2008   1.115       1.148       307,620
                                                                                   2007   1.044       1.115       414,144
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.867       2.019            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.918       2.047            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.499       1.610            --
                                                                                   2013   1.286       1.499            --
                                                                                   2012   1.183       1.286            --
                                                                                   2011   1.204       1.183            --
                                                                                   2010   1.093       1.204            --
                                                                                   2009   0.906       1.093            --
                                                                                   2008   1.234       0.906            --
                                                                                   2007   1.133       1.234            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.926       0.897            --
                                                                                   2008   1.469       0.926       276,809
                                                                                   2007   1.531       1.469       263,811
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.787       0.806            --
                                                                                   2008   1.408       0.787            --
                                                                                   2007   1.275       1.408            --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2016   2.903       2.866       111,649
                                                                                      2015   2.766       2.903       116,487
                                                                                      2014   2.756       2.766        88,396
                                                                                      2013   2.174       2.756       114,915
                                                                                      2012   1.808       2.174       121,254
                                                                                      2011   2.022       1.808       126,793
                                                                                      2010   1.845       2.022       157,186
                                                                                      2009   1.321       1.845       172,769
                                                                                      2008   2.185       1.321       204,145
                                                                                      2007   1.940       2.185       210,779
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2016   2.555       2.744       273,717
                                                                                      2015   2.436       2.555       294,539
                                                                                      2014   2.288       2.436       283,771
                                                                                      2013   1.793       2.288       333,902
                                                                                      2012   1.550       1.793       342,877
                                                                                      2011   1.650       1.550       395,561
                                                                                      2010   1.417       1.650       426,276
                                                                                      2009   1.036       1.417       429,541
                                                                                      2008   1.885       1.036       445,539
                                                                                      2007   1.710       1.885       514,401
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.216       2.425       293,542
                                                                                      2015   2.226       2.216       331,474
                                                                                      2014   2.051       2.226       385,838
                                                                                      2013   1.566       2.051       439,204
                                                                                      2012   1.358       1.566       452,685
                                                                                      2011   1.410       1.358       490,288
                                                                                      2010   1.290       1.410       507,446
                                                                                      2009   1.002       1.290       516,444
                                                                                      2008   1.643       1.002       513,201
                                                                                      2007   1.594       1.643       649,113
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.482       1.417            --
                                                                                      2007   1.410       1.482        12,234
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.291       1.218            --
                                                                                      2007   1.480       1.291        47,624
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.602       2.750        63,854
                                                                                      2015   2.641       2.602        66,639
                                                                                      2014   2.411       2.641        79,972
                                                                                      2013   1.876       2.411        90,252
                                                                                      2012   1.647       1.876        94,011
                                                                                      2011   1.726       1.647        96,023
                                                                                      2010   1.505       1.726       113,857
                                                                                      2009   1.132       1.505       118,205
                                                                                      2008   2.013       1.132       115,194
                                                                                      2007   1.749       2.013       111,923
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.413       2.431         6,636
                                                                                      2015   2.434       2.413         7,275
                                                                                      2014   2.242       2.434         7,281
                                                                                      2013   1.653       2.242        17,411
                                                                                      2012   1.378       1.653        17,417
                                                                                      2011   1.444       1.378        17,424
                                                                                      2010   1.248       1.444        17,432
                                                                                      2009   0.937       1.248        18,215
                                                                                      2008   1.627       0.937        19,824
                                                                                      2007   1.554       1.627        21,562
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.357       3.687       134,612
                                                                                      2015   3.478       3.357       138,329
                                                                                      2014   3.343       3.478       160,224
                                                                                      2013   2.508       3.343       181,765
                                                                                      2012   2.231       2.508       189,537
                                                                                      2011   2.551       2.231       191,678
                                                                                      2010   2.022       2.551       200,306
                                                                                      2009   1.475       2.022       203,395
                                                                                      2008   2.489       1.475       212,450
                                                                                      2007   2.199       2.489       223,211
Franklin Templeton Variable Insurance Products Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.586       3.259            --
                                                                                  2007   2.838       3.586        89,946
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2016   1.861       1.957       307,906
                                                                                  2015   2.028       1.861       309,725
                                                                                  2014   2.326       2.028       487,286
                                                                                  2013   1.928       2.326       519,935
                                                                                  2012   1.662       1.928       561,321
                                                                                  2011   1.895       1.662       743,191
                                                                                  2010   1.782       1.895       771,223
                                                                                  2009   1.325       1.782       611,549
                                                                                  2008   2.266       1.325       683,896
                                                                                  2007   2.000       2.266       750,294
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.571       1.591            --
                                                                                  2009   1.274       1.571         5,292
                                                                                  2008   1.830       1.274         5,292
                                                                                  2007   1.533       1.830         5,292
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.650       1.553            --
                                                                                  2007   1.538       1.650        16,383
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.949       2.084            --
                                                                                  2010   1.597       1.949        19,441
                                                                                  2009   1.037       1.597        26,671
                                                                                  2008   1.887       1.037        37,056
                                                                                  2007   1.580       1.887         8,316
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.887       2.867        13,658
                                                                                  2015   2.994       2.887        13,500
                                                                                  2014   2.535       2.994       227,646
                                                                                  2013   1.748       2.535       204,315
                                                                                  2012   1.501       1.748       213,229
                                                                                  2011   1.493       1.501       220,847
                                                                                  2010   1.217       1.493       231,928
                                                                                  2009   0.922       1.217         8,907
                                                                                  2008   1.576       0.922         9,165
                                                                                  2007   1.638       1.576         8,066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.986       1.995            --
                                                                                  2013   1.532       1.986        24,248
                                                                                  2012   1.358       1.532        24,566
                                                                                  2011   1.475       1.358        37,918
                                                                                  2010   1.289       1.475        24,528
                                                                                  2009   1.016       1.289        77,694
                                                                                  2008   1.633       1.016        84,840
                                                                                  2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.280       2.456         1,463
                                                                                  2015   2.287       2.280         1,466
                                                                                  2014   2.100       2.287         1,470
                                                                                  2013   1.646       2.100         1,473
                                                                                  2012   1.447       1.646         1,477
                                                                                  2011   1.438       1.447         1,482
                                                                                  2010   1.301       1.438         1,488
                                                                                  2009   1.086       1.301         1,494
                                                                                  2008   1.566       1.086         1,875
                                                                                  2007   1.515       1.566         6,361
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.438       2.569        13,686
                                                                                  2015   2.264       2.438        14,389
                                                                                  2014   2.024       2.264        15,251
                                                                                  2013   1.496       2.024        15,848
                                                                                  2012   1.267       1.496        17,007
                                                                                  2011   1.300       1.267        19,332
                                                                                  2010   1.206       1.300        21,613
                                                                                  2009   0.863       1.206        22,338
                                                                                  2008   1.403       0.863        23,159
                                                                                  2007   1.405       1.403        22,877
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   2.252       2.497         5,212

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.363       2.252         5,217
                                                                                 2014   2.156       2.363         5,221
                                                                                 2013   1.660       2.156         5,226
                                                                                 2012   1.453       1.660         5,231
                                                                                 2011   1.410       1.453        21,494
                                                                                 2010   1.313       1.410        21,501
                                                                                 2009   1.075       1.313        21,509
                                                                                 2008   1.702       1.075        23,077
                                                                                 2007   1.670       1.702        23,090
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.195       3.316        18,751
                                                                                 2015   3.405       3.195        18,713
                                                                                 2014   3.334       3.405        18,855
                                                                                 2013   2.311       3.334        22,508
                                                                                 2012   1.972       2.311        23,618
                                                                                 2011   1.983       1.972        24,457
                                                                                 2010   1.614       1.983        25,443
                                                                                 2009   1.152       1.614        25,645
                                                                                 2008   1.981       1.152        25,709
                                                                                 2007   1.835       1.981        26,140
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.954       0.928            --
                                                                                 2008   1.556       0.954        18,184
                                                                                 2007   1.511       1.556        25,441
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.900       0.965        57,769
                                                                                 2009   0.781       0.900        52,805
                                                                                 2008   1.010       0.781        50,518
                                                                                 2007   1.016       1.010        56,875
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.644       1.723            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.359       1.414            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.598       1.653            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.462       1.526            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.598       1.659            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.787       1.967            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.763       1.698            --
                                                                                 2007   1.695       1.763       130,832
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.923       2.159       142,101
                                                                                 2015   2.034       1.923       150,952
                                                                                 2014   2.003       2.034       189,357
                                                                                 2013   1.857       2.003       252,850
                                                                                 2012   1.619       1.857       265,021
                                                                                 2011   1.608       1.619       256,643
                                                                                 2010   1.410       1.608       269,070
                                                                                 2009   0.975       1.410       267,016
                                                                                 2008   1.310       0.975       291,458
                                                                                 2007   1.299       1.310       372,403
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.119       1.111        99,269
                                                                                 2015   1.155       1.119       165,202
                                                                                 2014   1.035       1.155       183,688
                                                                                 2013   1.017       1.035       216,297
                                                                                 2012   0.821       1.017       214,654
                                                                                 2011   0.883       0.821       234,740
                                                                                 2010   0.774       0.883       239,136
                                                                                 2009   0.584       0.774       256,773
                                                                                 2008   1.018       0.584       245,856
                                                                                 2007   1.218       1.018       249,935
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   2.560       2.663            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   2.020       2.560       214,706
                                                                            2012   1.677       2.020       222,456
                                                                            2011   1.844       1.677       231,540
                                                                            2010   1.713       1.844       241,815
                                                                            2009   1.219       1.713        32,572
                                                                            2008   2.137       1.219        29,436
                                                                            2007   1.670       2.137        31,724
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.814       2.843        41,236
                                                                            2015   2.982       2.814        51,802
                                                                            2014   2.655       2.982       248,390
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   2.302       2.449        54,602
                                                                            2015   2.452       2.302        75,358
                                                                            2014   2.645       2.452        85,675
                                                                            2013   2.061       2.645        79,802
                                                                            2012   1.622       2.061        86,269
                                                                            2011   1.922       1.622        96,070
                                                                            2010   1.679       1.922       122,803
                                                                            2009   1.101       1.679       120,299
                                                                            2008   1.893       1.101       122,551
                                                                            2007   1.946       1.893       116,121
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   2.115       2.434       285,226
                                                                            2015   2.292       2.115       358,504
                                                                            2014   2.137       2.292       359,674
                                                                            2013   1.609       2.137       104,453
                                                                            2012   1.384       1.609       113,050
                                                                            2011   1.431       1.384       129,315
                                                                            2010   1.270       1.431       140,257
                                                                            2009   1.020       1.270       146,058
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.267       1.436       127,923
                                                                            2015   1.418       1.267       172,412
                                                                            2014   1.318       1.418       213,196
                                                                            2013   1.031       1.318       304,711
                                                                            2012   0.916       1.031       328,300
                                                                            2011   0.970       0.916       357,512
                                                                            2010   0.787       0.970       383,287
                                                                            2009   0.634       0.787       406,623
                                                                            2008   1.056       0.634       433,837
                                                                            2007   1.070       1.056       513,293
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.168       2.376            --
                                                                            2015   2.241       2.168            --
                                                                            2014   2.112       2.241            --
                                                                            2013   1.531       2.112         8,855
                                                                            2012   1.317       1.531         8,855
                                                                            2011   1.354       1.317         8,855
                                                                            2010   1.091       1.354         8,855
                                                                            2009   0.828       1.091         8,855
                                                                            2008   1.375       0.828         8,855
                                                                            2007   1.258       1.375        11,125
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.746       2.241            --
                                                                            2015   1.918       1.746            --
                                                                            2014   1.868       1.918            --
                                                                            2013   1.429       1.868            --
                                                                            2012   1.259       1.429            --
                                                                            2011   1.428       1.259            --
                                                                            2010   1.217       1.428            --
                                                                            2009   0.961       1.217            --
                                                                            2008   1.310       0.961            --
                                                                            2007   1.348       1.310            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.898       0.887            --
                                                                            2008   1.224       0.898        92,628
                                                                            2007   1.173       1.224        96,733
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.965       2.022            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.041       1.965        31,300
                                                                               2014   1.979       2.041        50,125
                                                                               2013   1.864       1.979        88,510
                                                                               2012   1.679       1.864        93,232
                                                                               2011   1.632       1.679        93,259
                                                                               2010   1.470       1.632        89,883
                                                                               2009   1.093       1.470        96,857
                                                                               2008   1.365       1.093       138,936
                                                                               2007   1.302       1.365       156,666
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   2.019       2.209       188,639
                                                                               2015   2.388       2.019       220,797
                                                                               2014   2.603       2.388       218,248
                                                                               2013   2.792       2.603        65,443
                                                                               2012   2.394       2.792        63,066
                                                                               2011   3.001       2.394        76,518
                                                                               2010   2.473       3.001        83,163
                                                                               2009   1.492       2.473        80,060
                                                                               2008   3.264       1.492        85,170
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.884       0.839            --
                                                                               2008   1.570       0.884        45,161
                                                                               2007   1.430       1.570        44,779
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.624       1.701            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.220       2.359        16,696
                                                                               2015   2.166       2.220        47,416
                                                                               2014   1.943       2.166        62,450
                                                                               2013   1.476       1.943       107,990
                                                                               2012   1.326       1.476       111,711
                                                                               2011   1.348       1.326       133,937
                                                                               2010   1.220       1.348       151,467
                                                                               2009   1.043       1.220       151,193
                                                                               2008   1.696       1.043       134,254
                                                                               2007   1.687       1.696       117,976
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.219       1.304            --
                                                                               2015   1.268       1.219            --
                                                                               2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.222       1.573       200,567
                                                                               2015   1.316       1.222       224,508
                                                                               2014   1.319       1.316       557,492
                                                                               2013   1.015       1.319       594,058
                                                                               2012   0.877       1.015       618,577
                                                                               2011   0.982       0.877       632,610
                                                                               2010   0.835       0.982       656,664
                                                                               2009   0.673       0.835       346,350
                                                                               2008   0.977       0.673       347,795
                                                                               2007   1.027       0.977       440,600
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.886       1.835        76,002
                                                                               2015   1.957       1.886       141,165
                                                                               2014   2.144       1.957       148,167
                                                                               2013   1.832       2.144       222,708
                                                                               2012   1.600       1.832       241,788
                                                                               2011   1.826       1.600       282,332
                                                                               2010   1.671       1.826       283,229
                                                                               2009   1.294       1.671       291,236
                                                                               2008   2.289       1.294       351,642
                                                                               2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.678       1.817            --
                                                                               2012   1.620       1.678       104,126
                                                                               2011   1.740       1.620       104,576
                                                                               2010   1.439       1.740       106,259
                                                                               2009   1.069       1.439       109,538
                                                                               2008   1.695       1.069       123,239
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.050       1.136            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.016       1.050       401,086
                                                                          2011   1.093       1.016       442,557
                                                                          2010   0.907       1.093       705,602
                                                                          2009   0.676       0.907       708,664
                                                                          2008   1.117       0.676       773,187
                                                                          2007   1.263       1.117            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.355       1.333        89,102
                                                                          2015   1.329       1.355       172,717
                                                                          2014   1.326       1.329       194,057
                                                                          2013   1.063       1.326       291,705
                                                                          2012   0.894       1.063       308,735
                                                                          2011   0.995       0.894       308,590
                                                                          2010   0.875       0.995       314,154
                                                                          2009   0.638       0.875       350,744
                                                                          2008   1.094       0.638       349,133
                                                                          2007   1.049       1.094       361,804
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.361       1.404       147,493
                                                                          2015   1.429       1.361       227,317
                                                                          2014   1.411       1.429       233,477
                                                                          2013   1.580       1.411       201,191
                                                                          2012   1.473       1.580       168,276
                                                                          2011   1.347       1.473       182,335
                                                                          2010   1.271       1.347       198,350
                                                                          2009   1.094       1.271       222,343
                                                                          2008   1.194       1.094       233,304
                                                                          2007   1.130       1.194       219,448
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.496       1.506       610,483
                                                                          2015   1.525       1.496       775,966
                                                                          2014   1.491       1.525       805,397
                                                                          2013   1.550       1.491       985,812
                                                                          2012   1.446       1.550     1,255,619
                                                                          2011   1.428       1.446     1,493,523
                                                                          2010   1.345       1.428       470,577
                                                                          2009   1.210       1.345       518,620
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.050       2.060            --
                                                                          2015   2.088       2.050        15,054
                                                                          2014   1.915       2.088            --
                                                                          2013   1.466       1.915            --
                                                                          2012   1.351       1.466            --
                                                                          2011   1.443       1.351            --
                                                                          2010   1.265       1.443            --
                                                                          2009   1.041       1.265            --
                                                                          2008   1.580       1.041         6,162
                                                                          2007   1.533       1.580        13,666
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.158       1.277            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.669       1.709            --
                                                                          2015   1.723       1.669       161,879
                                                                          2014   1.679       1.723       104,448
                                                                          2013   1.685       1.679       114,042
                                                                          2012   1.539       1.685       108,736
                                                                          2011   1.514       1.539       112,531
                                                                          2010   1.375       1.514       118,713
                                                                          2009   1.053       1.375       188,447
                                                                          2008   1.202       1.053       116,533
                                                                          2007   1.149       1.202       142,637
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.842       1.923            --
                                                                          2012   1.674       1.842        17,565
                                                                          2011   2.076       1.674        18,734
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.377       1.566       300,596
                                                                          2015   1.455       1.377       382,901
                                                                          2014   1.309       1.455       348,699
                                                                          2013   0.997       1.309       419,690
                                                                          2012   0.862       0.997       437,276
                                                                          2011   0.915       0.862       521,650
                                                                          2010   0.797       0.915       543,344
                                                                          2009   0.686       0.797       560,177
                                                                          2008   1.097       0.686       557,303
                                                                          2007   1.075       1.097       618,382

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.060       2.345            --
                                                                                 2015   2.175       2.060         1,907
                                                                                 2014   1.998       2.175         1,911
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.320       1.336        26,443
                                                                                 2015   1.338       1.320        27,179
                                                                                 2014   1.273       1.338        40,216
                                                                                 2013   1.308       1.273        34,439
                                                                                 2012   1.239       1.308        34,891
                                                                                 2011   1.185       1.239        41,994
                                                                                 2010   1.115       1.185        58,853
                                                                                 2009   1.038       1.115        72,969
                                                                                 2008   1.096       1.038        69,083
                                                                                 2007   1.051       1.096        82,096
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.769       1.738        65,780
                                                                                 2015   1.697       1.769        77,171
                                                                                 2014   1.588       1.697        82,369
                                                                                 2013   1.206       1.588        84,844
                                                                                 2012   1.075       1.206        84,562
                                                                                 2011   1.203       1.075       117,817
                                                                                 2010   1.023       1.203       120,001
                                                                                 2009   0.814       1.023       123,634
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.934       0.919       575,642
                                                                                 2015   0.951       0.934       651,702
                                                                                 2014   0.970       0.951       682,303
                                                                                 2013   0.988       0.970       915,161
                                                                                 2012   1.007       0.988     1,028,030
                                                                                 2011   1.027       1.007     1,353,079
                                                                                 2010   1.046       1.027     1,614,808
                                                                                 2009   1.062       1.046     2,112,368
                                                                                 2008   1.052       1.062     2,195,577
                                                                                 2007   1.021       1.052     2,971,678
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.760       0.792            --
                                                                                 2008   1.404       0.760        76,623
                                                                                 2007   1.377       1.404        76,123
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.252       1.377            --
                                                                                 2012   1.103       1.252       126,107
                                                                                 2011   1.199       1.103       155,023
                                                                                 2010   1.068       1.199       163,036
                                                                                 2009   0.894       1.068       168,997
                                                                                 2008   1.494       0.894       203,824
                                                                                 2007   1.463       1.494       210,006
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.294       2.370        11,385
                                                                                 2015   2.275       2.294        13,966
                                                                                 2014   2.088       2.275        14,286
                                                                                 2013   1.605       2.088        19,850
                                                                                 2012   1.475       1.605        22,546
                                                                                 2011   1.552       1.475        23,306
                                                                                 2010   1.373       1.552        46,805
                                                                                 2009   0.938       1.373        54,928
                                                                                 2008   1.762       0.938        55,250
                                                                                 2007   1.491       1.762        50,930
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.627       1.708            --
                                                                                 2015   1.617       1.627        13,158
                                                                                 2014   1.491       1.617        13,184
                                                                                 2013   1.260       1.491       191,056
                                                                                 2012   1.143       1.260       205,757
                                                                                 2011   1.122       1.143       221,587
                                                                                 2010   1.043       1.122       240,250
                                                                                 2009   0.901       1.043        61,631
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.846       1.944         8,077

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2015   1.837       1.846         8,068
                                                                       2014   1.693       1.837         8,178
                                                                       2013   1.290       1.693         8,305
                                                                       2012   1.165       1.290         8,997
                                                                       2011   1.238       1.165         9,267
                                                                       2010   1.126       1.238        10,866
                                                                       2009   0.870       1.126         8,553
                                                                       2008   1.412       0.870         3,925
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.284       1.316            --
                                                                       2015   1.316       1.284            --
                                                                       2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071         9,273
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078        14,445
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.297       1.350       121,990
                                                                       2015   1.336       1.297       178,771
                                                                       2014   1.298       1.336       309,169
                                                                       2013   1.193       1.298        15,192
                                                                       2012   1.091       1.193        75,851
                                                                       2011   1.100       1.091        82,108
                                                                       2010   1.005       1.100        66,953
                                                                       2009   0.828       1.005        66,992
                                                                       2008   1.077       0.828         8,645
                                                                       2007   1.047       1.077         8,685
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.292       1.358     1,920,119
                                                                       2015   1.334       1.292     2,010,427
                                                                       2014   1.294       1.334     2,022,934
                                                                       2013   1.118       1.294       678,453
                                                                       2012   1.006       1.118       695,184
                                                                       2011   1.040       1.006       714,339
                                                                       2010   0.937       1.040       735,217
                                                                       2009   0.754       0.937       405,566
                                                                       2008   1.077       0.754       405,349
                                                                       2007   1.052       1.077       410,442
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.269       1.347     1,636,714
                                                                       2015   1.316       1.269     1,646,410
                                                                       2014   1.274       1.316     1,963,365
                                                                       2013   1.045       1.274        24,096
                                                                       2012   0.923       1.045        45,918
                                                                       2011   0.978       0.923        45,998
                                                                       2010   0.869       0.978        46,086
                                                                       2009   0.686       0.869        46,180
                                                                       2008   1.077       0.686        46,279
                                                                       2007   1.057       1.077        46,364
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2016   1.602       1.751        98,946
                                                                       2015   1.618       1.602        72,026
                                                                       2014   1.458       1.618        72,057
                                                                       2013   1.129       1.458        81,021
                                                                       2012   0.997       1.129       131,415
                                                                       2011   0.999       0.997       188,966
                                                                       2010   0.890       0.999       225,288
                                                                       2009   0.725       0.890       227,845
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2016   1.769       1.891       279,612

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.809       1.769       329,922
                                                                                   2014   1.700       1.809       443,650
                                                                                   2013   1.459       1.700       570,233
                                                                                   2012   1.336       1.459       573,349
                                                                                   2011   1.332       1.336       593,385
                                                                                   2010   1.236       1.332       630,367
                                                                                   2009   1.064       1.236       641,950
                                                                                   2008   1.396       1.064       738,016
                                                                                   2007   1.366       1.396       854,330
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.008       2.253        88,358
                                                                                   2015   2.049       2.008       118,835
                                                                                   2014   1.885       2.049       137,618
                                                                                   2013   1.415       1.885       166,938
                                                                                   2012   1.237       1.415        73,379
                                                                                   2011   1.250       1.237        94,515
                                                                                   2010   1.143       1.250        96,080
                                                                                   2009   0.964       1.143        95,781
                                                                                   2008   1.456       0.964       156,687
                                                                                   2007   1.379       1.456       178,966
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.208       2.572        74,658
                                                                                   2015   2.238       2.208        78,225
                                                                                   2014   2.280       2.238        82,452
                                                                                   2013   1.830       2.280       100,090
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.372       1.594       167,525
                                                                                   2015   1.393       1.372       204,691
                                                                                   2014   1.424       1.393       217,273
                                                                                   2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.857       1.850        21,760
                                                                                   2015   1.712       1.857        34,360
                                                                                   2014   1.604       1.712        27,324
                                                                                   2013   1.178       1.604        42,203
                                                                                   2012   1.012       1.178       267,091
                                                                                   2011   1.045       1.012       236,797
                                                                                   2010   0.912       1.045       409,259
                                                                                   2009   0.650       0.912       386,369
                                                                                   2008   1.142       0.650       398,832
                                                                                   2007   1.067       1.142        49,390
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.382       2.606        22,208
                                                                                   2015   2.370       2.382        35,432
                                                                                   2014   2.265       2.370        50,957
                                                                                   2013   1.601       2.265        60,388
                                                                                   2012   1.408       1.601        63,621
                                                                                   2011   1.414       1.408        67,943
                                                                                   2010   1.070       1.414       117,116
                                                                                   2009   0.787       1.070        92,216
                                                                                   2008   1.200       0.787        93,582
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.167       1.162        80,142
                                                                                   2015   1.181       1.167       308,867
                                                                                   2014   1.169       1.181       269,756
                                                                                   2013   1.198       1.169       260,593
                                                                                   2012   1.180       1.198       259,491
                                                                                   2011   1.138       1.180       271,196
                                                                                   2010   1.094       1.138       286,755
                                                                                   2009   1.068       1.094       283,503
                                                                                   2008   1.090       1.068       290,305
                                                                                   2007   1.063       1.090       345,363
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.104       1.125            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.169       1.206            --
                                                                                   2008   1.137       1.169       491,882
                                                                                   2007   1.065       1.137       466,737
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.030       2.196            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.135       2.278            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.485       1.592         4,452
                                                                      2013   1.275       1.485         4,459
                                                                      2012   1.174       1.275         4,467
                                                                      2011   1.196       1.174        25,974
                                                                      2010   1.087       1.196        25,984
                                                                      2009   0.902       1.087        25,995
                                                                      2008   1.229       0.902        26,007
                                                                      2007   1.130       1.229        26,018
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   1.018       0.986            --
                                                                      2008   1.616       1.018       146,461
                                                                      2007   1.686       1.616       149,875
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.825       0.844            --
                                                                      2008   1.477       0.825         8,402
                                                                      2007   1.338       1.477         8,417





                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2016   2.884       2.846      1,255,774
                                                                             2015   2.750       2.884      1,565,345
                                                                             2014   2.741       2.750      1,800,566
                                                                             2013   2.163       2.741      2,468,217
                                                                             2012   1.800       2.163      2,957,074
                                                                             2011   2.015       1.800      3,741,951
                                                                             2010   1.838       2.015      4,333,180
                                                                             2009   1.317       1.838      4,868,172
                                                                             2008   2.180       1.317      5,404,627
                                                                             2007   1.936       2.180      5,665,061
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   2.538       2.725      3,235,195
                                                                             2015   2.422       2.538      3,728,718
                                                                             2014   2.276       2.422      4,775,079
                                                                             2013   1.784       2.276      6,483,424
                                                                             2012   1.543       1.784      8,211,577
                                                                             2011   1.644       1.543     10,177,776
                                                                             2010   1.412       1.644     11,683,994
                                                                             2009   1.033       1.412     12,695,260
                                                                             2008   1.880       1.033     13,871,335
                                                                             2007   1.707       1.880     15,423,879
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   2.202       2.408      3,294,390
                                                                             2015   2.213       2.202      3,941,882
                                                                             2014   2.040       2.213      4,868,958
                                                                             2013   1.558       2.040      6,600,566
                                                                             2012   1.352       1.558      8,146,265
                                                                             2011   1.405       1.352      9,752,589
                                                                             2010   1.285       1.405     11,084,770
                                                                             2009   0.999       1.285     11,885,667
                                                                             2008   1.639       0.999     12,953,306
                                                                             2007   1.591       1.639     14,587,559
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.478       1.413             --
                                                                             2007   1.407       1.478      1,311,793
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   1.288       1.215             --
                                                                             2007   1.477       1.288      2,799,760
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)....... 2016   2.585       2.731      1,925,955

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.625       2.585     2,304,192
                                                                                      2014   2.398       2.625     2,870,748
                                                                                      2013   1.867       2.398     3,619,817
                                                                                      2012   1.639       1.867     4,499,662
                                                                                      2011   1.719       1.639     4,989,150
                                                                                      2010   1.499       1.719     5,014,550
                                                                                      2009   1.129       1.499     5,523,778
                                                                                      2008   2.008       1.129     5,825,507
                                                                                      2007   1.746       2.008     6,462,397
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.398       2.414       103,960
                                                                                      2015   2.420       2.398       106,624
                                                                                      2014   2.230       2.420       124,480
                                                                                      2013   1.645       2.230       128,911
                                                                                      2012   1.372       1.645       145,068
                                                                                      2011   1.439       1.372       217,054
                                                                                      2010   1.243       1.439       226,393
                                                                                      2009   0.934       1.243       288,727
                                                                                      2008   1.623       0.934       332,581
                                                                                      2007   1.551       1.623       492,092
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.336       3.661     1,806,463
                                                                                      2015   3.458       3.336     1,956,774
                                                                                      2014   3.325       3.458     2,331,665
                                                                                      2013   2.495       3.325     3,068,510
                                                                                      2012   2.221       2.495     3,454,654
                                                                                      2011   2.541       2.221     3,847,556
                                                                                      2010   2.015       2.541     4,088,893
                                                                                      2009   1.470       2.015     4,232,935
                                                                                      2008   2.483       1.470     4,728,413
                                                                                      2007   2.195       2.483     5,530,751
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.577       3.251            --
                                                                                      2007   2.833       3.577     2,398,451
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.849       1.943       589,479
                                                                                      2015   2.016       1.849       696,679
                                                                                      2014   2.314       2.016       902,360
                                                                                      2013   1.918       2.314     1,334,077
                                                                                      2012   1.655       1.918     1,686,139
                                                                                      2011   1.888       1.655     1,916,960
                                                                                      2010   1.776       1.888     2,137,164
                                                                                      2009   1.321       1.776     2,311,954
                                                                                      2008   2.260       1.321     2,701,843
                                                                                      2007   1.996       2.260     3,144,559
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.566       1.586            --
                                                                                      2009   1.271       1.566       169,163
                                                                                      2008   1.826       1.271       189,123
                                                                                      2007   1.530       1.826       208,854
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.646       1.549            --
                                                                                      2007   1.535       1.646       221,329
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.941       2.076            --
                                                                                      2010   1.591       1.941       394,001
                                                                                      2009   1.034       1.591       433,865
                                                                                      2008   1.882       1.034       449,483
                                                                                      2007   1.577       1.882       631,363
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.868       2.847       376,683
                                                                                      2015   2.977       2.868       446,327
                                                                                      2014   2.521       2.977       713,224
                                                                                      2013   1.739       2.521     1,065,612
                                                                                      2012   1.494       1.739     1,300,527
                                                                                      2011   1.487       1.494     1,538,411
                                                                                      2010   1.213       1.487     1,640,305
                                                                                      2009   0.919       1.213     1,809,729
                                                                                      2008   1.573       0.919     1,977,925
                                                                                      2007   1.635       1.573     2,331,348
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.976       1.984            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.524       1.976       673,522
                                                                                 2012   1.352       1.524       901,294
                                                                                 2011   1.470       1.352     1,190,370
                                                                                 2010   1.285       1.470     1,288,932
                                                                                 2009   1.013       1.285     1,386,700
                                                                                 2008   1.629       1.013     1,575,642
                                                                                 2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.265       2.439       251,581
                                                                                 2015   2.274       2.265       283,872
                                                                                 2014   2.089       2.274       304,062
                                                                                 2013   1.638       2.089       340,267
                                                                                 2012   1.441       1.638       392,276
                                                                                 2011   1.432       1.441       444,641
                                                                                 2010   1.297       1.432       560,985
                                                                                 2009   1.083       1.297       590,811
                                                                                 2008   1.562       1.083       643,680
                                                                                 2007   1.512       1.562     1,003,788
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.423       2.552       425,922
                                                                                 2015   2.250       2.423       615,962
                                                                                 2014   2.013       2.250       680,079
                                                                                 2013   1.489       2.013       832,178
                                                                                 2012   1.262       1.489     1,059,401
                                                                                 2011   1.295       1.262       992,349
                                                                                 2010   1.202       1.295     1,017,034
                                                                                 2009   0.861       1.202     1,091,310
                                                                                 2008   1.400       0.861     1,196,640
                                                                                 2007   1.402       1.400     1,360,637
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   2.238       2.480       218,823
                                                                                 2015   2.349       2.238       290,963
                                                                                 2014   2.145       2.349       332,886
                                                                                 2013   1.652       2.145       424,617
                                                                                 2012   1.446       1.652       501,156
                                                                                 2011   1.405       1.446       600,032
                                                                                 2010   1.309       1.405       625,364
                                                                                 2009   1.072       1.309       973,978
                                                                                 2008   1.698       1.072     1,117,359
                                                                                 2007   1.667       1.698     1,529,895
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.174       3.294       371,540
                                                                                 2015   3.385       3.174       484,531
                                                                                 2014   3.316       3.385       613,051
                                                                                 2013   2.300       3.316       821,824
                                                                                 2012   1.964       2.300       917,913
                                                                                 2011   1.975       1.964     1,076,192
                                                                                 2010   1.609       1.975     1,226,161
                                                                                 2009   1.149       1.609     1,376,679
                                                                                 2008   1.976       1.149     1,489,595
                                                                                 2007   1.832       1.976     1,684,545
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.951       0.925            --
                                                                                 2008   1.552       0.951     5,355,007
                                                                                 2007   1.508       1.552     5,682,514
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.961       0.949            --
                                                                                 2010   0.897       0.961       873,546
                                                                                 2009   0.779       0.897       919,204
                                                                                 2008   1.008       0.779     1,272,283
                                                                                 2007   1.015       1.008     1,473,388
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.641       1.720            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.357       1.412            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.595       1.650            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.459       1.522            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.595       1.656            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.783       1.963            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.759       1.694            --
                                                                          2007   1.691       1.759     1,672,947
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.911       2.144       796,141
                                                                          2015   2.022       1.911       978,473
                                                                          2014   1.992       2.022     1,252,768
                                                                          2013   1.848       1.992     1,700,494
                                                                          2012   1.612       1.848     2,012,608
                                                                          2011   1.602       1.612     2,263,449
                                                                          2010   1.405       1.602     2,301,334
                                                                          2009   0.972       1.405     2,493,286
                                                                          2008   1.307       0.972     2,792,118
                                                                          2007   1.297       1.307     3,383,228
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.114       1.105     1,117,450
                                                                          2015   1.150       1.114     1,291,680
                                                                          2014   1.031       1.150     1,622,589
                                                                          2013   1.013       1.031     2,181,775
                                                                          2012   0.818       1.013     2,689,141
                                                                          2011   0.881       0.818     3,352,561
                                                                          2010   0.772       0.881     3,721,255
                                                                          2009   0.583       0.772     4,058,050
                                                                          2008   1.017       0.583     4,287,210
                                                                          2007   1.217       1.017     4,995,194
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.546       2.648            --
                                                                          2013   2.011       2.546     1,246,052
                                                                          2012   1.669       2.011     1,688,722
                                                                          2011   1.837       1.669     1,651,974
                                                                          2010   1.707       1.837     1,945,858
                                                                          2009   1.216       1.707     1,994,993
                                                                          2008   2.132       1.216     2,051,575
                                                                          2007   1.667       2.132     2,267,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.796       2.824       551,549
                                                                          2015   2.964       2.796       724,475
                                                                          2014   2.640       2.964       959,414
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.287       2.432       309,482
                                                                          2015   2.437       2.287       407,449
                                                                          2014   2.630       2.437       515,139
                                                                          2013   2.051       2.630       838,165
                                                                          2012   1.615       2.051       964,103
                                                                          2011   1.915       1.615     1,119,973
                                                                          2010   1.673       1.915     1,191,392
                                                                          2009   1.098       1.673     1,323,386
                                                                          2008   1.888       1.098     1,306,134
                                                                          2007   1.942       1.888     1,634,966
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.101       2.417       969,272
                                                                          2015   2.279       2.101     1,321,545
                                                                          2014   2.126       2.279     1,547,788
                                                                          2013   1.601       2.126     1,310,446
                                                                          2012   1.378       1.601     1,698,635
                                                                          2011   1.426       1.378     2,007,747
                                                                          2010   1.265       1.426     2,571,101
                                                                          2009   1.016       1.265     2,985,743
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.261       1.428     1,283,629
                                                                          2015   1.412       1.261     1,460,634
                                                                          2014   1.313       1.412     1,889,917
                                                                          2013   1.028       1.313     2,585,961
                                                                          2012   0.914       1.028     3,302,839
                                                                          2011   0.968       0.914     3,861,919
                                                                          2010   0.786       0.968     4,328,558
                                                                          2009   0.633       0.786     4,594,889
                                                                          2008   1.055       0.633     5,205,051
                                                                          2007   1.069       1.055     6,084,773
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.156       2.363        78,087

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.231       2.156       100,877
                                                                              2014   2.103       2.231       105,403
                                                                              2013   1.525       2.103       158,613
                                                                              2012   1.313       1.525       133,066
                                                                              2011   1.350       1.313       131,791
                                                                              2010   1.088       1.350       184,553
                                                                              2009   0.827       1.088       205,475
                                                                              2008   1.373       0.827       198,255
                                                                              2007   1.257       1.373       157,886
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.736       2.228        57,171
                                                                              2015   1.909       1.736        53,557
                                                                              2014   1.860       1.909        61,036
                                                                              2013   1.423       1.860        62,305
                                                                              2012   1.255       1.423       102,566
                                                                              2011   1.424       1.255       115,725
                                                                              2010   1.215       1.424       111,692
                                                                              2009   0.959       1.215       118,004
                                                                              2008   1.308       0.959       100,792
                                                                              2007   1.347       1.308       285,082
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.896       0.885            --
                                                                              2008   1.221       0.896     1,116,444
                                                                              2007   1.171       1.221     1,385,640
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.952       2.009            --
                                                                              2015   2.029       1.952       651,576
                                                                              2014   1.968       2.029       806,053
                                                                              2013   1.855       1.968       954,603
                                                                              2012   1.672       1.855     1,087,899
                                                                              2011   1.626       1.672     1,228,226
                                                                              2010   1.465       1.626     1,336,244
                                                                              2009   1.089       1.465     1,336,400
                                                                              2008   1.361       1.089     1,641,058
                                                                              2007   1.299       1.361     1,922,042
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.006       2.194     1,266,849
                                                                              2015   2.374       2.006     1,454,803
                                                                              2014   2.589       2.374     1,783,307
                                                                              2013   2.779       2.589     1,561,529
                                                                              2012   2.383       2.779     1,764,555
                                                                              2011   2.989       2.383     1,934,825
                                                                              2010   2.465       2.989     2,128,239
                                                                              2009   1.488       2.465     2,137,808
                                                                              2008   3.255       1.488     2,192,390
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.837            --
                                                                              2008   1.567       0.881       750,142
                                                                              2007   1.427       1.567       800,947
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.621       1.698            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.206       2.343       276,927
                                                                              2015   2.154       2.206       317,138
                                                                              2014   1.933       2.154       466,695
                                                                              2013   1.469       1.933       665,022
                                                                              2012   1.320       1.469       790,953
                                                                              2011   1.343       1.320       801,088
                                                                              2010   1.216       1.343       809,627
                                                                              2009   1.040       1.216       822,977
                                                                              2008   1.692       1.040       860,409
                                                                              2007   1.683       1.692     1,325,236
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.214       1.297       212,536
                                                                              2015   1.263       1.214        94,796
                                                                              2014   1.225       1.263       151,336
                                                                              2013   0.965       1.225       120,019
                                                                              2012   0.843       0.965       115,333
                                                                              2011   0.988       0.843       113,037
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.216       1.565     2,150,087

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.311       1.216      2,528,990
                                                                               2014   1.314       1.311      3,337,606
                                                                               2013   1.011       1.314      4,611,546
                                                                               2012   0.874       1.011      6,064,245
                                                                               2011   0.979       0.874      7,073,910
                                                                               2010   0.833       0.979      7,864,666
                                                                               2009   0.672       0.833      8,626,898
                                                                               2008   0.976       0.672      9,652,340
                                                                               2007   1.026       0.976     11,874,934
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.874       1.822        565,476
                                                                               2015   1.946       1.874        624,864
                                                                               2014   2.132       1.946        878,317
                                                                               2013   1.823       2.132      1,172,017
                                                                               2012   1.593       1.823      1,453,642
                                                                               2011   1.819       1.593      1,712,926
                                                                               2010   1.665       1.819      1,992,980
                                                                               2009   1.291       1.665      2,268,150
                                                                               2008   2.283       1.291      2,530,223
                                                                               2007   2.179       2.283        453,602
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.670       1.808             --
                                                                               2012   1.613       1.670      1,041,086
                                                                               2011   1.734       1.613      1,181,823
                                                                               2010   1.434       1.734      1,292,739
                                                                               2009   1.066       1.434      1,403,577
                                                                               2008   1.690       1.066      1,494,855
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.046       1.132             --
                                                                               2012   1.013       1.046      1,510,570
                                                                               2011   1.090       1.013      1,694,566
                                                                               2010   0.905       1.090      1,901,482
                                                                               2009   0.675       0.905      1,947,311
                                                                               2008   1.115       0.675      2,449,277
                                                                               2007   1.261       1.115         67,930
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.349       1.326      2,122,718
                                                                               2015   1.323       1.349      2,495,145
                                                                               2014   1.321       1.323      2,947,170
                                                                               2013   1.060       1.321      4,292,402
                                                                               2012   0.892       1.060      5,226,407
                                                                               2011   0.993       0.892      5,952,665
                                                                               2010   0.873       0.993      6,394,906
                                                                               2009   0.637       0.873      6,714,614
                                                                               2008   1.093       0.637      7,461,465
                                                                               2007   1.049       1.093      8,115,893
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.352       1.395      1,746,765
                                                                               2015   1.420       1.352      1,915,069
                                                                               2014   1.403       1.420      2,482,014
                                                                               2013   1.572       1.403      3,054,276
                                                                               2012   1.467       1.572      4,793,206
                                                                               2011   1.341       1.467      4,782,360
                                                                               2010   1.266       1.341      4,798,257
                                                                               2009   1.091       1.266      4,310,783
                                                                               2008   1.191       1.091      5,162,948
                                                                               2007   1.128       1.191      4,671,910
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.486       1.496      3,697,500
                                                                               2015   1.516       1.486      4,559,927
                                                                               2014   1.483       1.516      5,625,263
                                                                               2013   1.542       1.483      7,745,514
                                                                               2012   1.439       1.542      9,914,970
                                                                               2011   1.422       1.439     11,964,581
                                                                               2010   1.341       1.422      9,282,171
                                                                               2009   1.206       1.341      8,663,471
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   2.037       2.047             --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.076       2.037        103,383
                                                                          2014   1.904       2.076         83,176
                                                                          2013   1.459       1.904        125,173
                                                                          2012   1.345       1.459        169,036
                                                                          2011   1.437       1.345        181,465
                                                                          2010   1.261       1.437        187,047
                                                                          2009   1.038       1.261        211,738
                                                                          2008   1.576       1.038        233,163
                                                                          2007   1.530       1.576        283,878
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.157       1.276             --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.659       1.699             --
                                                                          2015   1.714       1.659      1,066,763
                                                                          2014   1.671       1.714      1,442,882
                                                                          2013   1.678       1.671      2,104,580
                                                                          2012   1.533       1.678      2,529,968
                                                                          2011   1.509       1.533      2,628,159
                                                                          2010   1.371       1.509      2,816,857
                                                                          2009   1.051       1.371      2,476,661
                                                                          2008   1.200       1.051      2,901,707
                                                                          2007   1.148       1.200      3,242,208
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.833       1.913             --
                                                                          2012   1.667       1.833        409,444
                                                                          2011   2.067       1.667        364,164
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.370       1.558      2,440,164
                                                                          2015   1.449       1.370      2,791,780
                                                                          2014   1.304       1.449      3,447,291
                                                                          2013   0.994       1.304      5,036,160
                                                                          2012   0.859       0.994      6,185,928
                                                                          2011   0.913       0.859      6,692,749
                                                                          2010   0.795       0.913      7,589,083
                                                                          2009   0.685       0.795      8,557,665
                                                                          2008   1.096       0.685      9,498,604
                                                                          2007   1.075       1.096     11,725,128
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.046       2.329        397,974
                                                                          2015   2.162       2.046        446,811
                                                                          2014   1.986       2.162        521,291
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.312       1.327      1,055,598
                                                                          2015   1.330       1.312      1,203,027
                                                                          2014   1.266       1.330      1,519,129
                                                                          2013   1.301       1.266      1,763,890
                                                                          2012   1.234       1.301      2,572,351
                                                                          2011   1.181       1.234      2,600,735
                                                                          2010   1.111       1.181      2,862,290
                                                                          2009   1.035       1.111      3,142,016
                                                                          2008   1.093       1.035      3,449,828
                                                                          2007   1.049       1.093      4,086,073
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.758       1.726        728,313
                                                                          2015   1.687       1.758        810,726
                                                                          2014   1.579       1.687      1,059,229
                                                                          2013   1.200       1.579      1,560,530
                                                                          2012   1.070       1.200      1,758,336
                                                                          2011   1.198       1.070      1,932,327
                                                                          2010   1.020       1.198      1,994,565
                                                                          2009   0.811       1.020      2,239,166
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.928       0.913      4,434,629
                                                                          2015   0.946       0.928      4,522,833
                                                                          2014   0.964       0.946      5,646,164
                                                                          2013   0.983       0.964      8,587,314
                                                                          2012   1.003       0.983     10,420,766
                                                                          2011   1.023       1.003     11,956,896
                                                                          2010   1.043       1.023     13,426,853
                                                                          2009   1.059       1.043     14,243,930
                                                                          2008   1.050       1.059     18,801,252
                                                                          2007   1.019       1.050     12,184,273
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.758       0.790             --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.401       0.758     1,549,305
                                                                                 2007   1.374       1.401     1,723,995
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.246       1.370            --
                                                                                 2012   1.098       1.246     2,346,964
                                                                                 2011   1.195       1.098     2,485,766
                                                                                 2010   1.064       1.195     2,707,015
                                                                                 2009   0.892       1.064     2,932,088
                                                                                 2008   1.491       0.892     3,210,429
                                                                                 2007   1.461       1.491     3,847,105
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.280       2.354       370,059
                                                                                 2015   2.262       2.280       525,180
                                                                                 2014   2.077       2.262       599,098
                                                                                 2013   1.597       2.077       709,943
                                                                                 2012   1.468       1.597       902,838
                                                                                 2011   1.546       1.468     1,145,328
                                                                                 2010   1.369       1.546     1,306,197
                                                                                 2009   0.935       1.369     1,479,373
                                                                                 2008   1.758       0.935     1,534,941
                                                                                 2007   1.488       1.758     2,054,635
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.618       1.698       543,799
                                                                                 2015   1.608       1.618       937,987
                                                                                 2014   1.483       1.608       732,988
                                                                                 2013   1.254       1.483       785,986
                                                                                 2012   1.138       1.254       785,314
                                                                                 2011   1.118       1.138       851,952
                                                                                 2010   1.040       1.118       828,208
                                                                                 2009   0.898       1.040     1,057,532
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.834       1.931       482,705
                                                                                 2015   1.827       1.834       395,165
                                                                                 2014   1.684       1.827       556,334
                                                                                 2013   1.284       1.684       900,441
                                                                                 2012   1.160       1.284       984,125
                                                                                 2011   1.233       1.160       957,855
                                                                                 2010   1.122       1.233     1,089,556
                                                                                 2009   0.867       1.122       976,100
                                                                                 2008   1.408       0.867     1,135,699
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.915       0.991            --
                                                                                 2010   0.807       0.915       428,406
                                                                                 2009   0.626       0.807       410,604
                                                                                 2008   1.071       0.626       141,029
                                                                                 2007   1.058       1.071       194,530
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.277       1.309       745,124
                                                                                 2015   1.310       1.277       929,499
                                                                                 2014   1.279       1.310     1,149,649
                                                                                 2013   1.250       1.279     2,596,175
                                                                                 2012   1.168       1.250     3,528,893
                                                                                 2011   1.153       1.168     3,117,558
                                                                                 2010   1.069       1.153     2,746,854
                                                                                 2009   0.904       1.069     2,206,200
                                                                                 2008   1.077       0.904     1,040,428
                                                                                 2007   1.040       1.077       290,146
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.291       1.343     2,374,621
                                                                                 2015   1.331       1.291     2,398,164
                                                                                 2014   1.293       1.331     4,085,244
                                                                                 2013   1.189       1.293     2,247,151
                                                                                 2012   1.088       1.189     1,917,682
                                                                                 2011   1.097       1.088     1,929,294
                                                                                 2010   1.003       1.097     1,408,260
                                                                                 2009   0.827       1.003     1,291,130
                                                                                 2008   1.076       0.827     1,629,351
                                                                                 2007   1.047       1.076       812,407
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.286       1.351     2,486,570

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.328       1.286      3,612,003
                                                                        2014   1.289       1.328      5,977,551
                                                                        2013   1.114       1.289      2,732,290
                                                                        2012   1.004       1.114      3,023,101
                                                                        2011   1.038       1.004      2,777,599
                                                                        2010   0.935       1.038      2,863,275
                                                                        2009   0.753       0.935      3,019,694
                                                                        2008   1.076       0.753      2,317,839
                                                                        2007   1.052       1.076      1,565,691
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.263       1.339      1,556,661
                                                                        2015   1.310       1.263      1,871,870
                                                                        2014   1.270       1.310      3,734,612
                                                                        2013   1.041       1.270      1,903,410
                                                                        2012   0.920       1.041      1,994,465
                                                                        2011   0.975       0.920      2,263,678
                                                                        2010   0.867       0.975      2,539,708
                                                                        2009   0.685       0.867      2,380,036
                                                                        2008   1.076       0.685      2,173,056
                                                                        2007   1.057       1.076      3,096,031
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.594       1.741      5,373,821
                                                                        2015   1.611       1.594      5,356,419
                                                                        2014   1.452       1.611      5,359,020
                                                                        2013   1.124       1.452      5,548,268
                                                                        2012   0.993       1.124      7,590,499
                                                                        2011   0.997       0.993      8,811,419
                                                                        2010   0.888       0.997     11,368,994
                                                                        2009   0.723       0.888     11,081,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.757       1.878      3,090,014
                                                                        2015   1.798       1.757      3,848,127
                                                                        2014   1.691       1.798      4,864,847
                                                                        2013   1.452       1.691      6,428,388
                                                                        2012   1.330       1.452      7,591,184
                                                                        2011   1.327       1.330      9,663,822
                                                                        2010   1.231       1.327     10,654,668
                                                                        2009   1.061       1.231     12,558,844
                                                                        2008   1.392       1.061     13,733,676
                                                                        2007   1.363       1.392     15,761,999
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   1.996       2.239      1,226,725
                                                                        2015   2.038       1.996      1,352,618
                                                                        2014   1.876       2.038      1,755,749
                                                                        2013   1.409       1.876      2,575,333
                                                                        2012   1.232       1.409      1,154,365
                                                                        2011   1.245       1.232      1,394,353
                                                                        2010   1.140       1.245      1,558,801
                                                                        2009   0.962       1.140      1,859,578
                                                                        2008   1.454       0.962      1,969,767
                                                                        2007   1.377       1.454      2,412,270
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   2.194       2.554        414,029
                                                                        2015   2.224       2.194        474,770
                                                                        2014   2.268       2.224        621,492
                                                                        2013   1.820       2.268        746,342
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.365       1.585        530,610
                                                                        2015   1.386       1.365        657,025
                                                                        2014   1.418       1.386        976,752
                                                                        2013   1.140       1.418      1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.848       1.840        638,703
                                                                        2015   1.705       1.848        743,154
                                                                        2014   1.597       1.705        869,612
                                                                        2013   1.174       1.597      1,267,749
                                                                        2012   1.009       1.174      1,506,919
                                                                        2011   1.042       1.009      1,607,728
                                                                        2010   0.911       1.042      1,774,209
                                                                        2009   0.649       0.911      1,949,472
                                                                        2008   1.141       0.649      2,452,097
                                                                        2007   1.066       1.141      1,814,115
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.367       2.588      1,095,432

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT       NUMBER OF
                                                                                             VALUE      VALUE        UNITS
                                                                                               AT        AT       OUTSTANDING
                                                                                           BEGINNING   END OF         AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR      END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ----------------
                                                                                   2015   2.356       2.367       1,279,537
                                                                                   2014   2.253       2.356       1,536,770
                                                                                   2013   1.593       2.253       1,907,478
                                                                                   2012   1.402       1.593       2,549,722
                                                                                   2011   1.409       1.402       3,177,786
                                                                                   2010   1.067       1.409       3,709,066
                                                                                   2009   0.785       1.067       3,628,350
                                                                                   2008   1.197       0.785       3,817,198
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.140       1.182              --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.160       1.154       3,014,856
                                                                                   2015   1.175       1.160       2,507,326
                                                                                   2014   1.163       1.175       2,902,104
                                                                                   2013   1.193       1.163       3,227,288
                                                                                   2012   1.175       1.193       4,046,871
                                                                                   2011   1.134       1.175       2,028,562
                                                                                   2010   1.091       1.134       2,059,467
                                                                                   2009   1.065       1.091       1,941,627
                                                                                   2008   1.088       1.065       2,583,722
                                                                                   2007   1.062       1.088       1,910,721
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.102       1.123              --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.165       1.203              --
                                                                                   2008   1.134       1.165       8,691,827
                                                                                   2007   1.063       1.134       10,226,517
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.026       2.191              --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.131       2.273              --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.478       1.584         251,640
                                                                                   2013   1.269       1.478         359,930
                                                                                   2012   1.169       1.269         365,795
                                                                                   2011   1.192       1.169         389,416
                                                                                   2010   1.084       1.192         405,661
                                                                                   2009   0.900       1.084         417,379
                                                                                   2008   1.227       0.900         397,974
                                                                                   2007   1.128       1.227         399,251
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   1.015       0.983                (4)
                                                                                   2008   1.612       1.015       3,284,045
                                                                                   2007   1.683       1.612       4,010,531
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.822       0.842              --
                                                                                   2008   1.473       0.822          91,812
                                                                                   2007   1.336       1.473         108,843





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.629       2.593    --
                                                                  2015   2.509       2.629    --
                                                                  2014   2.501       2.509    --
                                                                  2013   1.975       2.501    --
                                                                  2012   1.645       1.975    --
                                                                  2011   1.841       1.645    --
                                                                  2010   1.681       1.841    --
                                                                  2009   1.205       1.681    --
                                                                  2008   1.996       1.205    --
                                                                  2007   1.773       1.996    --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.317       2.487    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.212       2.317           --
                                                                                      2014   2.080       2.212           --
                                                                                      2013   1.631       2.080           --
                                                                                      2012   1.412       1.631           --
                                                                                      2011   1.504       1.412           --
                                                                                      2010   1.293       1.504           --
                                                                                      2009   0.946       1.293           --
                                                                                      2008   1.723       0.946           --
                                                                                      2007   1.565       1.723           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.010       2.197           --
                                                                                      2015   2.021       2.010           --
                                                                                      2014   1.863       2.021       99,739
                                                                                      2013   1.424       1.863       99,739
                                                                                      2012   1.237       1.424       99,739
                                                                                      2011   1.285       1.237       99,739
                                                                                      2010   1.177       1.285       99,739
                                                                                      2009   0.915       1.177       99,739
                                                                                      2008   1.502       0.915       99,739
                                                                                      2007   1.458       1.502       99,739
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.376       1.316           --
                                                                                      2007   1.311       1.376           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.192       1.124           --
                                                                                      2007   1.367       1.192           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.416       2.551           --
                                                                                      2015   2.455       2.416           --
                                                                                      2014   2.243       2.455       87,394
                                                                                      2013   1.747       2.243       87,394
                                                                                      2012   1.535       1.747       87,394
                                                                                      2011   1.611       1.535       87,394
                                                                                      2010   1.405       1.611       87,394
                                                                                      2009   1.058       1.405       87,394
                                                                                      2008   1.884       1.058       87,394
                                                                                      2007   1.639       1.884       87,394
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.209       2.223           --
                                                                                      2015   2.231       2.209           --
                                                                                      2014   2.057       2.231           --
                                                                                      2013   1.518       2.057           --
                                                                                      2012   1.267       1.518           --
                                                                                      2011   1.329       1.267           --
                                                                                      2010   1.149       1.329           --
                                                                                      2009   0.863       1.149           --
                                                                                      2008   1.502       0.863           --
                                                                                      2007   1.436       1.502           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.989       3.279           --
                                                                                      2015   3.100       2.989           --
                                                                                      2014   2.983       3.100       73,455
                                                                                      2013   2.239       2.983       73,455
                                                                                      2012   1.995       2.239       73,455
                                                                                      2011   2.282       1.995       73,455
                                                                                      2010   1.811       2.282       73,455
                                                                                      2009   1.322       1.811       73,455
                                                                                      2008   2.234       1.322       73,455
                                                                                      2007   1.976       2.234       73,455
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.216       2.922           --
                                                                                      2007   2.548       3.216           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.675       1.760           --
                                                                                      2015   1.828       1.675           --
                                                                                      2014   2.098       1.828           --
                                                                                      2013   1.741       2.098           --
                                                                                      2012   1.502       1.741           --
                                                                                      2011   1.715       1.502           --
                                                                                      2010   1.614       1.715           --
                                                                                      2009   1.201       1.614        8,040
                                                                                      2008   2.056       1.201        8,045
                                                                                      2007   1.817       2.056       59,802

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.461       1.479    --
                                                                                  2009   1.186       1.461    --
                                                                                  2008   1.705       1.186    --
                                                                                  2007   1.429       1.705    --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.506       1.417    --
                                                                                  2007   1.405       1.506    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.734       1.853    --
                                                                                  2010   1.422       1.734    --
                                                                                  2009   0.925       1.422    --
                                                                                  2008   1.684       0.925    --
                                                                                  2007   1.411       1.684    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.594       2.573    --
                                                                                  2015   2.693       2.594    --
                                                                                  2014   2.282       2.693    --
                                                                                  2013   1.575       2.282    --
                                                                                  2012   1.354       1.575    --
                                                                                  2011   1.348       1.354    --
                                                                                  2010   1.100       1.348    --
                                                                                  2009   0.834       1.100    --
                                                                                  2008   1.428       0.834    --
                                                                                  2007   1.484       1.428    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.780       1.787    --
                                                                                  2013   1.374       1.780    --
                                                                                  2012   1.219       1.374    --
                                                                                  2011   1.326       1.219    --
                                                                                  2010   1.160       1.326    --
                                                                                  2009   0.915       1.160    --
                                                                                  2008   1.472       0.915    --
                                                                                  2007   1.541       1.472    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.073       2.230    --
                                                                                  2015   2.082       2.073    --
                                                                                  2014   1.913       2.082    --
                                                                                  2013   1.501       1.913    --
                                                                                  2012   1.321       1.501    --
                                                                                  2011   1.314       1.321    --
                                                                                  2010   1.190       1.314    --
                                                                                  2009   0.994       1.190    --
                                                                                  2008   1.435       0.994    --
                                                                                  2007   1.390       1.435    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.183       2.298    --
                                                                                  2015   2.028       2.183    --
                                                                                  2014   1.815       2.028    --
                                                                                  2013   1.343       1.815    --
                                                                                  2012   1.139       1.343    --
                                                                                  2011   1.169       1.139    --
                                                                                  2010   1.086       1.169    --
                                                                                  2009   0.778       1.086    --
                                                                                  2008   1.266       0.778    --
                                                                                  2007   1.268       1.266    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   1.993       2.208    --
                                                                                  2015   2.094       1.993    --
                                                                                  2014   1.912       2.094    --
                                                                                  2013   1.474       1.912    --
                                                                                  2012   1.291       1.474    --
                                                                                  2011   1.255       1.291    --
                                                                                  2010   1.169       1.255    --
                                                                                  2009   0.958       1.169    --
                                                                                  2008   1.518       0.958    --
                                                                                  2007   1.491       1.518    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   2.824       2.929    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2015   3.013       2.824    --
                                                                                2014   2.953       3.013    --
                                                                                2013   2.049       2.953    --
                                                                                2012   1.751       2.049    --
                                                                                2011   1.761       1.751    --
                                                                                2010   1.435       1.761    --
                                                                                2009   1.026       1.435    --
                                                                                2008   1.765       1.026    --
                                                                                2007   1.637       1.765    --
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.884       0.859    --
                                                                                2008   1.442       0.884    --
                                                                                2007   1.402       1.442    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.958       0.945    --
                                                                                2010   0.895       0.958    --
                                                                                2009   0.777       0.895    --
                                                                                2008   1.006       0.777    --
                                                                                2007   1.013       1.006    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.484       1.555    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.228       1.277    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.449       1.498    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.341       1.399    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.482       1.538    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.652       1.818    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.613       1.553    --
                                                                                2007   1.552       1.613    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.839       2.062    --
                                                                                2015   1.947       1.839    --
                                                                                2014   1.918       1.947    --
                                                                                2013   1.781       1.918    --
                                                                                2012   1.554       1.781    --
                                                                                2011   1.545       1.554    --
                                                                                2010   1.356       1.545    --
                                                                                2009   0.939       1.356    --
                                                                                2008   1.262       0.939    --
                                                                                2007   1.253       1.262    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.108       1.099    --
                                                                                2015   1.145       1.108    --
                                                                                2014   1.027       1.145    --
                                                                                2013   1.010       1.027    --
                                                                                2012   0.816       1.010    --
                                                                                2011   0.879       0.816    --
                                                                                2010   0.771       0.879    --
                                                                                2009   0.582       0.771    --
                                                                                2008   1.016       0.582    --
                                                                                2007   1.217       1.016    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.371       2.466    --
                                                                                2013   1.873       2.371    --
                                                                                2012   1.556       1.873    --
                                                                                2011   1.713       1.556    --
                                                                                2010   1.593       1.713    --
                                                                                2009   1.135       1.593    --
                                                                                2008   1.991       1.135    --
                                                                                2007   1.557       1.991    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.601       2.625    --
                                                                                2015   2.759       2.601    --
                                                                                2014   2.458       2.759    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   2.103       2.235    --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.242       2.103            --
                                                                              2014   2.421       2.242            --
                                                                              2013   1.888       2.421            --
                                                                              2012   1.488       1.888            --
                                                                              2011   1.765       1.488            --
                                                                              2010   1.543       1.765            --
                                                                              2009   1.013       1.543            --
                                                                              2008   1.743       1.013            --
                                                                              2007   1.793       1.743            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.890       2.173            --
                                                                              2015   2.051       1.890            --
                                                                              2014   1.914       2.051        96,889
                                                                              2013   1.442       1.914        96,889
                                                                              2012   1.241       1.442        96,889
                                                                              2011   1.285       1.241        96,889
                                                                              2010   1.141       1.285        96,889
                                                                              2009   0.917       1.141        96,889
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.255       1.420            --
                                                                              2015   1.406       1.255            --
                                                                              2014   1.308       1.406       133,902
                                                                              2013   1.024       1.308       133,902
                                                                              2012   0.911       1.024       133,902
                                                                              2011   0.965       0.911       133,902
                                                                              2010   0.785       0.965       133,902
                                                                              2009   0.633       0.785       133,902
                                                                              2008   1.054       0.633       133,902
                                                                              2007   1.069       1.054       133,902
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.145       2.349            --
                                                                              2015   2.220       2.145            --
                                                                              2014   2.094       2.220            --
                                                                              2013   1.520       2.094            --
                                                                              2012   1.308       1.520            --
                                                                              2011   1.346       1.308            --
                                                                              2010   1.086       1.346            --
                                                                              2009   0.825       1.086            --
                                                                              2008   1.372       0.825            --
                                                                              2007   1.256       1.372            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.727       2.215            --
                                                                              2015   1.900       1.727            --
                                                                              2014   1.852       1.900            --
                                                                              2013   1.418       1.852            --
                                                                              2012   1.251       1.418            --
                                                                              2011   1.420       1.251            --
                                                                              2010   1.212       1.420            --
                                                                              2009   0.958       1.212            --
                                                                              2008   1.307       0.958            --
                                                                              2007   1.346       1.307            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.894       0.883            --
                                                                              2008   1.219       0.894            --
                                                                              2007   1.170       1.219            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.847       1.900            --
                                                                              2015   1.920       1.847            --
                                                                              2014   1.864       1.920            --
                                                                              2013   1.758       1.864            --
                                                                              2012   1.584       1.758            --
                                                                              2011   1.542       1.584            --
                                                                              2010   1.390       1.542            --
                                                                              2009   1.034       1.390            --
                                                                              2008   1.293       1.034            --
                                                                              2007   1.235       1.293            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.796       1.963            --
                                                                              2015   2.127       1.796            --
                                                                              2014   2.321       2.127            --
                                                                              2013   2.492       2.321            --
                                                                              2012   2.138       2.492            --
                                                                              2011   2.683       2.138            --
                                                                              2010   2.214       2.683            --
                                                                              2009   1.337       2.214            --
                                                                              2008   2.926       1.337            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.829       0.787    --
                                                                               2008   1.475       0.829    --
                                                                               2007   1.345       1.475    --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.517       1.589    --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.055       2.182    --
                                                                               2015   2.008       2.055    --
                                                                               2014   1.803       2.008    --
                                                                               2013   1.371       1.803    --
                                                                               2012   1.232       1.371    --
                                                                               2011   1.254       1.232    --
                                                                               2010   1.137       1.254    --
                                                                               2009   0.973       1.137    --
                                                                               2008   1.583       0.973    --
                                                                               2007   1.575       1.583    --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.208       1.290    --
                                                                               2015   1.257       1.208    --
                                                                               2014   1.221       1.257    --
                                                                               2013   0.961       1.221    --
                                                                               2012   0.840       0.961    --
                                                                               2011   0.985       0.840    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.210       1.557    --
                                                                               2015   1.305       1.210    --
                                                                               2014   1.309       1.305    --
                                                                               2013   1.008       1.309    --
                                                                               2012   0.872       1.008    --
                                                                               2011   0.977       0.872    --
                                                                               2010   0.831       0.977    --
                                                                               2009   0.671       0.831    --
                                                                               2008   0.975       0.671    --
                                                                               2007   1.026       0.975    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.707       1.658    --
                                                                               2015   1.773       1.707    --
                                                                               2014   1.944       1.773    --
                                                                               2013   1.663       1.944    --
                                                                               2012   1.454       1.663    --
                                                                               2011   1.661       1.454    --
                                                                               2010   1.521       1.661    --
                                                                               2009   1.179       1.521    --
                                                                               2008   2.088       1.179    --
                                                                               2007   1.993       2.088    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.528       1.654    --
                                                                               2012   1.476       1.528    --
                                                                               2011   1.587       1.476    --
                                                                               2010   1.314       1.587    --
                                                                               2009   0.977       1.314    --
                                                                               2008   1.550       0.977    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.042       1.127    --
                                                                               2012   1.010       1.042    --
                                                                               2011   1.087       1.010    --
                                                                               2010   0.903       1.087    --
                                                                               2009   0.674       0.903    --
                                                                               2008   1.114       0.674    --
                                                                               2007   1.260       1.114    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.342       1.319    --
                                                                               2015   1.318       1.342    --
                                                                               2014   1.316       1.318    --
                                                                               2013   1.056       1.316    --
                                                                               2012   0.889       1.056    --
                                                                               2011   0.991       0.889    --
                                                                               2010   0.872       0.991    --
                                                                               2009   0.636       0.872    --
                                                                               2008   1.092       0.636    --
                                                                               2007   1.048       1.092    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.279       1.318    --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.344       1.279    --
                                                                          2014   1.329       1.344    --
                                                                          2013   1.489       1.329    --
                                                                          2012   1.390       1.489    --
                                                                          2011   1.272       1.390    --
                                                                          2010   1.202       1.272    --
                                                                          2009   1.036       1.202    --
                                                                          2008   1.131       1.036    --
                                                                          2007   1.071       1.131    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.443       1.451    --
                                                                          2015   1.472       1.443    --
                                                                          2014   1.441       1.472    --
                                                                          2013   1.499       1.441    --
                                                                          2012   1.400       1.499    --
                                                                          2011   1.384       1.400    --
                                                                          2010   1.306       1.384    --
                                                                          2009   1.175       1.306    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.920       1.929    --
                                                                          2015   1.957       1.920    --
                                                                          2014   1.797       1.957    --
                                                                          2013   1.377       1.797    --
                                                                          2012   1.271       1.377    --
                                                                          2011   1.358       1.271    --
                                                                          2010   1.192       1.358    --
                                                                          2009   0.982       1.192    --
                                                                          2008   1.491       0.982    --
                                                                          2007   1.449       1.491    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.156       1.274    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.649       1.689    --
                                                                          2015   1.705       1.649    --
                                                                          2014   1.663       1.705    --
                                                                          2013   1.671       1.663    --
                                                                          2012   1.527       1.671    --
                                                                          2011   1.504       1.527    --
                                                                          2010   1.367       1.504    --
                                                                          2009   1.048       1.367    --
                                                                          2008   1.198       1.048    --
                                                                          2007   1.146       1.198    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.635       1.706    --
                                                                          2012   1.488       1.635    --
                                                                          2011   1.846       1.488    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.363       1.550    --
                                                                          2015   1.443       1.363    --
                                                                          2014   1.299       1.443    --
                                                                          2013   0.991       1.299    --
                                                                          2012   0.857       0.991    --
                                                                          2011   0.911       0.857    --
                                                                          2010   0.794       0.911    --
                                                                          2009   0.684       0.794    --
                                                                          2008   1.095       0.684    --
                                                                          2007   1.075       1.095    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.842       2.096    --
                                                                          2015   1.947       1.842    --
                                                                          2014   1.790       1.947    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.276       1.289    --
                                                                          2015   1.294       1.276    --
                                                                          2014   1.233       1.294    --
                                                                          2013   1.267       1.233    --
                                                                          2012   1.202       1.267    --
                                                                          2011   1.151       1.202    --
                                                                          2010   1.084       1.151    --
                                                                          2009   1.010       1.084    --
                                                                          2008   1.067       1.010    --
                                                                          2007   1.024       1.067    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.662       1.630    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.595       1.662           --
                                                                                 2014   1.495       1.595           --
                                                                                 2013   1.136       1.495           --
                                                                                 2012   1.013       1.136           --
                                                                                 2011   1.135       1.013           --
                                                                                 2010   0.967       1.135           --
                                                                                 2009   0.770       0.967           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.924       0.908           --
                                                                                 2015   0.942       0.924           --
                                                                                 2014   0.961       0.942           --
                                                                                 2013   0.981       0.961           --
                                                                                 2012   1.000       0.981           --
                                                                                 2011   1.021       1.000           --
                                                                                 2010   1.041       1.021       13,623
                                                                                 2009   1.058       1.041       13,630
                                                                                 2008   1.049       1.058           --
                                                                                 2007   1.019       1.049           --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.719       0.749           --
                                                                                 2008   1.329       0.719           --
                                                                                 2007   1.305       1.329           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.152       1.266           --
                                                                                 2012   1.016       1.152           --
                                                                                 2011   1.106       1.016           --
                                                                                 2010   0.986       1.106           --
                                                                                 2009   0.826       0.986           --
                                                                                 2008   1.382       0.826           --
                                                                                 2007   1.354       1.382           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.059       2.125           --
                                                                                 2015   2.044       2.059           --
                                                                                 2014   1.878       2.044           --
                                                                                 2013   1.444       1.878           --
                                                                                 2012   1.329       1.444           --
                                                                                 2011   1.400       1.329           --
                                                                                 2010   1.240       1.400           --
                                                                                 2009   0.848       1.240           --
                                                                                 2008   1.594       0.848           --
                                                                                 2007   1.351       1.594           --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.609       1.687           --
                                                                                 2015   1.600       1.609           --
                                                                                 2014   1.476       1.600           --
                                                                                 2013   1.249       1.476           --
                                                                                 2012   1.134       1.249           --
                                                                                 2011   1.114       1.134           --
                                                                                 2010   1.037       1.114           --
                                                                                 2009   0.896       1.037           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.701       1.790           --
                                                                                 2015   1.695       1.701           --
                                                                                 2014   1.563       1.695           --
                                                                                 2013   1.192       1.563           --
                                                                                 2012   1.078       1.192           --
                                                                                 2011   1.146       1.078           --
                                                                                 2010   1.044       1.146           --
                                                                                 2009   0.807       1.044           --
                                                                                 2008   1.311       0.807           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.913       0.988           --
                                                                                 2010   0.805       0.913           --
                                                                                 2009   0.625       0.805           --
                                                                                 2008   1.070       0.625           --
                                                                                 2007   1.057       1.070           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.271       1.302           --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.305       1.271    --
                                                                     2014   1.274       1.305    --
                                                                     2013   1.246       1.274    --
                                                                     2012   1.165       1.246    --
                                                                     2011   1.151       1.165    --
                                                                     2010   1.067       1.151    --
                                                                     2009   0.903       1.067    --
                                                                     2008   1.076       0.903    --
                                                                     2007   1.040       1.076    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.285       1.336    --
                                                                     2015   1.325       1.285    --
                                                                     2014   1.288       1.325    --
                                                                     2013   1.185       1.288    --
                                                                     2012   1.084       1.185    --
                                                                     2011   1.095       1.084    --
                                                                     2010   1.001       1.095    --
                                                                     2009   0.826       1.001    --
                                                                     2008   1.075       0.826    --
                                                                     2007   1.046       1.075    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.280       1.344    --
                                                                     2015   1.323       1.280    --
                                                                     2014   1.285       1.323    --
                                                                     2013   1.111       1.285    --
                                                                     2012   1.001       1.111    --
                                                                     2011   1.035       1.001    --
                                                                     2010   0.933       1.035    --
                                                                     2009   0.752       0.933    --
                                                                     2008   1.076       0.752    --
                                                                     2007   1.052       1.076    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.257       1.332    --
                                                                     2015   1.304       1.257    --
                                                                     2014   1.265       1.304    --
                                                                     2013   1.038       1.265    --
                                                                     2012   0.918       1.038    --
                                                                     2011   0.973       0.918    --
                                                                     2010   0.865       0.973    --
                                                                     2009   0.684       0.865    --
                                                                     2008   1.075       0.684    --
                                                                     2007   1.057       1.075    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.586       1.731    --
                                                                     2015   1.603       1.586    --
                                                                     2014   1.446       1.603    --
                                                                     2013   1.120       1.446    --
                                                                     2012   0.990       1.120    --
                                                                     2011   0.994       0.990    --
                                                                     2010   0.886       0.994    --
                                                                     2009   0.722       0.886    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.650       1.762    --
                                                                     2015   1.689       1.650    --
                                                                     2014   1.589       1.689    --
                                                                     2013   1.365       1.589    --
                                                                     2012   1.251       1.365    --
                                                                     2011   1.249       1.251    --
                                                                     2010   1.160       1.249    --
                                                                     2009   0.999       1.160    --
                                                                     2008   1.313       0.999    --
                                                                     2007   1.285       1.313    --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   1.984       2.225    --
                                                                     2015   2.027       1.984    --
                                                                     2014   1.867       2.027    --
                                                                     2013   1.403       1.867    --
                                                                     2012   1.227       1.403    --
                                                                     2011   1.241       1.227    --
                                                                     2010   1.137       1.241    --
                                                                     2009   0.960       1.137    --
                                                                     2008   1.451       0.960    --
                                                                     2007   1.376       1.451    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.004       2.332    --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.033       2.004           --
                                                                                   2014   2.074       2.033           --
                                                                                   2013   1.665       2.074           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.358       1.576           --
                                                                                   2015   1.380       1.358           --
                                                                                   2014   1.412       1.380           --
                                                                                   2013   1.135       1.412           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.839       1.830           --
                                                                                   2015   1.698       1.839           --
                                                                                   2014   1.591       1.698           --
                                                                                   2013   1.170       1.591           --
                                                                                   2012   1.006       1.170           --
                                                                                   2011   1.040       1.006           --
                                                                                   2010   0.909       1.040           --
                                                                                   2009   0.648       0.909           --
                                                                                   2008   1.140       0.648           --
                                                                                   2007   1.066       1.140           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.352       2.571           --
                                                                                   2015   2.342       2.352           --
                                                                                   2014   2.241       2.342           --
                                                                                   2013   1.586       2.241           --
                                                                                   2012   1.396       1.586           --
                                                                                   2011   1.404       1.396           --
                                                                                   2010   1.063       1.404           --
                                                                                   2009   0.783       1.063           --
                                                                                   2008   1.194       0.783           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.181           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.154       1.147           --
                                                                                   2015   1.168       1.154           --
                                                                                   2014   1.158       1.168           --
                                                                                   2013   1.188       1.158           --
                                                                                   2012   1.171       1.188           --
                                                                                   2011   1.130       1.171           --
                                                                                   2010   1.088       1.130           --
                                                                                   2009   1.063       1.088           --
                                                                                   2008   1.086       1.063           --
                                                                                   2007   1.061       1.086           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.047       1.067           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.135       1.172           --
                                                                                   2008   1.105       1.135           --
                                                                                   2007   1.037       1.105           --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.854       2.004           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.905       2.032           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.471       1.576           --
                                                                                   2013   1.264       1.471           --
                                                                                   2012   1.165       1.264           --
                                                                                   2011   1.188       1.165           --
                                                                                   2010   1.081       1.188           --
                                                                                   2009   0.898       1.081           --
                                                                                   2008   1.225       0.898           --
                                                                                   2007   1.127       1.225           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.916       0.887           --
                                                                                   2008   1.455       0.916       96,889
                                                                                   2007   1.520       1.455       96,889
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.779       0.797           --
                                                                                   2008   1.395       0.779           --
                                                                                   2007   1.266       1.395           --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2016   2.171       2.140       790,838
                                                                                      2015   2.072       2.171     1,044,025
                                                                                      2014   2.067       2.072     1,480,403
                                                                                      2013   1.633       2.067     1,939,305
                                                                                      2012   1.360       1.633     2,232,386
                                                                                      2011   1.524       1.360     2,612,049
                                                                                      2010   1.392       1.524     2,872,485
                                                                                      2009   0.998       1.392     3,406,844
                                                                                      2008   1.654       0.998     3,868,364
                                                                                      2007   1.470       1.654     3,869,749
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2016   1.971       2.114     1,854,774
                                                                                      2015   1.882       1.971     2,269,259
                                                                                      2014   1.771       1.882     3,669,986
                                                                                      2013   1.389       1.771     4,800,377
                                                                                      2012   1.203       1.389     5,358,140
                                                                                      2011   1.283       1.203     6,046,677
                                                                                      2010   1.103       1.283     6,769,675
                                                                                      2009   0.808       1.103     7,352,364
                                                                                      2008   1.471       0.808     7,628,848
                                                                                      2007   1.337       1.471     7,630,777
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   1.712       1.871     1,382,054
                                                                                      2015   1.723       1.712     1,975,224
                                                                                      2014   1.589       1.723     3,314,436
                                                                                      2013   1.215       1.589     4,616,414
                                                                                      2012   1.056       1.215     4,986,867
                                                                                      2011   1.098       1.056     5,628,934
                                                                                      2010   1.006       1.098     6,023,164
                                                                                      2009   0.782       1.006     6,546,820
                                                                                      2008   1.285       0.782     7,121,717
                                                                                      2007   1.248       1.285     7,674,099
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.254       1.199            --
                                                                                      2007   1.195       1.254       285,423
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.006       0.948            --
                                                                                      2007   1.154       1.006     1,549,790
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.030       2.143       873,919
                                                                                      2015   2.064       2.030     1,027,963
                                                                                      2014   1.887       2.064     1,479,305
                                                                                      2013   1.470       1.887     1,951,659
                                                                                      2012   1.293       1.470     2,311,633
                                                                                      2011   1.357       1.293     2,680,741
                                                                                      2010   1.185       1.357     2,894,124
                                                                                      2009   0.893       1.185     3,195,329
                                                                                      2008   1.590       0.893     3,310,029
                                                                                      2007   1.384       1.590     3,428,176
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.104       2.116         2,951
                                                                                      2015   2.125       2.104         3,197
                                                                                      2014   1.960       2.125         3,467
                                                                                      2013   1.447       1.960         3,615
                                                                                      2012   1.209       1.447         3,899
                                                                                      2011   1.269       1.209         4,757
                                                                                      2010   1.098       1.269         4,944
                                                                                      2009   0.825       1.098         5,487
                                                                                      2008   1.436       0.825         6,152
                                                                                      2007   1.373       1.436        12,484
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.357       2.585       984,666
                                                                                      2015   2.446       2.357     1,109,153
                                                                                      2014   2.354       2.446     1,723,675
                                                                                      2013   1.769       2.354     2,290,804
                                                                                      2012   1.576       1.769     2,584,984
                                                                                      2011   1.804       1.576     2,825,541
                                                                                      2010   1.433       1.804     2,961,443
                                                                                      2009   1.046       1.433     3,394,164
                                                                                      2008   1.768       1.046     3,738,049
                                                                                      2007   1.565       1.768     4,025,869
Franklin Templeton Variable Insurance Products Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   2.498       2.269            --
                                                                                  2007   1.980       2.498     1,308,808
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2016   1.365       1.433       520,282
                                                                                  2015   1.490       1.365       658,128
                                                                                  2014   1.712       1.490       909,563
                                                                                  2013   1.421       1.712     1,274,261
                                                                                  2012   1.227       1.421     1,521,960
                                                                                  2011   1.401       1.227     1,699,662
                                                                                  2010   1.319       1.401     1,961,001
                                                                                  2009   0.982       1.319     2,165,533
                                                                                  2008   1.682       0.982     2,140,193
                                                                                  2007   1.487       1.682     2,156,235
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.217       1.232            --
                                                                                  2009   0.989       1.217            --
                                                                                  2008   1.422       0.989            --
                                                                                  2007   1.193       1.422            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.394       1.311            --
                                                                                  2007   1.301       1.394            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.492       1.595            --
                                                                                  2010   1.224       1.492       126,074
                                                                                  2009   0.797       1.224       133,304
                                                                                  2008   1.451       0.797       180,214
                                                                                  2007   1.217       1.451       164,752
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.205       2.186       165,345
                                                                                  2015   2.290       2.205       205,127
                                                                                  2014   1.942       2.290       406,953
                                                                                  2013   1.341       1.942       584,831
                                                                                  2012   1.153       1.341       653,001
                                                                                  2011   1.149       1.153       914,684
                                                                                  2010   0.938       1.149     1,080,768
                                                                                  2009   0.711       0.938     1,176,257
                                                                                  2008   1.218       0.711     1,353,443
                                                                                  2007   1.267       1.218     1,377,455
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.493       1.499            --
                                                                                  2013   1.153       1.493       179,409
                                                                                  2012   1.024       1.153       286,567
                                                                                  2011   1.114       1.024       337,799
                                                                                  2010   0.975       1.114       362,923
                                                                                  2009   0.769       0.975       382,158
                                                                                  2008   1.238       0.769       417,825
                                                                                  2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.836       1.974        25,039
                                                                                  2015   1.844       1.836        25,160
                                                                                  2014   1.696       1.844        44,358
                                                                                  2013   1.332       1.696        84,076
                                                                                  2012   1.172       1.332        76,764
                                                                                  2011   1.166       1.172        79,489
                                                                                  2010   1.057       1.166        81,169
                                                                                  2009   0.884       1.057        80,730
                                                                                  2008   1.276       0.884        82,844
                                                                                  2007   1.236       1.276        92,312
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.849       1.945        62,394
                                                                                  2015   1.719       1.849        66,646
                                                                                  2014   1.539       1.719        80,869
                                                                                  2013   1.140       1.539       182,030
                                                                                  2012   0.967       1.140       219,339
                                                                                  2011   0.993       0.967       252,365
                                                                                  2010   0.923       0.993       264,814
                                                                                  2009   0.662       0.923       266,162
                                                                                  2008   1.077       0.662       268,783
                                                                                  2007   1.079       1.077       267,544
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   1.740       1.927       146,715

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.829       1.740       225,639
                                                                                 2014   1.671       1.829       294,782
                                                                                 2013   1.288       1.671       357,310
                                                                                 2012   1.129       1.288       370,291
                                                                                 2011   1.098       1.129       441,080
                                                                                 2010   1.024       1.098       463,572
                                                                                 2009   0.839       1.024       470,253
                                                                                 2008   1.331       0.839       468,753
                                                                                 2007   1.308       1.331       549,385
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   2.278       2.361       118,862
                                                                                 2015   2.431       2.278       123,837
                                                                                 2014   2.384       2.431       303,458
                                                                                 2013   1.655       2.384       381,114
                                                                                 2012   1.415       1.655       439,376
                                                                                 2011   1.424       1.415       536,498
                                                                                 2010   1.161       1.424       557,714
                                                                                 2009   0.830       1.161       659,811
                                                                                 2008   1.429       0.830       686,747
                                                                                 2007   1.326       1.429       675,600
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.777       0.755            --
                                                                                 2008   1.269       0.777     1,662,680
                                                                                 2007   1.234       1.269     1,701,241
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.902       0.965       462,714
                                                                                 2009   0.784       0.902       473,513
                                                                                 2008   1.015       0.784       471,941
                                                                                 2007   1.022       1.015       559,477
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.249       1.309            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.045       1.087            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.237       1.279            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.193       1.244            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.280       1.328            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.355       1.492            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.328       1.278            --
                                                                                 2007   1.278       1.328       398,377
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.705       1.911       422,320
                                                                                 2015   1.806       1.705       476,110
                                                                                 2014   1.781       1.806     1,026,188
                                                                                 2013   1.654       1.781     1,234,209
                                                                                 2012   1.444       1.654     1,333,687
                                                                                 2011   1.437       1.444     1,480,432
                                                                                 2010   1.262       1.437     1,566,878
                                                                                 2009   0.874       1.262     1,794,506
                                                                                 2008   1.175       0.874     2,008,039
                                                                                 2007   1.168       1.175     2,578,175
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.103       1.093       427,722
                                                                                 2015   1.140       1.103       490,033
                                                                                 2014   1.023       1.140       886,293
                                                                                 2013   1.007       1.023     1,215,972
                                                                                 2012   0.814       1.007     1,236,261
                                                                                 2011   0.877       0.814     1,429,434
                                                                                 2010   0.770       0.877     1,798,332
                                                                                 2009   0.581       0.770     2,034,861
                                                                                 2008   1.015       0.581     2,226,372
                                                                                 2007   1.216       1.015     2,315,406
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   2.078       2.161            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.643       2.078       619,444
                                                                            2012   1.365       1.643       692,048
                                                                            2011   1.503       1.365       820,932
                                                                            2010   1.399       1.503       980,337
                                                                            2009   0.997       1.399     1,028,462
                                                                            2008   1.751       0.997     1,170,190
                                                                            2007   1.370       1.751     1,153,308
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.277       2.298       248,799
                                                                            2015   2.417       2.277       286,389
                                                                            2014   2.154       2.417       475,381
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.810       1.923       231,710
                                                                            2015   1.931       1.810       259,150
                                                                            2014   2.086       1.931       343,747
                                                                            2013   1.628       2.086       471,457
                                                                            2012   1.283       1.628       488,323
                                                                            2011   1.523       1.283       521,034
                                                                            2010   1.332       1.523       556,598
                                                                            2009   0.875       1.332       513,486
                                                                            2008   1.506       0.875       649,249
                                                                            2007   1.551       1.506       655,318
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.626       1.868       742,846
                                                                            2015   1.765       1.626       908,330
                                                                            2014   1.648       1.765     1,279,045
                                                                            2013   1.242       1.648     1,001,777
                                                                            2012   1.070       1.242     1,184,081
                                                                            2011   1.108       1.070     1,503,272
                                                                            2010   0.985       1.108     1,625,658
                                                                            2009   0.792       0.985     1,826,382
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.248       1.413       324,458
                                                                            2015   1.400       1.248       461,693
                                                                            2014   1.303       1.400       656,447
                                                                            2013   1.021       1.303     1,047,871
                                                                            2012   0.909       1.021     1,203,832
                                                                            2011   0.963       0.909     1,327,691
                                                                            2010   0.783       0.963     1,550,510
                                                                            2009   0.632       0.783     1,846,360
                                                                            2008   1.053       0.632     1,974,778
                                                                            2007   1.069       1.053     2,083,924
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.134       2.335        15,955
                                                                            2015   2.209       2.134        21,242
                                                                            2014   2.085       2.209        36,358
                                                                            2013   1.514       2.085        60,580
                                                                            2012   1.304       1.514        56,276
                                                                            2011   1.342       1.304        55,365
                                                                            2010   1.083       1.342        58,071
                                                                            2009   0.824       1.083        71,097
                                                                            2008   1.370       0.824        75,328
                                                                            2007   1.255       1.370        77,035
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.718       2.202        13,001
                                                                            2015   1.891       1.718        13,308
                                                                            2014   1.844       1.891        34,984
                                                                            2013   1.412       1.844        34,484
                                                                            2012   1.247       1.412        33,707
                                                                            2011   1.416       1.247        40,574
                                                                            2010   1.209       1.416        32,072
                                                                            2009   0.956       1.209        28,271
                                                                            2008   1.305       0.956        20,778
                                                                            2007   1.345       1.305        21,288
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.905       0.893            --
                                                                            2008   1.235       0.905       819,159
                                                                            2007   1.186       1.235       808,668
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.700       1.749            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.768       1.700       255,892
                                                                               2014   1.717       1.768       349,060
                                                                               2013   1.620       1.717       385,543
                                                                               2012   1.461       1.620       422,819
                                                                               2011   1.423       1.461       460,150
                                                                               2010   1.283       1.423       696,118
                                                                               2009   0.955       1.283       374,879
                                                                               2008   1.195       0.955       445,126
                                                                               2007   1.142       1.195       448,164
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   1.390       1.518       871,677
                                                                               2015   1.646       1.390     1,026,719
                                                                               2014   1.797       1.646     1,372,884
                                                                               2013   1.930       1.797       943,543
                                                                               2012   1.657       1.930       904,204
                                                                               2011   2.081       1.657       962,996
                                                                               2010   1.718       2.081       989,469
                                                                               2009   1.038       1.718     1,094,839
                                                                               2008   2.272       1.038     1,297,575
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.726       0.689            --
                                                                               2008   1.292       0.726       460,310
                                                                               2007   1.178       1.292       442,177
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.384       1.449            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.866       1.980       221,184
                                                                               2015   1.823       1.866       376,678
                                                                               2014   1.638       1.823       414,433
                                                                               2013   1.246       1.638       599,534
                                                                               2012   1.121       1.246       662,464
                                                                               2011   1.142       1.121       717,999
                                                                               2010   1.035       1.142       850,588
                                                                               2009   0.886       1.035       797,284
                                                                               2008   1.443       0.886       788,207
                                                                               2007   1.436       1.443       930,515
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.202       1.283       128,737
                                                                               2015   1.252       1.202       144,519
                                                                               2014   1.216       1.252       148,243
                                                                               2013   0.958       1.216       236,863
                                                                               2012   0.838       0.958       313,512
                                                                               2011   0.983       0.838       326,120
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.204       1.548       890,545
                                                                               2015   1.299       1.204     1,102,059
                                                                               2014   1.304       1.299     1,716,036
                                                                               2013   1.005       1.304     2,258,127
                                                                               2012   0.869       1.005     2,673,185
                                                                               2011   0.975       0.869     3,033,054
                                                                               2010   0.830       0.975     3,383,972
                                                                               2009   0.670       0.830     3,792,988
                                                                               2008   0.974       0.670     4,024,446
                                                                               2007   1.026       0.974     5,073,874
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.464       1.422       294,151
                                                                               2015   1.521       1.464       523,138
                                                                               2014   1.669       1.521       564,463
                                                                               2013   1.428       1.669       577,341
                                                                               2012   1.249       1.428       644,823
                                                                               2011   1.428       1.249       742,717
                                                                               2010   1.308       1.428       806,057
                                                                               2009   1.015       1.308       899,599
                                                                               2008   1.798       1.015       818,702
                                                                               2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.254       1.358            --
                                                                               2012   1.213       1.254       254,001
                                                                               2011   1.305       1.213       290,789
                                                                               2010   1.080       1.305       298,228
                                                                               2009   0.804       1.080       316,927
                                                                               2008   1.276       0.804       330,311
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.038       1.123            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.006       1.038       305,079
                                                                          2011   1.084       1.006       411,374
                                                                          2010   0.901       1.084       344,056
                                                                          2009   0.672       0.901       471,353
                                                                          2008   1.112       0.672       476,038
                                                                          2007   1.259       1.112       158,062
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.336       1.312       742,595
                                                                          2015   1.312       1.336     1,003,493
                                                                          2014   1.311       1.312     1,529,321
                                                                          2013   1.053       1.311     2,018,366
                                                                          2012   0.887       1.053     2,125,285
                                                                          2011   0.988       0.887     2,402,003
                                                                          2010   0.870       0.988     2,643,380
                                                                          2009   0.635       0.870     2,880,492
                                                                          2008   1.091       0.635     3,261,405
                                                                          2007   1.048       1.091     3,475,687
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.283       1.321       598,143
                                                                          2015   1.348       1.283       633,803
                                                                          2014   1.334       1.348     1,205,084
                                                                          2013   1.496       1.334     1,743,998
                                                                          2012   1.397       1.496     1,792,682
                                                                          2011   1.279       1.397     1,758,700
                                                                          2010   1.209       1.279     1,877,063
                                                                          2009   1.042       1.209     1,605,253
                                                                          2008   1.139       1.042     1,601,290
                                                                          2007   1.079       1.139     1,975,883
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.480       1.488     2,020,824
                                                                          2015   1.510       1.480     2,499,795
                                                                          2014   1.480       1.510     3,622,587
                                                                          2013   1.540       1.480     4,949,917
                                                                          2012   1.438       1.540     5,458,014
                                                                          2011   1.423       1.438     5,532,907
                                                                          2010   1.343       1.423     4,464,553
                                                                          2009   1.209       1.343     4,804,848
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.703       1.711            --
                                                                          2015   1.738       1.703        95,524
                                                                          2014   1.595       1.738       146,451
                                                                          2013   1.224       1.595       154,512
                                                                          2012   1.130       1.224       161,255
                                                                          2011   1.208       1.130       169,526
                                                                          2010   1.061       1.208       170,942
                                                                          2009   0.874       1.061       161,052
                                                                          2008   1.328       0.874       196,929
                                                                          2007   1.291       1.328       205,133
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.155       1.273            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.676       1.715            --
                                                                          2015   1.733       1.676     1,173,200
                                                                          2014   1.691       1.733     1,623,206
                                                                          2013   1.700       1.691     1,995,330
                                                                          2012   1.555       1.700     2,029,783
                                                                          2011   1.531       1.555     2,129,139
                                                                          2010   1.393       1.531     2,196,655
                                                                          2009   1.068       1.393     2,292,609
                                                                          2008   1.222       1.068     2,537,774
                                                                          2007   1.170       1.222     2,870,206
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.406       1.467            --
                                                                          2012   1.280       1.406        95,700
                                                                          2011   1.588       1.280       142,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.357       1.541     1,109,977
                                                                          2015   1.436       1.357     1,370,807
                                                                          2014   1.294       1.436     2,002,123
                                                                          2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
                                                                          2008   1.094       0.683     6,465,586
                                                                          2007   1.074       1.094     7,175,494

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.544       1.755        41,448
                                                                                 2015   1.633       1.544        55,085
                                                                                 2014   1.501       1.633       136,583
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.307       1.321       323,471
                                                                                 2015   1.327       1.307       549,608
                                                                                 2014   1.264       1.327     1,076,600
                                                                                 2013   1.301       1.264     1,148,214
                                                                                 2012   1.234       1.301     1,146,666
                                                                                 2011   1.182       1.234     1,061,286
                                                                                 2010   1.114       1.182     1,527,419
                                                                                 2009   1.039       1.114     1,270,284
                                                                                 2008   1.098       1.039     1,310,534
                                                                                 2007   1.054       1.098     1,803,466
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.474       1.446       284,050
                                                                                 2015   1.416       1.474       395,543
                                                                                 2014   1.327       1.416       523,869
                                                                                 2013   1.009       1.327     1,128,945
                                                                                 2012   0.901       1.009     1,266,767
                                                                                 2011   1.010       0.901     1,420,527
                                                                                 2010   0.860       1.010     1,576,099
                                                                                 2009   0.685       0.860     1,835,589
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.930       0.914     3,053,455
                                                                                 2015   0.949       0.930     3,406,240
                                                                                 2014   0.969       0.949     4,193,264
                                                                                 2013   0.989       0.969     4,648,465
                                                                                 2012   1.010       0.989     4,464,575
                                                                                 2011   1.031       1.010     4,936,230
                                                                                 2010   1.052       1.031     4,377,837
                                                                                 2009   1.069       1.052     6,208,533
                                                                                 2008   1.061       1.069     6,064,712
                                                                                 2007   1.031       1.061     4,327,560
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.640       0.667            --
                                                                                 2008   1.184       0.640     1,494,816
                                                                                 2007   1.163       1.184     1,531,523
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.028       1.130            --
                                                                                 2012   0.907       1.028       729,267
                                                                                 2011   0.988       0.907       775,303
                                                                                 2010   0.881       0.988       835,687
                                                                                 2009   0.739       0.881     1,070,794
                                                                                 2008   1.236       0.739     1,065,755
                                                                                 2007   1.212       1.236     1,175,885
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.694       1.748        86,454
                                                                                 2015   1.683       1.694        93,406
                                                                                 2014   1.547       1.683       147,322
                                                                                 2013   1.190       1.547       262,991
                                                                                 2012   1.096       1.190       326,432
                                                                                 2011   1.155       1.096       340,343
                                                                                 2010   1.023       1.155       369,295
                                                                                 2009   0.700       1.023       394,854
                                                                                 2008   1.317       0.700       440,572
                                                                                 2007   1.116       1.317       400,200
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.623       1.701       256,091
                                                                                 2015   1.615       1.623       535,890
                                                                                 2014   1.491       1.615       530,160
                                                                                 2013   1.262       1.491       597,763
                                                                                 2012   1.146       1.262       610,589
                                                                                 2011   1.127       1.146       634,175
                                                                                 2010   1.049       1.127       642,945
                                                                                 2009   0.907       1.049       721,694
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.544       1.624       126,791

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2015   1.539       1.544         41,195
                                                                       2014   1.420       1.539         84,372
                                                                       2013   1.084       1.420        178,885
                                                                       2012   0.980       1.084        207,702
                                                                       2011   1.043       0.980        244,884
                                                                       2010   0.950       1.043        311,773
                                                                       2009   0.735       0.950        320,611
                                                                       2008   1.194       0.735        307,581
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986             --
                                                                       2010   0.804       0.911        380,662
                                                                       2009   0.624       0.804        397,181
                                                                       2008   1.069       0.624        399,913
                                                                       2007   1.057       1.069        519,603
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.265       1.296        757,721
                                                                       2015   1.299       1.265      1,024,037
                                                                       2014   1.269       1.299      1,128,769
                                                                       2013   1.242       1.269      1,432,318
                                                                       2012   1.161       1.242      2,163,806
                                                                       2011   1.148       1.161      1,982,968
                                                                       2010   1.065       1.148      1,996,981
                                                                       2009   0.902       1.065      2,031,931
                                                                       2008   1.075       0.902      1,776,602
                                                                       2007   1.040       1.075      1,619,797
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.278       1.329      1,023,306
                                                                       2015   1.319       1.278      1,087,847
                                                                       2014   1.283       1.319      1,989,660
                                                                       2013   1.181       1.283      1,912,429
                                                                       2012   1.081       1.181      1,483,922
                                                                       2011   1.092       1.081      1,195,959
                                                                       2010   1.000       1.092      1,142,078
                                                                       2009   0.825       1.000      1,151,609
                                                                       2008   1.074       0.825      1,248,009
                                                                       2007   1.046       1.074      1,473,563
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.274       1.337      5,194,049
                                                                       2015   1.317       1.274      6,827,759
                                                                       2014   1.280       1.317     10,719,815
                                                                       2013   1.107       1.280      3,846,106
                                                                       2012   0.998       1.107      3,521,658
                                                                       2011   1.033       0.998      3,947,315
                                                                       2010   0.931       1.033      4,201,961
                                                                       2009   0.751       0.931      4,112,266
                                                                       2008   1.075       0.751      4,268,478
                                                                       2007   1.051       1.075      4,727,370
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.251       1.325      2,681,243
                                                                       2015   1.299       1.251      3,529,432
                                                                       2014   1.260       1.299      4,585,211
                                                                       2013   1.034       1.260      1,044,081
                                                                       2012   0.915       1.034      1,059,599
                                                                       2011   0.971       0.915      1,121,466
                                                                       2010   0.864       0.971      1,344,374
                                                                       2009   0.683       0.864      1,783,150
                                                                       2008   1.074       0.683      1,984,349
                                                                       2007   1.056       1.074      3,042,363
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2016   1.578       1.722        277,442
                                                                       2015   1.596       1.578        314,545
                                                                       2014   1.440       1.596        944,536
                                                                       2013   1.116       1.440      1,224,084
                                                                       2012   0.987       1.116      1,415,781
                                                                       2011   0.991       0.987      1,594,495
                                                                       2010   0.884       0.991      2,213,548
                                                                       2009   0.721       0.884      2,295,293
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2016   1.554       1.659      1,251,158

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.592       1.554     1,499,730
                                                                                   2014   1.498       1.592     2,280,586
                                                                                   2013   1.288       1.498     2,940,831
                                                                                   2012   1.181       1.288     3,068,160
                                                                                   2011   1.179       1.181     3,418,569
                                                                                   2010   1.095       1.179     3,806,803
                                                                                   2009   0.945       1.095     4,242,539
                                                                                   2008   1.241       0.945     4,744,697
                                                                                   2007   1.216       1.241     5,727,520
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.009       2.251       460,849
                                                                                   2015   2.053       2.009       552,395
                                                                                   2014   1.891       2.053       948,500
                                                                                   2013   1.422       1.891     1,473,668
                                                                                   2012   1.245       1.422     1,158,175
                                                                                   2011   1.260       1.245     1,305,390
                                                                                   2010   1.154       1.260     1,532,617
                                                                                   2009   0.975       1.154     1,651,085
                                                                                   2008   1.475       0.975     1,891,735
                                                                                   2007   1.399       1.475     2,090,425
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.643       1.911        74,676
                                                                                   2015   1.667       1.643       134,237
                                                                                   2014   1.702       1.667       174,970
                                                                                   2013   1.367       1.702       214,812
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.350       1.566       109,538
                                                                                   2015   1.373       1.350       199,510
                                                                                   2014   1.406       1.373       248,703
                                                                                   2013   1.131       1.406       311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.830       1.820        71,153
                                                                                   2015   1.690       1.830        79,345
                                                                                   2014   1.585       1.690        96,430
                                                                                   2013   1.166       1.585       168,138
                                                                                   2012   1.003       1.166        47,741
                                                                                   2011   1.038       1.003        89,453
                                                                                   2010   0.907       1.038        93,124
                                                                                   2009   0.647       0.907       107,698
                                                                                   2008   1.139       0.647        88,269
                                                                                   2007   1.066       1.139       101,732
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.061       2.251       447,301
                                                                                   2015   2.053       2.061       577,658
                                                                                   2014   1.965       2.053       732,633
                                                                                   2013   1.391       1.965       956,416
                                                                                   2012   1.225       1.391     1,050,417
                                                                                   2011   1.233       1.225     1,221,513
                                                                                   2010   0.934       1.233     1,273,867
                                                                                   2009   0.688       0.934     1,433,813
                                                                                   2008   1.050       0.688     1,522,492
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.199            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.181       1.173       250,868
                                                                                   2015   1.197       1.181       267,262
                                                                                   2014   1.186       1.197       685,175
                                                                                   2013   1.218       1.186     1,035,324
                                                                                   2012   1.201       1.218     1,125,259
                                                                                   2011   1.160       1.201     1,201,902
                                                                                   2010   1.117       1.160     1,236,617
                                                                                   2009   1.092       1.117     1,329,086
                                                                                   2008   1.117       1.092     1,362,887
                                                                                   2007   1.091       1.117     1,626,772
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.055       1.075            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.168       1.205            --
                                                                                   2008   1.138       1.168     4,181,671
                                                                                   2007   1.068       1.138     5,335,536
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.597       1.726            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.440       1.536            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.512       1.619        48,964
                                                                      2013   1.300       1.512        78,750
                                                                      2012   1.199       1.300        82,793
                                                                      2011   1.224       1.199        81,916
                                                                      2010   1.114       1.224        97,012
                                                                      2009   0.925       1.114       105,126
                                                                      2008   1.263       0.925        95,379
                                                                      2007   1.162       1.263       102,530
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   0.791       0.766            --
                                                                      2008   1.257       0.791     2,287,184
                                                                      2007   1.314       1.257     2,515,110
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.706       0.722            --
                                                                      2008   1.266       0.706            --
                                                                      2007   1.149       1.266            --





                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2016   2.830       2.788       594,437
                                                                             2015   2.702       2.830       676,978
                                                                             2014   2.697       2.702       785,784
                                                                             2013   2.132       2.697     1,059,015
                                                                             2012   1.777       2.132     1,247,605
                                                                             2011   1.992       1.777     1,532,422
                                                                             2010   1.820       1.992     1,963,986
                                                                             2009   1.306       1.820     2,113,567
                                                                             2008   2.165       1.306     2,246,236
                                                                             2007   1.925       2.165     2,321,629
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   2.491       2.670     2,101,017
                                                                             2015   2.380       2.491     2,407,219
                                                                             2014   2.240       2.380     2,921,243
                                                                             2013   1.758       2.240     3,924,577
                                                                             2012   1.523       1.758     4,927,164
                                                                             2011   1.625       1.523     5,758,110
                                                                             2010   1.398       1.625     6,547,034
                                                                             2009   1.024       1.398     7,093,555
                                                                             2008   1.867       1.024     7,718,571
                                                                             2007   1.697       1.867     8,017,365
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   2.161       2.359     2,286,726
                                                                             2015   2.175       2.161     2,578,656
                                                                             2014   2.008       2.175     3,093,377
                                                                             2013   1.536       2.008     4,205,161
                                                                             2012   1.335       1.536     5,010,171
                                                                             2011   1.389       1.335     5,965,387
                                                                             2010   1.273       1.389     7,236,668
                                                                             2009   0.990       1.273     7,607,627
                                                                             2008   1.627       0.990     8,468,501
                                                                             2007   1.582       1.627     9,041,374
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.468       1.403            --
                                                                             2007   1.400       1.468       310,671
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   1.279       1.206            --
                                                                             2007   1.469       1.279     1,710,107
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)....... 2016   2.537       2.676       879,060

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.580       2.537       907,145
                                                                                      2014   2.360       2.580     1,235,015
                                                                                      2013   1.840       2.360     1,564,779
                                                                                      2012   1.618       1.840     2,154,774
                                                                                      2011   1.700       1.618     2,381,921
                                                                                      2010   1.485       1.700     2,582,351
                                                                                      2009   1.119       1.485     2,732,046
                                                                                      2008   1.994       1.119     3,075,786
                                                                                      2007   1.736       1.994     3,515,653
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.353       2.365        29,325
                                                                                      2015   2.378       2.353        29,559
                                                                                      2014   2.195       2.378        71,074
                                                                                      2013   1.621       2.195        71,994
                                                                                      2012   1.354       1.621        73,392
                                                                                      2011   1.422       1.354       114,920
                                                                                      2010   1.231       1.422       123,556
                                                                                      2009   0.926       1.231       126,613
                                                                                      2008   1.612       0.926       134,916
                                                                                      2007   1.543       1.612       161,283
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.273       3.587       724,842
                                                                                      2015   3.398       3.273       791,895
                                                                                      2014   3.272       3.398     1,005,158
                                                                                      2013   2.460       3.272     1,285,303
                                                                                      2012   2.193       2.460     1,531,778
                                                                                      2011   2.512       2.193     1,810,500
                                                                                      2010   1.995       2.512     2,333,813
                                                                                      2009   1.458       1.995     2,559,728
                                                                                      2008   2.465       1.458     2,866,645
                                                                                      2007   2.183       2.465     3,059,518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.552       3.227            --
                                                                                      2007   2.817       3.552     1,164,679
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.814       1.904       844,709
                                                                                      2015   1.981       1.814       924,580
                                                                                      2014   2.277       1.981     1,025,585
                                                                                      2013   1.891       2.277     1,323,571
                                                                                      2012   1.633       1.891     1,487,788
                                                                                      2011   1.867       1.633     1,773,593
                                                                                      2010   1.758       1.867     1,936,899
                                                                                      2009   1.310       1.758     2,042,661
                                                                                      2008   2.244       1.310     2,369,655
                                                                                      2007   1.985       2.244     2,543,699
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.550       1.569            --
                                                                                      2009   1.260       1.550       157,600
                                                                                      2008   1.813       1.260       164,954
                                                                                      2007   1.521       1.813       179,838
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.635       1.538            --
                                                                                      2007   1.527       1.635       170,072
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.919       2.051            --
                                                                                      2010   1.576       1.919       544,186
                                                                                      2009   1.026       1.576       592,901
                                                                                      2008   1.869       1.026       596,411
                                                                                      2007   1.569       1.869       601,276
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.815       2.789       148,299
                                                                                      2015   2.925       2.815       186,400
                                                                                      2014   2.481       2.925       248,600
                                                                                      2013   1.715       2.481       412,684
                                                                                      2012   1.475       1.715       389,144
                                                                                      2011   1.470       1.475       468,281
                                                                                      2010   1.201       1.470       543,132
                                                                                      2009   0.911       1.201       717,738
                                                                                      2008   1.562       0.911       810,739
                                                                                      2007   1.625       1.562     1,175,628
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.944       1.951            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.502       1.944       466,956
                                                                                 2012   1.334       1.502       537,521
                                                                                 2011   1.453       1.334       693,937
                                                                                 2010   1.272       1.453       711,759
                                                                                 2009   1.004       1.272       812,464
                                                                                 2008   1.617       1.004       902,809
                                                                                 2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.223       2.389        23,255
                                                                                 2015   2.234       2.223        70,644
                                                                                 2014   2.056       2.234       127,243
                                                                                 2013   1.615       2.056       132,670
                                                                                 2012   1.422       1.615       250,871
                                                                                 2011   1.416       1.422       244,160
                                                                                 2010   1.284       1.416       335,548
                                                                                 2009   1.074       1.284       398,461
                                                                                 2008   1.551       1.074       427,872
                                                                                 2007   1.503       1.551       467,471
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.377       2.500       128,799
                                                                                 2015   2.211       2.377       124,883
                                                                                 2014   1.981       2.211       151,266
                                                                                 2013   1.467       1.981       171,419
                                                                                 2012   1.245       1.467       176,966
                                                                                 2011   1.280       1.245       258,960
                                                                                 2010   1.190       1.280       306,573
                                                                                 2009   0.854       1.190       325,132
                                                                                 2008   1.390       0.854       371,103
                                                                                 2007   1.393       1.390       449,572
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   2.196       2.430        40,531
                                                                                 2015   2.309       2.196        48,809
                                                                                 2014   2.111       2.309        57,224
                                                                                 2013   1.628       2.111        59,245
                                                                                 2012   1.428       1.628       104,101
                                                                                 2011   1.389       1.428       100,814
                                                                                 2010   1.296       1.389       124,583
                                                                                 2009   1.063       1.296       159,638
                                                                                 2008   1.686       1.063       180,595
                                                                                 2007   1.657       1.686       296,043
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   3.115       3.227       233,625
                                                                                 2015   3.326       3.115       249,892
                                                                                 2014   3.264       3.326       306,006
                                                                                 2013   2.267       3.264       386,905
                                                                                 2012   1.938       2.267       360,566
                                                                                 2011   1.952       1.938       415,904
                                                                                 2010   1.593       1.952       492,685
                                                                                 2009   1.139       1.593       580,193
                                                                                 2008   1.962       1.139       680,976
                                                                                 2007   1.822       1.962       972,287
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.943       0.917            --
                                                                                 2008   1.541       0.943     1,605,616
                                                                                 2007   1.500       1.541     2,056,807
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.951       0.938            --
                                                                                 2010   0.889       0.951       363,075
                                                                                 2009   0.773       0.889       438,436
                                                                                 2008   1.002       0.773       502,575
                                                                                 2007   1.010       1.002       606,203
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.632       1.710            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.349       1.403            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.587       1.640            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.451       1.513            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.587       1.646            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.774       1.952            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.747       1.681            --
                                                                          2007   1.682       1.747       636,284
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.875       2.100       554,404
                                                                          2015   1.987       1.875       568,048
                                                                          2014   1.960       1.987       799,134
                                                                          2013   1.822       1.960     1,069,246
                                                                          2012   1.591       1.822     1,149,891
                                                                          2011   1.584       1.591     1,108,760
                                                                          2010   1.391       1.584     1,213,818
                                                                          2009   0.964       1.391     1,134,600
                                                                          2008   1.298       0.964     1,360,095
                                                                          2007   1.290       1.298     1,529,085
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.097       1.087       880,564
                                                                          2015   1.135       1.097       920,984
                                                                          2014   1.019       1.135     1,250,005
                                                                          2013   1.003       1.019     1,668,448
                                                                          2012   0.811       1.003     1,999,044
                                                                          2011   0.875       0.811     2,228,954
                                                                          2010   0.768       0.875     2,457,919
                                                                          2009   0.581       0.768     2,734,713
                                                                          2008   1.014       0.581     2,770,893
                                                                          2007   1.216       1.014     3,082,707
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.506       2.605            --
                                                                          2013   1.982       2.506       344,377
                                                                          2012   1.648       1.982       392,873
                                                                          2011   1.816       1.648       659,080
                                                                          2010   1.691       1.816       774,713
                                                                          2009   1.205       1.691       684,204
                                                                          2008   2.117       1.205       760,251
                                                                          2007   1.658       2.117       686,480
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.744       2.767       158,648
                                                                          2015   2.913       2.744       143,892
                                                                          2014   2.597       2.913       220,977
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.244       2.383       258,723
                                                                          2015   2.395       2.244       293,591
                                                                          2014   2.589       2.395       375,065
                                                                          2013   2.021       2.589       471,369
                                                                          2012   1.594       2.021       506,395
                                                                          2011   1.893       1.594       514,967
                                                                          2010   1.657       1.893       528,113
                                                                          2009   1.088       1.657       564,812
                                                                          2008   1.875       1.088       791,738
                                                                          2007   1.931       1.875       898,221
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.062       2.369       796,547
                                                                          2015   2.240       2.062       898,254
                                                                          2014   2.092       2.240     1,115,151
                                                                          2013   1.578       2.092       937,408
                                                                          2012   1.360       1.578     1,132,864
                                                                          2011   1.409       1.360     1,386,146
                                                                          2010   1.253       1.409     1,456,739
                                                                          2009   1.007       1.253     1,691,345
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.242       1.405       962,546
                                                                          2015   1.394       1.242     1,109,945
                                                                          2014   1.298       1.394     1,361,139
                                                                          2013   1.018       1.298     1,673,284
                                                                          2012   0.906       1.018     2,042,231
                                                                          2011   0.961       0.906     2,424,307
                                                                          2010   0.782       0.961     2,625,321
                                                                          2009   0.631       0.782     3,187,300
                                                                          2008   1.052       0.631     3,583,036
                                                                          2007   1.068       1.052     3,588,846
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.122       2.322        23,989

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.199       2.122        48,266
                                                                              2014   2.076       2.199        31,167
                                                                              2013   1.508       2.076        39,314
                                                                              2012   1.300       1.508        43,406
                                                                              2011   1.339       1.300        64,251
                                                                              2010   1.081       1.339        63,746
                                                                              2009   0.823       1.081        84,027
                                                                              2008   1.368       0.823        81,793
                                                                              2007   1.254       1.368        56,259
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.709       2.190        42,998
                                                                              2015   1.882       1.709        43,462
                                                                              2014   1.836       1.882        96,558
                                                                              2013   1.407       1.836       105,530
                                                                              2012   1.243       1.407       115,990
                                                                              2011   1.412       1.243        79,320
                                                                              2010   1.206       1.412       106,479
                                                                              2009   0.954       1.206       104,100
                                                                              2008   1.303       0.954       111,049
                                                                              2007   1.344       1.303       135,135
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.889       0.878            --
                                                                              2008   1.215       0.889     1,248,695
                                                                              2007   1.167       1.215     1,430,548
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.916       1.970            --
                                                                              2015   1.994       1.916       585,375
                                                                              2014   1.937       1.994       755,585
                                                                              2013   1.829       1.937       528,870
                                                                              2012   1.650       1.829       765,329
                                                                              2011   1.607       1.650       832,055
                                                                              2010   1.450       1.607       878,473
                                                                              2009   1.080       1.450       908,592
                                                                              2008   1.352       1.080     1,059,184
                                                                              2007   1.292       1.352     1,032,931
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.969       2.149       496,540
                                                                              2015   2.333       1.969       555,525
                                                                              2014   2.548       2.333       636,421
                                                                              2013   2.739       2.548       394,703
                                                                              2012   2.353       2.739       483,936
                                                                              2011   2.955       2.353       612,691
                                                                              2010   2.441       2.955       858,693
                                                                              2009   1.475       2.441       962,584
                                                                              2008   3.231       1.475     1,080,107
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.874       0.829            --
                                                                              2008   1.556       0.874       253,977
                                                                              2007   1.420       1.556       361,931
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.612       1.688            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.165       2.295       168,434
                                                                              2015   2.116       2.165       231,555
                                                                              2014   1.902       2.116       314,554
                                                                              2013   1.448       1.902       435,739
                                                                              2012   1.303       1.448       596,463
                                                                              2011   1.327       1.303       690,825
                                                                              2010   1.204       1.327       775,742
                                                                              2009   1.032       1.204       831,630
                                                                              2008   1.680       1.032     1,177,251
                                                                              2007   1.674       1.680     1,244,354
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.196       1.276       378,446
                                                                              2015   1.246       1.196       457,318
                                                                              2014   1.211       1.246       695,928
                                                                              2013   0.955       1.211       527,593
                                                                              2012   0.836       0.955       876,123
                                                                              2011   0.980       0.836       883,065
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.198       1.540     1,109,820

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.294       1.198     1,261,559
                                                                               2014   1.299       1.294     1,485,829
                                                                               2013   1.001       1.299     2,029,328
                                                                               2012   0.867       1.001     2,599,347
                                                                               2011   0.973       0.867     3,112,104
                                                                               2010   0.828       0.973     3,525,183
                                                                               2009   0.669       0.828     4,044,024
                                                                               2008   0.974       0.669     5,169,643
                                                                               2007   1.025       0.974     5,831,154
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.839       1.785       604,043
                                                                               2015   1.912       1.839       629,656
                                                                               2014   2.098       1.912       731,003
                                                                               2013   1.797       2.098       881,159
                                                                               2012   1.572       1.797     1,519,887
                                                                               2011   1.798       1.572     1,846,593
                                                                               2010   1.649       1.798     2,295,120
                                                                               2009   1.280       1.649     2,528,677
                                                                               2008   2.268       1.280     3,009,570
                                                                               2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.646       1.781            --
                                                                               2012   1.592       1.646       273,622
                                                                               2011   1.714       1.592       355,317
                                                                               2010   1.420       1.714       448,517
                                                                               2009   1.057       1.420       489,974
                                                                               2008   1.678       1.057       501,327
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.034       1.119            --
                                                                               2012   1.003       1.034     2,902,562
                                                                               2011   1.081       1.003     3,074,157
                                                                               2010   0.899       1.081     2,967,256
                                                                               2009   0.671       0.899     2,853,449
                                                                               2008   1.111       0.671     3,150,125
                                                                               2007   1.258       1.111        39,850
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.329       1.305     1,781,402
                                                                               2015   1.306       1.329     1,976,960
                                                                               2014   1.306       1.306     2,721,052
                                                                               2013   1.049       1.306     3,384,683
                                                                               2012   0.884       1.049     4,267,761
                                                                               2011   0.986       0.884     5,151,814
                                                                               2010   0.869       0.986     5,732,407
                                                                               2009   0.634       0.869     6,219,643
                                                                               2008   1.090       0.634     7,061,297
                                                                               2007   1.047       1.090     7,520,103
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.327       1.366       929,697
                                                                               2015   1.396       1.327       973,202
                                                                               2014   1.381       1.396     1,146,530
                                                                               2013   1.550       1.381     1,549,309
                                                                               2012   1.448       1.550     2,209,238
                                                                               2011   1.326       1.448     2,432,598
                                                                               2010   1.254       1.326     2,298,571
                                                                               2009   1.082       1.254     2,049,303
                                                                               2008   1.183       1.082     2,291,751
                                                                               2007   1.121       1.183     2,044,905
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.459       1.465     2,591,505
                                                                               2015   1.489       1.459     2,932,348
                                                                               2014   1.460       1.489     3,548,098
                                                                               2013   1.520       1.460     4,541,635
                                                                               2012   1.421       1.520     5,700,431
                                                                               2011   1.406       1.421     6,642,169
                                                                               2010   1.328       1.406     5,467,350
                                                                               2009   1.195       1.328     5,132,705
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.999       2.007            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.040       1.999        91,236
                                                                          2014   1.874       2.040        93,626
                                                                          2013   1.438       1.874       101,130
                                                                          2012   1.328       1.438       114,990
                                                                          2011   1.421       1.328       105,861
                                                                          2010   1.249       1.421       125,257
                                                                          2009   1.029       1.249       152,179
                                                                          2008   1.565       1.029       175,789
                                                                          2007   1.522       1.565       190,834
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.154       1.272            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.630       1.668            --
                                                                          2015   1.687       1.630       984,535
                                                                          2014   1.647       1.687     1,337,691
                                                                          2013   1.656       1.647     1,494,060
                                                                          2012   1.516       1.656     1,702,513
                                                                          2011   1.494       1.516     1,791,204
                                                                          2010   1.360       1.494     1,881,342
                                                                          2009   1.043       1.360     1,866,228
                                                                          2008   1.194       1.043     1,740,511
                                                                          2007   1.143       1.194     1,915,583
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.806       1.885            --
                                                                          2012   1.645       1.806       569,156
                                                                          2011   2.043       1.645       543,400
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.350       1.533     2,098,217
                                                                          2015   1.430       1.350     2,258,749
                                                                          2014   1.289       1.430     3,021,340
                                                                          2013   0.984       1.289     3,979,979
                                                                          2012   0.852       0.984     4,676,693
                                                                          2011   0.906       0.852     5,485,937
                                                                          2010   0.791       0.906     6,124,371
                                                                          2009   0.682       0.791     6,409,257
                                                                          2008   1.093       0.682     7,175,990
                                                                          2007   1.074       1.093     8,122,047
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.008       2.282       169,160
                                                                          2015   2.125       2.008       265,393
                                                                          2014   1.954       2.125       362,386
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.287       1.300       588,924
                                                                          2015   1.307       1.287       610,737
                                                                          2014   1.246       1.307       726,346
                                                                          2013   1.283       1.246       914,756
                                                                          2012   1.218       1.283     1,254,342
                                                                          2011   1.167       1.218     1,313,910
                                                                          2010   1.100       1.167     1,354,018
                                                                          2009   1.026       1.100     1,502,400
                                                                          2008   1.085       1.026     1,400,323
                                                                          2007   1.043       1.085     1,694,437
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.725       1.691       209,787
                                                                          2015   1.658       1.725       254,005
                                                                          2014   1.554       1.658       428,123
                                                                          2013   1.183       1.554       555,793
                                                                          2012   1.056       1.183       644,729
                                                                          2011   1.184       1.056       785,759
                                                                          2010   1.010       1.184       813,279
                                                                          2009   0.804       1.010       848,124
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.910       0.894     3,454,376
                                                                          2015   0.930       0.910     4,430,818
                                                                          2014   0.949       0.930     4,363,690
                                                                          2013   0.969       0.949     7,439,267
                                                                          2012   0.990       0.969     7,890,296
                                                                          2011   1.011       0.990     8,183,980
                                                                          2010   1.032       1.011     7,562,774
                                                                          2009   1.050       1.032     6,572,679
                                                                          2008   1.042       1.050     9,643,105
                                                                          2007   1.013       1.042     7,014,620
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.752       0.783            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.391       0.752       624,771
                                                                                 2007   1.367       1.391       680,650
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.228       1.349            --
                                                                                 2012   1.084       1.228     1,028,667
                                                                                 2011   1.181       1.084     1,144,081
                                                                                 2010   1.054       1.181     1,297,641
                                                                                 2009   0.884       1.054     1,359,262
                                                                                 2008   1.480       0.884     1,463,110
                                                                                 2007   1.453       1.480     1,751,750
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.237       2.306       207,221
                                                                                 2015   2.223       2.237       232,107
                                                                                 2014   2.044       2.223       376,428
                                                                                 2013   1.574       2.044       472,630
                                                                                 2012   1.450       1.574       528,552
                                                                                 2011   1.528       1.450       550,229
                                                                                 2010   1.355       1.528       593,003
                                                                                 2009   0.927       1.355       639,579
                                                                                 2008   1.745       0.927       735,572
                                                                                 2007   1.480       1.745       823,668
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.590       1.666       459,291
                                                                                 2015   1.583       1.590       446,462
                                                                                 2014   1.462       1.583       495,093
                                                                                 2013   1.238       1.462       582,974
                                                                                 2012   1.125       1.238       768,340
                                                                                 2011   1.107       1.125       988,410
                                                                                 2010   1.031       1.107     1,034,867
                                                                                 2009   0.892       1.031     1,023,437
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.800       1.892       170,817
                                                                                 2015   1.795       1.800       102,659
                                                                                 2014   1.657       1.795       118,467
                                                                                 2013   1.266       1.657       186,344
                                                                                 2012   1.145       1.266       338,635
                                                                                 2011   1.219       1.145       393,605
                                                                                 2010   1.111       1.219       428,327
                                                                                 2009   0.860       1.111       358,814
                                                                                 2008   1.397       0.860       322,061
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.909       0.983            --
                                                                                 2010   0.802       0.909       418,229
                                                                                 2009   0.623       0.802       456,485
                                                                                 2008   1.068       0.623       275,521
                                                                                 2007   1.057       1.068       272,491
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.259       1.289       225,061
                                                                                 2015   1.293       1.259       747,674
                                                                                 2014   1.264       1.293       928,926
                                                                                 2013   1.238       1.264     1,462,485
                                                                                 2012   1.158       1.238     1,646,626
                                                                                 2011   1.145       1.158     1,682,518
                                                                                 2010   1.063       1.145     1,805,121
                                                                                 2009   0.900       1.063     1,583,269
                                                                                 2008   1.074       0.900       331,472
                                                                                 2007   1.039       1.074       102,739
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.272       1.322     1,153,992
                                                                                 2015   1.313       1.272     1,479,835
                                                                                 2014   1.278       1.313     2,025,688
                                                                                 2013   1.177       1.278       811,209
                                                                                 2012   1.078       1.177       800,012
                                                                                 2011   1.090       1.078       693,462
                                                                                 2010   0.998       1.090       829,779
                                                                                 2009   0.824       0.998       860,291
                                                                                 2008   1.073       0.824       830,766
                                                                                 2007   1.046       1.073       480,220
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.268       1.330     4,482,718

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.311       1.268     5,573,597
                                                                        2014   1.275       1.311     6,244,445
                                                                        2013   1.103       1.275     1,551,658
                                                                        2012   0.995       1.103     1,388,249
                                                                        2011   1.030       0.995     1,493,315
                                                                        2010   0.930       1.030     1,239,983
                                                                        2009   0.750       0.930     1,524,583
                                                                        2008   1.074       0.750     1,261,047
                                                                        2007   1.051       1.074       908,903
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.245       1.318     2,007,419
                                                                        2015   1.293       1.245     2,369,085
                                                                        2014   1.255       1.293     3,686,782
                                                                        2013   1.031       1.255       749,574
                                                                        2012   0.913       1.031       704,634
                                                                        2011   0.968       0.913       285,069
                                                                        2010   0.862       0.968       218,108
                                                                        2009   0.682       0.862       226,553
                                                                        2008   1.074       0.682        58,931
                                                                        2007   1.056       1.074       208,019
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.570       1.712       668,601
                                                                        2015   1.589       1.570       686,990
                                                                        2014   1.434       1.589     1,097,075
                                                                        2013   1.112       1.434     1,369,313
                                                                        2012   0.984       1.112     2,043,442
                                                                        2011   0.989       0.984     2,591,385
                                                                        2010   0.882       0.989     3,124,317
                                                                        2009   0.719       0.882     3,478,120
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.724       1.840     1,807,590
                                                                        2015   1.767       1.724     1,911,722
                                                                        2014   1.665       1.767     2,281,260
                                                                        2013   1.431       1.665     3,024,988
                                                                        2012   1.313       1.431     3,572,890
                                                                        2011   1.312       1.313     4,172,470
                                                                        2010   1.219       1.312     4,556,794
                                                                        2009   1.052       1.219     4,789,724
                                                                        2008   1.383       1.052     5,312,043
                                                                        2007   1.356       1.383     5,889,838
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   1.961       2.197       848,651
                                                                        2015   2.006       1.961       938,761
                                                                        2014   1.849       2.006     1,183,035
                                                                        2013   1.391       1.849     1,412,617
                                                                        2012   1.218       1.391       852,173
                                                                        2011   1.233       1.218       880,464
                                                                        2010   1.130       1.233       953,277
                                                                        2009   0.955       1.130       931,318
                                                                        2008   1.446       0.955     1,066,337
                                                                        2007   1.372       1.446     1,281,576
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   2.153       2.502        55,843
                                                                        2015   2.186       2.153        72,888
                                                                        2014   2.232       2.186       151,105
                                                                        2013   1.793       2.232       211,314
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.343       1.557       796,139
                                                                        2015   1.367       1.343       939,814
                                                                        2014   1.400       1.367     1,236,319
                                                                        2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.821       1.811       110,145
                                                                        2015   1.683       1.821       114,448
                                                                        2014   1.579       1.683       355,334
                                                                        2013   1.162       1.579       424,928
                                                                        2012   1.000       1.162       822,193
                                                                        2011   1.035       1.000       966,079
                                                                        2010   0.906       1.035     1,387,967
                                                                        2009   0.647       0.906     1,445,643
                                                                        2008   1.138       0.647     1,573,780
                                                                        2007   1.065       1.138       533,717
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.323       2.536       591,634

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.315       2.323       706,077
                                                                                   2014   2.217       2.315       845,770
                                                                                   2013   1.570       2.217     1,125,805
                                                                                   2012   1.384       1.570     1,553,187
                                                                                   2011   1.393       1.384     1,822,681
                                                                                   2010   1.056       1.393     2,374,998
                                                                                   2009   0.778       1.056     2,841,948
                                                                                   2008   1.188       0.778     2,729,993
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.136       1.177            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.140       1.132       294,938
                                                                                   2015   1.156       1.140       418,816
                                                                                   2014   1.147       1.156       399,613
                                                                                   2013   1.178       1.147       444,824
                                                                                   2012   1.162       1.178       606,463
                                                                                   2011   1.123       1.162       630,517
                                                                                   2010   1.082       1.123       633,229
                                                                                   2009   1.058       1.082       537,435
                                                                                   2008   1.082       1.058       545,933
                                                                                   2007   1.058       1.082       726,358
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.096       1.116            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.156       1.192            --
                                                                                   2008   1.126       1.156     5,225,270
                                                                                   2007   1.057       1.126     5,652,971
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.015       2.178            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.120       2.260            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.456       1.559        45,755
                                                                                   2013   1.253       1.456        75,465
                                                                                   2012   1.156       1.253        90,996
                                                                                   2011   1.180       1.156       120,337
                                                                                   2010   1.075       1.180       126,347
                                                                                   2009   0.894       1.075       118,647
                                                                                   2008   1.220       0.894       160,007
                                                                                   2007   1.124       1.220        60,495
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   1.006       0.974            --
                                                                                   2008   1.601       1.006     1,946,020
                                                                                   2007   1.674       1.601     2,089,455
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.815       0.834            --
                                                                                   2008   1.463       0.815        10,812
                                                                                   2007   1.329       1.463        16,196





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.812       2.769        47,770
                                                                  2015   2.686       2.812        48,054
                                                                  2014   2.683       2.686        48,495
                                                                  2013   2.122       2.683        47,383
                                                                  2012   1.769       2.122        49,522
                                                                  2011   1.984       1.769        50,120
                                                                  2010   1.814       1.984        53,938
                                                                  2009   1.302       1.814        54,218
                                                                  2008   2.160       1.302        71,213
                                                                  2007   1.922       2.160       105,741
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.475       2.652       189,698

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.366       2.475       191,220
                                                                                      2014   2.228       2.366       200,703
                                                                                      2013   1.750       2.228       212,123
                                                                                      2012   1.517       1.750       220,894
                                                                                      2011   1.619       1.517       241,206
                                                                                      2010   1.394       1.619       246,417
                                                                                      2009   1.021       1.394       248,258
                                                                                      2008   1.863       1.021       294,324
                                                                                      2007   1.694       1.863       304,898
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.147       2.343       166,955
                                                                                      2015   2.162       2.147       169,428
                                                                                      2014   1.997       2.162       170,385
                                                                                      2013   1.528       1.997       177,641
                                                                                      2012   1.329       1.528       182,392
                                                                                      2011   1.383       1.329       204,013
                                                                                      2010   1.268       1.383       209,725
                                                                                      2009   0.987       1.268       210,752
                                                                                      2008   1.623       0.987       217,900
                                                                                      2007   1.579       1.623       231,541
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.465       1.399            --
                                                                                      2007   1.397       1.465        16,711
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.276       1.203            --
                                                                                      2007   1.466       1.276        18,165
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.521       2.658         3,328
                                                                                      2015   2.565       2.521         3,505
                                                                                      2014   2.347       2.565         3,691
                                                                                      2013   1.831       2.347         3,869
                                                                                      2012   1.611       1.831         4,049
                                                                                      2011   1.693       1.611        27,919
                                                                                      2010   1.479       1.693         4,408
                                                                                      2009   1.116       1.479         4,580
                                                                                      2008   1.990       1.116        42,503
                                                                                      2007   1.733       1.990       109,129
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.338       2.349            --
                                                                                      2015   2.364       2.338            --
                                                                                      2014   2.183       2.364            --
                                                                                      2013   1.613       2.183            --
                                                                                      2012   1.348       1.613            --
                                                                                      2011   1.417       1.348            --
                                                                                      2010   1.227       1.417            --
                                                                                      2009   0.923       1.227            --
                                                                                      2008   1.608       0.923            --
                                                                                      2007   1.540       1.608            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.252       3.562        16,993
                                                                                      2015   3.378       3.252        17,499
                                                                                      2014   3.255       3.378        17,763
                                                                                      2013   2.447       3.255        25,663
                                                                                      2012   2.183       2.447        29,254
                                                                                      2011   2.502       2.183        33,890
                                                                                      2010   1.988       2.502        29,033
                                                                                      2009   1.454       1.988        58,125
                                                                                      2008   2.459       1.454        62,345
                                                                                      2007   2.179       2.459       119,781
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.544       3.218            --
                                                                                      2007   2.812       3.544        28,197
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.803       1.891        43,308
                                                                                      2015   1.970       1.803        44,516
                                                                                      2014   2.265       1.970        50,957
                                                                                      2013   1.882       2.265        57,853
                                                                                      2012   1.626       1.882        64,326
                                                                                      2011   1.859       1.626        69,229
                                                                                      2010   1.752       1.859        67,513
                                                                                      2009   1.306       1.752        68,376
                                                                                      2008   2.239       1.306       116,112
                                                                                      2007   1.982       2.239       117,549

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.545       1.564           --
                                                                                  2009   1.256       1.545           --
                                                                                  2008   1.809       1.256           --
                                                                                  2007   1.519       1.809           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.631       1.534           --
                                                                                  2007   1.524       1.631           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.912       2.043           --
                                                                                  2010   1.570       1.912           --
                                                                                  2009   1.023       1.570           --
                                                                                  2008   1.865       1.023          706
                                                                                  2007   1.566       1.865       63,021
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.797       2.770           --
                                                                                  2015   2.908       2.797           --
                                                                                  2014   2.468       2.908           --
                                                                                  2013   1.706       2.468           --
                                                                                  2012   1.468       1.706          358
                                                                                  2011   1.464       1.468          360
                                                                                  2010   1.197       1.464          362
                                                                                  2009   0.909       1.197          365
                                                                                  2008   1.558       0.909          368
                                                                                  2007   1.622       1.558          370
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.934       1.941           --
                                                                                  2013   1.495       1.934       17,931
                                                                                  2012   1.329       1.495       17,939
                                                                                  2011   1.447       1.329       17,948
                                                                                  2010   1.268       1.447       17,959
                                                                                  2009   1.002       1.268       17,971
                                                                                  2008   1.614       1.002       36,864
                                                                                  2007   1.691       1.614       25,033
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.209       2.373           --
                                                                                  2015   2.221       2.209           --
                                                                                  2014   2.045       2.221           --
                                                                                  2013   1.607       2.045           --
                                                                                  2012   1.416       1.607           --
                                                                                  2011   1.410       1.416           --
                                                                                  2010   1.279       1.410           --
                                                                                  2009   1.070       1.279           --
                                                                                  2008   1.547       1.070        8,246
                                                                                  2007   1.500       1.547           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.362       2.483        4,253
                                                                                  2015   2.198       2.362        4,485
                                                                                  2014   1.970       2.198           --
                                                                                  2013   1.460       1.970           --
                                                                                  2012   1.240       1.460        3,638
                                                                                  2011   1.275       1.240        3,641
                                                                                  2010   1.186       1.275        3,643
                                                                                  2009   0.851       1.186        3,646
                                                                                  2008   1.387       0.851        8,524
                                                                                  2007   1.390       1.387        7,050
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   2.182       2.413           --
                                                                                  2015   2.295       2.182           --
                                                                                  2014   2.099       2.295           --
                                                                                  2013   1.620       2.099           --
                                                                                  2012   1.421       1.620       13,589
                                                                                  2011   1.384       1.421           --
                                                                                  2010   1.291       1.384       12,957
                                                                                  2009   1.060       1.291       12,968
                                                                                  2008   1.682       1.060       12,981
                                                                                  2007   1.654       1.682       12,991
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   3.095       3.205           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2015   3.307       3.095            --
                                                                                2014   3.246       3.307            --
                                                                                2013   2.255       3.246            --
                                                                                2012   1.930       2.255            --
                                                                                2011   1.945       1.930            --
                                                                                2010   1.587       1.945            --
                                                                                2009   1.136       1.587            --
                                                                                2008   1.958       1.136            --
                                                                                2007   1.818       1.958            --
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.940       0.914            --
                                                                                2008   1.537       0.940        66,052
                                                                                2007   1.497       1.537        66,578
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.947       0.934            --
                                                                                2010   0.886       0.947            --
                                                                                2009   0.771       0.886            --
                                                                                2008   1.000       0.771            --
                                                                                2007   1.008       1.000            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.629       1.706            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.347       1.400            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.583       1.636            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.448       1.510            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.583       1.643            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.770       1.948            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.743       1.677            --
                                                                                2007   1.679       1.743           827
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.863       2.086        63,811
                                                                                2015   1.975       1.863        64,783
                                                                                2014   1.950       1.975        65,109
                                                                                2013   1.813       1.950        65,443
                                                                                2012   1.584       1.813       113,189
                                                                                2011   1.577       1.584        75,990
                                                                                2010   1.387       1.577        65,769
                                                                                2009   0.961       1.387        66,580
                                                                                2008   1.295       0.961       125,574
                                                                                2007   1.287       1.295       129,869
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.092       1.081           109
                                                                                2015   1.130       1.092           567
                                                                                2014   1.015       1.130        16,909
                                                                                2013   1.000       1.015        21,274
                                                                                2012   0.809       1.000        32,568
                                                                                2011   0.873       0.809        31,016
                                                                                2010   0.767       0.873        45,744
                                                                                2009   0.580       0.767        76,228
                                                                                2008   1.014       0.580        81,411
                                                                                2007   1.216       1.014        87,240
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.492       2.591            --
                                                                                2013   1.972       2.492        29,786
                                                                                2012   1.641       1.972        30,826
                                                                                2011   1.809       1.641        29,801
                                                                                2010   1.685       1.809        29,372
                                                                                2009   1.202       1.685        66,965
                                                                                2008   2.112       1.202        60,602
                                                                                2007   1.654       2.112        66,808
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.726       2.748         2,963
                                                                                2015   2.896       2.726         3,121
                                                                                2014   2.583       2.896         3,286
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   2.230       2.366           860

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.381       2.230           862
                                                                              2014   2.575       2.381           864
                                                                              2013   2.011       2.575           866
                                                                              2012   1.587       2.011         8,394
                                                                              2011   1.885       1.587        10,977
                                                                              2010   1.651       1.885           873
                                                                              2009   1.085       1.651           876
                                                                              2008   1.871       1.085        14,505
                                                                              2007   1.928       1.871        17,893
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.049       2.352        25,508
                                                                              2015   2.226       2.049        43,504
                                                                              2014   2.081       2.226        43,919
                                                                              2013   1.570       2.081        61,561
                                                                              2012   1.354       1.570        62,590
                                                                              2011   1.404       1.354        64,048
                                                                              2010   1.249       1.404        64,897
                                                                              2009   1.004       1.249        98,588
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.236       1.398        82,326
                                                                              2015   1.388       1.236        82,644
                                                                              2014   1.293       1.388        96,055
                                                                              2013   1.014       1.293        98,695
                                                                              2012   0.904       1.014       104,461
                                                                              2011   0.959       0.904       104,181
                                                                              2010   0.780       0.959       104,566
                                                                              2009   0.630       0.780       106,956
                                                                              2008   1.051       0.630       105,536
                                                                              2007   1.068       1.051       102,462
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.111       2.309            --
                                                                              2015   2.188       2.111            --
                                                                              2014   2.067       2.188            --
                                                                              2013   1.502       2.067            --
                                                                              2012   1.296       1.502            --
                                                                              2011   1.335       1.296            --
                                                                              2010   1.078       1.335            --
                                                                              2009   0.821       1.078            --
                                                                              2008   1.366       0.821            --
                                                                              2007   1.253       1.366            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.700       2.177            --
                                                                              2015   1.873       1.700            --
                                                                              2014   1.828       1.873            --
                                                                              2013   1.402       1.828            --
                                                                              2012   1.238       1.402            --
                                                                              2011   1.408       1.238            --
                                                                              2010   1.203       1.408            --
                                                                              2009   0.952       1.203            --
                                                                              2008   1.301       0.952            --
                                                                              2007   1.343       1.301            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.887       0.876            --
                                                                              2008   1.213       0.887            --
                                                                              2007   1.165       1.213            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.904       1.957            --
                                                                              2015   1.982       1.904        24,628
                                                                              2014   1.927       1.982        19,209
                                                                              2013   1.820       1.927        19,627
                                                                              2012   1.643       1.820        20,001
                                                                              2011   1.601       1.643        26,991
                                                                              2010   1.445       1.601        20,874
                                                                              2009   1.077       1.445        21,285
                                                                              2008   1.349       1.077        19,052
                                                                              2007   1.290       1.349        20,498
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.956       2.135        16,276
                                                                              2015   2.319       1.956        15,106
                                                                              2014   2.534       2.319        14,295
                                                                              2013   2.725       2.534            --
                                                                              2012   2.342       2.725            --
                                                                              2011   2.944       2.342            --
                                                                              2010   2.432       2.944            --
                                                                              2009   1.471       2.432            --
                                                                              2008   3.223       1.471            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.871       0.827            --
                                                                               2008   1.552       0.871        18,544
                                                                               2007   1.417       1.552        18,558
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.609       1.684            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.151       2.280         7,015
                                                                               2015   2.104       2.151         8,010
                                                                               2014   1.892       2.104        12,274
                                                                               2013   1.441       1.892        12,836
                                                                               2012   1.297       1.441        13,070
                                                                               2011   1.322       1.297        13,601
                                                                               2010   1.200       1.322        13,587
                                                                               2009   1.029       1.200        13,320
                                                                               2008   1.676       1.029        12,353
                                                                               2007   1.670       1.676        11,823
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.190       1.270            --
                                                                               2015   1.241       1.190            --
                                                                               2014   1.207       1.241            --
                                                                               2013   0.952       1.207            --
                                                                               2012   0.833       0.952            --
                                                                               2011   0.978       0.833            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.192       1.532       109,385
                                                                               2015   1.288       1.192       110,074
                                                                               2014   1.294       1.288       110,306
                                                                               2013   0.998       1.294       111,894
                                                                               2012   0.864       0.998       119,704
                                                                               2011   0.970       0.864       115,019
                                                                               2010   0.827       0.970       112,855
                                                                               2009   0.668       0.827       113,441
                                                                               2008   0.973       0.668       139,491
                                                                               2007   1.025       0.973       139,672
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.827       1.773        11,845
                                                                               2015   1.901       1.827        12,256
                                                                               2014   2.087       1.901        12,962
                                                                               2013   1.788       2.087        12,927
                                                                               2012   1.566       1.788        16,962
                                                                               2011   1.791       1.566        16,546
                                                                               2010   1.643       1.791        23,282
                                                                               2009   1.276       1.643        27,209
                                                                               2008   2.262       1.276        29,520
                                                                               2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.638       1.772            --
                                                                               2012   1.585       1.638           764
                                                                               2011   1.707       1.585           741
                                                                               2010   1.415       1.707           763
                                                                               2009   1.054       1.415           796
                                                                               2008   1.673       1.054           830
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.030       1.114            --
                                                                               2012   1.000       1.030        74,774
                                                                               2011   1.078       1.000        81,209
                                                                               2010   0.897       1.078        95,612
                                                                               2009   0.670       0.897       102,789
                                                                               2008   1.109       0.670       110,720
                                                                               2007   1.257       1.109         3,095
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.323       1.298        28,140
                                                                               2015   1.301       1.323        28,625
                                                                               2014   1.301       1.301        37,372
                                                                               2013   1.046       1.301        96,305
                                                                               2012   0.882       1.046       111,947
                                                                               2011   0.984       0.882        95,158
                                                                               2010   0.867       0.984        95,488
                                                                               2009   0.634       0.867       156,961
                                                                               2008   1.089       0.634       169,256
                                                                               2007   1.047       1.089       169,046
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.318       1.357        53,476

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.387       1.318        56,374
                                                                          2014   1.374       1.387        57,465
                                                                          2013   1.542       1.374        57,677
                                                                          2012   1.441       1.542        79,461
                                                                          2011   1.321       1.441        81,155
                                                                          2010   1.250       1.321        89,670
                                                                          2009   1.079       1.250        90,811
                                                                          2008   1.180       1.079        99,731
                                                                          2007   1.119       1.180       117,393
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.449       1.455       147,548
                                                                          2015   1.481       1.449       170,872
                                                                          2014   1.452       1.481       174,255
                                                                          2013   1.512       1.452       193,908
                                                                          2012   1.414       1.512       397,814
                                                                          2011   1.401       1.414       344,649
                                                                          2010   1.323       1.401       156,400
                                                                          2009   1.192       1.323       160,310
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.986       1.994            --
                                                                          2015   2.028       1.986            --
                                                                          2014   1.864       2.028            --
                                                                          2013   1.431       1.864            --
                                                                          2012   1.322       1.431            --
                                                                          2011   1.415       1.322            --
                                                                          2010   1.244       1.415            --
                                                                          2009   1.026       1.244            --
                                                                          2008   1.561       1.026         8,241
                                                                          2007   1.519       1.561            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.153       1.271            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.621       1.658            --
                                                                          2015   1.678       1.621         6,794
                                                                          2014   1.639       1.678            --
                                                                          2013   1.649       1.639            --
                                                                          2012   1.510       1.649        39,872
                                                                          2011   1.489       1.510        14,295
                                                                          2010   1.356       1.489            --
                                                                          2009   1.041       1.356            --
                                                                          2008   1.191       1.041        69,527
                                                                          2007   1.142       1.191        69,013
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.797       1.875            --
                                                                          2012   1.638       1.797            --
                                                                          2011   2.034       1.638            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.344       1.525        34,787
                                                                          2015   1.424       1.344        35,100
                                                                          2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.093       0.681        72,174
                                                                          2007   1.074       1.093        72,094
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.995       2.266        28,847
                                                                          2015   2.112       1.995        28,852
                                                                          2014   1.943       2.112        28,858
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.279       1.291         5,741
                                                                          2015   1.299       1.279         6,830
                                                                          2014   1.240       1.299         7,196
                                                                          2013   1.276       1.240         7,570
                                                                          2012   1.213       1.276         8,092
                                                                          2011   1.163       1.213         8,908
                                                                          2010   1.097       1.163         9,758
                                                                          2009   1.023       1.097        10,664
                                                                          2008   1.083       1.023        20,128
                                                                          2007   1.041       1.083        22,971
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.714       1.679        19,266

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.648       1.714        19,691
                                                                                 2014   1.546       1.648        20,125
                                                                                 2013   1.177       1.546        28,842
                                                                                 2012   1.051       1.177        52,847
                                                                                 2011   1.180       1.051        39,201
                                                                                 2010   1.006       1.180        31,618
                                                                                 2009   0.802       1.006        32,049
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.904       0.888       352,572
                                                                                 2015   0.924       0.904       383,700
                                                                                 2014   0.944       0.924       391,009
                                                                                 2013   0.965       0.944       493,586
                                                                                 2012   0.986       0.965       270,151
                                                                                 2011   1.007       0.986       516,572
                                                                                 2010   1.029       1.007       818,186
                                                                                 2009   1.047       1.029       817,087
                                                                                 2008   1.040       1.047        36,968
                                                                                 2007   1.011       1.040       149,267
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.749       0.781            --
                                                                                 2008   1.388       0.749         9,381
                                                                                 2007   1.364       1.388         9,392
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.222       1.342            --
                                                                                 2012   1.079       1.222           945
                                                                                 2011   1.176       1.079           947
                                                                                 2010   1.050       1.176           950
                                                                                 2009   0.882       1.050           954
                                                                                 2008   1.477       0.882        35,230
                                                                                 2007   1.450       1.477        43,749
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.223       2.291            --
                                                                                 2015   2.210       2.223            --
                                                                                 2014   2.033       2.210            --
                                                                                 2013   1.566       2.033         2,485
                                                                                 2012   1.443       1.566         6,744
                                                                                 2011   1.522       1.443         2,514
                                                                                 2010   1.350       1.522         2,531
                                                                                 2009   0.925       1.350         2,549
                                                                                 2008   1.741       0.925         2,568
                                                                                 2007   1.478       1.741         2,584
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.581       1.655            --
                                                                                 2015   1.574       1.581            --
                                                                                 2014   1.455       1.574            --
                                                                                 2013   1.233       1.455            --
                                                                                 2012   1.121       1.233            --
                                                                                 2011   1.103       1.121            --
                                                                                 2010   1.028       1.103            --
                                                                                 2009   0.889       1.028            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.788       1.879         4,480
                                                                                 2015   1.784       1.788         4,719
                                                                                 2014   1.648       1.784         4,968
                                                                                 2013   1.259       1.648         5,209
                                                                                 2012   1.140       1.259        11,652
                                                                                 2011   1.214       1.140        11,893
                                                                                 2010   1.107       1.214        12,151
                                                                                 2009   0.857       1.107        12,391
                                                                                 2008   1.394       0.857        16,688
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.907       0.981            --
                                                                                 2010   0.801       0.907            --
                                                                                 2009   0.622       0.801            --
                                                                                 2008   1.068       0.622            --
                                                                                 2007   1.056       1.068            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.253       1.282            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.288       1.253            --
                                                                     2014   1.259       1.288            --
                                                                     2013   1.234       1.259            --
                                                                     2012   1.155       1.234            --
                                                                     2011   1.143       1.155            --
                                                                     2010   1.061       1.143            --
                                                                     2009   0.899       1.061            --
                                                                     2008   1.073       0.899            --
                                                                     2007   1.039       1.073            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.266       1.315            --
                                                                     2015   1.308       1.266        48,669
                                                                     2014   1.273       1.308       118,406
                                                                     2013   1.173       1.273            --
                                                                     2012   1.075       1.173            --
                                                                     2011   1.087       1.075            --
                                                                     2010   0.996       1.087            --
                                                                     2009   0.823       0.996            --
                                                                     2008   1.072       0.823            --
                                                                     2007   1.045       1.072            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.262       1.322        96,781
                                                                     2015   1.306       1.262        99,456
                                                                     2014   1.270       1.306       168,245
                                                                     2013   1.100       1.270            --
                                                                     2012   0.992       1.100            --
                                                                     2011   1.028       0.992            --
                                                                     2010   0.928       1.028            --
                                                                     2009   0.749       0.928            --
                                                                     2008   1.073       0.749            --
                                                                     2007   1.051       1.073            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.239       1.311       509,955
                                                                     2015   1.288       1.239       511,931
                                                                     2014   1.250       1.288       651,149
                                                                     2013   1.027       1.250            --
                                                                     2012   0.910       1.027            --
                                                                     2011   0.966       0.910            --
                                                                     2010   0.861       0.966            --
                                                                     2009   0.681       0.861            --
                                                                     2008   1.073       0.681            --
                                                                     2007   1.055       1.073            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.562       1.702        16,689
                                                                     2015   1.581       1.562        16,689
                                                                     2014   1.428       1.581        16,689
                                                                     2013   1.108       1.428        34,598
                                                                     2012   0.981       1.108        51,683
                                                                     2011   0.986       0.981        56,684
                                                                     2010   0.880       0.986        56,735
                                                                     2009   0.718       0.880        73,571
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.713       1.827         5,066
                                                                     2015   1.757       1.713         4,965
                                                                     2014   1.656       1.757        15,469
                                                                     2013   1.424       1.656        15,673
                                                                     2012   1.307       1.424        34,195
                                                                     2011   1.307       1.307        33,961
                                                                     2010   1.215       1.307        34,319
                                                                     2009   1.049       1.215        34,027
                                                                     2008   1.379       1.049        39,367
                                                                     2007   1.353       1.379        40,071
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   1.950       2.183           802
                                                                     2015   1.995       1.950           804
                                                                     2014   1.840       1.995         5,315
                                                                     2013   1.385       1.840        65,678
                                                                     2012   1.213       1.385        64,563
                                                                     2011   1.229       1.213        67,029
                                                                     2010   1.127       1.229        66,294
                                                                     2009   0.953       1.127        62,233
                                                                     2008   1.443       0.953        66,855
                                                                     2007   1.370       1.443        67,056
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.139       2.485            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.173       2.139            --
                                                                                   2014   2.220       2.173            --
                                                                                   2013   1.784       2.220           822
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.336       1.548        21,685
                                                                                   2015   1.360       1.336        55,352
                                                                                   2014   1.394       1.360        57,999
                                                                                   2013   1.122       1.394        60,534
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.812       1.801            --
                                                                                   2015   1.676       1.812            --
                                                                                   2014   1.573       1.676            --
                                                                                   2013   1.158       1.573            --
                                                                                   2012   0.997       1.158         7,319
                                                                                   2011   1.033       0.997         7,360
                                                                                   2010   0.904       1.033         7,536
                                                                                   2009   0.646       0.904        16,172
                                                                                   2008   1.137       0.646        14,189
                                                                                   2007   1.065       1.137            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.309       2.519           552
                                                                                   2015   2.302       2.309           547
                                                                                   2014   2.205       2.302           576
                                                                                   2013   1.563       2.205         5,814
                                                                                   2012   1.378       1.563        23,493
                                                                                   2011   1.388       1.378        23,932
                                                                                   2010   1.053       1.388        25,650
                                                                                   2009   0.776       1.053        25,769
                                                                                   2008   1.185       0.776        25,873
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.134       1.175            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.133       1.125        22,454
                                                                                   2015   1.150       1.133        23,650
                                                                                   2014   1.141       1.150        24,902
                                                                                   2013   1.173       1.141        26,108
                                                                                   2012   1.157       1.173        27,323
                                                                                   2011   1.119       1.157        28,495
                                                                                   2010   1.079       1.119        29,746
                                                                                   2009   1.055       1.079        30,907
                                                                                   2008   1.080       1.055        36,576
                                                                                   2007   1.056       1.080        32,850
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.094       1.114            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.152       1.188            --
                                                                                   2008   1.123       1.152       243,442
                                                                                   2007   1.055       1.123       252,025
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.011       2.174            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.116       2.255            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.449       1.550            --
                                                                                   2013   1.247       1.449            --
                                                                                   2012   1.151       1.247            --
                                                                                   2011   1.177       1.151            --
                                                                                   2010   1.072       1.177            --
                                                                                   2009   0.892       1.072            --
                                                                                   2008   1.218       0.892            --
                                                                                   2007   1.122       1.218            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   1.003       0.971            --
                                                                                   2008   1.597       1.003       127,630
                                                                                   2007   1.671       1.597       126,489
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.813       0.832            --
                                                                                   2008   1.459       0.813            --
                                                                                   2007   1.326       1.459            --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2016   2.564       2.524       163,400
                                                                                      2015   2.451       2.564       217,456
                                                                                      2014   2.449       2.451       464,356
                                                                                      2013   1.938       2.449       649,146
                                                                                      2012   1.617       1.938       690,699
                                                                                      2011   1.814       1.617       797,771
                                                                                      2010   1.659       1.814       924,544
                                                                                      2009   1.192       1.659     1,044,018
                                                                                      2008   1.978       1.192     1,141,028
                                                                                      2007   1.761       1.978     1,150,538
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2016   2.260       2.420     1,014,901
                                                                                      2015   2.162       2.260     1,173,505
                                                                                      2014   2.037       2.162     1,807,670
                                                                                      2013   1.600       2.037     2,384,674
                                                                                      2012   1.388       1.600     2,716,642
                                                                                      2011   1.482       1.388     2,970,575
                                                                                      2010   1.276       1.482     3,446,041
                                                                                      2009   0.936       1.276     3,909,891
                                                                                      2008   1.708       0.936     4,043,683
                                                                                      2007   1.554       1.708     3,978,956
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   1.960       2.138       958,403
                                                                                      2015   1.975       1.960     1,083,336
                                                                                      2014   1.825       1.975     1,602,810
                                                                                      2013   1.397       1.825     2,413,083
                                                                                      2012   1.216       1.397     2,701,226
                                                                                      2011   1.266       1.216     3,094,800
                                                                                      2010   1.161       1.266     3,467,359
                                                                                      2009   0.905       1.161     3,592,504
                                                                                      2008   1.488       0.905     3,719,738
                                                                                      2007   1.448       1.488     3,973,463
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.364       1.303            --
                                                                                      2007   1.302       1.364       314,653
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.181       1.113            --
                                                                                      2007   1.358       1.181       716,957
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.356       2.483       541,604
                                                                                      2015   2.399       2.356       587,956
                                                                                      2014   2.196       2.399       782,093
                                                                                      2013   1.714       2.196     1,003,752
                                                                                      2012   1.509       1.714     1,127,745
                                                                                      2011   1.587       1.509     1,198,636
                                                                                      2010   1.387       1.587     1,284,388
                                                                                      2009   1.047       1.387     1,399,567
                                                                                      2008   1.867       1.047     1,583,569
                                                                                      2007   1.628       1.867     1,646,796
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.154       2.164            --
                                                                                      2015   2.180       2.154         1,300
                                                                                      2014   2.014       2.180         3,048
                                                                                      2013   1.489       2.014         3,371
                                                                                      2012   1.245       1.489         3,656
                                                                                      2011   1.309       1.245         3,889
                                                                                      2010   1.134       1.309         4,158
                                                                                      2009   0.854       1.134         4,438
                                                                                      2008   1.488       0.854         4,433
                                                                                      2007   1.426       1.488         4,011
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.915       3.192       233,239
                                                                                      2015   3.029       2.915       263,621
                                                                                      2014   2.920       3.029       492,440
                                                                                      2013   2.197       2.920       639,701
                                                                                      2012   1.961       2.197       749,249
                                                                                      2011   2.248       1.961       785,623
                                                                                      2010   1.788       2.248       797,891
                                                                                      2009   1.308       1.788       950,303
                                                                                      2008   2.213       1.308       980,802
                                                                                      2007   1.962       2.213       963,717
Franklin Templeton Variable Insurance Products Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.187       2.894            --
                                                                                  2007   2.530       3.187       506,025
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2016   1.634       1.713       479,912
                                                                                  2015   1.786       1.634       519,557
                                                                                  2014   2.054       1.786       679,678
                                                                                  2013   1.708       2.054       810,535
                                                                                  2012   1.477       1.708       892,122
                                                                                  2011   1.689       1.477       974,513
                                                                                  2010   1.593       1.689     1,045,008
                                                                                  2009   1.188       1.593     1,143,831
                                                                                  2008   2.037       1.188     1,222,137
                                                                                  2007   1.804       2.037     1,379,337
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.442       1.459            --
                                                                                  2009   1.173       1.442            --
                                                                                  2008   1.690       1.173            --
                                                                                  2007   1.419       1.690            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.493       1.403            --
                                                                                  2007   1.395       1.493            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.708       1.824            --
                                                                                  2010   1.403       1.708        84,656
                                                                                  2009   0.914       1.403       110,409
                                                                                  2008   1.668       0.914       136,456
                                                                                  2007   1.402       1.668       127,557
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.529       2.504       133,913
                                                                                  2015   2.631       2.529       178,495
                                                                                  2014   2.234       2.631       234,058
                                                                                  2013   1.545       2.234       333,666
                                                                                  2012   1.331       1.545       352,281
                                                                                  2011   1.328       1.331       390,711
                                                                                  2010   1.086       1.328       459,942
                                                                                  2009   0.825       1.086       493,226
                                                                                  2008   1.415       0.825       503,618
                                                                                  2007   1.473       1.415       595,221
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.743       1.749            --
                                                                                  2013   1.348       1.743       272,027
                                                                                  2012   1.199       1.348       180,451
                                                                                  2011   1.306       1.199       204,240
                                                                                  2010   1.145       1.306       243,750
                                                                                  2009   0.905       1.145       240,105
                                                                                  2008   1.459       0.905       244,917
                                                                                  2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.022       2.171            --
                                                                                  2015   2.034       2.022            --
                                                                                  2014   1.873       2.034        18,925
                                                                                  2013   1.473       1.873        27,110
                                                                                  2012   1.299       1.473        48,085
                                                                                  2011   1.294       1.299        54,407
                                                                                  2010   1.175       1.294        63,454
                                                                                  2009   0.983       1.175        63,235
                                                                                  2008   1.422       0.983        73,109
                                                                                  2007   1.379       1.422        71,124
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.129       2.236        13,666
                                                                                  2015   1.982       2.129        37,228
                                                                                  2014   1.777       1.982        83,689
                                                                                  2013   1.318       1.777       158,022
                                                                                  2012   1.120       1.318       169,862
                                                                                  2011   1.152       1.120       200,841
                                                                                  2010   1.072       1.152       206,203
                                                                                  2009   0.770       1.072       207,644
                                                                                  2008   1.255       0.770       212,178
                                                                                  2007   1.259       1.255       219,027
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   1.944       2.149         7,373

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.046       1.944        23,673
                                                                                 2014   1.872       2.046        52,277
                                                                                 2013   1.446       1.872       113,949
                                                                                 2012   1.269       1.446       126,729
                                                                                 2011   1.236       1.269       135,740
                                                                                 2010   1.154       1.236       141,934
                                                                                 2009   0.948       1.154       145,454
                                                                                 2008   1.505       0.948       146,376
                                                                                 2007   1.481       1.505       148,189
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   2.754       2.851        29,846
                                                                                 2015   2.944       2.754        32,727
                                                                                 2014   2.892       2.944        95,892
                                                                                 2013   2.010       2.892       148,790
                                                                                 2012   1.721       2.010       173,988
                                                                                 2011   1.735       1.721       205,303
                                                                                 2010   1.417       1.735       204,100
                                                                                 2009   1.014       1.417       229,767
                                                                                 2008   1.749       1.014       252,875
                                                                                 2007   1.626       1.749       261,933
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.874       0.849            --
                                                                                 2008   1.429       0.874       838,597
                                                                                 2007   1.393       1.429       848,805
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931            --
                                                                                 2010   0.884       0.944       581,580
                                                                                 2009   0.769       0.884       480,109
                                                                                 2008   0.998       0.769       467,154
                                                                                 2007   1.006       0.998       513,791
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.473       1.543            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.219       1.267            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.439       1.487            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.332       1.388            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.472       1.527            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.640       1.804            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.599       1.538            --
                                                                                 2007   1.541       1.599       104,866
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.793       2.007        71,473
                                                                                 2015   1.902       1.793        77,311
                                                                                 2014   1.878       1.902       252,256
                                                                                 2013   1.747       1.878       368,255
                                                                                 2012   1.528       1.747       404,634
                                                                                 2011   1.522       1.528       420,297
                                                                                 2010   1.339       1.522       367,542
                                                                                 2009   0.929       1.339       493,560
                                                                                 2008   1.251       0.929       619,979
                                                                                 2007   1.244       1.251       818,690
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.087       1.075       175,784
                                                                                 2015   1.125       1.087       202,806
                                                                                 2014   1.012       1.125       403,380
                                                                                 2013   0.997       1.012       582,588
                                                                                 2012   0.807       0.997       613,356
                                                                                 2011   0.871       0.807       687,124
                                                                                 2010   0.765       0.871       788,405
                                                                                 2009   0.579       0.765       905,831
                                                                                 2008   1.013       0.579       954,582
                                                                                 2007   1.215       1.013       874,392
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   2.321       2.413            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.838       2.321       468,240
                                                                            2012   1.530       1.838       554,192
                                                                            2011   1.687       1.530       749,805
                                                                            2010   1.572       1.687       776,075
                                                                            2009   1.122       1.572       862,979
                                                                            2008   1.973       1.122       922,485
                                                                            2007   1.546       1.973       927,984
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.537       2.555       193,062
                                                                            2015   2.696       2.537       246,225
                                                                            2014   2.405       2.696       359,176
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   2.051       2.175        78,292
                                                                            2015   2.191       2.051       106,431
                                                                            2014   2.370       2.191       170,166
                                                                            2013   1.852       2.370       197,978
                                                                            2012   1.463       1.852       215,044
                                                                            2011   1.738       1.463       215,166
                                                                            2010   1.523       1.738       250,592
                                                                            2009   1.002       1.523       312,495
                                                                            2008   1.727       1.002       361,162
                                                                            2007   1.781       1.727       348,947
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.843       2.115       497,769
                                                                            2015   2.004       1.843       590,810
                                                                            2014   1.874       2.004       753,109
                                                                            2013   1.415       1.874       434,350
                                                                            2012   1.220       1.415       586,063
                                                                            2011   1.266       1.220       619,158
                                                                            2010   1.127       1.266       640,434
                                                                            2009   0.906       1.127       829,741
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.230       1.390       263,783
                                                                            2015   1.382       1.230       256,971
                                                                            2014   1.288       1.382       610,432
                                                                            2013   1.011       1.288       830,149
                                                                            2012   0.901       1.011       899,878
                                                                            2011   0.956       0.901     1,026,784
                                                                            2010   0.779       0.956     1,071,669
                                                                            2009   0.629       0.779     1,401,084
                                                                            2008   1.051       0.629     1,360,483
                                                                            2007   1.068       1.051     1,512,748
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.100       2.295        47,828
                                                                            2015   2.178       2.100        48,859
                                                                            2014   2.058       2.178        58,518
                                                                            2013   1.497       2.058        76,592
                                                                            2012   1.291       1.497        70,465
                                                                            2011   1.331       1.291        71,035
                                                                            2010   1.076       1.331        49,225
                                                                            2009   0.820       1.076        57,435
                                                                            2008   1.365       0.820        70,163
                                                                            2007   1.252       1.365        48,471
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.691       2.164        13,420
                                                                            2015   1.864       1.691        14,401
                                                                            2014   1.820       1.864        30,270
                                                                            2013   1.396       1.820        51,016
                                                                            2012   1.234       1.396        45,542
                                                                            2011   1.404       1.234        39,649
                                                                            2010   1.201       1.404        68,812
                                                                            2009   0.951       1.201        43,078
                                                                            2008   1.300       0.951        56,727
                                                                            2007   1.342       1.300        23,148
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.885       0.874            --
                                                                            2008   1.210       0.885       465,448
                                                                            2007   1.164       1.210       468,129
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.801       1.852            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.876       1.801       164,971
                                                                               2014   1.825       1.876       214,165
                                                                               2013   1.724       1.825       210,599
                                                                               2012   1.558       1.724       163,346
                                                                               2011   1.519       1.558       171,336
                                                                               2010   1.372       1.519       170,851
                                                                               2009   1.023       1.372       186,401
                                                                               2008   1.281       1.023       146,992
                                                                               2007   1.226       1.281       150,330
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   1.752       1.911       474,837
                                                                               2015   2.078       1.752       524,844
                                                                               2014   2.272       2.078       759,164
                                                                               2013   2.445       2.272       398,185
                                                                               2012   2.102       2.445       359,674
                                                                               2011   2.643       2.102       377,152
                                                                               2010   2.185       2.643       389,471
                                                                               2009   1.322       2.185       430,807
                                                                               2008   2.898       1.322       448,281
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.820       0.778            --
                                                                               2008   1.462       0.820       131,271
                                                                               2007   1.335       1.462       145,757
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.507       1.577            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.005       2.124        72,339
                                                                               2015   1.962       2.005        83,887
                                                                               2014   1.765       1.962       185,107
                                                                               2013   1.345       1.765       272,938
                                                                               2012   1.211       1.345       262,350
                                                                               2011   1.236       1.211       331,624
                                                                               2010   1.122       1.236       411,768
                                                                               2009   0.962       1.122       447,645
                                                                               2008   1.569       0.962       441,675
                                                                               2007   1.563       1.569       412,214
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.184       1.263         4,559
                                                                               2015   1.236       1.184         7,002
                                                                               2014   1.202       1.236       131,419
                                                                               2013   0.949       1.202       327,249
                                                                               2012   0.831       0.949       444,424
                                                                               2011   0.975       0.831       452,213
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.187       1.524       179,074
                                                                               2015   1.282       1.187       235,259
                                                                               2014   1.289       1.282       757,076
                                                                               2013   0.995       1.289     1,121,851
                                                                               2012   0.862       0.995     1,367,859
                                                                               2011   0.968       0.862     1,433,184
                                                                               2010   0.825       0.968     1,501,589
                                                                               2009   0.667       0.825     1,778,406
                                                                               2008   0.972       0.667     1,745,181
                                                                               2007   1.025       0.972     1,890,953
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.665       1.614       246,198
                                                                               2015   1.732       1.665       306,907
                                                                               2014   1.903       1.732       341,181
                                                                               2013   1.631       1.903       375,954
                                                                               2012   1.429       1.631       423,883
                                                                               2011   1.636       1.429       514,171
                                                                               2010   1.501       1.636       542,075
                                                                               2009   1.166       1.501       554,678
                                                                               2008   2.069       1.166       586,996
                                                                               2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.499       1.621            --
                                                                               2012   1.451       1.499        61,869
                                                                               2011   1.564       1.451        63,174
                                                                               2010   1.297       1.564        67,963
                                                                               2009   0.967       1.297        85,165
                                                                               2008   1.535       0.967        93,830
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.026       1.110            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.996       1.026       473,681
                                                                          2011   1.075       0.996       505,149
                                                                          2010   0.895       1.075       463,499
                                                                          2009   0.669       0.895       398,822
                                                                          2008   1.108       0.669       378,102
                                                                          2007   1.255       1.108        17,040
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.317       1.291     1,801,133
                                                                          2015   1.295       1.317     1,972,799
                                                                          2014   1.296       1.295     2,468,409
                                                                          2013   1.042       1.296     3,007,046
                                                                          2012   0.879       1.042     3,633,207
                                                                          2011   0.981       0.879     3,846,523
                                                                          2010   0.865       0.981     4,047,274
                                                                          2009   0.633       0.865     4,693,468
                                                                          2008   1.088       0.633     4,903,552
                                                                          2007   1.047       1.088     5,301,266
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.247       1.283       213,667
                                                                          2015   1.313       1.247       248,015
                                                                          2014   1.301       1.313       810,336
                                                                          2013   1.461       1.301       771,143
                                                                          2012   1.367       1.461     1,013,468
                                                                          2011   1.253       1.367     1,151,093
                                                                          2010   1.186       1.253     1,238,422
                                                                          2009   1.024       1.186     1,265,695
                                                                          2008   1.121       1.024     1,195,507
                                                                          2007   1.063       1.121     1,338,887
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.407       1.413     1,542,068
                                                                          2015   1.439       1.407     1,712,340
                                                                          2014   1.411       1.439     2,841,353
                                                                          2013   1.471       1.411     3,776,771
                                                                          2012   1.376       1.471     3,883,138
                                                                          2011   1.364       1.376     4,148,350
                                                                          2010   1.289       1.364     2,490,762
                                                                          2009   1.161       1.289     2,713,340
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.872       1.880            --
                                                                          2015   1.913       1.872            --
                                                                          2014   1.759       1.913        12,569
                                                                          2013   1.351       1.759        25,431
                                                                          2012   1.249       1.351        25,650
                                                                          2011   1.338       1.249        25,596
                                                                          2010   1.177       1.338        25,589
                                                                          2009   0.971       1.177        27,163
                                                                          2008   1.478       0.971        26,870
                                                                          2007   1.439       1.478        26,917
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.152       1.270            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.611       1.649            --
                                                                          2015   1.669       1.611       184,095
                                                                          2014   1.631       1.669       388,328
                                                                          2013   1.642       1.631       458,212
                                                                          2012   1.504       1.642       478,491
                                                                          2011   1.484       1.504       482,061
                                                                          2010   1.352       1.484       520,864
                                                                          2009   1.038       1.352       679,018
                                                                          2008   1.189       1.038       774,968
                                                                          2007   1.140       1.189       988,568
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.604       1.673            --
                                                                          2012   1.463       1.604        61,352
                                                                          2011   1.817       1.463        42,051
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.337       1.517       626,924
                                                                          2015   1.418       1.337       698,603
                                                                          2014   1.279       1.418     1,171,083
                                                                          2013   0.978       1.279     1,476,445
                                                                          2012   0.847       0.978     1,661,874
                                                                          2011   0.902       0.847     1,844,292
                                                                          2010   0.788       0.902     2,043,400
                                                                          2009   0.681       0.788     2,318,149
                                                                          2008   1.092       0.681     2,720,214
                                                                          2007   1.073       1.092     2,916,660

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.796       2.040        30,644
                                                                                 2015   1.903       1.796        35,892
                                                                                 2014   1.751       1.903       107,878
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.244       1.255        27,151
                                                                                 2015   1.264       1.244        61,996
                                                                                 2014   1.207       1.264       166,391
                                                                                 2013   1.243       1.207       306,651
                                                                                 2012   1.182       1.243       280,725
                                                                                 2011   1.134       1.182       352,335
                                                                                 2010   1.070       1.134       390,685
                                                                                 2009   0.999       1.070       559,412
                                                                                 2008   1.057       0.999       468,495
                                                                                 2007   1.017       1.057       614,197
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.621       1.587        65,269
                                                                                 2015   1.559       1.621        90,383
                                                                                 2014   1.463       1.559       208,962
                                                                                 2013   1.115       1.463       325,831
                                                                                 2012   0.996       1.115       377,758
                                                                                 2011   1.118       0.996       424,725
                                                                                 2010   0.954       1.118       431,532
                                                                                 2009   0.761       0.954       475,973
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.901       0.884     3,269,265
                                                                                 2015   0.921       0.901     3,761,731
                                                                                 2014   0.941       0.921     4,768,675
                                                                                 2013   0.962       0.941     4,784,533
                                                                                 2012   0.984       0.962     5,447,560
                                                                                 2011   1.005       0.984     5,574,947
                                                                                 2010   1.028       1.005     5,758,011
                                                                                 2009   1.046       1.028     7,628,176
                                                                                 2008   1.040       1.046     7,012,301
                                                                                 2007   1.012       1.040     4,380,223
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.711       0.741            --
                                                                                 2008   1.317       0.711       343,411
                                                                                 2007   1.296       1.317       276,408
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.130       1.241            --
                                                                                 2012   0.999       1.130       717,294
                                                                                 2011   1.089       0.999       786,607
                                                                                 2010   0.973       1.089       829,482
                                                                                 2009   0.817       0.973       880,256
                                                                                 2008   1.369       0.817       931,125
                                                                                 2007   1.345       1.369     1,020,680
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.008       2.069        28,556
                                                                                 2015   1.998       2.008        52,281
                                                                                 2014   1.839       1.998       175,775
                                                                                 2013   1.417       1.839       229,575
                                                                                 2012   1.307       1.417       239,819
                                                                                 2011   1.379       1.307       220,475
                                                                                 2010   1.224       1.379       238,600
                                                                                 2009   0.838       1.224       252,987
                                                                                 2008   1.580       0.838       284,819
                                                                                 2007   1.341       1.580       223,289
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.571       1.645        86,346
                                                                                 2015   1.566       1.571       144,717
                                                                                 2014   1.448       1.566       181,664
                                                                                 2013   1.227       1.448       361,342
                                                                                 2012   1.117       1.227       350,182
                                                                                 2011   1.100       1.117       353,357
                                                                                 2010   1.025       1.100       476,141
                                                                                 2009   0.887       1.025       471,185
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.659       1.742        15,364

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2015   1.656       1.659         27,798
                                                                       2014   1.530       1.656        173,766
                                                                       2013   1.170       1.530        274,885
                                                                       2012   1.060       1.170        240,600
                                                                       2011   1.129       1.060        304,655
                                                                       2010   1.030       1.129        300,993
                                                                       2009   0.798       1.030        421,963
                                                                       2008   1.298       0.798        386,755
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978             --
                                                                       2010   0.799       0.905        523,582
                                                                       2009   0.621       0.799        465,327
                                                                       2008   1.067       0.621        482,672
                                                                       2007   1.056       1.067        526,314
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.247       1.275        690,878
                                                                       2015   1.282       1.247        644,224
                                                                       2014   1.254       1.282        671,007
                                                                       2013   1.230       1.254        762,184
                                                                       2012   1.151       1.230        752,126
                                                                       2011   1.140       1.151        764,076
                                                                       2010   1.059       1.140        621,182
                                                                       2009   0.898       1.059        722,607
                                                                       2008   1.072       0.898        578,047
                                                                       2007   1.038       1.072        152,633
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.260       1.308        138,855
                                                                       2015   1.302       1.260        181,999
                                                                       2014   1.268       1.302        522,655
                                                                       2013   1.169       1.268        597,979
                                                                       2012   1.072       1.169        751,400
                                                                       2011   1.085       1.072        741,163
                                                                       2010   0.994       1.085        628,820
                                                                       2009   0.822       0.994        317,946
                                                                       2008   1.071       0.822        164,694
                                                                       2007   1.045       1.071        420,572
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.255       1.315     21,483,983
                                                                       2015   1.300       1.255     23,745,286
                                                                       2014   1.265       1.300     25,102,270
                                                                       2013   1.096       1.265      1,963,839
                                                                       2012   0.989       1.096      2,016,439
                                                                       2011   1.025       0.989      2,026,546
                                                                       2010   0.926       1.025      2,048,328
                                                                       2009   0.748       0.926      2,123,102
                                                                       2008   1.072       0.748      2,600,791
                                                                       2007   1.050       1.072      3,361,865
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.233       1.304     57,771,450
                                                                       2015   1.282       1.233     62,291,586
                                                                       2014   1.245       1.282     64,658,583
                                                                       2013   1.024       1.245        396,512
                                                                       2012   0.907       1.024        504,854
                                                                       2011   0.964       0.907        933,091
                                                                       2010   0.859       0.964      1,284,074
                                                                       2009   0.680       0.859      1,347,042
                                                                       2008   1.072       0.680      1,111,255
                                                                       2007   1.055       1.072      1,477,379
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2016   1.554       1.693        427,547
                                                                       2015   1.574       1.554        388,325
                                                                       2014   1.422       1.574        551,244
                                                                       2013   1.104       1.422        904,807
                                                                       2012   0.978       1.104        985,031
                                                                       2011   0.984       0.978        744,065
                                                                       2010   0.878       0.984        878,891
                                                                       2009   0.717       0.878      1,033,347
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2016   1.609       1.715        561,133

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.651       1.609       712,342
                                                                                   2014   1.556       1.651     1,084,396
                                                                                   2013   1.340       1.556     1,463,978
                                                                                   2012   1.230       1.340     1,558,668
                                                                                   2011   1.230       1.230     1,779,668
                                                                                   2010   1.145       1.230     1,847,901
                                                                                   2009   0.988       1.145     2,157,425
                                                                                   2008   1.301       0.988     2,254,271
                                                                                   2007   1.276       1.301     2,419,094
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   1.938       2.169       350,274
                                                                                   2015   1.984       1.938       403,134
                                                                                   2014   1.831       1.984       652,708
                                                                                   2013   1.379       1.831       830,630
                                                                                   2012   1.208       1.379       404,317
                                                                                   2011   1.225       1.208       448,332
                                                                                   2010   1.124       1.225       486,463
                                                                                   2009   0.951       1.124       566,943
                                                                                   2008   1.440       0.951       598,060
                                                                                   2007   1.368       1.440       584,107
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.955       2.269         1,825
                                                                                   2015   1.987       1.955         2,917
                                                                                   2014   2.031       1.987         4,152
                                                                                   2013   1.633       2.031        26,461
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.329       1.539       305,653
                                                                                   2015   1.354       1.329       342,437
                                                                                   2014   1.388       1.354       379,861
                                                                                   2013   1.117       1.388       441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.804       1.791        23,033
                                                                                   2015   1.668       1.804        43,356
                                                                                   2014   1.567       1.668        79,960
                                                                                   2013   1.154       1.567       115,776
                                                                                   2012   0.994       1.154       130,480
                                                                                   2011   1.030       0.994       197,401
                                                                                   2010   0.902       1.030       296,460
                                                                                   2009   0.645       0.902       386,707
                                                                                   2008   1.136       0.645       395,142
                                                                                   2007   1.064       1.136        34,696
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.294       2.502       108,025
                                                                                   2015   2.289       2.294       122,756
                                                                                   2014   2.194       2.289       307,211
                                                                                   2013   1.555       2.194       381,437
                                                                                   2012   1.372       1.555       467,633
                                                                                   2011   1.382       1.372       580,971
                                                                                   2010   1.049       1.382       733,074
                                                                                   2009   0.774       1.049       999,289
                                                                                   2008   1.182       0.774     1,087,541
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.133       1.174            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.127       1.118        57,537
                                                                                   2015   1.144       1.127        66,219
                                                                                   2014   1.135       1.144       179,835
                                                                                   2013   1.168       1.135       200,803
                                                                                   2012   1.153       1.168       349,518
                                                                                   2011   1.115       1.153       382,110
                                                                                   2010   1.076       1.115       414,144
                                                                                   2009   1.053       1.076       395,891
                                                                                   2008   1.078       1.053       542,172
                                                                                   2007   1.055       1.078       357,273
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040       1.059            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.123       1.158            --
                                                                                   2008   1.095       1.123     2,693,404
                                                                                   2007   1.030       1.095     2,994,971
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.841       1.989            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.892       2.016            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.442       1.542        25,895
                                                                      2013   1.242       1.442        26,033
                                                                      2012   1.147       1.242        26,163
                                                                      2011   1.173       1.147        56,534
                                                                      2010   1.069       1.173        93,681
                                                                      2009   0.889       1.069        93,119
                                                                      2008   1.216       0.889        90,377
                                                                      2007   1.121       1.216        90,634
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   0.906       0.877            --
                                                                      2008   1.442       0.906       896,716
                                                                      2007   1.510       1.442       869,067
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.770       0.788            --
                                                                      2008   1.383       0.770            --
                                                                      2007   1.257       1.383            --





                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2016   2.129       2.094           --
                                                                             2015   2.036       2.129           --
                                                                             2014   2.035       2.036           --
                                                                             2013   1.611       2.035           --
                                                                             2012   1.345       1.611           --
                                                                             2011   1.509       1.345           --
                                                                             2010   1.382       1.509           --
                                                                             2009   0.993       1.382           --
                                                                             2008   1.648       0.993           --
                                                                             2007   1.468       1.648           --
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   1.951       2.089           --
                                                                             2015   1.867       1.951           --
                                                                             2014   1.760       1.867           --
                                                                             2013   1.384       1.760        2,998
                                                                             2012   1.200       1.384        3,007
                                                                             2011   1.283       1.200        3,018
                                                                             2010   1.105       1.283        3,031
                                                                             2009   0.811       1.105        3,045
                                                                             2008   1.480       0.811        3,059
                                                                             2007   1.348       1.480        3,070
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   1.692       1.845           --
                                                                             2015   1.706       1.692           --
                                                                             2014   1.577       1.706           --
                                                                             2013   1.208       1.577          902
                                                                             2012   1.052       1.208          905
                                                                             2011   1.096       1.052          908
                                                                             2010   1.006       1.096        3,138
                                                                             2009   0.784       1.006        9,180
                                                                             2008   1.290       0.784       11,545
                                                                             2007   1.256       1.290       11,014
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.259       1.203           --
                                                                             2007   1.202       1.259           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   0.963       0.907           --
                                                                             2007   1.108       0.963           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)....... 2016   2.021       2.129           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.058       2.021           --
                                                                                      2014   1.886       2.058           --
                                                                                      2013   1.473       1.886           --
                                                                                      2012   1.297       1.473           --
                                                                                      2011   1.364       1.297           --
                                                                                      2010   1.193       1.364        1,361
                                                                                      2009   0.901       1.193        5,254
                                                                                      2008   1.608       0.901        6,928
                                                                                      2007   1.402       1.608        6,967
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.038       2.046           --
                                                                                      2015   2.063       2.038           --
                                                                                      2014   1.907       2.063           --
                                                                                      2013   1.411       1.907           --
                                                                                      2012   1.180       1.411           --
                                                                                      2011   1.242       1.180           --
                                                                                      2010   1.076       1.242           --
                                                                                      2009   0.811       1.076           --
                                                                                      2008   1.414       0.811           --
                                                                                      2007   1.355       1.414           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.249       2.461           --
                                                                                      2015   2.338       2.249           --
                                                                                      2014   2.256       2.338           --
                                                                                      2013   1.698       2.256           --
                                                                                      2012   1.516       1.698           --
                                                                                      2011   1.739       1.516           --
                                                                                      2010   1.383       1.739           --
                                                                                      2009   1.012       1.383           --
                                                                                      2008   1.715       1.012           --
                                                                                      2007   1.521       1.715          736
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.319       2.105           --
                                                                                      2007   1.842       2.319          272
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.330       1.393           --
                                                                                      2015   1.454       1.330           --
                                                                                      2014   1.674       1.454           --
                                                                                      2013   1.392       1.674           --
                                                                                      2012   1.204       1.392           --
                                                                                      2011   1.378       1.204           --
                                                                                      2010   1.300       1.378        1,289
                                                                                      2009   0.970       1.300        4,681
                                                                                      2008   1.665       0.970        6,651
                                                                                      2007   1.475       1.665        5,990
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.233       1.248           --
                                                                                      2009   1.004       1.233           --
                                                                                      2008   1.447       1.004           --
                                                                                      2007   1.216       1.447           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.303       1.225           --
                                                                                      2007   1.219       1.303           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.422       1.519           --
                                                                                      2010   1.169       1.422           --
                                                                                      2009   0.762       1.169           --
                                                                                      2008   1.391       0.762           --
                                                                                      2007   1.169       1.391           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.123       2.101           --
                                                                                      2015   2.210       2.123           --
                                                                                      2014   1.877       2.210           --
                                                                                      2013   1.299       1.877           --
                                                                                      2012   1.119       1.299           --
                                                                                      2011   1.117       1.119           --
                                                                                      2010   0.914       1.117           --
                                                                                      2009   0.695       0.914           --
                                                                                      2008   1.192       0.695           --
                                                                                      2007   1.242       1.192        1,044
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.459       1.463           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.129       1.459          --
                                                                                 2012   1.004       1.129          --
                                                                                 2011   1.095       1.004          --
                                                                                 2010   0.960       1.095          --
                                                                                 2009   0.759       0.960          --
                                                                                 2008   1.224       0.759          --
                                                                                 2007   1.284       1.224          --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   1.812       1.944          --
                                                                                 2015   1.824       1.812          --
                                                                                 2014   1.680       1.824          --
                                                                                 2013   1.322       1.680          --
                                                                                 2012   1.166       1.322          --
                                                                                 2011   1.162       1.166          --
                                                                                 2010   1.056       1.162          --
                                                                                 2009   0.884       1.056          --
                                                                                 2008   1.279       0.884          --
                                                                                 2007   1.241       1.279          --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   1.829       1.921          --
                                                                                 2015   1.704       1.829          --
                                                                                 2014   1.529       1.704          --
                                                                                 2013   1.134       1.529          --
                                                                                 2012   0.964       1.134          --
                                                                                 2011   0.993       0.964          --
                                                                                 2010   0.924       0.993          --
                                                                                 2009   0.664       0.924          --
                                                                                 2008   1.083       0.664          --
                                                                                 2007   1.086       1.083          --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   1.682       1.858          --
                                                                                 2015   1.771       1.682          --
                                                                                 2014   1.621       1.771          --
                                                                                 2013   1.253       1.621          --
                                                                                 2012   1.100       1.253          --
                                                                                 2011   1.072       1.100          --
                                                                                 2010   1.001       1.072          --
                                                                                 2009   0.823       1.001          --
                                                                                 2008   1.307       0.823          --
                                                                                 2007   1.287       1.307          --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   2.136       2.210          --
                                                                                 2015   2.285       2.136          --
                                                                                 2014   2.245       2.285          --
                                                                                 2013   1.561       2.245          --
                                                                                 2012   1.337       1.561          --
                                                                                 2011   1.349       1.337          --
                                                                                 2010   1.102       1.349          --
                                                                                 2009   0.790       1.102          --
                                                                                 2008   1.362       0.790          --
                                                                                 2007   1.266       1.362          --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.782       0.760          --
                                                                                 2008   1.280       0.782         912
                                                                                 2007   1.248       1.280         916
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931          --
                                                                                 2010   0.884       0.944          --
                                                                                 2009   0.770       0.884          --
                                                                                 2008   0.999       0.770          --
                                                                                 2007   1.008       0.999          --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.237       1.295          --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.052       1.094          --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.213       1.253          --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.199       1.249          --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.279       1.327          --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.375       1.513          --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.314       1.264           --
                                                                          2007   1.267       1.314           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.645       1.840           --
                                                                          2015   1.746       1.645           --
                                                                          2014   1.725       1.746           --
                                                                          2013   1.606       1.725           --
                                                                          2012   1.405       1.606           --
                                                                          2011   1.400       1.405           --
                                                                          2010   1.232       1.400          851
                                                                          2009   0.855       1.232        3,439
                                                                          2008   1.152       0.855        4,714
                                                                          2007   1.147       1.152        5,705
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.082       1.070           --
                                                                          2015   1.120       1.082           --
                                                                          2014   1.008       1.120           --
                                                                          2013   0.993       1.008           --
                                                                          2012   0.804       0.993           --
                                                                          2011   0.869       0.804           --
                                                                          2010   0.764       0.869          667
                                                                          2009   0.578       0.764        2,714
                                                                          2008   1.012       0.578        3,714
                                                                          2007   1.215       1.012        4,987
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.027       2.107           --
                                                                          2013   1.606       2.027           --
                                                                          2012   1.337       1.606           --
                                                                          2011   1.476       1.337           --
                                                                          2010   1.376       1.476           --
                                                                          2009   0.983       1.376           --
                                                                          2008   1.728       0.983           --
                                                                          2007   1.355       1.728           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.213       2.228           --
                                                                          2015   2.353       2.213           --
                                                                          2014   2.100       2.353           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.759       1.864           --
                                                                          2015   1.880       1.759           --
                                                                          2014   2.035       1.880           --
                                                                          2013   1.591       2.035          861
                                                                          2012   1.257       1.591          864
                                                                          2011   1.495       1.257          867
                                                                          2010   1.310       1.495          871
                                                                          2009   0.862       1.310          875
                                                                          2008   1.487       0.862          879
                                                                          2007   1.534       1.487          882
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.594       1.828           --
                                                                          2015   1.733       1.594           --
                                                                          2014   1.622       1.733           --
                                                                          2013   1.225       1.622           --
                                                                          2012   1.057       1.225           --
                                                                          2011   1.097       1.057           --
                                                                          2010   0.977       1.097           --
                                                                          2009   0.786       0.977           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.224       1.383           --
                                                                          2015   1.376       1.224           --
                                                                          2014   1.283       1.376           --
                                                                          2013   1.007       1.283           --
                                                                          2012   0.898       1.007           --
                                                                          2011   0.954       0.898           --
                                                                          2010   0.777       0.954        1,991
                                                                          2009   0.628       0.777        8,099
                                                                          2008   1.050       0.628       10,311
                                                                          2007   1.067       1.050       10,434
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.089       2.282           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.167       2.089           --
                                                                              2014   2.049       2.167           --
                                                                              2013   1.491       2.049           --
                                                                              2012   1.287       1.491           --
                                                                              2011   1.327       1.287           --
                                                                              2010   1.073       1.327           --
                                                                              2009   0.818       1.073           --
                                                                              2008   1.363       0.818           --
                                                                              2007   1.251       1.363           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.682       2.152           --
                                                                              2015   1.855       1.682           --
                                                                              2014   1.812       1.855           --
                                                                              2013   1.391       1.812           --
                                                                              2012   1.230       1.391           --
                                                                              2011   1.400       1.230           --
                                                                              2010   1.198       1.400           --
                                                                              2009   0.949       1.198           --
                                                                              2008   1.298       0.949           --
                                                                              2007   1.341       1.298           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.883       0.872           --
                                                                              2008   1.208       0.883           --
                                                                              2007   1.162       1.208           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.642       1.688           --
                                                                              2015   1.712       1.642           --
                                                                              2014   1.665       1.712           --
                                                                              2013   1.575       1.665           --
                                                                              2012   1.423       1.575           --
                                                                              2011   1.388       1.423           --
                                                                              2010   1.255       1.388           --
                                                                              2009   0.936       1.255           --
                                                                              2008   1.173       0.936           --
                                                                              2007   1.123       1.173           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.270       1.384        3,213
                                                                              2015   1.507       1.270        3,213
                                                                              2014   1.648       1.507        3,213
                                                                              2013   1.774       1.648           --
                                                                              2012   1.526       1.774           --
                                                                              2011   1.920       1.526           --
                                                                              2010   1.588       1.920           --
                                                                              2009   0.961       1.588           --
                                                                              2008   2.108       0.961           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.725       0.687           --
                                                                              2008   1.292       0.725           --
                                                                              2007   1.181       1.292           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.369       1.432           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.813       1.920           --
                                                                              2015   1.775       1.813           --
                                                                              2014   1.598       1.775           --
                                                                              2013   1.218       1.598           --
                                                                              2012   1.098       1.218           --
                                                                              2011   1.120       1.098           --
                                                                              2010   1.018       1.120           --
                                                                              2009   0.873       1.018           --
                                                                              2008   1.425       0.873           --
                                                                              2007   1.420       1.425           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.179       1.256           --
                                                                              2015   1.230       1.179           --
                                                                              2014   1.197       1.230           --
                                                                              2013   0.946       1.197           --
                                                                              2012   0.829       0.946           --
                                                                              2011   0.973       0.829           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.181       1.516           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.277       1.181            --
                                                                               2014   1.284       1.277            --
                                                                               2013   0.991       1.284            --
                                                                               2012   0.860       0.991            --
                                                                               2011   0.966       0.860            --
                                                                               2010   0.824       0.966         1,313
                                                                               2009   0.666       0.824         5,116
                                                                               2008   0.971       0.666         6,288
                                                                               2007   1.024       0.971         7,928
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.419       1.375        92,067
                                                                               2015   1.477       1.419       105,168
                                                                               2014   1.624       1.477       125,938
                                                                               2013   1.393       1.624       123,988
                                                                               2012   1.221       1.393       183,252
                                                                               2011   1.398       1.221       185,757
                                                                               2010   1.284       1.398       246,499
                                                                               2009   0.998       1.284       285,027
                                                                               2008   1.771       0.998       327,394
                                                                               2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.229       1.329            --
                                                                               2012   1.191       1.229            --
                                                                               2011   1.283       1.191            --
                                                                               2010   1.065       1.283            --
                                                                               2009   0.794       1.065            --
                                                                               2008   1.261       0.794            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.022       1.105            --
                                                                               2012   0.993       1.022       169,411
                                                                               2011   1.072       0.993       186,468
                                                                               2010   0.893       1.072       223,296
                                                                               2009   0.667       0.893       229,127
                                                                               2008   1.106       0.667       251,501
                                                                               2007   1.254       1.106            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.310       1.284            --
                                                                               2015   1.289       1.310            --
                                                                               2014   1.291       1.289            --
                                                                               2013   1.039       1.291         1,134
                                                                               2012   0.877       1.039         1,137
                                                                               2011   0.979       0.877         1,141
                                                                               2010   0.864       0.979         1,146
                                                                               2009   0.632       0.864         1,151
                                                                               2008   1.087       0.632         1,156
                                                                               2007   1.046       1.087         1,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.196       1.230            --
                                                                               2015   1.260       1.196            --
                                                                               2014   1.249       1.260            --
                                                                               2013   1.404       1.249            --
                                                                               2012   1.313       1.404            --
                                                                               2011   1.205       1.313            --
                                                                               2010   1.141       1.205           947
                                                                               2009   0.986       1.141         3,545
                                                                               2008   1.080       0.986         4,296
                                                                               2007   1.024       1.080         6,241
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.388       1.393         9,416
                                                                               2015   1.420       1.388         9,048
                                                                               2014   1.394       1.420         8,980
                                                                               2013   1.453       1.394        29,696
                                                                               2012   1.360       1.453        25,290
                                                                               2011   1.349       1.360        24,862
                                                                               2010   1.275       1.349            --
                                                                               2009   1.149       1.275            --
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.684       1.691            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.722       1.684            --
                                                                          2014   1.584       1.722            --
                                                                          2013   1.217       1.584            --
                                                                          2012   1.126       1.217            --
                                                                          2011   1.206       1.126            --
                                                                          2010   1.062       1.206            --
                                                                          2009   0.876       1.062            --
                                                                          2008   1.335       0.876            --
                                                                          2007   1.300       1.335            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151       1.268            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.602       1.639            --
                                                                          2015   1.660       1.602            --
                                                                          2014   1.623       1.660            --
                                                                          2013   1.635       1.623            --
                                                                          2012   1.498       1.635            --
                                                                          2011   1.479       1.498            --
                                                                          2010   1.348       1.479            --
                                                                          2009   1.036       1.348            --
                                                                          2008   1.187       1.036            --
                                                                          2007   1.139       1.187         3,167
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.334       1.391            --
                                                                          2012   1.217       1.334            --
                                                                          2011   1.513       1.217            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.331       1.509            --
                                                                          2015   1.412       1.331            --
                                                                          2014   1.275       1.412            --
                                                                          2013   0.974       1.275         1,603
                                                                          2012   0.845       0.974         1,608
                                                                          2011   0.900       0.845         1,614
                                                                          2010   0.787       0.900         1,620
                                                                          2009   0.680       0.787         1,628
                                                                          2008   1.091       0.680         1,635
                                                                          2007   1.073       1.091         1,641
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.502       1.704            --
                                                                          2015   1.591       1.502            --
                                                                          2014   1.465       1.591            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.228       1.238            --
                                                                          2015   1.249       1.228            --
                                                                          2014   1.193       1.249            --
                                                                          2013   1.229       1.193            --
                                                                          2012   1.169       1.229            --
                                                                          2011   1.122       1.169            --
                                                                          2010   1.059       1.122            --
                                                                          2009   0.990       1.059            --
                                                                          2008   1.048       0.990            --
                                                                          2007   1.009       1.048            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.452       1.421            --
                                                                          2015   1.398       1.452            --
                                                                          2014   1.313       1.398            --
                                                                          2013   1.000       1.313           909
                                                                          2012   0.895       1.000           912
                                                                          2011   1.005       0.895           915
                                                                          2010   0.858       1.005           919
                                                                          2009   0.684       0.858           923
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.905       0.888        15,603
                                                                          2015   0.926       0.905        16,196
                                                                          2014   0.947       0.926        22,502
                                                                          2013   0.968       0.947        35,188
                                                                          2012   0.991       0.968        31,491
                                                                          2011   1.013       0.991       169,646
                                                                          2010   1.036       1.013        38,483
                                                                          2009   1.055       1.036        62,582
                                                                          2008   1.049       1.055        13,530
                                                                          2007   1.022       1.049        24,586
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.640       0.666            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.185       0.640           928
                                                                                 2007   1.166       1.185           931
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.005       1.104            --
                                                                                 2012   0.889       1.005            --
                                                                                 2011   0.969       0.889            --
                                                                                 2010   0.866       0.969            --
                                                                                 2009   0.728       0.866            --
                                                                                 2008   1.221       0.728            --
                                                                                 2007   1.200       1.221            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.693       1.743            --
                                                                                 2015   1.685       1.693            --
                                                                                 2014   1.552       1.685            --
                                                                                 2013   1.197       1.552            --
                                                                                 2012   1.104       1.197            --
                                                                                 2011   1.166       1.104            --
                                                                                 2010   1.035       1.166            --
                                                                                 2009   0.709       1.035            --
                                                                                 2008   1.337       0.709            --
                                                                                 2007   1.136       1.337            --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.562       1.634            --
                                                                                 2015   1.558       1.562            --
                                                                                 2014   1.441       1.558            --
                                                                                 2013   1.222       1.441            --
                                                                                 2012   1.112       1.222            --
                                                                                 2011   1.096       1.112            --
                                                                                 2010   1.022       1.096            --
                                                                                 2009   0.885       1.022            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.525       1.601            --
                                                                                 2015   1.523       1.525            --
                                                                                 2014   1.408       1.523            --
                                                                                 2013   1.077       1.408            --
                                                                                 2012   0.976       1.077            --
                                                                                 2011   1.040       0.976            --
                                                                                 2010   0.950       1.040            --
                                                                                 2009   0.736       0.950            --
                                                                                 2008   1.198       0.736            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.902       0.976            --
                                                                                 2010   0.798       0.902        44,777
                                                                                 2009   0.621       0.798        47,070
                                                                                 2008   1.066       0.621        49,771
                                                                                 2007   1.056       1.066        55,497
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.241       1.268            --
                                                                                 2015   1.277       1.241            --
                                                                                 2014   1.250       1.277            --
                                                                                 2013   1.226       1.250            --
                                                                                 2012   1.148       1.226            --
                                                                                 2011   1.137       1.148            --
                                                                                 2010   1.057       1.137            --
                                                                                 2009   0.897       1.057            --
                                                                                 2008   1.071       0.897            --
                                                                                 2007   1.038       1.071            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.254       1.301        25,417
                                                                                 2015   1.296       1.254        28,221
                                                                                 2014   1.264       1.296        56,757
                                                                                 2013   1.165       1.264            --
                                                                                 2012   1.069       1.165            --
                                                                                 2011   1.082       1.069            --
                                                                                 2010   0.992       1.082        42,696
                                                                                 2009   0.821       0.992        44,924
                                                                                 2008   1.070       0.821        47,501
                                                                                 2007   1.045       1.070        53,048
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.249       1.308       531,574

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.294       1.249       572,867
                                                                        2014   1.260       1.294     1,022,027
                                                                        2013   1.092       1.260            --
                                                                        2012   0.987       1.092            --
                                                                        2011   1.023       0.987            --
                                                                        2010   0.925       1.023        86,790
                                                                        2009   0.747       0.925        91,292
                                                                        2008   1.071       0.747        96,530
                                                                        2007   1.050       1.071       107,731
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.227       1.297         9,793
                                                                        2015   1.276       1.227         9,824
                                                                        2014   1.241       1.276       121,519
                                                                        2013   1.021       1.241            --
                                                                        2012   0.905       1.021            --
                                                                        2011   0.962       0.905            --
                                                                        2010   0.857       0.962            --
                                                                        2009   0.679       0.857            --
                                                                        2008   1.071       0.679            --
                                                                        2007   1.055       1.071            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.546       1.683        48,362
                                                                        2015   1.566       1.546        48,362
                                                                        2014   1.417       1.566            --
                                                                        2013   1.100       1.417           982
                                                                        2012   0.975       1.100           985
                                                                        2011   0.981       0.975           989
                                                                        2010   0.876       0.981           993
                                                                        2009   0.715       0.876           997
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.496       1.594            --
                                                                        2015   1.536       1.496            --
                                                                        2014   1.449       1.536            --
                                                                        2013   1.247       1.449            --
                                                                        2012   1.146       1.247            --
                                                                        2011   1.147       1.146            --
                                                                        2010   1.067       1.147            --
                                                                        2009   0.922       1.067            --
                                                                        2008   1.214       0.922            --
                                                                        2007   1.192       1.214            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   1.927       2.155            --
                                                                        2015   1.974       1.927            --
                                                                        2014   1.822       1.974            --
                                                                        2013   1.373       1.822            --
                                                                        2012   1.204       1.373            --
                                                                        2011   1.221       1.204            --
                                                                        2010   1.120       1.221            --
                                                                        2009   0.948       1.120            --
                                                                        2008   1.438       0.948            --
                                                                        2007   1.366       1.438            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   1.600       1.857            --
                                                                        2015   1.627       1.600            --
                                                                        2014   1.664       1.627            --
                                                                        2013   1.338       1.664            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.322       1.530        67,311
                                                                        2015   1.347       1.322       101,289
                                                                        2014   1.382       1.347       105,519
                                                                        2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.795       1.782            --
                                                                        2015   1.661       1.795            --
                                                                        2014   1.561       1.661            --
                                                                        2013   1.150       1.561            --
                                                                        2012   0.992       1.150        44,052
                                                                        2011   1.028       0.992        69,300
                                                                        2010   0.901       1.028        95,479
                                                                        2009   0.644       0.901        93,761
                                                                        2008   1.136       0.644       127,177
                                                                        2007   1.064       1.136            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.758       1.916        30,794

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.754       1.758        31,434
                                                                                   2014   1.682       1.754        34,056
                                                                                   2013   1.194       1.682        34,920
                                                                                   2012   1.053       1.194        89,619
                                                                                   2011   1.062       1.053       104,398
                                                                                   2010   0.806       1.062       145,734
                                                                                   2009   0.595       0.806       145,314
                                                                                   2008   0.909       0.595       146,797
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.131       1.172            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.120       1.111            --
                                                                                   2015   1.138       1.120            --
                                                                                   2014   1.130       1.138            --
                                                                                   2013   1.162       1.130            --
                                                                                   2012   1.149       1.162            --
                                                                                   2011   1.112       1.149            --
                                                                                   2010   1.073       1.112            --
                                                                                   2009   1.050       1.073            --
                                                                                   2008   1.076       1.050            --
                                                                                   2007   1.053       1.076            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.002       1.020            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.112       1.146            --
                                                                                   2008   1.085       1.112            --
                                                                                   2007   1.020       1.085            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.576       1.703            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.416       1.509            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.435       1.534            --
                                                                                   2013   1.237       1.435            --
                                                                                   2012   1.143       1.237            --
                                                                                   2011   1.169       1.143            --
                                                                                   2010   1.066       1.169            --
                                                                                   2009   0.887       1.066            --
                                                                                   2008   1.213       0.887            --
                                                                                   2007   1.119       1.213            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.786       0.761            --
                                                                                   2008   1.252       0.786            --
                                                                                   2007   1.311       1.252            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.703       0.719            --
                                                                                   2008   1.263       0.703            --
                                                                                   2007   1.149       1.263            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.759       2.713    100,862
                                                                  2015   2.640       2.759    119,635
                                                                  2014   2.640       2.640    146,742
                                                                  2013   2.091       2.640    204,710
                                                                  2012   1.746       2.091    331,819
                                                                  2011   1.961       1.746    366,504
                                                                  2010   1.796       1.961    355,520
                                                                  2009   1.291       1.796    399,676
                                                                  2008   2.145       1.291    414,140
                                                                  2007   1.911       2.145    667,915
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.428       2.598    368,155

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.325       2.428       445,215
                                                                                      2014   2.193       2.325       557,241
                                                                                      2013   1.725       2.193       790,662
                                                                                      2012   1.497       1.725     1,002,017
                                                                                      2011   1.600       1.497     1,168,660
                                                                                      2010   1.380       1.600     1,304,247
                                                                                      2009   1.013       1.380     1,466,866
                                                                                      2008   1.850       1.013     1,581,286
                                                                                      2007   1.685       1.850     1,748,923
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.107       2.296       386,492
                                                                                      2015   2.125       2.107       447,038
                                                                                      2014   1.965       2.125       538,935
                                                                                      2013   1.506       1.965       778,600
                                                                                      2012   1.312       1.506     1,134,309
                                                                                      2011   1.368       1.312     1,240,530
                                                                                      2010   1.256       1.368     1,294,622
                                                                                      2009   0.979       1.256     1,360,796
                                                                                      2008   1.612       0.979     1,362,494
                                                                                      2007   1.571       1.612     1,515,466
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.455       1.389            --
                                                                                      2007   1.390       1.455        78,010
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.267       1.194            --
                                                                                      2007   1.458       1.267       364,164
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.473       2.604       109,021
                                                                                      2015   2.520       2.473       114,453
                                                                                      2014   2.310       2.520       149,391
                                                                                      2013   1.805       2.310       217,648
                                                                                      2012   1.590       1.805       287,775
                                                                                      2011   1.674       1.590       347,057
                                                                                      2010   1.465       1.674       377,039
                                                                                      2009   1.106       1.465       393,578
                                                                                      2008   1.976       1.106       467,202
                                                                                      2007   1.724       1.976       622,821
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.294       2.301         7,788
                                                                                      2015   2.323       2.294         7,739
                                                                                      2014   2.148       2.323         7,664
                                                                                      2013   1.590       2.148         8,496
                                                                                      2012   1.331       1.590        10,924
                                                                                      2011   1.401       1.331        42,732
                                                                                      2010   1.215       1.401        45,478
                                                                                      2009   0.915       1.215        60,493
                                                                                      2008   1.597       0.915        64,122
                                                                                      2007   1.532       1.597        82,858
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.191       3.490       115,542
                                                                                      2015   3.319       3.191       138,728
                                                                                      2014   3.203       3.319       192,587
                                                                                      2013   2.412       3.203       317,608
                                                                                      2012   2.155       2.412       448,444
                                                                                      2011   2.474       2.155       490,882
                                                                                      2010   1.969       2.474       503,376
                                                                                      2009   1.441       1.969       422,203
                                                                                      2008   2.442       1.441       381,449
                                                                                      2007   2.167       2.442       443,368
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.519       3.195            --
                                                                                      2007   2.797       3.519       394,355
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.769       1.853       259,122
                                                                                      2015   1.936       1.769       342,476
                                                                                      2014   2.229       1.936       404,216
                                                                                      2013   1.855       2.229       482,079
                                                                                      2012   1.605       1.855       560,952
                                                                                      2011   1.838       1.605       659,711
                                                                                      2010   1.735       1.838       726,578
                                                                                      2009   1.296       1.735       720,976
                                                                                      2008   2.224       1.296       654,891
                                                                                      2007   1.971       2.224       723,589

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.530       1.547            --
                                                                                  2009   1.246       1.530        39,432
                                                                                  2008   1.796       1.246        45,516
                                                                                  2007   1.510       1.796        54,861
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.619       1.522            --
                                                                                  2007   1.515       1.619            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.890       2.018            --
                                                                                  2010   1.555       1.890       348,041
                                                                                  2009   1.014       1.555       316,463
                                                                                  2008   1.852       1.014       131,042
                                                                                  2007   1.557       1.852       104,868
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.744       2.714        40,087
                                                                                  2015   2.858       2.744        60,396
                                                                                  2014   2.429       2.858        68,433
                                                                                  2013   1.682       2.429        79,102
                                                                                  2012   1.450       1.682       125,876
                                                                                  2011   1.447       1.450       126,233
                                                                                  2010   1.185       1.447       115,583
                                                                                  2009   0.901       1.185       112,682
                                                                                  2008   1.547       0.901       137,922
                                                                                  2007   1.612       1.547       186,336
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.903       1.909            --
                                                                                  2013   1.473       1.903        31,293
                                                                                  2012   1.312       1.473        91,986
                                                                                  2011   1.431       1.312       117,821
                                                                                  2010   1.255       1.431       123,958
                                                                                  2009   0.993       1.255       143,417
                                                                                  2008   1.602       0.993       161,507
                                                                                  2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.167       2.325        12,570
                                                                                  2015   2.183       2.167        12,815
                                                                                  2014   2.012       2.183        22,774
                                                                                  2013   1.584       2.012        26,818
                                                                                  2012   1.398       1.584        28,681
                                                                                  2011   1.394       1.398        29,163
                                                                                  2010   1.267       1.394        29,897
                                                                                  2009   1.061       1.267        27,655
                                                                                  2008   1.537       1.061        25,421
                                                                                  2007   1.491       1.537        26,537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.318       2.433        16,455
                                                                                  2015   2.160       2.318        16,902
                                                                                  2014   1.939       2.160        26,201
                                                                                  2013   1.439       1.939        27,018
                                                                                  2012   1.224       1.439        93,155
                                                                                  2011   1.261       1.224        96,413
                                                                                  2010   1.174       1.261        97,996
                                                                                  2009   0.844       1.174       396,756
                                                                                  2008   1.377       0.844       142,786
                                                                                  2007   1.382       1.377       146,075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   2.141       2.364         6,728
                                                                                  2015   2.256       2.141         6,921
                                                                                  2014   2.066       2.256        20,444
                                                                                  2013   1.597       2.066        21,979
                                                                                  2012   1.403       1.597        58,901
                                                                                  2011   1.368       1.403        62,719
                                                                                  2010   1.279       1.368       104,968
                                                                                  2009   1.051       1.279        99,552
                                                                                  2008   1.670       1.051       133,976
                                                                                  2007   1.645       1.670       191,707
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   3.037       3.140        40,077

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2015   3.250       3.037        45,951
                                                                                2014   3.195       3.250        55,127
                                                                                2013   2.223       3.195        70,876
                                                                                2012   1.905       2.223       135,181
                                                                                2011   1.923       1.905       159,454
                                                                                2010   1.572       1.923       190,199
                                                                                2009   1.126       1.572       195,639
                                                                                2008   1.944       1.126       198,364
                                                                                2007   1.808       1.944       333,304
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.933       0.906            --
                                                                                2008   1.527       0.933       341,355
                                                                                2007   1.489       1.527       450,100
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.937       0.924            --
                                                                                2010   0.878       0.937        26,584
                                                                                2009   0.765       0.878        15,283
                                                                                2008   0.993       0.765        15,647
                                                                                2007   1.003       0.993        24,238
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.620       1.696            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.339       1.392            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.575       1.627            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.441       1.501            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.575       1.633            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.761       1.936            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.731       1.664            --
                                                                                2007   1.670       1.731       235,726
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.828       2.044       128,316
                                                                                2015   1.941       1.828       136,258
                                                                                2014   1.919       1.941       139,647
                                                                                2013   1.787       1.919       175,618
                                                                                2012   1.564       1.787       209,355
                                                                                2011   1.559       1.564       247,914
                                                                                2010   1.373       1.559       323,414
                                                                                2009   0.953       1.373       331,715
                                                                                2008   1.286       0.953       233,300
                                                                                2007   1.280       1.286       291,616
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.076       1.064       137,921
                                                                                2015   1.115       1.076       201,722
                                                                                2014   1.004       1.115       220,988
                                                                                2013   0.990       1.004       411,197
                                                                                2012   0.802       0.990       470,231
                                                                                2011   0.866       0.802       570,908
                                                                                2010   0.762       0.866       576,167
                                                                                2009   0.577       0.762       687,470
                                                                                2008   1.011       0.577       762,788
                                                                                2007   1.214       1.011       931,049
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.453       2.549            --
                                                                                2013   1.944       2.453        83,986
                                                                                2012   1.619       1.944       121,805
                                                                                2011   1.788       1.619       166,099
                                                                                2010   1.668       1.788       207,920
                                                                                2009   1.192       1.668       428,768
                                                                                2008   2.098       1.192       212,523
                                                                                2007   1.645       2.098       212,930
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.675       2.692        36,525
                                                                                2015   2.845       2.675        40,770
                                                                                2014   2.541       2.845        67,498
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   2.188       2.318        71,085

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.340       2.188        57,521
                                                                              2014   2.534       2.340        57,165
                                                                              2013   1.982       2.534       112,733
                                                                              2012   1.567       1.982        97,122
                                                                              2011   1.864       1.567       126,226
                                                                              2010   1.635       1.864       168,709
                                                                              2009   1.076       1.635       192,793
                                                                              2008   1.858       1.076       230,313
                                                                              2007   1.917       1.858       717,899
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.010       2.305       326,753
                                                                              2015   2.188       2.010       371,634
                                                                              2014   2.048       2.188       400,003
                                                                              2013   1.548       2.048        91,187
                                                                              2012   1.337       1.548       137,263
                                                                              2011   1.388       1.337       147,699
                                                                              2010   1.236       1.388       152,329
                                                                              2009   0.995       1.236       147,408
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.219       1.376       188,899
                                                                              2015   1.370       1.219       216,530
                                                                              2014   1.279       1.370       248,198
                                                                              2013   1.004       1.279       331,613
                                                                              2012   0.896       1.004       359,900
                                                                              2011   0.952       0.896       433,315
                                                                              2010   0.776       0.952       556,675
                                                                              2009   0.627       0.776       747,810
                                                                              2008   1.049       0.627       694,665
                                                                              2007   1.067       1.049       803,393
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.078       2.269        10,334
                                                                              2015   2.157       2.078        10,334
                                                                              2014   2.040       2.157        10,334
                                                                              2013   1.485       2.040        10,334
                                                                              2012   1.283       1.485        10,334
                                                                              2011   1.324       1.283        15,038
                                                                              2010   1.071       1.324        15,038
                                                                              2009   0.817       1.071        13,451
                                                                              2008   1.361       0.817         4,708
                                                                              2007   1.250       1.361            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.673       2.139        20,895
                                                                              2015   1.846       1.673        20,895
                                                                              2014   1.804       1.846        23,018
                                                                              2013   1.386       1.804        25,156
                                                                              2012   1.226       1.386            --
                                                                              2011   1.396       1.226            --
                                                                              2010   1.195       1.396            --
                                                                              2009   0.947       1.195            --
                                                                              2008   1.296       0.947        29,950
                                                                              2007   1.340       1.296       141,192
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.881       0.869            --
                                                                              2008   1.206       0.881        41,064
                                                                              2007   1.160       1.206        81,474
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.868       1.920            --
                                                                              2015   1.948       1.868       212,301
                                                                              2014   1.896       1.948       223,027
                                                                              2013   1.794       1.896       458,056
                                                                              2012   1.622       1.794       503,075
                                                                              2011   1.583       1.622       530,150
                                                                              2010   1.431       1.583       593,749
                                                                              2009   1.068       1.431       635,335
                                                                              2008   1.339       1.068       429,278
                                                                              2007   1.283       1.339       706,015
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.919       2.091       214,022
                                                                              2015   2.279       1.919       263,763
                                                                              2014   2.494       2.279       322,334
                                                                              2013   2.686       2.494       121,727
                                                                              2012   2.312       2.686       149,758
                                                                              2011   2.910       2.312       212,847
                                                                              2010   2.408       2.910       228,808
                                                                              2009   1.459       2.408       260,447
                                                                              2008   3.199       1.459       250,646

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.864       0.819            --
                                                                               2008   1.541       0.864       117,570
                                                                               2007   1.409       1.541       121,846
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.600       1.674            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.110       2.233        60,617
                                                                               2015   2.067       2.110        89,964
                                                                               2014   1.862       2.067       122,156
                                                                               2013   1.420       1.862       156,152
                                                                               2012   1.280       1.420       213,615
                                                                               2011   1.307       1.280       285,007
                                                                               2010   1.188       1.307       293,615
                                                                               2009   1.020       1.188       343,436
                                                                               2008   1.665       1.020       306,283
                                                                               2007   1.660       1.665       360,574
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.173       1.249            --
                                                                               2015   1.225       1.173            --
                                                                               2014   1.193       1.225            --
                                                                               2013   0.942       1.193            --
                                                                               2012   0.826       0.942            --
                                                                               2011   0.970       0.826        69,254
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.175       1.508       221,755
                                                                               2015   1.271       1.175       337,078
                                                                               2014   1.279       1.271       455,744
                                                                               2013   0.988       1.279       591,732
                                                                               2012   0.857       0.988       782,544
                                                                               2011   0.964       0.857       897,988
                                                                               2010   0.822       0.964       984,492
                                                                               2009   0.665       0.822     1,141,011
                                                                               2008   0.970       0.665     1,139,528
                                                                               2007   1.024       0.970     1,535,978
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.793       1.737       369,583
                                                                               2015   1.868       1.793       376,133
                                                                               2014   2.054       1.868       376,053
                                                                               2013   1.762       2.054       415,429
                                                                               2012   1.545       1.762       498,479
                                                                               2011   1.771       1.545       540,687
                                                                               2010   1.627       1.771       574,162
                                                                               2009   1.265       1.627       564,512
                                                                               2008   2.246       1.265       655,778
                                                                               2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.614       1.746            --
                                                                               2012   1.565       1.614       153,415
                                                                               2011   1.688       1.565       169,715
                                                                               2010   1.401       1.688       179,405
                                                                               2009   1.045       1.401       196,624
                                                                               2008   1.661       1.045       226,739
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.018       1.101            --
                                                                               2012   0.990       1.018       336,292
                                                                               2011   1.069       0.990       447,407
                                                                               2010   0.890       1.069       576,675
                                                                               2009   0.666       0.890       666,203
                                                                               2008   1.105       0.666       700,535
                                                                               2007   1.253       1.105        17,679
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.304       1.277       213,881
                                                                               2015   1.284       1.304       306,284
                                                                               2014   1.286       1.284       328,605
                                                                               2013   1.035       1.286       504,625
                                                                               2012   0.874       1.035       630,818
                                                                               2011   0.977       0.874       671,115
                                                                               2010   0.862       0.977       645,990
                                                                               2009   0.631       0.862       683,113
                                                                               2008   1.086       0.631       755,075
                                                                               2007   1.046       1.086       934,133
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.294       1.329       141,805

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.363       1.294       143,141
                                                                          2014   1.352       1.363       189,558
                                                                          2013   1.520       1.352       222,820
                                                                          2012   1.423       1.520       303,714
                                                                          2011   1.306       1.423       310,034
                                                                          2010   1.237       1.306       319,838
                                                                          2009   1.070       1.237       287,113
                                                                          2008   1.172       1.070       303,957
                                                                          2007   1.112       1.172       433,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.422       1.426       580,630
                                                                          2015   1.455       1.422       636,105
                                                                          2014   1.429       1.455       755,981
                                                                          2013   1.491       1.429     1,073,583
                                                                          2012   1.396       1.491     1,529,282
                                                                          2011   1.385       1.396     1,387,380
                                                                          2010   1.310       1.385       774,717
                                                                          2009   1.181       1.310       685,975
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.949       1.956            --
                                                                          2015   1.993       1.949        14,386
                                                                          2014   1.835       1.993        15,229
                                                                          2013   1.411       1.835            --
                                                                          2012   1.305       1.411        21,721
                                                                          2011   1.399       1.305        21,610
                                                                          2010   1.232       1.399        21,418
                                                                          2009   1.018       1.232        20,634
                                                                          2008   1.550       1.018         4,673
                                                                          2007   1.511       1.550        43,579
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151       1.267            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.593       1.629            --
                                                                          2015   1.651       1.593       136,625
                                                                          2014   1.616       1.651       143,017
                                                                          2013   1.628       1.616       372,815
                                                                          2012   1.493       1.628       404,673
                                                                          2011   1.474       1.493       443,771
                                                                          2010   1.344       1.474       481,112
                                                                          2009   1.034       1.344       500,177
                                                                          2008   1.185       1.034       281,588
                                                                          2007   1.137       1.185       368,385
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.772       1.847            --
                                                                          2012   1.617       1.772       300,452
                                                                          2011   2.010       1.617       311,070
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.324       1.501       320,677
                                                                          2015   1.406       1.324       312,374
                                                                          2014   1.270       1.406       376,985
                                                                          2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.090       0.679       892,095
                                                                          2007   1.073       1.090     1,109,989
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.958       2.220        11,119
                                                                          2015   2.076       1.958        12,075
                                                                          2014   1.912       2.076        26,235
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.255       1.265       195,002
                                                                          2015   1.277       1.255       149,247
                                                                          2014   1.220       1.277       155,796
                                                                          2013   1.258       1.220       151,130
                                                                          2012   1.197       1.258       170,353
                                                                          2011   1.149       1.197       193,972
                                                                          2010   1.086       1.149       204,707
                                                                          2009   1.015       1.086       244,693
                                                                          2008   1.075       1.015       347,607
                                                                          2007   1.035       1.075       415,427
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.682       1.645        62,377

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.619       1.682        65,243
                                                                                 2014   1.522       1.619        68,228
                                                                                 2013   1.160       1.522        89,449
                                                                                 2012   1.038       1.160       135,495
                                                                                 2011   1.166       1.038       183,093
                                                                                 2010   0.996       1.166       179,770
                                                                                 2009   0.795       0.996       208,922
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.887       0.870     1,232,140
                                                                                 2015   0.908       0.887     1,562,242
                                                                                 2014   0.929       0.908     1,371,972
                                                                                 2013   0.951       0.929     1,747,083
                                                                                 2012   0.973       0.951     2,213,265
                                                                                 2011   0.996       0.973     2,398,749
                                                                                 2010   1.019       0.996     2,788,304
                                                                                 2009   1.038       1.019     2,986,298
                                                                                 2008   1.033       1.038     4,776,389
                                                                                 2007   1.006       1.033     2,191,855
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.743       0.774            --
                                                                                 2008   1.378       0.743       115,085
                                                                                 2007   1.357       1.378       134,507
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.204       1.323            --
                                                                                 2012   1.066       1.204       176,801
                                                                                 2011   1.163       1.066       178,475
                                                                                 2010   1.040       1.163       179,732
                                                                                 2009   0.874       1.040       157,203
                                                                                 2008   1.467       0.874       171,530
                                                                                 2007   1.442       1.467       192,982
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.181       2.244        62,084
                                                                                 2015   2.171       2.181        77,988
                                                                                 2014   2.001       2.171        75,914
                                                                                 2013   1.544       2.001       100,064
                                                                                 2012   1.425       1.544       103,086
                                                                                 2011   1.505       1.425       109,194
                                                                                 2010   1.337       1.505       107,471
                                                                                 2009   0.917       1.337       160,608
                                                                                 2008   1.729       0.917       189,318
                                                                                 2007   1.470       1.729       350,570
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.553       1.624        53,097
                                                                                 2015   1.549       1.553        41,440
                                                                                 2014   1.434       1.549        44,631
                                                                                 2013   1.217       1.434        84,752
                                                                                 2012   1.108       1.217        47,802
                                                                                 2011   1.092       1.108       104,461
                                                                                 2010   1.019       1.092        42,960
                                                                                 2009   0.883       1.019        40,948
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.755       1.841        25,039
                                                                                 2015   1.754       1.755        26,176
                                                                                 2014   1.622       1.754        27,377
                                                                                 2013   1.241       1.622        37,094
                                                                                 2012   1.126       1.241        66,273
                                                                                 2011   1.200       1.126        52,030
                                                                                 2010   1.096       1.200        46,753
                                                                                 2009   0.850       1.096        44,882
                                                                                 2008   1.384       0.850        45,468
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.900       0.973            --
                                                                                 2010   0.796       0.900        69,303
                                                                                 2009   0.620       0.796       377,802
                                                                                 2008   1.065       0.620       429,900
                                                                                 2007   1.055       1.065       429,944
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.235       1.261        30,699

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.271       1.235        30,762
                                                                     2014   1.245       1.271        30,826
                                                                     2013   1.221       1.245        30,888
                                                                     2012   1.145       1.221       442,846
                                                                     2011   1.135       1.145       464,840
                                                                     2010   1.055       1.135       547,931
                                                                     2009   0.896       1.055       422,602
                                                                     2008   1.071       0.896       393,489
                                                                     2007   1.038       1.071       393,528
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.248       1.294       164,535
                                                                     2015   1.291       1.248       174,667
                                                                     2014   1.259       1.291       973,787
                                                                     2013   1.161       1.259       308,157
                                                                     2012   1.066       1.161       348,045
                                                                     2011   1.080       1.066       359,060
                                                                     2010   0.990       1.080       440,225
                                                                     2009   0.819       0.990       456,936
                                                                     2008   1.070       0.819       397,189
                                                                     2007   1.044       1.070        16,368
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.243       1.301     1,109,487
                                                                     2015   1.289       1.243     1,524,589
                                                                     2014   1.255       1.289     2,381,612
                                                                     2013   1.089       1.255       433,695
                                                                     2012   0.984       1.089       363,710
                                                                     2011   1.021       0.984       580,845
                                                                     2010   0.923       1.021       586,069
                                                                     2009   0.746       0.923       736,500
                                                                     2008   1.070       0.746       830,396
                                                                     2007   1.050       1.070       634,367
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.221       1.290       184,427
                                                                     2015   1.271       1.221       328,622
                                                                     2014   1.236       1.271     2,135,315
                                                                     2013   1.017       1.236       107,875
                                                                     2012   0.902       1.017       108,002
                                                                     2011   0.959       0.902        44,644
                                                                     2010   0.856       0.959       185,462
                                                                     2009   0.678       0.856       186,029
                                                                     2008   1.070       0.678       359,704
                                                                     2007   1.054       1.070       665,980
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.538       1.674       709,843
                                                                     2015   1.559       1.538       729,043
                                                                     2014   1.411       1.559       818,892
                                                                     2013   1.096       1.411     1,089,634
                                                                     2012   0.972       1.096     1,090,098
                                                                     2011   0.978       0.972     1,222,586
                                                                     2010   0.874       0.978     1,315,224
                                                                     2009   0.714       0.874     1,424,412
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.681       1.790       260,731
                                                                     2015   1.726       1.681       284,846
                                                                     2014   1.629       1.726       358,069
                                                                     2013   1.404       1.629       507,404
                                                                     2012   1.290       1.404       700,796
                                                                     2011   1.292       1.290       750,201
                                                                     2010   1.203       1.292       827,928
                                                                     2009   1.040       1.203       843,405
                                                                     2008   1.370       1.040     1,055,838
                                                                     2007   1.346       1.370     1,034,026
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   1.916       2.142       133,259
                                                                     2015   1.963       1.916       135,587
                                                                     2014   1.813       1.963       154,371
                                                                     2013   1.367       1.813       200,800
                                                                     2012   1.199       1.367       109,638
                                                                     2011   1.217       1.199       116,928
                                                                     2010   1.117       1.217       194,883
                                                                     2009   0.946       1.117       285,920
                                                                     2008   1.435       0.946       273,405
                                                                     2007   1.365       1.435       310,544
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.099       2.435        16,517

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.136       2.099        17,062
                                                                                   2014   2.185       2.136        17,412
                                                                                   2013   1.758       2.185        92,635
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.315       1.522       180,973
                                                                                   2015   1.341       1.315       200,607
                                                                                   2014   1.376       1.341       226,464
                                                                                   2013   1.109       1.376       254,635
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.786       1.772        60,843
                                                                                   2015   1.654       1.786        63,352
                                                                                   2014   1.555       1.654        64,039
                                                                                   2013   1.147       1.555       403,427
                                                                                   2012   0.989       1.147       214,405
                                                                                   2011   1.026       0.989       262,441
                                                                                   2010   0.899       1.026       307,400
                                                                                   2009   0.643       0.899       361,706
                                                                                   2008   1.135       0.643       356,675
                                                                                   2007   1.064       1.135       139,496
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.265       2.468       193,766
                                                                                   2015   2.262       2.265       208,698
                                                                                   2014   2.171       2.262       242,791
                                                                                   2013   1.541       2.171       461,010
                                                                                   2012   1.360       1.541       586,329
                                                                                   2011   1.372       1.360       688,470
                                                                                   2010   1.043       1.372       788,168
                                                                                   2009   0.770       1.043       607,650
                                                                                   2008   1.176       0.770       629,902
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.130       1.170            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.114       1.104       210,917
                                                                                   2015   1.132       1.114       210,952
                                                                                   2014   1.125       1.132        49,000
                                                                                   2013   1.157       1.125        62,783
                                                                                   2012   1.144       1.157       103,987
                                                                                   2011   1.108       1.144       181,278
                                                                                   2010   1.070       1.108       386,489
                                                                                   2009   1.048       1.070       408,253
                                                                                   2008   1.074       1.048       176,288
                                                                                   2007   1.052       1.074       156,346
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.088       1.108            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.143       1.178            --
                                                                                   2008   1.116       1.143       835,476
                                                                                   2007   1.050       1.116       794,155
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.000       2.161            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.104       2.242            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.428       1.526        18,960
                                                                                   2013   1.231       1.428        18,665
                                                                                   2012   1.138       1.231        14,655
                                                                                   2011   1.165       1.138        11,631
                                                                                   2010   1.063       1.165         3,285
                                                                                   2009   0.885       1.063         3,170
                                                                                   2008   1.211       0.885         3,100
                                                                                   2007   1.118       1.211         3,195
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.995       0.963            --
                                                                                   2008   1.586       0.995       156,985
                                                                                   2007   1.662       1.586       226,055
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.806       0.824            --
                                                                                   2008   1.449       0.806            --
                                                                                   2007   1.319       1.449            --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2016   2.104       2.068           --
                                                                                      2015   2.014       2.104           --
                                                                                      2014   2.015       2.014           --
                                                                                      2013   1.597       2.015           --
                                                                                      2012   1.334       1.597           --
                                                                                      2011   1.499       1.334           --
                                                                                      2010   1.374       1.499           --
                                                                                      2009   0.988       1.374           --
                                                                                      2008   1.642       0.988           --
                                                                                      2007   1.464       1.642           --
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2016   1.928       2.062           --
                                                                                      2015   1.847       1.928           --
                                                                                      2014   1.743       1.847           --
                                                                                      2013   1.371       1.743           --
                                                                                      2012   1.191       1.371           --
                                                                                      2011   1.274       1.191           --
                                                                                      2010   1.099       1.274           --
                                                                                      2009   0.807       1.099           --
                                                                                      2008   1.475       0.807           --
                                                                                      2007   1.344       1.475           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   1.672       1.821           --
                                                                                      2015   1.687       1.672           --
                                                                                      2014   1.561       1.687           --
                                                                                      2013   1.197       1.561           --
                                                                                      2012   1.044       1.197           --
                                                                                      2011   1.088       1.044           --
                                                                                      2010   1.000       1.088           --
                                                                                      2009   0.780       1.000           --
                                                                                      2008   1.285       0.780        6,960
                                                                                      2007   1.252       1.285        7,514
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.254       1.198           --
                                                                                      2007   1.199       1.254           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   0.960       0.904           --
                                                                                      2007   1.105       0.960           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   1.997       2.102           --
                                                                                      2015   2.036       1.997           --
                                                                                      2014   1.867       2.036           --
                                                                                      2013   1.460       1.867           --
                                                                                      2012   1.287       1.460           --
                                                                                      2011   1.355       1.287           --
                                                                                      2010   1.187       1.355           --
                                                                                      2009   0.897       1.187           --
                                                                                      2008   1.602       0.897        6,151
                                                                                      2007   1.398       1.602        6,112
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.014       2.020           --
                                                                                      2015   2.041       2.014           --
                                                                                      2014   1.888       2.041           --
                                                                                      2013   1.398       1.888           --
                                                                                      2012   1.171       1.398           --
                                                                                      2011   1.233       1.171           --
                                                                                      2010   1.070       1.233           --
                                                                                      2009   0.807       1.070           --
                                                                                      2008   1.408       0.807           --
                                                                                      2007   1.351       1.408           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.223       2.430           --
                                                                                      2015   2.313       2.223           --
                                                                                      2014   2.234       2.313           --
                                                                                      2013   1.683       2.234           --
                                                                                      2012   1.504       1.683           --
                                                                                      2011   1.727       1.504           --
                                                                                      2010   1.375       1.727           --
                                                                                      2009   1.008       1.375           --
                                                                                      2008   1.708       1.008           --
                                                                                      2007   1.516       1.708           --
Franklin Templeton Variable Insurance Products Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   2.310       2.096    --
                                                                                  2007   1.837       2.310    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2016   1.314       1.376    --
                                                                                  2015   1.439       1.314    --
                                                                                  2014   1.658       1.439    --
                                                                                  2013   1.380       1.658    --
                                                                                  2012   1.195       1.380    --
                                                                                  2011   1.369       1.195    --
                                                                                  2010   1.293       1.369    --
                                                                                  2009   0.966       1.293    --
                                                                                  2008   1.659       0.966    --
                                                                                  2007   1.471       1.659    --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.226       1.240    --
                                                                                  2009   0.999       1.226    --
                                                                                  2008   1.441       0.999    --
                                                                                  2007   1.213       1.441    --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.298       1.220    --
                                                                                  2007   1.215       1.298    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.412       1.508    --
                                                                                  2010   1.162       1.412    --
                                                                                  2009   0.758       1.162    --
                                                                                  2008   1.386       0.758    --
                                                                                  2007   1.166       1.386    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.098       2.074    --
                                                                                  2015   2.186       2.098    --
                                                                                  2014   1.859       2.186    --
                                                                                  2013   1.288       1.859    --
                                                                                  2012   1.111       1.288    --
                                                                                  2011   1.110       1.111    --
                                                                                  2010   0.909       1.110    --
                                                                                  2009   0.691       0.909    --
                                                                                  2008   1.188       0.691    --
                                                                                  2007   1.238       1.188    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.444       1.449    --
                                                                                  2013   1.119       1.444    --
                                                                                  2012   0.996       1.119    --
                                                                                  2011   1.087       0.996    --
                                                                                  2010   0.955       1.087    --
                                                                                  2009   0.756       0.955    --
                                                                                  2008   1.220       0.756    --
                                                                                  2007   1.280       1.220    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.790       1.920    --
                                                                                  2015   1.804       1.790    --
                                                                                  2014   1.664       1.804    --
                                                                                  2013   1.310       1.664    --
                                                                                  2012   1.157       1.310    --
                                                                                  2011   1.155       1.157    --
                                                                                  2010   1.049       1.155    --
                                                                                  2009   0.880       1.049    --
                                                                                  2008   1.274       0.880    --
                                                                                  2007   1.237       1.274    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.808       1.897    --
                                                                                  2015   1.686       1.808    --
                                                                                  2014   1.514       1.686    --
                                                                                  2013   1.124       1.514    --
                                                                                  2012   0.957       1.124    --
                                                                                  2011   0.986       0.957    --
                                                                                  2010   0.919       0.986    --
                                                                                  2009   0.661       0.919    --
                                                                                  2008   1.079       0.661    --
                                                                                  2007   1.083       1.079    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   1.662       1.835    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.752       1.662           --
                                                                                 2014   1.606       1.752           --
                                                                                 2013   1.242       1.606           --
                                                                                 2012   1.091       1.242           --
                                                                                 2011   1.065       1.091           --
                                                                                 2010   0.996       1.065           --
                                                                                 2009   0.819       0.996           --
                                                                                 2008   1.302       0.819           --
                                                                                 2007   1.283       1.302           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   2.111       2.182           --
                                                                                 2015   2.260       2.111           --
                                                                                 2014   2.223       2.260           --
                                                                                 2013   1.548       2.223           --
                                                                                 2012   1.327       1.548           --
                                                                                 2011   1.340       1.327           --
                                                                                 2010   1.096       1.340           --
                                                                                 2009   0.786       1.096           --
                                                                                 2008   1.357       0.786           --
                                                                                 2007   1.263       1.357           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.778       0.756           --
                                                                                 2008   1.275       0.778           --
                                                                                 2007   1.244       1.275           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.937       0.924           --
                                                                                 2010   0.879       0.937           --
                                                                                 2009   0.766       0.879           --
                                                                                 2008   0.995       0.766        6,442
                                                                                 2007   1.006       0.995        9,730
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.234       1.291           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.049       1.091           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.210       1.249           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.195       1.246           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.276       1.323           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.372       1.508           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.309       1.259           --
                                                                                 2007   1.264       1.309           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.626       1.817           --
                                                                                 2015   1.728       1.626           --
                                                                                 2014   1.708       1.728           --
                                                                                 2013   1.592       1.708           --
                                                                                 2012   1.394       1.592           --
                                                                                 2011   1.391       1.394           --
                                                                                 2010   1.225       1.391           --
                                                                                 2009   0.851       1.225           --
                                                                                 2008   1.148       0.851           --
                                                                                 2007   1.144       1.148           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.071       1.058           --
                                                                                 2015   1.110       1.071           --
                                                                                 2014   1.000       1.110           --
                                                                                 2013   0.987       1.000           --
                                                                                 2012   0.800       0.987           --
                                                                                 2011   0.864       0.800           --
                                                                                 2010   0.761       0.864           --
                                                                                 2009   0.577       0.761           --
                                                                                 2008   1.010       0.577       10,529
                                                                                 2007   1.214       1.010        9,391
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   2.007       2.085           --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.592       2.007           --
                                                                            2012   1.327       1.592           --
                                                                            2011   1.466       1.327           --
                                                                            2010   1.368       1.466           --
                                                                            2009   0.978       1.368           --
                                                                            2008   1.722       0.978           --
                                                                            2007   1.351       1.722           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.187       2.200           --
                                                                            2015   2.328       2.187           --
                                                                            2014   2.079       2.328           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.738       1.841           --
                                                                            2015   1.860       1.738           --
                                                                            2014   2.015       1.860           --
                                                                            2013   1.577       2.015           --
                                                                            2012   1.247       1.577           --
                                                                            2011   1.484       1.247           --
                                                                            2010   1.303       1.484           --
                                                                            2009   0.858       1.303           --
                                                                            2008   1.482       0.858           --
                                                                            2007   1.530       1.482           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.575       1.804       20,241
                                                                            2015   1.715       1.575       21,554
                                                                            2014   1.606       1.715       17,165
                                                                            2013   1.214       1.606           --
                                                                            2012   1.049       1.214           --
                                                                            2011   1.090       1.049           --
                                                                            2010   0.971       1.090           --
                                                                            2009   0.782       0.971           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.213       1.368           --
                                                                            2015   1.364       1.213           --
                                                                            2014   1.274       1.364           --
                                                                            2013   1.001       1.274           --
                                                                            2012   0.893       1.001           --
                                                                            2011   0.950       0.893           --
                                                                            2010   0.774       0.950           --
                                                                            2009   0.627       0.774           --
                                                                            2008   1.048       0.627           --
                                                                            2007   1.067       1.048           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.067       2.256           --
                                                                            2015   2.147       2.067           --
                                                                            2014   2.031       2.147           --
                                                                            2013   1.480       2.031           --
                                                                            2012   1.279       1.480           --
                                                                            2011   1.320       1.279           --
                                                                            2010   1.069       1.320           --
                                                                            2009   0.815       1.069           --
                                                                            2008   1.359       0.815           --
                                                                            2007   1.249       1.359           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.664       2.127           --
                                                                            2015   1.837       1.664           --
                                                                            2014   1.797       1.837           --
                                                                            2013   1.380       1.797           --
                                                                            2012   1.222       1.380           --
                                                                            2011   1.392       1.222           --
                                                                            2010   1.192       1.392           --
                                                                            2009   0.945       1.192           --
                                                                            2008   1.294       0.945           --
                                                                            2007   1.338       1.294           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.879       0.867           --
                                                                            2008   1.204       0.879           --
                                                                            2007   1.159       1.204           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.623       1.668           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.693       1.623            --
                                                                               2014   1.649       1.693            --
                                                                               2013   1.561       1.649            --
                                                                               2012   1.412       1.561            --
                                                                               2011   1.379       1.412            --
                                                                               2010   1.247       1.379            --
                                                                               2009   0.931       1.247            --
                                                                               2008   1.168       0.931            --
                                                                               2007   1.120       1.168            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   1.255       1.366            --
                                                                               2015   1.490       1.255            --
                                                                               2014   1.632       1.490            --
                                                                               2013   1.759       1.632            --
                                                                               2012   1.515       1.759            --
                                                                               2011   1.907       1.515            --
                                                                               2010   1.579       1.907            --
                                                                               2009   0.957       1.579            --
                                                                               2008   2.099       0.957            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.721       0.684            --
                                                                               2008   1.288       0.721            --
                                                                               2007   1.178       1.288            --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.365       1.428            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.792       1.896            --
                                                                               2015   1.756       1.792            --
                                                                               2014   1.583       1.756            --
                                                                               2013   1.208       1.583            --
                                                                               2012   1.089       1.208            --
                                                                               2011   1.113       1.089            --
                                                                               2010   1.012       1.113            --
                                                                               2009   0.869       1.012            --
                                                                               2008   1.419       0.869            --
                                                                               2007   1.416       1.419            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.167       1.243        39,246
                                                                               2015   1.220       1.167        39,278
                                                                               2014   1.188       1.220        39,312
                                                                               2013   0.939       1.188        39,345
                                                                               2012   0.824       0.939        39,382
                                                                               2011   0.968       0.824        39,426
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.170       1.499            --
                                                                               2015   1.266       1.170            --
                                                                               2014   1.274       1.266            --
                                                                               2013   0.985       1.274            --
                                                                               2012   0.855       0.985            --
                                                                               2011   0.961       0.855            --
                                                                               2010   0.821       0.961            --
                                                                               2009   0.665       0.821            --
                                                                               2008   0.970       0.665            --
                                                                               2007   1.024       0.970            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.402       1.358        16,686
                                                                               2015   1.462       1.402        16,531
                                                                               2014   1.608       1.462        28,376
                                                                               2013   1.380       1.608        33,485
                                                                               2012   1.211       1.380        36,399
                                                                               2011   1.389       1.211        85,215
                                                                               2010   1.276       1.389       110,147
                                                                               2009   0.993       1.276       123,124
                                                                               2008   1.764       0.993       144,732
                                                                               2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.218       1.317            --
                                                                               2012   1.181       1.218            --
                                                                               2011   1.275       1.181            --
                                                                               2010   1.059       1.275            --
                                                                               2009   0.790       1.059            --
                                                                               2008   1.256       0.790            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.014       1.097            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.987       1.014        20,631
                                                                          2011   1.066       0.987        22,778
                                                                          2010   0.888       1.066         1,211
                                                                          2009   0.665       0.888         1,320
                                                                          2008   1.104       0.665         1,150
                                                                          2007   1.252       1.104            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.298       1.270            --
                                                                          2015   1.278       1.298            --
                                                                          2014   1.281       1.278            --
                                                                          2013   1.032       1.281            --
                                                                          2012   0.872       1.032            --
                                                                          2011   0.974       0.872            --
                                                                          2010   0.861       0.974            --
                                                                          2009   0.630       0.861            --
                                                                          2008   1.085       0.630         8,987
                                                                          2007   1.046       1.085         8,884
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.182       1.215            --
                                                                          2015   1.247       1.182            --
                                                                          2014   1.237       1.247            --
                                                                          2013   1.391       1.237            --
                                                                          2012   1.303       1.391            --
                                                                          2011   1.197       1.303            --
                                                                          2010   1.134       1.197            --
                                                                          2009   0.981       1.134            --
                                                                          2008   1.076       0.981            --
                                                                          2007   1.021       1.076            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.372       1.375       226,294
                                                                          2015   1.405       1.372       272,846
                                                                          2014   1.380       1.405       588,805
                                                                          2013   1.441       1.380       706,686
                                                                          2012   1.350       1.441     1,401,293
                                                                          2011   1.339       1.350     1,457,451
                                                                          2010   1.268       1.339            --
                                                                          2009   1.143       1.268            --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.665       1.670            --
                                                                          2015   1.703       1.665            --
                                                                          2014   1.569       1.703            --
                                                                          2013   1.207       1.569            --
                                                                          2012   1.117       1.207            --
                                                                          2011   1.198       1.117            --
                                                                          2010   1.055       1.198            --
                                                                          2009   0.872       1.055            --
                                                                          2008   1.330       0.872            --
                                                                          2007   1.297       1.330            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.150       1.266            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.583       1.619            --
                                                                          2015   1.642       1.583            --
                                                                          2014   1.608       1.642            --
                                                                          2013   1.621       1.608            --
                                                                          2012   1.487       1.621            --
                                                                          2011   1.469       1.487            --
                                                                          2010   1.340       1.469            --
                                                                          2009   1.031       1.340            --
                                                                          2008   1.183       1.031         8,976
                                                                          2007   1.136       1.183         9,573
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.322       1.379            --
                                                                          2012   1.208       1.322            --
                                                                          2011   1.502       1.208            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.318       1.493            --
                                                                          2015   1.400       1.318            --
                                                                          2014   1.265       1.400            --
                                                                          2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
                                                                          2008   1.089       0.678        16,728
                                                                          2007   1.072       1.089        17,763

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   1.484       1.683            --
                                                                                 2015   1.574       1.484            --
                                                                                 2014   1.450       1.574            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.214       1.223            --
                                                                                 2015   1.235       1.214            --
                                                                                 2014   1.181       1.235            --
                                                                                 2013   1.218       1.181            --
                                                                                 2012   1.160       1.218            --
                                                                                 2011   1.114       1.160            --
                                                                                 2010   1.053       1.114            --
                                                                                 2009   0.985       1.053            --
                                                                                 2008   1.044       0.985         5,265
                                                                                 2007   1.006       1.044         9,323
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.435       1.403            --
                                                                                 2015   1.383       1.435            --
                                                                                 2014   1.300       1.383            --
                                                                                 2013   0.991       1.300            --
                                                                                 2012   0.888       0.991            --
                                                                                 2011   0.998       0.888            --
                                                                                 2010   0.853       0.998            --
                                                                                 2009   0.680       0.853            --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.895       0.877     1,741,943
                                                                                 2015   0.916       0.895     1,324,757
                                                                                 2014   0.938       0.916     1,678,128
                                                                                 2013   0.960       0.938     1,850,491
                                                                                 2012   0.983       0.960     2,191,992
                                                                                 2011   1.006       0.983     2,956,894
                                                                                 2010   1.030       1.006     3,591,722
                                                                                 2009   1.050       1.030     5,196,783
                                                                                 2008   1.045       1.050     5,906,840
                                                                                 2007   1.019       1.045     5,419,780
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.636       0.662            --
                                                                                 2008   1.181       0.636            --
                                                                                 2007   1.163       1.181            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.996       1.094            --
                                                                                 2012   0.882       0.996            --
                                                                                 2011   0.963       0.882            --
                                                                                 2010   0.861       0.963            --
                                                                                 2009   0.724       0.861            --
                                                                                 2008   1.216       0.724         7,698
                                                                                 2007   1.196       1.216         7,990
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.674       1.721            --
                                                                                 2015   1.667       1.674            --
                                                                                 2014   1.537       1.667            --
                                                                                 2013   1.186       1.537            --
                                                                                 2012   1.095       1.186            --
                                                                                 2011   1.158       1.095            --
                                                                                 2010   1.029       1.158            --
                                                                                 2009   0.706       1.029            --
                                                                                 2008   1.332       0.706            --
                                                                                 2007   1.133       1.332            --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.544       1.614            --
                                                                                 2015   1.541       1.544            --
                                                                                 2014   1.427       1.541            --
                                                                                 2013   1.211       1.427            --
                                                                                 2012   1.104       1.211            --
                                                                                 2011   1.089       1.104            --
                                                                                 2010   1.016       1.089            --
                                                                                 2009   0.880       1.016            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.507       1.580            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2015   1.507       1.507             --
                                                                       2014   1.394       1.507             --
                                                                       2013   1.068       1.394             --
                                                                       2012   0.969       1.068             --
                                                                       2011   1.033       0.969             --
                                                                       2010   0.945       1.033             --
                                                                       2009   0.733       0.945             --
                                                                       2008   1.193       0.733             --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.898       0.971             --
                                                                       2010   0.795       0.898         39,476
                                                                       2009   0.619       0.795         39,529
                                                                       2008   1.064       0.619         39,583
                                                                       2007   1.055       1.064         39,627
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.229       1.255             --
                                                                       2015   1.265       1.229             --
                                                                       2014   1.240       1.265             --
                                                                       2013   1.217       1.240             --
                                                                       2012   1.142       1.217             --
                                                                       2011   1.132       1.142             --
                                                                       2010   1.053       1.132             --
                                                                       2009   0.894       1.053             --
                                                                       2008   1.070       0.894          9,920
                                                                       2007   1.037       1.070         10,580
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.242       1.287             --
                                                                       2015   1.285       1.242             --
                                                                       2014   1.254       1.285         17,117
                                                                       2013   1.157       1.254             --
                                                                       2012   1.063       1.157             --
                                                                       2011   1.077       1.063             --
                                                                       2010   0.989       1.077             --
                                                                       2009   0.818       0.989             --
                                                                       2008   1.069       0.818             --
                                                                       2007   1.044       1.069             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.237       1.295      9,773,896
                                                                       2015   1.283       1.237     11,263,079
                                                                       2014   1.250       1.283     12,623,069
                                                                       2013   1.085       1.250             --
                                                                       2012   0.981       1.085             --
                                                                       2011   1.018       0.981             --
                                                                       2010   0.921       1.018             --
                                                                       2009   0.745       0.921             --
                                                                       2008   1.069       0.745             --
                                                                       2007   1.049       1.069             --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.215       1.283     62,797,417
                                                                       2015   1.265       1.215     66,326,083
                                                                       2014   1.231       1.265     71,103,443
                                                                       2013   1.014       1.231         70,440
                                                                       2012   0.900       1.014         74,916
                                                                       2011   0.957       0.900         80,109
                                                                       2010   0.854       0.957         85,477
                                                                       2009   0.678       0.854         91,251
                                                                       2008   1.069       0.678         98,175
                                                                       2007   1.054       1.069        104,041
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2016   1.530       1.664             --
                                                                       2015   1.552       1.530             --
                                                                       2014   1.405       1.552             --
                                                                       2013   1.092       1.405         10,394
                                                                       2012   0.969       1.092         11,168
                                                                       2011   0.976       0.969         12,447
                                                                       2010   0.873       0.976         12,456
                                                                       2009   0.713       0.873         13,259
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2016   1.479       1.574             --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.519       1.479            --
                                                                                   2014   1.434       1.519            --
                                                                                   2013   1.236       1.434            --
                                                                                   2012   1.137       1.236            --
                                                                                   2011   1.139       1.137            --
                                                                                   2010   1.061       1.139            --
                                                                                   2009   0.918       1.061            --
                                                                                   2008   1.210       0.918         5,781
                                                                                   2007   1.189       1.210         8,009
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   1.905       2.128            --
                                                                                   2015   1.953       1.905            --
                                                                                   2014   1.804       1.953            --
                                                                                   2013   1.361       1.804            --
                                                                                   2012   1.195       1.361            --
                                                                                   2011   1.213       1.195            --
                                                                                   2010   1.114       1.213            --
                                                                                   2009   0.944       1.114            --
                                                                                   2008   1.433       0.944            --
                                                                                   2007   1.363       1.433            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.581       1.833            --
                                                                                   2015   1.610       1.581            --
                                                                                   2014   1.648       1.610            --
                                                                                   2013   1.326       1.648            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.308       1.513            --
                                                                                   2015   1.334       1.308            --
                                                                                   2014   1.370       1.334            --
                                                                                   2013   1.104       1.370            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.778       1.763            --
                                                                                   2015   1.647       1.778            --
                                                                                   2014   1.549       1.647            --
                                                                                   2013   1.143       1.549            --
                                                                                   2012   0.986       1.143        49,240
                                                                                   2011   1.023       0.986       143,122
                                                                                   2010   0.897       1.023       140,258
                                                                                   2009   0.642       0.897       262,608
                                                                                   2008   1.134       0.642       166,329
                                                                                   2007   1.063       1.134            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   1.737       1.891            --
                                                                                   2015   1.736       1.737            --
                                                                                   2014   1.666       1.736        26,136
                                                                                   2013   1.183       1.666        28,914
                                                                                   2012   1.045       1.183            --
                                                                                   2011   1.055       1.045            --
                                                                                   2010   0.802       1.055            --
                                                                                   2009   0.592       0.802        64,741
                                                                                   2008   0.906       0.592        19,779
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.128       1.168            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.107       1.097            --
                                                                                   2015   1.126       1.107            --
                                                                                   2014   1.119       1.126            --
                                                                                   2013   1.152       1.119            --
                                                                                   2012   1.140       1.152            --
                                                                                   2011   1.104       1.140            --
                                                                                   2010   1.067       1.104            --
                                                                                   2009   1.045       1.067            --
                                                                                   2008   1.072       1.045            --
                                                                                   2007   1.051       1.072            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   0.999       1.017            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.106       1.140            --
                                                                                   2008   1.081       1.106            --
                                                                                   2007   1.017       1.081            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.572       1.697            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.412       1.504            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.421       1.518    --
                                                                      2013   1.226       1.421    --
                                                                      2012   1.134       1.226    --
                                                                      2011   1.161       1.134    --
                                                                      2010   1.060       1.161    --
                                                                      2009   0.883       1.060    --
                                                                      2008   1.209       0.883    --
                                                                      2007   1.116       1.209    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   0.782       0.757    --
                                                                      2008   1.247       0.782    --
                                                                      2007   1.308       1.247    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.700       0.715    --
                                                                      2008   1.258       0.700    --
                                                                      2007   1.146       1.258    --





                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2016   2.085       2.048        90,482
                                                                             2015   1.997       2.085       100,348
                                                                             2014   1.999       1.997       206,347
                                                                             2013   1.585       1.999       208,881
                                                                             2012   1.325       1.585       261,203
                                                                             2011   1.489       1.325       264,594
                                                                             2010   1.365       1.489       260,760
                                                                             2009   0.983       1.365       238,175
                                                                             2008   1.634       0.983       313,588
                                                                             2007   1.457       1.634       302,749
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   1.893       2.023       223,344
                                                                             2015   1.814       1.893       258,304
                                                                             2014   1.713       1.814       440,989
                                                                             2013   1.348       1.713       502,065
                                                                             2012   1.172       1.348       577,067
                                                                             2011   1.254       1.172       614,177
                                                                             2010   1.082       1.254       637,392
                                                                             2009   0.795       1.082       688,936
                                                                             2008   1.453       0.795       784,927
                                                                             2007   1.325       1.453       894,474
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   1.644       1.790       108,010
                                                                             2015   1.660       1.644       127,913
                                                                             2014   1.537       1.660       176,207
                                                                             2013   1.179       1.537       252,382
                                                                             2012   1.028       1.179       361,564
                                                                             2011   1.073       1.028       421,497
                                                                             2010   0.986       1.073       433,511
                                                                             2009   0.770       0.986       676,238
                                                                             2008   1.269       0.770       712,191
                                                                             2007   1.237       1.269       947,241
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.239       1.183            --
                                                                             2007   1.185       1.239        80,873
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   0.993       0.935            --
                                                                             2007   1.144       0.993        96,887
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)....... 2016   1.950       2.051        55,905

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   1.989       1.950        57,655
                                                                                      2014   1.825       1.989        92,011
                                                                                      2013   1.427       1.825       106,575
                                                                                      2012   1.259       1.427       108,391
                                                                                      2011   1.326       1.259       121,933
                                                                                      2010   1.162       1.326       126,803
                                                                                      2009   0.878       1.162       162,252
                                                                                      2008   1.570       0.878       171,256
                                                                                      2007   1.371       1.570       188,373
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.020       2.025            --
                                                                                      2015   2.048       2.020            --
                                                                                      2014   1.896       2.048            --
                                                                                      2013   1.405       1.896            --
                                                                                      2012   1.177       1.405            --
                                                                                      2011   1.240       1.177            --
                                                                                      2010   1.076       1.240            --
                                                                                      2009   0.812       1.076         5,053
                                                                                      2008   1.418       0.812         5,024
                                                                                      2007   1.361       1.418         4,785
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   2.264       2.473        50,833
                                                                                      2015   2.357       2.264        55,441
                                                                                      2014   2.277       2.357       109,346
                                                                                      2013   1.716       2.277       140,774
                                                                                      2012   1.535       1.716       153,859
                                                                                      2011   1.764       1.535       168,703
                                                                                      2010   1.405       1.764       175,491
                                                                                      2009   1.030       1.405       233,342
                                                                                      2008   1.747       1.030       200,539
                                                                                      2007   1.551       1.747       222,946
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.467       2.238            --
                                                                                      2007   1.962       2.467       127,952
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.311       1.372       380,097
                                                                                      2015   1.436       1.311       408,308
                                                                                      2014   1.655       1.436       444,499
                                                                                      2013   1.379       1.655       460,677
                                                                                      2012   1.195       1.379       479,599
                                                                                      2011   1.369       1.195       497,969
                                                                                      2010   1.294       1.369       491,308
                                                                                      2009   0.967       1.294       776,946
                                                                                      2008   1.661       0.967       734,973
                                                                                      2007   1.474       1.661     1,009,051
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.194       1.207            --
                                                                                      2009   0.973       1.194            --
                                                                                      2008   1.405       0.973            --
                                                                                      2007   1.182       1.405            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.377       1.294            --
                                                                                      2007   1.290       1.377            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.458       1.557            --
                                                                                      2010   1.201       1.458        30,190
                                                                                      2009   0.784       1.201        17,501
                                                                                      2008   1.433       0.784        18,690
                                                                                      2007   1.206       1.433        20,826
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.117       2.092         9,963
                                                                                      2015   2.207       2.117        11,947
                                                                                      2014   1.878       2.207        39,479
                                                                                      2013   1.301       1.878        52,507
                                                                                      2012   1.123       1.301        68,765
                                                                                      2011   1.122       1.123        71,966
                                                                                      2010   0.920       1.122        76,310
                                                                                      2009   0.700       0.920       375,983
                                                                                      2008   1.203       0.700       361,066
                                                                                      2007   1.255       1.203       375,920
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.444       1.448            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.119       1.444        95,035
                                                                                 2012   0.997       1.119        51,376
                                                                                 2011   1.089       0.997        51,383
                                                                                 2010   0.956       1.089        51,390
                                                                                 2009   0.757       0.956        51,398
                                                                                 2008   1.223       0.757        51,407
                                                                                 2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   1.763       1.889            --
                                                                                 2015   1.777       1.763            --
                                                                                 2014   1.640       1.777            --
                                                                                 2013   1.292       1.640            --
                                                                                 2012   1.142       1.292        10,004
                                                                                 2011   1.140       1.142            --
                                                                                 2010   1.037       1.140            --
                                                                                 2009   0.870       1.037            --
                                                                                 2008   1.260       0.870         1,606
                                                                                 2007   1.224       1.260         4,254
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   1.776       1.862            --
                                                                                 2015   1.657       1.776            --
                                                                                 2014   1.489       1.657            --
                                                                                 2013   1.106       1.489            --
                                                                                 2012   0.941       1.106            --
                                                                                 2011   0.971       0.941            --
                                                                                 2010   0.905       0.971            --
                                                                                 2009   0.651       0.905            --
                                                                                 2008   1.064       0.651            --
                                                                                 2007   1.068       1.064            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2016   1.671       1.844            --
                                                                                 2015   1.762       1.671            --
                                                                                 2014   1.616       1.762            --
                                                                                 2013   1.250       1.616            --
                                                                                 2012   1.100       1.250            --
                                                                                 2011   1.073       1.100            --
                                                                                 2010   1.004       1.073            --
                                                                                 2009   0.826       1.004            --
                                                                                 2008   1.314       0.826            --
                                                                                 2007   1.296       1.314            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2016   2.187       2.259         7,216
                                                                                 2015   2.343       2.187         7,221
                                                                                 2014   2.306       2.343         9,664
                                                                                 2013   1.606       2.306        15,511
                                                                                 2012   1.378       1.606        16,276
                                                                                 2011   1.392       1.378        25,762
                                                                                 2010   1.139       1.392        26,111
                                                                                 2009   0.817       1.139        31,574
                                                                                 2008   1.411       0.817        40,158
                                                                                 2007   1.314       1.411        37,389
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.765       0.742            --
                                                                                 2008   1.253       0.765        24,030
                                                                                 2007   1.224       1.253        23,895
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.943       0.929            --
                                                                                 2010   0.884       0.943       156,088
                                                                                 2009   0.771       0.884       161,688
                                                                                 2008   1.002       0.771       151,651
                                                                                 2007   1.013       1.002       545,659
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.238       1.296            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.035       1.076            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.226       1.266            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.183       1.232            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.269       1.315            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.343       1.477            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.312       1.261            --
                                                                          2007   1.267       1.312        25,544
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.638       1.829        33,373
                                                                          2015   1.741       1.638        37,558
                                                                          2014   1.722       1.741        86,170
                                                                          2013   1.605       1.722       101,529
                                                                          2012   1.407       1.605       154,593
                                                                          2011   1.404       1.407       210,037
                                                                          2010   1.237       1.404       215,815
                                                                          2009   0.860       1.237       202,696
                                                                          2008   1.161       0.860       247,890
                                                                          2007   1.157       1.161       246,784
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.066       1.053         7,445
                                                                          2015   1.105       1.066         8,362
                                                                          2014   0.996       1.105       125,000
                                                                          2013   0.983       0.996       125,860
                                                                          2012   0.798       0.983       134,673
                                                                          2011   0.862       0.798       134,023
                                                                          2010   0.760       0.862       134,130
                                                                          2009   0.576       0.760       158,046
                                                                          2008   1.009       0.576       118,382
                                                                          2007   1.214       1.009       110,302
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.009       2.087            --
                                                                          2013   1.594       2.009        63,602
                                                                          2012   1.329       1.594        71,832
                                                                          2011   1.469       1.329        94,443
                                                                          2010   1.372       1.469        92,218
                                                                          2009   0.981       1.372       375,264
                                                                          2008   1.729       0.981       346,151
                                                                          2007   1.358       1.729       362,992
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.187       2.199        14,197
                                                                          2015   2.329       2.187        15,911
                                                                          2014   2.081       2.329        41,894
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.738       1.840        26,094
                                                                          2015   1.861       1.738        27,002
                                                                          2014   2.017       1.861        27,006
                                                                          2013   1.580       2.017        32,227
                                                                          2012   1.250       1.580        26,025
                                                                          2011   1.488       1.250        25,432
                                                                          2010   1.307       1.488        25,159
                                                                          2009   0.861       1.307        34,601
                                                                          2008   1.488       0.861        42,265
                                                                          2007   1.537       1.488        65,892
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.561       1.788       354,804
                                                                          2015   1.701       1.561       377,870
                                                                          2014   1.594       1.701       467,139
                                                                          2013   1.206       1.594       161,095
                                                                          2012   1.042       1.206       176,627
                                                                          2011   1.083       1.042       185,883
                                                                          2010   0.966       1.083       187,809
                                                                          2009   0.778       0.966       190,168
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.207       1.361       155,631
                                                                          2015   1.358       1.207       164,499
                                                                          2014   1.269       1.358       285,919
                                                                          2013   0.997       1.269       345,310
                                                                          2012   0.891       0.997       389,363
                                                                          2011   0.947       0.891       426,857
                                                                          2010   0.773       0.947       440,222
                                                                          2009   0.626       0.773       491,495
                                                                          2008   1.047       0.626       457,927
                                                                          2007   1.066       1.047       525,674
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.056       2.243         5,463

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.136       2.056         5,465
                                                                              2014   2.023       2.136         5,467
                                                                              2013   1.474       2.023         7,796
                                                                              2012   1.274       1.474         7,891
                                                                              2011   1.316       1.274         7,875
                                                                              2010   1.066       1.316         8,097
                                                                              2009   0.814       1.066         8,154
                                                                              2008   1.358       0.814         8,355
                                                                              2007   1.248       1.358         8,393
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.655       2.114            --
                                                                              2015   1.828       1.655            --
                                                                              2014   1.789       1.828            --
                                                                              2013   1.375       1.789           825
                                                                              2012   1.218       1.375           868
                                                                              2011   1.388       1.218           919
                                                                              2010   1.189       1.388           974
                                                                              2009   0.944       1.189         1,021
                                                                              2008   1.293       0.944         1,023
                                                                              2007   1.337       1.293        34,191
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.890       0.878            --
                                                                              2008   1.220       0.890        33,588
                                                                              2007   1.175       1.220        42,930
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.633       1.678            --
                                                                              2015   1.704       1.633           832
                                                                              2014   1.661       1.704           835
                                                                              2013   1.573       1.661         3,343
                                                                              2012   1.423       1.573        20,823
                                                                              2011   1.391       1.423        29,617
                                                                              2010   1.259       1.391        42,058
                                                                              2009   0.940       1.259        13,654
                                                                              2008   1.180       0.940        16,640
                                                                              2007   1.131       1.180        19,932
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.335       1.453       370,933
                                                                              2015   1.586       1.335       385,112
                                                                              2014   1.738       1.586       492,678
                                                                              2013   1.873       1.738       127,378
                                                                              2012   1.614       1.873       126,007
                                                                              2011   2.034       1.614       140,892
                                                                              2010   1.685       2.034       141,046
                                                                              2009   1.021       1.685       148,540
                                                                              2008   2.242       1.021       128,738
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.715       0.677            --
                                                                              2008   1.276       0.715        19,215
                                                                              2007   1.168       1.276        21,852
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.371       1.434            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.792       1.895       102,995
                                                                              2015   1.757       1.792       105,898
                                                                              2014   1.584       1.757       188,402
                                                                              2013   1.209       1.584       213,373
                                                                              2012   1.092       1.209       228,991
                                                                              2011   1.116       1.092       241,608
                                                                              2010   1.015       1.116       244,361
                                                                              2009   0.872       1.015       251,633
                                                                              2008   1.425       0.872       243,194
                                                                              2007   1.422       1.425       349,645
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.162       1.236        98,889
                                                                              2015   1.214       1.162        98,889
                                                                              2014   1.184       1.214        98,889
                                                                              2013   0.936       1.184        98,889
                                                                              2012   0.821       0.936        98,889
                                                                              2011   0.966       0.821       114,259
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.164       1.492       131,598

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.260       1.164       144,333
                                                                               2014   1.269       1.260       237,775
                                                                               2013   0.982       1.269       288,185
                                                                               2012   0.852       0.982       317,937
                                                                               2011   0.959       0.852       347,001
                                                                               2010   0.819       0.959       348,614
                                                                               2009   0.664       0.819       767,513
                                                                               2008   0.969       0.664       758,747
                                                                               2007   1.023       0.969       820,458
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.406       1.361        88,591
                                                                               2015   1.466       1.406        95,636
                                                                               2014   1.614       1.466       117,137
                                                                               2013   1.386       1.614       124,428
                                                                               2012   1.217       1.386       189,920
                                                                               2011   1.396       1.217       207,976
                                                                               2010   1.283       1.396       214,340
                                                                               2009   0.999       1.283       214,349
                                                                               2008   1.776       0.999       358,020
                                                                               2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.217       1.316            --
                                                                               2012   1.181       1.217        13,802
                                                                               2011   1.275       1.181        20,019
                                                                               2010   1.060       1.275        22,653
                                                                               2009   0.791       1.060        24,515
                                                                               2008   1.258       0.791        23,352
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.011       1.092            --
                                                                               2012   0.983       1.011       183,981
                                                                               2011   1.063       0.983       179,180
                                                                               2010   0.886       1.063       188,939
                                                                               2009   0.664       0.886       189,232
                                                                               2008   1.102       0.664       181,467
                                                                               2007   1.251       1.102        30,533
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.291       1.264        55,010
                                                                               2015   1.273       1.291        60,002
                                                                               2014   1.276       1.273       245,738
                                                                               2013   1.028       1.276       300,959
                                                                               2012   0.869       1.028       344,541
                                                                               2011   0.972       0.869       371,687
                                                                               2010   0.859       0.972       365,128
                                                                               2009   0.629       0.859       394,022
                                                                               2008   1.085       0.629       398,615
                                                                               2007   1.045       1.085       882,712
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.232       1.265        40,763
                                                                               2015   1.300       1.232        41,502
                                                                               2014   1.290       1.300       119,447
                                                                               2013   1.452       1.290       146,165
                                                                               2012   1.360       1.452       138,943
                                                                               2011   1.250       1.360       133,088
                                                                               2010   1.185       1.250       152,501
                                                                               2009   1.026       1.185       160,485
                                                                               2008   1.125       1.026       146,214
                                                                               2007   1.068       1.125       188,755
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.421       1.424       266,377
                                                                               2015   1.456       1.421       314,554
                                                                               2014   1.431       1.456       416,808
                                                                               2013   1.494       1.431       642,545
                                                                               2012   1.401       1.494       804,181
                                                                               2011   1.391       1.401       742,170
                                                                               2010   1.317       1.391       273,169
                                                                               2009   1.188       1.317       250,592
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.636       1.641            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.674       1.636            --
                                                                          2014   1.543       1.674        18,944
                                                                          2013   1.188       1.543        19,688
                                                                          2012   1.100       1.188        21,546
                                                                          2011   1.180       1.100        20,806
                                                                          2010   1.040       1.180        20,250
                                                                          2009   0.860       1.040        20,562
                                                                          2008   1.312       0.860        20,211
                                                                          2007   1.280       1.312        19,327
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.149       1.265            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.609       1.645            --
                                                                          2015   1.670       1.609        65,961
                                                                          2014   1.635       1.670       224,180
                                                                          2013   1.650       1.635       244,510
                                                                          2012   1.514       1.650       241,466
                                                                          2011   1.496       1.514       265,428
                                                                          2010   1.366       1.496       266,885
                                                                          2009   1.052       1.366       298,317
                                                                          2008   1.207       1.052       311,237
                                                                          2007   1.159       1.207       365,741
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.364       1.422            --
                                                                          2012   1.247       1.364        18,260
                                                                          2011   1.551       1.247        30,204
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.312       1.485       127,733
                                                                          2015   1.393       1.312       144,478
                                                                          2014   1.260       1.393       207,547
                                                                          2013   0.965       1.260       292,991
                                                                          2012   0.838       0.965       318,100
                                                                          2011   0.894       0.838       327,353
                                                                          2010   0.782       0.894       354,038
                                                                          2009   0.677       0.782       394,536
                                                                          2008   1.088       0.677       427,297
                                                                          2007   1.072       1.088       429,266
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.482       1.680        82,909
                                                                          2015   1.573       1.482        67,041
                                                                          2014   1.450       1.573        50,886
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.255       1.264        22,538
                                                                          2015   1.278       1.255        24,272
                                                                          2014   1.223       1.278        37,213
                                                                          2013   1.262       1.223        52,030
                                                                          2012   1.202       1.262        85,864
                                                                          2011   1.156       1.202        66,747
                                                                          2010   1.093       1.156        69,594
                                                                          2009   1.022       1.093        47,384
                                                                          2008   1.084       1.022        52,852
                                                                          2007   1.045       1.084        69,263
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.416       1.384        18,384
                                                                          2015   1.365       1.416        23,284
                                                                          2014   1.284       1.365        23,698
                                                                          2013   0.980       1.284        24,049
                                                                          2012   0.877       0.980        28,174
                                                                          2011   0.987       0.877        33,418
                                                                          2010   0.844       0.987        34,360
                                                                          2009   0.673       0.844        34,504
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.893       0.875       816,531
                                                                          2015   0.915       0.893       842,751
                                                                          2014   0.937       0.915       990,301
                                                                          2013   0.960       0.937     1,100,005
                                                                          2012   0.983       0.960     1,003,845
                                                                          2011   1.007       0.983     1,425,723
                                                                          2010   1.032       1.007       954,833
                                                                          2009   1.052       1.032       993,445
                                                                          2008   1.048       1.052     1,168,375
                                                                          2007   1.022       1.048     1,099,935
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.630       0.656            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.170       0.630        30,299
                                                                                 2007   1.153       1.170        27,152
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.997       1.095            --
                                                                                 2012   0.884       0.997        76,837
                                                                                 2011   0.965       0.884        76,958
                                                                                 2010   0.864       0.965        76,287
                                                                                 2009   0.727       0.864        77,657
                                                                                 2008   1.221       0.727        79,118
                                                                                 2007   1.202       1.221        81,922
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.627       1.673         7,109
                                                                                 2015   1.622       1.627         7,109
                                                                                 2014   1.496       1.622         7,109
                                                                                 2013   1.155       1.496         7,109
                                                                                 2012   1.067       1.155         7,112
                                                                                 2011   1.129       1.067         7,115
                                                                                 2010   1.004       1.129         7,119
                                                                                 2009   0.689       1.004        49,939
                                                                                 2008   1.301       0.689        52,058
                                                                                 2007   1.106       1.301        89,678
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.558       1.628         1,758
                                                                                 2015   1.556       1.558         5,406
                                                                                 2014   1.442       1.556        22,747
                                                                                 2013   1.225       1.442        22,914
                                                                                 2012   1.116       1.225        27,072
                                                                                 2011   1.102       1.116        27,804
                                                                                 2010   1.029       1.102        27,407
                                                                                 2009   0.892       1.029        29,848
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.483       1.554        39,640
                                                                                 2015   1.483       1.483        41,736
                                                                                 2014   1.373       1.483        43,813
                                                                                 2013   1.052       1.373        52,731
                                                                                 2012   0.955       1.052        53,376
                                                                                 2011   1.019       0.955        61,495
                                                                                 2010   0.932       1.019        64,230
                                                                                 2009   0.723       0.932        70,934
                                                                                 2008   1.178       0.723        82,362
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.896       0.969            --
                                                                                 2010   0.793       0.896       141,121
                                                                                 2009   0.618       0.793       199,686
                                                                                 2008   1.063       0.618       197,166
                                                                                 2007   1.055       1.063       399,523
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.223       1.248            --
                                                                                 2015   1.260       1.223            --
                                                                                 2014   1.235       1.260            --
                                                                                 2013   1.213       1.235        31,577
                                                                                 2012   1.138       1.213        30,538
                                                                                 2011   1.129       1.138        32,331
                                                                                 2010   1.051       1.129       367,874
                                                                                 2009   0.893       1.051       177,679
                                                                                 2008   1.069       0.893       679,585
                                                                                 2007   1.037       1.069        48,822
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.236       1.280        52,750
                                                                                 2015   1.280       1.236        56,004
                                                                                 2014   1.249       1.280        59,206
                                                                                 2013   1.153       1.249        13,886
                                                                                 2012   1.060       1.153        37,035
                                                                                 2011   1.074       1.060        14,924
                                                                                 2010   0.987       1.074       318,372
                                                                                 2009   0.817       0.987        22,887
                                                                                 2008   1.068       0.817        23,889
                                                                                 2007   1.044       1.068        32,410
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.231       1.288     1,334,869

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.278       1.231     1,781,155
                                                                        2014   1.246       1.278     1,872,295
                                                                        2013   1.081       1.246       146,141
                                                                        2012   0.978       1.081        91,539
                                                                        2011   1.016       0.978        99,335
                                                                        2010   0.919       1.016       141,671
                                                                        2009   0.744       0.919       484,162
                                                                        2008   1.068       0.744       498,088
                                                                        2007   1.049       1.068       530,872
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.209       1.277     2,732,726
                                                                        2015   1.260       1.209     3,372,235
                                                                        2014   1.226       1.260     3,869,212
                                                                        2013   1.010       1.226       438,432
                                                                        2012   0.897       1.010       466,543
                                                                        2011   0.955       0.897       478,427
                                                                        2010   0.853       0.955        65,955
                                                                        2009   0.677       0.853        66,003
                                                                        2008   1.068       0.677        92,934
                                                                        2007   1.054       1.068       781,291
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.522       1.655         7,273
                                                                        2015   1.545       1.522         7,273
                                                                        2014   1.399       1.545         7,273
                                                                        2013   1.088       1.399        13,694
                                                                        2012   0.966       1.088        13,584
                                                                        2011   0.973       0.966        14,052
                                                                        2010   0.871       0.973        14,062
                                                                        2009   0.712       0.871        26,019
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.492       1.588        78,428
                                                                        2015   1.534       1.492        81,098
                                                                        2014   1.449       1.534        82,507
                                                                        2013   1.250       1.449        84,540
                                                                        2012   1.150       1.250       102,308
                                                                        2011   1.152       1.150        93,382
                                                                        2010   1.074       1.152        97,799
                                                                        2009   0.930       1.074       134,232
                                                                        2008   1.226       0.930       306,439
                                                                        2007   1.205       1.226       298,755
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   1.929       2.154        63,294
                                                                        2015   1.979       1.929        64,264
                                                                        2014   1.829       1.979       136,543
                                                                        2013   1.380       1.829       151,945
                                                                        2012   1.212       1.380       121,441
                                                                        2011   1.231       1.212       148,225
                                                                        2010   1.132       1.231       158,510
                                                                        2009   0.959       1.132       202,736
                                                                        2008   1.457       0.959       128,160
                                                                        2007   1.386       1.457       171,501
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   1.578       1.828         7,392
                                                                        2015   1.607       1.578         8,198
                                                                        2014   1.646       1.607        13,677
                                                                        2013   1.325       1.646        13,477
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.301       1.504       153,018
                                                                        2015   1.328       1.301       162,178
                                                                        2014   1.364       1.328       148,330
                                                                        2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.769       1.753           860
                                                                        2015   1.640       1.769           830
                                                                        2014   1.543       1.640        14,125
                                                                        2013   1.139       1.543        16,450
                                                                        2012   0.983       1.139         9,860
                                                                        2011   1.021       0.983        10,769
                                                                        2010   0.896       1.021        10,841
                                                                        2009   0.641       0.896        11,377
                                                                        2008   1.133       0.641        20,525
                                                                        2007   1.063       1.133        17,099
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.979       2.154        22,815

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.978       1.979        31,078
                                                                                   2014   1.900       1.978        38,130
                                                                                   2013   1.350       1.900        47,224
                                                                                   2012   1.193       1.350        52,762
                                                                                   2011   1.205       1.193        87,783
                                                                                   2010   0.916       1.205       111,681
                                                                                   2009   0.677       0.916        88,307
                                                                                   2008   1.036       0.677       101,167
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.147       1.187            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.134       1.123            --
                                                                                   2015   1.153       1.134            --
                                                                                   2014   1.147       1.153            --
                                                                                   2013   1.182       1.147        13,582
                                                                                   2012   1.170       1.182        27,791
                                                                                   2011   1.134       1.170        94,672
                                                                                   2010   1.096       1.134        91,023
                                                                                   2009   1.074       1.096       127,573
                                                                                   2008   1.103       1.074        21,457
                                                                                   2007   1.081       1.103        29,540
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.046       1.064            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.150       1.185            --
                                                                                   2008   1.124       1.150       331,102
                                                                                   2007   1.059       1.124       398,778
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.583       1.709            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.427       1.520            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.462       1.560            --
                                                                                   2013   1.262       1.462         2,224
                                                                                   2012   1.167       1.262         2,342
                                                                                   2011   1.196       1.167         2,583
                                                                                   2010   1.092       1.196         2,872
                                                                                   2009   0.911       1.092         2,855
                                                                                   2008   1.247       0.911         2,845
                                                                                   2007   1.152       1.247         4,108
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.778       0.753            --
                                                                                   2008   1.242       0.778       179,775
                                                                                   2007   1.302       1.242       258,186
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.695       0.710            --
                                                                                   2008   1.250       0.695            --
                                                                                   2007   1.139       1.250            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2016   2.690       2.640        79,038
                                                                  2015   2.579       2.690       119,343
                                                                  2014   2.585       2.579       143,562
                                                                  2013   2.051       2.585       149,478
                                                                  2012   1.716       2.051       185,222
                                                                  2011   1.931       1.716       192,473
                                                                  2010   1.772       1.931       199,653
                                                                  2009   1.277       1.772       204,063
                                                                  2008   2.125       1.277       226,187
                                                                  2007   1.897       2.125       202,928
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.367       2.528       175,610

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.271       2.367       207,392
                                                                                      2014   2.146       2.271       310,915
                                                                                      2013   1.691       2.146       333,376
                                                                                      2012   1.471       1.691       403,274
                                                                                      2011   1.576       1.471       452,529
                                                                                      2010   1.361       1.576       472,370
                                                                                      2009   1.001       1.361       404,448
                                                                                      2008   1.832       1.001       433,792
                                                                                      2007   1.673       1.832       625,129
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2016   2.054       2.234        70,609
                                                                                      2015   2.076       2.054        88,605
                                                                                      2014   1.924       2.076       122,804
                                                                                      2013   1.477       1.924       136,836
                                                                                      2012   1.289       1.477       192,160
                                                                                      2011   1.347       1.289       237,555
                                                                                      2010   1.239       1.347       277,975
                                                                                      2009   0.968       1.239       268,006
                                                                                      2008   1.597       0.968       267,284
                                                                                      2007   1.559       1.597       494,541
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.441       1.375            --
                                                                                      2007   1.379       1.441           582
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.256       1.182            --
                                                                                      2007   1.448       1.256        66,266
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2016   2.411       2.534        17,976
                                                                                      2015   2.462       2.411        18,123
                                                                                      2014   2.261       2.462        18,722
                                                                                      2013   1.770       2.261        19,328
                                                                                      2012   1.563       1.770        32,135
                                                                                      2011   1.648       1.563        39,013
                                                                                      2010   1.445       1.648        40,823
                                                                                      2009   1.094       1.445        27,527
                                                                                      2008   1.957       1.094        41,767
                                                                                      2007   1.711       1.957        45,843
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2016   2.236       2.239           503
                                                                                      2015   2.270       2.236         2,103
                                                                                      2014   2.103       2.270         2,125
                                                                                      2013   1.560       2.103         2,213
                                                                                      2012   1.308       1.560        12,437
                                                                                      2011   1.379       1.308        12,542
                                                                                      2010   1.199       1.379        12,529
                                                                                      2009   0.905       1.199        12,614
                                                                                      2008   1.582       0.905        12,574
                                                                                      2007   1.520       1.582        13,567
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2016   3.111       3.396        18,889
                                                                                      2015   3.243       3.111        27,332
                                                                                      2014   3.136       3.243        46,155
                                                                                      2013   2.366       3.136        52,585
                                                                                      2012   2.118       2.366        74,031
                                                                                      2011   2.436       2.118        81,407
                                                                                      2010   1.942       2.436       104,765
                                                                                      2009   1.425       1.942       156,662
                                                                                      2008   2.420       1.425       172,412
                                                                                      2007   2.151       2.420       194,438
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.487       3.163            --
                                                                                      2007   2.776       3.487        85,605
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2016   1.725       1.803        30,886
                                                                                      2015   1.891       1.725        39,529
                                                                                      2014   2.182       1.891        52,087
                                                                                      2013   1.819       2.182        71,202
                                                                                      2012   1.578       1.819       109,579
                                                                                      2011   1.810       1.578       162,436
                                                                                      2010   1.712       1.810       142,996
                                                                                      2009   1.281       1.712       159,291
                                                                                      2008   2.203       1.281       129,454
                                                                                      2007   1.957       2.203       262,279

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.509       1.526            --
                                                                                  2009   1.232       1.509            --
                                                                                  2008   1.779       1.232            --
                                                                                  2007   1.499       1.779            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.604       0.864            --
                                                                                  2007   1.504       1.604            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.861       1.986            --
                                                                                  2010   1.534       1.861            --
                                                                                  2009   1.002       1.534            --
                                                                                  2008   1.835       1.002            --
                                                                                  2007   1.546       1.835         2,168
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.675       2.641        60,244
                                                                                  2015   2.792       2.675        55,932
                                                                                  2014   2.377       2.792        55,126
                                                                                  2013   1.649       2.377        60,973
                                                                                  2012   1.425       1.649        79,707
                                                                                  2011   1.425       1.425        81,132
                                                                                  2010   1.169       1.425        80,241
                                                                                  2009   0.891       1.169        72,218
                                                                                  2008   1.533       0.891        98,995
                                                                                  2007   1.599       1.533       142,582
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.863       1.867            --
                                                                                  2013   1.445       1.863       248,798
                                                                                  2012   1.289       1.445       257,503
                                                                                  2011   1.409       1.289       259,821
                                                                                  2010   1.239       1.409        26,289
                                                                                  2009   0.982       1.239        25,930
                                                                                  2008   1.587       0.982        16,093
                                                                                  2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.113       2.262            --
                                                                                  2015   2.132       2.113            --
                                                                                  2014   1.970       2.132            --
                                                                                  2013   1.554       1.970            --
                                                                                  2012   1.374       1.554            --
                                                                                  2011   1.373       1.374            --
                                                                                  2010   1.250       1.373            --
                                                                                  2009   1.049       1.250            --
                                                                                  2008   1.522       1.049            --
                                                                                  2007   1.480       1.522            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.260       2.367         3,012
                                                                                  2015   2.110       2.260         8,101
                                                                                  2014   1.898       2.110         3,016
                                                                                  2013   1.412       1.898         3,018
                                                                                  2012   1.203       1.412         3,336
                                                                                  2011   1.241       1.203         3,732
                                                                                  2010   1.159       1.241         4,565
                                                                                  2009   0.835       1.159         5,045
                                                                                  2008   1.365       0.835         5,048
                                                                                  2007   1.371       1.365        41,962
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2016   2.087       2.301            --
                                                                                  2015   2.204       2.087         5,912
                                                                                  2014   2.022       2.204         6,208
                                                                                  2013   1.567       2.022         6,492
                                                                                  2012   1.379       1.567         6,739
                                                                                  2011   1.347       1.379         7,140
                                                                                  2010   1.262       1.347         7,476
                                                                                  2009   1.039       1.262         7,755
                                                                                  2008   1.655       1.039        21,864
                                                                                  2007   1.633       1.655        38,071
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2016   2.961       3.055           556

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2015   3.174       2.961           765
                                                                                2014   3.127       3.174           815
                                                                                2013   2.180       3.127         8,689
                                                                                2012   1.872       2.180        11,500
                                                                                2011   1.893       1.872        18,741
                                                                                2010   1.551       1.893        20,925
                                                                                2009   1.114       1.551        24,054
                                                                                2008   1.926       1.114        26,679
                                                                                2007   1.795       1.926        26,547
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.922       0.895            --
                                                                                2008   1.513       0.922       168,076
                                                                                2007   1.478       1.513       209,871
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.923       0.910            --
                                                                                2010   0.867       0.923        33,975
                                                                                2009   0.757       0.867        35,995
                                                                                2008   0.985       0.757        36,025
                                                                                2007   0.996       0.985        45,684
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.608       1.683            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.330       1.381            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.563       1.614            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.430       1.489            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.563       1.620            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.748       1.921            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.715       1.648            --
                                                                                2007   1.658       1.715        37,257
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2016   1.782       1.989        11,873
                                                                                2015   1.896       1.782        12,114
                                                                                2014   1.878       1.896        83,418
                                                                                2013   1.753       1.878        89,890
                                                                                2012   1.537       1.753        94,568
                                                                                2011   1.536       1.537       113,334
                                                                                2010   1.355       1.536       111,631
                                                                                2009   0.943       1.355       111,636
                                                                                2008   1.274       0.943       160,665
                                                                                2007   1.271       1.274       290,661
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2016   1.056       1.042        39,188
                                                                                2015   1.096       1.056        41,681
                                                                                2014   0.988       1.096        45,518
                                                                                2013   0.977       0.988        44,355
                                                                                2012   0.793       0.977        51,659
                                                                                2011   0.858       0.793        58,125
                                                                                2010   0.757       0.858        54,595
                                                                                2009   0.574       0.757       160,729
                                                                                2008   1.008       0.574       164,211
                                                                                2007   1.213       1.008       277,823
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.401       2.493            --
                                                                                2013   1.906       2.401        24,460
                                                                                2012   1.592       1.906        46,950
                                                                                2011   1.761       1.592        48,634
                                                                                2010   1.646       1.761        50,622
                                                                                2009   1.178       1.646       108,960
                                                                                2008   2.078       1.178        92,366
                                                                                2007   1.633       2.078        32,608
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2016   2.608       2.619         6,588
                                                                                2015   2.780       2.608        22,024
                                                                                2014   2.485       2.780        23,054
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............... 2016   2.133       2.256        15,396

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.286       2.133        32,848
                                                                              2014   2.480       2.286       105,498
                                                                              2013   1.944       2.480       104,647
                                                                              2012   1.540       1.944       124,832
                                                                              2011   1.836       1.540       136,678
                                                                              2010   1.613       1.836       132,957
                                                                              2009   1.064       1.613        50,307
                                                                              2008   1.840       1.064        67,480
                                                                              2007   1.903       1.840        51,479
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.960       2.242       205,617
                                                                              2015   2.137       1.960       213,484
                                                                              2014   2.005       2.137       263,072
                                                                              2013   1.518       2.005        12,777
                                                                              2012   1.314       1.518        14,105
                                                                              2011   1.367       1.314        15,526
                                                                              2010   1.220       1.367        12,037
                                                                              2009   0.983       1.220        12,355
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.195       1.346        35,494
                                                                              2015   1.346       1.195        38,933
                                                                              2014   1.259       1.346        41,904
                                                                              2013   0.991       1.259        60,135
                                                                              2012   0.886       0.991        69,728
                                                                              2011   0.943       0.886        80,517
                                                                              2010   0.770       0.943        89,131
                                                                              2009   0.624       0.770        87,962
                                                                              2008   1.045       0.624       119,874
                                                                              2007   1.065       1.045       254,850
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.034       2.217            --
                                                                              2015   2.116       2.034            --
                                                                              2014   2.005       2.116            --
                                                                              2013   1.463       2.005            --
                                                                              2012   1.266       1.463            --
                                                                              2011   1.309       1.266            --
                                                                              2010   1.061       1.309            --
                                                                              2009   0.811       1.061            --
                                                                              2008   1.354       0.811            --
                                                                              2007   1.246       1.354            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.637       2.090            --
                                                                              2015   1.810       1.637            --
                                                                              2014   1.774       1.810            --
                                                                              2013   1.365       1.774            --
                                                                              2012   1.210       1.365            --
                                                                              2011   1.380       1.210            --
                                                                              2010   1.184       1.380            --
                                                                              2009   0.940       1.184            --
                                                                              2008   1.289       0.940            --
                                                                              2007   1.335       1.289            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.873       0.861            --
                                                                              2008   1.197       0.873       152,865
                                                                              2007   1.154       1.197       152,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.821       1.870            --
                                                                              2015   1.903       1.821        39,671
                                                                              2014   1.856       1.903        40,828
                                                                              2013   1.759       1.856        41,655
                                                                              2012   1.594       1.759        52,439
                                                                              2011   1.559       1.594        55,307
                                                                              2010   1.412       1.559        58,058
                                                                              2009   1.056       1.412        70,689
                                                                              2008   1.327       1.056        96,180
                                                                              2007   1.273       1.327       144,999
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.871       2.035        60,133
                                                                              2015   2.226       1.871        63,142
                                                                              2014   2.442       2.226        74,164
                                                                              2013   2.635       2.442        18,014
                                                                              2012   2.272       2.635        22,951
                                                                              2011   2.866       2.272        21,523
                                                                              2010   2.376       2.866        21,315
                                                                              2009   1.442       2.376        31,735
                                                                              2008   3.167       1.442        33,162

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.854       0.809            --
                                                                               2008   1.527       0.854         5,383
                                                                               2007   1.399       1.527        42,097
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.589       1.661            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.057       2.173        73,731
                                                                               2015   2.020       2.057       128,870
                                                                               2014   1.823       2.020       132,552
                                                                               2013   1.393       1.823       137,575
                                                                               2012   1.258       1.393       143,058
                                                                               2011   1.287       1.258       149,076
                                                                               2010   1.172       1.287       155,743
                                                                               2009   1.008       1.172       162,392
                                                                               2008   1.649       1.008       170,327
                                                                               2007   1.647       1.649       109,978
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.151       1.223            --
                                                                               2015   1.204       1.151            --
                                                                               2014   1.175       1.204            --
                                                                               2013   0.930       1.175            --
                                                                               2012   0.817       0.930            --
                                                                               2011   0.961       0.817            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.153       1.476        57,245
                                                                               2015   1.249       1.153        66,411
                                                                               2014   1.259       1.249        68,009
                                                                               2013   0.975       1.259        71,204
                                                                               2012   0.847       0.975        84,152
                                                                               2011   0.955       0.847        87,625
                                                                               2010   0.816       0.955        96,299
                                                                               2009   0.662       0.816       158,379
                                                                               2008   0.967       0.662       152,200
                                                                               2007   1.023       0.967       379,616
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.748       1.690         5,371
                                                                               2015   1.825       1.748        20,982
                                                                               2014   2.011       1.825        22,034
                                                                               2013   1.729       2.011        23,427
                                                                               2012   1.519       1.729        28,517
                                                                               2011   1.744       1.519        31,274
                                                                               2010   1.605       1.744        81,624
                                                                               2009   1.251       1.605       160,878
                                                                               2008   2.226       1.251       112,208
                                                                               2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.584       1.711            --
                                                                               2012   1.538       1.584            --
                                                                               2011   1.662       1.538            --
                                                                               2010   1.383       1.662            --
                                                                               2009   1.034       1.383            --
                                                                               2008   1.645       1.034         5,969
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.003       1.084            --
                                                                               2012   0.977       1.003       346,323
                                                                               2011   1.057       0.977       343,251
                                                                               2010   0.882       1.057       341,884
                                                                               2009   0.662       0.882       360,279
                                                                               2008   1.099       0.662       353,144
                                                                               2007   1.248       1.099            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.279       1.250       191,521
                                                                               2015   1.262       1.279       199,657
                                                                               2014   1.266       1.262       192,469
                                                                               2013   1.021       1.266       194,024
                                                                               2012   0.864       1.021       194,610
                                                                               2011   0.968       0.864       219,312
                                                                               2010   0.856       0.968       218,946
                                                                               2009   0.628       0.856       220,935
                                                                               2008   1.083       0.628       260,647
                                                                               2007   1.045       1.083       378,012
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.261       1.294        46,094

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.332       1.261        47,408
                                                                          2014   1.323       1.332        48,641
                                                                          2013   1.491       1.323        58,812
                                                                          2012   1.398       1.491        62,982
                                                                          2011   1.286       1.398        60,992
                                                                          2010   1.221       1.286        49,179
                                                                          2009   1.058       1.221        34,481
                                                                          2008   1.161       1.058        55,607
                                                                          2007   1.103       1.161       137,932
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.386       1.387       116,157
                                                                          2015   1.421       1.386       232,744
                                                                          2014   1.399       1.421       592,616
                                                                          2013   1.462       1.399       698,005
                                                                          2012   1.372       1.462       719,832
                                                                          2011   1.364       1.372       665,578
                                                                          2010   1.293       1.364       530,733
                                                                          2009   1.167       1.293       520,566
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.900       1.905            --
                                                                          2015   1.947       1.900            --
                                                                          2014   1.796       1.947            --
                                                                          2013   1.383       1.796            --
                                                                          2012   1.283       1.383            --
                                                                          2011   1.378       1.283            --
                                                                          2010   1.216       1.378            --
                                                                          2009   1.006       1.216            --
                                                                          2008   1.536       1.006         4,831
                                                                          2007   1.500       1.536        15,040
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147       1.262            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.556       1.590            --
                                                                          2015   1.616       1.556        53,729
                                                                          2014   1.585       1.616        57,690
                                                                          2013   1.600       1.585        60,819
                                                                          2012   1.470       1.600        75,634
                                                                          2011   1.454       1.470        92,448
                                                                          2010   1.329       1.454        95,487
                                                                          2009   1.024       1.329        87,391
                                                                          2008   1.176       1.024        95,567
                                                                          2007   1.131       1.176        30,549
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.738       1.811            --
                                                                          2012   1.589       1.738           846
                                                                          2011   1.978       1.589            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.299       1.469       197,687
                                                                          2015   1.381       1.299       203,566
                                                                          2014   1.250       1.381       208,251
                                                                          2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
                                                                          2008   1.086       0.675       322,777
                                                                          2007   1.071       1.086       485,112
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.909       2.160       237,087
                                                                          2015   2.028       1.909       237,896
                                                                          2014   1.870       2.028       238,396
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.224       1.231        64,956
                                                                          2015   1.247       1.224       100,083
                                                                          2014   1.194       1.247       100,422
                                                                          2013   1.234       1.194        88,939
                                                                          2012   1.177       1.234        86,652
                                                                          2011   1.132       1.177       107,103
                                                                          2010   1.071       1.132       108,189
                                                                          2009   1.003       1.071        86,919
                                                                          2008   1.065       1.003       125,253
                                                                          2007   1.028       1.065       146,957
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.640       1.601        10,922

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.582       1.640        17,682
                                                                                 2014   1.489       1.582        10,930
                                                                                 2013   1.138       1.489        10,934
                                                                                 2012   1.020       1.138        12,754
                                                                                 2011   1.149       1.020        15,228
                                                                                 2010   0.983       1.149        25,717
                                                                                 2009   0.785       0.983        49,793
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.865       0.847       185,189
                                                                                 2015   0.887       0.865       192,133
                                                                                 2014   0.910       0.887       249,444
                                                                                 2013   0.933       0.910       415,405
                                                                                 2012   0.956       0.933       518,264
                                                                                 2011   0.980       0.956     1,098,230
                                                                                 2010   1.005       0.980     1,480,833
                                                                                 2009   1.026       1.005     2,374,369
                                                                                 2008   1.023       1.026     1,756,078
                                                                                 2007   0.999       1.023     1,507,902
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.735       0.764            --
                                                                                 2008   1.365       0.735        53,517
                                                                                 2007   1.347       1.365        15,057
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.181       1.296            --
                                                                                 2012   1.047       1.181       339,569
                                                                                 2011   1.145       1.047       359,085
                                                                                 2010   1.026       1.145       381,257
                                                                                 2009   0.864       1.026       415,153
                                                                                 2008   1.453       0.864       411,953
                                                                                 2007   1.432       1.453       417,281
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.126       2.184         2,881
                                                                                 2015   2.121       2.126        11,578
                                                                                 2014   1.958       2.121         6,699
                                                                                 2013   1.514       1.958         6,909
                                                                                 2012   1.400       1.514         9,849
                                                                                 2011   1.482       1.400        10,073
                                                                                 2010   1.319       1.482        10,245
                                                                                 2009   0.906       1.319        10,448
                                                                                 2008   1.713       0.906        10,397
                                                                                 2007   1.459       1.713        22,150
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.517       1.583       325,774
                                                                                 2015   1.517       1.517       346,348
                                                                                 2014   1.407       1.517       152,865
                                                                                 2013   1.196       1.407       152,865
                                                                                 2012   1.091       1.196       152,865
                                                                                 2011   1.078       1.091       152,865
                                                                                 2010   1.008       1.078       152,865
                                                                                 2009   0.874       1.008       152,865
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.711       1.791           634
                                                                                 2015   1.713       1.711        21,914
                                                                                 2014   1.588       1.713        23,348
                                                                                 2013   1.217       1.588        25,307
                                                                                 2012   1.106       1.217        59,134
                                                                                 2011   1.182       1.106        61,432
                                                                                 2010   1.082       1.182        63,943
                                                                                 2009   0.840       1.082        45,374
                                                                                 2008   1.370       0.840        37,568
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.892       0.964            --
                                                                                 2010   0.790       0.892            --
                                                                                 2009   0.616       0.790            --
                                                                                 2008   1.061       0.616            --
                                                                                 2007   1.054       1.061            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.211       1.235       182,814

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.249       1.211        201,834
                                                                     2014   1.226       1.249        220,148
                                                                     2013   1.205       1.226        238,127
                                                                     2012   1.132       1.205        273,090
                                                                     2011   1.124       1.132        281,441
                                                                     2010   1.047       1.124        230,747
                                                                     2009   0.891       1.047        191,838
                                                                     2008   1.067       0.891        146,529
                                                                     2007   1.036       1.067        133,574
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.224       1.266         29,616
                                                                     2015   1.268       1.224         23,314
                                                                     2014   1.239       1.268         88,975
                                                                     2013   1.146       1.239         88,971
                                                                     2012   1.054       1.146         77,037
                                                                     2011   1.069       1.054          5,005
                                                                     2010   0.983       1.069         14,482
                                                                     2009   0.815       0.983         11,002
                                                                     2008   1.066       0.815         13,826
                                                                     2007   1.043       1.066             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.220       1.274      2,259,148
                                                                     2015   1.266       1.220      2,355,557
                                                                     2014   1.236       1.266      2,729,385
                                                                     2013   1.074       1.236        146,499
                                                                     2012   0.973       1.074        104,990
                                                                     2011   1.011       0.973         32,692
                                                                     2010   0.916       1.011         17,804
                                                                     2009   0.742       0.916         17,938
                                                                     2008   1.067       0.742         27,996
                                                                     2007   1.048       1.067         26,855
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.197       1.263      9,209,573
                                                                     2015   1.249       1.197      9,579,342
                                                                     2014   1.217       1.249     10,220,092
                                                                     2013   1.004       1.217             --
                                                                     2012   0.892       1.004             --
                                                                     2011   0.950       0.892             --
                                                                     2010   0.850       0.950         33,517
                                                                     2009   0.675       0.850         33,566
                                                                     2008   1.066       0.675         33,616
                                                                     2007   1.053       1.066         33,659
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.506       1.636        146,295
                                                                     2015   1.531       1.506        154,641
                                                                     2014   1.388       1.531        180,569
                                                                     2013   1.080       1.388        183,943
                                                                     2012   0.960       1.080        243,263
                                                                     2011   0.968       0.960        264,789
                                                                     2010   0.867       0.968        258,672
                                                                     2009   0.709       0.867        242,469
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.639       1.742        238,534
                                                                     2015   1.687       1.639        283,312
                                                                     2014   1.595       1.687        112,624
                                                                     2013   1.377       1.595        120,505
                                                                     2012   1.268       1.377        172,963
                                                                     2011   1.272       1.268        192,928
                                                                     2010   1.187       1.272        198,092
                                                                     2009   1.028       1.187        158,490
                                                                     2008   1.357       1.028        147,867
                                                                     2007   1.336       1.357        250,436
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   1.872       2.088        256,053
                                                                     2015   1.922       1.872        338,816
                                                                     2014   1.778       1.922        367,575
                                                                     2013   1.343       1.778        402,192
                                                                     2012   1.181       1.343        150,816
                                                                     2011   1.200       1.181        167,097
                                                                     2010   1.105       1.200        176,299
                                                                     2009   0.937       1.105        113,444
                                                                     2008   1.425       0.937         75,450
                                                                     2007   1.357       1.425         91,155
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.047       2.369             --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.086       2.047            --
                                                                                   2014   2.139       2.086            --
                                                                                   2013   1.723       2.139            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.288       1.487       297,637
                                                                                   2015   1.315       1.288       332,933
                                                                                   2014   1.352       1.315       349,151
                                                                                   2013   1.091       1.352       350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.752       1.735        66,789
                                                                                   2015   1.625       1.752        74,311
                                                                                   2014   1.531       1.625           991
                                                                                   2013   1.131       1.531         1,107
                                                                                   2012   0.978       1.131         5,149
                                                                                   2011   1.016       0.978         5,242
                                                                                   2010   0.892       1.016         5,556
                                                                                   2009   0.640       0.892        79,085
                                                                                   2008   1.131       0.640        42,962
                                                                                   2007   1.062       1.131         5,856
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.209       2.402        17,192
                                                                                   2015   2.211       2.209        17,320
                                                                                   2014   2.125       2.211        30,547
                                                                                   2013   1.511       2.125        32,028
                                                                                   2012   1.337       1.511        36,551
                                                                                   2011   1.351       1.337        47,638
                                                                                   2010   1.029       1.351        50,562
                                                                                   2009   0.761       1.029        52,869
                                                                                   2008   1.165       0.761        55,846
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.124       1.163            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.088       1.076            --
                                                                                   2015   1.108       1.088            --
                                                                                   2014   1.103       1.108            --
                                                                                   2013   1.138       1.103            --
                                                                                   2012   1.127       1.138            --
                                                                                   2011   1.093       1.127            --
                                                                                   2010   1.058       1.093            --
                                                                                   2009   1.038       1.058            --
                                                                                   2008   1.067       1.038        18,687
                                                                                   2007   1.046       1.067        36,909
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.080       1.099            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.130       1.164            --
                                                                                   2008   1.105       1.130       525,364
                                                                                   2007   1.042       1.105       207,715
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.986       2.143            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.089       2.224            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.401       1.494           670
                                                                                   2013   1.210       1.401           749
                                                                                   2012   1.121       1.210           826
                                                                                   2011   1.149       1.121           945
                                                                                   2010   1.051       1.149         1,047
                                                                                   2009   0.877       1.051         1,063
                                                                                   2008   1.202       0.877         1,014
                                                                                   2007   1.112       1.202         2,875
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................... 2009   0.984       0.951            --
                                                                                   2008   1.571       0.984        11,964
                                                                                   2007   1.649       1.571        39,186
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................... 2009   0.797       0.815            --
                                                                                   2008   1.436       0.797         2,786
                                                                                   2007   1.309       1.436         2,787


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.479       2.696        37,861
                                                                        2015   2.577       2.479        38,600
                                                                        2014   2.174       2.577        61,039
                                                                        2013   1.996       2.174       169,346
                                                                        2012   1.960       1.996        93,590
                                                                        2011   1.712       1.960       129,091
                                                                        2010   1.638       1.712       151,351
                                                                        2009   1.450       1.638       251,999
                                                                        2008   2.180       1.450       324,056
                                                                        2007   1.838       2.180       358,482
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.177       3.130        77,934
                                                                        2015   3.051       3.177        71,421
                                                                        2014   2.735       3.051       127,454
                                                                        2013   2.064       2.735       129,938
                                                                        2012   1.781       2.064       168,983
                                                                        2011   1.823       1.781       246,893
                                                                        2010   1.632       1.823       349,797
                                                                        2009   1.102       1.632       465,847
                                                                        2008   2.047       1.102       549,823
                                                                        2007   1.563       2.047       627,520
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.903       1.160            --
                                                                        2008   1.726       0.903        79,119
                                                                        2007   1.828       1.726        74,858
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.076       1.076            --
                                                                        2011   1.292       1.076            --
                                                                        2010   1.171       1.292       102,708
                                                                        2009   1.168       1.171        70,276
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.659       2.785            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.043       1.014            --
                                                                        2007   1.022       1.043       103,435
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.937       1.875            --
                                                                        2013   1.468       1.937       614,831
                                                                        2012   1.292       1.468       803,130
                                                                        2011   1.380       1.292       803,859
                                                                        2010   1.206       1.380       636,511
                                                                        2009   0.970       1.206       818,275
                                                                        2008   1.477       0.970     1,207,246
                                                                        2007   1.340       1.477     1,370,698
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.609       1.726            --
                                                                        2009   1.109       1.609       232,253
                                                                        2008   2.262       1.109       287,834
                                                                        2007   2.113       2.262       360,235
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.401       1.315            --
                                                                        2007   1.411       1.401       448,543
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.411       1.586            --
                                                                        2010   1.333       1.411       172,109
                                                                        2009   1.113       1.333       174,959
                                                                        2008   1.480       1.113       444,958
                                                                        2007   1.333       1.480       387,365
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.137       2.045            --
                                                                        2007   1.902       2.137       579,903

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.261       1.226            --
                                                                                2007   1.228       1.261       414,398
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.628       1.525            --
                                                                                2007   1.606       1.628       644,194
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.907       0.914            --
                                                                                2008   1.197       0.907       967,483
                                                                                2007   1.163       1.197     1,147,930
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.057       1.019            --
                                                                                2007   1.036       1.057     1,062,037
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.570       1.521            --
                                                                                2007   1.533       1.570     1,452,009
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.536       1.464            --
                                                                                2007   1.598       1.536     1,837,451
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.987       1.966            --
                                                                                2013   1.661       1.987       201,317
                                                                                2012   1.430       1.661       264,629
                                                                                2011   1.705       1.430       270,021
                                                                                2010   1.531       1.705       278,448
                                                                                2009   1.087       1.531       273,582
                                                                                2008   2.122       1.087       364,727
                                                                                2007   2.039       2.122       572,210
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.249       1.238       303,633
                                                                                2015   1.275       1.249       273,637
                                                                                2014   1.236       1.275       292,260
                                                                                2013   1.299       1.236       408,944
                                                                                2012   1.290       1.299       474,546
                                                                                2011   1.224       1.290       426,531
                                                                                2010   1.172       1.224       415,383
                                                                                2009   1.107       1.172       365,920
                                                                                2008   1.077       1.107       326,025
                                                                                2007   1.039       1.077       254,820
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.845       0.847            --
                                                                                2008   1.313       0.845     1,409,013
                                                                                2007   1.265       1.313     1,983,762
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.310       1.295            --
                                                                                2007   1.326       1.310       468,468
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.209       2.130            --
                                                                                2007   1.934       2.209       838,056
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.491       1.431            --
                                                                                2007   1.428       1.491       370,442
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.570       1.548            --
                                                                                2007   1.417       1.570       478,714
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.544       1.453            --
                                                                                2007   1.456       1.544       189,244
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.858       0.861            --
                                                                                2008   1.254       0.858     2,327,425
                                                                                2007   1.213       1.254     2,468,779
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.040       1.045            --
                                                                                2007   1.011       1.040       302,778
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.386       1.209            --
                                                                                2007   1.333       1.386       389,007
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   2.770       3.172       150,525

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.881       2.770       190,772
                                                                                   2014   2.788       2.881       273,298
                                                                                   2013   2.106       2.788       439,475
                                                                                   2012   1.889       2.106       501,466
                                                                                   2011   2.051       1.889       563,578
                                                                                   2010   1.701       2.051       634,512
                                                                                   2009   1.338       1.701       830,718
                                                                                   2008   2.053       1.338     1,001,547
                                                                                   2007   2.034       2.053     1,055,263
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.162       1.162            --
                                                                                   2007   1.125       1.162       615,739
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.128       1.167            --
                                                                                   2009   0.718       1.128       378,653
                                                                                   2008   1.363       0.718       343,697
                                                                                   2007   1.218       1.363       439,513
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.856       1.727            --
                                                                                   2007   1.509       1.856       237,055
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.489       1.461            --
                                                                                   2007   1.494       1.489       701,332
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.940       2.099           104
                                                                                   2015   2.043       1.940           106
                                                                                   2014   1.837       2.043        69,263
                                                                                   2013   1.394       1.837        71,806
                                                                                   2012   1.270       1.394        71,825
                                                                                   2011   1.283       1.270        71,848
                                                                                   2010   1.139       1.283        71,875
                                                                                   2009   0.868       1.139        71,904
                                                                                   2008   1.350       0.868        80,810
                                                                                   2007   1.278       1.350        43,725
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.175       1.118            --
                                                                                   2007   1.140       1.175       560,444
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.210       1.818       428,110
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.888       2.116       827,967
                                                                                   2015   2.002       1.888       910,708
                                                                                   2014   1.971       2.002     1,834,885
                                                                                   2013   1.834       1.971     2,358,476
                                                                                   2012   1.601       1.834     2,645,733
                                                                                   2011   1.591       1.601     3,349,072
                                                                                   2010   1.398       1.591     4,637,994
                                                                                   2009   0.969       1.398       702,742
                                                                                   2008   1.298       0.969       411,090
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.506       1.506            --
                                                                                   2013   1.282       1.506     1,427,095
                                                                                   2012   1.145       1.282     1,606,953
                                                                                   2011   1.185       1.145     1,708,286
                                                                                   2010   1.061       1.185     2,089,965
                                                                                   2009   0.883       1.061     2,317,516
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.623       1.615            --
                                                                                   2013   1.311       1.623       724,142
                                                                                   2012   1.153       1.311     1,040,693
                                                                                   2011   1.219       1.153     1,056,234
                                                                                   2010   1.074       1.219     1,163,446
                                                                                   2009   0.874       1.074     1,378,302
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.486       1.491            --
                                                                                   2013   1.323       1.486       490,555
                                                                                   2012   1.198       1.323       590,524
                                                                                   2011   1.220       1.198       921,618
                                                                                   2010   1.104       1.220       986,874
                                                                                   2009   0.934       1.104     1,038,545
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   2.132       2.344        79,053

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.511       2.132        90,199
                                                                               2014   2.724       2.511       105,473
                                                                               2013   2.910       2.724       132,185
                                                                               2012   2.486       2.910       229,567
                                                                               2011   3.099       2.486       326,741
                                                                               2010   2.542       3.099       418,861
                                                                               2009   1.529       2.542       486,392
                                                                               2008   3.485       1.529       452,241
                                                                               2007   2.767       3.485       604,489
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.935       1.885       306,702
                                                                               2015   2.003       1.935       390,591
                                                                               2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.247       1.309     1,266,452
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.066       1.155            --
                                                                               2012   1.030       1.066     1,035,971
                                                                               2011   1.106       1.030     1,552,496
                                                                               2010   0.915       1.106     1,164,583
                                                                               2009   0.681       0.915     1,410,554
                                                                               2008   1.079       0.681     1,654,478
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   2.085       2.055       129,094
                                                                               2015   2.040       2.085       152,392
                                                                               2014   2.032       2.040       257,138
                                                                               2013   1.626       2.032       236,925
                                                                               2012   1.365       1.626       173,832
                                                                               2011   1.516       1.365       181,828
                                                                               2010   1.403       1.516       165,970
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.601       1.639            --
                                                                               2015   1.653       1.601     1,518,418
                                                                               2014   1.610       1.653     2,083,789
                                                                               2013   1.614       1.610     2,234,701
                                                                               2012   1.474       1.614     3,344,425
                                                                               2011   1.449       1.474     3,488,992
                                                                               2010   1.315       1.449     3,975,737
                                                                               2009   1.008       1.315     3,529,247
                                                                               2008   1.165       1.008       590,942
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.371       1.432            --
                                                                               2012   1.240       1.371       295,207
                                                                               2011   1.401       1.240       356,186
                                                                               2010   1.190       1.401       284,309
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.404       1.600       390,230
                                                                               2015   1.481       1.404       442,390
                                                                               2014   1.330       1.481       363,680
                                                                               2013   1.011       1.330       419,056
                                                                               2012   0.872       1.011       555,744
                                                                               2011   0.924       0.872       779,438
                                                                               2010   0.803       0.924       937,954
                                                                               2009   0.690       0.803       992,643
                                                                               2008   1.039       0.690     1,013,968
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.731       2.851        29,887
                                                                               2015   2.604       2.731        60,346
                                                                               2014   2.348       2.604        91,762
                                                                               2013   1.749       2.348       137,583
                                                                               2012   1.565       1.749       146,807
                                                                               2011   1.618       1.565       239,401
                                                                               2010   1.289       1.618       366,182
                                                                               2009   0.901       1.289       312,968
                                                                               2008   1.456       0.901       213,354
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.610       1.735            --
                                                                               2012   1.545       1.610       136,906
                                                                               2011   1.698       1.545       251,984
                                                                               2010   1.358       1.698       143,140
                                                                               2009   0.939       1.358       226,339
                                                                               2008   1.720       0.939       294,884

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.225       1.239       672,222
                                                                                 2015   1.242       1.225       817,955
                                                                                 2014   1.183       1.242       936,055
                                                                                 2013   1.215       1.183     1,685,832
                                                                                 2012   1.152       1.215     1,932,897
                                                                                 2011   1.102       1.152     1,623,760
                                                                                 2010   1.037       1.102     1,786,855
                                                                                 2009   0.967       1.037     1,536,247
                                                                                 2008   1.022       0.967     1,160,353
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.683       1.954       549,029
                                                                                 2015   1.825       1.683       590,707
                                                                                 2014   1.692       1.825       679,853
                                                                                 2013   1.306       1.692       869,813
                                                                                 2012   1.166       1.306     1,075,462
                                                                                 2011   1.162       1.166     1,228,624
                                                                                 2010   1.085       1.162     1,258,274
                                                                                 2009   0.994       1.085     1,536,896
                                                                                 2008   1.459       0.994     1,667,548
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.668       1.642       286,609
                                                                                 2015   1.697       1.668       286,155
                                                                                 2014   1.726       1.697       440,273
                                                                                 2013   1.755       1.726       531,445
                                                                                 2012   1.786       1.755     1,550,481
                                                                                 2011   1.816       1.786       925,775
                                                                                 2010   1.847       1.816     1,031,489
                                                                                 2009   1.874       1.847     1,055,912
                                                                                 2008   1.868       1.874     1,467,055
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.386       1.525            --
                                                                                 2012   1.221       1.386       364,996
                                                                                 2011   1.327       1.221       409,193
                                                                                 2010   1.181       1.327       404,320
                                                                                 2009   0.989       1.181       530,164
                                                                                 2008   1.524       0.989       588,336
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.285       2.362        53,871
                                                                                 2015   2.265       2.285        66,672
                                                                                 2014   2.078       2.265        70,163
                                                                                 2013   1.747       2.078       111,444
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.489       1.462       876,120
                                                                                 2015   1.370       1.489     1,014,498
                                                                                 2014   1.215       1.370     1,098,593
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.716       1.801        63,044
                                                                                 2015   1.706       1.716        52,637
                                                                                 2014   1.573       1.706        38,887
                                                                                 2013   1.331       1.573        98,439
                                                                                 2012   1.207       1.331        76,395
                                                                                 2011   1.186       1.207        79,432
                                                                                 2010   1.103       1.186       101,171
                                                                                 2009   0.959       1.103       150,560
                                                                                 2008   1.224       0.959       163,522
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.973       2.077       754,695
                                                                                 2015   1.965       1.973       329,673
                                                                                 2014   1.811       1.965       440,669
                                                                                 2013   1.382       1.811       601,138
                                                                                 2012   1.248       1.382       776,586
                                                                                 2011   1.326       1.248       832,416
                                                                                 2010   1.207       1.326       829,849
                                                                                 2009   0.933       1.207       837,325
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.322       1.379       504,942
                                                                                 2015   1.360       1.322       781,387
                                                                                 2014   1.325       1.360     1,052,587
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.318       1.388     2,746,927
                                                                                 2015   1.358       1.318     3,216,728
                                                                                 2014   1.313       1.358     3,767,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.294       1.376     7,792,104
                                                                                 2015   1.339       1.294     8,186,060
                                                                                 2014   1.288       1.339     7,659,886

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.636       1.791       376,735
                                                                        2015   1.649       1.636       410,946
                                                                        2014   1.483       1.649       469,563
                                                                        2013   1.145       1.483       720,364
                                                                        2012   1.009       1.145       625,964
                                                                        2011   1.010       1.009       708,708
                                                                        2010   0.897       1.010       755,899
                                                                        2009   0.725       0.897     1,190,775
                                                                        2008   1.116       0.725       472,930
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.405       1.505       502,297
                                                                        2015   1.435       1.405       563,358
                                                                        2014   1.347       1.435       668,716
                                                                        2013   1.154       1.347     1,019,020
                                                                        2012   1.055       1.154       990,558
                                                                        2011   1.050       1.055       658,086
                                                                        2010   0.973       1.050       744,405
                                                                        2009   0.837       0.973       854,064
                                                                        2008   1.096       0.837       849,720
                                                                        2007   1.071       1.096       712,498
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.254       2.531       219,219
                                                                        2015   2.299       2.254       239,318
                                                                        2014   2.114       2.299       383,568
                                                                        2013   1.585       2.114       665,195
                                                                        2012   1.385       1.585       277,125
                                                                        2011   1.398       1.385       614,498
                                                                        2010   1.278       1.398       654,349
                                                                        2009   1.077       1.278       657,129
                                                                        2008   1.546       1.077       629,372
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.402       1.631       346,019
                                                                        2015   1.420       1.402       370,151
                                                                        2014   1.449       1.420       456,531
                                                                        2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.194       1.628       106,856
                                                                        2012   1.023       1.194       538,524
                                                                        2011   1.055       1.023       903,709
                                                                        2010   0.919       1.055       875,435
                                                                        2009   0.653       0.919     1,112,032
                                                                        2008   1.072       0.653       849,286
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.114       2.112       208,931
                                                                        2015   1.944       2.114       286,724
                                                                        2014   1.815       1.944       546,540
                                                                        2013   1.440       1.815       732,345
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.443       2.677       241,643
                                                                        2015   2.425       2.443       308,322
                                                                        2014   2.313       2.425       373,622
                                                                        2013   1.632       2.313       515,590
                                                                        2012   1.432       1.632       540,183
                                                                        2011   1.436       1.432       679,583
                                                                        2010   1.084       1.436       743,130
                                                                        2009   0.796       1.084       721,583
                                                                        2008   1.211       0.796       668,556





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.463       2.677    --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   2.562       2.463           --
                                                                        2014   2.162       2.562           --
                                                                        2013   1.987       2.162           --
                                                                        2012   1.952       1.987           --
                                                                        2011   1.705       1.952           --
                                                                        2010   1.633       1.705           --
                                                                        2009   1.446       1.633           --
                                                                        2008   2.175       1.446           --
                                                                        2007   1.835       2.175           --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.157       3.109           --
                                                                        2015   3.033       3.157           --
                                                                        2014   2.721       3.033           --
                                                                        2013   2.054       2.721           --
                                                                        2012   1.773       2.054           --
                                                                        2011   1.816       1.773           --
                                                                        2010   1.627       1.816           --
                                                                        2009   1.098       1.627           --
                                                                        2008   2.042       1.098           --
                                                                        2007   1.561       2.042           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.901       1.156           --
                                                                        2008   1.722       0.901           --
                                                                        2007   1.825       1.722           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.071       1.071           --
                                                                        2011   1.287       1.071           --
                                                                        2010   1.167       1.287           --
                                                                        2009   1.164       1.167           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.655       2.780           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.041       1.012           --
                                                                        2007   1.021       1.041           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.927       1.865           --
                                                                        2013   1.461       1.927        3,955
                                                                        2012   1.287       1.461        3,959
                                                                        2011   1.375       1.287        3,963
                                                                        2010   1.203       1.375          741
                                                                        2009   0.967       1.203          742
                                                                        2008   1.474       0.967          747
                                                                        2007   1.337       1.474           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.604       1.720           --
                                                                        2009   1.105       1.604        1,722
                                                                        2008   2.257       1.105          336
                                                                        2007   2.109       2.257          338
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.398       0.848           --
                                                                        2007   1.409       1.398           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.406       1.579           --
                                                                        2010   1.328       1.406        2,993
                                                                        2009   1.110       1.328        2,996
                                                                        2008   1.476       1.110        1,299
                                                                        2007   1.331       1.476        1,307
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.132       2.040           --
                                                                        2007   1.899       2.132           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.258       1.223           --
                                                                        2007   1.226       1.258           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.624       1.521           --
                                                                        2007   1.603       1.624           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.905       0.912           --
                                                                        2008   1.195       0.905       11,051
                                                                        2007   1.162       1.195       11,087
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.054       1.016           --
                                                                        2007   1.034       1.054           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.566       1.517            --
                                                                                2007   1.531       1.566         3,375
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.533       1.461            --
                                                                                2007   1.595       1.533        61,905
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.976       1.955            --
                                                                                2013   1.653       1.976            --
                                                                                2012   1.424       1.653            --
                                                                                2011   1.698       1.424        70,024
                                                                                2010   1.526       1.698        70,024
                                                                                2009   1.084       1.526        70,024
                                                                                2008   2.117       1.084        70,024
                                                                                2007   2.036       2.117        70,024
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.241       1.229            --
                                                                                2015   1.268       1.241            --
                                                                                2014   1.229       1.268            --
                                                                                2013   1.293       1.229            --
                                                                                2012   1.284       1.293            --
                                                                                2011   1.220       1.284            --
                                                                                2010   1.168       1.220            --
                                                                                2009   1.104       1.168            --
                                                                                2008   1.075       1.104            --
                                                                                2007   1.037       1.075            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.843       0.845            --
                                                                                2008   1.311       0.843       482,986
                                                                                2007   1.264       1.311       483,054
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.307       1.292            --
                                                                                2007   1.324       1.307        37,818
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.204       2.125            --
                                                                                2007   1.930       2.204        35,911
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.488       1.427            --
                                                                                2007   1.425       1.488         5,393
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.567       1.544            --
                                                                                2007   1.414       1.567            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.541       1.450            --
                                                                                2007   1.453       1.541            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.856       0.859            --
                                                                                2008   1.252       0.856            --
                                                                                2007   1.212       1.252       196,105
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.038       1.042            --
                                                                                2007   1.010       1.038            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.383       1.206            --
                                                                                2007   1.330       1.383            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   2.752       3.150            --
                                                                                2015   2.864       2.752            --
                                                                                2014   2.774       2.864            --
                                                                                2013   2.096       2.774         2,221
                                                                                2012   1.881       2.096         2,428
                                                                                2011   2.044       1.881         2,505
                                                                                2010   1.695       2.044         2,415
                                                                                2009   1.335       1.695         2,769
                                                                                2008   2.048       1.335         2,892
                                                                                2007   2.030       2.048         2,565
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.159       1.160            --
                                                                                2007   1.123       1.159         4,588
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.124       1.163            --
                                                                                2009   0.716       1.124            --
                                                                                2008   1.360       0.716            --
                                                                                2007   1.216       1.360            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.852       1.723            --
                                                                                2007   1.506       1.852            --
Dreyfus Investment Portfolios

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.486       1.457            --
                                                                                   2007   1.491       1.486        38,392
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.928       2.085            --
                                                                                   2015   2.031       1.928            --
                                                                                   2014   1.827       2.031            --
                                                                                   2013   1.387       1.827            --
                                                                                   2012   1.264       1.387            --
                                                                                   2011   1.278       1.264            --
                                                                                   2010   1.136       1.278            --
                                                                                   2009   0.866       1.136            --
                                                                                   2008   1.347       0.866            --
                                                                                   2007   1.276       1.347            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.174       1.116            --
                                                                                   2007   1.139       1.174            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.206       1.814           336
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.877       2.102         1,327
                                                                                   2015   1.990       1.877         5,344
                                                                                   2014   1.961       1.990         5,357
                                                                                   2013   1.825       1.961         6,872
                                                                                   2012   1.594       1.825         6,767
                                                                                   2011   1.585       1.594        42,847
                                                                                   2010   1.393       1.585        55,333
                                                                                   2009   0.967       1.393        37,454
                                                                                   2008   1.295       0.967        37,511
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.499       1.499            --
                                                                                   2013   1.277       1.499            --
                                                                                   2012   1.141       1.277            --
                                                                                   2011   1.181       1.141            --
                                                                                   2010   1.058       1.181            --
                                                                                   2009   0.881       1.058            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.615       1.607            --
                                                                                   2013   1.306       1.615       472,144
                                                                                   2012   1.148       1.306       472,171
                                                                                   2011   1.216       1.148       472,203
                                                                                   2010   1.071       1.216       482,828
                                                                                   2009   0.872       1.071       482,905
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.479       1.484            --
                                                                                   2013   1.318       1.479        10,882
                                                                                   2012   1.193       1.318        10,911
                                                                                   2011   1.216       1.193        10,942
                                                                                   2010   1.101       1.216        10,976
                                                                                   2009   0.932       1.101        11,012
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   2.118       2.328            --
                                                                                   2015   2.497       2.118            --
                                                                                   2014   2.710       2.497            --
                                                                                   2013   2.897       2.710         1,229
                                                                                   2012   2.475       2.897         1,230
                                                                                   2011   3.088       2.475         1,231
                                                                                   2010   2.534       3.088         1,232
                                                                                   2009   1.524       2.534         1,234
                                                                                   2008   3.477       1.524           319
                                                                                   2007   2.762       3.477           642
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2016   1.922       1.872            --
                                                                                   2015   1.992       1.922            --
                                                                                   2014   2.178       1.992            --
                                                                                   2013   1.859       2.178         2,733
                                                                                   2012   1.621       1.859         2,766
                                                                                   2011   1.847       1.621        34,707
                                                                                   2010   1.687       1.847        36,846
                                                                                   2009   1.305       1.687        34,464
                                                                                   2008   2.241       1.305        34,716
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.062       1.150            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.026       1.062        24,430
                                                                          2011   1.103       1.026        71,521
                                                                          2010   0.913       1.103        53,698
                                                                          2009   0.680       0.913        55,873
                                                                          2008   1.077       0.680        70,366
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   2.072       2.040            --
                                                                          2015   2.028       2.072            --
                                                                          2014   2.021       2.028            --
                                                                          2013   1.618       2.021         2,123
                                                                          2012   1.359       1.618         2,126
                                                                          2011   1.510       1.359         2,128
                                                                          2010   1.398       1.510         2,130
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.591       1.629            --
                                                                          2015   1.643       1.591        70,709
                                                                          2014   1.601       1.643        75,307
                                                                          2013   1.607       1.601       105,243
                                                                          2012   1.467       1.607       103,366
                                                                          2011   1.443       1.467       106,753
                                                                          2010   1.311       1.443       178,038
                                                                          2009   1.005       1.311       180,500
                                                                          2008   1.162       1.005         3,241
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.364       1.425            --
                                                                          2012   1.235       1.364            --
                                                                          2011   1.396       1.235            --
                                                                          2010   1.186       1.396            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.397       1.591            --
                                                                          2015   1.474       1.397            --
                                                                          2014   1.325       1.474            --
                                                                          2013   1.008       1.325            --
                                                                          2012   0.869       1.008            --
                                                                          2011   0.921       0.869            --
                                                                          2010   0.801       0.921            --
                                                                          2009   0.689       0.801            --
                                                                          2008   1.038       0.689            --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.713       2.832            --
                                                                          2015   2.589       2.713            --
                                                                          2014   2.336       2.589            --
                                                                          2013   1.740       2.336            --
                                                                          2012   1.558       1.740            --
                                                                          2011   1.612       1.558            --
                                                                          2010   1.285       1.612            --
                                                                          2009   0.899       1.285            --
                                                                          2008   1.453       0.899            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.602       1.727            --
                                                                          2012   1.538       1.602            --
                                                                          2011   1.691       1.538            --
                                                                          2010   1.354       1.691            --
                                                                          2009   0.936       1.354            --
                                                                          2008   1.716       0.936            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.217       1.230            --
                                                                          2015   1.235       1.217            --
                                                                          2014   1.176       1.235            --
                                                                          2013   1.209       1.176            --
                                                                          2012   1.147       1.209            --
                                                                          2011   1.098       1.147            --
                                                                          2010   1.034       1.098            --
                                                                          2009   0.964       1.034            --
                                                                          2008   1.019       0.964            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.672       1.941            --
                                                                          2015   1.814       1.672            --
                                                                          2014   1.683       1.814            --
                                                                          2013   1.300       1.683         6,751
                                                                          2012   1.161       1.300         7,139
                                                                          2011   1.158       1.161        64,610
                                                                          2010   1.081       1.158        64,804
                                                                          2009   0.991       1.081        64,710
                                                                          2008   1.456       0.991        62,146

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.658       1.631            --
                                                                                 2015   1.687       1.658            --
                                                                                 2014   1.717       1.687            --
                                                                                 2013   1.747       1.717            --
                                                                                 2012   1.778       1.747            --
                                                                                 2011   1.809       1.778            --
                                                                                 2010   1.841       1.809            --
                                                                                 2009   1.869       1.841            --
                                                                                 2008   1.864       1.869            --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.379       1.517            --
                                                                                 2012   1.216       1.379         2,270
                                                                                 2011   1.322       1.216         2,272
                                                                                 2010   1.177       1.322         2,275
                                                                                 2009   0.986       1.177         2,278
                                                                                 2008   1.520       0.986           418
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.271       2.346            --
                                                                                 2015   2.252       2.271            --
                                                                                 2014   2.067       2.252            --
                                                                                 2013   1.738       2.067            --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.482       1.454         5,849
                                                                                 2015   1.364       1.482         6,156
                                                                                 2014   1.210       1.364         6,471
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.705       1.788            --
                                                                                 2015   1.696       1.705            --
                                                                                 2014   1.565       1.696            --
                                                                                 2013   1.324       1.565            --
                                                                                 2012   1.202       1.324            --
                                                                                 2011   1.181       1.202            --
                                                                                 2010   1.099       1.181            --
                                                                                 2009   0.956       1.099            --
                                                                                 2008   1.221       0.956            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.961       2.063         8,991
                                                                                 2015   1.954       1.961            --
                                                                                 2014   1.802       1.954            --
                                                                                 2013   1.375       1.802         3,333
                                                                                 2012   1.243       1.375         3,702
                                                                                 2011   1.321       1.243         3,799
                                                                                 2010   1.203       1.321         3,758
                                                                                 2009   0.930       1.203         3,788
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.316       1.372        34,611
                                                                                 2015   1.354       1.316        34,666
                                                                                 2014   1.320       1.354        12,204
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.311       1.380       187,692
                                                                                 2015   1.352       1.311       187,781
                                                                                 2014   1.308       1.352       166,280
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.288       1.368       820,436
                                                                                 2015   1.333       1.288       830,818
                                                                                 2014   1.283       1.333       789,381
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.627       1.781            --
                                                                                 2015   1.641       1.627            --
                                                                                 2014   1.477       1.641            --
                                                                                 2013   1.141       1.477            --
                                                                                 2012   1.006       1.141            --
                                                                                 2011   1.007       1.006            --
                                                                                 2010   0.895       1.007            --
                                                                                 2009   0.724       0.895            --
                                                                                 2008   1.115       0.724            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.399       1.497            --
                                                                                 2015   1.429       1.399            --
                                                                                 2014   1.342       1.429            --
                                                                                 2013   1.150       1.342        14,470
                                                                                 2012   1.052       1.150        14,363
                                                                                 2011   1.048       1.052        14,681
                                                                                 2010   0.971       1.048        14,956
                                                                                 2009   0.835       0.971        36,117
                                                                                 2008   1.095       0.835        21,253
                                                                                 2007   1.070       1.095         9,667

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.240       2.514           --
                                                                        2015   2.286       2.240           --
                                                                        2014   2.103       2.286           --
                                                                        2013   1.578       2.103           --
                                                                        2012   1.380       1.578           --
                                                                        2011   1.393       1.380           --
                                                                        2010   1.274       1.393           --
                                                                        2009   1.074       1.274           --
                                                                        2008   1.542       1.074           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.394       1.622        1,588
                                                                        2015   1.413       1.394       16,983
                                                                        2014   1.443       1.413       18,093
                                                                        2013   1.158       1.443       28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.190       1.622           --
                                                                        2012   1.020       1.190        6,296
                                                                        2011   1.052       1.020        6,818
                                                                        2010   0.917       1.052        6,918
                                                                        2009   0.653       0.917        7,493
                                                                        2008   1.071       0.653        8,187
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.101       2.098           --
                                                                        2015   1.933       2.101           --
                                                                        2014   1.806       1.933           --
                                                                        2013   1.432       1.806        5,023
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.428       2.659        4,165
                                                                        2015   2.411       2.428        4,173
                                                                        2014   2.301       2.411        4,079
                                                                        2013   1.624       2.301        3,974
                                                                        2012   1.426       1.624           --
                                                                        2011   1.430       1.426           --
                                                                        2010   1.081       1.430           --
                                                                        2009   0.793       1.081           --
                                                                        2008   1.209       0.793           --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.448       2.659        8,934
                                                                      2015   2.547       2.448        9,984
                                                                      2014   2.151       2.547       11,175
                                                                      2013   1.977       2.151       11,449
                                                                      2012   1.943       1.977       11,363
                                                                      2011   1.699       1.943       11,387
                                                                      2010   1.627       1.699       15,091
                                                                      2009   1.442       1.627       13,603
                                                                      2008   2.170       1.442       13,003
                                                                      2007   1.832       2.170        4,601
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2016   3.137       3.088       10,006
                                                                      2015   3.016       3.137        9,422
                                                                      2014   2.707       3.016        9,939
                                                                      2013   2.044       2.707       10,031
                                                                      2012   1.766       2.044       10,282
                                                                      2011   1.809       1.766       11,871
                                                                      2010   1.621       1.809       11,651
                                                                      2009   1.095       1.621       11,101
                                                                      2008   2.038       1.095       11,961
                                                                      2007   1.558       2.038       10,277
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.898       1.152           --
                                                                      2008   1.718       0.898           --
                                                                      2007   1.821       1.718           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.067       1.067           --
                                                                                2011   1.282       1.067           --
                                                                                2010   1.163       1.282           --
                                                                                2009   1.160       1.163           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................ 2007   2.650       2.774           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.040       1.011           --
                                                                                2007   1.020       1.040           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.917       1.855           --
                                                                                2013   1.455       1.917       87,664
                                                                                2012   1.281       1.455       89,488
                                                                                2011   1.369       1.281       64,604
                                                                                2010   1.199       1.369       61,286
                                                                                2009   0.965       1.199       58,359
                                                                                2008   1.471       0.965       51,917
                                                                                2007   1.335       1.471       53,444
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.599       1.714           --
                                                                                2009   1.102       1.599        3,411
                                                                                2008   2.252       1.102        3,124
                                                                                2007   2.106       2.252        3,126
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.395       0.845           --
                                                                                2007   1.406       1.395           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.400       1.573           --
                                                                                2010   1.324       1.400        1,752
                                                                                2009   1.107       1.324        1,748
                                                                                2008   1.473       1.107        1,427
                                                                                2007   1.329       1.473        1,608
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.127       2.035           --
                                                                                2007   1.896       2.127       11,950
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.255       1.220           --
                                                                                2007   1.224       1.255       37,460
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.621       1.517           --
                                                                                2007   1.600       1.621       15,080
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.903       0.910           --
                                                                                2008   1.193       0.903       42,028
                                                                                2007   1.160       1.193       43,215
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.052       1.014           --
                                                                                2007   1.032       1.052           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.563       1.514           --
                                                                                2007   1.528       1.563        8,680
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.529       1.457           --
                                                                                2007   1.592       1.529       47,665
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.966       1.945           --
                                                                                2013   1.646       1.966           --
                                                                                2012   1.418       1.646           --
                                                                                2011   1.692       1.418           --
                                                                                2010   1.521       1.692           --
                                                                                2009   1.081       1.521           --
                                                                                2008   2.112       1.081           --
                                                                                2007   2.032       2.112           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.234       1.221           --
                                                                                2015   1.261       1.234           --
                                                                                2014   1.223       1.261           --
                                                                                2013   1.287       1.223           --
                                                                                2012   1.279       1.287           --
                                                                                2011   1.215       1.279           --
                                                                                2010   1.164       1.215           --
                                                                                2009   1.101       1.164           --
                                                                                2008   1.072       1.101       54,175
                                                                                2007   1.035       1.072           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.841       0.843           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.309       0.841       69,594
                                                                                   2007   1.262       1.309       68,657
 Deutsche High Income Subaccount (Class B) (6/03)................................. 2008   1.305       1.289           --
                                                                                   2007   1.321       1.305       12,954
 Deutsche International Select Equity Subaccount (Class B) (7/03)................. 2008   2.199       2.119           --
                                                                                   2007   1.927       2.199        9,936
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)....................... 2008   1.484       1.424           --
                                                                                   2007   1.423       1.484        1,016
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.563       1.540           --
                                                                                   2007   1.412       1.563           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.537       1.446           --
                                                                                   2007   1.450       1.537        4,487
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.855       0.857           --
                                                                                   2008   1.249       0.855        6,440
                                                                                   2007   1.211       1.249       69,225
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.036       1.039           --
                                                                                   2007   1.008       1.036           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.380       1.203           --
                                                                                   2007   1.328       1.380           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.735       3.129           --
                                                                                   2015   2.848       2.735           --
                                                                                   2014   2.759       2.848        1,109
                                                                                   2013   2.086       2.759        1,266
                                                                                   2012   1.873       2.086        1,268
                                                                                   2011   2.036       1.873        1,272
                                                                                   2010   1.690       2.036        4,583
                                                                                   2009   1.331       1.690        4,589
                                                                                   2008   2.043       1.331        4,595
                                                                                   2007   2.026       2.043        4,601
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.157       1.157           --
                                                                                   2007   1.121       1.157           --
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.121       1.159           --
                                                                                   2009   0.714       1.121        3,612
                                                                                   2008   1.357       0.714        3,985
                                                                                   2007   1.213       1.357        3,529
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.848       1.719           --
                                                                                   2007   1.503       1.848           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.482       1.454           --
                                                                                   2007   1.489       1.482        6,048
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.915       2.071           --
                                                                                   2015   2.019       1.915           --
                                                                                   2014   1.817       2.019           --
                                                                                   2013   1.381       1.817           --
                                                                                   2012   1.259       1.381           --
                                                                                   2011   1.273       1.259           --
                                                                                   2010   1.132       1.273           --
                                                                                   2009   0.864       1.132           --
                                                                                   2008   1.344       0.864           --
                                                                                   2007   1.273       1.344           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.173       1.115           --
                                                                                   2007   1.139       1.173           --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.202       1.810       19,244
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.865       2.088       23,871

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.979       1.865        23,713
                                                                               2014   1.950       1.979        31,854
                                                                               2013   1.816       1.950        44,207
                                                                               2012   1.587       1.816        39,746
                                                                               2011   1.579       1.587        45,534
                                                                               2010   1.388       1.579        47,079
                                                                               2009   0.964       1.388        10,687
                                                                               2008   1.292       0.964        10,830
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.492       1.492            --
                                                                               2013   1.272       1.492         1,505
                                                                               2012   1.137       1.272         1,505
                                                                               2011   1.177       1.137         1,506
                                                                               2010   1.055       1.177         1,507
                                                                               2009   0.879       1.055         7,907
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.608       1.599            --
                                                                               2013   1.300       1.608        38,485
                                                                               2012   1.144       1.300        61,216
                                                                               2011   1.212       1.144        60,529
                                                                               2010   1.068       1.212        65,720
                                                                               2009   0.869       1.068        66,260
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.472       1.477            --
                                                                               2013   1.312       1.472        37,295
                                                                               2012   1.189       1.312        35,860
                                                                               2011   1.212       1.189        36,618
                                                                               2010   1.098       1.212        36,350
                                                                               2009   0.929       1.098        35,908
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.105       2.312        12,782
                                                                               2015   2.482       2.105        15,406
                                                                               2014   2.695       2.482        14,150
                                                                               2013   2.883       2.695        12,469
                                                                               2012   2.465       2.883        10,915
                                                                               2011   3.076       2.465         8,703
                                                                               2010   2.526       3.076        10,489
                                                                               2009   1.520       2.526        11,787
                                                                               2008   3.469       1.520        12,691
                                                                               2007   2.757       3.469         9,835
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.750       1.704        23,300
                                                                               2015   1.814       1.750        27,230
                                                                               2014   1.985       1.814        31,793
                                                                               2013   1.695       1.985        29,439
                                                                               2012   1.479       1.695        30,590
                                                                               2011   1.686       1.479        27,589
                                                                               2010   1.541       1.686        30,720
                                                                               2009   1.193       1.541        41,457
                                                                               2008   2.048       1.193        20,278
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.058       1.145            --
                                                                               2012   1.023       1.058        27,493
                                                                               2011   1.100       1.023        34,193
                                                                               2010   0.911       1.100        76,744
                                                                               2009   0.678       0.911        89,891
                                                                               2008   1.075       0.678       121,130
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.887       1.858           391
                                                                               2015   1.849       1.887           391
                                                                               2014   1.843       1.849           391
                                                                               2013   1.476       1.843           391
                                                                               2012   1.240       1.476           391
                                                                               2011   1.379       1.240           392
                                                                               2010   1.277       1.379         9,482
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.581       1.618            --
                                                                               2015   1.634       1.581        46,345
                                                                               2014   1.593       1.634        53,764
                                                                               2013   1.599       1.593       131,292
                                                                               2012   1.461       1.599       245,287
                                                                               2011   1.438       1.461       391,601
                                                                               2010   1.307       1.438       286,931
                                                                               2009   1.002       1.307       149,727
                                                                               2008   1.159       1.002            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.358       1.418            --
                                                                          2012   1.229       1.358         7,094
                                                                          2011   1.391       1.229         3,228
                                                                          2010   1.182       1.391         3,334
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.390       1.583        25,342
                                                                          2015   1.468       1.390        57,454
                                                                          2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.037       0.688       285,750
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.696       2.813            --
                                                                          2015   2.574       2.696            --
                                                                          2014   2.324       2.574            --
                                                                          2013   1.732       2.324            --
                                                                          2012   1.551       1.732            --
                                                                          2011   1.606       1.551         4,452
                                                                          2010   1.281       1.606         4,460
                                                                          2009   0.896       1.281         9,897
                                                                          2008   1.449       0.896         4,479
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.595       1.718            --
                                                                          2012   1.531       1.595            --
                                                                          2011   1.685       1.531            --
                                                                          2010   1.349       1.685            --
                                                                          2009   0.933       1.349            --
                                                                          2008   1.712       0.933            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.210       1.222            --
                                                                          2015   1.227       1.210            --
                                                                          2014   1.170       1.227            --
                                                                          2013   1.203       1.170            --
                                                                          2012   1.142       1.203            --
                                                                          2011   1.094       1.142            --
                                                                          2010   1.031       1.094            --
                                                                          2009   0.961       1.031            --
                                                                          2008   1.017       0.961            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.662       1.928        79,216
                                                                          2015   1.804       1.662        81,050
                                                                          2014   1.674       1.804        78,289
                                                                          2013   1.294       1.674        77,945
                                                                          2012   1.156       1.294        80,029
                                                                          2011   1.153       1.156        58,586
                                                                          2010   1.078       1.153        61,879
                                                                          2009   0.988       1.078        68,491
                                                                          2008   1.452       0.988        46,409
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)......... 2016   1.647       1.620        29,472
                                                                          2015   1.677       1.647        31,983
                                                                          2014   1.708       1.677        30,277
                                                                          2013   1.739       1.708        27,155
                                                                          2012   1.770       1.739        22,332
                                                                          2011   1.802       1.770        17,110
                                                                          2010   1.835       1.802        15,934
                                                                          2009   1.864       1.835        18,270
                                                                          2008   1.859       1.864        15,065
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.373       1.510            --
                                                                          2012   1.211       1.373         6,863
                                                                          2011   1.317       1.211         7,039
                                                                          2010   1.173       1.317         7,277
                                                                          2009   0.983       1.173        11,075
                                                                          2008   1.516       0.983        10,920
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2016   2.256       2.331            --
                                                                          2015   2.239       2.256            --
                                                                          2014   2.056       2.239            --
                                                                          2013   1.730       2.056            --
 MSF Jennison Growth Subaccount (Class B) (4/14)......................... 2016   1.475       1.446       169,499

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.358       1.475       184,942
                                                                                 2014   1.205       1.358       241,017
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.694       1.776        42,442
                                                                                 2015   1.686       1.694        44,081
                                                                                 2014   1.557       1.686        45,106
                                                                                 2013   1.318       1.557        44,352
                                                                                 2012   1.197       1.318        41,332
                                                                                 2011   1.177       1.197        40,661
                                                                                 2010   1.096       1.177        39,440
                                                                                 2009   0.954       1.096        34,844
                                                                                 2008   1.218       0.954        29,034
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.949       2.049         8,928
                                                                                 2015   1.943       1.949           711
                                                                                 2014   1.792       1.943           711
                                                                                 2013   1.368       1.792           711
                                                                                 2012   1.237       1.368           711
                                                                                 2011   1.316       1.237           712
                                                                                 2010   1.199       1.316           712
                                                                                 2009   0.928       1.199         4,723
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.310       1.365           402
                                                                                 2015   1.348       1.310        43,177
                                                                                 2014   1.315       1.348        43,078
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.305       1.373       777,085
                                                                                 2015   1.346       1.305       948,883
                                                                                 2014   1.303       1.346     1,378,230
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.281       1.361       335,902
                                                                                 2015   1.327       1.281       408,491
                                                                                 2014   1.277       1.327       539,067
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.619       1.771        23,788
                                                                                 2015   1.633       1.619        25,133
                                                                                 2014   1.470       1.633        26,414
                                                                                 2013   1.137       1.470        30,541
                                                                                 2012   1.003       1.137        31,894
                                                                                 2011   1.005       1.003        33,271
                                                                                 2010   0.893       1.005        34,826
                                                                                 2009   0.722       0.893        34,835
                                                                                 2008   1.113       0.722            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.392       1.489        52,915
                                                                                 2015   1.423       1.392        53,583
                                                                                 2014   1.337       1.423        50,739
                                                                                 2013   1.147       1.337        50,710
                                                                                 2012   1.049       1.147        73,043
                                                                                 2011   1.045       1.049        62,873
                                                                                 2010   0.969       1.045        58,227
                                                                                 2009   0.834       0.969        58,157
                                                                                 2008   1.094       0.834        27,662
                                                                                 2007   1.070       1.094        24,400
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   2.226       2.497           632
                                                                                 2015   2.273       2.226         4,089
                                                                                 2014   2.092       2.273         5,785
                                                                                 2013   1.570       2.092         6,171
                                                                                 2012   1.374       1.570           632
                                                                                 2011   1.387       1.374           632
                                                                                 2010   1.270       1.387           632
                                                                                 2009   1.071       1.270           633
                                                                                 2008   1.539       1.071            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.387       1.613        11,467
                                                                                 2015   1.407       1.387        12,832
                                                                                 2014   1.436       1.407        23,238
                                                                                 2013   1.153       1.436        26,088
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.186       1.616            --
                                                                                 2012   1.017       1.186         3,654
                                                                                 2011   1.050       1.017         3,775
                                                                                 2010   0.916       1.050         3,899
                                                                                 2009   0.652       0.916        16,093
                                                                                 2008   1.070       0.652         1,466

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.088       2.084        9,155
                                                                        2015   1.922       2.088        9,041
                                                                        2014   1.796       1.922        9,834
                                                                        2013   1.425       1.796       10,027
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.412       2.641        1,614
                                                                        2015   2.397       2.412        1,631
                                                                        2014   2.289       2.397        1,698
                                                                        2013   1.616       2.289        9,257
                                                                        2012   1.420       1.616        9,372
                                                                        2011   1.425       1.420        9,462
                                                                        2010   1.077       1.425        9,593
                                                                        2009   0.791       1.077       15,613
                                                                        2008   1.206       0.791        9,714





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.417       2.623        29,136
                                                                        2015   2.518       2.417         2,231
                                                                        2014   2.128       2.518         2,232
                                                                        2013   1.958       2.128         9,712
                                                                        2012   1.927       1.958         9,260
                                                                        2011   1.686       1.927        42,094
                                                                        2010   1.617       1.686        15,666
                                                                        2009   1.434       1.617        16,446
                                                                        2008   2.160       1.434        15,854
                                                                        2007   1.825       2.160        27,002
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.098       3.046        24,444
                                                                        2015   2.981       3.098        24,555
                                                                        2014   2.678       2.981        23,008
                                                                        2013   2.025       2.678        39,615
                                                                        2012   1.751       2.025        42,122
                                                                        2011   1.796       1.751        43,772
                                                                        2010   1.611       1.796        42,849
                                                                        2009   1.089       1.611        57,355
                                                                        2008   2.028       1.089        65,036
                                                                        2007   1.552       2.028        59,605
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.893       1.145            --
                                                                        2008   1.710       0.893        23,568
                                                                        2007   1.815       1.710        27,930
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.058       1.058            --
                                                                        2011   1.273       1.058            --
                                                                        2010   1.156       1.273        19,497
                                                                        2009   1.153       1.156        21,912
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.640       2.763            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.037       1.008            --
                                                                        2007   1.019       1.037        49,918
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.897       1.835            --
                                                                        2013   1.441       1.897       263,382
                                                                        2012   1.270       1.441       317,143
                                                                        2011   1.359       1.270       361,167
                                                                        2010   1.191       1.359       302,632
                                                                        2009   0.959       1.191       458,034
                                                                        2008   1.464       0.959       524,155
                                                                        2007   1.330       1.464       595,695
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.588       1.702            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   1.096       1.588        31,258
                                                                                2008   2.242       1.096        73,951
                                                                                2007   2.098       2.242        82,343
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.388       1.302            --
                                                                                2007   1.401       1.388       160,579
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.390       1.561            --
                                                                                2010   1.315       1.390       102,334
                                                                                2009   1.101       1.315       113,790
                                                                                2008   1.466       1.101       121,650
                                                                                2007   1.324       1.466       148,908
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.117       2.025            --
                                                                                2007   1.889       2.117       178,211
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.249       1.214            --
                                                                                2007   1.219       1.249       101,585
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.613       1.510            --
                                                                                2007   1.594       1.613       100,502
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.899       0.906            --
                                                                                2008   1.189       0.899       360,131
                                                                                2007   1.157       1.189       371,557
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.047       1.009            --
                                                                                2007   1.029       1.047       715,867
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.556       1.506            --
                                                                                2007   1.523       1.556       804,221
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.522       1.450            --
                                                                                2007   1.587       1.522       732,138
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.945       1.924            --
                                                                                2013   1.630       1.945         6,020
                                                                                2012   1.406       1.630         6,152
                                                                                2011   1.679       1.406         6,117
                                                                                2010   1.511       1.679         7,942
                                                                                2009   1.075       1.511         7,965
                                                                                2008   2.103       1.075         9,693
                                                                                2007   2.025       2.103        46,979
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.218       1.205        29,934
                                                                                2015   1.246       1.218        40,640
                                                                                2014   1.210       1.246        44,903
                                                                                2013   1.275       1.210        47,409
                                                                                2012   1.268       1.275        72,439
                                                                                2011   1.206       1.268       206,989
                                                                                2010   1.157       1.206       127,009
                                                                                2009   1.095       1.157       126,656
                                                                                2008   1.068       1.095       124,617
                                                                                2007   1.031       1.068       119,639
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.838       0.839            --
                                                                                2008   1.305       0.838     1,581,048
                                                                                2007   1.259       1.305     1,490,977
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.299       1.283            --
                                                                                2007   1.317       1.299       592,256
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.189       2.109            --
                                                                                2007   1.920       2.189       209,300
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.477       1.417            --
                                                                                2007   1.418       1.477       300,902
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.556       1.533            --
                                                                                2007   1.407       1.556       235,025
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.530       1.439            --
                                                                                2007   1.445       1.530        35,824
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.851       0.853            --
                                                                                2008   1.245       0.851       822,989
                                                                                2007   1.208       1.245       845,420

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.031       1.034            --
                                                                                   2007   1.004       1.031        33,657
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.374       1.197            --
                                                                                   2007   1.323       1.374        81,560
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.701       3.087        54,137
                                                                                   2015   2.815       2.701        82,660
                                                                                   2014   2.730       2.815       102,553
                                                                                   2013   2.066       2.730       133,705
                                                                                   2012   1.857       2.066       202,400
                                                                                   2011   2.021       1.857       212,755
                                                                                   2010   1.679       2.021       247,220
                                                                                   2009   1.324       1.679       324,782
                                                                                   2008   2.034       1.324       383,584
                                                                                   2007   2.019       2.034       403,392
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.151       1.151            --
                                                                                   2007   1.117       1.151       349,696
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.113       1.151            --
                                                                                   2009   0.710       1.113        65,883
                                                                                   2008   1.350       0.710        74,524
                                                                                   2007   1.209       1.350        86,576
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.839       1.710            --
                                                                                   2007   1.498       1.839       107,814
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.476       1.447            --
                                                                                   2007   1.484       1.476       435,379
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.892       2.043         8,262
                                                                                   2015   1.996       1.892         8,262
                                                                                   2014   1.798       1.996         8,262
                                                                                   2013   1.368       1.798         8,262
                                                                                   2012   1.248       1.368         8,262
                                                                                   2011   1.264       1.248        56,279
                                                                                   2010   1.124       1.264         8,262
                                                                                   2009   0.859       1.124         8,262
                                                                                   2008   1.338       0.859         8,266
                                                                                   2007   1.269       1.338         8,266
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.170       1.112            --
                                                                                   2007   1.137       1.170       468,489
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.195       1.801        85,294
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.842       2.059       217,832
                                                                                   2015   1.956       1.842       301,447
                                                                                   2014   1.930       1.956       299,532
                                                                                   2013   1.799       1.930       441,221
                                                                                   2012   1.573       1.799       651,101
                                                                                   2011   1.567       1.573       682,473
                                                                                   2010   1.379       1.567     1,050,209
                                                                                   2009   0.959       1.379       462,408
                                                                                   2008   1.286       0.959       555,213
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.478       1.477            --
                                                                                   2013   1.261       1.478       623,954
                                                                                   2012   1.128       1.261       713,295
                                                                                   2011   1.170       1.128       713,295
                                                                                   2010   1.050       1.170       723,967
                                                                                   2009   0.875       1.050       724,442
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.593       1.584            --
                                                                                   2013   1.289       1.593       695,595
                                                                                   2012   1.136       1.289     1,399,007
                                                                                   2011   1.204       1.136     1,504,088
                                                                                   2010   1.063       1.204     1,504,219
                                                                                   2009   0.865       1.063     1,366,907
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.459       1.463            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.301       1.459       271,104
                                                                               2012   1.180       1.301       420,445
                                                                               2011   1.204       1.180       428,117
                                                                               2010   1.092       1.204       438,565
                                                                               2009   0.925       1.092       446,559
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.079       2.281        28,346
                                                                               2015   2.454       2.079        35,455
                                                                               2014   2.667       2.454        35,525
                                                                               2013   2.855       2.667        56,357
                                                                               2012   2.444       2.855        52,885
                                                                               2011   3.053       2.444        50,531
                                                                               2010   2.509       3.053        56,423
                                                                               2009   1.512       2.509        89,789
                                                                               2008   3.453       1.512        94,074
                                                                               2007   2.746       3.453       104,255
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.886       1.835        76,002
                                                                               2015   1.957       1.886       141,165
                                                                               2014   2.144       1.957       148,167
                                                                               2013   1.832       2.144       222,708
                                                                               2012   1.600       1.832       241,788
                                                                               2011   1.826       1.600       282,332
                                                                               2010   1.671       1.826       283,229
                                                                               2009   1.294       1.671       291,236
                                                                               2008   2.224       1.294       351,642
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.050       1.136            --
                                                                               2012   1.016       1.050       401,086
                                                                               2011   1.093       1.016       442,557
                                                                               2010   0.907       1.093       705,602
                                                                               2009   0.676       0.907       708,664
                                                                               2008   1.072       0.676       773,187
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   2.033       1.999        22,777
                                                                               2015   1.993       2.033        32,123
                                                                               2014   1.989       1.993        31,849
                                                                               2013   1.595       1.989        29,452
                                                                               2012   1.341       1.595        47,266
                                                                               2011   1.493       1.341        47,672
                                                                               2010   1.384       1.493        52,565
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.562       1.598            --
                                                                               2015   1.615       1.562       727,463
                                                                               2014   1.576       1.615       757,168
                                                                               2013   1.584       1.576       984,336
                                                                               2012   1.449       1.584     1,047,284
                                                                               2011   1.427       1.449     1,145,450
                                                                               2010   1.298       1.427     1,149,453
                                                                               2009   0.996       1.298     1,372,955
                                                                               2008   1.153       0.996       324,220
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.345       1.404            --
                                                                               2012   1.219       1.345        65,426
                                                                               2011   1.380       1.219       112,522
                                                                               2010   1.174       1.380        68,065
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.377       1.566       300,596
                                                                               2015   1.455       1.377       382,901
                                                                               2014   1.309       1.455       348,699
                                                                               2013   0.997       1.309       419,690
                                                                               2012   0.862       0.997       437,276
                                                                               2011   0.915       0.862       521,650
                                                                               2010   0.797       0.915       543,344
                                                                               2009   0.686       0.797       560,177
                                                                               2008   1.035       0.686       557,303
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.663       2.775        18,980
                                                                               2015   2.544       2.663        19,835
                                                                               2014   2.299       2.544        20,642
                                                                               2013   1.716       2.299        32,611
                                                                               2012   1.538       1.716        50,976
                                                                               2011   1.594       1.538        82,200
                                                                               2010   1.272       1.594        42,063
                                                                               2009   0.891       1.272        29,296
                                                                               2008   1.442       0.891        36,084

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.579       1.702            --
                                                                                 2012   1.518       1.579        67,174
                                                                                 2011   1.672       1.518        66,103
                                                                                 2010   1.340       1.672        71,039
                                                                                 2009   0.928       1.340        81,041
                                                                                 2008   1.704       0.928        88,773
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.195       1.206       120,669
                                                                                 2015   1.213       1.195       395,847
                                                                                 2014   1.158       1.213       408,802
                                                                                 2013   1.192       1.158       478,915
                                                                                 2012   1.133       1.192       501,333
                                                                                 2011   1.086       1.133       626,069
                                                                                 2010   1.024       1.086       533,887
                                                                                 2009   0.956       1.024       617,076
                                                                                 2008   1.012       0.956       701,637
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.641       1.902       144,896
                                                                                 2015   1.783       1.641       210,651
                                                                                 2014   1.656       1.783       231,935
                                                                                 2013   1.281       1.656       295,106
                                                                                 2012   1.146       1.281       365,840
                                                                                 2011   1.144       1.146       462,078
                                                                                 2010   1.071       1.144       485,382
                                                                                 2009   0.983       1.071       701,651
                                                                                 2008   1.445       0.983       721,612
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.627       1.598        33,743
                                                                                 2015   1.658       1.627        85,912
                                                                                 2014   1.690       1.658        96,708
                                                                                 2013   1.722       1.690       116,776
                                                                                 2012   1.755       1.722        83,061
                                                                                 2011   1.789       1.755       130,445
                                                                                 2010   1.823       1.789        81,244
                                                                                 2009   1.853       1.823       252,958
                                                                                 2008   1.850       1.853       465,455
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.360       1.495            --
                                                                                 2012   1.200       1.360        62,788
                                                                                 2011   1.307       1.200        95,724
                                                                                 2010   1.165       1.307        99,851
                                                                                 2009   0.978       1.165        76,059
                                                                                 2008   1.509       0.978        80,612
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.228       2.299        40,188
                                                                                 2015   2.213       2.228        54,243
                                                                                 2014   2.035       2.213        54,241
                                                                                 2013   1.712       2.035        64,660
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.460       1.431       349,850
                                                                                 2015   1.346       1.460       448,568
                                                                                 2014   1.196       1.346       497,784
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.673       1.752        18,775
                                                                                 2015   1.667       1.673        20,244
                                                                                 2014   1.541       1.667        20,443
                                                                                 2013   1.305       1.541        26,264
                                                                                 2012   1.187       1.305        25,940
                                                                                 2011   1.168       1.187        45,279
                                                                                 2010   1.089       1.168        45,833
                                                                                 2009   0.948       1.089        88,698
                                                                                 2008   1.212       0.948        85,266
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.925       2.022       505,392
                                                                                 2015   1.920       1.925       246,415
                                                                                 2014   1.774       1.920       292,408
                                                                                 2013   1.355       1.774       305,785
                                                                                 2012   1.227       1.355       398,164
                                                                                 2011   1.306       1.227       493,142
                                                                                 2010   1.192       1.306       618,059
                                                                                 2009   0.922       1.192       686,761
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.297       1.350       121,990
                                                                                 2015   1.336       1.297       178,771
                                                                                 2014   1.304       1.336       309,169

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.292       1.358     1,920,119
                                                                        2015   1.334       1.292     2,010,427
                                                                        2014   1.292       1.334     2,022,934
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.269       1.347     1,636,714
                                                                        2015   1.316       1.269     1,646,410
                                                                        2014   1.267       1.316     1,963,365
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.602       1.751        98,946
                                                                        2015   1.618       1.602        72,026
                                                                        2014   1.458       1.618        72,057
                                                                        2013   1.129       1.458        81,021
                                                                        2012   0.997       1.129       131,415
                                                                        2011   0.999       0.997       188,966
                                                                        2010   0.890       0.999       225,288
                                                                        2009   0.720       0.890       227,845
                                                                        2008   1.111       0.720       208,244
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.378       1.473        80,437
                                                                        2015   1.410       1.378        89,272
                                                                        2014   1.327       1.410        98,130
                                                                        2013   1.139       1.327       188,482
                                                                        2012   1.043       1.139       210,762
                                                                        2011   1.041       1.043       283,598
                                                                        2010   0.966       1.041       395,524
                                                                        2009   0.832       0.966       471,387
                                                                        2008   1.092       0.832       325,782
                                                                        2007   1.069       1.092       379,953
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.198       2.463        69,917
                                                                        2015   2.247       2.198       102,200
                                                                        2014   2.070       2.247       117,149
                                                                        2013   1.555       2.070       159,901
                                                                        2012   1.362       1.555       154,572
                                                                        2011   1.377       1.362       195,039
                                                                        2010   1.261       1.377       195,309
                                                                        2009   1.065       1.261       240,756
                                                                        2008   1.531       1.065       243,676
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.372       1.594       167,525
                                                                        2015   1.393       1.372       204,691
                                                                        2014   1.424       1.393       217,273
                                                                        2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.178       1.604        42,203
                                                                        2012   1.012       1.178       267,091
                                                                        2011   1.045       1.012       236,797
                                                                        2010   0.912       1.045       409,259
                                                                        2009   0.650       0.912       386,369
                                                                        2008   1.068       0.650       398,832
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.062       2.056       860,228
                                                                        2015   1.900       2.062       900,974
                                                                        2014   1.777       1.900       187,029
                                                                        2013   1.411       1.777       250,188
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.382       2.606        22,208
                                                                        2015   2.370       2.382        35,432
                                                                        2014   2.265       2.370        50,957
                                                                        2013   1.601       2.265        60,388
                                                                        2012   1.408       1.601        63,621
                                                                        2011   1.414       1.408        67,943
                                                                        2010   1.070       1.414       117,116
                                                                        2009   0.787       1.070        92,216
                                                                        2008   1.200       0.787        93,582

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.402       2.606        75,181
                                                                        2015   2.503       2.402        96,347
                                                                        2014   2.117       2.503       109,443
                                                                        2013   1.949       2.117       159,473
                                                                        2012   1.918       1.949       165,514
                                                                        2011   1.680       1.918       175,193
                                                                        2010   1.611       1.680       185,186
                                                                        2009   1.430       1.611       180,142
                                                                        2008   2.155       1.430       215,906
                                                                        2007   1.822       2.155       312,590
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.079       3.026       114,616
                                                                        2015   2.964       3.079       136,499
                                                                        2014   2.664       2.964       179,297
                                                                        2013   2.015       2.664       207,151
                                                                        2012   1.743       2.015       225,971
                                                                        2011   1.789       1.743       238,619
                                                                        2010   1.605       1.789       303,140
                                                                        2009   1.086       1.605       332,591
                                                                        2008   2.024       1.086       428,762
                                                                        2007   1.550       2.024       465,065
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.891       1.141            --
                                                                        2008   1.706       0.891        79,244
                                                                        2007   1.812       1.706        95,211
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.054       1.054            --
                                                                        2011   1.268       1.054            --
                                                                        2010   1.152       1.268        92,221
                                                                        2009   1.149       1.152        58,852
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.636       2.758            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.036       1.007            --
                                                                        2007   1.018       1.036        70,390
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.887       1.825            --
                                                                        2013   1.434       1.887     1,387,302
                                                                        2012   1.265       1.434     1,756,102
                                                                        2011   1.354       1.265     1,995,947
                                                                        2010   1.187       1.354     1,847,925
                                                                        2009   0.957       1.187     2,268,695
                                                                        2008   1.461       0.957     2,595,224
                                                                        2007   1.328       1.461     3,220,778
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.583       1.696            --
                                                                        2009   1.093       1.583       668,832
                                                                        2008   2.237       1.093       782,684
                                                                        2007   2.094       2.237       884,298
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.385       1.299            --
                                                                        2007   1.399       1.385       992,695
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.384       1.555            --
                                                                        2010   1.311       1.384       477,607
                                                                        2009   1.097       1.311       484,982
                                                                        2008   1.463       1.097       661,899
                                                                        2007   1.322       1.463       770,922
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.112       2.020            --
                                                                        2007   1.885       2.112       905,996
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.246       1.211            --
                                                                        2007   1.217       1.246     1,314,581
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.610       1.506            --
                                                                        2007   1.591       1.610     1,507,328
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.897       0.904            --
                                                                        2008   1.187       0.897     3,143,648
                                                                        2007   1.156       1.187     3,060,131
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.045       1.006            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.027       1.045     3,343,448
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.552       1.503            --
                                                                                2007   1.520       1.552     2,573,182
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.519       1.447            --
                                                                                2007   1.584       1.519     5,027,960
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.935       1.913            --
                                                                                2013   1.622       1.935       205,818
                                                                                2012   1.400       1.622       258,448
                                                                                2011   1.673       1.400       476,388
                                                                                2010   1.506       1.673       675,876
                                                                                2009   1.072       1.506       756,984
                                                                                2008   2.098       1.072       794,917
                                                                                2007   2.021       2.098       932,133
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.211       1.197       359,190
                                                                                2015   1.239       1.211       420,484
                                                                                2014   1.204       1.239       574,167
                                                                                2013   1.269       1.204       668,834
                                                                                2012   1.263       1.269     1,003,809
                                                                                2011   1.201       1.263     1,028,108
                                                                                2010   1.153       1.201     1,192,613
                                                                                2009   1.092       1.153     1,226,957
                                                                                2008   1.065       1.092     1,883,030
                                                                                2007   1.029       1.065     1,653,043
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.836       0.837            --
                                                                                2008   1.302       0.836     4,429,979
                                                                                2007   1.258       1.302     4,703,657
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.296       1.279            --
                                                                                2007   1.314       1.296     1,452,167
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.184       2.104            --
                                                                                2007   1.917       2.184     1,717,858
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.474       1.414            --
                                                                                2007   1.415       1.474       611,394
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.553       1.529            --
                                                                                2007   1.404       1.553       912,428
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.527       1.436            --
                                                                                2007   1.443       1.527       279,456
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.849       0.851            --
                                                                                2008   1.243       0.849     4,744,890
                                                                                2007   1.206       1.243     5,694,782
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.029       1.032            --
                                                                                2007   1.002       1.029     3,363,453
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.371       1.194            --
                                                                                2007   1.321       1.371     1,115,019
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   2.684       3.066       270,275
                                                                                2015   2.799       2.684       292,924
                                                                                2014   2.716       2.799       425,181
                                                                                2013   2.056       2.716       484,485
                                                                                2012   1.849       2.056       706,574
                                                                                2011   2.013       1.849       825,410
                                                                                2010   1.673       2.013       976,117
                                                                                2009   1.320       1.673     1,299,617
                                                                                2008   2.029       1.320     1,327,067
                                                                                2007   2.016       2.029     1,553,769
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.149       1.148            --
                                                                                2007   1.115       1.149     1,684,108
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.110       1.147            --
                                                                                2009   0.708       1.110       341,284
                                                                                2008   1.347       0.708       416,050
                                                                                2007   1.207       1.347       373,758
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.835       1.706            --
                                                                                2007   1.495       1.835       444,814

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.472       1.443            --
                                                                                   2007   1.481       1.472     1,303,173
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.880       2.029        40,356
                                                                                   2015   1.985       1.880        36,376
                                                                                   2014   1.789       1.985        35,818
                                                                                   2013   1.361       1.789        37,518
                                                                                   2012   1.243       1.361        45,925
                                                                                   2011   1.259       1.243        42,981
                                                                                   2010   1.121       1.259        74,902
                                                                                   2009   0.856       1.121        76,944
                                                                                   2008   1.335       0.856        55,365
                                                                                   2007   1.267       1.335        86,767
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.169       1.110            --
                                                                                   2007   1.137       1.169     2,697,228
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.191       1.797     1,040,641
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.830       2.045       973,361
                                                                                   2015   1.945       1.830     1,224,667
                                                                                   2014   1.920       1.945     1,577,874
                                                                                   2013   1.790       1.920     2,014,223
                                                                                   2012   1.567       1.790     2,609,942
                                                                                   2011   1.561       1.567     2,728,963
                                                                                   2010   1.375       1.561     3,271,656
                                                                                   2009   0.956       1.375       931,655
                                                                                   2008   1.283       0.956     1,123,073
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.471       1.470            --
                                                                                   2013   1.256       1.471     2,926,744
                                                                                   2012   1.124       1.256     3,506,109
                                                                                   2011   1.166       1.124     3,810,455
                                                                                   2010   1.047       1.166     3,941,808
                                                                                   2009   0.873       1.047     4,584,310
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.585       1.576            --
                                                                                   2013   1.284       1.585     1,694,424
                                                                                   2012   1.131       1.284     2,393,988
                                                                                   2011   1.200       1.131     2,868,213
                                                                                   2010   1.060       1.200     3,345,619
                                                                                   2009   0.863       1.060     4,206,706
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.452       1.456            --
                                                                                   2013   1.296       1.452     2,357,403
                                                                                   2012   1.176       1.296     2,637,940
                                                                                   2011   1.200       1.176     2,486,193
                                                                                   2010   1.089       1.200     3,571,647
                                                                                   2009   0.923       1.089     3,195,710
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   2.066       2.266       149,857
                                                                                   2015   2.440       2.066       189,715
                                                                                   2014   2.653       2.440       239,269
                                                                                   2013   2.842       2.653       327,696
                                                                                   2012   2.433       2.842       391,783
                                                                                   2011   3.041       2.433       428,564
                                                                                   2010   2.501       3.041       580,201
                                                                                   2009   1.507       2.501       607,176
                                                                                   2008   3.445       1.507       711,476
                                                                                   2007   2.741       3.445       691,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2016   1.874       1.822       565,476
                                                                                   2015   1.946       1.874       624,864
                                                                                   2014   2.132       1.946       878,317
                                                                                   2013   1.823       2.132     1,172,017
                                                                                   2012   1.593       1.823     1,453,642
                                                                                   2011   1.819       1.593     1,712,926
                                                                                   2010   1.665       1.819     1,992,980
                                                                                   2009   1.291       1.665     2,268,150
                                                                                   2008   2.219       1.291     2,530,223
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.046       1.132            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.013       1.046     1,510,570
                                                                          2011   1.090       1.013     1,694,566
                                                                          2010   0.905       1.090     1,901,482
                                                                          2009   0.675       0.905     1,947,311
                                                                          2008   1.071       0.675     2,449,277
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   2.020       1.985       459,961
                                                                          2015   1.982       2.020       505,732
                                                                          2014   1.978       1.982       588,153
                                                                          2013   1.587       1.978       626,128
                                                                          2012   1.336       1.587       647,127
                                                                          2011   1.487       1.336       712,326
                                                                          2010   1.379       1.487       762,125
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.552       1.587            --
                                                                          2015   1.606       1.552     1,690,864
                                                                          2014   1.568       1.606     2,469,992
                                                                          2013   1.576       1.568     3,060,570
                                                                          2012   1.442       1.576     7,802,658
                                                                          2011   1.422       1.442     8,390,112
                                                                          2010   1.294       1.422     9,699,285
                                                                          2009   0.994       1.294     6,183,121
                                                                          2008   1.151       0.994     1,616,410
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.338       1.397            --
                                                                          2012   1.214       1.338       182,024
                                                                          2011   1.375       1.214       306,028
                                                                          2010   1.170       1.375       322,408
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.370       1.558     2,440,164
                                                                          2015   1.449       1.370     2,791,780
                                                                          2014   1.304       1.449     3,447,291
                                                                          2013   0.994       1.304     5,036,160
                                                                          2012   0.859       0.994     6,185,928
                                                                          2011   0.913       0.859     6,692,749
                                                                          2010   0.795       0.913     7,589,083
                                                                          2009   0.685       0.795     8,557,665
                                                                          2008   1.034       0.685     9,498,604
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.646       2.756        89,286
                                                                          2015   2.529       2.646        97,845
                                                                          2014   2.287       2.529       100,707
                                                                          2013   1.707       2.287       156,655
                                                                          2012   1.532       1.707       163,930
                                                                          2011   1.588       1.532       177,601
                                                                          2010   1.268       1.588       226,351
                                                                          2009   0.889       1.268       253,345
                                                                          2008   1.439       0.889       290,895
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.572       1.693            --
                                                                          2012   1.512       1.572       238,153
                                                                          2011   1.666       1.512       236,494
                                                                          2010   1.336       1.666       264,514
                                                                          2009   0.926       1.336       374,727
                                                                          2008   1.700       0.926       358,510
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.187       1.198       884,443
                                                                          2015   1.206       1.187       977,928
                                                                          2014   1.152       1.206     1,534,906
                                                                          2013   1.186       1.152     2,469,386
                                                                          2012   1.128       1.186     2,719,293
                                                                          2011   1.082       1.128     2,474,912
                                                                          2010   1.021       1.082     2,640,347
                                                                          2009   0.953       1.021     2,976,550
                                                                          2008   1.009       0.953     3,941,577
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.631       1.889       828,302
                                                                          2015   1.773       1.631     1,009,846
                                                                          2014   1.648       1.773     1,287,577
                                                                          2013   1.275       1.648     1,710,679
                                                                          2012   1.141       1.275     2,263,535
                                                                          2011   1.140       1.141     2,785,749
                                                                          2010   1.067       1.140     3,397,159
                                                                          2009   0.980       1.067     4,308,456
                                                                          2008   1.442       0.980     4,594,964

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.616       1.587        915,276
                                                                                 2015   1.648       1.616        960,684
                                                                                 2014   1.681       1.648        984,342
                                                                                 2013   1.714       1.681      1,355,829
                                                                                 2012   1.748       1.714      2,850,525
                                                                                 2011   1.782       1.748      3,405,267
                                                                                 2010   1.817       1.782      1,929,519
                                                                                 2009   1.848       1.817      2,142,897
                                                                                 2008   1.846       1.848      2,177,030
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.353       1.487             --
                                                                                 2012   1.195       1.353        762,519
                                                                                 2011   1.302       1.195        842,425
                                                                                 2010   1.162       1.302      1,080,384
                                                                                 2009   0.975       1.162      1,152,333
                                                                                 2008   1.505       0.975      1,385,415
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.214       2.284         73,276
                                                                                 2015   2.201       2.214        119,483
                                                                                 2014   2.024       2.201        171,395
                                                                                 2013   1.704       2.024        198,864
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.453       1.423      1,595,466
                                                                                 2015   1.341       1.453      1,843,449
                                                                                 2014   1.191       1.341      2,365,180
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.663       1.740        303,852
                                                                                 2015   1.657       1.663        356,594
                                                                                 2014   1.532       1.657        502,841
                                                                                 2013   1.299       1.532        548,305
                                                                                 2012   1.182       1.299        637,743
                                                                                 2011   1.163       1.182        714,384
                                                                                 2010   1.085       1.163        983,870
                                                                                 2009   0.946       1.085      1,202,296
                                                                                 2008   1.209       0.946      1,283,925
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.912       2.008        924,755
                                                                                 2015   1.909       1.912        473,628
                                                                                 2014   1.764       1.909        755,896
                                                                                 2013   1.349       1.764        904,930
                                                                                 2012   1.222       1.349      1,265,634
                                                                                 2011   1.301       1.222      1,484,661
                                                                                 2010   1.188       1.301      1,688,013
                                                                                 2009   0.920       1.188      2,030,441
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.291       1.343      2,374,621
                                                                                 2015   1.331       1.291      2,398,164
                                                                                 2014   1.299       1.331      4,085,244
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.286       1.351      2,486,570
                                                                                 2015   1.328       1.286      3,612,003
                                                                                 2014   1.287       1.328      5,977,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.263       1.339      1,556,661
                                                                                 2015   1.310       1.263      1,871,870
                                                                                 2014   1.262       1.310      3,734,612
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.594       1.741      5,373,821
                                                                                 2015   1.611       1.594      5,356,419
                                                                                 2014   1.452       1.611      5,359,020
                                                                                 2013   1.124       1.452      5,548,268
                                                                                 2012   0.993       1.124      7,590,499
                                                                                 2011   0.997       0.993      8,811,419
                                                                                 2010   0.888       0.997     11,368,994
                                                                                 2009   0.719       0.888     11,081,194
                                                                                 2008   1.109       0.719      3,495,408
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.372       1.465        443,239
                                                                                 2015   1.404       1.372        479,255
                                                                                 2014   1.321       1.404        547,902
                                                                                 2013   1.135       1.321        733,193
                                                                                 2012   1.040       1.135        873,486
                                                                                 2011   1.038       1.040        924,971
                                                                                 2010   0.964       1.038      1,546,348
                                                                                 2009   0.831       0.964      1,644,787
                                                                                 2008   1.091       0.831      1,612,912
                                                                                 2007   1.069       1.091      1,570,181

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.185       2.447       517,603
                                                                        2015   2.234       2.185       604,870
                                                                        2014   2.059       2.234       747,032
                                                                        2013   1.548       2.059       832,088
                                                                        2012   1.356       1.548       438,224
                                                                        2011   1.372       1.356       486,415
                                                                        2010   1.257       1.372       507,445
                                                                        2009   1.062       1.257       579,841
                                                                        2008   1.527       1.062       724,967
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.365       1.585       530,610
                                                                        2015   1.386       1.365       657,025
                                                                        2014   1.418       1.386       976,752
                                                                        2013   1.140       1.418     1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.174       1.597     1,267,749
                                                                        2012   1.009       1.174     1,506,919
                                                                        2011   1.042       1.009     1,607,728
                                                                        2010   0.911       1.042     1,774,209
                                                                        2009   0.649       0.911     1,949,472
                                                                        2008   1.067       0.649     2,452,097
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.049       2.042       270,324
                                                                        2015   1.889       2.049       300,291
                                                                        2014   1.768       1.889       385,941
                                                                        2013   1.404       1.768       510,637
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.367       2.588     1,095,432
                                                                        2015   2.356       2.367     1,279,537
                                                                        2014   2.253       2.356     1,536,770
                                                                        2013   1.593       2.253     1,907,478
                                                                        2012   1.402       1.593     2,549,722
                                                                        2011   1.409       1.402     3,177,786
                                                                        2010   1.067       1.409     3,709,066
                                                                        2009   0.785       1.067     3,628,350
                                                                        2008   1.197       0.785     3,817,198





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.387       2.588    --
                                                                      2015   2.489       2.387    --
                                                                      2014   2.106       2.489    --
                                                                      2013   1.940       2.106    --
                                                                      2012   1.910       1.940    --
                                                                      2011   1.674       1.910    --
                                                                      2010   1.606       1.674    --
                                                                      2009   1.426       1.606    --
                                                                      2008   2.150       1.426    --
                                                                      2007   1.819       2.150    --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2016   3.059       3.005    --
                                                                      2015   2.947       3.059    --
                                                                      2014   2.650       2.947    --
                                                                      2013   2.006       2.650    --
                                                                      2012   1.736       2.006    --
                                                                      2011   1.782       1.736    --
                                                                      2010   1.600       1.782    --
                                                                      2009   1.083       1.600    --
                                                                      2008   2.019       1.083    --
                                                                      2007   1.547       2.019    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.888       1.137    --
                                                                      2008   1.702       0.888    --
                                                                      2007   1.808       1.702    --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.049       1.049           --
                                                                                2011   1.263       1.049           --
                                                                                2010   1.148       1.263           --
                                                                                2009   1.145       1.148           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................ 2007   2.631       2.753           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.035       1.005           --
                                                                                2007   1.017       1.035           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.877       1.815           --
                                                                                2013   1.427       1.877        5,214
                                                                                2012   1.259       1.427        5,217
                                                                                2011   1.349       1.259        5,220
                                                                                2010   1.183       1.349           --
                                                                                2009   0.954       1.183           --
                                                                                2008   1.457       0.954           --
                                                                                2007   1.326       1.457           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.578       1.690           --
                                                                                2009   1.090       1.578           --
                                                                                2008   2.232       1.090           --
                                                                                2007   2.091       2.232           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.382       0.836           --
                                                                                2007   1.396       1.382           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.379       1.549           --
                                                                                2010   1.307       1.379        4,845
                                                                                2009   1.094       1.307        4,848
                                                                                2008   1.460       1.094        4,851
                                                                                2007   1.319       1.460        4,854
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.108       2.015           --
                                                                                2007   1.882       2.108           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.244       1.208           --
                                                                                2007   1.215       1.244           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.606       1.502           --
                                                                                2007   1.589       1.606           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.895       0.902           --
                                                                                2008   1.185       0.895           --
                                                                                2007   1.155       1.185           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.042       1.004           --
                                                                                2007   1.025       1.042           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.549       1.499           --
                                                                                2007   1.517       1.549           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.516       1.443           --
                                                                                2007   1.581       1.516       10,489
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.925       1.903           --
                                                                                2013   1.614       1.925           --
                                                                                2012   1.394       1.614           --
                                                                                2011   1.667       1.394           --
                                                                                2010   1.501       1.667           --
                                                                                2009   1.069       1.501           --
                                                                                2008   2.093       1.069           --
                                                                                2007   2.018       2.093           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.203       1.188           --
                                                                                2015   1.232       1.203           --
                                                                                2014   1.197       1.232           --
                                                                                2013   1.263       1.197           --
                                                                                2012   1.257       1.263           --
                                                                                2011   1.197       1.257           --
                                                                                2010   1.149       1.197           --
                                                                                2009   1.089       1.149           --
                                                                                2008   1.063       1.089           --
                                                                                2007   1.028       1.063           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.834       0.835           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.300       0.834           --
                                                                                   2007   1.256       1.300           --
 Deutsche High Income Subaccount (Class B) (6/03)................................. 2008   1.293       1.276           --
                                                                                   2007   1.312       1.293           --
 Deutsche International Select Equity Subaccount (Class B) (7/03)................. 2008   2.179       2.099           --
                                                                                   2007   1.913       2.179           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)....................... 2008   1.471       1.410           --
                                                                                   2007   1.413       1.471           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.549       1.525           --
                                                                                   2007   1.402       1.549        6,891
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.523       1.432           --
                                                                                   2007   1.440       1.523           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.847       0.849           --
                                                                                   2008   1.241       0.847           --
                                                                                   2007   1.205       1.241           --
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.026       1.029           --
                                                                                   2007   1.001       1.026           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.367       1.191           --
                                                                                   2007   1.319       1.367           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.667       3.045           --
                                                                                   2015   2.783       2.667           --
                                                                                   2014   2.701       2.783           --
                                                                                   2013   2.046       2.701           --
                                                                                   2012   1.841       2.046           --
                                                                                   2011   2.005       1.841           --
                                                                                   2010   1.668       2.005           --
                                                                                   2009   1.316       1.668           --
                                                                                   2008   2.025       1.316           --
                                                                                   2007   2.012       2.025        1,776
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.146       1.145           --
                                                                                   2007   1.113       1.146       11,194
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.106       1.143           --
                                                                                   2009   0.706       1.106           --
                                                                                   2008   1.344       0.706           --
                                                                                   2007   1.205       1.344           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.831       1.702           --
                                                                                   2007   1.493       1.831        8,879
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.469       1.440           --
                                                                                   2007   1.478       1.469           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.868       2.015           --
                                                                                   2015   1.973       1.868           --
                                                                                   2014   1.779       1.973           --
                                                                                   2013   1.355       1.779           --
                                                                                   2012   1.237       1.355           --
                                                                                   2011   1.254       1.237           --
                                                                                   2010   1.117       1.254           --
                                                                                   2009   0.854       1.117           --
                                                                                   2008   1.332       0.854           --
                                                                                   2007   1.264       1.332           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.167       1.109           --
                                                                                   2007   1.136       1.167           --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.187       1.793        9,292
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.819       2.032           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.933       1.819           --
                                                                               2014   1.910       1.933           --
                                                                               2013   1.782       1.910           --
                                                                               2012   1.560       1.782           --
                                                                               2011   1.555       1.560           --
                                                                               2010   1.370       1.555        1,970
                                                                               2009   0.953       1.370           --
                                                                               2008   1.279       0.953           --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.464       1.463           --
                                                                               2013   1.251       1.464           --
                                                                               2012   1.120       1.251           --
                                                                               2011   1.162       1.120           --
                                                                               2010   1.044       1.162           --
                                                                               2009   0.871       1.044           --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.578       1.569           --
                                                                               2013   1.278       1.578           --
                                                                               2012   1.127       1.278           --
                                                                               2011   1.196       1.127           --
                                                                               2010   1.057       1.196        8,804
                                                                               2009   0.861       1.057        8,843
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.445       1.449           --
                                                                               2013   1.291       1.445           --
                                                                               2012   1.172       1.291           --
                                                                               2011   1.197       1.172           --
                                                                               2010   1.086       1.197           --
                                                                               2009   0.921       1.086           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.053       2.250           --
                                                                               2015   2.426       2.053           --
                                                                               2014   2.639       2.426           --
                                                                               2013   2.828       2.639           --
                                                                               2012   2.423       2.828           --
                                                                               2011   3.030       2.423           --
                                                                               2010   2.493       3.030           --
                                                                               2009   1.503       2.493           --
                                                                               2008   3.438       1.503           --
                                                                               2007   2.735       3.438           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.707       1.658           --
                                                                               2015   1.773       1.707           --
                                                                               2014   1.944       1.773           --
                                                                               2013   1.663       1.944           --
                                                                               2012   1.454       1.663           --
                                                                               2011   1.661       1.454           --
                                                                               2010   1.521       1.661           --
                                                                               2009   1.179       1.521           --
                                                                               2008   2.028       1.179           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.042       1.127           --
                                                                               2012   1.010       1.042           --
                                                                               2011   1.087       1.010           --
                                                                               2010   0.903       1.087           --
                                                                               2009   0.674       0.903           --
                                                                               2008   1.069       0.674           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.841       1.808           --
                                                                               2015   1.807       1.841           --
                                                                               2014   1.805       1.807           --
                                                                               2013   1.448       1.805           --
                                                                               2012   1.219       1.448           --
                                                                               2011   1.358       1.219           --
                                                                               2010   1.260       1.358           --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.542       1.577           --
                                                                               2015   1.596       1.542       11,143
                                                                               2014   1.559       1.596       11,148
                                                                               2013   1.569       1.559       11,153
                                                                               2012   1.436       1.569       11,158
                                                                               2011   1.416       1.436       11,165
                                                                               2010   1.289       1.416       11,172
                                                                               2009   0.991       1.289       11,179
                                                                               2008   1.148       0.991       11,187

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.332       1.390           --
                                                                          2012   1.209       1.332           --
                                                                          2011   1.370       1.209           --
                                                                          2010   1.166       1.370           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.363       1.550           --
                                                                          2015   1.443       1.363           --
                                                                          2014   1.299       1.443           --
                                                                          2013   0.991       1.299           --
                                                                          2012   0.857       0.991           --
                                                                          2011   0.911       0.857           --
                                                                          2010   0.794       0.911           --
                                                                          2009   0.684       0.794           --
                                                                          2008   1.033       0.684           --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.629       2.738           --
                                                                          2015   2.515       2.629           --
                                                                          2014   2.275       2.515           --
                                                                          2013   1.699       2.275           --
                                                                          2012   1.525       1.699           --
                                                                          2011   1.582       1.525           --
                                                                          2010   1.264       1.582           --
                                                                          2009   0.886       1.264           --
                                                                          2008   1.435       0.886           --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.564       1.685           --
                                                                          2012   1.505       1.564        8,850
                                                                          2011   1.660       1.505        8,855
                                                                          2010   1.332       1.660        8,861
                                                                          2009   0.923       1.332        8,867
                                                                          2008   1.695       0.923        8,873
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.180       1.189           --
                                                                          2015   1.199       1.180           --
                                                                          2014   1.146       1.199           --
                                                                          2013   1.181       1.146           --
                                                                          2012   1.123       1.181           --
                                                                          2011   1.078       1.123           --
                                                                          2010   1.017       1.078           --
                                                                          2009   0.951       1.017           --
                                                                          2008   1.007       0.951           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.621       1.876        8,341
                                                                          2015   1.762       1.621        8,345
                                                                          2014   1.639       1.762        8,348
                                                                          2013   1.269       1.639        8,352
                                                                          2012   1.136       1.269        8,356
                                                                          2011   1.136       1.136        8,361
                                                                          2010   1.064       1.136        8,366
                                                                          2009   0.977       1.064        8,372
                                                                          2008   1.438       0.977        8,378
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)......... 2016   1.606       1.576           --
                                                                          2015   1.639       1.606           --
                                                                          2014   1.672       1.639           --
                                                                          2013   1.706       1.672           --
                                                                          2012   1.740       1.706           --
                                                                          2011   1.775       1.740           --
                                                                          2010   1.811       1.775           --
                                                                          2009   1.843       1.811           --
                                                                          2008   1.841       1.843        4,041
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.347       1.480           --
                                                                          2012   1.190       1.347           --
                                                                          2011   1.297       1.190           --
                                                                          2010   1.158       1.297           --
                                                                          2009   0.972       1.158           --
                                                                          2008   1.502       0.972           --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2016   2.200       2.268        8,834
                                                                          2015   2.188       2.200        8,838
                                                                          2014   2.013       2.188        8,842
                                                                          2013   1.696       2.013        8,846
 MSF Jennison Growth Subaccount (Class B) (4/14)......................... 2016   1.446       1.416        7,905

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.335       1.446        7,908
                                                                                 2014   1.186       1.335        7,912
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.652       1.729           --
                                                                                 2015   1.648       1.652           --
                                                                                 2014   1.524       1.648           --
                                                                                 2013   1.293       1.524           --
                                                                                 2012   1.177       1.293           --
                                                                                 2011   1.159       1.177           --
                                                                                 2010   1.082       1.159           --
                                                                                 2009   0.943       1.082           --
                                                                                 2008   1.206       0.943           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.901       1.994           --
                                                                                 2015   1.898       1.901           --
                                                                                 2014   1.755       1.898           --
                                                                                 2013   1.342       1.755           --
                                                                                 2012   1.216       1.342           --
                                                                                 2011   1.296       1.216           --
                                                                                 2010   1.184       1.296           --
                                                                                 2009   0.917       1.184           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.285       1.336           --
                                                                                 2015   1.325       1.285           --
                                                                                 2014   1.294       1.325           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.280       1.344           --
                                                                                 2015   1.323       1.280           --
                                                                                 2014   1.282       1.323           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.257       1.332           --
                                                                                 2015   1.304       1.257           --
                                                                                 2014   1.257       1.304           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.586       1.731           --
                                                                                 2015   1.603       1.586           --
                                                                                 2014   1.446       1.603           --
                                                                                 2013   1.120       1.446           --
                                                                                 2012   0.990       1.120           --
                                                                                 2011   0.994       0.990           --
                                                                                 2010   0.886       0.994           --
                                                                                 2009   0.718       0.886           --
                                                                                 2008   1.108       0.718           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.365       1.457       13,066
                                                                                 2015   1.398       1.365       13,071
                                                                                 2014   1.316       1.398       13,077
                                                                                 2013   1.131       1.316       13,083
                                                                                 2012   1.037       1.131       13,090
                                                                                 2011   1.036       1.037       13,097
                                                                                 2010   0.962       1.036       13,105
                                                                                 2009   0.830       0.962       13,114
                                                                                 2008   1.090       0.830       13,124
                                                                                 2007   1.068       1.090           --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   2.171       2.430        4,716
                                                                                 2015   2.221       2.171        4,718
                                                                                 2014   2.048       2.221        4,720
                                                                                 2013   1.540       2.048        4,722
                                                                                 2012   1.350       1.540        4,724
                                                                                 2011   1.367       1.350        4,727
                                                                                 2010   1.253       1.367        4,730
                                                                                 2009   1.059       1.253        4,733
                                                                                 2008   1.524       1.059        4,737
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.358       1.576           --
                                                                                 2015   1.380       1.358           --
                                                                                 2014   1.412       1.380           --
                                                                                 2013   1.135       1.412           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.170       1.591           --
                                                                                 2012   1.006       1.170           --
                                                                                 2011   1.040       1.006           --
                                                                                 2010   0.909       1.040           --
                                                                                 2009   0.648       0.909           --
                                                                                 2008   1.066       0.648           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.036       2.028    --
                                                                        2015   1.878       2.036    --
                                                                        2014   1.759       1.878    --
                                                                        2013   1.397       1.759    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.352       2.571    --
                                                                        2015   2.342       2.352    --
                                                                        2014   2.241       2.342    --
                                                                        2013   1.586       2.241    --
                                                                        2012   1.396       1.586    --
                                                                        2011   1.404       1.396    --
                                                                        2010   1.063       1.404    --
                                                                        2009   0.783       1.063    --
                                                                        2008   1.194       0.783    --





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.240       2.428        28,278
                                                                        2015   2.337       2.240        32,494
                                                                        2014   1.978       2.337        50,006
                                                                        2013   1.823       1.978        57,017
                                                                        2012   1.796       1.823        62,122
                                                                        2011   1.574       1.796        68,342
                                                                        2010   1.512       1.574        73,081
                                                                        2009   1.343       1.512        69,180
                                                                        2008   2.026       1.343        71,036
                                                                        2007   1.714       2.026        51,616
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.704       2.655         8,074
                                                                        2015   2.606       2.704         9,134
                                                                        2014   2.345       2.606        18,527
                                                                        2013   1.775       2.345        19,863
                                                                        2012   1.537       1.775        22,232
                                                                        2011   1.579       1.537        34,778
                                                                        2010   1.418       1.579        38,538
                                                                        2009   0.961       1.418        51,638
                                                                        2008   1.792       0.961        39,800
                                                                        2007   1.373       1.792        68,707
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696       0.891            --
                                                                        2008   1.335       0.696        68,546
                                                                        2007   1.419       1.335        58,050
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.821       0.821            --
                                                                        2011   0.989       0.821            --
                                                                        2010   0.899       0.989       122,182
                                                                        2009   0.897       0.899       118,832
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.097       2.194            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.033       1.004            --
                                                                        2007   1.017       1.033        21,164
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.654       1.599            --
                                                                        2013   1.258       1.654       222,672
                                                                        2012   1.111       1.258       230,742
                                                                        2011   1.190       1.111       237,005
                                                                        2010   1.044       1.190       152,073
                                                                        2009   0.843       1.044       176,467
                                                                        2008   1.288       0.843       268,155
                                                                        2007   1.172       1.288       344,486
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.231       1.319            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.851       1.231       183,070
                                                                                2008   1.743       0.851       166,474
                                                                                2007   1.634       1.743       190,160
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.214       1.138            --
                                                                                2007   1.227       1.214       490,349
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.198       1.345            --
                                                                                2010   1.136       1.198       110,921
                                                                                2009   0.952       1.136       109,019
                                                                                2008   1.270       0.952       106,480
                                                                                2007   1.149       1.270       154,541
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.803       1.723            --
                                                                                2007   1.611       1.803       127,733
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.168       1.134            --
                                                                                2007   1.142       1.168       190,198
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.342       1.255            --
                                                                                2007   1.328       1.342       203,239
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.894       0.900            --
                                                                                2008   1.183       0.894     1,147,898
                                                                                2007   1.153       1.183       847,834
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.077       1.037            --
                                                                                2007   1.060       1.077       373,016
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.311       1.269            --
                                                                                2007   1.285       1.311       256,839
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.314       1.251            --
                                                                                2007   1.372       1.314     1,250,438
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.681       1.662            --
                                                                                2013   1.411       1.681       207,194
                                                                                2012   1.219       1.411       225,603
                                                                                2011   1.458       1.219       220,265
                                                                                2010   1.314       1.458       209,525
                                                                                2009   0.937       1.314       244,805
                                                                                2008   1.834       0.937       255,122
                                                                                2007   1.769       1.834       285,776
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.228       1.213       190,015
                                                                                2015   1.258       1.228       190,974
                                                                                2014   1.224       1.258       194,185
                                                                                2013   1.291       1.224       310,238
                                                                                2012   1.286       1.291       313,570
                                                                                2011   1.225       1.286       202,211
                                                                                2010   1.177       1.225       222,238
                                                                                2009   1.116       1.177       179,766
                                                                                2008   1.089       1.116        51,944
                                                                                2007   1.054       1.089        32,550
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.832       0.833            --
                                                                                2008   1.298       0.832     2,321,357
                                                                                2007   1.255       1.298     2,818,319
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.188       1.173            --
                                                                                2007   1.206       1.188       337,303
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.819       1.752            --
                                                                                2007   1.598       1.819       434,395
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.324       1.269            --
                                                                                2007   1.272       1.324        11,017
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.327       1.306            --
                                                                                2007   1.201       1.327        99,001
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.372       1.289            --
                                                                                2007   1.297       1.372        25,712
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.845       0.847            --
                                                                                2008   1.239       0.845     1,314,207
                                                                                2007   1.203       1.239     1,664,296

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.043       1.046            --
                                                                                   2007   1.017       1.043       196,222
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.203       1.048            --
                                                                                   2007   1.160       1.203       158,883
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.060       2.351        70,852
                                                                                   2015   2.151       2.060       112,376
                                                                                   2014   2.089       2.151       132,382
                                                                                   2013   1.583       2.089       210,884
                                                                                   2012   1.425       1.583       229,907
                                                                                   2011   1.553       1.425       260,337
                                                                                   2010   1.292       1.553       273,900
                                                                                   2009   1.020       1.292       263,021
                                                                                   2008   1.570       1.020       309,661
                                                                                   2007   1.561       1.570       318,797
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.207       1.206            --
                                                                                   2007   1.173       1.207       114,490
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.948       0.979            --
                                                                                   2009   0.605       0.948        36,606
                                                                                   2008   1.153       0.605        23,992
                                                                                   2007   1.034       1.153        25,642
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.540       1.432            --
                                                                                   2007   1.257       1.540        80,569
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.263       1.238            --
                                                                                   2007   1.272       1.263        84,715
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.637       1.766            --
                                                                                   2015   1.730       1.637            --
                                                                                   2014   1.561       1.730            --
                                                                                   2013   1.189       1.561            --
                                                                                   2012   1.087       1.189            --
                                                                                   2011   1.102       1.087            --
                                                                                   2010   0.982       1.102            --
                                                                                   2009   0.751       0.982            --
                                                                                   2008   1.172       0.751            --
                                                                                   2007   1.113       1.172            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.166       1.107            --
                                                                                   2007   1.135       1.166       195,645
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.880       1.541       266,013
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.664       1.858       367,998
                                                                                   2015   1.770       1.664       424,015
                                                                                   2014   1.749       1.770       572,224
                                                                                   2013   1.633       1.749       769,842
                                                                                   2012   1.431       1.633       882,635
                                                                                   2011   1.427       1.431     1,073,684
                                                                                   2010   1.258       1.427     1,214,565
                                                                                   2009   0.876       1.258       361,978
                                                                                   2008   1.176       0.876       385,139
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.457       1.456            --
                                                                                   2013   1.245       1.457     1,127,521
                                                                                   2012   1.116       1.245       738,328
                                                                                   2011   1.159       1.116       825,671
                                                                                   2010   1.041       1.159     1,158,647
                                                                                   2009   0.869       1.041     1,301,757
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.571       1.561            --
                                                                                   2013   1.273       1.571     1,266,174
                                                                                   2012   1.123       1.273     1,637,125
                                                                                   2011   1.193       1.123     1,742,645
                                                                                   2010   1.054       1.193     1,927,428
                                                                                   2009   0.859       1.054     2,373,357
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.438       1.442            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.285       1.438       378,341
                                                                               2012   1.167       1.285       347,287
                                                                               2011   1.193       1.167       360,312
                                                                               2010   1.083       1.193       629,188
                                                                               2009   0.919       1.083       840,281
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.629       1.785       433,529
                                                                               2015   1.926       1.629       575,413
                                                                               2014   2.096       1.926       736,395
                                                                               2013   2.248       2.096       814,761
                                                                               2012   1.927       2.248       894,572
                                                                               2011   2.410       1.927       964,999
                                                                               2010   1.984       2.410       943,029
                                                                               2009   1.197       1.984       892,303
                                                                               2008   2.739       1.197       905,065
                                                                               2007   2.180       2.739       676,155
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.464       1.422       294,151
                                                                               2015   1.521       1.464       523,138
                                                                               2014   1.669       1.521       564,463
                                                                               2013   1.428       1.669       577,341
                                                                               2012   1.249       1.428       644,823
                                                                               2011   1.428       1.249       742,717
                                                                               2010   1.308       1.428       806,057
                                                                               2009   1.015       1.308       899,599
                                                                               2008   1.746       1.015       818,702
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.038       1.123            --
                                                                               2012   1.006       1.038       305,079
                                                                               2011   1.084       1.006       411,374
                                                                               2010   0.901       1.084       344,056
                                                                               2009   0.672       0.901       471,353
                                                                               2008   1.068       0.672       476,038
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.697       1.666       179,947
                                                                               2015   1.666       1.697       184,067
                                                                               2014   1.665       1.666       244,716
                                                                               2013   1.337       1.665       175,183
                                                                               2012   1.126       1.337       178,449
                                                                               2011   1.255       1.126       191,957
                                                                               2010   1.165       1.255       203,304
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.617       1.654            --
                                                                               2015   1.675       1.617     1,526,204
                                                                               2014   1.637       1.675     1,682,222
                                                                               2013   1.648       1.637     1,805,319
                                                                               2012   1.509       1.648     2,036,889
                                                                               2011   1.489       1.509     2,093,865
                                                                               2010   1.356       1.489     2,287,368
                                                                               2009   1.043       1.356     2,366,429
                                                                               2008   1.208       1.043       145,218
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.140       1.190            --
                                                                               2012   1.035       1.140        26,199
                                                                               2011   1.173       1.035        37,038
                                                                               2010   0.999       1.173        35,956
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.357       1.541     1,109,977
                                                                               2015   1.436       1.357     1,370,807
                                                                               2014   1.294       1.436     2,002,123
                                                                               2013   0.988       1.294     3,673,400
                                                                               2012   0.855       0.988     3,990,959
                                                                               2011   0.909       0.855     4,560,706
                                                                               2010   0.793       0.909     5,475,523
                                                                               2009   0.683       0.793     5,861,192
                                                                               2008   1.032       0.683     6,465,586
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.358       2.454        14,428
                                                                               2015   2.257       2.358         2,207
                                                                               2014   2.042       2.257            --
                                                                               2013   1.526       2.042            --
                                                                               2012   1.371       1.526        10,335
                                                                               2011   1.422       1.371        24,967
                                                                               2010   1.137       1.422        32,540
                                                                               2009   0.798       1.137        21,254
                                                                               2008   1.292       0.798         6,630

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.313       1.414            --
                                                                                 2012   1.264       1.313        75,995
                                                                                 2011   1.394       1.264        74,073
                                                                                 2010   1.119       1.394        78,094
                                                                                 2009   0.776       1.119        78,879
                                                                                 2008   1.426       0.776        72,325
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.214       1.224       129,389
                                                                                 2015   1.235       1.214       174,846
                                                                                 2014   1.180       1.235       198,383
                                                                                 2013   1.217       1.180       225,308
                                                                                 2012   1.158       1.217       832,520
                                                                                 2011   1.112       1.158       835,566
                                                                                 2010   1.050       1.112       373,881
                                                                                 2009   0.982       1.050       378,820
                                                                                 2008   1.041       0.982       617,512
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.400       1.619       100,473
                                                                                 2015   1.523       1.400       164,175
                                                                                 2014   1.417       1.523       205,776
                                                                                 2013   1.098       1.417       686,834
                                                                                 2012   0.983       1.098       692,250
                                                                                 2011   0.983       0.983       735,373
                                                                                 2010   0.922       0.983       878,941
                                                                                 2009   0.847       0.922       974,718
                                                                                 2008   1.247       0.847       869,587
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.375       1.348        25,005
                                                                                 2015   1.403       1.375       147,075
                                                                                 2014   1.432       1.403       170,333
                                                                                 2013   1.462       1.432       173,851
                                                                                 2012   1.493       1.462       221,689
                                                                                 2011   1.523       1.493       214,935
                                                                                 2010   1.555       1.523       199,993
                                                                                 2009   1.583       1.555       200,325
                                                                                 2008   1.582       1.583       346,922
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.123       1.233            --
                                                                                 2012   0.993       1.123        72,012
                                                                                 2011   1.082       0.993       104,905
                                                                                 2010   0.967       1.082       112,887
                                                                                 2009   0.812       0.967       169,130
                                                                                 2008   1.255       0.812       196,972
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.844       1.900        35,930
                                                                                 2015   1.834       1.844        43,180
                                                                                 2014   1.689       1.834        69,450
                                                                                 2013   1.423       1.689        72,692
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.439       1.408       349,828
                                                                                 2015   1.329       1.439       472,161
                                                                                 2014   1.181       1.329       571,728
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.546       1.617       101,333
                                                                                 2015   1.543       1.546       101,563
                                                                                 2014   1.428       1.543       102,889
                                                                                 2013   1.212       1.428       140,302
                                                                                 2012   1.103       1.212       129,820
                                                                                 2011   1.087       1.103       127,680
                                                                                 2010   1.015       1.087       137,410
                                                                                 2009   0.886       1.015       144,770
                                                                                 2008   1.133       0.886       186,012
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.603       1.681       436,133
                                                                                 2015   1.602       1.603        11,492
                                                                                 2014   1.482       1.602        24,486
                                                                                 2013   1.134       1.482        34,909
                                                                                 2012   1.028       1.134        61,460
                                                                                 2011   1.096       1.028        93,254
                                                                                 2010   1.001       1.096       215,517
                                                                                 2009   0.776       1.001       323,111
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.278       1.329     1,023,306
                                                                                 2015   1.319       1.278     1,087,847
                                                                                 2014   1.289       1.319     1,989,660

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.274       1.337      5,194,049
                                                                        2015   1.317       1.274      6,827,759
                                                                        2014   1.277       1.317     10,719,815
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.251       1.325      2,681,243
                                                                        2015   1.299       1.251      3,529,432
                                                                        2014   1.252       1.299      4,585,211
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.578       1.722        277,442
                                                                        2015   1.596       1.578        314,545
                                                                        2014   1.440       1.596        944,536
                                                                        2013   1.116       1.440      1,224,084
                                                                        2012   0.987       1.116      1,415,781
                                                                        2011   0.991       0.987      1,594,495
                                                                        2010   0.884       0.991      2,213,548
                                                                        2009   0.716       0.884      2,295,293
                                                                        2008   1.106       0.716        151,951
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.358       1.450        295,000
                                                                        2015   1.392       1.358        448,124
                                                                        2014   1.311       1.392        452,526
                                                                        2013   1.128       1.311        480,571
                                                                        2012   1.034       1.128        318,644
                                                                        2011   1.033       1.034        274,228
                                                                        2010   0.961       1.033        224,192
                                                                        2009   0.829       0.961        226,540
                                                                        2008   1.089       0.829        201,892
                                                                        2007   1.068       1.089        131,504
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   1.853       2.073         49,986
                                                                        2015   1.896       1.853         95,382
                                                                        2014   1.749       1.896        104,759
                                                                        2013   1.316       1.749        122,357
                                                                        2012   1.155       1.316         73,435
                                                                        2011   1.169       1.155         77,845
                                                                        2010   1.073       1.169         77,756
                                                                        2009   0.907       1.073         77,566
                                                                        2008   1.305       0.907         96,735
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.350       1.566        109,538
                                                                        2015   1.373       1.350        199,510
                                                                        2014   1.406       1.373        248,703
                                                                        2013   1.131       1.406        311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.166       1.585        168,138
                                                                        2012   1.003       1.166         47,741
                                                                        2011   1.038       1.003         89,453
                                                                        2010   0.907       1.038         93,124
                                                                        2009   0.647       0.907        107,698
                                                                        2008   1.064       0.647         88,269
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.740       1.732         75,720
                                                                        2015   1.606       1.740         59,709
                                                                        2014   1.505       1.606         66,264
                                                                        2013   1.196       1.505         71,165
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.061       2.251        447,301
                                                                        2015   2.053       2.061        577,658
                                                                        2014   1.965       2.053        732,633
                                                                        2013   1.391       1.965        956,416
                                                                        2012   1.225       1.391      1,050,417
                                                                        2011   1.233       1.225      1,221,513
                                                                        2010   0.934       1.233      1,273,867
                                                                        2009   0.688       0.934      1,433,813
                                                                        2008   1.050       0.688      1,522,492

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.357       2.553       100,448
                                                                        2015   2.460       2.357       135,152
                                                                        2014   2.084       2.460       105,336
                                                                        2013   1.921       2.084       163,379
                                                                        2012   1.894       1.921       267,933
                                                                        2011   1.661       1.894       365,035
                                                                        2010   1.596       1.661       466,672
                                                                        2009   1.418       1.596       502,387
                                                                        2008   2.141       1.418       609,912
                                                                        2007   1.812       2.141       841,706
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.021       2.965        96,676
                                                                        2015   2.913       3.021       141,442
                                                                        2014   2.622       2.913       168,787
                                                                        2013   1.987       2.622       193,630
                                                                        2012   1.721       1.987       334,124
                                                                        2011   1.769       1.721       349,190
                                                                        2010   1.590       1.769       449,870
                                                                        2009   1.077       1.590       570,495
                                                                        2008   2.010       1.077       611,970
                                                                        2007   1.541       2.010       658,846
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.884       1.130            --
                                                                        2008   1.695       0.884       346,291
                                                                        2007   1.802       1.695       390,487
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.040       1.040            --
                                                                        2011   1.253       1.040            --
                                                                        2010   1.141       1.253       408,685
                                                                        2009   1.138       1.141       401,383
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.622       2.742            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.032       1.002            --
                                                                        2007   1.016       1.032        25,670
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.857       1.795            --
                                                                        2013   1.413       1.857     1,082,103
                                                                        2012   1.249       1.413     1,548,184
                                                                        2011   1.339       1.249     1,912,417
                                                                        2010   1.175       1.339     1,689,027
                                                                        2009   0.949       1.175     1,854,414
                                                                        2008   1.451       0.949     2,033,540
                                                                        2007   1.321       1.451     2,742,057
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.568       1.679            --
                                                                        2009   1.084       1.568       512,175
                                                                        2008   2.222       1.084       561,168
                                                                        2007   2.083       2.222       668,194
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.376       1.290            --
                                                                        2007   1.391       1.376     2,404,504
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.369       1.536            --
                                                                        2010   1.298       1.369       498,829
                                                                        2009   1.088       1.298       490,762
                                                                        2008   1.453       1.088       635,228
                                                                        2007   1.315       1.453       863,650
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.098       2.005            --
                                                                        2007   1.875       2.098     1,467,770
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.238       1.202            --
                                                                        2007   1.211       1.238     1,387,828
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.599       1.495            --
                                                                        2007   1.583       1.599     1,932,873
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.892       0.897            --
                                                                        2008   1.181       0.892     3,124,376
                                                                        2007   1.152       1.181     2,704,269
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.038       0.999            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.021       1.038     3,929,811
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.542       1.492            --
                                                                                2007   1.512       1.542     3,599,725
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.509       1.436            --
                                                                                2007   1.575       1.509     3,997,268
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.904       1.882            --
                                                                                2013   1.599       1.904       223,459
                                                                                2012   1.382       1.599       323,217
                                                                                2011   1.654       1.382       441,206
                                                                                2010   1.492       1.654       778,675
                                                                                2009   1.063       1.492       959,374
                                                                                2008   2.084       1.063     1,147,430
                                                                                2007   2.011       2.084     1,229,072
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.188       1.172       395,516
                                                                                2015   1.218       1.188       460,053
                                                                                2014   1.185       1.218       446,034
                                                                                2013   1.251       1.185       478,659
                                                                                2012   1.246       1.251       723,684
                                                                                2011   1.188       1.246     1,790,816
                                                                                2010   1.142       1.188       954,585
                                                                                2009   1.083       1.142     1,297,195
                                                                                2008   1.058       1.083     1,913,418
                                                                                2007   1.024       1.058       876,256
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.830       0.831            --
                                                                                2008   1.296       0.830     4,743,680
                                                                                2007   1.254       1.296     4,881,675
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.287       1.270            --
                                                                                2007   1.307       1.287     1,619,083
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.169       2.089            --
                                                                                2007   1.907       2.169     1,605,393
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.464       1.403            --
                                                                                2007   1.408       1.464       654,542
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.542       1.518            --
                                                                                2007   1.397       1.542     1,273,342
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.516       1.425            --
                                                                                2007   1.435       1.516       420,767
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.843       0.845            --
                                                                                2008   1.237       0.843     7,112,932
                                                                                2007   1.202       1.237     7,834,628
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.022       1.024            --
                                                                                2007   0.997       1.022     1,819,256
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.361       1.186            --
                                                                                2007   1.314       1.361     1,300,291
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   2.634       3.004       341,144
                                                                                2015   2.751       2.634       386,928
                                                                                2014   2.673       2.751       440,088
                                                                                2013   2.027       2.673       556,754
                                                                                2012   1.826       2.027       760,963
                                                                                2011   1.990       1.826       870,219
                                                                                2010   1.657       1.990     1,158,343
                                                                                2009   1.309       1.657     1,274,291
                                                                                2008   2.015       1.309     1,558,422
                                                                                2007   2.005       2.015     2,115,868
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.141       1.140            --
                                                                                2007   1.109       1.141     2,305,983
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.099       1.135            --
                                                                                2009   0.702       1.099       419,790
                                                                                2008   1.338       0.702       469,265
                                                                                2007   1.200       1.338       575,790
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.822       1.694            --
                                                                                2007   1.487       1.822       930,568

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.462       1.433            --
                                                                                   2007   1.473       1.462     1,957,357
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.845       1.988        15,592
                                                                                   2015   1.950       1.845        15,948
                                                                                   2014   1.761       1.950        18,343
                                                                                   2013   1.342       1.761        18,705
                                                                                   2012   1.227       1.342        31,248
                                                                                   2011   1.245       1.227        91,612
                                                                                   2010   1.110       1.245        45,999
                                                                                   2009   0.849       1.110        76,712
                                                                                   2008   1.326       0.849        83,716
                                                                                   2007   1.260       1.326       102,064
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.165       1.106            --
                                                                                   2007   1.134       1.165     1,744,123
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.179       1.785     1,335,618
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.796       2.004       887,134
                                                                                   2015   1.911       1.796       987,743
                                                                                   2014   1.890       1.911     1,320,289
                                                                                   2013   1.765       1.890     1,858,484
                                                                                   2012   1.547       1.765     2,391,821
                                                                                   2011   1.543       1.547     2,589,883
                                                                                   2010   1.361       1.543     3,279,515
                                                                                   2009   0.948       1.361     1,233,432
                                                                                   2008   1.273       0.948     1,177,727
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.450       1.449            --
                                                                                   2013   1.240       1.450     4,668,067
                                                                                   2012   1.112       1.240     5,201,582
                                                                                   2011   1.155       1.112     5,637,695
                                                                                   2010   1.038       1.155     6,000,820
                                                                                   2009   0.867       1.038     6,668,015
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.563       1.554            --
                                                                                   2013   1.268       1.563     2,748,549
                                                                                   2012   1.119       1.268     3,285,439
                                                                                   2011   1.189       1.119     3,325,185
                                                                                   2010   1.051       1.189     3,808,805
                                                                                   2009   0.857       1.051     4,674,592
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.432       1.435            --
                                                                                   2013   1.280       1.432     1,832,588
                                                                                   2012   1.163       1.280     2,314,546
                                                                                   2011   1.189       1.163     2,545,499
                                                                                   2010   1.080       1.189     2,749,389
                                                                                   2009   0.916       1.080     3,004,317
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   2.027       2.220        84,425
                                                                                   2015   2.398       2.027       164,214
                                                                                   2014   2.611       2.398       173,910
                                                                                   2013   2.801       2.611       197,736
                                                                                   2012   2.402       2.801       354,785
                                                                                   2011   3.007       2.402       291,664
                                                                                   2010   2.477       3.007       708,126
                                                                                   2009   1.495       2.477       869,563
                                                                                   2008   3.422       1.495       703,957
                                                                                   2007   2.725       3.422       806,173
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2016   1.839       1.785       604,043
                                                                                   2015   1.912       1.839       629,656
                                                                                   2014   2.098       1.912       731,003
                                                                                   2013   1.797       2.098       881,159
                                                                                   2012   1.572       1.797     1,519,887
                                                                                   2011   1.798       1.572     1,846,593
                                                                                   2010   1.649       1.798     2,295,120
                                                                                   2009   1.280       1.649     2,528,677
                                                                                   2008   2.202       1.280     3,009,570
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.034       1.119            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.003       1.034     2,902,562
                                                                          2011   1.081       1.003     3,074,157
                                                                          2010   0.899       1.081     2,967,256
                                                                          2009   0.671       0.899     2,853,449
                                                                          2008   1.066       0.671     3,150,125
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   1.982       1.945       296,264
                                                                          2015   1.947       1.982       346,153
                                                                          2014   1.947       1.947       386,395
                                                                          2013   1.564       1.947       233,411
                                                                          2012   1.318       1.564       401,820
                                                                          2011   1.470       1.318       504,260
                                                                          2010   1.364       1.470       628,613
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.523       1.557            --
                                                                          2015   1.578       1.523     1,458,638
                                                                          2014   1.543       1.578     1,849,473
                                                                          2013   1.554       1.543     2,337,105
                                                                          2012   1.424       1.554     3,355,938
                                                                          2011   1.405       1.424     3,917,304
                                                                          2010   1.281       1.405     4,621,907
                                                                          2009   0.985       1.281     4,434,575
                                                                          2008   1.142       0.985     1,931,637
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.319       1.377            --
                                                                          2012   1.198       1.319       284,187
                                                                          2011   1.359       1.198       438,451
                                                                          2010   1.158       1.359       403,357
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.350       1.533     2,098,217
                                                                          2015   1.430       1.350     2,258,749
                                                                          2014   1.289       1.430     3,021,340
                                                                          2013   0.984       1.289     3,979,979
                                                                          2012   0.852       0.984     4,676,693
                                                                          2011   0.906       0.852     5,485,937
                                                                          2010   0.791       0.906     6,124,371
                                                                          2009   0.682       0.791     6,409,257
                                                                          2008   1.031       0.682     7,175,990
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.597       2.701        30,856
                                                                          2015   2.486       2.597        46,156
                                                                          2014   2.251       2.486        52,084
                                                                          2013   1.683       2.251        73,345
                                                                          2012   1.512       1.683       117,340
                                                                          2011   1.570       1.512       183,060
                                                                          2010   1.256       1.570       412,024
                                                                          2009   0.882       1.256       416,617
                                                                          2008   1.428       0.882       424,063
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.549       1.668            --
                                                                          2012   1.493       1.549       301,514
                                                                          2011   1.647       1.493       396,210
                                                                          2010   1.323       1.647       480,810
                                                                          2009   0.918       1.323       703,170
                                                                          2008   1.687       0.918       640,892
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.165       1.173     1,566,837
                                                                          2015   1.186       1.165     1,722,628
                                                                          2014   1.134       1.186     2,067,424
                                                                          2013   1.169       1.134     2,266,861
                                                                          2012   1.113       1.169     2,955,522
                                                                          2011   1.069       1.113     3,054,664
                                                                          2010   1.011       1.069     3,139,526
                                                                          2009   0.945       1.011     3,104,653
                                                                          2008   1.002       0.945     3,507,147
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.600       1.851       829,595
                                                                          2015   1.742       1.600     1,072,300
                                                                          2014   1.622       1.742     1,192,234
                                                                          2013   1.257       1.622     1,509,343
                                                                          2012   1.127       1.257     2,156,064
                                                                          2011   1.127       1.127     2,604,968
                                                                          2010   1.057       1.127     3,093,929
                                                                          2009   0.972       1.057     3,322,451
                                                                          2008   1.431       0.972     3,479,749

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.586       1.555     1,025,521
                                                                                 2015   1.620       1.586     1,277,617
                                                                                 2014   1.654       1.620     1,282,254
                                                                                 2013   1.689       1.654     1,502,115
                                                                                 2012   1.726       1.689     1,806,133
                                                                                 2011   1.762       1.726     2,163,822
                                                                                 2010   1.799       1.762     2,224,729
                                                                                 2009   1.833       1.799     2,031,702
                                                                                 2008   1.832       1.833     3,137,526
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.334       1.465            --
                                                                                 2012   1.180       1.334       852,035
                                                                                 2011   1.287       1.180       947,265
                                                                                 2010   1.150       1.287     1,109,552
                                                                                 2009   0.967       1.150     1,302,981
                                                                                 2008   1.494       0.967     1,554,340
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.173       2.238        63,398
                                                                                 2015   2.163       2.173        76,922
                                                                                 2014   1.992       2.163        95,532
                                                                                 2013   1.679       1.992       139,287
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.432       1.401     1,631,225
                                                                                 2015   1.323       1.432     1,708,850
                                                                                 2014   1.177       1.323     1,946,717
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.632       1.705       222,882
                                                                                 2015   1.629       1.632       241,963
                                                                                 2014   1.508       1.629       297,987
                                                                                 2013   1.281       1.508       381,344
                                                                                 2012   1.167       1.281       519,387
                                                                                 2011   1.150       1.167       755,949
                                                                                 2010   1.074       1.150       891,260
                                                                                 2009   0.938       1.074       887,171
                                                                                 2008   1.200       0.938       946,344
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.877       1.967     1,560,679
                                                                                 2015   1.876       1.877       622,838
                                                                                 2014   1.736       1.876       737,971
                                                                                 2013   1.330       1.736       895,703
                                                                                 2012   1.206       1.330     1,463,051
                                                                                 2011   1.286       1.206     1,713,212
                                                                                 2010   1.176       1.286     2,268,519
                                                                                 2009   0.912       1.176     2,493,169
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.272       1.322     1,153,992
                                                                                 2015   1.313       1.272     1,479,835
                                                                                 2014   1.284       1.313     2,025,688
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.268       1.330     4,482,718
                                                                                 2015   1.311       1.268     5,573,597
                                                                                 2014   1.272       1.311     6,244,445
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.245       1.318     2,007,419
                                                                                 2015   1.293       1.245     2,369,085
                                                                                 2014   1.247       1.293     3,686,782
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.570       1.712       668,601
                                                                                 2015   1.589       1.570       686,990
                                                                                 2014   1.434       1.589     1,097,075
                                                                                 2013   1.112       1.434     1,369,313
                                                                                 2012   0.984       1.112     2,043,442
                                                                                 2011   0.989       0.984     2,591,385
                                                                                 2010   0.882       0.989     3,124,317
                                                                                 2009   0.715       0.882     3,478,120
                                                                                 2008   1.105       0.715     1,872,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.352       1.442       380,335
                                                                                 2015   1.386       1.352       555,771
                                                                                 2014   1.306       1.386       693,712
                                                                                 2013   1.124       1.306       793,209
                                                                                 2012   1.031       1.124     1,309,935
                                                                                 2011   1.031       1.031     1,577,941
                                                                                 2010   0.959       1.031     1,909,167
                                                                                 2009   0.828       0.959     1,576,510
                                                                                 2008   1.088       0.828     1,966,414
                                                                                 2007   1.068       1.088     2,808,573

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.144       2.397       447,502
                                                                        2015   2.195       2.144       556,541
                                                                        2014   2.026       2.195       646,807
                                                                        2013   1.526       2.026       778,770
                                                                        2012   1.339       1.526       672,879
                                                                        2011   1.356       1.339       779,830
                                                                        2010   1.245       1.356       798,068
                                                                        2009   1.054       1.245       851,254
                                                                        2008   1.516       1.054     1,021,761
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.343       1.557       796,139
                                                                        2015   1.367       1.343       939,814
                                                                        2014   1.400       1.367     1,236,319
                                                                        2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.162       1.579       424,928
                                                                        2012   1.000       1.162       822,193
                                                                        2011   1.035       1.000       966,079
                                                                        2010   0.906       1.035     1,387,967
                                                                        2009   0.647       0.906     1,445,643
                                                                        2008   1.063       0.647     1,573,780
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.011       2.001       271,284
                                                                        2015   1.856       2.011       323,366
                                                                        2014   1.740       1.856       375,487
                                                                        2013   1.384       1.740       479,988
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.323       2.536       591,634
                                                                        2015   2.315       2.323       706,077
                                                                        2014   2.217       2.315       845,770
                                                                        2013   1.570       2.217     1,125,805
                                                                        2012   1.384       1.570     1,553,187
                                                                        2011   1.393       1.384     1,822,681
                                                                        2010   1.056       1.393     2,374,998
                                                                        2009   0.778       1.056     2,841,948
                                                                        2008   1.188       0.778     2,729,993





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.342       2.536           --
                                                                      2015   2.446       2.342           --
                                                                      2014   2.073       2.446           --
                                                                      2013   1.912       2.073           --
                                                                      2012   1.886       1.912           --
                                                                      2011   1.655       1.886          509
                                                                      2010   1.590       1.655        6,125
                                                                      2009   1.414       1.590       30,787
                                                                      2008   2.136       1.414       33,289
                                                                      2007   1.809       2.136       35,212
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2016   3.002       2.945           --
                                                                      2015   2.896       3.002           --
                                                                      2014   2.608       2.896           --
                                                                      2013   1.977       2.608           --
                                                                      2012   1.714       1.977           --
                                                                      2011   1.762       1.714           --
                                                                      2010   1.584       1.762           --
                                                                      2009   1.074       1.584           --
                                                                      2008   2.005       1.074           --
                                                                      2007   1.539       2.005           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.881       1.126           --
                                                                      2008   1.691       0.881        6,678
                                                                      2007   1.799       1.691        6,678

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.036       1.036            --
                                                                                2011   1.249       1.036            --
                                                                                2010   1.137       1.249         6,672
                                                                                2009   1.134       1.137         6,675
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................ 2007   2.617       2.737            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.031       1.001            --
                                                                                2007   1.015       1.031            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.847       1.785            --
                                                                                2013   1.407       1.847            --
                                                                                2012   1.243       1.407            --
                                                                                2011   1.334       1.243         1,339
                                                                                2010   1.171       1.334         8,255
                                                                                2009   0.946       1.171         8,251
                                                                                2008   1.447       0.946         8,144
                                                                                2007   1.318       1.447         8,212
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.562       1.673            --
                                                                                2009   1.081       1.562        29,212
                                                                                2008   2.217       1.081        33,731
                                                                                2007   2.080       2.217        27,736
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.372       1.287            --
                                                                                2007   1.389       1.372        31,434
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.364       1.530            --
                                                                                2010   1.294       1.364         6,457
                                                                                2009   1.085       1.294         6,457
                                                                                2008   1.450       1.085         6,457
                                                                                2007   1.312       1.450         6,457
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.093       2.000            --
                                                                                2007   1.872       2.093        15,494
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.235       1.199            --
                                                                                2007   1.209       1.235            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.595       1.491            --
                                                                                2007   1.580       1.595        55,227
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.890       0.895            --
                                                                                2008   1.179       0.890       539,006
                                                                                2007   1.151       1.179       541,761
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.035       0.997            --
                                                                                2007   1.020       1.035        15,221
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.538       1.488            --
                                                                                2007   1.509       1.538        35,874
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.505       1.432            --
                                                                                2007   1.572       1.505        78,625
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.894       1.872            --
                                                                                2013   1.591       1.894            --
                                                                                2012   1.376       1.591            --
                                                                                2011   1.648       1.376            --
                                                                                2010   1.487       1.648            --
                                                                                2009   1.061       1.487            --
                                                                                2008   2.079       1.061            --
                                                                                2007   2.007       2.079            --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.181       1.165            --
                                                                                2015   1.211       1.181            --
                                                                                2014   1.179       1.211            --
                                                                                2013   1.245       1.179            --
                                                                                2012   1.241       1.245       101,049
                                                                                2011   1.183       1.241       107,860
                                                                                2010   1.138       1.183       112,397
                                                                                2009   1.080       1.138       171,831
                                                                                2008   1.055       1.080       179,760
                                                                                2007   1.022       1.055         8,165
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.829       0.829            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.294       0.829       224,959
                                                                                   2007   1.252       1.294       252,411
 Deutsche High Income Subaccount (Class B) (6/03)................................. 2008   1.284       1.267            --
                                                                                   2007   1.305       1.284        37,338
 Deutsche International Select Equity Subaccount (Class B) (7/03)................. 2008   2.164       2.084            --
                                                                                   2007   1.903       2.164        20,545
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)....................... 2008   1.461       1.400            --
                                                                                   2007   1.405       1.461        10,596
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.538       1.514            --
                                                                                   2007   1.394       1.538        43,104
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.513       1.422            --
                                                                                   2007   1.432       1.513           591
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.842       0.843            --
                                                                                   2008   1.235       0.842       465,661
                                                                                   2007   1.201       1.235       466,066
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.019       1.022            --
                                                                                   2007   0.995       1.019         7,618
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.358       1.183            --
                                                                                   2007   1.312       1.358        16,806
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.618       2.984         7,171
                                                                                   2015   2.735       2.618         8,454
                                                                                   2014   2.659       2.735         9,423
                                                                                   2013   2.017       2.659        10,532
                                                                                   2012   1.818       2.017        14,035
                                                                                   2011   1.983       1.818        26,018
                                                                                   2010   1.652       1.983        33,971
                                                                                   2009   1.305       1.652        38,425
                                                                                   2008   2.011       1.305        40,495
                                                                                   2007   2.001       2.011        42,663
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.138       1.137            --
                                                                                   2007   1.107       1.138        47,891
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.095       1.131            --
                                                                                   2009   0.700       1.095           793
                                                                                   2008   1.335       0.700           782
                                                                                   2007   1.198       1.335           734
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.818       1.690            --
                                                                                   2007   1.485       1.818        12,158
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.459       1.429            --
                                                                                   2007   1.470       1.459        24,687
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.833       1.975            --
                                                                                   2015   1.939       1.833            --
                                                                                   2014   1.751       1.939            --
                                                                                   2013   1.335       1.751            --
                                                                                   2012   1.222       1.335            --
                                                                                   2011   1.240       1.222            --
                                                                                   2010   1.106       1.240            --
                                                                                   2009   0.847       1.106            --
                                                                                   2008   1.323       0.847            --
                                                                                   2007   1.258       1.323            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.163       1.105            --
                                                                                   2007   1.134       1.163        42,574
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.175       1.781        39,712
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.785       1.991       101,782

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.900       1.785       103,310
                                                                               2014   1.880       1.900       104,494
                                                                               2013   1.756       1.880       105,706
                                                                               2012   1.540       1.756       139,453
                                                                               2011   1.537       1.540       146,598
                                                                               2010   1.357       1.537       173,962
                                                                               2009   0.945       1.357        32,036
                                                                               2008   1.270       0.945        35,272
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.443       1.442            --
                                                                               2013   1.235       1.443       466,508
                                                                               2012   1.108       1.235       466,010
                                                                               2011   1.151       1.108       466,098
                                                                               2010   1.036       1.151       466,035
                                                                               2009   0.865       1.036       465,988
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.556       1.546            --
                                                                               2013   1.263       1.556       187,379
                                                                               2012   1.115       1.263       194,427
                                                                               2011   1.185       1.115       200,676
                                                                               2010   1.048       1.185       207,670
                                                                               2009   0.855       1.048       215,069
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.425       1.428            --
                                                                               2013   1.274       1.425       517,884
                                                                               2012   1.159       1.274       521,262
                                                                               2011   1.185       1.159       526,332
                                                                               2010   1.077       1.185       531,202
                                                                               2009   0.914       1.077       536,607
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.014       2.205            --
                                                                               2015   2.384       2.014            --
                                                                               2014   2.598       2.384            --
                                                                               2013   2.788       2.598            --
                                                                               2012   2.392       2.788            --
                                                                               2011   2.996       2.392            --
                                                                               2010   2.468       2.996         5,487
                                                                               2009   1.491       2.468         5,487
                                                                               2008   3.414       1.491         5,487
                                                                               2007   2.719       3.414         8,626
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.827       1.773        11,845
                                                                               2015   1.901       1.827        12,256
                                                                               2014   2.087       1.901        12,962
                                                                               2013   1.788       2.087        12,927
                                                                               2012   1.566       1.788        16,962
                                                                               2011   1.791       1.566        16,546
                                                                               2010   1.643       1.791        23,282
                                                                               2009   1.276       1.643        27,209
                                                                               2008   2.197       1.276        29,520
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.030       1.114            --
                                                                               2012   1.000       1.030        74,774
                                                                               2011   1.078       1.000        81,209
                                                                               2010   0.897       1.078        95,612
                                                                               2009   0.670       0.897       102,789
                                                                               2008   1.064       0.670       110,720
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.969       1.932        10,744
                                                                               2015   1.936       1.969        11,395
                                                                               2014   1.936       1.936        13,123
                                                                               2013   1.556       1.936        14,249
                                                                               2012   1.313       1.556        16,107
                                                                               2011   1.464       1.313        16,397
                                                                               2010   1.359       1.464        33,177
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.513       1.547            --
                                                                               2015   1.569       1.513        97,279
                                                                               2014   1.535       1.569       100,723
                                                                               2013   1.546       1.535       115,289
                                                                               2012   1.418       1.546       115,675
                                                                               2011   1.400       1.418       122,902
                                                                               2010   1.277       1.400       147,323
                                                                               2009   0.983       1.277       114,049
                                                                               2008   1.139       0.983        30,856

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.313       1.370            --
                                                                          2012   1.193       1.313            --
                                                                          2011   1.354       1.193           638
                                                                          2010   1.154       1.354           731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.344       1.525        34,787
                                                                          2015   1.424       1.344        35,100
                                                                          2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.030       0.681        72,174
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.580       2.682            --
                                                                          2015   2.472       2.580            --
                                                                          2014   2.239       2.472            --
                                                                          2013   1.675       2.239            --
                                                                          2012   1.506       1.675            --
                                                                          2011   1.564       1.506           555
                                                                          2010   1.252       1.564           614
                                                                          2009   0.879       1.252           697
                                                                          2008   1.425       0.879           644
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.542       1.660            --
                                                                          2012   1.486       1.542            --
                                                                          2011   1.641       1.486           516
                                                                          2010   1.319       1.641        12,213
                                                                          2009   0.915       1.319        12,293
                                                                          2008   1.683       0.915        12,155
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.158       1.165            --
                                                                          2015   1.179       1.158            --
                                                                          2014   1.128       1.179            --
                                                                          2013   1.164       1.128            --
                                                                          2012   1.109       1.164         1,458
                                                                          2011   1.065       1.109         3,255
                                                                          2010   1.007       1.065        13,148
                                                                          2009   0.943       1.007        14,041
                                                                          2008   1.000       0.943        15,141
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.590       1.838        14,437
                                                                          2015   1.732       1.590        17,419
                                                                          2014   1.613       1.732        18,862
                                                                          2013   1.251       1.613        21,557
                                                                          2012   1.122       1.251        25,111
                                                                          2011   1.123       1.122        26,797
                                                                          2010   1.053       1.123        51,616
                                                                          2009   0.969       1.053        53,392
                                                                          2008   1.428       0.969        52,300
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)......... 2016   1.576       1.545            --
                                                                          2015   1.611       1.576            --
                                                                          2014   1.646       1.611            --
                                                                          2013   1.681       1.646            --
                                                                          2012   1.718       1.681            --
                                                                          2011   1.755       1.718        17,340
                                                                          2010   1.794       1.755        13,252
                                                                          2009   1.828       1.794        35,962
                                                                          2008   1.828       1.828        38,445
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.328       1.458            --
                                                                          2012   1.175       1.328            --
                                                                          2011   1.282       1.175            --
                                                                          2010   1.146       1.282        16,405
                                                                          2009   0.964       1.146        16,405
                                                                          2008   1.491       0.964        16,405
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2016   2.159       2.222            --
                                                                          2015   2.150       2.159            --
                                                                          2014   1.982       2.150            --
                                                                          2013   1.671       1.982            --
 MSF Jennison Growth Subaccount (Class B) (4/14)......................... 2016   1.425       1.393       164,437

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.317       1.425       169,230
                                                                                 2014   1.172       1.317       198,895
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.621       1.694            --
                                                                                 2015   1.620       1.621            --
                                                                                 2014   1.500       1.620            --
                                                                                 2013   1.275       1.500            --
                                                                                 2012   1.162       1.275            --
                                                                                 2011   1.146       1.162            --
                                                                                 2010   1.071       1.146            --
                                                                                 2009   0.935       1.071            --
                                                                                 2008   1.197       0.935            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.865       1.954        76,326
                                                                                 2015   1.866       1.865        15,281
                                                                                 2014   1.727       1.866        17,497
                                                                                 2013   1.323       1.727        20,292
                                                                                 2012   1.201       1.323        23,603
                                                                                 2011   1.282       1.201        23,295
                                                                                 2010   1.172       1.282        33,988
                                                                                 2009   0.910       1.172        36,657
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.266       1.315            --
                                                                                 2015   1.308       1.266        48,669
                                                                                 2014   1.278       1.308       118,406
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.262       1.322       376,710
                                                                                 2015   1.306       1.262       446,912
                                                                                 2014   1.267       1.306       516,718
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.239       1.311       670,625
                                                                                 2015   1.288       1.239       682,539
                                                                                 2014   1.242       1.288       831,274
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.562       1.702        16,689
                                                                                 2015   1.581       1.562        16,689
                                                                                 2014   1.428       1.581        16,689
                                                                                 2013   1.108       1.428        34,598
                                                                                 2012   0.981       1.108        51,683
                                                                                 2011   0.986       0.981        56,684
                                                                                 2010   0.880       0.986        56,735
                                                                                 2009   0.714       0.880        73,571
                                                                                 2008   1.103       0.714            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.345       1.434            --
                                                                                 2015   1.380       1.345        68,192
                                                                                 2014   1.301       1.380        71,997
                                                                                 2013   1.120       1.301        71,997
                                                                                 2012   1.028       1.120       106,720
                                                                                 2011   1.028       1.028       136,976
                                                                                 2010   0.957       1.028       136,989
                                                                                 2009   0.827       0.957       137,002
                                                                                 2008   1.088       0.827        30,295
                                                                                 2007   1.067       1.088        30,295
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   2.130       2.381            --
                                                                                 2015   2.183       2.130            --
                                                                                 2014   2.016       2.183            --
                                                                                 2013   1.518       2.016            --
                                                                                 2012   1.333       1.518         5,244
                                                                                 2011   1.351       1.333         6,693
                                                                                 2010   1.241       1.351         6,566
                                                                                 2009   1.051       1.241        10,898
                                                                                 2008   1.513       1.051        10,968
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.336       1.548        21,685
                                                                                 2015   1.360       1.336        55,352
                                                                                 2014   1.394       1.360        57,999
                                                                                 2013   1.122       1.394        60,534
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.158       1.573            --
                                                                                 2012   0.997       1.158         7,319
                                                                                 2011   1.033       0.997         7,360
                                                                                 2010   0.904       1.033         7,536
                                                                                 2009   0.646       0.904        16,172
                                                                                 2008   1.062       0.646        14,189

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.998       1.987           --
                                                                        2015   1.845       1.998           --
                                                                        2014   1.731       1.845           --
                                                                        2013   1.377       1.731           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.309       2.519          552
                                                                        2015   2.302       2.309          547
                                                                        2014   2.205       2.302          576
                                                                        2013   1.563       2.205        5,814
                                                                        2012   1.378       1.563       23,493
                                                                        2011   1.388       1.378       23,932
                                                                        2010   1.053       1.388       25,650
                                                                        2009   0.776       1.053       25,769
                                                                        2008   1.185       0.776       25,873





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.328       2.519         4,322
                                                                        2015   2.432       2.328        10,498
                                                                        2014   2.062       2.432        19,140
                                                                        2013   1.903       2.062        21,969
                                                                        2012   1.878       1.903        21,891
                                                                        2011   1.648       1.878        27,064
                                                                        2010   1.585       1.648        28,328
                                                                        2009   1.410       1.585        41,455
                                                                        2008   2.131       1.410        54,556
                                                                        2007   1.806       2.131        75,232
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.983       2.925        15,628
                                                                        2015   2.880       2.983        68,010
                                                                        2014   2.595       2.880        84,450
                                                                        2013   1.968       2.595        84,738
                                                                        2012   1.706       1.968        90,009
                                                                        2011   1.755       1.706        95,324
                                                                        2010   1.579       1.755       125,689
                                                                        2009   1.071       1.579       311,211
                                                                        2008   2.001       1.071       352,566
                                                                        2007   1.536       2.001       320,891
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.879       1.123            --
                                                                        2008   1.687       0.879         2,505
                                                                        2007   1.796       1.687         3,211
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.032       1.032            --
                                                                        2011   1.244       1.032            --
                                                                        2010   1.133       1.244         2,484
                                                                        2009   1.130       1.133         2,462
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.612       2.731            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.029       0.999            --
                                                                        2007   1.014       1.029        19,547
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.838       1.776            --
                                                                        2013   1.400       1.838        88,309
                                                                        2012   1.238       1.400       106,708
                                                                        2011   1.329       1.238       153,976
                                                                        2010   1.167       1.329       157,594
                                                                        2009   0.944       1.167       165,991
                                                                        2008   1.444       0.944       169,279
                                                                        2007   1.316       1.444       184,014
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.557       1.667            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   1.078       1.557        52,547
                                                                                2008   2.211       1.078        55,795
                                                                                2007   2.076       2.211        71,764
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.369       1.283            --
                                                                                2007   1.386       1.369       976,594
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.358       1.524            --
                                                                                2010   1.290       1.358        39,927
                                                                                2009   1.082       1.290        50,426
                                                                                2008   1.446       1.082         4,013
                                                                                2007   1.310       1.446        41,274
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.088       1.995            --
                                                                                2007   1.869       2.088       375,203
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.232       1.196            --
                                                                                2007   1.206       1.232       260,770
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.591       1.488            --
                                                                                2007   1.577       1.591        74,829
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.888       0.893            --
                                                                                2008   1.177       0.888       624,112
                                                                                2007   1.149       1.177       624,220
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.033       0.994            --
                                                                                2007   1.018       1.033        47,992
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.535       1.484            --
                                                                                2007   1.506       1.535     1,053,706
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.502       1.429            --
                                                                                2007   1.570       1.502     1,062,009
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.884       1.862            --
                                                                                2013   1.584       1.884        42,930
                                                                                2012   1.370       1.584        35,082
                                                                                2011   1.642       1.370        37,933
                                                                                2010   1.482       1.642        98,633
                                                                                2009   1.058       1.482       145,926
                                                                                2008   2.074       1.058       131,501
                                                                                2007   2.004       2.074       104,731
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.173       1.157           593
                                                                                2015   1.204       1.173           612
                                                                                2014   1.172       1.204            --
                                                                                2013   1.239       1.172        19,107
                                                                                2012   1.236       1.239        16,553
                                                                                2011   1.179       1.236        37,815
                                                                                2010   1.134       1.179        18,615
                                                                                2009   1.077       1.134        74,312
                                                                                2008   1.053       1.077       125,929
                                                                                2007   1.020       1.053        18,260
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.827       0.827            --
                                                                                2008   1.291       0.827       573,702
                                                                                2007   1.251       1.291       616,696
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.281       1.264            --
                                                                                2007   1.303       1.281       192,891
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.159       2.078            --
                                                                                2007   1.900       2.159       183,887
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.457       1.396            --
                                                                                2007   1.403       1.457       179,205
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.535       1.510            --
                                                                                2007   1.392       1.535        40,253
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.509       1.418            --
                                                                                2007   1.430       1.509         2,025
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.840       0.841            --
                                                                                2008   1.233       0.840       892,715
                                                                                2007   1.199       1.233     1,104,915

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.017       1.019            --
                                                                                   2007   0.994       1.017        30,736
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.355       1.180            --
                                                                                   2007   1.309       1.355       474,138
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.601       2.964        70,092
                                                                                   2015   2.719       2.601        91,034
                                                                                   2014   2.645       2.719       102,550
                                                                                   2013   2.007       2.645       154,680
                                                                                   2012   1.810       2.007       187,977
                                                                                   2011   1.975       1.810       245,638
                                                                                   2010   1.646       1.975       331,238
                                                                                   2009   1.302       1.646       447,756
                                                                                   2008   2.006       1.302       485,429
                                                                                   2007   1.998       2.006       522,544
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.136       1.134            --
                                                                                   2007   1.105       1.136       345,203
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.092       1.127            --
                                                                                   2009   0.698       1.092        59,051
                                                                                   2008   1.332       0.698           891
                                                                                   2007   1.196       1.332         2,939
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.814       1.686            --
                                                                                   2007   1.482       1.814        58,737
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.456       1.426            --
                                                                                   2007   1.468       1.456        46,144
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.822       1.962            --
                                                                                   2015   1.928       1.822            --
                                                                                   2014   1.742       1.928            --
                                                                                   2013   1.329       1.742            --
                                                                                   2012   1.216       1.329            --
                                                                                   2011   1.235       1.216            --
                                                                                   2010   1.103       1.235            --
                                                                                   2009   0.845       1.103            --
                                                                                   2008   1.320       0.845            --
                                                                                   2007   1.255       1.320            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.162       1.103            --
                                                                                   2007   1.133       1.162         6,211
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.171       1.777        56,030
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.773       1.977     1,032,489
                                                                                   2015   1.889       1.773     1,225,967
                                                                                   2014   1.870       1.889     1,372,075
                                                                                   2013   1.748       1.870     1,589,520
                                                                                   2012   1.534       1.748     1,759,081
                                                                                   2011   1.532       1.534     1,841,239
                                                                                   2010   1.352       1.532     1,884,532
                                                                                   2009   0.943       1.352       150,158
                                                                                   2008   1.267       0.943       150,682
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.437       1.435            --
                                                                                   2013   1.230       1.437       589,400
                                                                                   2012   1.104       1.230       606,922
                                                                                   2011   1.148       1.104       615,238
                                                                                   2010   1.033       1.148       651,833
                                                                                   2009   0.863       1.033       674,431
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.549       1.539            --
                                                                                   2013   1.257       1.549       404,376
                                                                                   2012   1.111       1.257       411,008
                                                                                   2011   1.181       1.111       459,239
                                                                                   2010   1.046       1.181       768,602
                                                                                   2009   0.853       1.046       761,717
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.418       1.421            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.269       1.418       569,059
                                                                               2012   1.154       1.269       578,262
                                                                               2011   1.181       1.154       937,397
                                                                               2010   1.075       1.181       597,927
                                                                               2009   0.912       1.075       623,995
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.002       2.190        11,064
                                                                               2015   2.370       2.002        11,312
                                                                               2014   2.584       2.370        15,100
                                                                               2013   2.775       2.584        15,834
                                                                               2012   2.382       2.775         9,468
                                                                               2011   2.984       2.382        18,477
                                                                               2010   2.460       2.984        25,257
                                                                               2009   1.487       2.460        70,336
                                                                               2008   3.406       1.487        91,101
                                                                               2007   2.714       3.406       105,600
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.665       1.614       246,198
                                                                               2015   1.732       1.665       306,907
                                                                               2014   1.903       1.732       341,181
                                                                               2013   1.631       1.903       375,954
                                                                               2012   1.429       1.631       423,883
                                                                               2011   1.636       1.429       514,171
                                                                               2010   1.501       1.636       542,075
                                                                               2009   1.166       1.501       554,678
                                                                               2008   2.009       1.166       586,996
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.026       1.110            --
                                                                               2012   0.996       1.026       473,681
                                                                               2011   1.075       0.996       505,149
                                                                               2010   0.895       1.075       463,499
                                                                               2009   0.669       0.895       398,822
                                                                               2008   1.063       0.669       378,102
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.795       1.760        46,286
                                                                               2015   1.766       1.795        50,741
                                                                               2014   1.767       1.766        61,409
                                                                               2013   1.421       1.767        31,049
                                                                               2012   1.199       1.421        20,088
                                                                               2011   1.338       1.199        20,132
                                                                               2010   1.243       1.338        56,305
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.504       1.537            --
                                                                               2015   1.560       1.504     3,029,850
                                                                               2014   1.527       1.560     3,720,769
                                                                               2013   1.539       1.527     4,100,327
                                                                               2012   1.412       1.539     4,565,747
                                                                               2011   1.395       1.412     4,867,441
                                                                               2010   1.273       1.395     5,177,999
                                                                               2009   0.980       1.273     5,102,042
                                                                               2008   1.137       0.980       329,828
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.307       1.363            --
                                                                               2012   1.188       1.307         9,839
                                                                               2011   1.349       1.188        55,447
                                                                               2010   1.150       1.349        55,462
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.337       1.517       626,924
                                                                               2015   1.418       1.337       698,603
                                                                               2014   1.279       1.418     1,171,083
                                                                               2013   0.978       1.279     1,476,445
                                                                               2012   0.847       0.978     1,661,874
                                                                               2011   0.902       0.847     1,844,292
                                                                               2010   0.788       0.902     2,043,400
                                                                               2009   0.681       0.788     2,318,149
                                                                               2008   1.029       0.681     2,720,214
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.564       2.664        19,105
                                                                               2015   2.457       2.564        25,095
                                                                               2014   2.227       2.457        34,000
                                                                               2013   1.667       2.227        28,711
                                                                               2012   1.499       1.667        31,740
                                                                               2011   1.558       1.499        79,966
                                                                               2010   1.247       1.558        70,993
                                                                               2009   0.877       1.247        71,392
                                                                               2008   1.421       0.877         2,019

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.535       1.652            --
                                                                                 2012   1.480       1.535        48,549
                                                                                 2011   1.635       1.480        54,313
                                                                                 2010   1.314       1.635        67,978
                                                                                 2009   0.913       1.314        82,046
                                                                                 2008   1.679       0.913        90,301
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.150       1.158           586
                                                                                 2015   1.172       1.150           625
                                                                                 2014   1.122       1.172        14,157
                                                                                 2013   1.158       1.122        26,214
                                                                                 2012   1.104       1.158        39,356
                                                                                 2011   1.061       1.104        42,742
                                                                                 2010   1.004       1.061        31,816
                                                                                 2009   0.940       1.004        34,505
                                                                                 2008   0.997       0.940        36,886
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.581       1.826       126,829
                                                                                 2015   1.722       1.581       217,683
                                                                                 2014   1.605       1.722       237,567
                                                                                 2013   1.245       1.605       300,209
                                                                                 2012   1.117       1.245       410,422
                                                                                 2011   1.119       1.117       499,323
                                                                                 2010   1.050       1.119       668,261
                                                                                 2009   0.966       1.050       922,531
                                                                                 2008   1.424       0.966       967,675
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.567       1.534        12,631
                                                                                 2015   1.601       1.567        24,080
                                                                                 2014   1.637       1.601        43,737
                                                                                 2013   1.673       1.637       241,776
                                                                                 2012   1.711       1.673       110,205
                                                                                 2011   1.749       1.711       201,535
                                                                                 2010   1.788       1.749       276,214
                                                                                 2009   1.823       1.788       162,301
                                                                                 2008   1.823       1.823       308,330
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.321       1.451            --
                                                                                 2012   1.170       1.321        69,424
                                                                                 2011   1.277       1.170        71,404
                                                                                 2010   1.143       1.277        73,801
                                                                                 2009   0.961       1.143        72,167
                                                                                 2008   1.487       0.961        71,921
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.146       2.207        16,274
                                                                                 2015   2.138       2.146        39,662
                                                                                 2014   1.971       2.138        41,807
                                                                                 2013   1.662       1.971        44,379
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.418       1.386       441,436
                                                                                 2015   1.312       1.418       446,694
                                                                                 2014   1.167       1.312       542,425
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.611       1.682       133,492
                                                                                 2015   1.610       1.611       133,496
                                                                                 2014   1.493       1.610       134,527
                                                                                 2013   1.268       1.493       210,848
                                                                                 2012   1.157       1.268       231,420
                                                                                 2011   1.142       1.157       242,909
                                                                                 2010   1.067       1.142       251,274
                                                                                 2009   0.933       1.067       260,748
                                                                                 2008   1.194       0.933       260,760
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.853       1.941       534,243
                                                                                 2015   1.855       1.853       205,744
                                                                                 2014   1.718       1.855       225,718
                                                                                 2013   1.317       1.718       218,182
                                                                                 2012   1.196       1.317       292,890
                                                                                 2011   1.277       1.196       424,988
                                                                                 2010   1.168       1.277       574,961
                                                                                 2009   0.907       1.168       968,483
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.260       1.308       138,855
                                                                                 2015   1.302       1.260       181,999
                                                                                 2014   1.273       1.302       522,655

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.255       1.315     21,483,983
                                                                        2015   1.300       1.255     23,745,286
                                                                        2014   1.262       1.300     25,102,270
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.233       1.304     57,771,450
                                                                        2015   1.282       1.233     62,291,586
                                                                        2014   1.237       1.282     64,658,583
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.554       1.693        427,547
                                                                        2015   1.574       1.554        388,325
                                                                        2014   1.422       1.574        551,244
                                                                        2013   1.104       1.422        904,807
                                                                        2012   0.978       1.104        985,031
                                                                        2011   0.984       0.978        744,065
                                                                        2010   0.878       0.984        878,891
                                                                        2009   0.713       0.878      1,033,347
                                                                        2008   1.102       0.713         14,539
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.339       1.427      1,531,311
                                                                        2015   1.374       1.339      1,608,887
                                                                        2014   1.296       1.374      1,685,105
                                                                        2013   1.116       1.296      1,688,527
                                                                        2012   1.025       1.116      1,660,269
                                                                        2011   1.026       1.025      1,802,616
                                                                        2010   0.955       1.026      1,854,385
                                                                        2009   0.825       0.955      2,276,123
                                                                        2008   1.087       0.825      1,231,684
                                                                        2007   1.067       1.087        562,973
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.117       2.365         49,913
                                                                        2015   2.170       2.117         85,145
                                                                        2014   2.005       2.170         99,276
                                                                        2013   1.511       2.005        116,346
                                                                        2012   1.327       1.511         69,730
                                                                        2011   1.346       1.327         78,290
                                                                        2010   1.237       1.346         83,313
                                                                        2009   1.048       1.237         84,767
                                                                        2008   1.509       1.048         68,219
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.329       1.539        305,653
                                                                        2015   1.354       1.329        342,437
                                                                        2014   1.388       1.354        379,861
                                                                        2013   1.117       1.388        441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.154       1.567        115,776
                                                                        2012   0.994       1.154        130,480
                                                                        2011   1.030       0.994        197,401
                                                                        2010   0.902       1.030        296,460
                                                                        2009   0.645       0.902        386,707
                                                                        2008   1.061       0.645        395,142
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.986       1.974         11,791
                                                                        2015   1.835       1.986         43,381
                                                                        2014   1.722       1.835         50,017
                                                                        2013   1.370       1.722         71,720
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.294       2.502        108,025
                                                                        2015   2.289       2.294        122,756
                                                                        2014   2.194       2.289        307,211
                                                                        2013   1.555       2.194        381,437
                                                                        2012   1.372       1.555        467,633
                                                                        2011   1.382       1.372        580,971
                                                                        2010   1.049       1.382        733,074
                                                                        2009   0.774       1.049        999,289
                                                                        2008   1.182       0.774      1,087,541

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.163       2.339         1,582
                                                                        2015   2.261       2.163         3,845
                                                                        2014   1.918       2.261         4,245
                                                                        2013   1.771       1.918         4,692
                                                                        2012   1.748       1.771        12,095
                                                                        2011   1.535       1.748        21,130
                                                                        2010   1.477       1.535        43,365
                                                                        2009   1.315       1.477        47,288
                                                                        2008   1.988       1.315        48,450
                                                                        2007   1.685       1.988        76,109
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.684       2.630        12,581
                                                                        2015   2.592       2.684        31,159
                                                                        2014   2.337       2.592        32,242
                                                                        2013   1.773       2.337        33,623
                                                                        2012   1.538       1.773        35,142
                                                                        2011   1.583       1.538        36,255
                                                                        2010   1.425       1.583        33,836
                                                                        2009   0.967       1.425        34,333
                                                                        2008   1.808       0.967        35,602
                                                                        2007   1.388       1.808        92,604
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696       0.889            --
                                                                        2008   1.337       0.696        18,138
                                                                        2007   1.424       1.337        21,118
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.816       0.816            --
                                                                        2011   0.984       0.816            --
                                                                        2010   0.897       0.984        19,541
                                                                        2009   0.895       0.897        19,159
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.888       1.974            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.028       0.998            --
                                                                        2007   1.013       1.028        13,489
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.650       1.594            --
                                                                        2013   1.257       1.650       109,601
                                                                        2012   1.112       1.257       122,617
                                                                        2011   1.195       1.112       165,771
                                                                        2010   1.050       1.195       219,346
                                                                        2009   0.849       1.050       240,945
                                                                        2008   1.300       0.849       236,780
                                                                        2007   1.186       1.300       226,677
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.233       1.320            --
                                                                        2009   0.854       1.233       106,752
                                                                        2008   1.753       0.854       110,860
                                                                        2007   1.646       1.753        96,537
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.224       1.147            --
                                                                        2007   1.239       1.224       687,409
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.176       1.319            --
                                                                        2010   1.117       1.176        51,673
                                                                        2009   0.938       1.117        49,990
                                                                        2008   1.254       0.938        58,291
                                                                        2007   1.136       1.254        49,521
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.766       1.687            --
                                                                        2007   1.581       1.766       162,239
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.152       1.118            --
                                                                        2007   1.128       1.152       420,289
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.355       1.267            --
                                                                        2007   1.344       1.355       228,413
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.886       0.891            --
                                                                        2008   1.175       0.886       141,032
                                                                        2007   1.148       1.175       529,164
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.022       0.984            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.008       1.022       349,401
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.300       1.258            --
                                                                                2007   1.277       1.300       569,448
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.297       1.234            --
                                                                                2007   1.356       1.297       645,430
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.601       1.582            --
                                                                                2013   1.347       1.601        20,621
                                                                                2012   1.166       1.347        20,624
                                                                                2011   1.397       1.166        20,946
                                                                                2010   1.262       1.397        45,004
                                                                                2009   0.901       1.262        48,109
                                                                                2008   1.768       0.901        51,155
                                                                                2007   1.709       1.768        59,922
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.163       1.146       222,033
                                                                                2015   1.194       1.163       223,531
                                                                                2014   1.163       1.194       223,493
                                                                                2013   1.229       1.163       222,892
                                                                                2012   1.227       1.229       218,430
                                                                                2011   1.171       1.227       222,512
                                                                                2010   1.128       1.171       249,533
                                                                                2009   1.071       1.128       248,013
                                                                                2008   1.048       1.071       247,991
                                                                                2007   1.016       1.048        93,322
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.825       0.825            --
                                                                                2008   1.289       0.825       517,049
                                                                                2007   1.249       1.289       674,640
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.162       1.146            --
                                                                                2007   1.182       1.162       193,432
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.783       1.717            --
                                                                                2007   1.570       1.783       229,894
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.320       1.265            --
                                                                                2007   1.271       1.320       112,444
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.331       1.310            --
                                                                                2007   1.208       1.331       102,151
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.337       1.256            --
                                                                                2007   1.267       1.337            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.838       0.839            --
                                                                                2008   1.231       0.838     2,036,615
                                                                                2007   1.198       1.231     2,108,019
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030       1.033            --
                                                                                2007   1.007       1.030       143,677
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.180       1.027            --
                                                                                2007   1.141       1.180       122,459
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.981       2.256        54,203
                                                                                2015   2.072       1.981        95,778
                                                                                2014   2.017       2.072       105,310
                                                                                2013   1.531       2.017       106,944
                                                                                2012   1.381       1.531       122,158
                                                                                2011   1.508       1.381       135,599
                                                                                2010   1.258       1.508       200,254
                                                                                2009   0.995       1.258       230,183
                                                                                2008   1.534       0.995       260,145
                                                                                2007   1.529       1.534       303,493
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.152       1.150            --
                                                                                2007   1.121       1.152       312,806
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.946       0.976            --
                                                                                2009   0.605       0.946        47,068
                                                                                2008   1.155       0.605        41,652
                                                                                2007   1.038       1.155        39,848
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.519       1.411            --
                                                                                2007   1.242       1.519        58,864

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.242       1.216            --
                                                                                   2007   1.253       1.242       226,064
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.625       1.749            --
                                                                                   2015   1.721       1.625            --
                                                                                   2014   1.556       1.721            --
                                                                                   2013   1.188       1.556            --
                                                                                   2012   1.088       1.188            --
                                                                                   2011   1.105       1.088            --
                                                                                   2010   0.987       1.105            --
                                                                                   2009   0.756       0.987            --
                                                                                   2008   1.182       0.756            --
                                                                                   2007   1.125       1.182            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.161       1.102            --
                                                                                   2007   1.132       1.161         5,482
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.770       1.448       162,725
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.602       1.785        40,648
                                                                                   2015   1.707       1.602        53,843
                                                                                   2014   1.690       1.707        53,703
                                                                                   2013   1.581       1.690        54,436
                                                                                   2012   1.388       1.581        58,450
                                                                                   2011   1.387       1.388        75,532
                                                                                   2010   1.225       1.387       135,492
                                                                                   2009   0.854       1.225       142,200
                                                                                   2008   1.149       0.854       142,946
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.430       1.428            --
                                                                                   2013   1.225       1.430     1,057,407
                                                                                   2012   1.100       1.225     1,277,626
                                                                                   2011   1.144       1.100     1,686,375
                                                                                   2010   1.030       1.144     1,868,138
                                                                                   2009   0.861       1.030     1,879,175
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.541       1.531            --
                                                                                   2013   1.252       1.541       137,253
                                                                                   2012   1.107       1.252       137,291
                                                                                   2011   1.177       1.107       150,527
                                                                                   2010   1.043       1.177       285,001
                                                                                   2009   0.851       1.043       285,200
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.412       1.414            --
                                                                                   2013   1.264       1.412        95,745
                                                                                   2012   1.150       1.264       115,496
                                                                                   2011   1.178       1.150       132,927
                                                                                   2010   1.072       1.178       130,828
                                                                                   2009   0.910       1.072       146,789
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.440       1.575        24,290
                                                                                   2015   1.706       1.440        36,518
                                                                                   2014   1.861       1.706        46,128
                                                                                   2013   1.999       1.861        47,846
                                                                                   2012   1.717       1.999        47,191
                                                                                   2011   2.152       1.717        43,187
                                                                                   2010   1.775       2.152        82,518
                                                                                   2009   1.073       1.775       102,636
                                                                                   2008   2.460       1.073       100,612
                                                                                   2007   1.961       2.460       102,765
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2016   1.419       1.375        92,067
                                                                                   2015   1.477       1.419       105,168
                                                                                   2014   1.624       1.477       125,938
                                                                                   2013   1.393       1.624       123,988
                                                                                   2012   1.221       1.393       183,252
                                                                                   2011   1.398       1.221       185,757
                                                                                   2010   1.284       1.398       246,499
                                                                                   2009   0.998       1.284       285,027
                                                                                   2008   1.719       0.998       327,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.022       1.105            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.993       1.022       169,411
                                                                          2011   1.072       0.993       186,468
                                                                          2010   0.893       1.072       223,296
                                                                          2009   0.667       0.893       229,127
                                                                          2008   1.061       0.667       251,501
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   1.561       1.530        47,224
                                                                          2015   1.536       1.561        76,693
                                                                          2014   1.538       1.536        78,646
                                                                          2013   1.238       1.538        58,203
                                                                          2012   1.045       1.238        72,319
                                                                          2011   1.167       1.045        83,886
                                                                          2010   1.084       1.167       107,284
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.519       1.552            --
                                                                          2015   1.577       1.519       176,835
                                                                          2014   1.544       1.577       212,610
                                                                          2013   1.557       1.544       294,705
                                                                          2012   1.429       1.557       324,350
                                                                          2011   1.413       1.429       312,669
                                                                          2010   1.289       1.413       312,156
                                                                          2009   0.993       1.289       315,972
                                                                          2008   1.153       0.993       246,519
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.130       1.179            --
                                                                          2012   1.028       1.130        28,009
                                                                          2011   1.168       1.028        26,292
                                                                          2010   0.996       1.168        32,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.331       1.509            --
                                                                          2015   1.412       1.331            --
                                                                          2014   1.275       1.412            --
                                                                          2013   0.974       1.275         1,603
                                                                          2012   0.845       0.974         1,608
                                                                          2011   0.900       0.845         1,614
                                                                          2010   0.787       0.900         1,620
                                                                          2009   0.680       0.787         1,628
                                                                          2008   1.028       0.680         1,635
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.262       2.349         2,806
                                                                          2015   2.168       2.262         2,864
                                                                          2014   1.967       2.168         3,028
                                                                          2013   1.473       1.967         3,209
                                                                          2012   1.325       1.473         3,598
                                                                          2011   1.378       1.325         3,602
                                                                          2010   1.104       1.378            --
                                                                          2009   0.776       1.104            --
                                                                          2008   1.258       0.776            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.282       1.379            --
                                                                          2012   1.237       1.282        19,368
                                                                          2011   1.367       1.237        23,610
                                                                          2010   1.099       1.367        52,265
                                                                          2009   0.764       1.099        66,803
                                                                          2008   1.406       0.764        71,882
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.134       1.141        59,556
                                                                          2015   1.156       1.134        62,515
                                                                          2014   1.107       1.156        69,461
                                                                          2013   1.144       1.107        69,604
                                                                          2012   1.090       1.144       387,864
                                                                          2011   1.049       1.090       409,574
                                                                          2010   0.993       1.049       482,870
                                                                          2009   0.930       0.993       581,539
                                                                          2008   0.987       0.930       291,439
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.359       1.570        85,115
                                                                          2015   1.482       1.359       124,677
                                                                          2014   1.382       1.482       140,857
                                                                          2013   1.073       1.382       144,568
                                                                          2012   0.963       1.073       242,826
                                                                          2011   0.965       0.963       311,281
                                                                          2010   0.906       0.965       377,001
                                                                          2009   0.834       0.906       438,241
                                                                          2008   1.230       0.834       556,082

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.271       1.244        48,604
                                                                                 2015   1.300       1.271        54,360
                                                                                 2014   1.330       1.300        72,322
                                                                                 2013   1.360       1.330       108,099
                                                                                 2012   1.391       1.360       111,793
                                                                                 2011   1.423       1.391       119,671
                                                                                 2010   1.455       1.423       141,665
                                                                                 2009   1.484       1.455       145,399
                                                                                 2008   1.485       1.484       394,897
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.122       1.232            --
                                                                                 2012   0.994       1.122       193,823
                                                                                 2011   1.086       0.994       186,548
                                                                                 2010   0.972       1.086       224,267
                                                                                 2009   0.818       0.972       224,757
                                                                                 2008   1.266       0.818       224,441
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.790       1.840         9,957
                                                                                 2015   1.784       1.790        10,545
                                                                                 2014   1.646       1.784        11,140
                                                                                 2013   1.388       1.646        11,949
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.412       1.378       116,093
                                                                                 2015   1.306       1.412       145,471
                                                                                 2014   1.162       1.306       161,757
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.500       1.566        96,158
                                                                                 2015   1.500       1.500        97,800
                                                                                 2014   1.391       1.500        72,116
                                                                                 2013   1.183       1.391       302,371
                                                                                 2012   1.079       1.183       302,981
                                                                                 2011   1.065       1.079       286,511
                                                                                 2010   0.997       1.065       289,818
                                                                                 2009   0.871       0.997       321,730
                                                                                 2008   1.116       0.871       358,636
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.564       1.637        65,342
                                                                                 2015   1.566       1.564       102,058
                                                                                 2014   1.452       1.566       146,649
                                                                                 2013   1.113       1.452       150,730
                                                                                 2012   1.011       1.113       230,736
                                                                                 2011   1.080       1.011       255,137
                                                                                 2010   0.989       1.080       431,153
                                                                                 2009   0.768       0.989       499,529
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.254       1.301        25,417
                                                                                 2015   1.296       1.254        28,221
                                                                                 2014   1.268       1.296        56,757
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.249       1.308       531,574
                                                                                 2015   1.294       1.249       572,867
                                                                                 2014   1.257       1.294     1,022,027
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.227       1.297        20,809
                                                                                 2015   1.276       1.227        20,856
                                                                                 2014   1.232       1.276       180,194
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.546       1.683        48,362
                                                                                 2015   1.566       1.546        48,362
                                                                                 2014   1.417       1.566            --
                                                                                 2013   1.100       1.417           982
                                                                                 2012   0.975       1.100           985
                                                                                 2011   0.981       0.975           989
                                                                                 2010   0.876       0.981           993
                                                                                 2009   0.712       0.876           997
                                                                                 2008   1.100       0.712            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.332       1.419        18,258
                                                                                 2015   1.368       1.332        19,820
                                                                                 2014   1.291       1.368        76,785
                                                                                 2013   1.113       1.291        90,414
                                                                                 2012   1.023       1.113       104,902
                                                                                 2011   1.024       1.023       113,808
                                                                                 2010   0.953       1.024       121,799
                                                                                 2009   0.824       0.953       131,336
                                                                                 2008   1.086       0.824       134,127
                                                                                 2007   1.067       1.086       193,463

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   1.829       2.042        80,003
                                                                        2015   1.875       1.829       111,884
                                                                        2014   1.734       1.875       202,616
                                                                        2013   1.307       1.734       218,172
                                                                        2012   1.149       1.307        78,061
                                                                        2011   1.166       1.149        93,200
                                                                        2010   1.072       1.166       116,648
                                                                        2009   0.908       1.072       117,483
                                                                        2008   1.308       0.908       119,806
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.322       1.530        67,311
                                                                        2015   1.347       1.322       101,289
                                                                        2014   1.382       1.347       105,519
                                                                        2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.150       1.561            --
                                                                        2012   0.992       1.150        44,052
                                                                        2011   1.028       0.992        69,300
                                                                        2010   0.901       1.028        95,479
                                                                        2009   0.644       0.901        93,761
                                                                        2008   1.060       0.644       127,177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.715       1.704        47,891
                                                                        2015   1.586       1.715        43,812
                                                                        2014   1.489       1.586        59,901
                                                                        2013   1.185       1.489        58,410
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.758       1.916        30,794
                                                                        2015   1.754       1.758        31,434
                                                                        2014   1.682       1.754        34,056
                                                                        2013   1.194       1.682        34,920
                                                                        2012   1.053       1.194        89,619
                                                                        2011   1.062       1.053       104,398
                                                                        2010   0.806       1.062       145,734
                                                                        2009   0.595       0.806       145,314
                                                                        2008   0.909       0.595       146,797





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.299       2.485        58,880
                                                                      2015   2.404       2.299        99,545
                                                                      2014   2.040       2.404       117,406
                                                                      2013   1.885       2.040       127,357
                                                                      2012   1.862       1.885       131,979
                                                                      2011   1.636       1.862       119,718
                                                                      2010   1.575       1.636       111,843
                                                                      2009   1.402       1.575       108,394
                                                                      2008   2.121       1.402       201,199
                                                                      2007   1.799       2.121       169,321
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2016   2.946       2.886       175,916
                                                                      2015   2.846       2.946       178,191
                                                                      2014   2.567       2.846       141,734
                                                                      2013   1.949       2.567       135,346
                                                                      2012   1.692       1.949       136,730
                                                                      2011   1.742       1.692       139,582
                                                                      2010   1.569       1.742       134,784
                                                                      2009   1.065       1.569        49,502
                                                                      2008   1.992       1.065        64,501
                                                                      2007   1.530       1.992        69,538
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.874       1.115            --
                                                                      2008   1.679       0.874       148,217
                                                                      2007   1.789       1.679       177,086

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.023       1.023            --
                                                                                2011   1.235       1.023            --
                                                                                2010   1.126       1.235        81,331
                                                                                2009   1.123       1.126        83,236
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................ 2007   2.603       2.721            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.027       0.997            --
                                                                                2007   1.013       1.027       139,447
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.818       1.757            --
                                                                                2013   1.387       1.818       297,521
                                                                                2012   1.227       1.387       486,243
                                                                                2011   1.319       1.227       662,016
                                                                                2010   1.160       1.319       541,726
                                                                                2009   0.938       1.160       581,418
                                                                                2008   1.438       0.938       575,939
                                                                                2007   1.311       1.438       660,489
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.547       1.656            --
                                                                                2009   1.072       1.547       135,437
                                                                                2008   2.201       1.072       191,619
                                                                                2007   2.069       2.201       220,266
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.363       1.277            --
                                                                                2007   1.381       1.363       771,975
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.348       1.512            --
                                                                                2010   1.281       1.348       162,691
                                                                                2009   1.076       1.281       176,328
                                                                                2008   1.440       1.076       182,275
                                                                                2007   1.305       1.440       258,331
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.079       1.986            --
                                                                                2007   1.862       2.079       297,231
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.227       1.190            --
                                                                                2007   1.202       1.227       370,418
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.584       1.481            --
                                                                                2007   1.572       1.584       264,553
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.884       0.889            --
                                                                                2008   1.173       0.884       663,907
                                                                                2007   1.146       1.173       793,755
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.028       0.989            --
                                                                                2007   1.014       1.028       782,181
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.528       1.477            --
                                                                                2007   1.501       1.528       317,812
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.495       1.422            --
                                                                                2007   1.564       1.495       914,202
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.865       1.842            --
                                                                                2013   1.569       1.865       100,139
                                                                                2012   1.359       1.569       109,609
                                                                                2011   1.629       1.359       116,151
                                                                                2010   1.472       1.629       137,730
                                                                                2009   1.052       1.472       157,076
                                                                                2008   2.065       1.052       263,464
                                                                                2007   1.996       2.065       350,756
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.159       1.141        35,025
                                                                                2015   1.190       1.159        84,020
                                                                                2014   1.160       1.190        84,784
                                                                                2013   1.227       1.160        86,722
                                                                                2012   1.225       1.227       158,472
                                                                                2011   1.170       1.225       120,156
                                                                                2010   1.127       1.170       172,178
                                                                                2009   1.071       1.127       168,863
                                                                                2008   1.048       1.071       200,936
                                                                                2007   1.017       1.048       177,792
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.823       0.823            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.287       0.823     2,677,907
                                                                                   2007   1.248       1.287     2,719,667
 Deutsche High Income Subaccount (Class B) (6/03)................................. 2008   1.275       1.258            --
                                                                                   2007   1.298       1.275       338,540
 Deutsche International Select Equity Subaccount (Class B) (7/03)................. 2008   2.149       2.068            --
                                                                                   2007   1.893       2.149       511,102
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)....................... 2008   1.451       1.390            --
                                                                                   2007   1.398       1.451       199,443
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.528       1.503            --
                                                                                   2007   1.387       1.528       479,859
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.503       1.411            --
                                                                                   2007   1.425       1.503         2,301
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.836       0.837            --
                                                                                   2008   1.229       0.836       573,958
                                                                                   2007   1.196       1.229       854,462
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.012       1.014            --
                                                                                   2007   0.990       1.012       393,191
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.349       1.174            --
                                                                                   2007   1.305       1.349       248,986
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.569       2.924        97,544
                                                                                   2015   2.688       2.569       107,977
                                                                                   2014   2.617       2.688       118,390
                                                                                   2013   1.988       2.617       130,473
                                                                                   2012   1.795       1.988       167,253
                                                                                   2011   1.960       1.795       203,470
                                                                                   2010   1.635       1.960       247,921
                                                                                   2009   1.294       1.635       246,343
                                                                                   2008   1.997       1.294       326,420
                                                                                   2007   1.991       1.997       411,910
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.131       1.129            --
                                                                                   2007   1.101       1.131       412,080
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.085       1.119            --
                                                                                   2009   0.694       1.085       131,204
                                                                                   2008   1.326       0.694       174,196
                                                                                   2007   1.192       1.326       174,458
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.806       1.677            --
                                                                                   2007   1.477       1.806       293,473
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.449       1.419            --
                                                                                   2007   1.463       1.449       410,311
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.799       1.935           472
                                                                                   2015   1.906       1.799           473
                                                                                   2014   1.724       1.906           474
                                                                                   2013   1.316       1.724         1,578
                                                                                   2012   1.206       1.316         1,614
                                                                                   2011   1.226       1.206         1,618
                                                                                   2010   1.095       1.226         1,623
                                                                                   2009   0.840       1.095         1,719
                                                                                   2008   1.314       0.840         2,118
                                                                                   2007   1.251       1.314         2,508
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.159       1.100            --
                                                                                   2007   1.131       1.159     3,422,913
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.164       1.769       819,062
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.751       1.951       673,893

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.868       1.751       779,692
                                                                               2014   1.850       1.868       897,694
                                                                               2013   1.731       1.850     1,119,376
                                                                               2012   1.520       1.731     1,343,188
                                                                               2011   1.520       1.520     1,640,574
                                                                               2010   1.344       1.520     1,528,073
                                                                               2009   0.938       1.344       336,233
                                                                               2008   1.261       0.938       293,045
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.423       1.421            --
                                                                               2013   1.220       1.423       379,738
                                                                               2012   1.095       1.220       494,661
                                                                               2011   1.140       1.095       690,524
                                                                               2010   1.027       1.140       584,325
                                                                               2009   0.859       1.027       512,846
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.534       1.524            --
                                                                               2013   1.247       1.534     1,054,666
                                                                               2012   1.103       1.247     1,103,219
                                                                               2011   1.174       1.103     1,132,042
                                                                               2010   1.040       1.174     1,266,478
                                                                               2009   0.849       1.040     2,451,208
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.405       1.407            --
                                                                               2013   1.259       1.405     1,525,557
                                                                               2012   1.146       1.259     1,663,729
                                                                               2011   1.174       1.146     1,677,571
                                                                               2010   1.069       1.174     1,688,257
                                                                               2009   0.908       1.069       725,480
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.977       2.160        40,728
                                                                               2015   2.343       1.977        41,352
                                                                               2014   2.557       2.343        53,149
                                                                               2013   2.748       2.557        53,469
                                                                               2012   2.361       2.748        58,454
                                                                               2011   2.962       2.361        60,944
                                                                               2010   2.444       2.962        83,099
                                                                               2009   1.478       2.444        80,788
                                                                               2008   3.391       1.478       152,237
                                                                               2007   2.704       3.391       183,443
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.793       1.737       369,583
                                                                               2015   1.868       1.793       376,133
                                                                               2014   2.054       1.868       376,053
                                                                               2013   1.762       2.054       415,429
                                                                               2012   1.545       1.762       498,479
                                                                               2011   1.771       1.545       540,687
                                                                               2010   1.627       1.771       574,162
                                                                               2009   1.265       1.627       564,512
                                                                               2008   2.180       1.265       655,778
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.018       1.101            --
                                                                               2012   0.990       1.018       336,292
                                                                               2011   1.069       0.990       447,407
                                                                               2010   0.890       1.069       576,675
                                                                               2009   0.666       0.890       666,203
                                                                               2008   1.060       0.666       700,535
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.932       1.893       185,183
                                                                               2015   1.902       1.932       187,406
                                                                               2014   1.906       1.902       203,901
                                                                               2013   1.534       1.906       101,488
                                                                               2012   1.296       1.534        98,263
                                                                               2011   1.447       1.296       118,067
                                                                               2010   1.345       1.447       159,806
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.485       1.517            --
                                                                               2015   1.542       1.485     1,004,619
                                                                               2014   1.511       1.542     1,163,667
                                                                               2013   1.524       1.511     1,363,441
                                                                               2012   1.400       1.524     1,512,121
                                                                               2011   1.384       1.400     1,675,210
                                                                               2010   1.264       1.384     1,803,608
                                                                               2009   0.975       1.264     1,734,673
                                                                               2008   1.131       0.975       383,859

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.294       1.350            --
                                                                          2012   1.178       1.294        65,570
                                                                          2011   1.339       1.178        93,346
                                                                          2010   1.142       1.339       111,362
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.324       1.501       320,677
                                                                          2015   1.406       1.324       312,374
                                                                          2014   1.270       1.406       376,985
                                                                          2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.027       0.679       892,095
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.532       2.628        16,238
                                                                          2015   2.429       2.532        19,882
                                                                          2014   2.204       2.429        17,522
                                                                          2013   1.651       2.204         8,017
                                                                          2012   1.486       1.651        21,589
                                                                          2011   1.546       1.486        10,287
                                                                          2010   1.239       1.546        31,512
                                                                          2009   0.872       1.239        23,249
                                                                          2008   1.414       0.872         2,368
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.520       1.636            --
                                                                          2012   1.467       1.520       135,463
                                                                          2011   1.623       1.467       151,247
                                                                          2010   1.306       1.623       166,047
                                                                          2009   0.908       1.306       186,841
                                                                          2008   1.671       0.908       283,126
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.136       1.142       396,325
                                                                          2015   1.158       1.136       408,187
                                                                          2014   1.110       1.158       343,700
                                                                          2013   1.147       1.110       368,503
                                                                          2012   1.094       1.147       749,360
                                                                          2011   1.053       1.094       842,398
                                                                          2010   0.997       1.053       923,427
                                                                          2009   0.935       0.997       888,721
                                                                          2008   0.992       0.935       798,731
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.561       1.801       188,801
                                                                          2015   1.702       1.561       266,594
                                                                          2014   1.588       1.702       277,314
                                                                          2013   1.233       1.588       305,010
                                                                          2012   1.107       1.233       329,316
                                                                          2011   1.110       1.107       451,116
                                                                          2010   1.043       1.110       534,762
                                                                          2009   0.961       1.043       598,084
                                                                          2008   1.417       0.961       693,545
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)......... 2016   1.547       1.513       765,665
                                                                          2015   1.583       1.547       771,726
                                                                          2014   1.620       1.583       876,719
                                                                          2013   1.657       1.620     1,120,300
                                                                          2012   1.696       1.657     1,188,472
                                                                          2011   1.736       1.696     1,210,301
                                                                          2010   1.776       1.736     1,100,826
                                                                          2009   1.813       1.776     1,153,377
                                                                          2008   1.814       1.813       836,802
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.309       1.437            --
                                                                          2012   1.160       1.309       119,370
                                                                          2011   1.268       1.160       152,558
                                                                          2010   1.135       1.268       165,046
                                                                          2009   0.956       1.135       180,035
                                                                          2008   1.480       0.956       224,254
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2016   2.119       2.178        80,932
                                                                          2015   2.113       2.119        87,328
                                                                          2014   1.950       2.113       106,652
                                                                          2013   1.646       1.950       110,159
 MSF Jennison Growth Subaccount (Class B) (4/14)......................... 2016   1.405       1.371       515,369

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.300       1.405       539,309
                                                                                 2014   1.158       1.300       648,795
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.591       1.660       215,065
                                                                                 2015   1.592       1.591       235,701
                                                                                 2014   1.477       1.592       255,060
                                                                                 2013   1.256       1.477       279,621
                                                                                 2012   1.147       1.256       339,633
                                                                                 2011   1.133       1.147       358,017
                                                                                 2010   1.060       1.133       455,176
                                                                                 2009   0.927       1.060       445,369
                                                                                 2008   1.189       0.927       433,559
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.830       1.915       662,177
                                                                                 2015   1.834       1.830       242,964
                                                                                 2014   1.700       1.834       274,074
                                                                                 2013   1.304       1.700       313,025
                                                                                 2012   1.185       1.304       473,982
                                                                                 2011   1.267       1.185       520,806
                                                                                 2010   1.161       1.267       564,480
                                                                                 2009   0.902       1.161       539,826
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.248       1.294       164,535
                                                                                 2015   1.291       1.248       174,667
                                                                                 2014   1.263       1.291       973,787
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.243       1.301     1,109,487
                                                                                 2015   1.289       1.243     1,524,589
                                                                                 2014   1.252       1.289     2,381,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.221       1.290       184,427
                                                                                 2015   1.271       1.221       328,622
                                                                                 2014   1.227       1.271     2,135,315
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.538       1.674       709,843
                                                                                 2015   1.559       1.538       729,043
                                                                                 2014   1.411       1.559       818,892
                                                                                 2013   1.096       1.411     1,089,634
                                                                                 2012   0.972       1.096     1,090,098
                                                                                 2011   0.978       0.972     1,222,586
                                                                                 2010   0.874       0.978     1,315,224
                                                                                 2009   0.711       0.874     1,424,412
                                                                                 2008   1.099       0.711     1,179,703
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.326       1.411       148,244
                                                                                 2015   1.362       1.326       149,312
                                                                                 2014   1.286       1.362       171,884
                                                                                 2013   1.109       1.286       194,842
                                                                                 2012   1.020       1.109       274,579
                                                                                 2011   1.021       1.020       370,833
                                                                                 2010   0.952       1.021       417,631
                                                                                 2009   0.823       0.952       377,004
                                                                                 2008   1.085       0.823       237,057
                                                                                 2007   1.066       1.085       467,325
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   2.091       2.333       138,223
                                                                                 2015   2.145       2.091       153,272
                                                                                 2014   1.984       2.145       172,184
                                                                                 2013   1.497       1.984       181,519
                                                                                 2012   1.316       1.497       163,330
                                                                                 2011   1.336       1.316       174,013
                                                                                 2010   1.229       1.336       208,657
                                                                                 2009   1.042       1.229       220,146
                                                                                 2008   1.502       1.042       325,879
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.315       1.522       180,973
                                                                                 2015   1.341       1.315       200,607
                                                                                 2014   1.376       1.341       226,464
                                                                                 2013   1.109       1.376       254,635
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.147       1.555       403,427
                                                                                 2012   0.989       1.147       214,405
                                                                                 2011   1.026       0.989       262,441
                                                                                 2010   0.899       1.026       307,400
                                                                                 2009   0.643       0.899       361,706
                                                                                 2008   1.059       0.643       356,675

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.961       1.947    111,657
                                                                        2015   1.814       1.961    118,090
                                                                        2014   1.704       1.814    142,382
                                                                        2013   1.357       1.704    146,241
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.265       2.468    193,766
                                                                        2015   2.262       2.265    208,698
                                                                        2014   2.171       2.262    242,791
                                                                        2013   1.541       2.171    461,010
                                                                        2012   1.360       1.541    586,329
                                                                        2011   1.372       1.360    688,470
                                                                        2010   1.043       1.372    788,168
                                                                        2009   0.770       1.043    607,650
                                                                        2008   1.176       0.770    629,902





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.138       2.309        9,844
                                                                        2015   2.236       2.138       10,658
                                                                        2014   1.899       2.236       11,585
                                                                        2013   1.755       1.899       13,742
                                                                        2012   1.735       1.755       13,710
                                                                        2011   1.525       1.735       13,437
                                                                        2010   1.469       1.525       17,663
                                                                        2009   1.308       1.469       19,000
                                                                        2008   1.980       1.308       24,781
                                                                        2007   1.681       1.980       20,852
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.653       2.597           --
                                                                        2015   2.564       2.653           --
                                                                        2014   2.314       2.564       28,575
                                                                        2013   1.758       2.314       31,602
                                                                        2012   1.527       1.758           --
                                                                        2011   1.573       1.527           --
                                                                        2010   1.417       1.573           --
                                                                        2009   0.963       1.417       24,181
                                                                        2008   1.801       0.963       17,401
                                                                        2007   1.384       1.801       50,909
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.693       0.884           --
                                                                        2008   1.332       0.693        3,523
                                                                        2007   1.420       1.332        3,752
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.810       0.810           --
                                                                        2011   0.978       0.810           --
                                                                        2010   0.892       0.978           --
                                                                        2009   0.890       0.892        3,401
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.883       1.967           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.025       0.995           --
                                                                        2007   1.012       1.025        3,938
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.634       1.578           --
                                                                        2013   1.246       1.634       20,907
                                                                        2012   1.104       1.246       26,454
                                                                        2011   1.186       1.104       28,592
                                                                        2010   1.044       1.186           --
                                                                        2009   0.845       1.044           --
                                                                        2008   1.295       0.845        6,709
                                                                        2007   1.182       1.295       27,065
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.226       1.312           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.850       1.226        15,885
                                                                                2008   1.746       0.850         2,230
                                                                                2007   1.642       1.746         3,793
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.219       1.142            --
                                                                                2007   1.236       1.219        75,420
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.168       1.310            --
                                                                                2010   1.111       1.168        28,462
                                                                                2009   0.934       1.111        27,955
                                                                                2008   1.249       0.934        17,765
                                                                                2007   1.133       1.249        13,272
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.759       1.680            --
                                                                                2007   1.576       1.759       200,507
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.147       1.113            --
                                                                                2007   1.125       1.147            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.350       1.262            --
                                                                                2007   1.340       1.350         3,550
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.882       0.887            --
                                                                                2008   1.171       0.882        10,560
                                                                                2007   1.145       1.171        11,534
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.018       0.980            --
                                                                                2007   1.005       1.018         6,964
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.295       1.252            --
                                                                                2007   1.274       1.295       254,973
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.292       1.229            --
                                                                                2007   1.353       1.292       182,924
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.586       1.566            --
                                                                                2013   1.335       1.586            --
                                                                                2012   1.157       1.335            --
                                                                                2011   1.388       1.157            --
                                                                                2010   1.255       1.388            --
                                                                                2009   0.897       1.255            --
                                                                                2008   1.761       0.897            --
                                                                                2007   1.704       1.761         2,049
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.149       1.131            --
                                                                                2015   1.181       1.149            --
                                                                                2014   1.152       1.181            --
                                                                                2013   1.219       1.152            --
                                                                                2012   1.218       1.219            --
                                                                                2011   1.163       1.218            --
                                                                                2010   1.121       1.163            --
                                                                                2009   1.066       1.121            --
                                                                                2008   1.044       1.066            --
                                                                                2007   1.013       1.044            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.821       0.821            --
                                                                                2008   1.285       0.821       144,032
                                                                                2007   1.246       1.285       144,056
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.157       1.141            --
                                                                                2007   1.178       1.157        29,307
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.777       1.709            --
                                                                                2007   1.566       1.777         5,609
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.315       1.260            --
                                                                                2007   1.268       1.315       143,708
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.326       1.304            --
                                                                                2007   1.204       1.326            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.332       1.250            --
                                                                                2007   1.263       1.332         7,392
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.834       0.835            --
                                                                                2008   1.226       0.834        24,684
                                                                                2007   1.195       1.226            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.026       1.028            --
                                                                                   2007   1.004       1.026            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.176       1.023            --
                                                                                   2007   1.138       1.176        59,803
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   1.958       2.227            --
                                                                                   2015   2.050       1.958            --
                                                                                   2014   1.997       2.050            --
                                                                                   2013   1.518       1.997         5,737
                                                                                   2012   1.371       1.518         7,132
                                                                                   2011   1.498       1.371        53,987
                                                                                   2010   1.250       1.498        61,223
                                                                                   2009   0.990       1.250        68,856
                                                                                   2008   1.528       0.990        90,851
                                                                                   2007   1.524       1.528       138,293
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.147       1.146            --
                                                                                   2007   1.118       1.147        80,722
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.940       0.970            --
                                                                                   2009   0.602       0.940        57,047
                                                                                   2008   1.151       0.602            --
                                                                                   2007   1.035       1.151        30,237
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.513       1.405            --
                                                                                   2007   1.238       1.513        53,983
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.237       1.211            --
                                                                                   2007   1.249       1.237         1,063
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.606       1.727            --
                                                                                   2015   1.703       1.606            --
                                                                                   2014   1.541       1.703            --
                                                                                   2013   1.177       1.541            --
                                                                                   2012   1.079       1.177            --
                                                                                   2011   1.098       1.079            --
                                                                                   2010   0.981       1.098            --
                                                                                   2009   0.753       0.981            --
                                                                                   2008   1.178       0.753            --
                                                                                   2007   1.122       1.178            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.158       1.099            --
                                                                                   2007   1.131       1.158            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.765       1.442        39,552
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.583       1.762       214,445
                                                                                   2015   1.689       1.583       293,496
                                                                                   2014   1.674       1.689       317,505
                                                                                   2013   1.567       1.674       377,833
                                                                                   2012   1.377       1.567       407,068
                                                                                   2011   1.377       1.377       439,433
                                                                                   2010   1.218       1.377       466,033
                                                                                   2009   0.850       1.218        43,236
                                                                                   2008   1.144       0.850        26,532
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.417       1.414            --
                                                                                   2013   1.214       1.417            --
                                                                                   2012   1.091       1.214            --
                                                                                   2011   1.137       1.091            --
                                                                                   2010   1.025       1.137            --
                                                                                   2009   0.857       1.025        25,348
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.527       1.516            --
                                                                                   2013   1.242       1.527        17,292
                                                                                   2012   1.099       1.242        19,259
                                                                                   2011   1.170       1.099        21,533
                                                                                   2010   1.037       1.170        23,476
                                                                                   2009   0.847       1.037        23,516
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.398       1.400            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.253       1.398        15,301
                                                                               2012   1.142       1.253        14,811
                                                                               2011   1.170       1.142        13,882
                                                                               2010   1.066       1.170        14,784
                                                                               2009   0.906       1.066        17,050
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.423       1.555            --
                                                                               2015   1.688       1.423            --
                                                                               2014   1.843       1.688        12,183
                                                                               2013   1.982       1.843        11,154
                                                                               2012   1.704       1.982        20,994
                                                                               2011   2.138       1.704        21,867
                                                                               2010   1.765       2.138        44,707
                                                                               2009   1.068       1.765        40,883
                                                                               2008   2.451       1.068        15,552
                                                                               2007   1.955       2.451         8,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.402       1.358        16,686
                                                                               2015   1.462       1.402        16,531
                                                                               2014   1.608       1.462        28,376
                                                                               2013   1.380       1.608        33,485
                                                                               2012   1.211       1.380        36,399
                                                                               2011   1.389       1.211        85,215
                                                                               2010   1.276       1.389       110,147
                                                                               2009   0.993       1.276       123,124
                                                                               2008   1.712       0.993       144,732
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.014       1.097            --
                                                                               2012   0.987       1.014        20,631
                                                                               2011   1.066       0.987        22,778
                                                                               2010   0.888       1.066         1,211
                                                                               2009   0.665       0.888         1,320
                                                                               2008   1.058       0.665         1,150
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.543       1.510            --
                                                                               2015   1.520       1.543            --
                                                                               2014   1.523       1.520        56,034
                                                                               2013   1.227       1.523        61,988
                                                                               2012   1.037       1.227        18,812
                                                                               2011   1.159       1.037        20,750
                                                                               2010   1.077       1.159        25,310
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.501       1.534            --
                                                                               2015   1.560       1.501     1,441,591
                                                                               2014   1.529       1.560     1,930,321
                                                                               2013   1.543       1.529     2,570,270
                                                                               2012   1.418       1.543     2,845,058
                                                                               2011   1.403       1.418     2,707,456
                                                                               2010   1.282       1.403     2,766,113
                                                                               2009   0.989       1.282     1,986,678
                                                                               2008   1.148       0.989        67,641
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.120       1.168            --
                                                                               2012   1.020       1.120            --
                                                                               2011   1.160       1.020            --
                                                                               2010   0.990       1.160            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.318       1.493            --
                                                                               2015   1.400       1.318            --
                                                                               2014   1.265       1.400            --
                                                                               2013   0.968       1.265            --
                                                                               2012   0.840       0.968            --
                                                                               2011   0.896       0.840            --
                                                                               2010   0.784       0.896            --
                                                                               2009   0.678       0.784            --
                                                                               2008   1.026       0.678        16,728
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.235       2.319            --
                                                                               2015   2.145       2.235            --
                                                                               2014   1.947       2.145        41,377
                                                                               2013   1.460       1.947        45,090
                                                                               2012   1.315       1.460        24,338
                                                                               2011   1.368       1.315        26,109
                                                                               2010   1.097       1.368        70,004
                                                                               2009   0.772       1.097        74,411
                                                                               2008   1.253       0.772         5,858

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.271       1.367            --
                                                                                 2012   1.227       1.271            --
                                                                                 2011   1.358       1.227            --
                                                                                 2010   1.093       1.358         7,915
                                                                                 2009   0.760       1.093        20,073
                                                                                 2008   1.400       0.760        22,751
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.121       1.126            --
                                                                                 2015   1.144       1.121            --
                                                                                 2014   1.096       1.144            --
                                                                                 2013   1.134       1.096            --
                                                                                 2012   1.082       1.134        25,079
                                                                                 2011   1.042       1.082        28,103
                                                                                 2010   0.987       1.042        30,577
                                                                                 2009   0.926       0.987         4,031
                                                                                 2008   0.983       0.926         4,887
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.344       1.550        14,453
                                                                                 2015   1.466       1.344        17,251
                                                                                 2014   1.368       1.466        18,162
                                                                                 2013   1.063       1.368        81,350
                                                                                 2012   0.955       1.063        88,727
                                                                                 2011   0.958       0.955       166,597
                                                                                 2010   0.901       0.958       205,250
                                                                                 2009   0.830       0.901       229,191
                                                                                 2008   1.225       0.830       186,340
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.256       1.229            --
                                                                                 2015   1.286       1.256            --
                                                                                 2014   1.317       1.286            --
                                                                                 2013   1.348       1.317         7,740
                                                                                 2012   1.380       1.348       195,217
                                                                                 2011   1.413       1.380       311,016
                                                                                 2010   1.447       1.413       258,561
                                                                                 2009   1.477       1.447        83,371
                                                                                 2008   1.479       1.477       308,344
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.112       1.221            --
                                                                                 2012   0.986       1.112            --
                                                                                 2011   1.079       0.986            --
                                                                                 2010   0.966       1.079            --
                                                                                 2009   0.814       0.966            --
                                                                                 2008   1.261       0.814            --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.769       1.817            --
                                                                                 2015   1.765       1.769            --
                                                                                 2014   1.630       1.765            --
                                                                                 2013   1.376       1.630            --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.398       1.364            --
                                                                                 2015   1.295       1.398            --
                                                                                 2014   1.153       1.295        26,098
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.482       1.546            --
                                                                                 2015   1.484       1.482            --
                                                                                 2014   1.377       1.484            --
                                                                                 2013   1.172       1.377            --
                                                                                 2012   1.071       1.172            --
                                                                                 2011   1.058       1.071            --
                                                                                 2010   0.991       1.058            --
                                                                                 2009   0.867       0.991            --
                                                                                 2008   1.112       0.867            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.546       1.616        13,932
                                                                                 2015   1.549       1.546        14,772
                                                                                 2014   1.437       1.549        62,383
                                                                                 2013   1.103       1.437        88,380
                                                                                 2012   1.003       1.103        82,282
                                                                                 2011   1.073       1.003       197,903
                                                                                 2010   0.983       1.073       154,077
                                                                                 2009   0.765       0.983       224,164
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.242       1.287            --
                                                                                 2015   1.285       1.242            --
                                                                                 2014   1.258       1.285        17,117

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.237       1.295     15,070,974
                                                                        2015   1.283       1.237     17,150,529
                                                                        2014   1.247       1.283     19,274,476
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.215       1.283     62,797,417
                                                                        2015   1.265       1.215     66,326,083
                                                                        2014   1.222       1.265     71,103,443
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.530       1.664             --
                                                                        2015   1.552       1.530             --
                                                                        2014   1.405       1.552             --
                                                                        2013   1.092       1.405         10,394
                                                                        2012   0.969       1.092         11,168
                                                                        2011   0.976       0.969         12,447
                                                                        2010   0.873       0.976         12,456
                                                                        2009   0.709       0.873         13,259
                                                                        2008   1.098       0.709         13,270
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.320       1.404      1,423,487
                                                                        2015   1.356       1.320      1,618,019
                                                                        2014   1.281       1.356      1,182,639
                                                                        2013   1.105       1.281        913,192
                                                                        2012   1.017       1.105        923,053
                                                                        2011   1.019       1.017        931,473
                                                                        2010   0.950       1.019      1,256,163
                                                                        2009   0.822       0.950      1,626,999
                                                                        2008   1.084       0.822        737,743
                                                                        2007   1.066       1.084        451,073
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   1.807       2.016             --
                                                                        2015   1.855       1.807             --
                                                                        2014   1.717       1.855             --
                                                                        2013   1.296       1.717             --
                                                                        2012   1.140       1.296             --
                                                                        2011   1.158       1.140             --
                                                                        2010   1.065       1.158             --
                                                                        2009   0.904       1.065             --
                                                                        2008   1.303       0.904             --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.308       1.513             --
                                                                        2015   1.334       1.308             --
                                                                        2014   1.370       1.334             --
                                                                        2013   1.104       1.370             --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.143       1.549             --
                                                                        2012   0.986       1.143         49,240
                                                                        2011   1.023       0.986        143,122
                                                                        2010   0.897       1.023        140,258
                                                                        2009   0.642       0.897        262,608
                                                                        2008   1.058       0.642        166,329
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.695       1.682             --
                                                                        2015   1.569       1.695             --
                                                                        2014   1.474       1.569         30,038
                                                                        2013   1.174       1.474         49,575
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.737       1.891             --
                                                                        2015   1.736       1.737             --
                                                                        2014   1.666       1.736         26,136
                                                                        2013   1.183       1.666         28,914
                                                                        2012   1.045       1.183             --
                                                                        2011   1.055       1.045             --
                                                                        2010   0.802       1.055             --
                                                                        2009   0.592       0.802         64,741
                                                                        2008   0.906       0.592         19,779

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.151       2.323           658
                                                                        2015   2.252       2.151           650
                                                                        2014   1.913       2.252           628
                                                                        2013   1.769       1.913           696
                                                                        2012   1.749       1.769           609
                                                                        2011   1.539       1.749           595
                                                                        2010   1.483       1.539         4,525
                                                                        2009   1.321       1.483         4,568
                                                                        2008   2.001       1.321         4,322
                                                                        2007   1.699       2.001         4,421
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.597       2.541            --
                                                                        2015   2.511       2.597            --
                                                                        2014   2.268       2.511            --
                                                                        2013   1.723       2.268            --
                                                                        2012   1.497       1.723            --
                                                                        2011   1.543       1.497            --
                                                                        2010   1.391       1.543            --
                                                                        2009   0.946       1.391            --
                                                                        2008   1.770       0.946            --
                                                                        2007   1.361       1.770            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.685       0.874            --
                                                                        2008   1.318       0.685            --
                                                                        2007   1.406       1.318            --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.800       0.800            --
                                                                        2011   0.966       0.800            --
                                                                        2010   0.882       0.966            --
                                                                        2009   0.880       0.882            --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.079       2.172            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.024       0.994            --
                                                                        2007   1.011       1.024        12,409
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.600       1.545            --
                                                                        2013   1.221       1.600        25,078
                                                                        2012   1.082       1.221        93,571
                                                                        2011   1.163       1.082       104,132
                                                                        2010   1.024       1.163        31,933
                                                                        2009   0.830       1.024        32,076
                                                                        2008   1.272       0.830        31,688
                                                                        2007   1.162       1.272        32,474
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.208       1.292            --
                                                                        2009   0.838       1.208        31,300
                                                                        2008   1.722       0.838       113,958
                                                                        2007   1.619       1.722       117,975
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.199       1.123            --
                                                                        2007   1.216       1.199        22,105
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.171       1.313            --
                                                                        2010   1.114       1.171        80,710
                                                                        2009   0.937       1.114        80,614
                                                                        2008   1.254       0.937        96,214
                                                                        2007   1.138       1.254       107,027
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.780       1.700            --
                                                                        2007   1.596       1.780       131,203
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.154       1.119            --
                                                                        2007   1.132       1.154        23,740
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.326       1.238            --
                                                                        2007   1.316       1.326        39,217
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.880       0.885            --
                                                                        2008   1.169       0.880        58,601
                                                                        2007   1.144       1.169        58,637
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.064       1.023            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.051       1.064        13,709
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.295       1.252            --
                                                                                2007   1.274       1.295         7,960
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.298       1.234            --
                                                                                2007   1.359       1.298        95,166
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.626       1.605            --
                                                                                2013   1.369       1.626            --
                                                                                2012   1.187       1.369            --
                                                                                2011   1.425       1.187            --
                                                                                2010   1.289       1.425            --
                                                                                2009   0.922       1.289            --
                                                                                2008   1.811       0.922            --
                                                                                2007   1.753       1.811         9,276
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.180       1.161        10,863
                                                                                2015   1.213       1.180         3,571
                                                                                2014   1.184       1.213         3,575
                                                                                2013   1.253       1.184         3,557
                                                                                2012   1.253       1.253         3,481
                                                                                2011   1.197       1.253         3,348
                                                                                2010   1.154       1.197         3,391
                                                                                2009   1.098       1.154         3,320
                                                                                2008   1.076       1.098         3,066
                                                                                2007   1.045       1.076         3,426
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.820       0.819            --
                                                                                2008   1.283       0.820        95,896
                                                                                2007   1.245       1.283        95,968
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.173       1.157            --
                                                                                2007   1.195       1.173        44,950
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.797       1.728            --
                                                                                2007   1.584       1.797       230,663
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.307       1.252            --
                                                                                2007   1.261       1.307            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.311       1.289            --
                                                                                2007   1.191       1.311         9,747
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.355       1.272            --
                                                                                2007   1.286       1.355            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.832       0.834            --
                                                                                2008   1.224       0.832        95,791
                                                                                2007   1.194       1.224        96,823
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030       1.032            --
                                                                                2007   1.008       1.030        11,738
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.188       1.034            --
                                                                                2007   1.150       1.188        13,107
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.979       2.250        10,135
                                                                                2015   2.073       1.979        10,119
                                                                                2014   2.020       2.073        10,137
                                                                                2013   1.536       2.020        85,605
                                                                                2012   1.388       1.536        93,463
                                                                                2011   1.518       1.388        93,486
                                                                                2010   1.267       1.518        98,744
                                                                                2009   1.004       1.267        98,952
                                                                                2008   1.551       1.004       110,117
                                                                                2007   1.547       1.551       110,055
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.192       1.190            --
                                                                                2007   1.162       1.192        55,803
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.930       0.960            --
                                                                                2009   0.596       0.930        21,562
                                                                                2008   1.139       0.596        21,987
                                                                                2007   1.025       1.139        22,402
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.521       1.413            --
                                                                                2007   1.245       1.521       109,870

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.248       1.221            --
                                                                                   2007   1.261       1.248        19,867
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.572       1.690            --
                                                                                   2015   1.668       1.572            --
                                                                                   2014   1.510       1.668            --
                                                                                   2013   1.154       1.510            --
                                                                                   2012   1.059       1.154            --
                                                                                   2011   1.077       1.059            --
                                                                                   2010   0.963       1.077            --
                                                                                   2009   0.739       0.963            --
                                                                                   2008   1.158       0.739            --
                                                                                   2007   1.103       1.158            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.157       1.097            --
                                                                                   2007   1.130       1.157         5,209
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.863       1.522       148,627
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.598       1.779       409,592
                                                                                   2015   1.706       1.598       441,178
                                                                                   2014   1.692       1.706       594,895
                                                                                   2013   1.585       1.692       675,789
                                                                                   2012   1.393       1.585       600,939
                                                                                   2011   1.394       1.393       663,705
                                                                                   2010   1.234       1.394       615,186
                                                                                   2009   0.862       1.234        20,339
                                                                                   2008   1.160       0.862        44,950
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.410       1.408            --
                                                                                   2013   1.209       1.410        88,711
                                                                                   2012   1.087       1.209        91,350
                                                                                   2011   1.133       1.087        85,597
                                                                                   2010   1.022       1.133        88,632
                                                                                   2009   0.855       1.022        91,938
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.520       1.509            --
                                                                                   2013   1.236       1.520        80,925
                                                                                   2012   1.095       1.236        83,592
                                                                                   2011   1.166       1.095        86,596
                                                                                   2010   1.034       1.166        89,663
                                                                                   2009   0.845       1.034        93,005
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.392       1.394            --
                                                                                   2013   1.248       1.392        43,664
                                                                                   2012   1.138       1.248        46,328
                                                                                   2011   1.167       1.138        49,327
                                                                                   2010   1.063       1.167        52,388
                                                                                   2009   0.904       1.063        55,722
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.564       1.708           991
                                                                                   2015   1.856       1.564         1,032
                                                                                   2014   2.027       1.856           860
                                                                                   2013   2.181       2.027           776
                                                                                   2012   1.876       2.181           669
                                                                                   2011   2.356       1.876           644
                                                                                   2010   1.946       2.356         3,834
                                                                                   2009   1.178       1.946         4,152
                                                                                   2008   2.705       1.178        78,317
                                                                                   2007   2.158       2.705        77,061
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2016   1.406       1.361        88,591
                                                                                   2015   1.466       1.406        95,636
                                                                                   2014   1.614       1.466       117,137
                                                                                   2013   1.386       1.614       124,428
                                                                                   2012   1.217       1.386       189,920
                                                                                   2011   1.396       1.217       207,976
                                                                                   2010   1.283       1.396       214,340
                                                                                   2009   0.999       1.283       214,349
                                                                                   2008   1.723       0.999       358,020
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.011       1.092            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.983       1.011       183,981
                                                                          2011   1.063       0.983       179,180
                                                                          2010   0.886       1.063       188,939
                                                                          2009   0.664       0.886       189,232
                                                                          2008   1.057       0.664       181,467
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   1.630       1.595        13,529
                                                                          2015   1.606       1.630        13,394
                                                                          2014   1.610       1.606        13,446
                                                                          2013   1.298       1.610        13,385
                                                                          2012   1.097       1.298        13,525
                                                                          2011   1.227       1.097        22,934
                                                                          2010   1.141       1.227        35,483
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.553       1.586            --
                                                                          2015   1.614       1.553       124,173
                                                                          2014   1.583       1.614       252,577
                                                                          2013   1.599       1.583       651,521
                                                                          2012   1.470       1.599       614,621
                                                                          2011   1.455       1.470       650,282
                                                                          2010   1.330       1.455       339,841
                                                                          2009   1.026       1.330       343,294
                                                                          2008   1.192       1.026        90,408
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.106       1.154            --
                                                                          2012   1.008       1.106         6,200
                                                                          2011   1.147       1.008        21,528
                                                                          2010   0.979       1.147        21,544
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.312       1.485       127,733
                                                                          2015   1.393       1.312       144,478
                                                                          2014   1.260       1.393       207,547
                                                                          2013   0.965       1.260       292,991
                                                                          2012   0.838       0.965       318,100
                                                                          2011   0.894       0.838       327,353
                                                                          2010   0.782       0.894       354,038
                                                                          2009   0.677       0.782       394,536
                                                                          2008   1.025       0.677       427,297
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.265       2.349            --
                                                                          2015   2.175       2.265            --
                                                                          2014   1.975       2.175            --
                                                                          2013   1.481       1.975            --
                                                                          2012   1.335       1.481            --
                                                                          2011   1.390       1.335            --
                                                                          2010   1.115       1.390            --
                                                                          2009   0.785       1.115            --
                                                                          2008   1.275       0.785            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.274       1.370            --
                                                                          2012   1.231       1.274        99,903
                                                                          2011   1.363       1.231        99,756
                                                                          2010   1.098       1.363       109,795
                                                                          2009   0.764       1.098       110,190
                                                                          2008   1.407       0.764       111,223
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.166       1.171        13,476
                                                                          2015   1.190       1.166        17,093
                                                                          2014   1.142       1.190        17,053
                                                                          2013   1.181       1.142       237,034
                                                                          2012   1.128       1.181       259,625
                                                                          2011   1.087       1.128       259,583
                                                                          2010   1.030       1.087       266,275
                                                                          2009   0.966       1.030       266,309
                                                                          2008   1.027       0.966        22,443
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.344       1.550        32,833
                                                                          2015   1.468       1.344        32,895
                                                                          2014   1.370       1.468        32,832
                                                                          2013   1.065       1.370        32,907
                                                                          2012   0.958       1.065        32,969
                                                                          2011   0.961       0.958        33,161
                                                                          2010   0.904       0.961        54,493
                                                                          2009   0.834       0.904        52,864
                                                                          2008   1.230       0.834        85,871

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.320       1.291        47,336
                                                                                 2015   1.352       1.320        47,336
                                                                                 2014   1.385       1.352        47,336
                                                                                 2013   1.419       1.385        47,336
                                                                                 2012   1.454       1.419        47,336
                                                                                 2011   1.489       1.454        47,336
                                                                                 2010   1.525       1.489         8,044
                                                                                 2009   1.558       1.525       103,470
                                                                                 2008   1.561       1.558       148,627
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.090       1.196            --
                                                                                 2012   0.967       1.090        12,948
                                                                                 2011   1.058       0.967        13,061
                                                                                 2010   0.948       1.058        29,557
                                                                                 2009   0.799       0.948        28,431
                                                                                 2008   1.238       0.799        40,075
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.771       1.818         1,611
                                                                                 2015   1.768       1.771         1,557
                                                                                 2014   1.633       1.768         1,725
                                                                                 2013   1.379       1.633        91,233
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.391       1.356       343,515
                                                                                 2015   1.289       1.391       347,917
                                                                                 2014   1.149       1.289       337,077
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.485       1.547        10,798
                                                                                 2015   1.487       1.485        10,798
                                                                                 2014   1.381       1.487        10,798
                                                                                 2013   1.176       1.381        10,798
                                                                                 2012   1.075       1.176        10,798
                                                                                 2011   1.062       1.075        10,798
                                                                                 2010   0.996       1.062        10,798
                                                                                 2009   0.872       0.996        10,798
                                                                                 2008   1.118       0.872        23,740
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.539       1.609       410,948
                                                                                 2015   1.544       1.539         1,163
                                                                                 2014   1.433       1.544         1,185
                                                                                 2013   1.100       1.433         1,224
                                                                                 2012   1.001       1.100         1,269
                                                                                 2011   1.071       1.001         1,301
                                                                                 2010   0.982       1.071         8,612
                                                                                 2009   0.764       0.982         8,341
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.236       1.280        52,750
                                                                                 2015   1.280       1.236        56,004
                                                                                 2014   1.253       1.280        59,206
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.231       1.288     1,334,869
                                                                                 2015   1.278       1.231     1,781,155
                                                                                 2014   1.242       1.278     1,872,295
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.209       1.277     2,732,726
                                                                                 2015   1.260       1.209     3,372,235
                                                                                 2014   1.218       1.260     3,869,212
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.522       1.655         7,273
                                                                                 2015   1.545       1.522         7,273
                                                                                 2014   1.399       1.545         7,273
                                                                                 2013   1.088       1.399        13,694
                                                                                 2012   0.966       1.088        13,584
                                                                                 2011   0.973       0.966        14,052
                                                                                 2010   0.871       0.973        14,062
                                                                                 2009   0.708       0.871        26,019
                                                                                 2008   1.096       0.708            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.313       1.396       203,706
                                                                                 2015   1.351       1.313       217,465
                                                                                 2014   1.277       1.351       213,548
                                                                                 2013   1.102       1.277       242,408
                                                                                 2012   1.014       1.102       247,308
                                                                                 2011   1.016       1.014       250,681
                                                                                 2010   0.948       1.016       199,582
                                                                                 2009   0.821       0.948       185,689
                                                                                 2008   1.083       0.821       112,301
                                                                                 2007   1.066       1.083        19,627

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   1.779       1.984        10,486
                                                                        2015   1.827       1.779        10,567
                                                                        2014   1.692       1.827        10,609
                                                                        2013   1.278       1.692        19,770
                                                                        2012   1.125       1.278         9,094
                                                                        2011   1.143       1.125         9,099
                                                                        2010   1.052       1.143         9,105
                                                                        2009   0.893       1.052         9,111
                                                                        2008   1.288       0.893         9,501
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.301       1.504       153,018
                                                                        2015   1.328       1.301       162,178
                                                                        2014   1.364       1.328       148,330
                                                                        2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.139       1.543        16,450
                                                                        2012   0.983       1.139         9,860
                                                                        2011   1.021       0.983        10,769
                                                                        2010   0.896       1.021        10,841
                                                                        2009   0.641       0.896        11,377
                                                                        2008   1.057       0.641        20,525
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.671       1.658         6,189
                                                                        2015   1.547       1.671         6,192
                                                                        2014   1.455       1.547         6,194
                                                                        2013   1.159       1.455         6,197
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.979       2.154        22,815
                                                                        2015   1.978       1.979        31,078
                                                                        2014   1.900       1.978        38,130
                                                                        2013   1.350       1.900        47,224
                                                                        2012   1.193       1.350        52,762
                                                                        2011   1.205       1.193        87,783
                                                                        2010   0.916       1.205       111,681
                                                                        2009   0.677       0.916        88,307
                                                                        2008   1.036       0.677       101,167





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   2.112       2.280       24,705
                                                                      2015   2.212       2.112       25,782
                                                                      2014   1.880       2.212       27,833
                                                                      2013   1.740       1.880       29,212
                                                                      2012   1.721       1.740       46,995
                                                                      2011   1.515       1.721       45,949
                                                                      2010   1.460       1.515       47,358
                                                                      2009   1.302       1.460       48,463
                                                                      2008   1.973       1.302       50,729
                                                                      2007   1.676       1.973       53,071
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2016   2.622       2.564       10,172
                                                                      2015   2.537       2.622       10,290
                                                                      2014   2.292       2.537       22,151
                                                                      2013   1.742       2.292       40,112
                                                                      2012   1.515       1.742       43,526
                                                                      2011   1.562       1.515       56,703
                                                                      2010   1.409       1.562       53,911
                                                                      2009   0.958       1.409       64,099
                                                                      2008   1.794       0.958       71,777
                                                                      2007   1.380       1.794       59,854
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.689       0.879           --
                                                                      2008   1.327       0.689       16,188
                                                                      2007   1.416       1.327       16,228

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.804       0.804            --
                                                                                2011   0.971       0.804            --
                                                                                2010   0.887       0.971        40,642
                                                                                2009   0.885       0.887        40,412
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................ 2007   1.877       1.961            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.023       0.992            --
                                                                                2007   1.010       1.023        10,584
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.618       1.562            --
                                                                                2013   1.235       1.618       170,806
                                                                                2012   1.095       1.235       258,634
                                                                                2011   1.178       1.095       321,823
                                                                                2010   1.038       1.178       244,149
                                                                                2009   0.841       1.038       278,498
                                                                                2008   1.291       0.841       305,509
                                                                                2007   1.179       1.291       365,608
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.219       1.304            --
                                                                                2009   0.846       1.219       152,341
                                                                                2008   1.740       0.846       150,388
                                                                                2007   1.637       1.740       145,237
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.214       1.137            --
                                                                                2007   1.232       1.214       274,094
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.160       1.301            --
                                                                                2010   1.104       1.160       116,027
                                                                                2009   0.929       1.104       115,332
                                                                                2008   1.245       0.929       146,574
                                                                                2007   1.130       1.245       187,569
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.752       1.673            --
                                                                                2007   1.572       1.752        93,592
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.143       1.109            --
                                                                                2007   1.122       1.143       553,267
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.345       1.256            --
                                                                                2007   1.336       1.345       500,185
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.878       0.883            --
                                                                                2008   1.167       0.878       226,791
                                                                                2007   1.142       1.167       338,103
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.015       0.976            --
                                                                                2007   1.002       1.015       247,750
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.290       1.247            --
                                                                                2007   1.270       1.290       306,678
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.287       1.224            --
                                                                                2007   1.349       1.287       905,184
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.570       1.550            --
                                                                                2013   1.323       1.570        85,125
                                                                                2012   1.148       1.323       116,697
                                                                                2011   1.378       1.148       138,830
                                                                                2010   1.247       1.378       142,768
                                                                                2009   0.892       1.247       188,562
                                                                                2008   1.755       0.892       221,353
                                                                                2007   1.699       1.755       237,812
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.136       1.117        88,978
                                                                                2015   1.168       1.136        84,014
                                                                                2014   1.141       1.168        86,749
                                                                                2013   1.208       1.141        89,334
                                                                                2012   1.208       1.208        98,329
                                                                                2011   1.155       1.208        82,228
                                                                                2010   1.115       1.155       148,779
                                                                                2009   1.061       1.115       201,343
                                                                                2008   1.040       1.061       272,847
                                                                                2007   1.010       1.040       273,232
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.818       0.817            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.281       0.818       998,219
                                                                                   2007   1.243       1.281     1,001,191
 Deutsche High Income Subaccount (Class B) (6/03)................................. 2008   1.153       1.137            --
                                                                                   2007   1.175       1.153       430,448
 Deutsche International Select Equity Subaccount (Class B) (7/03)................. 2008   1.770       1.702            --
                                                                                   2007   1.561       1.770       162,922
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)....................... 2008   1.310       1.255            --
                                                                                   2007   1.264       1.310       102,936
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.321       1.299            --
                                                                                   2007   1.201       1.321       225,597
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.327       1.245            --
                                                                                   2007   1.260       1.327        33,974
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.831       0.832            --
                                                                                   2008   1.222       0.831       184,410
                                                                                   2007   1.192       1.222       196,421
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.022       1.024            --
                                                                                   2007   1.001       1.022       128,495
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.171       1.019            --
                                                                                   2007   1.135       1.171       163,335
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   1.935       2.199        50,993
                                                                                   2015   2.028       1.935        55,650
                                                                                   2014   1.977       2.028        69,134
                                                                                   2013   1.504       1.977        87,504
                                                                                   2012   1.360       1.504       184,440
                                                                                   2011   1.488       1.360       220,659
                                                                                   2010   1.243       1.488       253,250
                                                                                   2009   0.985       1.243       327,477
                                                                                   2008   1.523       0.985       353,053
                                                                                   2007   1.520       1.523       478,881
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.143       1.141            --
                                                                                   2007   1.115       1.143       159,963
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.935       0.965            --
                                                                                   2009   0.599       0.935        57,210
                                                                                   2008   1.146       0.599        97,090
                                                                                   2007   1.032       1.146       106,738
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.508       1.400            --
                                                                                   2007   1.235       1.508        67,786
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.232       1.206            --
                                                                                   2007   1.246       1.232       441,331
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.587       1.705            --
                                                                                   2015   1.684       1.587            --
                                                                                   2014   1.526       1.684            --
                                                                                   2013   1.167       1.526            --
                                                                                   2012   1.071       1.167            --
                                                                                   2011   1.090       1.071            --
                                                                                   2010   0.975       1.090            --
                                                                                   2009   0.749       0.975            --
                                                                                   2008   1.173       0.749            --
                                                                                   2007   1.119       1.173            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.155       1.096            --
                                                                                   2007   1.129       1.155        75,420
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.760       1.437       209,223
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.564       1.740        43,222

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.671       1.564        51,033
                                                                              2014   1.658       1.671        67,652
                                                                              2013   1.554       1.658        93,734
                                                                              2012   1.366       1.554       178,587
                                                                              2011   1.368       1.366       185,633
                                                                              2010   1.211       1.368       224,167
                                                                              2009   0.846       1.211       286,130
                                                                              2008   1.139       0.846       336,706
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................... 2014   1.403       1.401            --
                                                                              2013   1.204       1.403       201,648
                                                                              2012   1.083       1.204       138,278
                                                                              2011   1.129       1.083       138,970
                                                                              2010   1.019       1.129       138,391
                                                                              2009   0.852       1.019       183,790
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)...................... 2014   1.513       1.502            --
                                                                              2013   1.231       1.513       897,096
                                                                              2012   1.090       1.231       898,449
                                                                              2011   1.163       1.090     1,028,152
                                                                              2010   1.032       1.163     1,024,213
                                                                              2009   0.843       1.032     1,023,415
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................... 2014   1.385       1.387            --
                                                                              2013   1.243       1.385       210,274
                                                                              2012   1.133       1.243       234,552
                                                                              2011   1.163       1.133       234,737
                                                                              2010   1.060       1.163       226,222
                                                                              2009   0.901       1.060       226,682
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.407       1.535        37,918
                                                                              2015   1.670       1.407        42,525
                                                                              2014   1.825       1.670        48,673
                                                                              2013   1.964       1.825        74,403
                                                                              2012   1.690       1.964        80,020
                                                                              2011   2.123       1.690        94,192
                                                                              2010   1.755       2.123       104,364
                                                                              2009   1.063       1.755       148,577
                                                                              2008   2.442       1.063       176,947
                                                                              2007   1.949       2.442       152,873
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2016   1.386       1.340         4,823
                                                                              2015   1.446       1.386         5,055
                                                                              2014   1.592       1.446         5,755
                                                                              2013   1.368       1.592        11,335
                                                                              2012   1.202       1.368        13,220
                                                                              2011   1.379       1.202        40,203
                                                                              2010   1.269       1.379        77,061
                                                                              2009   0.988       1.269        78,843
                                                                              2008   1.705       0.988        91,225
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.007       1.088            --
                                                                              2012   0.980       1.007       169,834
                                                                              2011   1.060       0.980       205,763
                                                                              2010   0.884       1.060       247,921
                                                                              2009   0.663       0.884       339,786
                                                                              2008   1.055       0.663       382,217
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2016   2.307       2.256        71,922
                                                                              2015   2.274       2.307        74,824
                                                                              2014   2.282       2.274        83,782
                                                                              2013   1.840       2.282        53,262
                                                                              2012   1.556       1.840        74,148
                                                                              2011   1.741       1.556        64,597
                                                                              2010   1.620       1.741        78,317
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2016   1.484       1.515            --
                                                                              2015   1.543       1.484        79,857
                                                                              2014   1.514       1.543        87,292
                                                                              2013   1.530       1.514        96,391
                                                                              2012   1.407       1.530       145,905
                                                                              2011   1.394       1.407       161,588
                                                                              2010   1.275       1.394       153,894
                                                                              2009   0.984       1.275       155,862
                                                                              2008   1.143       0.984       154,121

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST RCM Technology Subaccount (Class E) (5/10)........................ 2013   1.111       1.158            --
                                                                         2012   1.012       1.111        56,598
                                                                         2011   1.152       1.012        63,120
                                                                         2010   0.984       1.152        55,824
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   2.209       2.289           556
                                                                         2015   2.122       2.209           800
                                                                         2014   1.928       2.122           898
                                                                         2013   1.447       1.928           990
                                                                         2012   1.304       1.447         5,658
                                                                         2011   1.359       1.304        15,945
                                                                         2010   1.091       1.359        16,826
                                                                         2009   0.769       1.091        27,166
                                                                         2008   1.248       0.769        37,545
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.259       1.355            --
                                                                         2012   1.218       1.259        31,127
                                                                         2011   1.348       1.218        43,902
                                                                         2010   1.087       1.348        44,003
                                                                         2009   0.757       1.087        56,043
                                                                         2008   1.394       0.757        64,652
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2016   1.108       1.112        94,213
                                                                         2015   1.131       1.108       126,471
                                                                         2014   1.085       1.131       158,691
                                                                         2013   1.124       1.085       229,984
                                                                         2012   1.074       1.124       265,117
                                                                         2011   1.035       1.074       249,140
                                                                         2010   0.981       1.035       301,673
                                                                         2009   0.921       0.981       320,258
                                                                         2008   0.979       0.921       271,723
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.328       1.530       210,965
                                                                         2015   1.450       1.328       241,622
                                                                         2014   1.355       1.450       284,624
                                                                         2013   1.054       1.355       324,305
                                                                         2012   0.948       1.054       519,870
                                                                         2011   0.952       0.948       597,566
                                                                         2010   0.895       0.952       684,639
                                                                         2009   0.826       0.895       789,578
                                                                         2008   1.220       0.826       788,285
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)........ 2016   1.242       1.213        21,712
                                                                         2015   1.272       1.242        27,709
                                                                         2014   1.304       1.272        28,815
                                                                         2013   1.336       1.304        30,462
                                                                         2012   1.370       1.336       123,151
                                                                         2011   1.404       1.370       198,748
                                                                         2010   1.438       1.404       179,756
                                                                         2009   1.470       1.438       284,059
                                                                         2008   1.473       1.470       397,481
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.103       1.210            --
                                                                         2012   0.979       1.103       295,072
                                                                         2011   1.071       0.979       356,678
                                                                         2010   0.961       1.071       398,428
                                                                         2009   0.811       0.961       416,528
                                                                         2008   1.256       0.811       469,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2016   1.748       1.794        26,752
                                                                         2015   1.746       1.748        26,406
                                                                         2014   1.614       1.746        28,052
                                                                         2013   1.363       1.614        28,525
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2016   1.385       1.349       129,525
                                                                         2015   1.284       1.385       156,516
                                                                         2014   1.144       1.284       201,057
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)................ 2016   1.465       1.526       226,134

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.468       1.465       248,480
                                                                                 2014   1.364       1.468       267,380
                                                                                 2013   1.162       1.364       314,748
                                                                                 2012   1.062       1.162       354,903
                                                                                 2011   1.051       1.062       376,439
                                                                                 2010   0.985       1.051       410,438
                                                                                 2009   0.863       0.985       443,131
                                                                                 2008   1.107       0.863       468,150
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.528       1.596        71,782
                                                                                 2015   1.533       1.528        62,568
                                                                                 2014   1.423       1.533        65,343
                                                                                 2013   1.094       1.423        89,239
                                                                                 2012   0.995       1.094       153,620
                                                                                 2011   1.066       0.995       166,766
                                                                                 2010   0.978       1.066       202,971
                                                                                 2009   0.761       0.978       266,159
                                                                                 2008   1.242       0.761       276,606
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.230       1.273        60,237
                                                                                 2015   1.274       1.230        60,501
                                                                                 2014   1.248       1.274        61,630
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.225       1.281        89,543
                                                                                 2015   1.272       1.225        89,916
                                                                                 2014   1.237       1.272        90,605
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.203       1.270       971,241
                                                                                 2015   1.254       1.203       971,756
                                                                                 2014   1.213       1.254       971,524
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.514       1.646        19,116
                                                                                 2015   1.538       1.514        39,413
                                                                                 2014   1.393       1.538        48,165
                                                                                 2013   1.084       1.393        50,989
                                                                                 2012   0.963       1.084        54,064
                                                                                 2011   0.971       0.963        58,408
                                                                                 2010   0.869       0.971        71,127
                                                                                 2009   0.707       0.869        71,482
                                                                                 2008   1.095       0.707        67,252
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.307       1.389         9,844
                                                                                 2015   1.345       1.307        12,772
                                                                                 2014   1.272       1.345        13,942
                                                                                 2013   1.098       1.272        20,595
                                                                                 2012   1.011       1.098        38,884
                                                                                 2011   1.014       1.011        48,191
                                                                                 2010   0.946       1.014        79,834
                                                                                 2009   0.820       0.946       114,376
                                                                                 2008   1.082       0.820       147,981
                                                                                 2007   1.065       1.082       208,694
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   1.786       1.990       167,416
                                                                                 2015   1.835       1.786       211,429
                                                                                 2014   1.700       1.835       218,667
                                                                                 2013   1.285       1.700       244,987
                                                                                 2012   1.131       1.285       101,383
                                                                                 2011   1.150       1.131       116,055
                                                                                 2010   1.059       1.150       124,120
                                                                                 2009   0.900       1.059       177,018
                                                                                 2008   1.298       0.900       164,276
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.294       1.495        72,937
                                                                                 2015   1.321       1.294        82,084
                                                                                 2014   1.358       1.321        98,643
                                                                                 2013   1.095       1.358       114,695
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.135       1.537            --
                                                                                 2012   0.980       1.135       100,874
                                                                                 2011   1.018       0.980        68,698
                                                                                 2010   0.894       1.018        93,176
                                                                                 2009   0.640       0.894       101,352
                                                                                 2008   1.056       0.640        69,996
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)................. 2016   1.675       1.661        34,477

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.552       1.675        39,000
                                                                        2014   1.460       1.552        60,965
                                                                        2013   1.164       1.460        95,368
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.717       1.867        54,431
                                                                        2015   1.717       1.717        65,184
                                                                        2014   1.650       1.717        70,096
                                                                        2013   1.173       1.650        92,161
                                                                        2012   1.037       1.173       115,990
                                                                        2011   1.048       1.037       154,009
                                                                        2010   0.797       1.048       199,658
                                                                        2009   0.589       0.797       217,982
                                                                        2008   0.902       0.589       191,969





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.242       2.418            --
                                                                        2015   2.349       2.242            --
                                                                        2014   1.997       2.349            --
                                                                        2013   1.849       1.997            --
                                                                        2012   1.830       1.849            --
                                                                        2011   1.611       1.830            --
                                                                        2010   1.554       1.611            --
                                                                        2009   1.387       1.554            --
                                                                        2008   2.102       1.387            --
                                                                        2007   1.787       2.102            --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.873       2.808         7,304
                                                                        2015   2.781       2.873         7,438
                                                                        2014   2.514       2.781         7,579
                                                                        2013   1.912       2.514         7,712
                                                                        2012   1.663       1.912         7,832
                                                                        2011   1.716       1.663         7,971
                                                                        2010   1.548       1.716         8,121
                                                                        2009   1.054       1.548         8,261
                                                                        2008   1.974       1.054         8,386
                                                                        2007   1.520       1.974        11,439
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.864       1.101            --
                                                                        2008   1.664       0.864        13,755
                                                                        2007   1.777       1.664        14,333
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.006       1.006            --
                                                                        2011   1.216       1.006            --
                                                                        2010   1.111       1.216        12,354
                                                                        2009   1.108       1.111        13,025
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.585       2.700            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.022       0.991            --
                                                                        2007   1.010       1.022            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.780       1.719            --
                                                                        2013   1.360       1.780        40,037
                                                                        2012   1.207       1.360        44,063
                                                                        2011   1.299       1.207        49,039
                                                                        2010   1.145       1.299        48,710
                                                                        2009   0.928       1.145       166,023
                                                                        2008   1.425       0.928       167,101
                                                                        2007   1.302       1.425       182,690
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.527       1.633            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   1.060       1.527        3,650
                                                                                2008   2.181       1.060        3,653
                                                                                2007   2.054       2.181        3,656
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.351       0.813           --
                                                                                2007   1.371       1.351       23,579
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.328       1.489           --
                                                                                2010   1.264       1.328        4,404
                                                                                2009   1.064       1.264        4,790
                                                                                2008   1.427       1.064        5,252
                                                                                2007   1.296       1.427       18,747
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.060       1.966           --
                                                                                2007   1.849       2.060       34,251
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.216       1.179           --
                                                                                2007   1.194       1.216       26,388
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.570       1.466           --
                                                                                2007   1.561       1.570       29,732
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.876       0.881           --
                                                                                2008   1.165       0.876       16,767
                                                                                2007   1.141       1.165       17,958
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.019       0.980           --
                                                                                2007   1.007       1.019       93,158
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.514       1.463           --
                                                                                2007   1.490       1.514       19,322
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.481       1.408           --
                                                                                2007   1.553       1.481       66,427
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.826       1.802           --
                                                                                2013   1.539       1.826          462
                                                                                2012   1.336       1.539          463
                                                                                2011   1.605       1.336          465
                                                                                2010   1.453       1.605          466
                                                                                2009   1.040       1.453          468
                                                                                2008   2.046       1.040          470
                                                                                2007   1.982       2.046          471
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.130       1.111           --
                                                                                2015   1.163       1.130           --
                                                                                2014   1.136       1.163           --
                                                                                2013   1.204       1.136           --
                                                                                2012   1.204       1.204           --
                                                                                2011   1.152       1.204       25,297
                                                                                2010   1.112       1.152       25,297
                                                                                2009   1.059       1.112       36,544
                                                                                2008   1.039       1.059       35,981
                                                                                2007   1.009       1.039       39,674
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.816       0.815           --
                                                                                2008   1.278       0.816       72,727
                                                                                2007   1.242       1.278       39,748
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.264       1.246           --
                                                                                2007   1.289       1.264       70,397
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.130       2.048           --
                                                                                2007   1.880       2.130       48,554
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.437       1.376           --
                                                                                2007   1.388       1.437       46,545
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.514       1.488           --
                                                                                2007   1.377       1.514       94,679
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.489       1.398           --
                                                                                2007   1.415       1.489           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.829       0.830           --
                                                                                2008   1.220       0.829           --
                                                                                2007   1.191       1.220           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.003       1.005            --
                                                                                   2007   0.983       1.003       102,231
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.337       1.163            --
                                                                                   2007   1.295       1.337         6,750
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.505       2.845         8,072
                                                                                   2015   2.626       2.505         8,413
                                                                                   2014   2.562       2.626         8,453
                                                                                   2013   1.950       2.562         8,490
                                                                                   2012   1.764       1.950        11,931
                                                                                   2011   1.931       1.764        10,415
                                                                                   2010   1.614       1.931        10,977
                                                                                   2009   1.280       1.614        11,292
                                                                                   2008   1.979       1.280        11,665
                                                                                   2007   1.977       1.979        21,797
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.120       1.118            --
                                                                                   2007   1.093       1.120        55,024
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.070       1.104            --
                                                                                   2009   0.686       1.070         3,001
                                                                                   2008   1.314       0.686         3,700
                                                                                   2007   1.184       1.314        16,884
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.789       1.661            --
                                                                                   2007   1.466       1.789        89,762
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.436       1.405            --
                                                                                   2007   1.452       1.436        25,781
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.754       1.883         1,031
                                                                                   2015   1.862       1.754         1,097
                                                                                   2014   1.688       1.862         1,168
                                                                                   2013   1.291       1.688         1,234
                                                                                   2012   1.186       1.291         1,293
                                                                                   2011   1.208       1.186         1,362
                                                                                   2010   1.081       1.208         1,436
                                                                                   2009   0.831       1.081         1,505
                                                                                   2008   1.302       0.831         1,567
                                                                                   2007   1.242       1.302         1,688
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.154       1.094            --
                                                                                   2007   1.129       1.154        15,101
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.148       1.753        26,737
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.708       1.898       349,671
                                                                                   2015   1.825       1.708       603,262
                                                                                   2014   1.811       1.825       643,338
                                                                                   2013   1.699       1.811       716,523
                                                                                   2012   1.495       1.699       741,214
                                                                                   2011   1.497       1.495     1,308,085
                                                                                   2010   1.326       1.497     1,324,886
                                                                                   2009   0.927       1.326        68,890
                                                                                   2008   1.249       0.927        59,621
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.397       1.394            --
                                                                                   2013   1.199       1.397        40,205
                                                                                   2012   1.079       1.199        40,236
                                                                                   2011   1.126       1.079            --
                                                                                   2010   1.016       1.126            --
                                                                                   2009   0.850       1.016            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.506       1.494            --
                                                                                   2013   1.226       1.506        32,832
                                                                                   2012   1.086       1.226        32,861
                                                                                   2011   1.159       1.086        72,488
                                                                                   2010   1.029       1.159        72,563
                                                                                   2009   0.841       1.029        72,643
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.379       1.380            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.238       1.379            --
                                                                               2012   1.129       1.238        13,931
                                                                               2011   1.159       1.129        14,729
                                                                               2010   1.057       1.159        15,757
                                                                               2009   0.899       1.057        16,727
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.928       2.103           345
                                                                               2015   2.289       1.928           360
                                                                               2014   2.503       2.289           390
                                                                               2013   2.696       2.503           391
                                                                               2012   2.321       2.696           392
                                                                               2011   2.918       2.321           393
                                                                               2010   2.412       2.918           394
                                                                               2009   1.462       2.412           396
                                                                               2008   3.360       1.462           397
                                                                               2007   2.683       3.360           399
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.748       1.690         5,371
                                                                               2015   1.825       1.748        20,982
                                                                               2014   2.011       1.825        22,034
                                                                               2013   1.729       2.011        23,427
                                                                               2012   1.519       1.729        28,517
                                                                               2011   1.744       1.519        31,274
                                                                               2010   1.605       1.744        81,624
                                                                               2009   1.251       1.605       160,878
                                                                               2008   2.159       1.251       112,208
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.003       1.084            --
                                                                               2012   0.977       1.003       346,323
                                                                               2011   1.057       0.977       343,251
                                                                               2010   0.882       1.057       341,884
                                                                               2009   0.662       0.882       360,279
                                                                               2008   1.054       0.662       353,144
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   2.299       2.247           328
                                                                               2015   2.268       2.299           342
                                                                               2014   2.276       2.268           371
                                                                               2013   1.836       2.276            --
                                                                               2012   1.554       1.836         3,700
                                                                               2011   1.739       1.554         3,702
                                                                               2010   1.619       1.739         3,705
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.448       1.479            --
                                                                               2015   1.507       1.448       299,639
                                                                               2014   1.479       1.507       437,253
                                                                               2013   1.495       1.479       556,363
                                                                               2012   1.376       1.495       556,976
                                                                               2011   1.364       1.376       600,493
                                                                               2010   1.248       1.364       542,857
                                                                               2009   0.964       1.248       486,895
                                                                               2008   1.120       0.964        52,977
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.270       1.323            --
                                                                               2012   1.158       1.270         4,442
                                                                               2011   1.319       1.158         2,191
                                                                               2010   1.126       1.319         2,532
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.299       1.469       197,687
                                                                               2015   1.381       1.299       203,566
                                                                               2014   1.250       1.381       208,251
                                                                               2013   0.958       1.250       212,048
                                                                               2012   0.833       0.958       226,310
                                                                               2011   0.890       0.833       249,991
                                                                               2010   0.780       0.890       254,469
                                                                               2009   0.675       0.780       275,312
                                                                               2008   1.022       0.675       322,777
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.469       2.558            --
                                                                               2015   2.373       2.469            --
                                                                               2014   2.158       2.373            --
                                                                               2013   1.620       2.158            --
                                                                               2012   1.461       1.620            --
                                                                               2011   1.523       1.461            --
                                                                               2010   1.223       1.523            --
                                                                               2009   0.862       1.223            --
                                                                               2008   1.401       0.862            --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.491       1.603            --
                                                                                 2012   1.442       1.491        16,208
                                                                                 2011   1.598       1.442        14,714
                                                                                 2010   1.289       1.598        16,857
                                                                                 2009   0.898       1.289        89,226
                                                                                 2008   1.654       0.898        92,609
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.108       1.111         7,638
                                                                                 2015   1.132       1.108         8,538
                                                                                 2014   1.087       1.132         8,538
                                                                                 2013   1.125       1.087         8,538
                                                                                 2012   1.076       1.125         8,538
                                                                                 2011   1.038       1.076        34,124
                                                                                 2010   0.984       1.038        34,988
                                                                                 2009   0.924       0.984        85,816
                                                                                 2008   0.983       0.924        84,011
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.522       1.753        25,421
                                                                                 2015   1.663       1.522        26,865
                                                                                 2014   1.555       1.663        27,172
                                                                                 2013   1.210       1.555        27,347
                                                                                 2012   1.089       1.210        27,508
                                                                                 2011   1.094       1.089        25,174
                                                                                 2010   1.029       1.094        26,945
                                                                                 2009   0.950       1.029        67,329
                                                                                 2008   1.403       0.950        39,255
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.509       1.473        44,972
                                                                                 2015   1.547       1.509        79,039
                                                                                 2014   1.586       1.547        79,848
                                                                                 2013   1.626       1.586        80,127
                                                                                 2012   1.667       1.626        88,739
                                                                                 2011   1.710       1.667        92,316
                                                                                 2010   1.753       1.710       149,119
                                                                                 2009   1.793       1.753       159,455
                                                                                 2008   1.797       1.793       162,499
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.284       1.409            --
                                                                                 2012   1.140       1.284        14,070
                                                                                 2011   1.249       1.140        14,369
                                                                                 2010   1.120       1.249        14,841
                                                                                 2009   0.946       1.120        15,304
                                                                                 2008   1.465       0.946        15,791
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.066       2.119         4,736
                                                                                 2015   2.065       2.066        12,006
                                                                                 2014   1.910       2.065        13,270
                                                                                 2013   1.614       1.910        14,559
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.378       1.342        38,596
                                                                                 2015   1.278       1.378        64,616
                                                                                 2014   1.139       1.278        71,274
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.552       1.615            --
                                                                                 2015   1.555       1.552            --
                                                                                 2014   1.446       1.555            --
                                                                                 2013   1.233       1.446            --
                                                                                 2012   1.127       1.233         2,173
                                                                                 2011   1.116       1.127        26,381
                                                                                 2010   1.047       1.116        26,383
                                                                                 2009   0.917       1.047        26,385
                                                                                 2008   1.177       0.917        26,386
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.785       1.864        80,089
                                                                                 2015   1.792       1.785         6,897
                                                                                 2014   1.665       1.792         7,131
                                                                                 2013   1.280       1.665         7,189
                                                                                 2012   1.165       1.280         7,244
                                                                                 2011   1.248       1.165         7,307
                                                                                 2010   1.145       1.248         7,375
                                                                                 2009   0.892       1.145        19,202
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.224       1.266        29,616
                                                                                 2015   1.268       1.224        23,314
                                                                                 2014   1.243       1.268        88,975

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.220       1.274      2,259,148
                                                                        2015   1.266       1.220      2,355,557
                                                                        2014   1.232       1.266      2,729,385
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.197       1.263      9,209,573
                                                                        2015   1.249       1.197      9,579,342
                                                                        2014   1.208       1.249     10,220,092
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.506       1.636        146,295
                                                                        2015   1.531       1.506        154,641
                                                                        2014   1.388       1.531        180,569
                                                                        2013   1.080       1.388        183,943
                                                                        2012   0.960       1.080        243,263
                                                                        2011   0.968       0.960        264,789
                                                                        2010   0.867       0.968        258,672
                                                                        2009   0.706       0.867        242,469
                                                                        2008   1.093       0.706         17,215
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.301       1.382        106,501
                                                                        2015   1.339       1.301        113,123
                                                                        2014   1.267       1.339        140,256
                                                                        2013   1.094       1.267        147,793
                                                                        2012   1.008       1.094        163,493
                                                                        2011   1.012       1.008         53,880
                                                                        2010   0.945       1.012         58,722
                                                                        2009   0.819       0.945        111,198
                                                                        2008   1.081       0.819         51,801
                                                                        2007   1.065       1.081        101,165
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   2.039       2.271          7,840
                                                                        2015   2.096       2.039         17,816
                                                                        2014   1.943       2.096         19,416
                                                                        2013   1.468       1.943         21,186
                                                                        2012   1.294       1.468         24,760
                                                                        2011   1.316       1.294         51,358
                                                                        2010   1.213       1.316         54,171
                                                                        2009   1.030       1.213         81,744
                                                                        2008   1.487       1.030         69,476
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.288       1.487        297,637
                                                                        2015   1.315       1.288        332,933
                                                                        2014   1.352       1.315        349,151
                                                                        2013   1.091       1.352        350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.131       1.531          1,107
                                                                        2012   0.978       1.131          5,149
                                                                        2011   1.016       0.978          5,242
                                                                        2010   0.892       1.016          5,556
                                                                        2009   0.640       0.892         79,085
                                                                        2008   1.055       0.640         42,962
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.912       1.895          8,837
                                                                        2015   1.772       1.912          8,921
                                                                        2014   1.668       1.772          9,011
                                                                        2013   1.330       1.668          9,095
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.209       2.402         17,192
                                                                        2015   2.211       2.209         17,320
                                                                        2014   2.125       2.211         30,547
                                                                        2013   1.511       2.125         32,028
                                                                        2012   1.337       1.511         36,551
                                                                        2011   1.351       1.337         47,638
                                                                        2010   1.029       1.351         50,562
                                                                        2009   0.761       1.029         52,869
                                                                        2008   1.165       0.761         55,846

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   1.694       1.826            --
                                                                        2015   1.776       1.694            --
                                                                        2014   1.511       1.776         6,661
                                                                        2013   1.399       1.511        10,879
                                                                        2012   1.386       1.399        11,273
                                                                        2011   1.221       1.386        12,217
                                                                        2010   1.178       1.221        16,983
                                                                        2009   1.051       1.178        16,469
                                                                        2008   1.594       1.051        14,375
                                                                        2007   1.356       1.594        15,101
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.483       2.426           218
                                                                        2015   2.405       2.483           220
                                                                        2014   2.175       2.405           222
                                                                        2013   1.655       2.175         1,950
                                                                        2012   1.440       1.655         4,762
                                                                        2011   1.487       1.440         2,806
                                                                        2010   1.342       1.487         2,863
                                                                        2009   0.914       1.342         2,830
                                                                        2008   1.713       0.914         3,233
                                                                        2007   1.319       1.713         3,007
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.600       0.765            --
                                                                        2008   1.157       0.600           428
                                                                        2007   1.236       1.157           430
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.698       0.698            --
                                                                        2011   0.844       0.698            --
                                                                        2010   0.772       0.844           381
                                                                        2009   0.770       0.772           426
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.570       1.640            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.020       0.989            --
                                                                        2007   1.009       1.020            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.530       1.476            --
                                                                        2013   1.169       1.530         5,165
                                                                        2012   1.038       1.169        14,312
                                                                        2011   1.118       1.038        14,284
                                                                        2010   0.985       1.118         8,957
                                                                        2009   0.799       0.985         8,939
                                                                        2008   1.228       0.799         8,663
                                                                        2007   1.123       1.228         9,470
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   0.998       1.067            --
                                                                        2009   0.693       0.998         1,277
                                                                        2008   1.427       0.693         1,283
                                                                        2007   1.344       1.427         1,288
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.124       1.052            --
                                                                        2007   1.142       1.124        19,638
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.135       1.272            --
                                                                        2010   1.082       1.135         5,484
                                                                        2009   0.911       1.082         5,509
                                                                        2008   1.222       0.911         5,534
                                                                        2007   1.110       1.222        25,133
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.540       1.469            --
                                                                        2007   1.382       1.540            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.103       1.069            --
                                                                        2007   1.084       1.103            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.210       1.130            --
                                                                        2007   1.204       1.210        12,453
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.826       0.830            --
                                                                        2008   1.099       0.826       281,348
                                                                        2007   1.077       1.099       348,741
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.008       0.969            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   0.996       1.008            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.192       1.152            --
                                                                                2007   1.174       1.192           908
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.138       1.082            --
                                                                                2007   1.194       1.138        50,109
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.370       1.352            --
                                                                                2013   1.155       1.370        10,716
                                                                                2012   1.003       1.155        10,724
                                                                                2011   1.206       1.003        11,046
                                                                                2010   1.092       1.206        11,103
                                                                                2009   0.782       1.092        11,156
                                                                                2008   1.540       0.782        11,169
                                                                                2007   1.493       1.540        35,624
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.119       1.099           282
                                                                                2015   1.152       1.119           285
                                                                                2014   1.126       1.152           288
                                                                                2013   1.194       1.126         2,527
                                                                                2012   1.195       1.194         2,530
                                                                                2011   1.144       1.195            --
                                                                                2010   1.105       1.144            --
                                                                                2009   1.052       1.105            --
                                                                                2008   1.033       1.052            --
                                                                                2007   1.004       1.033            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.747       0.746            --
                                                                                2008   1.171       0.747        86,972
                                                                                2007   1.138       1.171       187,170
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.048       1.033            --
                                                                                2007   1.070       1.048        17,847
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.545       1.485            --
                                                                                2007   1.364       1.545        20,576
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.193       1.142            --
                                                                                2007   1.152       1.193         4,054
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.213       1.192            --
                                                                                2007   1.104       1.213            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.257       1.180            --
                                                                                2007   1.195       1.257            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.770       0.771            --
                                                                                2008   1.135       0.770       179,885
                                                                                2007   1.108       1.135       127,323
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.036       1.038            --
                                                                                2007   1.016       1.036       311,636
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.093       0.950            --
                                                                                2007   1.060       1.093         4,235
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.647       1.870            --
                                                                                2015   1.728       1.647            --
                                                                                2014   1.686       1.728         6,894
                                                                                2013   1.284       1.686        10,449
                                                                                2012   1.162       1.284        12,528
                                                                                2011   1.273       1.162        13,145
                                                                                2010   1.064       1.273        16,700
                                                                                2009   0.845       1.064        17,132
                                                                                2008   1.306       0.845        16,976
                                                                                2007   1.305       1.306        16,847
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.070       1.068            --
                                                                                2007   1.045       1.070            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.928       0.957            --
                                                                                2009   0.595       0.928         7,100
                                                                                2008   1.141       0.595         7,107
                                                                                2007   1.028       1.141         7,112
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.374       1.275            --
                                                                                2007   1.127       1.374            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.109       1.085            --
                                                                                   2007   1.122       1.109        18,962
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.527       1.638            --
                                                                                   2015   1.621       1.527            --
                                                                                   2014   1.470       1.621            --
                                                                                   2013   1.126       1.470            --
                                                                                   2012   1.034       1.126            --
                                                                                   2011   1.054       1.034            --
                                                                                   2010   0.944       1.054            --
                                                                                   2009   0.725       0.944            --
                                                                                   2008   1.138       0.725            --
                                                                                   2007   1.086       1.138            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.153       1.093            --
                                                                                   2007   1.128       1.153            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.513       1.234            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.411       1.568       218,752
                                                                                   2015   1.509       1.411       193,260
                                                                                   2014   1.498       1.509       203,141
                                                                                   2013   1.406       1.498       213,808
                                                                                   2012   1.238       1.406       216,104
                                                                                   2011   1.240       1.238       212,408
                                                                                   2010   1.099       1.240       224,182
                                                                                   2009   0.769       1.099        13,468
                                                                                   2008   1.036       0.769        15,200
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.295       1.292            --
                                                                                   2013   1.113       1.295            --
                                                                                   2012   1.002       1.113        10,210
                                                                                   2011   1.046       1.002        10,247
                                                                                   2010   0.944       1.046        10,288
                                                                                   2009   0.791       0.944        73,426
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.375       1.364            --
                                                                                   2013   1.120       1.375        53,702
                                                                                   2012   0.993       1.120        53,765
                                                                                   2011   1.060       0.993        82,538
                                                                                   2010   0.941       1.060        82,661
                                                                                   2009   0.770       0.941        82,793
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.297       1.298            --
                                                                                   2013   1.164       1.297       122,589
                                                                                   2012   1.063       1.164       122,687
                                                                                   2011   1.092       1.063       122,793
                                                                                   2010   0.996       1.092       122,907
                                                                                   2009   0.848       0.996       176,521
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.166       1.271           215
                                                                                   2015   1.385       1.166           217
                                                                                   2014   1.515       1.385         8,128
                                                                                   2013   1.633       1.515        12,615
                                                                                   2012   1.407       1.633        12,166
                                                                                   2011   1.769       1.407        11,040
                                                                                   2010   1.463       1.769        12,412
                                                                                   2009   0.887       1.463        13,190
                                                                                   2008   2.040       0.887        15,794
                                                                                   2007   1.629       2.040        12,050
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)............. 2016   1.192       1.152           304
                                                                                   2015   1.245       1.192           307
                                                                                   2014   1.373       1.245           310
                                                                                   2013   1.181       1.373         2,721
                                                                                   2012   1.038       1.181         2,725
                                                                                   2011   1.193       1.038            --
                                                                                   2010   1.098       1.193           629
                                                                                   2009   0.856       1.098           649
                                                                                   2008   1.478       0.856           668
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.999       1.079            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   0.974       0.999        15,998
                                                                         2011   1.054       0.974        15,163
                                                                         2010   0.880       1.054        19,059
                                                                         2009   0.660       0.880        19,383
                                                                         2008   1.052       0.660        19,175
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2016   1.521       1.487         9,760
                                                                         2015   1.502       1.521         9,765
                                                                         2014   1.508       1.502         9,771
                                                                         2013   1.217       1.508            --
                                                                         2012   1.030       1.217            --
                                                                         2011   1.154       1.030           991
                                                                         2010   1.074       1.154         1,142
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).............. 2016   1.378       1.406            --
                                                                         2015   1.434       1.378       528,670
                                                                         2014   1.409       1.434       535,552
                                                                         2013   1.425       1.409       524,702
                                                                         2012   1.312       1.425       530,170
                                                                         2011   1.300       1.312       538,862
                                                                         2010   1.191       1.300       551,548
                                                                         2009   0.920       1.191       551,501
                                                                         2008   1.070       0.920            --
 MIST RCM Technology Subaccount (Class E) (5/10)........................ 2013   1.099       1.146            --
                                                                         2012   1.003       1.099         7,080
                                                                         2011   1.143       1.003         7,086
                                                                         2010   0.977       1.143         7,093
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   2.076       2.150           383
                                                                         2015   1.997       2.076           387
                                                                         2014   1.816       1.997           391
                                                                         2013   1.364       1.816         3,433
                                                                         2012   1.231       1.364         3,437
                                                                         2011   1.284       1.231            --
                                                                         2010   1.032       1.284            --
                                                                         2009   0.727       1.032            --
                                                                         2008   1.182       0.727            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.142       1.228            --
                                                                         2012   1.105       1.142            --
                                                                         2011   1.225       1.105            --
                                                                         2010   0.988       1.225            --
                                                                         2009   0.689       0.988            --
                                                                         2008   1.270       0.689            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2016   1.091       1.094            --
                                                                         2015   1.116       1.091            --
                                                                         2014   1.071       1.116            --
                                                                         2013   1.110       1.071            --
                                                                         2012   1.062       1.110            --
                                                                         2011   1.025       1.062            --
                                                                         2010   0.973       1.025            --
                                                                         2009   0.914       0.973            --
                                                                         2008   0.972       0.914            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.165       1.341        12,384
                                                                         2015   1.273       1.165        12,391
                                                                         2014   1.191       1.273        12,399
                                                                         2013   0.927       1.191        12,406
                                                                         2012   0.835       0.927        19,227
                                                                         2011   0.839       0.835        19,174
                                                                         2010   0.790       0.839        19,126
                                                                         2009   0.730       0.790        18,675
                                                                         2008   1.078       0.730        18,023
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)........ 2016   1.058       1.032            --
                                                                         2015   1.085       1.058            --
                                                                         2014   1.113       1.085            --
                                                                         2013   1.142       1.113        33,487
                                                                         2012   1.171       1.142            --
                                                                         2011   1.201       1.171           196
                                                                         2010   1.232       1.201            --
                                                                         2009   1.261       1.232            --
                                                                         2008   1.264       1.261       312,278

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   0.987       1.083            --
                                                                                 2012   0.877       0.987        11,954
                                                                                 2011   0.961       0.877        12,307
                                                                                 2010   0.863       0.961        12,370
                                                                                 2009   0.729       0.863        12,428
                                                                                 2008   1.129       0.729        12,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.580       1.620            --
                                                                                 2015   1.580       1.580            --
                                                                                 2014   1.462       1.580            --
                                                                                 2013   1.236       1.462            --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.371       1.335         6,654
                                                                                 2015   1.272       1.371         6,658
                                                                                 2014   1.135       1.272         6,662
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.402       1.459            --
                                                                                 2015   1.406       1.402            --
                                                                                 2014   1.308       1.406            --
                                                                                 2013   1.116       1.308            --
                                                                                 2012   1.021       1.116            --
                                                                                 2011   1.011       1.021            --
                                                                                 2010   0.949       1.011            --
                                                                                 2009   0.832       0.949            --
                                                                                 2008   1.068       0.832            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.400       1.461            --
                                                                                 2015   1.406       1.400            --
                                                                                 2014   1.307       1.406            --
                                                                                 2013   1.005       1.307            --
                                                                                 2012   0.916       1.005            --
                                                                                 2011   0.981       0.916           699
                                                                                 2010   0.901       0.981           805
                                                                                 2009   0.702       0.901           900
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.218       1.260       124,644
                                                                                 2015   1.263       1.218       124,708
                                                                                 2014   1.238       1.263       124,773
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.214       1.267     3,754,936
                                                                                 2015   1.261       1.214     4,215,413
                                                                                 2014   1.227       1.261     4,935,159
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.192       1.256     5,434,537
                                                                                 2015   1.244       1.192     5,502,649
                                                                                 2014   1.203       1.244     5,624,745
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.499       1.627            --
                                                                                 2015   1.523       1.499            --
                                                                                 2014   1.382       1.523            --
                                                                                 2013   1.076       1.382            --
                                                                                 2012   0.957       1.076            --
                                                                                 2011   0.965       0.957            --
                                                                                 2010   0.865       0.965            --
                                                                                 2009   0.705       0.865            --
                                                                                 2008   1.092       0.705            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.294       1.374       124,036
                                                                                 2015   1.333       1.294        70,669
                                                                                 2014   1.262       1.333        70,874
                                                                                 2013   1.091       1.262        71,081
                                                                                 2012   1.005       1.091        71,309
                                                                                 2011   1.009       1.005        71,568
                                                                                 2010   0.943       1.009        71,814
                                                                                 2009   0.818       0.943        72,053
                                                                                 2008   1.080       0.818        72,950
                                                                                 2007   1.064       1.080            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   1.627       1.811           470
                                                                                 2015   1.673       1.627           474
                                                                                 2014   1.551       1.673           479
                                                                                 2013   1.173       1.551         4,205
                                                                                 2012   1.034       1.173         4,210
                                                                                 2011   1.052       1.034            --
                                                                                 2010   0.970       1.052            --
                                                                                 2009   0.825       0.970            --
                                                                                 2008   1.191       0.825            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.281       1.478           --
                                                                        2015   1.309       1.281           --
                                                                        2014   1.347       1.309        9,017
                                                                        2013   1.087       1.347       12,934
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.128       1.525           --
                                                                        2012   0.975       1.128        4,123
                                                                        2011   1.014       0.975        4,145
                                                                        2010   0.891       1.014        4,175
                                                                        2009   0.639       0.891        4,297
                                                                        2008   1.054       0.639        4,531
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.653       1.638        7,063
                                                                        2015   1.533       1.653        7,067
                                                                        2014   1.444       1.533        7,071
                                                                        2013   1.152       1.444        7,075
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.799       1.955           --
                                                                        2015   1.801       1.799           --
                                                                        2014   1.733       1.801           --
                                                                        2013   1.233       1.733           --
                                                                        2012   1.091       1.233        3,877
                                                                        2011   1.103       1.091        3,963
                                                                        2010   0.840       1.103        4,071
                                                                        2009   0.622       0.840        4,458
                                                                        2008   0.952       0.622        4,601





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.102       2.266           --
                                                                        2015   2.205       2.102        5,075
                                                                        2014   1.877       2.205        4,944
                                                                        2013   1.739       1.877        9,267
                                                                        2012   1.723       1.739       10,567
                                                                        2011   1.519       1.723        9,795
                                                                        2010   1.466       1.519       11,535
                                                                        2009   1.310       1.466       11,528
                                                                        2008   1.987       1.310       10,031
                                                                        2007   1.691       1.987       10,054
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.538       2.478           --
                                                                        2015   2.459       2.538           --
                                                                        2014   2.225       2.459           --
                                                                        2013   1.694       2.225           --
                                                                        2012   1.475       1.694           --
                                                                        2011   1.523       1.475           --
                                                                        2010   1.376       1.523           --
                                                                        2009   0.937       1.376           --
                                                                        2008   1.757       0.937           --
                                                                        2007   1.354       1.757           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.679       0.864           --
                                                                        2008   1.309       0.679           --
                                                                        2007   1.399       1.309           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.788       0.788           --
                                                                        2011   0.954       0.788           --
                                                                        2010   0.872       0.954           --
                                                                        2009   0.870       0.872           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.068       2.160           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.019       0.988           --
                                                                        2007   1.008       1.019           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.569       1.514           --
                                                                                2013   1.200       1.569       15,109
                                                                                2012   1.066       1.200       20,564
                                                                                2011   1.148       1.066       21,054
                                                                                2010   1.013       1.148           --
                                                                                2009   0.822       1.013           --
                                                                                2008   1.263       0.822           --
                                                                                2007   1.156       1.263           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.194       1.277           --
                                                                                2009   0.830       1.194           --
                                                                                2008   1.710       0.830           --
                                                                                2007   1.611       1.710           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.191       0.716           --
                                                                                2007   1.210       1.191           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.156       1.295           --
                                                                                2010   1.102       1.156       19,986
                                                                                2009   0.928       1.102       20,660
                                                                                2008   1.246       0.928       19,294
                                                                                2007   1.133       1.246       21,342
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.768       1.687           --
                                                                                2007   1.588       1.768           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.146       1.111           --
                                                                                2007   1.126       1.146           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.316       1.229           --
                                                                                2007   1.310       1.316           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.872       0.877           --
                                                                                2008   1.161       0.872           --
                                                                                2007   1.138       1.161           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.056       1.016           --
                                                                                2007   1.045       1.056           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.286       1.242           --
                                                                                2007   1.268       1.286           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.289       1.225           --
                                                                                2007   1.352       1.289           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.595       1.574           --
                                                                                2013   1.346       1.595       11,200
                                                                                2012   1.169       1.346       13,944
                                                                                2011   1.407       1.169       14,443
                                                                                2010   1.275       1.407       12,554
                                                                                2009   0.913       1.275       13,507
                                                                                2008   1.799       0.913       14,385
                                                                                2007   1.744       1.799       11,173
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.153       1.132           --
                                                                                2015   1.187       1.153           --
                                                                                2014   1.161       1.187           --
                                                                                2013   1.232       1.161           --
                                                                                2012   1.234       1.232           --
                                                                                2011   1.182       1.234           --
                                                                                2010   1.142       1.182           --
                                                                                2009   1.088       1.142           --
                                                                                2008   1.068       1.088           --
                                                                                2007   1.039       1.068           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.812       0.812           --
                                                                                2008   1.274       0.812           --
                                                                                2007   1.239       1.274           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.165       1.148           --
                                                                                2007   1.189       1.165           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.784       1.715           --
                                                                                2007   1.576       1.784           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.298       1.242           --
                                                                                2007   1.254       1.298           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.302       1.279            --
                                                                                   2007   1.185       1.302            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.345       1.262            --
                                                                                   2007   1.279       1.345            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.825       0.826            --
                                                                                   2008   1.216       0.825            --
                                                                                   2007   1.188       1.216            --
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.023       1.024            --
                                                                                   2007   1.003       1.023            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.179       1.026            --
                                                                                   2007   1.144       1.179        11,724
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   1.933       2.194            --
                                                                                   2015   2.029       1.933         3,697
                                                                                   2014   1.982       2.029         3,672
                                                                                   2013   1.510       1.982         5,964
                                                                                   2012   1.367       1.510         8,290
                                                                                   2011   1.498       1.367         8,286
                                                                                   2010   1.253       1.498         7,803
                                                                                   2009   0.995       1.253         9,175
                                                                                   2008   1.540       0.995         9,242
                                                                                   2007   1.540       1.540         8,654
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.183       1.181            --
                                                                                   2007   1.156       1.183        22,361
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.920       0.948            --
                                                                                   2009   0.590       0.920            --
                                                                                   2008   1.131       0.590            --
                                                                                   2007   1.020       1.131            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.510       1.402            --
                                                                                   2007   1.239       1.510            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.239       1.212            --
                                                                                   2007   1.254       1.239            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.537       1.648            --
                                                                                   2015   1.633       1.537            --
                                                                                   2014   1.481       1.633            --
                                                                                   2013   1.135       1.481            --
                                                                                   2012   1.043       1.135            --
                                                                                   2011   1.063       1.043            --
                                                                                   2010   0.953       1.063            --
                                                                                   2009   0.733       0.953            --
                                                                                   2008   1.150       0.733            --
                                                                                   2007   1.098       1.150            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.151       1.092            --
                                                                                   2007   1.127       1.151            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.854       1.511            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.562       1.735         2,695
                                                                                   2015   1.671       1.562         2,737
                                                                                   2014   1.660       1.671         2,717
                                                                                   2013   1.558       1.660       174,891
                                                                                   2012   1.372       1.558       174,828
                                                                                   2011   1.376       1.372       180,409
                                                                                   2010   1.220       1.376       180,443
                                                                                   2009   0.854       1.220            --
                                                                                   2008   1.151       0.854            --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.384       1.380            --
                                                                                   2013   1.189       1.384            --
                                                                                   2012   1.072       1.189            --
                                                                                   2011   1.119       1.072            --
                                                                                   2010   1.011       1.119            --
                                                                                   2009   0.846       1.011            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.492       1.480            --
                                                                               2013   1.216       1.492            --
                                                                               2012   1.078       1.216            --
                                                                               2011   1.151       1.078            --
                                                                               2010   1.023       1.151            --
                                                                               2009   0.837       1.023            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.366       1.367            --
                                                                               2013   1.227       1.366            --
                                                                               2012   1.121       1.227            --
                                                                               2011   1.152       1.121            --
                                                                               2010   1.052       1.152            --
                                                                               2009   0.895       1.052            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.529       1.666            --
                                                                               2015   1.817       1.529         4,676
                                                                               2014   1.989       1.817         4,017
                                                                               2013   2.144       1.989         5,814
                                                                               2012   1.848       2.144         5,866
                                                                               2011   2.325       1.848         6,014
                                                                               2010   1.925       2.325         5,094
                                                                               2009   1.168       1.925         5,999
                                                                               2008   2.686       1.168         7,308
                                                                               2007   2.146       2.686         5,160
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2016   1.374       1.327            --
                                                                               2015   1.435       1.374            --
                                                                               2014   1.583       1.435            --
                                                                               2013   1.363       1.583            --
                                                                               2012   1.198       1.363            --
                                                                               2011   1.378       1.198            --
                                                                               2010   1.269       1.378            --
                                                                               2009   0.990       1.269            --
                                                                               2008   1.710       0.990            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.995       1.075            --
                                                                               2012   0.970       0.995        19,651
                                                                               2011   1.051       0.970        19,608
                                                                               2010   0.878       1.051        19,525
                                                                               2009   0.659       0.878        19,730
                                                                               2008   1.051       0.659         3,480
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2016   1.816       1.773            --
                                                                               2015   1.793       1.816         5,938
                                                                               2014   1.801       1.793         6,066
                                                                               2013   1.454       1.801            --
                                                                               2012   1.232       1.454            --
                                                                               2011   1.381       1.232            --
                                                                               2010   1.286       1.381            --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2016   1.518       1.549            --
                                                                               2015   1.581       1.518        27,115
                                                                               2014   1.553       1.581        26,761
                                                                               2013   1.572       1.553        32,423
                                                                               2012   1.448       1.572        33,476
                                                                               2011   1.436       1.448        39,121
                                                                               2010   1.316       1.436        40,525
                                                                               2009   1.017       1.316        47,822
                                                                               2008   1.183       1.017        16,731
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.088       1.133            --
                                                                               2012   0.993       1.088            --
                                                                               2011   1.132       0.993            --
                                                                               2010   0.967       1.132            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2016   1.286       1.453        12,717
                                                                               2015   1.369       1.286        15,383
                                                                               2014   1.241       1.369        52,712
                                                                               2013   0.952       1.241        56,318
                                                                               2012   0.828       0.952        60,296
                                                                               2011   0.886       0.828        78,815
                                                                               2010   0.777       0.886        98,533
                                                                               2009   0.673       0.777       105,845
                                                                               2008   1.020       0.673       119,260
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2016   2.213       2.290            --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.129       2.213           --
                                                                                 2014   1.938       2.129           --
                                                                                 2013   1.456       1.938           --
                                                                                 2012   1.315       1.456           --
                                                                                 2011   1.372       1.315           --
                                                                                 2010   1.103       1.372           --
                                                                                 2009   0.778       1.103           --
                                                                                 2008   1.265       0.778           --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)......................... 2013   1.252       1.346           --
                                                                                 2012   1.213       1.252           --
                                                                                 2011   1.345       1.213           --
                                                                                 2010   1.085       1.345           --
                                                                                 2009   0.757       1.085           --
                                                                                 2008   1.396       0.757           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.140       1.142           --
                                                                                 2015   1.166       1.140           --
                                                                                 2014   1.120       1.166           --
                                                                                 2013   1.161       1.120           --
                                                                                 2012   1.111       1.161           --
                                                                                 2011   1.073       1.111           --
                                                                                 2010   1.019       1.073           --
                                                                                 2009   0.958       1.019           --
                                                                                 2008   1.019       0.958           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.314       1.511           --
                                                                                 2015   1.437       1.314           --
                                                                                 2014   1.344       1.437           --
                                                                                 2013   1.047       1.344           --
                                                                                 2012   0.943       1.047           --
                                                                                 2011   0.949       0.943           --
                                                                                 2010   0.894       0.949           --
                                                                                 2009   0.826       0.894           --
                                                                                 2008   1.221       0.826           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.290       1.259           --
                                                                                 2015   1.324       1.290           --
                                                                                 2014   1.359       1.324           --
                                                                                 2013   1.395       1.359           --
                                                                                 2012   1.432       1.395           --
                                                                                 2011   1.469       1.432           --
                                                                                 2010   1.508       1.469           --
                                                                                 2009   1.544       1.508           --
                                                                                 2008   1.549       1.544           --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.071       1.175           --
                                                                                 2012   0.952       1.071           --
                                                                                 2011   1.044       0.952           --
                                                                                 2010   0.937       1.044           --
                                                                                 2009   0.792       0.937           --
                                                                                 2008   1.228       0.792           --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.730       1.773           --
                                                                                 2015   1.731       1.730           --
                                                                                 2014   1.602       1.731           --
                                                                                 2013   1.355       1.602           --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.365       1.328       10,898
                                                                                 2015   1.267       1.365       21,350
                                                                                 2014   1.130       1.267       22,415
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.451       1.509           --
                                                                                 2015   1.456       1.451           --
                                                                                 2014   1.355       1.456           --
                                                                                 2013   1.156       1.355           --
                                                                                 2012   1.058       1.156           --
                                                                                 2011   1.049       1.058           --
                                                                                 2010   0.985       1.049           --
                                                                                 2009   0.864       0.985           --
                                                                                 2008   1.109       0.864           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.504       1.569        1,825

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.511       1.504            --
                                                                        2014   1.406       1.511            --
                                                                        2013   1.082       1.406            --
                                                                        2012   0.986       1.082            --
                                                                        2011   1.057       0.986            --
                                                                        2010   0.971       1.057            --
                                                                        2009   0.757       0.971            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2016   1.212       1.253            --
                                                                        2015   1.257       1.212            --
                                                                        2014   1.233       1.257            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2016   1.208       1.260        83,542
                                                                        2015   1.255       1.208       135,727
                                                                        2014   1.222       1.255       164,715
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2016   1.186       1.250        84,696
                                                                        2015   1.238       1.186        89,735
                                                                        2014   1.198       1.238        94,605
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.491       1.618            --
                                                                        2015   1.516       1.491            --
                                                                        2014   1.376       1.516            --
                                                                        2013   1.072       1.376            --
                                                                        2012   0.954       1.072            --
                                                                        2011   0.963       0.954            --
                                                                        2010   0.863       0.963            --
                                                                        2009   0.704       0.863            --
                                                                        2008   1.090       0.704            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2016   1.288       1.367         5,609
                                                                        2015   1.327       1.288         5,609
                                                                        2014   1.257       1.327            --
                                                                        2013   1.087       1.257            --
                                                                        2012   1.002       1.087            --
                                                                        2011   1.007       1.002            --
                                                                        2010   0.941       1.007            --
                                                                        2009   0.817       0.941            --
                                                                        2008   1.079       0.817            --
                                                                        2007   1.064       1.079            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2016   1.739       1.934            --
                                                                        2015   1.789       1.739            --
                                                                        2014   1.660       1.789            --
                                                                        2013   1.256       1.660            --
                                                                        2012   1.108       1.256            --
                                                                        2011   1.128       1.108            --
                                                                        2010   1.040       1.128            --
                                                                        2009   0.885       1.040            --
                                                                        2008   1.278       0.885            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.274       1.470        19,168
                                                                        2015   1.303       1.274        19,341
                                                                        2014   1.341       1.303        19,399
                                                                        2013   1.082       1.341        19,315
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.124       1.520            --
                                                                        2012   0.972       1.124            --
                                                                        2011   1.011       0.972            --
                                                                        2010   0.889       1.011            --
                                                                        2009   0.638       0.889            --
                                                                        2008   1.053       0.638            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.633       1.617            --
                                                                        2015   1.515       1.633            --
                                                                        2014   1.428       1.515            --
                                                                        2013   1.139       1.428            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.934       2.101            --
                                                                        2015   1.937       1.934         3,700
                                                                        2014   1.864       1.937         3,826
                                                                        2013   1.327       1.864         6,328
                                                                        2012   1.175       1.327         9,413
                                                                        2011   1.189       1.175         9,587
                                                                        2010   0.906       1.189        25,362
                                                                        2009   0.671       0.906        28,419
                                                                        2008   1.028       0.671        29,108

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.063       2.222         3,873
                                                                        2015   2.165       2.063         3,876
                                                                        2014   1.844       2.165         3,880
                                                                        2013   1.710       1.844         3,884
                                                                        2012   1.695       1.710         4,463
                                                                        2011   1.494       1.695         5,306
                                                                        2010   1.443       1.494         6,193
                                                                        2009   1.290       1.443         7,158
                                                                        2008   1.958       1.290         8,313
                                                                        2007   1.667       1.958         9,205
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.561       2.499            --
                                                                        2015   2.483       2.561         1,180
                                                                        2014   2.247       2.483         1,224
                                                                        2013   1.712       2.247        10,861
                                                                        2012   1.491       1.712        14,522
                                                                        2011   1.541       1.491        15,270
                                                                        2010   1.393       1.541        16,775
                                                                        2009   0.949       1.393        17,713
                                                                        2008   1.780       0.949         2,480
                                                                        2007   1.373       1.780         2,486
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.683       0.869            --
                                                                        2008   1.317       0.683        46,547
                                                                        2007   1.408       1.317        43,075
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.792       0.792            --
                                                                        2011   0.958       0.792            --
                                                                        2010   0.877       0.958        35,794
                                                                        2009   0.875       0.877        36,850
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.867       1.949            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.018       0.987            --
                                                                        2007   1.007       1.018            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.586       1.531            --
                                                                        2013   1.214       1.586        68,432
                                                                        2012   1.078       1.214        73,431
                                                                        2011   1.163       1.078       113,108
                                                                        2010   1.026       1.163       100,007
                                                                        2009   0.833       1.026       103,850
                                                                        2008   1.281       0.833       114,859
                                                                        2007   1.173       1.281       133,412
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.205       1.288            --
                                                                        2009   0.838       1.205         4,589
                                                                        2008   1.727       0.838         4,492
                                                                        2007   1.628       1.727         4,494
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.205       1.128            --
                                                                        2007   1.226       1.205        73,355
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.145       1.282            --
                                                                        2010   1.091       1.145        30,092
                                                                        2009   0.920       1.091        34,167
                                                                        2008   1.235       0.920        37,677
                                                                        2007   1.124       1.235        40,666
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.739       1.659            --
                                                                        2007   1.563       1.739       107,722
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.134       1.100            --
                                                                        2007   1.116       1.134        28,763
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.335       1.246            --
                                                                        2007   1.329       1.335       135,237
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.870       0.874            --
                                                                        2008   1.159       0.870            --
                                                                        2007   1.137       1.159            --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.007       0.968            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   0.997       1.007        95,404
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.281       1.237            --
                                                                                2007   1.263       1.281       149,705
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.277       1.214            --
                                                                                2007   1.341       1.277       116,100
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.540       1.519            --
                                                                                2013   1.300       1.540        18,845
                                                                                2012   1.130       1.300        19,128
                                                                                2011   1.360       1.130        14,878
                                                                                2010   1.233       1.360        14,266
                                                                                2009   0.884       1.233        14,380
                                                                                2008   1.741       0.884        10,854
                                                                                2007   1.690       1.741        14,233
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.109       1.089         5,519
                                                                                2015   1.143       1.109         5,697
                                                                                2014   1.118       1.143         5,516
                                                                                2013   1.187       1.118         5,307
                                                                                2012   1.190       1.187         4,538
                                                                                2011   1.140       1.190         4,448
                                                                                2010   1.102       1.140         4,524
                                                                                2009   1.050       1.102         4,371
                                                                                2008   1.032       1.050         2,553
                                                                                2007   1.005       1.032         2,897
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.811       0.810            --
                                                                                2008   1.272       0.811            --
                                                                                2007   1.237       1.272            --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.144       1.127            --
                                                                                2007   1.169       1.144        73,163
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.757       1.689            --
                                                                                2007   1.553       1.757        34,480
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.300       1.244            --
                                                                                2007   1.257       1.300        54,489
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.311       1.288            --
                                                                                2007   1.194       1.311        66,024
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.317       1.235            --
                                                                                2007   1.253       1.317         2,931
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.823       0.824            --
                                                                                2008   1.214       0.823       186,487
                                                                                2007   1.186       1.214       205,631
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.015       1.016            --
                                                                                2007   0.996       1.015        93,449
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.162       1.011            --
                                                                                2007   1.128       1.162        61,668
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.890       2.144        14,876
                                                                                2015   1.985       1.890        15,687
                                                                                2014   1.939       1.985        15,824
                                                                                2013   1.478       1.939        40,382
                                                                                2012   1.339       1.478        44,890
                                                                                2011   1.468       1.339        59,392
                                                                                2010   1.229       1.468        64,677
                                                                                2009   0.976       1.229        69,990
                                                                                2008   1.511       0.976        80,196
                                                                                2007   1.512       1.511        86,062
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.134       1.132            --
                                                                                2007   1.109       1.134        99,086
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.924       0.953            --
                                                                                2009   0.593       0.924        27,657
                                                                                2008   1.138       0.593        31,098
                                                                                2007   1.026       1.138        32,907
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.496       1.388            --
                                                                                2007   1.228       1.496        21,337

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.223       1.196            --
                                                                                   2007   1.239       1.223        88,927
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.550       1.662         4,763
                                                                                   2015   1.648       1.550         4,762
                                                                                   2014   1.496       1.648         4,605
                                                                                   2013   1.147       1.496        11,974
                                                                                   2012   1.054       1.147        14,192
                                                                                   2011   1.075       1.054        14,998
                                                                                   2010   0.964       1.075        17,095
                                                                                   2009   0.742       0.964        17,620
                                                                                   2008   1.165       0.742        28,629
                                                                                   2007   1.113       1.165        32,821
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.150       1.090            --
                                                                                   2007   1.126       1.150            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.750       1.426        37,016
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.528       1.696        18,529
                                                                                   2015   1.635       1.528        19,032
                                                                                   2014   1.625       1.635        21,595
                                                                                   2013   1.526       1.625        49,469
                                                                                   2012   1.345       1.526        50,370
                                                                                   2011   1.350       1.345        41,056
                                                                                   2010   1.197       1.350        45,516
                                                                                   2009   0.838       1.197        39,809
                                                                                   2008   1.130       0.838        57,271
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.377       1.374            --
                                                                                   2013   1.184       1.377        73,924
                                                                                   2012   1.068       1.184        73,955
                                                                                   2011   1.115       1.068        73,990
                                                                                   2010   1.008       1.115        74,028
                                                                                   2009   0.844       1.008       186,445
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.485       1.473            --
                                                                                   2013   1.211       1.485            --
                                                                                   2012   1.075       1.211            --
                                                                                   2011   1.148       1.075            --
                                                                                   2010   1.021       1.148            --
                                                                                   2009   0.835       1.021            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.360       1.360            --
                                                                                   2013   1.222       1.360            --
                                                                                   2012   1.117       1.222            --
                                                                                   2011   1.148       1.117            --
                                                                                   2010   1.049       1.148            --
                                                                                   2009   0.893       1.049            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.374       1.496         8,401
                                                                                   2015   1.634       1.374         9,082
                                                                                   2014   1.789       1.634         7,584
                                                                                   2013   1.930       1.789        13,087
                                                                                   2012   1.664       1.930        15,202
                                                                                   2011   2.095       1.664        32,223
                                                                                   2010   1.735       2.095        34,378
                                                                                   2009   1.053       1.735        37,252
                                                                                   2008   2.423       1.053        49,585
                                                                                   2007   1.937       2.423        43,315
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)............. 2016   1.354       1.307        21,283
                                                                                   2015   1.415       1.354        21,331
                                                                                   2014   1.562       1.415        20,007
                                                                                   2013   1.344       1.562        32,173
                                                                                   2012   1.183       1.344        35,543
                                                                                   2011   1.361       1.183        79,756
                                                                                   2010   1.254       1.361        86,153
                                                                                   2009   0.979       1.254        88,733
                                                                                   2008   1.691       0.979       109,864
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.991       1.071            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   0.967       0.991        56,399
                                                                         2011   1.048       0.967        68,175
                                                                         2010   0.876       1.048        70,725
                                                                         2009   0.658       0.876        76,288
                                                                         2008   1.049       0.658        92,100
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2016   2.275       2.221        18,854
                                                                         2015   2.248       2.275        20,682
                                                                         2014   2.260       2.248        20,838
                                                                         2013   1.825       2.260         7,952
                                                                         2012   1.547       1.825         7,969
                                                                         2011   1.734       1.547         8,213
                                                                         2010   1.616       1.734         3,634
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).............. 2016   1.449       1.479            --
                                                                         2015   1.510       1.449        18,130
                                                                         2014   1.485       1.510        20,174
                                                                         2013   1.503       1.485       108,657
                                                                         2012   1.385       1.503       120,552
                                                                         2011   1.375       1.385       116,521
                                                                         2010   1.260       1.375       129,095
                                                                         2009   0.974       1.260       129,539
                                                                         2008   1.134       0.974        95,388
 MIST RCM Technology Subaccount (Class E) (5/10)........................ 2013   1.091       1.137            --
                                                                         2012   0.997       1.091        14,471
                                                                         2011   1.137       0.997        19,408
                                                                         2010   0.972       1.137        23,351
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   2.157       2.231         1,798
                                                                         2015   2.077       2.157         1,793
                                                                         2014   1.891       2.077         1,829
                                                                         2013   1.422       1.891        30,989
                                                                         2012   1.284       1.422        38,423
                                                                         2011   1.341       1.284        41,567
                                                                         2010   1.078       1.341        46,281
                                                                         2009   0.761       1.078        49,243
                                                                         2008   1.238       0.761         2,978
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.237       1.330            --
                                                                         2012   1.199       1.237         5,560
                                                                         2011   1.330       1.199        19,253
                                                                         2010   1.074       1.330        20,397
                                                                         2009   0.749       1.074        21,576
                                                                         2008   1.383       0.749        21,767
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2016   1.082       1.084        24,780
                                                                         2015   1.107       1.082        25,839
                                                                         2014   1.064       1.107        25,400
                                                                         2013   1.104       1.064        64,932
                                                                         2012   1.057       1.104        67,170
                                                                         2011   1.021       1.057        72,715
                                                                         2010   0.970       1.021        77,568
                                                                         2009   0.912       0.970        82,674
                                                                         2008   0.971       0.912        85,768
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.297       1.491        48,319
                                                                         2015   1.419       1.297        51,960
                                                                         2014   1.329       1.419        56,086
                                                                         2013   1.035       1.329        66,152
                                                                         2012   0.933       1.035        74,064
                                                                         2011   0.939       0.933        78,538
                                                                         2010   0.885       0.939        88,934
                                                                         2009   0.818       0.885        93,019
                                                                         2008   1.210       0.818        98,221
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)........ 2016   1.213       1.182        21,580
                                                                         2015   1.245       1.213        21,049
                                                                         2014   1.279       1.245        20,681
                                                                         2013   1.313       1.279        92,962
                                                                         2012   1.348       1.313        91,935
                                                                         2011   1.385       1.348        95,460
                                                                         2010   1.422       1.385        83,554
                                                                         2009   1.456       1.422        82,199
                                                                         2008   1.461       1.456        82,821

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.083       1.188            --
                                                                                 2012   0.964       1.083        72,690
                                                                                 2011   1.057       0.964        93,203
                                                                                 2010   0.950       1.057       105,768
                                                                                 2009   0.803       0.950       117,244
                                                                                 2008   1.245       0.803       126,776
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.707       1.748         2,497
                                                                                 2015   1.708       1.707         3,190
                                                                                 2014   1.582       1.708         4,754
                                                                                 2013   1.339       1.582         4,910
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.358       1.321        58,866
                                                                                 2015   1.261       1.358        60,096
                                                                                 2014   1.126       1.261        69,620
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.431       1.487         6,410
                                                                                 2015   1.436       1.431         7,369
                                                                                 2014   1.337       1.436         9,063
                                                                                 2013   1.142       1.337         9,974
                                                                                 2012   1.046       1.142        11,095
                                                                                 2011   1.037       1.046        15,818
                                                                                 2010   0.974       1.037        19,599
                                                                                 2009   0.855       0.974        23,685
                                                                                 2008   1.098       0.855        27,025
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.492       1.555        72,385
                                                                                 2015   1.500       1.492        56,092
                                                                                 2014   1.396       1.500        56,756
                                                                                 2013   1.075       1.396        81,408
                                                                                 2012   0.980       1.075        89,971
                                                                                 2011   1.051       0.980       107,938
                                                                                 2010   0.966       1.051       116,580
                                                                                 2009   0.754       0.966       119,278
                                                                                 2008   1.232       0.754       137,075
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.206       1.246            --
                                                                                 2015   1.252       1.206            --
                                                                                 2014   1.228       1.252            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.202       1.254         9,070
                                                                                 2015   1.250       1.202         9,521
                                                                                 2014   1.217       1.250        93,382
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.180       1.243            --
                                                                                 2015   1.233       1.180            --
                                                                                 2014   1.193       1.233        58,198
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.483       1.609            --
                                                                                 2015   1.509       1.483         6,264
                                                                                 2014   1.370       1.509         6,498
                                                                                 2013   1.068       1.370         6,508
                                                                                 2012   0.951       1.068            --
                                                                                 2011   0.960       0.951            --
                                                                                 2010   0.861       0.960            --
                                                                                 2009   0.702       0.861            --
                                                                                 2008   1.089       0.702            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)...................... 2016   1.282       1.360         3,159
                                                                                 2015   1.322       1.282         3,161
                                                                                 2014   1.252       1.322         3,164
                                                                                 2013   1.083       1.252         3,167
                                                                                 2012   1.000       1.083         3,170
                                                                                 2011   1.005       1.000         3,174
                                                                                 2010   0.940       1.005         3,178
                                                                                 2009   0.816       0.940         3,183
                                                                                 2008   1.078       0.816         3,188
                                                                                 2007   1.064       1.078         3,191
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............................. 2016   1.744       1.940        22,993

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.796       1.744        24,841
                                                                        2014   1.667       1.796        26,403
                                                                        2013   1.262       1.667       122,451
                                                                        2012   1.114       1.262        76,390
                                                                        2011   1.134       1.114        81,742
                                                                        2010   1.047       1.134        89,221
                                                                        2009   0.891       1.047        95,446
                                                                        2008   1.287       0.891        60,541
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.267       1.461        30,585
                                                                        2015   1.296       1.267        31,246
                                                                        2014   1.335       1.296        33,742
                                                                        2013   1.078       1.335        48,710
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.120       1.514            --
                                                                        2012   0.969       1.120        24,603
                                                                        2011   1.009       0.969        27,492
                                                                        2010   0.887       1.009        30,979
                                                                        2009   0.637       0.887        33,461
                                                                        2008   1.052       0.637        57,945
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.636       1.619        16,381
                                                                        2015   1.519       1.636        18,430
                                                                        2014   1.432       1.519        20,396
                                                                        2013   1.143       1.432        37,087
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.677       1.820         5,681
                                                                        2015   1.680       1.677         5,834
                                                                        2014   1.618       1.680         6,263
                                                                        2013   1.152       1.618        12,615
                                                                        2012   1.021       1.152        16,496
                                                                        2011   1.033       1.021        37,339
                                                                        2010   0.788       1.033        43,122
                                                                        2009   0.584       0.788        47,620
                                                                        2008   0.894       0.584        61,171


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)


1(a). Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable



3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)



3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17,
                      2014.)


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(f). Principal Underwriting and Distribution Agreement between Brighthouse Life insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Filed herewith.)


3(g). Brighthouse Securities, LLC Sales Agreement (Filed herewith.)



4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(h)                  Company Name Change Endorsement (6-E120-14).
                      (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



4(i)                  Company Name Change Endorsement (effective March 6,
                      2017)(5-E132-6) (Filed herewith.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed on November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)



6(e). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Filed herewith.)


6(f).                 Copy of Amended and Restated By-Laws of the Company
                      (Filed herewith.)



7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)



7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)



7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd.

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      (incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 8, 2015.)


7(g). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6,
                      2016.)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(a)(ii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, Brighthouse Life Insurance Company (effective March 6, 2017). (Filed herewith.)




8(b). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)



8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(b)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on
                      November 17, 2014.)



8(b)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Filed herewith.)



8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities'

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2011.)



8(c)(iii.)            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014.)
                      (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4 File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)


8(d). Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200240/811-03365,
                      filed November 17, 2014.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778811-21262, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262,
                      filed April 5, 2011.)



8(e)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(e)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)


8(e)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)



8(h)(ii).             Amendment to the Participation Agreement Among MetLife
                      Insurance Company of Connecticut, Deutsche Variable
                      Series II, DeAWM Distributors, Inc. and Deutsche
                      Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200262/811-05200, filed November
                      17, 2014.)



8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc.,

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 3,
                      2013.)



8(i)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)



8(i)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 6, 2016.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)



8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(j)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)



8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(k)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed November 17, 2014.)



8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(l)(ii).             Amendment No. 5 to the Participation Agreement, as
                      Previously Amended Among MetLife Insurance Company of
                      Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November
                      17, 2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(l)(iii)             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Filed herewith.)


8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)



8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)



8(m)(ii).             Amendment No. 6 to the Amended and Restated Fund
                      Participation Agreement dated March 23, 1998 Among
                      MetLife Insurance Company of Connecticut, Dreyfus
                      Variable Investment Fund and the Dreyfus Socially
                      Responsible Growth Fund, Inc. (incorporated herein by reference to Exhibit 8(m)(ii) to Post-Effective Amendment
                      No. 25 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 8, 2015.)



8(n). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (incorporated herein by reference to
                      Exhibit 8(n) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)



9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith)


11.                   Not Applicable


12.                   Not Applicable



13. Powers of Attorney for Eric T. Steigerwalt, Anant Bhalla, Myles J. Lambert, Kieran Mullins, John L. Rosenthal and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     Brighthouse Life Insurance Company

     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------





Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277

Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER



(a)        Brighthouse Securities, LLC
           11225 North Community House Road
           Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

           Brighthouse Fund UL for Variable Life Insurance
           Brighthouse Fund UL III for Variable Life Insurance
           Brighthouse Funds Trust I
           Brighthouse Funds Trust II
           Brighthouse Separate Account A
           Brighthouse Separate Account Eleven for Variable Annuities Brighthouse Separate Account QPN for Variable Annuities Brighthouse Variable Annuity Account B
           Brighthouse Variable Annuity Account C
           Brighthouse Variable Life Account A
           Brighthouse Variable Life Account One
           New England Variable Annuity Separate Account
           New England Variable Life Separate Account




(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ---------------------------------------------------------
Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,161,672       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

   (e)        Brighthouse Financial, One Financial Center, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 5th day of April, 2017.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April, 2017.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------     Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert

/s/ Kieran Mullins*        Director and Vice President
------------------------
Kieran Mullins

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------     Officer
John L.Rosenthal

/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------      Officer
Anant Bhalla

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-in-fact
       April 5, 2017


* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



3(f) Principal Underwriting and Distribution Agreement (Brighthouse Securities, LLC)

3(g)   Sales Agreement (Brighthouse Securities)


4(i)   Company Name Change Endorsement


6(e)   Certificate of Amendment of Certificate of Incorporation of the Company

6(f)   Amended and Restated By-Laws of the Company


8(a)(ii) Participation Agreement with Brighthouse Funds Trust II

8(b)(iv) Participation Agreement with Brighthouse Funds Trust I

8(l)(iii) Amendments to Participation Agreement with Fidelity Variable
          Insurance Products Funds


10     Consent of Independent Registered Public Accounting Firm
       (Deloitte & Touche LLP)


13     Powers of Attorney